UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Balanced Income Portfolio Class ADV - IIFAX

Voya Balanced Income Portfolio Class I - IIFIX

Voya Balanced Income Portfolio Class S - IIFSX

Voya Balanced Income Portfolio Class S2 - IIFTX

Voya Global Perspectives® Portfolio Class ADV - IPARX

Voya Global Perspectives® Portfolio Class I - IPIRX

Voya Global Perspectives® Portfolio Class S - IPSRX

Voya Government Liquid Assets Portfolio Class I - IPLXX

Voya Government Liquid Assets Portfolio Class S - ISPXX

Voya Government Liquid Assets Portfolio Class S2 - ITLXX

Voya High Yield Portfolio Class ADV - IPYAX

Voya High Yield Portfolio Class I - IPIMX

Voya High Yield Portfolio Class S - IPHYX

Voya High Yield Portfolio Class S2 - IPYSX

Voya Inflation Protected Bond Plus Portfolio Class ADV - IBRAX

Voya Inflation Protected Bond Plus Portfolio Class I - IBRIX

Voya Inflation Protected Bond Plus Portfolio Class S - IBRSX

Voya Large Cap Growth Portfolio Class ADV - IEOPX

Voya Large Cap Growth Portfolio Class I - IEOHX

Voya Large Cap Growth Portfolio Class R6 - VRLCX

Voya Large Cap Growth Portfolio Class S - IEOSX

Voya Large Cap Growth Portfolio Class S2 - IEOTX

Voya Large Cap Value Portfolio Class ADV - IPEAX

Voya Large Cap Value Portfolio Class I - IPEIX

Voya Large Cap Value Portfolio Class R6 - VLCRX

Voya Large Cap Value Portfolio Class S - IPESX

Voya Large Cap Value Portfolio Class S2 - IPETX

Voya Limited Maturity Bond Portfolio Class ADV - IMBAX

Voya Limited Maturity Bond Portfolio Class I - ILBPX

Voya Limited Maturity Bond Portfolio Class S - ILMBX

Voya Retirement Conservative Portfolio Class ADV - IRCAX

Voya Retirement Conservative Portfolio Class I - IRCPX

Voya Retirement Aggressive Portfolio Class ADV - IRGPX

Voya Retirement Aggressive Portfolio Class I - IIRGX

Voya Retirement Moderately Aggressive Portfolio Class ADV - IRMGX

Voya Retirement Moderately Aggressive Portfolio Class I - IRGMX

Voya Retirement Moderate Portfolio Class ADV - IRMPX

Voya Retirement Moderate Portfolio Class I - IRMIX

Voya U.S. Stock Index Portfolio Class ADV - ISIVX

Voya U.S. Stock Index Portfolio Class I - INGIX

Voya U.S. Stock Index Portfolio Class S - ISJBX

Voya U.S. Stock Index Portfolio Class S2 - ISIPX

Voya VACS Index Series S Portfolio Portfolio - VVIPX

VY® CBRE Global Real Estate Portfolio Class ADV - ICRNX

VY® CBRE Global Real Estate Portfolio Class I - IRGIX

VY® CBRE Global Real Estate Portfolio Class S - IRGTX

VY® CBRE Global Real Estate Portfolio Class S2 - IRGSX

VY® CBRE Real Estate Portfolio Class ADV - ICRPX

VY® CBRE Real Estate Portfolio Class I - IVRIX

VY® CBRE Real Estate Portfolio Class S - IVRSX

VY® CBRE Real Estate Portfolio Class S2 - IVRTX

VY® Invesco Growth and Income Portfolio Class ADV - IVGAX

VY® Invesco Growth and Income Portfolio Class I - IVGIX

VY® Invesco Growth and Income Portfolio Class S - IVGSX

VY® Invesco Growth and Income Portfolio Class S2 - IVITX

VY® JPMorgan Emerging Markets Equity Portfolio Class ADV - IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio Class I - IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio Class S - IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio Class S2 - IJPTX

VY® JPMorgan Small Cap Core Equity Portfolio Class ADV - IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio Class I - IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio Class R6 - VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S - IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S2 - IJSTX

VY® Morgan Stanley Global Franchise Portfolio Class ADV - IGFAX

VY® Morgan Stanley Global Franchise Portfolio Class R6 - VPRDX

VY® Morgan Stanley Global Franchise Portfolio Class S - IVGTX

VY® Morgan Stanley Global Franchise Portfolio Class S2 - IGFSX

VY® T. Rowe Price Capital Appreciation Portfolio Class ADV - ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class I - ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio Class R6 - VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class S - ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio Class S2 - ITCTX

VY® T. Rowe Price Equity Income Portfolio Class ADV - ITEAX

VY® T. Rowe Price Equity Income Portfolio Class I - ITEIX

VY® T. Rowe Price Equity Income Portfolio Class S - IRPSX

VY® T. Rowe Price Equity Income Portfolio Class S2 - ITETX

Class ADV: IIFAX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$126	1.19%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,526	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,682	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$11,999	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,150	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,546	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$15,804	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$13,544	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,036	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$16,910	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$18,815	$30,303	$12,200	$18,815	$21,958	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.27%	5.28%	6.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$372,553,770
  # of Portfolio Holdings406
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$2,175,808

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIFAX

Voya Balanced Income Portfolio

92914E705-AR

Class I: IIFIX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$63	0.59%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,602	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,827	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$12,212	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,500	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,983	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$16,394	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$14,134	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,785	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$17,837	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$19,970	$30,303	$12,200	$18,815	$21,958	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.96%	5.92%	7.16%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$372,553,770
  # of Portfolio Holdings406
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$2,175,808

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIFIX

Voya Balanced Income Portfolio

92914E606-AR

Class S: IIFSX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$90	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,568	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,763	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$12,123	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,353	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,789	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$16,133	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$13,880	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,464	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$17,442	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$19,338	$30,303	$12,200	$18,815	$21,958	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.87%	5.51%	6.82%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$372,553,770
  # of Portfolio Holdings406
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$2,175,808

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IIFSX

Voya Balanced Income Portfolio

92914E507-AR

Class S2: IIFTX

Voya Balanced Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$104	0.99%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the blended 60% Bloomberg U.S. Aggregate Bond Index/30% of the Russell 1000 Index/10% MSCI EAFE Index.

↑ Top contributors to performance:  Underlying fund selection and asset allocation had positive impacts. The Fund’s overweight to emerging market equities and underweight to U.S. small cap were the biggest contributors.

↓ Top detractors from performance: The Fund’s overweight to S&P 500 health care and underweight to U.S. mid cap were the biggest detractors

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	MSCI EAFE® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,552	$10,786	$10,265	$10,541	$10,100	$11,205
2017	$12,726	$13,371	$10,628	$11,680	$12,628	$13,635
2018	$12,070	$12,113	$10,629	$11,376	$10,887	$12,984
2019	$14,260	$15,335	$11,556	$13,278	$13,283	$17,064
2020	$14,691	$17,827	$12,424	$14,909	$14,321	$20,641
2021	$15,996	$21,132	$12,233	$16,049	$15,934	$26,101
2022	$13,734	$17,252	$10,641	$13,686	$13,632	$21,108
2023	$15,273	$21,083	$11,230	$15,446	$16,118	$26,707
2024	$17,206	$24,770	$11,370	$16,702	$16,734	$33,253
2025	$19,114	$30,303	$12,200	$18,815	$21,958	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.09%	5.41%	6.69%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
60% Bloomberg US Aggregate Bond Index/ 30% Russell 1000® Index/ 10% MSCI EAFE® Index	12.65%	4.76%	6.53%
MSCI EAFE® Index	31.22%	8.92%	8.18%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$372,553,770
  # of Portfolio Holdings406
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$2,175,808

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Core Bond ETF	29.2%
Voya Multi-Sector Income ETF	28.7%
iShares Core S&P Mid-Cap ETF	4.5%
NVIDIA Corp.	2.0%
Alphabet, Inc. - Class A	1.8%
Microsoft Corp.	1.6%
Apple, Inc.	1.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Broadcom, Inc.	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.2%
Preferred Stock	0.0%
Mutual Funds	1.1%
Common Stock	33.9%
Exchange-Traded Funds	63.8%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective November 15, 2025, the Portfolio (i) made changes to the Portfolio’s principal investment strategies, including changes to the principal risks; (ii) implemented a management fee waiver on investments into affiliated exchange‑traded funds; & (iii) reduced the Portfolio’s standard expense limits.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIFTX

Voya Balanced Income Portfolio

92914E408-AR

Class ADV: IPARX

Voya Global Perspectives® Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	0.52%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth® Index. Underlying fund selection and asset allocation detracted.

↑ Top contributors to performance:  An underweight in U.S. large cap equities & overweight to emerging market equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Equity, Voya Global Bond,& Voya High Yield were contributors.

↓ Top detractors from performance: Overweights to U.S. real estate investment trusts, U.S. small cap & U.S. mid cap as well as underweight in international equities were the biggest detractors. On an individual holdings level, Voya Mid Cap Opportunities, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,649	$10,786	$10,265	$10,677
2017	$12,205	$13,371	$10,628	$12,378
2018	$11,289	$12,113	$10,629	$11,674
2019	$13,317	$15,335	$11,556	$13,915
2020	$15,421	$17,827	$12,424	$15,561
2021	$16,307	$21,132	$12,233	$17,330
2022	$13,421	$17,252	$10,641	$14,684
2023	$14,789	$21,083	$11,230	$16,942
2024	$15,810	$24,770	$11,370	$18,760
2025	$18,006	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	13.89%	3.15%	6.06%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$9,346,502
  # of Portfolio Holdings10
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$27,017

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.7%
Voya International Index Portfolio - Class I	10.3%
Voya Small Company Portfolio - Class R6	10.1%
Voya Index Plus LargeCap Portfolio - Class I	10.1%
Voya High Yield Portfolio - Class I	10.0%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	9.9%
Voya Global Bond Fund - Class R6	9.9%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.4%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	39.8%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 10, 2025, the Portfolio revised its prospectus to add (i) principal risks related to Environmental, Social, and Governance and sector-focused investing & (ii) include additional information about an affiliated underlying fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPARX

Voya Global Perspectives® Portfolio

92914C303-AR

Class I: IPIRX

Voya Global Perspectives® Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$22	0.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth® Index. Underlying fund selection and asset allocation detracted.

↑ Top contributors to performance:  An underweight in U.S. large cap equities & overweight to emerging market equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Equity, Voya Global Bond,& Voya High Yield were contributors.

↓ Top detractors from performance: Overweights to U.S. real estate investment trusts, U.S. small cap & U.S. mid cap as well as underweight in international equities were the biggest detractors. On an individual holdings level, Voya Mid Cap Opportunities, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,681	$10,786	$10,265	$10,677
2017	$12,281	$13,371	$10,628	$12,378
2018	$11,396	$12,113	$10,629	$11,674
2019	$13,485	$15,335	$11,556	$13,915
2020	$15,661	$17,827	$12,424	$15,561
2021	$16,615	$21,132	$12,233	$17,330
2022	$13,707	$17,252	$10,641	$14,684
2023	$15,146	$21,083	$11,230	$16,942
2024	$16,253	$24,770	$11,370	$18,760
2025	$18,565	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.23%	3.46%	6.38%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$9,346,502
  # of Portfolio Holdings10
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$27,017

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.7%
Voya International Index Portfolio - Class I	10.3%
Voya Small Company Portfolio - Class R6	10.1%
Voya Index Plus LargeCap Portfolio - Class I	10.1%
Voya High Yield Portfolio - Class I	10.0%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	9.9%
Voya Global Bond Fund - Class R6	9.9%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.4%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	39.8%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 10, 2025, the Portfolio revised its prospectus to add (i) principal risks related to Environmental, Social, and Governance and sector-focused investing & (ii) include additional information about an affiliated underlying fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIRX

Voya Global Perspectives® Portfolio

92914C204-AR

Class S: IPSRX

Voya Global Perspectives® Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$49	0.46%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth® Index. Underlying fund selection and asset allocation detracted.

↑ Top contributors to performance:  An underweight in U.S. large cap equities & overweight to emerging market equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Equity, Voya Global Bond,& Voya High Yield were contributors.

↓ Top detractors from performance: Overweights to U.S. real estate investment trusts, U.S. small cap & U.S. mid cap as well as underweight in international equities were the biggest detractors. On an individual holdings level, Voya Mid Cap Opportunities, VY® CBRE Global Real Estate & Voya Small Company Portfolios were key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,655	$10,786	$10,265	$10,677
2017	$12,222	$13,371	$10,628	$12,378
2018	$11,310	$12,113	$10,629	$11,674
2019	$13,354	$15,335	$11,556	$13,915
2020	$15,463	$17,827	$12,424	$15,561
2021	$16,365	$21,132	$12,233	$17,330
2022	$13,475	$17,252	$10,641	$14,684
2023	$14,860	$21,083	$11,230	$16,942
2024	$15,882	$24,770	$11,370	$18,760
2025	$18,109	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.02%	3.21%	6.12%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$9,346,502
  # of Portfolio Holdings10
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$27,017

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Multi-Manager Emerging Markets Equity Fund - Class I	10.7%
Voya International Index Portfolio - Class I	10.3%
Voya Small Company Portfolio - Class R6	10.1%
Voya Index Plus LargeCap Portfolio - Class I	10.1%
Voya High Yield Portfolio - Class I	10.0%
Voya GNMA Income Fund - Class R6	10.0%
Voya U.S. Bond Index Portfolio - Class I	9.9%
Voya Global Bond Fund - Class R6	9.9%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.4%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	39.8%
Equity	60.4%

Target Asset Allocations

Value	Value
US Large Blend	10.0%
US Mid Cap Blend	10.0%
US Small Cap	10.0%
International	10.0%
Emerging Markets	10.0%
Mortgage Backed	10.0%
Global Real Estate	10.0%
Core Fixed Income	10.0%
High Yield	10.0%
International Bonds	10.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus, as supplemented, at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 10, 2025, the Portfolio revised its prospectus to add (i) principal risks related to Environmental, Social, and Governance and sector-focused investing & (ii) include additional information about an affiliated underlying fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSRX

Voya Global Perspectives® Portfolio

92914C105-AR

Class I: IPLXX

Voya Government Liquid Assets Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

Fund Statistics

  Total Net Assets$1,243,326,721
  # of Portfolio Holdings25
  Investment Advisory Fees Paid$3,431,084

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(8.1)%
Mutual Funds	9.5%
U.S. Treasury Repurchase Agreements	12.4%
U.S. Government Agency Debt	42.1%
U.S. Treasury Debt	44.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLXX

Voya Government Liquid Assets Portfolio

92914F835-AR

Class S: ISPXX

Voya Government Liquid Assets Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

Fund Statistics

  Total Net Assets$1,243,326,721
  # of Portfolio Holdings25
  Investment Advisory Fees Paid$3,431,084

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(8.1)%
Mutual Funds	9.5%
U.S. Treasury Repurchase Agreements	12.4%
U.S. Government Agency Debt	42.1%
U.S. Treasury Debt	44.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISPXX

Voya Government Liquid Assets Portfolio

92914F843-AR

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.68%

Fund Statistics

  Total Net Assets$1,243,326,721
  # of Portfolio Holdings25
  Investment Advisory Fees Paid$3,431,084

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(8.1)%
Mutual Funds	9.5%
U.S. Treasury Repurchase Agreements	12.4%
U.S. Government Agency Debt	42.1%
U.S. Treasury Debt	44.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITLXX

Voya Government Liquid Assets Portfolio

92914F827-AR

Class ADV: IPYAX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$112	1.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,421	$10,265	$11,749	$11,713
2017	$12,087	$10,628	$12,628	$12,591
2018	$11,660	$10,629	$12,342	$12,330
2019	$13,388	$11,556	$14,121	$14,095
2020	$14,093	$12,424	$14,992	$15,089
2021	$14,748	$12,233	$15,796	$15,883
2022	$12,856	$10,641	$14,024	$14,107
2023	$14,351	$11,230	$15,911	$16,003
2024	$15,341	$11,370	$17,216	$17,313
2025	$16,573	$12,200	$18,680	$18,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.03%	3.29%	5.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$317,961,547
  # of Portfolio Holdings106
  Portfolio Turnover Rate147%
  Investment Advisory Fees Paid$1,503,502

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPYAX

Voya High Yield Portfolio

92914E101-AR

Class I: IPIMX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$50	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,489	$10,265	$11,749	$11,713
2017	$12,244	$10,628	$12,628	$12,591
2018	$11,882	$10,629	$12,342	$12,330
2019	$13,708	$11,556	$14,121	$14,095
2020	$14,531	$12,424	$14,992	$15,089
2021	$15,298	$12,233	$15,796	$15,883
2022	$13,419	$10,641	$14,024	$14,107
2023	$15,068	$11,230	$15,911	$16,003
2024	$16,185	$11,370	$17,216	$17,313
2025	$17,610	$12,200	$18,680	$18,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.80%	3.92%	5.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$317,961,547
  # of Portfolio Holdings106
  Portfolio Turnover Rate147%
  Investment Advisory Fees Paid$1,503,502

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIMX

Voya High Yield Portfolio

92914E309-AR

Class S: IPHYX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$76	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,461	$10,265	$11,749	$11,713
2017	$12,171	$10,628	$12,628	$12,591
2018	$11,782	$10,629	$12,342	$12,330
2019	$13,574	$11,556	$14,121	$14,095
2020	$14,339	$12,424	$14,992	$15,089
2021	$15,058	$12,233	$15,796	$15,883
2022	$13,173	$10,641	$14,024	$14,107
2023	$14,754	$11,230	$15,911	$16,003
2024	$15,828	$11,370	$17,216	$17,313
2025	$17,159	$12,200	$18,680	$18,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.41%	3.66%	5.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$317,961,547
  # of Portfolio Holdings106
  Portfolio Turnover Rate147%
  Investment Advisory Fees Paid$1,503,502

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPHYX

Voya High Yield Portfolio

92914G759-AR

Class S2: IPYSX

Voya High Yield Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$92	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund's Class I shares outperformed the ICE BofA U.S. High Yield Index. Classes ADV, S, S2 shares underperformed.

↑ Top contributors to performance: The first half of the reporting period, contributions were from security selection within energy, retailers and wirelines. For the second of reporting period, underweights in CCC rated bonds was a relative performance tailwind. Industries helping relative performance in the period included chemicals, cable and satellite TV, & financial services. Security selection was the main source of strength in financial services.

↓ Top detractors from performance: Negative contributions included security selection within building products, followed by an underweight in wireless during the first half of the reporting period.  For the second half of reporting period, industries detracting the most were healthcare, support-services, as well as basic industry and real estate.

Total Return Based on $10,000 Investment

	Class S2	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,443	$10,265	$11,749	$11,713
2017	$12,135	$10,628	$12,628	$12,591
2018	$11,743	$10,629	$12,342	$12,330
2019	$13,493	$11,556	$14,121	$14,095
2020	$14,232	$12,424	$14,992	$15,089
2021	$14,923	$12,233	$15,796	$15,883
2022	$13,038	$10,641	$14,024	$14,107
2023	$14,580	$11,230	$15,911	$16,003
2024	$15,618	$11,370	$17,216	$17,313
2025	$16,906	$12,200	$18,680	$18,806

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	8.25%	3.50%	5.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	8.62%	4.50%	6.52%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$317,961,547
  # of Portfolio Holdings106
  Portfolio Turnover Rate147%
  Investment Advisory Fees Paid$1,503,502

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.2%
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.5%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.5%
Navient Corp., 7.875%, 06/15/32	1.5%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.5%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.7%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.0%
Corporate Bonds/Notes	94.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the principal investment strategies and risks were revised to allow the Portfolio to invest in convertible securities.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPYSX

Voya High Yield Portfolio

92914G742-AR

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$123	1.19%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance:  The primary positive contributors were commercial mortgage-backed securities (CMBS), investment grade corporates (IG), collateralized loan obligations (CLOs), and agency mortgage floaters. The Fund was overweight single-asset, single-borrower (SASB) deals in CMBS which contributed, & added to investment grade (IG) amid some weakness after liberation day. After the rally, allocation to the front end of the curve to harvest carry. The Fund's active allocation to agency mortgage floaters also helped performance. Derivatives contributed positively to performance. Derivatives are used to replicate duration and inflation exposure. During the Liberation Day sell-off, the Fund used CDX High Yield to add exposure which also added to performance.

↓ Top detractors from performance: Duration reflects as the primary negative contributor, this is because the Fund replicates duration using total return swaps. In practice, the Fund did not take active duration in the portfolio.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,327	$10,265	$10,468
2017	$10,550	$10,628	$10,783
2018	$10,297	$10,629	$10,647
2019	$11,073	$11,556	$11,545
2020	$12,252	$12,424	$12,814
2021	$12,808	$12,233	$13,577
2022	$11,099	$10,641	$11,968
2023	$11,523	$11,230	$12,435
2024	$11,692	$11,370	$12,663
2025	$12,467	$12,200	$13,551

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.64%	0.35%	2.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

Prior to December 6, 2024 the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$218,264,143
  # of Portfolio Holdings419
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$941,244

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	2.7%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.9%
Sumitomo Mitsui Banking Corp./New York, 3.940%, 01/30/26	1.0%
Freddie Mac REMIC Trust - Class FH, 4.974%, 10/25/54	0.9%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	0.8%
MHP Commercial Mortgage Trust - Class A, 5.250%, 09/15/40	0.7%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	0.7%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	0.7%
Pagaya AI Debt Grantor Trust - Class A2, 5.365%, 12/15/32	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Obligations	9.5%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	23.4%
Corporate Bonds/Notes	24.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBRAX

Voya Inflation Protected Bond Plus Portfolio

92914C667-AR

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$61	0.59%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance:  The primary positive contributors were commercial mortgage-backed securities (CMBS), investment grade corporates (IG), collateralized loan obligations (CLOs), and agency mortgage floaters. The Fund was overweight single-asset, single-borrower (SASB) deals in CMBS which contributed, & added to investment grade (IG) amid some weakness after liberation day. After the rally, allocation to the front end of the curve to harvest carry. The Fund's active allocation to agency mortgage floaters also helped performance. Derivatives contributed positively to performance. Derivatives are used to replicate duration and inflation exposure. During the Liberation Day sell-off, the Fund used CDX High Yield to add exposure which also added to performance.

↓ Top detractors from performance: Duration reflects as the primary negative contributor, this is because the Fund replicates duration using total return swaps. In practice, the Fund did not take active duration in the portfolio.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,392	$10,265	$10,468
2017	$10,674	$10,628	$10,783
2018	$10,487	$10,629	$10,647
2019	$11,348	$11,556	$11,545
2020	$12,613	$12,424	$12,814
2021	$13,276	$12,233	$13,577
2022	$11,585	$10,641	$11,968
2023	$12,083	$11,230	$12,435
2024	$12,336	$11,370	$12,663
2025	$13,236	$12,200	$13,551

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.30%	0.97%	2.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

Prior to December 6, 2024 the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$218,264,143
  # of Portfolio Holdings419
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$941,244

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	2.7%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.9%
Sumitomo Mitsui Banking Corp./New York, 3.940%, 01/30/26	1.0%
Freddie Mac REMIC Trust - Class FH, 4.974%, 10/25/54	0.9%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	0.8%
MHP Commercial Mortgage Trust - Class A, 5.250%, 09/15/40	0.7%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	0.7%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	0.7%
Pagaya AI Debt Grantor Trust - Class A2, 5.365%, 12/15/32	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Obligations	9.5%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	23.4%
Corporate Bonds/Notes	24.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBRIX

Voya Inflation Protected Bond Plus Portfolio

92914C675-AR

Class S: IBRSX

Voya Inflation Protected Bond Plus Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$88	0.84%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S. TIPS Index (before fees and expenses).

↑ Top contributors to performance:  The primary positive contributors were commercial mortgage-backed securities (CMBS), investment grade corporates (IG), collateralized loan obligations (CLOs), and agency mortgage floaters. The Fund was overweight single-asset, single-borrower (SASB) deals in CMBS which contributed, & added to investment grade (IG) amid some weakness after liberation day. After the rally, allocation to the front end of the curve to harvest carry. The Fund's active allocation to agency mortgage floaters also helped performance. Derivatives contributed positively to performance. Derivatives are used to replicate duration and inflation exposure. During the Liberation Day sell-off, the Fund used CDX High Yield to add exposure which also added to performance.

↓ Top detractors from performance: Duration reflects as the primary negative contributor, this is because the Fund replicates duration using total return swaps. In practice, the Fund did not take active duration in the portfolio.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,362	$10,265	$10,468
2017	$10,618	$10,628	$10,783
2018	$10,402	$10,629	$10,647
2019	$11,234	$11,556	$11,545
2020	$12,465	$12,424	$12,814
2021	$13,080	$12,233	$13,577
2022	$11,376	$10,641	$11,968
2023	$11,851	$11,230	$12,435
2024	$12,071	$11,370	$12,663
2025	$12,910	$12,200	$13,551

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.96%	0.71%	2.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

Prior to December 6, 2024 the Fund was managed by a different sub-adviser. The performance information for these periods reflects returns achieved by a different sub-adviser.

Fund Statistics

  Total Net Assets$218,264,143
  # of Portfolio Holdings419
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$941,244

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	2.7%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	2.0%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.9%
Sumitomo Mitsui Banking Corp./New York, 3.940%, 01/30/26	1.0%
Freddie Mac REMIC Trust - Class FH, 4.974%, 10/25/54	0.9%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	0.8%
MHP Commercial Mortgage Trust - Class A, 5.250%, 09/15/40	0.7%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	0.7%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	0.7%
Pagaya AI Debt Grantor Trust - Class A2, 5.365%, 12/15/32	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Obligations	9.5%
Collateralized Mortgage Obligations	12.9%
Commercial Mortgage-Backed Securities	18.2%
Asset-Backed Securities	23.4%
Corporate Bonds/Notes	24.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBRSX

Voya Inflation Protected Bond Plus Portfolio

92914C683-AR

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$134	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,333	$11,274	$10,708
2017	$13,331	$13,656	$13,943
2018	$13,056	$12,941	$13,732
2019	$17,220	$16,955	$18,730
2020	$22,405	$20,497	$25,939
2021	$26,638	$25,756	$33,098
2022	$18,387	$20,808	$23,453
2023	$25,202	$26,210	$33,462
2024	$33,786	$32,449	$44,624
2025	$38,732	$38,013	$52,906

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.64%	11.57%	14.50%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Statistics

  Total Net Assets$3,705,757,905
  # of Portfolio Holdings69
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$14,478,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IEOPX

Voya Large Cap Growth Portfolio

92914G783-AR

Class I: IEOHX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$72	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,396	$11,274	$10,708
2017	$13,488	$13,656	$13,943
2018	$13,289	$12,941	$13,732
2019	$17,643	$16,955	$18,730
2020	$23,092	$20,497	$25,939
2021	$27,606	$25,756	$33,098
2022	$19,186	$20,808	$23,453
2023	$26,448	$26,210	$33,462
2024	$35,653	$32,449	$44,624
2025	$41,118	$38,013	$52,906

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.33%	12.23%	15.19%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Statistics

  Total Net Assets$3,705,757,905
  # of Portfolio Holdings69
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$14,478,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEOHX

Voya Large Cap Growth Portfolio

92914G775-AR

Class R6: VRLCX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$72	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,395	$11,274	$10,708
2017	$13,493	$13,656	$13,943
2018	$13,286	$12,941	$13,732
2019	$17,647	$16,955	$18,730
2020	$23,093	$20,497	$25,939
2021	$27,615	$25,756	$33,098
2022	$19,200	$20,808	$23,453
2023	$26,454	$26,210	$33,462
2024	$35,666	$32,449	$44,624
2025	$41,121	$38,013	$52,906

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	15.30%	12.23%	15.19%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Statistics

  Total Net Assets$3,705,757,905
  # of Portfolio Holdings69
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$14,478,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VRLCX

Voya Large Cap Growth Portfolio

92914G460-AR

Class S: IEOSX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$99	0.92%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,369	$11,274	$10,708
2017	$13,419	$13,656	$13,943
2018	$13,187	$12,941	$13,732
2019	$17,461	$16,955	$18,730
2020	$22,802	$20,497	$25,939
2021	$27,197	$25,756	$33,098
2022	$18,858	$20,808	$23,453
2023	$25,907	$26,210	$33,462
2024	$34,852	$32,449	$44,624
2025	$40,110	$38,013	$52,906

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	15.09%	11.96%	14.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Statistics

  Total Net Assets$3,705,757,905
  # of Portfolio Holdings69
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$14,478,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IEOSX

Voya Large Cap Growth Portfolio

92914G817-AR

Class S2: IEOTX

Voya Large Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$115	1.07%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Growth Index due to favorable stock selection.

↑ Top contributors to performance:  Stock selection in communication services, consumer staples, and real estate sectors contributed the most to performance. On an individual stock basis, owning a non-benchmark position in Micron Technology, Inc., an overweight to the combined shares of Alphabet Inc. and an overweight position in Comfort Systems USA, Inc. contributed the most to performance.

↓ Top detractors from performance: Conversely, stock selection within the health care, consumer discretionary, & financials sectors detracted the most from performance. On an individual stock basis, positioning in UnitedHealth Group Inc., Atlassian Corp., & Doximity, Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,357	$11,274	$10,708
2017	$13,383	$13,656	$13,943
2018	$13,134	$12,941	$13,732
2019	$17,358	$16,955	$18,730
2020	$22,639	$20,497	$25,939
2021	$26,963	$25,756	$33,098
2022	$18,659	$20,808	$23,453
2023	$25,611	$26,210	$33,462
2024	$34,406	$32,449	$44,624
2025	$39,494	$38,013	$52,906

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.79%	11.77%	14.72%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Statistics

  Total Net Assets$3,705,757,905
  # of Portfolio Holdings69
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$14,478,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	14.1%
Microsoft Corp.	11.2%
Apple, Inc.	9.0%
Alphabet, Inc. - Class A	7.7%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.5%
Visa, Inc. - Class A	3.5%
Amazon.com, Inc.	3.0%
Tesla, Inc.	2.9%
Meta Platforms, Inc. - Class A	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	48.8%
Communication Services	12.9%
Consumer Discretionary	12.2%
Health Care	8.9%
Industrials	6.2%
Financials	4.9%
Consumer Staples	2.5%
Materials	1.5%
Real Estate	0.5%
Energy	0.5%
Preferred Stock	0.1%
Common Stock	0.1%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IEOTX

Voya Large Cap Growth Portfolio

92914G767-AR

Class ADV: IPEAX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,320	$11,274	$11,734
2017	$12,774	$13,656	$13,337
2018	$11,709	$12,941	$12,234
2019	$14,572	$16,955	$15,481
2020	$15,389	$20,497	$15,914
2021	$19,428	$25,756	$19,918
2022	$18,673	$20,808	$18,416
2023	$21,105	$26,210	$20,527
2024	$24,565	$32,449	$23,477
2025	$27,535	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.09%	12.34%	10.66%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$522,620,923
  # of Portfolio Holdings73
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$3,044,788

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IPEAX

Voya Large Cap Value Portfolio

92914C626-AR

Class I: IPEIX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$78	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,389	$11,274	$11,734
2017	$12,932	$13,656	$13,337
2018	$11,922	$12,941	$12,234
2019	$14,916	$16,955	$15,481
2020	$15,852	$20,497	$15,914
2021	$20,131	$25,756	$19,918
2022	$19,486	$20,808	$18,416
2023	$22,161	$26,210	$20,527
2024	$25,942	$32,449	$23,477
2025	$29,246	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.74%	13.03%	11.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$522,620,923
  # of Portfolio Holdings73
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$3,044,788

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPEIX

Voya Large Cap Value Portfolio

92914C634-AR

Class R6: VLCRX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,380	$11,274	$11,734
2017	$12,914	$13,656	$13,337
2018	$11,914	$12,941	$12,234
2019	$14,909	$16,955	$15,481
2020	$15,844	$20,497	$15,914
2021	$20,126	$25,756	$19,918
2022	$19,469	$20,808	$18,416
2023	$22,156	$26,210	$20,527
2024	$25,920	$32,449	$23,477
2025	$29,252	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	12.86%	13.05%	11.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$522,620,923
  # of Portfolio Holdings73
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$3,044,788

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLCRX

Voya Large Cap Value Portfolio

92914C618-AR

Class S: IPESX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$104	0.98%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,358	$11,274	$11,734
2017	$12,861	$13,656	$13,337
2018	$11,831	$12,941	$12,234
2019	$14,763	$16,955	$15,481
2020	$15,644	$20,497	$15,914
2021	$19,817	$25,756	$19,918
2022	$19,128	$20,808	$18,416
2023	$21,669	$26,210	$20,527
2024	$25,328	$32,449	$23,477
2025	$28,539	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.68%	12.78%	11.06%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$522,620,923
  # of Portfolio Holdings73
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$3,044,788

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPESX

Voya Large Cap Value Portfolio

92914C642-AR

Class S2: IPETX

Voya Large Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$120	1.13%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index due to favorable stock selection.

↑ Top contributors to performance: On the sector level the communication services, real estate, & energy sectors had the largest positive impact on performance. At the individual stock level, the biggest contributors were our overweight positions in Micron Technology, Inc., Welltower Inc., and Warner Bros. Discovery, Inc. Series A.

↓ Top detractors from performance: On the sector level health care, industrials, & information technology sectors had negative impacts on performance. At the individual stock level, the biggest detractors included overweight positions in Kenvue, Inc., Globant SA, & Centene Corp.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,340	$11,274	$11,734
2017	$12,825	$13,656	$13,337
2018	$11,783	$12,941	$12,234
2019	$14,686	$16,955	$15,481
2020	$15,546	$20,497	$15,914
2021	$19,656	$25,756	$19,918
2022	$18,931	$20,808	$18,416
2023	$21,437	$26,210	$20,527
2024	$25,023	$32,449	$23,477
2025	$28,134	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.43%	12.60%	10.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$522,620,923
  # of Portfolio Holdings73
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$3,044,788

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	4.3%
Chevron Corp.	4.3%
Bank of America Corp.	3.1%
Wells Fargo & Co.	2.6%
Amazon.com, Inc.	2.5%
Welltower, Inc.	2.4%
Duke Energy Corp.	2.3%
Intercontinental Exchange, Inc.	2.3%
Coca-Cola Co.	2.2%
American International Group, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.4%
Health Care	13.3%
Information Technology	10.6%
Industrials	10.6%
Communication Services	9.2%
Consumer Staples	7.9%
Consumer Discretionary	7.3%
Energy	7.1%
Utilities	5.0%
Real Estate	4.3%
Materials	2.6%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IPETX

Voya Large Cap Value Portfolio

92914C659-AR

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.88%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index on a net asset value basis. Sector allocation contributed the most to performance, followed by duration & curve positioning. Meanwhile, security selection decisions detracted.

↑ Top contributors to performance: Sector allocation contributed the most to performance. Contributions came primarily from non-agency commercial mortgage-backed securities (CMBS) and an allocation to agency MBS.    The general positive macro backdrop was positive for investment grade corporate allocations, as spreads grinded tighter and the steepening of the yield curve in 2025 contributed given our longer duration position established in the second half of the year.

↓ Top detractors from performance: Security selection detracted.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,090	$10,265	$10,128
2017	$10,185	$10,628	$10,213
2018	$10,257	$10,629	$10,376
2019	$10,632	$11,556	$10,795
2020	$10,937	$12,424	$11,154
2021	$10,877	$12,233	$11,102
2022	$10,305	$10,641	$10,692
2023	$10,735	$11,230	$11,185
2024	$11,220	$11,370	$11,672
2025	$11,790	$12,200	$12,296

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	5.08%	1.51%	1.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.35%	1.97%	2.09%

Fund Statistics

  Total Net Assets$284,425,693
  # of Portfolio Holdings562
  Portfolio Turnover Rate196%
  Investment Advisory Fees Paid$744,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 01/15/27	2.3%
Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	1.6%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.3%
United States Treasury Notes, 3.375%, 12/31/27	1.3%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	1.2%
Fannie Mae REMIC Trust - Class DF, 5.124%, 12/25/54	1.0%
Ginnie Mae - Class FC, 4.564%, 07/20/70	0.8%
Freddie Mac REMIC Trust - Class FG, 5.274%, 02/25/55	0.7%
United States Treasury Notes, 3.875%, 12/31/32	0.7%
BXSC Commercial Mortgage Trust - Class B, 5.843%, 03/15/35	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.1%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	18.0%
Corporate Bonds/Notes	42.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IMBAX

Voya Limited Maturity Bond Portfolio

92914E200-AR

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.28%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index on a net asset value basis. Sector allocation contributed the most to performance, followed by duration & curve positioning. Meanwhile, security selection decisions detracted.

↑ Top contributors to performance: Sector allocation contributed the most to performance. Contributions came primarily from non-agency commercial mortgage-backed securities (CMBS) and an allocation to agency MBS.    The general positive macro backdrop was positive for investment grade corporate allocations, as spreads grinded tighter and the steepening of the yield curve in 2025 contributed given our longer duration position established in the second half of the year.

↓ Top detractors from performance: Security selection detracted.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,153	$10,265	$10,128
2017	$10,300	$10,628	$10,213
2018	$10,436	$10,629	$10,376
2019	$10,888	$11,556	$10,795
2020	$11,265	$12,424	$11,154
2021	$11,274	$12,233	$11,102
2022	$10,749	$10,641	$10,692
2023	$11,264	$11,230	$11,185
2024	$11,843	$11,370	$11,672
2025	$12,516	$12,200	$12,296

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.69%	2.13%	2.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.35%	1.97%	2.09%

Fund Statistics

  Total Net Assets$284,425,693
  # of Portfolio Holdings562
  Portfolio Turnover Rate196%
  Investment Advisory Fees Paid$744,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 01/15/27	2.3%
Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	1.6%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.3%
United States Treasury Notes, 3.375%, 12/31/27	1.3%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	1.2%
Fannie Mae REMIC Trust - Class DF, 5.124%, 12/25/54	1.0%
Ginnie Mae - Class FC, 4.564%, 07/20/70	0.8%
Freddie Mac REMIC Trust - Class FG, 5.274%, 02/25/55	0.7%
United States Treasury Notes, 3.875%, 12/31/32	0.7%
BXSC Commercial Mortgage Trust - Class B, 5.843%, 03/15/35	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.1%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	18.0%
Corporate Bonds/Notes	42.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBPX

Voya Limited Maturity Bond Portfolio

92914F793-AR

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.53%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg U.S 1-3 Year Government/Credit Bond Index on a net asset value basis. Sector allocation contributed the most to performance, followed by duration & curve positioning. Meanwhile, security selection decisions detracted.

↑ Top contributors to performance: Sector allocation contributed the most to performance. Contributions came primarily from non-agency commercial mortgage-backed securities (CMBS) and an allocation to agency MBS.    The general positive macro backdrop was positive for investment grade corporate allocations, as spreads grinded tighter and the steepening of the yield curve in 2025 contributed given our longer duration position established in the second half of the year.

↓ Top detractors from performance: Security selection detracted.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,128	$10,265	$10,128
2017	$10,250	$10,628	$10,213
2018	$10,360	$10,629	$10,376
2019	$10,780	$11,556	$10,795
2020	$11,124	$12,424	$11,154
2021	$11,107	$12,233	$11,102
2022	$10,558	$10,641	$10,692
2023	$11,035	$11,230	$11,185
2024	$11,573	$11,370	$11,672
2025	$12,200	$12,200	$12,296

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	5.42%	1.86%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.35%	1.97%	2.09%

Fund Statistics

  Total Net Assets$284,425,693
  # of Portfolio Holdings562
  Portfolio Turnover Rate196%
  Investment Advisory Fees Paid$744,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 01/15/27	2.3%
Freddie Mac REMIC Trust - Class DF, 5.324%, 05/25/54	1.6%
Fannie Mae REMIC Trust - Class FH, 5.124%, 01/25/55	1.3%
United States Treasury Notes, 3.375%, 12/31/27	1.3%
Fannie Mae REMIC Trust - Class FD, 5.224%, 04/25/54	1.2%
Fannie Mae REMIC Trust - Class DF, 5.124%, 12/25/54	1.0%
Ginnie Mae - Class FC, 4.564%, 07/20/70	0.8%
Freddie Mac REMIC Trust - Class FG, 5.274%, 02/25/55	0.7%
United States Treasury Notes, 3.875%, 12/31/32	0.7%
BXSC Commercial Mortgage Trust - Class B, 5.843%, 03/15/35	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.1%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	18.0%
Corporate Bonds/Notes	42.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILMBX

Voya Limited Maturity Bond Portfolio

92914F819-AR

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$59	0.56%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,468	$10,786	$10,265	$10,526
2017	$11,280	$13,371	$10,628	$11,547
2018	$10,971	$12,113	$10,629	$11,232
2019	$12,463	$15,335	$11,556	$12,803
2020	$13,751	$17,827	$12,424	$14,041
2021	$14,396	$21,132	$12,233	$14,742
2022	$12,382	$17,252	$10,641	$12,679
2023	$13,470	$21,083	$11,230	$14,066
2024	$14,235	$24,770	$11,370	$14,993
2025	$15,549	$30,303	$12,200	$16,754

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	9.23%	2.49%	4.51%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

Fund Statistics

  Total Net Assets$84,291,998
  # of Portfolio Holdings10
  Portfolio Turnover Rate19%
  Investment Advisory Fees Paid$494,714

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.5%
Voya U.S. Stock Index Portfolio - Class I	18.6%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	4.9%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	25.8%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	18.0%
US Mid Cap Blend	2.0%
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	47.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRCAX

Voya Retirement Conservative Portfolio

92914C840-AR

Class I: IRCPX

Voya Retirement Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.32%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Portfolio underperformed the S&P Target Risk® Conservative Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,473	$10,786	$10,265	$10,526
2017	$11,291	$13,371	$10,628	$11,547
2018	$11,004	$12,113	$10,629	$11,232
2019	$12,523	$15,335	$11,556	$12,803
2020	$13,873	$17,827	$12,424	$14,041
2021	$14,549	$21,132	$12,233	$14,742
2022	$12,559	$17,252	$10,641	$12,679
2023	$13,697	$21,083	$11,230	$14,066
2024	$14,498	$24,770	$11,370	$14,993
2025	$15,880	$30,303	$12,200	$16,754

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.53%	2.74%	4.73%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

Fund Statistics

  Total Net Assets$84,291,998
  # of Portfolio Holdings10
  Portfolio Turnover Rate19%
  Investment Advisory Fees Paid$494,714

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	46.5%
Voya U.S. Stock Index Portfolio - Class I	18.6%
Voya Short Duration Bond Fund - Class R6	13.9%
Vanguard Short-Term Bond ETF	4.9%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	25.8%
Fixed Income	74.1%

Target Asset Allocations

Value	Value
US Large Blend	18.0%
US Mid Cap Blend	2.0%
International	3.0%
Emerging Markets	2.0%
Core Fixed Income	47.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRCPX

Voya Retirement Conservative Portfolio

92914C857-AR

Class ADV: IRGPX

Voya Retirement Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$75	0.70%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive®  Index.

↑ Top contributors to performance:  Underlying fund selection had a positive impact. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Aggressive® Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,731	$10,786	$10,265	$10,100	$10,771	$11,274
2017	$12,519	$13,371	$10,628	$12,628	$12,932	$13,656
2018	$11,584	$12,113	$10,629	$10,887	$11,942	$12,941
2019	$14,080	$15,335	$11,556	$13,283	$14,664	$16,955
2020	$16,001	$17,827	$12,424	$14,321	$16,584	$20,497
2021	$18,485	$21,132	$12,233	$15,934	$19,174	$25,756
2022	$15,395	$17,252	$10,641	$13,632	$16,081	$20,808
2023	$18,139	$21,083	$11,230	$16,118	$19,040	$26,210
2024	$20,779	$24,770	$11,370	$16,734	$21,610	$32,449
2025	$24,012	$30,303	$12,200	$21,958	$25,878	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	15.56%	8.46%	9.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$159,402,112
  # of Portfolio Holdings8
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$2,956,416

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.9%
Voya U.S. Bond Index Portfolio - Class I	12.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.6%
Voya International Index Portfolio - Class I	8.5%
Voya Short Duration Bond Fund - Class R6	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Small Cap Index Portfolio - Class I	2.1%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	18.8%
Equity	81.3%

Target Asset Allocations

Value	Value
US Large Blend	56.5%
US Mid Cap Blend	12.0%
US Small Cap	2.0%
International	8.5%
Emerging Markets	2.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	5.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Growth Portfolio."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRGPX

Voya Retirement Aggressive Portfolio

92914C709-AR

Class I: IIRGX

Voya Retirement Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.34%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive®  Index.

↑ Top contributors to performance:  Underlying fund selection had a positive impact. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Aggressive® Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,780	$10,786	$10,265	$10,100	$10,771	$11,274
2017	$12,624	$13,371	$10,628	$12,628	$12,932	$13,656
2018	$11,734	$12,113	$10,629	$10,887	$11,942	$12,941
2019	$14,326	$15,335	$11,556	$13,283	$14,664	$16,955
2020	$16,347	$17,827	$12,424	$14,321	$16,584	$20,497
2021	$18,957	$21,132	$12,233	$15,934	$19,174	$25,756
2022	$15,863	$17,252	$10,641	$13,632	$16,081	$20,808
2023	$18,779	$21,083	$11,230	$16,118	$19,040	$26,210
2024	$21,588	$24,770	$11,370	$16,734	$21,610	$32,449
2025	$25,060	$30,303	$12,200	$21,958	$25,878	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	16.08%	8.92%	9.62%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$159,402,112
  # of Portfolio Holdings8
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$2,956,416

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	56.9%
Voya U.S. Bond Index Portfolio - Class I	12.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	11.6%
Voya International Index Portfolio - Class I	8.5%
Voya Short Duration Bond Fund - Class R6	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya Russell™ Small Cap Index Portfolio - Class I	2.1%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	18.8%
Equity	81.3%

Target Asset Allocations

Value	Value
US Large Blend	56.5%
US Mid Cap Blend	12.0%
US Small Cap	2.0%
International	8.5%
Emerging Markets	2.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	5.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Growth Portfolio."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRGX

Voya Retirement Aggressive Portfolio

92914C600-AR

Class ADV: IRMGX

Voya Retirement Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$72	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Growth Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,681	$10,786	$10,265	$10,100	$10,677	$11,274
2017	$12,235	$13,371	$10,628	$12,628	$12,378	$13,656
2018	$11,464	$12,113	$10,629	$10,887	$11,674	$12,941
2019	$13,759	$15,335	$11,556	$13,283	$13,915	$16,955
2020	$15,569	$17,827	$12,424	$14,321	$15,561	$20,497
2021	$17,736	$21,132	$12,233	$15,934	$17,330	$25,756
2022	$14,844	$17,252	$10,641	$13,632	$14,684	$20,808
2023	$17,126	$21,083	$11,230	$16,118	$16,942	$26,210
2024	$19,237	$24,770	$11,370	$16,734	$18,760	$32,449
2025	$21,918	$30,303	$12,200	$21,958	$21,873	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	13.94%	7.08%	8.16%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$151,366,862
  # of Portfolio Holdings7
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$2,038,604

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.9%
Voya U.S. Bond Index Portfolio - Class I	24.8%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya International Index Portfolio - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	5.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Moderate Growth Portfolio."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMGX

Voya Retirement Moderately Aggressive Portfolio

92914C881-AR

Class I: IRGMX

Voya Retirement Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts. On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor. Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk Growth Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,725	$10,786	$10,265	$10,100	$10,677	$11,274
2017	$12,339	$13,371	$10,628	$12,628	$12,378	$13,656
2018	$11,611	$12,113	$10,629	$10,887	$11,674	$12,941
2019	$13,979	$15,335	$11,556	$13,283	$13,915	$16,955
2020	$15,879	$17,827	$12,424	$14,321	$15,561	$20,497
2021	$18,167	$21,132	$12,233	$15,934	$17,330	$25,756
2022	$15,258	$17,252	$10,641	$13,632	$14,684	$20,808
2023	$17,666	$21,083	$11,230	$16,118	$16,942	$26,210
2024	$19,942	$24,770	$11,370	$16,734	$18,760	$32,449
2025	$22,792	$30,303	$12,200	$21,958	$21,873	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.29%	7.50%	8.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$151,366,862
  # of Portfolio Holdings7
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$2,038,604

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	52.9%
Voya U.S. Bond Index Portfolio - Class I	24.8%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya International Index Portfolio - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.6%
Equity	65.4%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	5.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the name of the Portfolio changed from "Voya Retirement Moderate Growth Portfolio."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGMX

Voya Retirement Moderately Aggressive Portfolio

92914C808-AR

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$67	0.63%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts.  On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.  Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk® Moderate Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,578	$10,786	$10,265	$10,100	$10,577	$11,274
2017	$11,828	$13,371	$10,628	$12,628	$11,823	$13,656
2018	$11,229	$12,113	$10,629	$10,887	$11,383	$12,941
2019	$13,154	$15,335	$11,556	$13,283	$13,171	$16,955
2020	$14,754	$17,827	$12,424	$14,321	$14,544	$20,497
2021	$16,177	$21,132	$12,233	$15,934	$15,579	$25,756
2022	$13,723	$17,252	$10,641	$13,632	$13,334	$20,808
2023	$15,265	$21,083	$11,230	$16,118	$14,989	$26,210
2024	$16,458	$24,770	$11,370	$16,734	$16,183	$32,449
2025	$18,387	$30,303	$12,200	$21,958	$18,348	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.72%	4.50%	6.28%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk® Moderate Index	13.37%	4.75%	6.26%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$131,783,929
  # of Portfolio Holdings8
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$1,147,419

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.4%
Voya U.S. Stock Index Portfolio - Class I	33.8%
Voya Short Duration Bond Fund - Class R6	11.7%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Schwab U.S. TIPS ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.0%
Fixed Income	55.0%

Target Asset Allocations

Value	Value
US Large Blend	33.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMPX

Voya Retirement Moderate Portfolio

92914C865-AR

Class I: IRMIX

Voya Retirement Moderate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.32%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk® Moderate Index.

↑ Top contributors to performance: Underlying fund selection & tactical asset allocation had positive impacts.  On an individual holdings level, Voya Multi-Manager Emerging Market Equity was the key contributor.  Futures were utilized to avoid significant underlying manager disruption and provided liquidity. The impact of the derivatives was in line with expectations of the tactical asset allocation positions.

↓ Top detractors from performance: On an individual holdings level, Vanguard FTSE Emerging Market ETF was the key detractor.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Risk® Moderate Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,612	$10,786	$10,265	$10,100	$10,577	$11,274
2017	$11,908	$13,371	$10,628	$12,628	$11,823	$13,656
2018	$11,344	$12,113	$10,629	$10,887	$11,383	$12,941
2019	$13,337	$15,335	$11,556	$13,283	$13,171	$16,955
2020	$15,004	$17,827	$12,424	$14,321	$14,544	$20,497
2021	$16,512	$21,132	$12,233	$15,934	$15,579	$25,756
2022	$14,056	$17,252	$10,641	$13,632	$13,334	$20,808
2023	$15,687	$21,083	$11,230	$16,118	$14,989	$26,210
2024	$16,972	$24,770	$11,370	$16,734	$16,183	$32,449
2025	$19,024	$30,303	$12,200	$21,958	$18,348	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.09%	4.86%	6.64%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Risk® Moderate Index	13.37%	4.75%	6.26%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$131,783,929
  # of Portfolio Holdings8
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$1,147,419

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	37.4%
Voya U.S. Stock Index Portfolio - Class I	33.8%
Voya Short Duration Bond Fund - Class R6	11.7%
Voya International Index Portfolio - Class I	6.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.2%
Schwab U.S. TIPS ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.0%
Fixed Income	55.0%

Target Asset Allocations

Value	Value
US Large Blend	33.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRMIX

Voya Retirement Moderate Portfolio

92914C873-AR

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$87	0.80%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,111	$11,274	$11,196
2017	$13,424	$13,656	$13,640
2018	$12,739	$12,941	$13,043
2019	$16,616	$16,955	$17,150
2020	$19,521	$20,497	$20,305
2021	$24,920	$25,756	$26,135
2022	$20,239	$20,808	$21,402
2023	$25,349	$26,210	$27,028
2024	$31,449	$32,449	$33,790
2025	$36,766	$38,013	$39,832

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.91%	13.50%	13.91%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$2,651,762,031
  # of Portfolio Holdings506
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$9,401,783

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISIVX

Voya U.S. Stock Index Portfolio

92914G718-AR

Class I: INGIX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,165	$11,274	$11,196
2017	$13,561	$13,656	$13,640
2018	$12,934	$12,941	$13,043
2019	$16,960	$16,955	$17,150
2020	$20,032	$20,497	$20,305
2021	$25,716	$25,756	$26,135
2022	$20,997	$20,808	$21,402
2023	$26,442	$26,210	$27,028
2024	$32,967	$32,449	$33,790
2025	$38,748	$38,013	$39,832

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.53%	14.10%	14.51%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$2,651,762,031
  # of Portfolio Holdings506
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$9,401,783

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: INGIX

Voya U.S. Stock Index Portfolio

92914G734-AR

Class S: ISJBX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.51%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,135	$11,274	$11,196
2017	$13,498	$13,656	$13,640
2018	$12,846	$12,941	$13,043
2019	$16,799	$16,955	$17,150
2020	$19,800	$20,497	$20,305
2021	$25,349	$25,756	$26,135
2022	$20,659	$20,808	$21,402
2023	$25,939	$26,210	$27,028
2024	$32,275	$32,449	$33,790
2025	$37,834	$38,013	$39,832

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.23%	13.83%	14.23%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$2,651,762,031
  # of Portfolio Holdings506
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$9,401,783

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJBX

Voya U.S. Stock Index Portfolio

92914G726-AR

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$73	0.67%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index.

↑ Top contributors to performance: For the reporting period, all sectors posted positive returns.   Absolute performance was strongest within communication services, information technology, industrials and utilities.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,119	$11,274	$11,196
2017	$13,457	$13,656	$13,640
2018	$12,781	$12,941	$13,043
2019	$16,691	$16,955	$17,150
2020	$19,632	$20,497	$20,305
2021	$25,100	$25,756	$26,135
2022	$20,424	$20,808	$21,402
2023	$25,608	$26,210	$27,028
2024	$31,800	$32,449	$33,790
2025	$37,231	$38,013	$39,832

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	17.08%	13.65%	14.05%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$2,651,762,031
  # of Portfolio Holdings506
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$9,401,783

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its principal investment strategies to clarify the types of equity securities that the Portfolio may invest in, and made corresponding changes to its risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIPX

Voya U.S. Stock Index Portfolio

92914C766-AR

Portfolio: VVIPX

Voya VACS Index Series S  Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the S&P 500® Index. The Fund attempts to track the S&P 500® Index by principally investing in stocks that make up the S&P 500® Index. The Fund may not always hold all of the same securities as the S&P 500® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology & industrials.

↓ Top detractors from performance: Real estate and consumer staples were the bottom absolute performing sectors for the reporting period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series S Portfolio	Russell 3000® Index	S&P 500® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$11,880	$11,814	$11,901
2024	$14,824	$14,627	$14,879
2025	$17,444	$17,134	$17,539

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series S Portfolio	17.67%	20.94%
Russell 3000® Index	17.15%	20.20%
S&P 500® Index	17.88%	21.16%

Fund Statistics

  Total Net Assets$4,197,827,957
  # of Portfolio Holdings506
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid$6,043,055

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.5%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. - Class B	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.9%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.1%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIPX

Voya VACS Index Series S  Portfolio

92914G296-AR

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$156	1.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,023	$10,786	$11,196	$10,406
2017	$11,045	$13,371	$13,640	$11,484
2018	$10,040	$12,113	$13,043	$10,838
2019	$12,449	$15,335	$17,150	$13,212
2020	$11,780	$17,827	$20,305	$12,018
2021	$15,734	$21,132	$26,135	$15,153
2022	$11,739	$17,252	$21,402	$11,351
2023	$13,145	$21,083	$27,028	$12,449
2024	$13,113	$24,770	$33,790	$12,566
2025	$13,927	$30,303	$39,832	$13,769

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.21%	3.41%	3.37%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

Fund Statistics

  Total Net Assets$132,935,914
  # of Portfolio Holdings89
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$1,017,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

REIT Diversification

Value	Value
Retail REITs	18.1%
Health Care REITs	15.7%
Industrial REITs	15.2%
Specialized REITs	10.1%
Diversified REITs	6.7%
Office REITs	5.3%
Diversified Real Estate Activities	4.5%
Self-Storage REITs	4.2%
Real Estate Operating Companies	3.8%
Residential REITs	3.3%
Multi-Family Residential REITs	2.8%
REITs-Other	8.7%
Assets in Excess of Other Liabilities	1.6%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRNX

VY® CBRE Global Real Estate Portfolio

92914E796-AR

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$94	0.91%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,089	$10,786	$11,196	$10,406
2017	$11,175	$13,371	$13,640	$11,484
2018	$10,223	$12,113	$13,043	$10,838
2019	$12,753	$15,335	$17,150	$13,212
2020	$12,137	$17,827	$20,305	$12,018
2021	$16,320	$21,132	$26,135	$15,153
2022	$12,248	$17,252	$21,402	$11,351
2023	$13,791	$21,083	$27,028	$12,449
2024	$13,843	$24,770	$33,790	$12,566
2025	$14,786	$30,303	$39,832	$13,769

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.82%	4.03%	3.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

Fund Statistics

  Total Net Assets$132,935,914
  # of Portfolio Holdings89
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$1,017,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

REIT Diversification

Value	Value
Retail REITs	18.1%
Health Care REITs	15.7%
Industrial REITs	15.2%
Specialized REITs	10.1%
Diversified REITs	6.7%
Office REITs	5.3%
Diversified Real Estate Activities	4.5%
Self-Storage REITs	4.2%
Real Estate Operating Companies	3.8%
Residential REITs	3.3%
Multi-Family Residential REITs	2.8%
REITs-Other	8.7%
Assets in Excess of Other Liabilities	1.6%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGIX

VY® CBRE Global Real Estate Portfolio

92914E812-AR

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$120	1.16%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,062	$10,786	$11,196	$10,406
2017	$11,119	$13,371	$13,640	$11,484
2018	$10,146	$12,113	$13,043	$10,838
2019	$12,617	$15,335	$17,150	$13,212
2020	$11,981	$17,827	$20,305	$12,018
2021	$16,071	$21,132	$26,135	$15,153
2022	$12,033	$17,252	$21,402	$11,351
2023	$13,517	$21,083	$27,028	$12,449
2024	$13,533	$24,770	$33,790	$12,566
2025	$14,417	$30,303	$39,832	$13,769

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.53%	3.77%	3.73%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

Fund Statistics

  Total Net Assets$132,935,914
  # of Portfolio Holdings89
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$1,017,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

REIT Diversification

Value	Value
Retail REITs	18.1%
Health Care REITs	15.7%
Industrial REITs	15.2%
Specialized REITs	10.1%
Diversified REITs	6.7%
Office REITs	5.3%
Diversified Real Estate Activities	4.5%
Self-Storage REITs	4.2%
Real Estate Operating Companies	3.8%
Residential REITs	3.3%
Multi-Family Residential REITs	2.8%
REITs-Other	8.7%
Assets in Excess of Other Liabilities	1.6%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGTX

VY® CBRE Global Real Estate Portfolio

92914E838-AR

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.31%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the FTSE EPRA Nareit Developed Index due to negative stock selection and sector allocation.

↑ Top contributors to performance: On a sector level, – U.S. Residential, Continental Europe, and U.S. Net Lease contributed.   Positioning in Continental Europe, Australia, and Hong Kong were additive.  Key individual contributors included Unibail-Rodamco-Westfield, Charter Hall Group & Klepierre.

↓ Top detractors from performance: On a sector level, U.S. Net Lease, U.S. Industrial, Japan REOCs detracted.   Positioning in the U.S., Japan,&  Canada hurt performance.  Key individual detractors included Mitsubishi Estate Company, Prologis, and VICI Properties.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	S&P 500® Index	FTSE EPRA Nareit Developed Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,043	$10,786	$11,196	$10,406
2017	$11,090	$13,371	$13,640	$11,484
2018	$10,110	$12,113	$13,043	$10,838
2019	$12,551	$15,335	$17,150	$13,212
2020	$11,900	$17,827	$20,305	$12,018
2021	$15,934	$21,132	$26,135	$15,153
2022	$11,911	$17,252	$21,402	$11,351
2023	$13,354	$21,083	$27,028	$12,449
2024	$13,351	$24,770	$33,790	$12,566
2025	$14,198	$30,303	$39,832	$13,769

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	6.35%	3.60%	3.57%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE EPRA Nareit Developed Index	9.58%	2.76%	3.25%

Fund Statistics

  Total Net Assets$132,935,914
  # of Portfolio Holdings89
  Portfolio Turnover Rate101%
  Investment Advisory Fees Paid$1,017,881

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	8.9%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.4%
VICI Properties, Inc.	3.6%
Public Storage	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Prologis, Inc.	2.6%
Ventas, Inc.	2.4%
UDR, Inc.	2.4%
American Homes 4 Rent - Class A	2.3%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	0.9%
Netherlands	0.7%
Belgium	0.9%
Germany	1.3%
Hong Kong	2.3%
Canada	3.1%
France	4.0%
Singapore	4.2%
United Kingdom	4.3%
Australia	6.9%
Japan	9.5%
United States	60.3%

REIT Diversification

Value	Value
Retail REITs	18.1%
Health Care REITs	15.7%
Industrial REITs	15.2%
Specialized REITs	10.1%
Diversified REITs	6.7%
Office REITs	5.3%
Diversified Real Estate Activities	4.5%
Self-Storage REITs	4.2%
Real Estate Operating Companies	3.8%
Residential REITs	3.3%
Multi-Family Residential REITs	2.8%
REITs-Other	8.7%
Assets in Excess of Other Liabilities	1.6%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGSX

VY® CBRE Global Real Estate Portfolio

92914E820-AR

Class ADV: ICRPX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.41%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,386	$11,274	$10,860
2017	$10,887	$13,656	$11,411
2018	$10,019	$12,941	$10,889
2019	$12,796	$16,955	$13,703
2020	$11,915	$20,497	$12,666
2021	$18,046	$25,756	$18,119
2022	$13,102	$20,808	$13,678
2023	$14,886	$26,210	$15,558
2024	$15,473	$32,449	$16,920
2025	$15,425	$38,013	$17,419

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	-0.31%	5.30%	4.43%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

Fund Statistics

  Total Net Assets$142,885,063
  # of Portfolio Holdings40
  Portfolio Turnover Rate97%
  Investment Advisory Fees Paid$790,751

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICRPX

VY® CBRE Real Estate Portfolio

92914E804-AR

Class I: IVRIX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$81	0.81%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,447	$11,274	$10,860
2017	$11,018	$13,656	$11,411
2018	$10,201	$12,941	$10,889
2019	$13,106	$16,955	$13,703
2020	$12,278	$20,497	$12,666
2021	$18,704	$25,756	$18,119
2022	$13,659	$20,808	$13,678
2023	$15,614	$26,210	$15,558
2024	$16,328	$32,449	$16,920
2025	$16,378	$38,013	$17,419

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	0.30%	5.93%	5.06%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

Fund Statistics

  Total Net Assets$142,885,063
  # of Portfolio Holdings40
  Portfolio Turnover Rate97%
  Investment Advisory Fees Paid$790,751

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVRIX

VY® CBRE Real Estate Portfolio

92914G569-AR

Class S: IVRSX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$106	1.06%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,424	$11,274	$10,860
2017	$10,964	$13,656	$11,411
2018	$10,126	$12,941	$10,889
2019	$12,976	$16,955	$13,703
2020	$12,128	$20,497	$12,666
2021	$18,429	$25,756	$18,119
2022	$13,427	$20,808	$13,678
2023	$15,312	$26,210	$15,558
2024	$15,971	$32,449	$16,920
2025	$15,976	$38,013	$17,419

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	0.03%	5.67%	4.80%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

Fund Statistics

  Total Net Assets$142,885,063
  # of Portfolio Holdings40
  Portfolio Turnover Rate97%
  Investment Advisory Fees Paid$790,751

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVRSX

VY® CBRE Real Estate Portfolio

92914G577-AR

Class S2: IVRTX

VY® CBRE Real Estate Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$121	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI U.S. REIT Index on due to negative stock selection and sector allocation.

↑ Top contributors to performance: Sector allocation was positive in the residential, towers and mall sectors.  Individual names contributing to performance were American Healthcare REIT, Ventas, & Public Storage.

↓ Top detractors from performance: Stock selection accounted for most of the relative underperformance, which was concentrated in the hotel, net lease & shopping center sectors.  Sector allocation was hurt by positioning in the shopping center, healthcare & hotel sectors.  Individual names hurting performance were Welltower, Prologis & UDR.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	MSCI U.S. REIT® Index
2015	$10,000	$10,000	$10,000
2016	$10,407	$11,274	$10,860
2017	$10,929	$13,656	$11,411
2018	$10,079	$12,941	$10,889
2019	$12,898	$16,955	$13,703
2020	$12,035	$20,497	$12,666
2021	$18,261	$25,756	$18,119
2022	$13,286	$20,808	$13,678
2023	$15,126	$26,210	$15,558
2024	$15,753	$32,449	$16,920
2025	$15,737	$38,013	$17,419

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	-0.10%	5.51%	4.64%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI U.S. REIT® Index	2.95%	6.58%	5.71%

Fund Statistics

  Total Net Assets$142,885,063
  # of Portfolio Holdings40
  Portfolio Turnover Rate97%
  Investment Advisory Fees Paid$790,751

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Welltower, Inc.	12.7%
Equinix, Inc.	9.8%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	6.6%
UDR, Inc.	3.8%
VICI Properties, Inc.	3.7%
CubeSmart	3.5%
Brixmor Property Group, Inc.	3.4%
Iron Mountain, Inc.	3.0%
First Industrial Realty Trust, Inc.	2.8%

REIT Diversification

Value	Value
Health Care REITs	20.9%
Industrial REITs	17.6%
Specialized REITs	16.0%
Retail REITs	15.7%
Residential REITs	6.3%
Self-Storage REITs	5.7%
Office REITs	3.8%
Other Specialized REITs	3.0%
Single-Family Residential REITs	2.9%
Diversified REITs	2.5%
Multi-Family Residential REITs	2.2%
REITs-Other	2.1%
Assets in Excess of Other Liabilities	1.3%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVRTX

VY® CBRE Real Estate Portfolio

92914G551-AR

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$133	1.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,952	$11,274	$11,734
2017	$13,560	$13,656	$13,337
2018	$11,678	$12,941	$12,234
2019	$14,515	$16,955	$15,481
2020	$14,886	$20,497	$15,914
2021	$19,127	$25,756	$19,918
2022	$17,950	$20,808	$18,416
2023	$20,092	$26,210	$20,527
2024	$23,255	$32,449	$23,477
2025	$26,727	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.93%	12.42%	10.33%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$160,977,881
  # of Portfolio Holdings77
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$968,980

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVGAX

VY® Invesco Growth and Income Portfolio

92914G668-AR

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,023	$11,274	$11,734
2017	$13,723	$13,656	$13,337
2018	$11,896	$12,941	$12,234
2019	$14,867	$16,955	$15,481
2020	$15,346	$20,497	$15,914
2021	$19,828	$25,756	$19,918
2022	$18,720	$20,808	$18,416
2023	$21,082	$26,210	$20,527
2024	$24,545	$32,449	$23,477
2025	$28,382	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.63%	13.09%	11.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$160,977,881
  # of Portfolio Holdings77
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$968,980

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVGIX

VY® Invesco Growth and Income Portfolio

92914G536-AR

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$96	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,992	$11,274	$11,734
2017	$13,658	$13,656	$13,337
2018	$11,803	$12,941	$12,234
2019	$14,722	$16,955	$15,481
2020	$15,149	$20,497	$15,914
2021	$19,536	$25,756	$19,918
2022	$18,395	$20,808	$18,416
2023	$20,665	$26,210	$20,527
2024	$24,001	$32,449	$23,477
2025	$27,686	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	15.35%	12.82%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$160,977,881
  # of Portfolio Holdings77
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$968,980

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGSX

VY® Invesco Growth and Income Portfolio

92914G544-AR

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$112	1.04%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index.

↑ Top contributors to performance:  Stock selection in industrials drove outperformance, due to strong performance from Johnson Controls and Vertiv. Stock selection & an underweight position in real estate also helped relative performance. The Fund’s only holding in the sector, CBRE, was a strong contributor. Lastly, stock selection in health care, consumer staples, consumer discretionary, energy & utilities also made a positive contributions.

↓ Top detractors from performance: Stock selection in the communication services sector was the largest detractor from the fund's relative return.  Stock selection in financials also detracted from relative returns, due in large part to Fiserv.  The materials and information technology sectors also detracted. Within IT, Marvel Technology was a key detractor.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,980	$11,274	$11,734
2017	$13,618	$13,656	$13,337
2018	$11,756	$12,941	$12,234
2019	$14,632	$16,955	$15,481
2020	$15,038	$20,497	$15,914
2021	$19,367	$25,756	$19,918
2022	$18,208	$20,808	$18,416
2023	$20,425	$26,210	$20,527
2024	$23,682	$32,449	$23,477
2025	$27,277	$38,013	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	15.18%	12.65%	10.56%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$160,977,881
  # of Portfolio Holdings77
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$968,980

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Amazon.com, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%
Charles Schwab Corp.	2.1%
Parker-Hannifin Corp.	2.1%
Walt Disney Co.	2.0%
Citizens Financial Group, Inc.	2.0%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	19.3%
Health Care	15.4%
Information Technology	14.7%
Industrials	13.4%
Consumer Staples	7.1%
Energy	6.9%
Consumer Discretionary	6.6%
Communication Services	5.8%
Utilities	4.2%
Materials	2.2%
Real Estate	1.7%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVITX

VY® Invesco Growth and Income Portfolio

92914G510-AR

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$214	1.79%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,262	$10,450	$11,119
2017	$16,055	$13,291	$15,264
2018	$13,307	$11,404	$13,040
2019	$17,494	$13,857	$15,442
2020	$23,216	$15,333	$18,270
2021	$20,826	$16,532	$17,806
2022	$15,338	$13,887	$14,228
2023	$16,276	$16,055	$15,627
2024	$16,537	$16,944	$16,799
2025	$22,919	$22,431	$22,438

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	38.59%	-0.26%	8.65%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

Fund Statistics

  Total Net Assets$151,816,454
  # of Portfolio Holdings81
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,738,141

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Sector Allocation

Value	Value
Information Technology	31.2%
Financials	19.0%
Industrials	15.9%
Consumer Discretionary	14.8%
Communication Services	10.1%
Energy	2.5%
Consumer Staples	1.8%
Utilities	1.4%
Health Care	1.3%
Materials	0.8%
Real Estate	0.4%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio

92914E861-AR

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$142	1.19%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,327	$10,450	$11,119
2017	$16,248	$13,291	$15,264
2018	$13,554	$11,404	$13,040
2019	$17,923	$13,857	$15,442
2020	$23,931	$15,333	$18,270
2021	$21,591	$16,532	$17,806
2022	$16,001	$13,887	$14,228
2023	$17,090	$16,055	$15,627
2024	$17,456	$16,944	$16,799
2025	$24,275	$22,431	$22,438

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	39.06%	0.29%	9.27%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

Fund Statistics

  Total Net Assets$151,816,454
  # of Portfolio Holdings81
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,738,141

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Sector Allocation

Value	Value
Information Technology	31.2%
Financials	19.0%
Industrials	15.9%
Consumer Discretionary	14.8%
Communication Services	10.1%
Energy	2.5%
Consumer Staples	1.8%
Utilities	1.4%
Health Care	1.3%
Materials	0.8%
Real Estate	0.4%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F660-AR

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$172	1.44%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,295	$10,450	$11,119
2017	$16,164	$13,291	$15,264
2018	$13,446	$11,404	$13,040
2019	$17,737	$13,857	$15,442
2020	$23,631	$15,333	$18,270
2021	$21,267	$16,532	$17,806
2022	$15,714	$13,887	$14,228
2023	$16,744	$16,055	$15,627
2024	$17,065	$16,944	$16,799
2025	$23,680	$22,431	$22,438

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	38.77%	0.04%	9.00%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

Fund Statistics

  Total Net Assets$151,816,454
  # of Portfolio Holdings81
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,738,141

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Sector Allocation

Value	Value
Information Technology	31.2%
Financials	19.0%
Industrials	15.9%
Consumer Discretionary	14.8%
Communication Services	10.1%
Energy	2.5%
Consumer Staples	1.8%
Utilities	1.4%
Health Care	1.3%
Materials	0.8%
Real Estate	0.4%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F678-AR

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$190	1.59%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the MSCI Emerging Markets IndexSM, primarily due to favorable stock selection and country allocation.

↑ Top contributors to performance: Stock selection in information technology boosted relative performance. At a country level, stock selection in South Korea was additive.  On an individual level, exposure to overweight exposure to SK Hynix, a Korean memory company, boosted returns.

↓ Top detractors from performance: Stock selection in consumer discretionary detracted from relative returns.  Stock selection in Argentina hurt result.  Key individual detractors included underweight exposure to Alibaba.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$11,279	$10,450	$11,119
2017	$16,112	$13,291	$15,264
2018	$13,387	$11,404	$13,040
2019	$17,623	$13,857	$15,442
2020	$23,444	$15,333	$18,270
2021	$21,074	$16,532	$17,806
2022	$15,547	$13,887	$14,228
2023	$16,547	$16,055	$15,627
2024	$16,842	$16,944	$16,799
2025	$23,383	$22,431	$22,438

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	38.84%	-0.05%	8.87%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI Emerging Markets Index℠	33.57%	4.20%	8.42%

Fund Statistics

  Total Net Assets$151,816,454
  # of Portfolio Holdings81
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid$2,738,141

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9%
Tencent Holdings Ltd.	6.1%
SK Hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	2.7%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Hanwha Aerospace Co. Ltd.	2.1%
NU Holdings Ltd./Cayman Islands - Class A	2.0%
Coforge Ltd.	1.9%
AIA Group Ltd.	1.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.8%
Countries-Other	8.4%
Mexico	1.6%
Singapore	1.7%
United States	2.1%
Spain	2.2%
Hong Kong	2.8%
Turkey	3.2%
Brazil	11.1%
India	11.6%
South Korea	12.4%
Taiwan	17.8%
China	24.3%

Sector Allocation

Value	Value
Information Technology	31.2%
Financials	19.0%
Industrials	15.9%
Consumer Discretionary	14.8%
Communication Services	10.1%
Energy	2.5%
Consumer Staples	1.8%
Utilities	1.4%
Health Care	1.3%
Materials	0.8%
Real Estate	0.4%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPTX

VY® JPMorgan Emerging Markets Equity Portfolio

92914F652-AR

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$151	1.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,117	$11,274	$12,131
2017	$13,955	$13,656	$13,908
2018	$12,445	$12,941	$12,377
2019	$15,675	$16,955	$15,535
2020	$18,158	$20,497	$18,636
2021	$21,416	$25,756	$21,398
2022	$17,543	$20,808	$17,024
2023	$19,627	$26,210	$19,907
2024	$21,665	$32,449	$22,203
2025	$22,361	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	3.21%	4.25%	8.38%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$290,910,897
  # of Portfolio Holdings702
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$2,805,475

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G627-AR

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,192	$11,274	$12,131
2017	$14,126	$13,656	$13,908
2018	$12,665	$12,941	$12,377
2019	$16,053	$16,955	$15,535
2020	$18,707	$20,497	$18,636
2021	$22,207	$25,756	$21,398
2022	$18,305	$20,808	$17,024
2023	$20,587	$26,210	$19,907
2024	$22,870	$32,449	$22,203
2025	$23,753	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	3.86%	4.89%	9.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$290,910,897
  # of Portfolio Holdings702
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$2,805,475

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F769-AR

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$91	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,104	$11,120	$12,225
2017	$14,024	$13,470	$14,016
2018	$12,574	$12,764	$12,473
2019	$15,941	$16,723	$15,656
2020	$18,568	$20,217	$18,781
2021	$22,035	$25,404	$21,564
2022	$18,168	$20,524	$17,156
2023	$20,436	$25,852	$20,061
2024	$22,706	$32,006	$22,375
2025	$23,584	$37,494	$25,241

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	3.87%	4.90%	9.29%
Russell 3000® Index	17.15%	13.15%	14.66%
Russell 2000® Index	12.81%	6.09%	10.06%

Fund Statistics

  Total Net Assets$290,910,897
  # of Portfolio Holdings702
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$2,805,475

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914G387-AR

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$116	1.14%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,159	$11,274	$12,131
2017	$14,050	$13,656	$13,908
2018	$12,572	$12,941	$12,377
2019	$15,889	$16,955	$15,535
2020	$18,480	$20,497	$18,636
2021	$21,865	$25,756	$21,398
2022	$17,981	$20,808	$17,024
2023	$20,186	$26,210	$19,907
2024	$22,353	$32,449	$22,203
2025	$23,170	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	3.65%	4.63%	8.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$290,910,897
  # of Portfolio Holdings702
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$2,805,475

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F777-AR

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$131	1.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to stock selection.

↑ Top contributors to performance: Stock selection in the finance and software & services sectors contributed to performance.  Overweight allocations in Cipher Mining and Terns Pharmaceutical were top contributors.

↓ Top detractors from performance: Stock selection in pharmaceuticals and consumer cyclical sectors detracted most from performance. Underweight allocations in Guardant Health and Bloom Energy were top detractors.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,139	$11,274	$12,131
2017	$14,012	$13,656	$13,908
2018	$12,521	$12,941	$12,377
2019	$15,801	$16,955	$15,535
2020	$18,341	$20,497	$18,636
2021	$21,673	$25,756	$21,398
2022	$17,801	$20,808	$17,024
2023	$19,938	$26,210	$19,907
2024	$22,052	$32,449	$22,203
2025	$22,821	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	3.49%	4.47%	8.60%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$290,910,897
  # of Portfolio Holdings702
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$2,805,475

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSA Safety, Inc.	1.0%
Hayward Holdings, Inc.	0.9%
Modine Manufacturing Co.	0.9%
Fabrinet	0.9%
Ryman Hospitality Properties, Inc.	0.9%
MACOM Technology Solutions Holdings, Inc.	0.9%
Applied Industrial Technologies, Inc.	0.8%
Novanta, Inc.	0.8%
Element Solutions, Inc.	0.8%
Wintrust Financial Corp.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(5.3)%
Short-Term Investments	8.1%
Common Stock	97.2%

Sector Allocation

Value	Value
Industrials	19.6%
Financials	19.0%
Health Care	13.2%
Information Technology	13.0%
Consumer Discretionary	10.7%
Materials	5.6%
Real Estate	5.4%
Energy	4.2%
Consumer Staples	3.2%
Utilities	2.1%
Communication Services	1.2%
Short-Term Investments	8.1%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJSTX

VY® JPMorgan Small Cap Core Equity Portfolio

92914F751-AR

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$158	1.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	MSCI World Index℠
2015	$10,000	$10,000	$10,000
2016	$10,494	$10,786	$10,751
2017	$13,167	$13,371	$13,159
2018	$12,894	$12,113	$12,013
2019	$16,619	$15,335	$15,337
2020	$18,759	$17,827	$17,776
2021	$22,746	$21,132	$21,654
2022	$18,674	$17,252	$17,726
2023	$21,571	$21,083	$21,943
2024	$23,363	$24,770	$26,040
2025	$23,315	$30,303	$31,532

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	-0.20%	4.44%	8.83%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Index℠	21.09%	12.15%	12.17%

Fund Statistics

  Total Net Assets$82,205,964
  # of Portfolio Holdings33
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,134,313

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Sector Allocation

Value	Value
Financials	22.7%
Information Technology	21.0%
Industrials	16.2%
Health Care	13.3%
Consumer Staples	12.3%
Consumer Discretionary	7.0%
Communication Services	4.9%
Short-Term Investments	1.7%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGFAX

VY® Morgan Stanley Global Franchise Portfolio

92914E887-AR

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$98	0.98%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	MSCI World Index℠
5/3/2016	$10,000	$10,000	$10,000
2016	$10,146	$10,505	$10,696
2017	$12,800	$13,023	$13,092
2018	$12,606	$11,798	$11,952
2019	$16,354	$14,936	$15,259
2020	$18,570	$17,363	$17,685
2021	$22,657	$20,582	$21,544
2022	$18,707	$16,803	$17,636
2023	$21,755	$20,534	$21,831
2024	$23,686	$24,125	$25,906
2025	$23,765	$29,513	$31,371

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	0.33%	5.06%	9.37%
MSCI All Country World Index℠	22.34%	11.19%	11.98%
MSCI World Index℠	21.09%	12.15%	12.57%

Fund Statistics

  Total Net Assets$82,205,964
  # of Portfolio Holdings33
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,134,313

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Sector Allocation

Value	Value
Financials	22.7%
Information Technology	21.0%
Industrials	16.2%
Health Care	13.3%
Consumer Staples	12.3%
Consumer Discretionary	7.0%
Communication Services	4.9%
Short-Term Investments	1.7%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRDX

VY® Morgan Stanley Global Franchise Portfolio

92914G379-AR

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$122	1.22%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	MSCI World Index℠
2015	$10,000	$10,000	$10,000
2016	$10,530	$10,786	$10,751
2017	$13,249	$13,371	$13,159
2018	$13,025	$12,113	$12,013
2019	$16,847	$15,335	$15,337
2020	$19,083	$17,827	$17,776
2021	$23,217	$21,132	$21,654
2022	$19,135	$17,252	$17,726
2023	$22,179	$21,083	$21,943
2024	$24,101	$24,770	$26,040
2025	$24,125	$30,303	$31,532

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	0.10%	4.80%	9.21%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Index℠	21.09%	12.15%	12.17%

Fund Statistics

  Total Net Assets$82,205,964
  # of Portfolio Holdings33
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,134,313

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Sector Allocation

Value	Value
Financials	22.7%
Information Technology	21.0%
Industrials	16.2%
Health Care	13.3%
Consumer Staples	12.3%
Consumer Discretionary	7.0%
Communication Services	4.9%
Short-Term Investments	1.7%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVGTX

VY® Morgan Stanley Global Franchise Portfolio

92914G494-AR

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$137	1.37%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World IndexSM.

↑ Top contributors to performance: Largest contributors to absolute performance were cloud hyperscalers, led by Alphabet and Microsofte. Oracle also contributed positively before its third-quarter exit. In Consumer Staples, L’Oréal outperformed on reaccelerating growth, while Visa benefited from resilient consumer spending and cross-border volume growth.

↓ Top detractors from performance: Accenture was the largest absolute detractor, reflecting weak industry growth, U.S. government cost cutting and concerns over profitability, prompting an exit in the fourth quarter. In Health Care, UnitedHealth and Becton Dickinson disappointed and were sold, while Zoetis struggled near term despite solid long-term fundamentals. Constellation Brands detracted before an early-year exit.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	MSCI World Index℠
2015	$10,000	$10,000	$10,000
2016	$10,516	$10,786	$10,751
2017	$13,218	$13,371	$13,159
2018	$12,968	$12,113	$12,013
2019	$16,749	$15,335	$15,337
2020	$18,937	$17,827	$17,776
2021	$23,013	$21,132	$21,654
2022	$18,936	$17,252	$17,726
2023	$21,928	$21,083	$21,943
2024	$23,777	$24,770	$26,040
2025	$23,783	$30,303	$31,532

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	0.02%	4.66%	9.05%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Index℠	21.09%	12.15%	12.17%

Fund Statistics

  Total Net Assets$82,205,964
  # of Portfolio Holdings33
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$2,134,313

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.6%
SAP SE	7.4%
Visa, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.0%
Coca-Cola Co.	4.0%
RELX PLC - GBP	3.6%
L'Oreal SA	3.5%
Arthur J Gallagher & Co.	3.5%
Intercontinental Exchange, Inc.	3.5%
S&P Global, Inc.	3.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Italy	2.3%
France	3.5%
United Kingdom	4.2%
Germany	7.4%
United States	80.0%

Sector Allocation

Value	Value
Financials	22.7%
Information Technology	21.0%
Industrials	16.2%
Health Care	13.3%
Consumer Staples	12.3%
Consumer Discretionary	7.0%
Communication Services	4.9%
Short-Term Investments	1.7%
Assets in Excess of Other Liabilities	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IGFSX

VY® Morgan Stanley Global Franchise Portfolio

92914G486-AR

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$132	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,765	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,349	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,363	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,328	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,016	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$21,255	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$18,604	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$21,983	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$24,645	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$27,508	$30,303	$12,200	$39,832	$12,380	$25,576

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.62%	8.83%	10.65%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

Fund Statistics

  Total Net Assets$6,986,211,733
  # of Portfolio Holdings207
  Portfolio Turnover Rate131%
  Investment Advisory Fees Paid$43,549,289

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G619-AR

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,831	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,498	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,590	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,700	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,570	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$22,037	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$19,401	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$23,072	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$26,012	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$29,217	$30,303	$12,200	$39,832	$12,380	$25,576

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.32%	9.49%	11.32%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

Fund Statistics

  Total Net Assets$6,986,211,733
  # of Portfolio Holdings207
  Portfolio Turnover Rate131%
  Investment Advisory Fees Paid$43,549,289

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G791-AR

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index
5/3/2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,478	$10,505	$9,918	$11,014	$9,905	$10,565
2017	$12,098	$13,023	$10,269	$13,418	$10,301	$12,087
2018	$12,183	$11,798	$10,270	$12,831	$10,258	$11,783
2019	$15,197	$14,936	$11,166	$16,871	$11,254	$14,450
2020	$17,973	$17,363	$12,004	$19,975	$12,259	$16,661
2021	$21,326	$20,582	$11,819	$25,710	$12,044	$19,287
2022	$18,777	$16,803	$10,282	$21,054	$10,409	$16,201
2023	$22,327	$20,534	$10,850	$26,589	$11,004	$19,078
2024	$25,179	$24,125	$10,986	$33,241	$11,134	$21,942
2025	$28,277	$29,513	$11,788	$39,185	$11,899	$24,909

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	12.31%	9.49%	11.36%
MSCI All Country World Index℠	22.34%	11.19%	11.98%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.72%
S&P 500® Index	17.88%	14.42%	15.19%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	1.82%
60% S&P 500 Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.91%

Fund Statistics

  Total Net Assets$6,986,211,733
  # of Portfolio Holdings207
  Portfolio Turnover Rate131%
  Investment Advisory Fees Paid$43,549,289

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G361-AR

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.90%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,805	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,436	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,500	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,544	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,338	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$21,713	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$19,068	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$22,614	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$25,438	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$28,497	$30,303	$12,200	$39,832	$12,380	$25,576

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.02%	9.22%	11.04%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

Fund Statistics

  Total Net Assets$6,986,211,733
  # of Portfolio Holdings207
  Portfolio Turnover Rate131%
  Investment Advisory Fees Paid$43,549,289

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G692-AR

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$111	1.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index primarily due to underperformance within the Fund’s equity allocation.

↑ Top contributors to performance:  The leading contributor to relative performance was an underweight allocation to consumer staples, as the sector lagged the broader benchmark. Portfolio positioning in the industrials & business services sector also added value.

↓ Top detractors from performance: Stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results.  Stock selection in the information technology sector also weighed on relative results, driven by positions in Aurora Innovations and Roper.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index	Bloomberg U.S. Government/Credit Index	60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,786	$10,786	$10,265	$11,196	$10,305	$10,848
2017	$12,399	$13,371	$10,628	$13,640	$10,717	$12,411
2018	$12,440	$12,113	$10,629	$13,043	$10,672	$12,098
2019	$15,449	$15,335	$11,556	$17,150	$11,708	$14,838
2020	$18,201	$17,827	$12,424	$20,305	$12,754	$17,108
2021	$21,513	$21,132	$12,233	$26,135	$12,531	$19,804
2022	$18,868	$17,252	$10,641	$21,402	$10,829	$16,635
2023	$22,343	$21,083	$11,230	$27,028	$11,449	$19,589
2024	$25,088	$24,770	$11,370	$33,790	$11,583	$22,530
2025	$28,056	$30,303	$12,200	$39,832	$12,380	$25,576

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.83%	9.04%	10.87%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
60% S&P 500® Index / 40% Bloomberg U.S. Government/Credit Bond Index	13.52%	8.37%	9.85%

Fund Statistics

  Total Net Assets$6,986,211,733
  # of Portfolio Holdings207
  Portfolio Turnover Rate131%
  Investment Advisory Fees Paid$43,549,289

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
United States Treasury Notes, 3.625%, 10/31/30	3.5%
United States Treasury Notes, 3.500%, 11/30/30	3.3%
United States Treasury Notes, 3.875%, 07/31/30	3.2%
Becton Dickinson and Co.	2.5%
Revvity, Inc.	2.0%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Asset-Backed Securities	0.1%
Preferred Stock	1.0%
Corporate Bonds/Notes	7.4%
Bank Loans	9.6%
U.S. Treasury Obligations	16.2%
Common Stock	63.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITCTX

VY® T. Rowe Price Capital Appreciation Portfolio

92914G858-AR

Class ADV: ITEAX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$134	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,830	$11,274	$11,196	$11,734
2017	$13,709	$13,656	$13,640	$13,337
2018	$12,381	$12,941	$13,043	$12,234
2019	$15,591	$16,955	$17,150	$15,481
2020	$15,691	$20,497	$20,305	$15,914
2021	$19,609	$25,756	$26,135	$19,918
2022	$18,855	$20,808	$21,402	$18,416
2023	$20,540	$26,210	$27,028	$20,527
2024	$22,827	$32,449	$33,790	$23,477
2025	$25,978	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	13.80%	10.61%	10.02%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$288,365,638
  # of Portfolio Holdings125
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$1,763,057

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ITEAX

VY® T. Rowe Price Equity Income Portfolio

92914G650-AR

Class I: ITEIX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,907	$11,274	$11,196	$11,734
2017	$13,869	$13,656	$13,640	$13,337
2018	$12,608	$12,941	$13,043	$12,234
2019	$15,969	$16,955	$17,150	$15,481
2020	$16,173	$20,497	$20,305	$15,914
2021	$20,322	$25,756	$26,135	$19,918
2022	$19,669	$20,808	$21,402	$18,416
2023	$21,551	$26,210	$27,028	$20,527
2024	$24,084	$32,449	$33,790	$23,477
2025	$27,592	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.57%	11.28%	10.68%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$288,365,638
  # of Portfolio Holdings125
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$1,763,057

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITEIX

VY® T. Rowe Price Equity Income Portfolio

92914G528-AR

Class S: IRPSX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$96	0.90%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,877	$11,274	$11,196	$11,734
2017	$13,806	$13,656	$13,640	$13,337
2018	$12,518	$12,941	$13,043	$12,234
2019	$15,826	$16,955	$17,150	$15,481
2020	$15,977	$20,497	$20,305	$15,914
2021	$20,014	$25,756	$26,135	$19,918
2022	$19,331	$20,808	$21,402	$18,416
2023	$21,135	$26,210	$27,028	$20,527
2024	$23,555	$32,449	$33,790	$23,477
2025	$26,925	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.31%	11.00%	10.41%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$288,365,638
  # of Portfolio Holdings125
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$1,763,057

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRPSX

VY® T. Rowe Price Equity Income Portfolio

92914G478-AR

Class S2: ITETX

VY® T. Rowe Price Equity Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$112	1.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value primarily due to unfavorable sector allocation and stock selection.

↑ Top contributors to performance: Stock selection in the industrials & business services sector contributed the most to relative performance.  An underweight allocation & stock selection in the consumer discretionary sector also supported relative results.  Individual holdings that contributed to relative performance included Samsung Electronics, GE Aerospace, Citigroup, & L3Harris Technologies.

↓ Top detractors from performance: Stock selection in the materials sector detracted the most from relative performance.  Security choices in the consumer staples sector also hampered relative results.  Individual holdings that detracted from relative performance included Fiserv, Johnson & Johnson, and JPMorgan Chase. A zero-weight allocation to Micron Technology was also a significant relative detractor.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,859	$11,274	$11,196	$11,734
2017	$13,765	$13,656	$13,640	$13,337
2018	$12,465	$12,941	$13,043	$12,234
2019	$15,721	$16,955	$17,150	$15,481
2020	$15,854	$20,497	$20,305	$15,914
2021	$19,842	$25,756	$26,135	$19,918
2022	$19,134	$20,808	$21,402	$18,416
2023	$20,878	$26,210	$27,028	$20,527
2024	$23,246	$32,449	$33,790	$23,477
2025	$26,512	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.05%	10.83%	10.24%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$288,365,638
  # of Portfolio Holdings125
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$1,763,057

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Qualcomm, Inc.	2.0%
Citigroup, Inc.	2.0%
MetLife, Inc.	2.0%
Alphabet, Inc. - Class A	2.0%
Southern Co.	1.9%
JPMorgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%
L3Harris Technologies, Inc.	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.6%
Short-Term Investments	0.4%
Preferred Stock	0.8%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	22.6%
Industrials	14.2%
Health Care	13.5%
Information Technology	10.1%
Energy	8.3%
Communication Services	6.8%
Consumer Staples	6.8%
Utilities	6.1%
Consumer Discretionary	4.2%
Real Estate	3.5%
Materials	2.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITETX

VY® T. Rowe Price Equity Income Portfolio

92914G593-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2025 and December 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $587,073 for the year ended December 31, 2025 and $581,150 for the year ended December 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $164,213 for the year ended December 31, 2025 and $135,228 for the year ended December 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2025 and December 31, 2024; and (ii) the aggregate non-audit fees billed and paid to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Investors Trust	$164,213	$135,228
Voya Investments, LLC (1)	$11,775,221	$15,784,141

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® CBRE Global Real Estate Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Government Liquid Assets Portfolio, VY® CBRE Global Real Estate Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio and VY® T. Rowe Price Equity Income Portfolio and the Board of Trustees of Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Government Liquid Assets Portfolio, VY® CBRE Global Real Estate Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio and VY® T. Rowe Price Equity Income Portfolio (collectively referred to as the “Portfolios”) (seven of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (seven of the portfolios constituting Voya Investors Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya	VY®	VY® Invesco	VY® JPMorgan
	Government	CBRE Global	Growth and	Emerging
	Liquid Assets	Real Estate	Income	Markets Equity
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$–	$130,814,032	$156,656,009	$150,583,690
Short-term investments at fair value†	–	3,358,891	4,284,164	2,886,185
Short-term investments at amortized cost	1,190,043,877	–	–	–
Repurchase agreements	154,267,000	–	–	–
Cash	21,260	–	–	–
Foreign currencies at value‡	–	–	32,228	653
Receivables:
Investment securities and currencies sold	336,244,128	392,411	–	328,867
Fund shares sold	1,752,518	942,172	15,757	50,573
Dividends	12,169	613,813	212,748	265,061
Interest	3,960,235	–	–	–
Foreign tax reclaims	–	191,033	40,599	100,231
Unrealized appreciation on forward foreign currency contracts	–	–	3,171	–
Prepaid expenses	–	574	–	–
Reimbursement due from Investment Adviser	–	36,931	–	9,697
Other assets	17,424	9,871	16,985	19,225
Total assets	1,686,318,611	136,359,728	161,261,661	154,244,182

LIABILITIES:
Payable for investment securities and currencies purchased	442,370,965	246,238	–	165,394
Payable for fund shares redeemed	193	8,384	70,133	696,639
Payable upon receipt of securities loaned	–	2,968,846	–	904,374
Unrealized depreciation on forward foreign currency contracts	–	–	82,018	–
Payable for unified fees	260,845	–	87,409	160,853
Payable for investment management fees	–	101,136	–	–
Payable for distribution and shareholder service fees	339,320	14,749	27,235	30,558
Payable to trustees under the deferred compensation plan (Note 6)	17,424	9,871	16,985	19,225
Payable for trustee fees	3,143	370	–	–
Payable for foreign capital gains tax	–	–	–	450,685
Other accrued expenses and liabilities	–	74,220	–	–
Total liabilities	442,991,890	3,423,814	283,780	2,427,728
NET ASSETS	$1,243,326,721	$132,935,914	$160,977,881	$151,816,454

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,243,284,251	$110,848,324	$110,306,768	$107,907,841
Total distributable earnings	42,470	22,087,590	50,671,113	43,908,613
NET ASSETS	$1,243,326,721	$132,935,914	$160,977,881	$151,816,454

+ Including securities loaned at value	$—	$2,681,313	$—	$875,626
* Cost of investments in securities	$—	$110,822,076	$118,317,571	$104,371,390
† Cost of short-term investments	$—	$3,358,891	$4,284,164	$2,886,185
‡ Cost of foreign currencies	$—	$—	$32,094	$786

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya	VY®	VY® Invesco	VY® JPMorgan
	Government	CBRE Global	Growth and	Emerging
	Liquid Assets	Real Estate	Income	Markets Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	n/a	$8,748,092	$14,508,781	$38,976,324
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	870,796	736,357	3,271,907
Net asset value and redemption price per share	n/a	$10.05	$19.70	$11.91

Class I
Net assets	$154,164,877	$75,297,405	$54,279,346	$63,306,644
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	154,152,751	7,271,187	2,703,934	4,589,119
Net asset value and redemption price per share	$1.00	$10.36	$20.07	$13.79

Class S
Net assets	$239,613,626	$48,477,316	$90,071,484	$49,530,183
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	239,595,376	4,697,807	4,349,546	3,673,825
Net asset value and redemption price per share	$1.00	$10.32	$20.71	$13.48

Class S2
Net assets	$849,548,218	$413,101	$2,118,270	$3,303
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	849,483,849	39,526	101,675	252
Net asset value and redemption price per share	$1.00	$10.45	$20.83	$13.09

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	VY®	VY®	VY®
	Morgan Stanley	T. Rowe Price	T. Rowe Price
	Global	Capital	Equity
	Franchise	Appreciation	Income
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$80,057,824	$6,811,618,057	$285,443,980
Short-term investments at fair value†	1,392,261	404,573,165	1,147,910
Cash	–	16,710,367	2,000,145
Foreign currencies at value‡	148,598	4,118,523	–
Receivables:
Investment securities sold	–	11,104,123	–
Fund shares sold	486,641	1,673,300	58,918
Dividends	41,182	3,029,036	475,574
Interest	–	18,194,646	3,220
Foreign tax reclaims	187,542	675,028	296,540
Other assets	13,881	207,937	31,818
Total assets	82,327,929	7,271,904,182	289,458,105

LIABILITIES:
Payable for investment securities purchased	–	69,995,738	650,278
Payable for fund shares redeemed	–	1,072,742	152,027
Payable upon receipt of securities loaned	–	190,163,045	–
Payable for unified fees	67,895	3,808,988	148,869
Payable for distribution and shareholder service fees	40,189	1,554,981	84,778
Payable to trustees under the deferred compensation plan (Note 6)	13,881	207,937	31,818
Payable for proxy and solicitation costs (Note 6)	–	–	24,697
Written options, at fair value^	–	18,889,018	–
Total liabilities	121,965	285,692,449	1,092,467
NET ASSETS	$82,205,964	$6,986,211,733	$288,365,638

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,750,977	$5,763,171,793	$180,720,631
Total distributable earnings	31,454,987	1,223,039,940	107,645,007
NET ASSETS	$82,205,964	$6,986,211,733	$288,365,638

+ Including securities loaned at value	$—	$185,042,369	$—
* Cost of investments in securities	$70,757,485	$6,385,347,063	$222,405,515
† Cost of short-term investments	$1,392,261	$404,573,165	$1,147,910
‡ Cost of foreign currencies	$148,820	$3,829,797	$—
^ Premiums received on written options	$—	$13,526,165	$—

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	VY®	VY®	VY®
	Morgan Stanley	T. Rowe Price	T. Rowe Price
	Global	Capital	Equity
	Franchise	Appreciation	Income
	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$76,962,436	$2,184,582,474	$58,314,692
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	8,359,562	88,586,388	5,788,513
Net asset value and redemption price per share	$9.21	$24.66	$10.07

Class I
Net assets	n/a	$2,000,130,265	$13,766,660
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	74,784,734	1,309,705
Net asset value and redemption price per share	n/a	$26.75	$10.51

Class R6
Net assets	$995,440	$739,469,313	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	90,389	27,617,293	n/a
Net asset value and redemption price per share	$11.01	$26.78	n/a

Class S
Net assets	$3,279,243	$2,044,279,092	$141,121,894
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	295,406	76,342,967	13,117,603
Net asset value and redemption price per share	$11.10	$26.78	$10.76

Class S2
Net assets	$968,845	$17,750,589	$75,162,392
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	89,251	680,504	7,316,155
Net asset value and redemption price per share	$10.86	$26.08	$10.27

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya	VY®	VY® Invesco	VY® JPMorgan
	Government	CBRE Global	Growth and	Emerging
	Liquid Assets	Real Estate	Income	Markets Equity
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$407,772	$4,809,556	$3,109,135	$4,824,236
Interest	53,433,163	1,727	—	1,993
Securities lending income, net	—	15,164	1,079	8,619
Other	8,318	1,051	1,043	1,662
Total investment income	53,849,253	4,827,498	3,111,257	4,836,510

EXPENSES:
Investment management fees	—	1,330,902	—	—
Unified fees	3,431,084	—	983,925	2,899,487
Distribution and shareholder service fees:
Class ADV	—	54,465	84,849	219,461
Class S	609,201	127,964	213,531	336,224
Class S2	3,365,972	1,643	8,643	12,937
Transfer agent fees:
Class ADV	—	11,256	—	—
Class I	—	106,677	—	—
Class S	—	63,351	—	—
Class S2	—	510	—	—
Shareholder reporting expense	—	48,112	—	—
Professional fees	—	17,730	—	—
Custody and accounting expense	—	52,284	—	—
Trustee fees and expenses	47,518	3,699	18,581	21,411
Miscellaneous expense	—	18,789	—	—
Interest expense	—	4,244	—	5,856
Total expenses	7,453,775	1,841,626	1,309,529	3,495,376
Waived and reimbursed fees	—	(313,021)	(14,945)	(161,346)
Brokerage commission recapture	—	(1,454)	—	(66)
Net expenses	7,453,775	1,527,151	1,294,584	3,333,964
Net investment income	46,395,478	3,300,347	1,816,673	1,502,546

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	922,605	4,545,351	11,308,556	67,479,389
Forward foreign currency contracts	—	(2,030)	(198,116)	—
Foreign currency related transactions	—	(22,334)	26,401	(159,979)
Futures	—	—	—	3,921,345
Net realized gain	922,605	4,520,987	11,136,841	71,240,755
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	1,659,702	9,223,429	6,691,024
Forward foreign currency contracts	—	140	(154,875)	—
Foreign currency related transactions	—	22,167	3,876	13,837
Net change in unrealized appreciation (depreciation)	—	1,682,009	9,072,430	6,704,861
Net realized and unrealized gain	922,605	6,202,996	20,209,271	77,945,616
Increase in net assets resulting from operations	$47,318,083	$9,503,343	$22,025,944	$79,448,162

* Foreign taxes withheld	$—	$238,310	$26,321	$614,368
^ Foreign capital gains taxes withheld	$—	$—	$—	$760,561
# Change in foreign capital gains taxes accrued	$—	$—	$—	$149,731

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	VY®	VY®	VY®
	Morgan Stanley	T. Rowe Price	T. Rowe Price
	Global	Capital	Equity
	Franchise	Appreciation	Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,957,586	$55,618,341	$6,933,475
Interest, net of foreign taxes withheld*	575	118,117,998	66,479
Securities lending income, net	409	484,492	7,870
Other	1,663	45,653	2,041
Total investment income	2,960,233	174,266,484	7,009,865

EXPENSES:
Unified fees	2,191,818	43,549,289	1,849,487
Distribution and shareholder service fees:
Class ADV	521,479	12,610,786	346,564
Class S	285,244	4,991,831	344,680
Class S2	75,917	66,545	299,309
Proxy and solicitation costs (Note 6)	—	—	88,500
Trustee fees and expenses	19,948	564,322	24,858
Miscellaneous expense	—	—	—
Interest expense	—	6,397	93
Total expenses	3,094,406	61,789,170	2,953,491
Waived and reimbursed fees	(57,505)	—	(86,430)
Net expenses	3,036,901	61,789,170	2,867,061
Net investment income (loss)	(76,668)	112,477,314	4,142,804

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	66,317,992	834,113,410	45,254,568
Foreign currency related transactions	49,976	12,819	12,197
Written options	—	8,013,533	—
Net realized gain	66,367,968	842,139,762	45,266,765
Net change in unrealized appreciation (depreciation) on:
Investments	(57,907,167)	(177,969,346)	(9,251,075)
Foreign currency related transactions	40,382	424,622	3,600
Written options	—	(7,439,189)	—
Net change in unrealized appreciation (depreciation)	(57,866,785)	(184,983,913)	(9,247,475)
Net realized and unrealized gain	8,501,183	657,155,849	36,019,290
Increase in net assets resulting from operations	$8,424,515	$769,633,163	$40,162,094

* Foreign taxes withheld	$73,955	$889,372	$134,086

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government		VY® CBRE Global
	Liquid Assets Portfolio		Real Estate Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$46,395,478	$49,242,172	$3,300,347	$4,938,771
Net realized gain	922,605	593,775	4,520,987	4,553,041
Net change in unrealized appreciation (depreciation)	—	—	1,682,009	(8,682,968)
Increase in net assets resulting from operations	47,318,083	49,835,947	9,503,343	808,844

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(220,990)	(251,119)
Class I	(7,032,656)	(3,921,362)	(2,432,898)	(3,405,382)
Class S	(9,325,457)	(12,451,264)	(1,402,619)	(1,628,509)
Class S2	(30,927,890)	(33,275,574)	(9,783)	(18,458)
Total distributions	(47,286,003)	(49,648,200)	(4,066,290)	(5,303,468)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	470,256,530	248,477,126	7,360,542	16,209,791
Reinvestment of distributions	47,286,003	49,648,200	4,066,290	5,303,468
	517,542,533	298,125,326	11,426,832	21,513,259
Cost of shares redeemed	(383,769,756)	(243,287,123)	(52,505,177)	(30,261,508)
Net increase (decrease) in net assets resulting from capital share transactions	133,772,777	54,838,203	(41,078,345)	(8,748,249)
Net increase (decrease) in net assets	133,804,857	55,025,950	(35,641,292)	(13,242,873)

NET ASSETS:
Beginning of year or period	1,109,521,864	1,054,495,914	168,577,206	181,820,079
End of year or period	$1,243,326,721	$1,109,521,864	$132,935,914	$168,577,206

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	VY®		VY®
	Invesco Growth and		JPMorgan Emerging
	Income Portfolio		Markets Equity Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$1,816,673	$4,163,053	$1,502,546	$2,478,411
Net realized gain	11,136,841	72,654,842	71,240,755	15,465,562
Net change in unrealized appreciation (depreciation)	9,072,430	(32,021,120)	6,704,861	(11,225,415)
Increase in net assets resulting from operations	22,025,944	44,796,775	79,448,162	6,718,558

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,965,375)	(1,761,980)	(8,858,043)	(196,559)
Class I	(11,087,898)	(6,092,532)	(12,919,340)	(645,875)
Class S	(17,403,057)	(34,200,462)	(38,695,653)	(1,450,582)
Class S2	(382,011)	(2,493,192)	(1,002,349)	(30,232)
Return of capital:
Class ADV	—	—	(544,847)	—
Class I	—	—	(775,075)	—
Class S	—	—	(2,348,560)	—
Class S2	—	—	(61,222)	—
Total distributions	(31,838,341)	(44,548,166)	(65,205,089)	(2,323,248)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,394,631	8,937,761	14,993,058	13,931,217
Reinvestment of distributions	31,838,341	44,548,166	65,205,089	2,323,248
	39,232,972	53,485,927	80,198,147	16,254,465
Cost of shares redeemed	(22,961,782)	(281,316,719)	(203,348,365)	(55,481,571)
Net increase (decrease) in net assets resulting from capital share transactions	16,271,190	(227,830,792)	(123,150,218)	(39,227,106)
Net increase (decrease) in net assets	6,458,793	(227,582,183)	(108,907,145)	(34,831,796)

NET ASSETS:
Beginning of year or period	154,519,088	382,101,271	260,723,599	295,555,395
End of year or period	$160,977,881	$154,519,088	$151,816,454	$260,723,599

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY®		VY®
	Morgan Stanley Global		T. Rowe Price Capital
	Franchise Portfolio		Appreciation Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income (loss)	$(76,668)	$632,262	$112,477,314	$158,759,043
Net realized gain	66,367,968	44,591,857	842,139,762	993,912,197
Net change in unrealized appreciation (depreciation)	(57,866,785)	(19,575,355)	(184,983,913)	(248,204,625)
Increase in net assets resulting from operations	8,424,515	25,648,764	769,633,163	904,466,615

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(31,019,132)	(10,535,284)	(350,672,831)	(53,426,721)
Class I	—	—	(312,046,510)	(76,780,124)
Class R6	(389,344)	(149,091)	(118,145,888)	(28,410,634)
Class S	(48,725,657)	(16,796,477)	(316,217,036)	(105,205,665)
Class S2	(8,277,052)	(2,625,784)	(2,677,078)	(1,328,094)
Total distributions	(88,411,185)	(30,106,636)	(1,099,759,343)	(265,151,238)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,616,001	4,963,013	270,008,558	321,959,059
Reinvestment of distributions	88,411,185	30,106,636	1,099,759,343	265,151,238
	94,027,186	35,069,649	1,369,767,901	587,110,297
Cost of shares redeemed	(217,489,429)	(63,590,037)	(650,760,850)	(2,759,658,670)
Net increase (decrease) in net assets resulting from capital share transactions	(123,462,243)	(28,520,388)	719,007,051	(2,172,548,373)
Net increase (decrease) in net assets	(203,448,913)	(32,978,260)	388,880,871	(1,533,232,996)

NET ASSETS:
Beginning of year or period	285,654,877	318,633,137	6,597,330,862	8,130,563,858
End of year or period	$82,205,964	$285,654,877	$6,986,211,733	$6,597,330,862

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
FROM OPERATIONS:
Net investment income	$4,142,804	$5,590,168
Net realized gain	45,266,765	31,016,004
Net change in unrealized appreciation (depreciation)	(9,247,475)	545,837
Increase in net assets resulting from operations	40,162,094	37,152,009

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,143,922)	(3,867,250)
Class I	(1,725,511)	(4,369,681)
Class S	(16,791,274)	(9,011,238)
Class S2	(9,296,585)	(4,961,261)
Total distributions	(34,957,292)	(22,209,430)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,505,464	10,736,878
Reinvestment of distributions	34,957,292	22,209,430
	41,462,756	32,946,308
Cost of shares redeemed	(96,604,920)	(42,596,783)
Net decrease in net assets resulting from capital share transactions	(55,142,164)	(9,650,475)
Net increase (decrease) in net assets	(49,937,362)	5,292,104

NET ASSETS:
Beginning of year or period	338,303,000	333,010,896
End of year or period	$288,365,638	$338,303,000

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less Distributions									Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)	($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Voya Government Liquid Assets Portfolio
Class I
12-31-25	1.00	0.04	•	—		0.04	0.04	0.00	*	—	0.04		—	1.00	4.15	0.28	0.28	0.28	4.01		154,165	—
12-31-24	1.00	0.05	•	—		0.05	0.05	0.00	*	—	0.05		—	1.00	5.03	0.28	0.28	0.28	4.91		82,795	—
12-31-23	1.00	0.05	•	0.00	*	0.05	0.05	—		—	0.05		—	1.00	4.93	0.28	0.28	0.28	4.82		75,141	—
12-31-22	1.00	0.02	•	0.00	*	0.02	0.02	—		—	0.02		—	1.00	1.51	0.28	0.24	0.24	1.65		77,571	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—	0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	*	50,337	—
Class S
12-31-25	1.00	0.04	•	—		0.04	0.04	0.00	*	—	0.04		—	1.00	3.90	0.53	0.53	0.53	3.76		239,614	—
12-31-24	1.00	0.05	•	—		0.05	0.05	0.00	*	—	0.05		—	1.00	4.77	0.53	0.53	0.53	4.66		251,573	—
12-31-23	1.00	0.05	•	0.00	*	0.05	0.05	—		—	0.05		—	1.00	4.68	0.53	0.53	0.53	4.56		280,488	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01	—		—	0.01		—	1.00	1.34	0.53	0.40	0.40	1.34		322,096	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—	0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	*	320,548	—
Class S2
12-31-25	1.00	0.04	•	—		0.04	0.04	0.00	*	—	0.04		—	1.00	3.74	0.68	0.68	0.68	3.60		849,548	—
12-31-24	1.00	0.05	•	—		0.05	0.05	0.00	*	—	0.05		—	1.00	4.61	0.68	0.68	0.68	4.50		775,154	—
12-31-23	1.00	0.04	•	0.00	*	0.04	0.04	—		—	0.04		—	1.00	4.52	0.68	0.68	0.68	4.44		698,867	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01	—		—	0.01		—	1.00	1.24	0.68	0.52	0.52	1.37		609,604	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—	0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	*	437,744	—
VY® CBRE Global Real Estate Portfolio
Class ADV
12-31-25	9.70	0.18	•	0.41		0.59	0.24	—		—	0.24		—	10.05	6.21	1.72	1.51	1.51	1.78		8,748	101
12-31-24	9.98	0.23	•	(0.25)		(0.02)	0.26	—		—	0.26		—	9.70	(0.24)	1.66	1.49	1.49	2.30		9,270	80
12-31-23	9.13	0.19	•	0.89		1.08	0.13	0.10		—	0.23		—	9.98	11.97	1.69	1.47	1.47	2.01		10,511	95
12-31-22	13.38	0.17	•	(3.54)		(3.37)	0.29	0.59		—	0.88		—	9.13	(25.39)	1.68	1.47	1.47	1.55		10,401	91
12-31-21	10.26	0.17	•	3.24		3.41	0.29	—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48		16,348	74
Class I
12-31-25	10.00	0.24	•	0.43		0.67	0.31	—		—	0.31		—	10.36	6.82	1.12	0.91	0.91	2.34		75,297	101
12-31-24	10.28	0.30	•	(0.26)		0.04	0.32	—		—	0.32		—	10.00	0.38	1.06	0.89	0.89	2.91		105,217	80
12-31-23	9.41	0.25	•	0.92		1.17	0.20	0.10		—	0.30		—	10.28	12.59	1.09	0.87	0.87	2.65		109,276	95
12-31-22	13.79	0.24	•	(3.65)		(3.41)	0.38	0.59		—	0.97		—	9.41	(24.95)	1.08	0.87	0.87	2.19		92,596	91
12-31-21	10.55	0.25	•	3.35		3.60	0.36	—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09		122,954	74
Class S
12-31-25	9.96	0.22	•	0.42		0.64	0.28	—		—	0.28		—	10.32	6.53	1.37	1.16	1.16	2.13		48,477	101
12-31-24	10.24	0.27	•	(0.26)		0.01	0.29	—		—	0.29		—	9.96	0.12	1.31	1.14	1.14	2.65		53,675	80
12-31-23	9.37	0.22	•	0.92		1.14	0.17	0.10		—	0.27		—	10.24	12.33	1.34	1.12	1.12	2.36		61,362	95
12-31-22	13.72	0.21	•	(3.63)		(3.42)	0.34	0.59		—	0.93		—	9.37	(25.12)	1.33	1.12	1.12	1.90		61,861	91
12-31-21	10.50	0.22	•	3.33		3.55	0.33	—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83		94,359	74
Class S2
12-31-25	10.07	0.20	•	0.43		0.63	0.25	—		—	0.25		—	10.45	6.35	1.52	1.31	1.31	1.99		413	101
12-31-24	10.35	0.25	•	(0.25)		0.00 *	0.28	—		—	0.28		—	10.07	(0.02)	1.46	1.29	1.29	2.48		415	80
12-31-23	9.47	0.21	•	0.92		1.13	0.15	0.10		—	0.25		—	10.35	12.11	1.49	1.27	1.27	2.21		670	95
12-31-22	13.86	0.20	•	(3.67)		(3.47)	0.33	0.59		—	0.92		—	9.47	(25.25)	1.48	1.27	1.27	1.77		712	91
12-31-21	10.61	0.21	•	3.35		3.56	0.31	—		—	0.31		—	13.86	33.90	1.46	1.27	1.27	1.70		1,016	74
VY® Invesco Growth and Income Portfolio
Class ADV
12-31-25	21.77	0.16	•	2.67		2.83	0.66	4.24		—	4.90		—	19.70	14.93	1.25	1.24	1.24	0.79		14,509	27
12-31-24	21.32	0.20	•	3.02		3.22	0.24	2.53		—	2.77		—	21.77	15.74	1.24	1.21	1.21	0.90		14,585	22
12-31-23	20.75	0.21	•	2.16		2.37	0.31	1.49		—	1.80		—	21.32	11.93	1.24	1.21	1.21	1.04		14,598	28

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® Invesco Growth and Income Portfolio (continued)
Class ADV (continued)
12-31-22	26.21	0.23	•	(2.16)	(1.93)	0.25		3.28	—	3.53	—	20.75	(6.16)	1.24	1.21	1.21	1.00	16,239	18
12-31-21	20.62	0.18	•	5.67	5.85	0.26		—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
Class I
12-31-25	22.11	0.29	•	2.71	3.00	0.80		4.24	—	5.04	—	20.07	15.63	0.65	0.64	0.64	1.39	54,279	27
12-31-24	21.62	0.34	•	3.06	3.40	0.38		2.53	—	2.91	—	22.11	16.43	0.64	0.61	0.61	1.51	51,797	22
12-31-23	21.04	0.34	•	2.19	2.53	0.46		1.49	—	1.95	—	21.62	12.62	0.64	0.61	0.61	1.64	46,049	28
12-31-22	26.54	0.37	•	(2.19)	(1.82)	0.40		3.28	—	3.68	—	21.04	(5.59)	0.64	0.61	0.61	1.62	42,132	18
12-31-21	20.86	0.33	•	5.73	6.06	0.38		—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
Class S
12-31-25	22.56	0.24	•	2.79	3.03	0.64		4.24	—	4.88	—	20.71	15.35	0.90	0.89	0.89	1.14	90,071	27
12-31-24	22.00	0.30	•	3.11	3.41	0.32		2.53	—	2.85	—	22.56	16.15	0.89	0.86	0.86	1.32	85,922	22
12-31-23	21.37	0.29	•	2.23	2.52	0.40		1.49	—	1.89	—	22.00	12.34	0.89	0.86	0.86	1.39	301,058	28
12-31-22	26.88	0.32	•	(2.22)	(1.90)	0.33		3.28	—	3.61	—	21.37	(5.84)	0.89	0.86	0.86	1.36	319,719	18
12-31-21	21.12	0.27	•	5.82	6.09	0.33		—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
Class S2
12-31-25	22.20	0.21	•	2.78	2.99	0.12		4.24	—	4.36	—	20.83	15.18	1.05	1.04	1.04	0.98	2,118	27
12-31-24	21.70	0.27	•	3.05	3.32	0.29		2.53	—	2.82	—	22.20	15.95	1.04	1.01	1.01	1.19	2,216	22
12-31-23	21.10	0.26	•	2.19	2.45	0.36		1.49	—	1.85	—	21.70	12.17	1.04	1.01	1.01	1.24	20,396	28
12-31-22	26.57	0.28	•	(2.19)	(1.91)	0.28		3.28	—	3.56	—	21.10	(5.99)	1.04	1.01	1.01	1.20	20,482	18
12-31-21	20.88	0.23	•	5.76	5.99	0.30		—	—	0.30	—	26.57	28.78	1.04	1.01	1.01	0.95	24,924	30
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
12-31-25	11.33	0.03	•	4.00	4.03	0.26		2.99	0.20	3.45	—	11.91	38.59	1.86	1.79	1.79	0.28	38,976	37
12-31-24	11.20	0.06	•	0.13	0.19	0.06		—	—	0.06	—	11.33	1.69	1.86	1.79	1.79	0.52	33,344	35
12-31-23	10.72	(0.01	)•	0.66	0.65	0.17		—	—	0.17	—	11.20	6.02	1.85	1.81	1.81	(0.06)	36,809	29
12-31-22	21.50	(0.03	)•	(5.71)	(5.74)	—		5.04	—	5.04	—	10.72	(26.35)	1.86	1.86	1.86	(0.25)	37,190	18
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—		1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
Class I
12-31-25	12.71	0.12	•	4.49	4.61	0.34		2.99	0.20	3.53	—	13.79	39.06	1.26	1.19	1.19	0.90	63,307	37
12-31-24	12.55	0.14	•	0.16	0.30	0.14		—	—	0.14	—	12.71	2.30	1.26	1.19	1.19	1.12	59,050	35
12-31-23	11.99	0.06	•	0.74	0.80	0.24		—	—	0.24	—	12.55	6.64	1.25	1.21	1.21	0.49	62,596	29
12-31-22	23.10	0.05	•	(6.12)	(6.07)	—		5.04	—	5.04	—	11.99	(25.89)	1.26	1.26	1.26	0.36	60,063	18
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—		1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
Class S
12-31-25	12.48	0.09	•	4.40	4.49	0.30		2.99	0.20	3.49	—	13.48	38.77	1.51	1.44	1.44	0.64	49,530	37
12-31-24	12.32	0.11	•	0.15	0.26	0.10		—	—	0.10	—	12.48	2.08	1.51	1.44	1.44	0.87	164,116	35
12-31-23	11.77	0.04	•	0.72	0.76	0.21		—	—	0.21	—	12.32	6.38	1.50	1.46	1.46	0.31	191,201	29
12-31-22	22.86	0.01	•	(6.06)	(6.05)	—		5.04	—	5.04	—	11.77	(26.11)	1.51	1.51	1.51	0.10	205,544	18
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—		1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
Class S2
12-31-25	12.18	0.06	•	4.32	4.38	0.28		2.99	0.20	3.47	—	13.09	38.84	1.66	1.59	1.59	0.46	3	37
12-31-24	12.02	0.09	•	0.15	0.24	0.08		—	—	0.08	—	12.18	1.95	1.66	1.59	1.59	0.72	4,214	35
12-31-23	11.48	0.03	•	0.69	0.72	0.18		—	—	0.18	—	12.02	6.25	1.65	1.61	1.61	0.23	4,950	29
12-31-22	22.50	(0.01	)•	(5.97)	(5.98)	—		5.04	—	5.04	—	11.48	(26.23)	1.66	1.66	1.66	(0.06)	6,126	18
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—		1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
12-31-25	13.70	(0.03	)•	0.23	0.20	0.00	*	4.69	—	4.69	—	9.21	(0.20)	1.60	1.58	1.58	(0.29)	76,962	32

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

VY® Morgan Stanley Global Franchise Portfolio (continued)
Class ADV (continued)
12-31-24	14.14	(0.00	)*•	1.11	1.11	0.04	1.51	—	1.55	—	13.70	8.31	1.59	1.56	1.56	(0.02)		93,354	32
12-31-23	13.36	0.03	•	2.01	2.04	0.03	1.23	—	1.26	—	14.14	15.52	1.58	1.56	1.56	0.20		104,981	15
12-31-22	18.19	0.02	•	(3.31)	(3.29)	0.05	1.49	—	1.54	—	13.36	(17.90)	1.58	1.55	1.55	0.16		103,692	14
12-31-21	16.52	0.03	•	3.34	3.37	0.09	1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18		138,475	11
Class R6
12-31-25	15.52	0.04	•	0.24	0.28	0.10	4.69	—	4.79	—	11.01	0.33	1.00	0.98	0.98	0.32		995	32
12-31-24	15.83	0.09	•	1.24	1.33	0.13	1.51	—	1.64	—	15.52	8.88	0.99	0.96	0.96	0.59		1,207	32
12-31-23	14.81	0.12	•	2.26	2.38	0.13	1.23	—	1.36	—	15.83	16.30	0.98	0.96	0.96	0.80		1,773	15
12-31-22	19.98	0.12	•	(3.64)	(3.52)	0.16	1.49	—	1.65	—	14.81	(17.43)	0.98	0.95	0.95	0.77		1,673	14
12-31-21	17.97	0.15	•	3.65	3.80	0.18	1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79		1,828	11
Class S
12-31-25	15.60	0.02	•	0.23	0.25	0.06	4.69	—	4.75	—	11.10	0.10	1.25	1.22	1.22	0.15		3,279	32
12-31-24	15.89	0.05	•	1.26	1.31	0.09	1.51	—	1.60	—	15.60	8.67	1.24	1.21	1.21	0.33		164,470	32
12-31-23	14.87	0.08	•	2.25	2.33	0.08	1.23	—	1.31	—	15.89	15.91	1.23	1.21	1.21	0.55		183,705	15
12-31-22	20.02	0.08	•	(3.64)	(3.56)	0.10	1.49	—	1.59	—	14.87	(17.58)	1.23	1.20	1.20	0.51		185,295	14
12-31-21	18.01	0.10	•	3.65	3.75	0.13	1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52		260,008	11
Class S2
12-31-25	15.35	(0.00	)*•	0.23	0.23	0.03	4.69	—	4.72	—	10.86	0.02	1.40	1.37	1.37	(0.00	)*	969	32
12-31-24	15.67	0.03	•	1.23	1.26	0.07	1.51	—	1.58	—	15.35	8.43	1.39	1.36	1.36	0.18		26,623	32
12-31-23	14.67	0.06	•	2.22	2.28	0.05	1.23	—	1.28	—	15.67	15.80	1.38	1.36	1.36	0.39		28,173	15
12-31-22	19.77	0.06	•	(3.60)	(3.54)	0.07	1.49	—	1.56	—	14.67	(17.72)	1.38	1.35	1.35	0.36		28,024	14
12-31-21	17.80	0.07	•	3.61	3.68	0.10	1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37		40,135	11
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
12-31-25	26.40	0.34	•	2.52	2.86	0.48	4.12	—	4.60	—	24.66	11.62	1.25	1.25	1.25	1.32		2,184,582	131
12-31-24	24.19	0.43	•	2.49	2.92	0.37	0.34	—	0.71	—	26.40	12.11	1.24	1.24	1.24	1.69		2,029,776	84
12-31-23	23.00	0.44	•	3.58	4.02	0.14	2.69	—	2.83	—	24.19	18.16	1.24	1.24	1.24	1.86		1,826,729	75
12-31-22	30.88	0.25	•	(4.19)	(3.94)	0.26	3.68	—	3.94	—	23.00	(12.47)	1.24	1.24	1.24	0.95		1,586,695	90
12-31-21	29.91	0.14	•	4.98	5.12	0.16	3.99	—	4.15	—	30.88	17.97	1.24	1.24	1.24	0.47		1,891,868	58
Class I
12-31-25	28.23	0.53	•	2.73	3.26	0.62	4.12	—	4.74	—	26.75	12.32	0.65	0.65	0.65	1.92		2,000,130	131
12-31-24	26.09	0.64	•	2.68	3.32	0.84	0.34	—	1.18	—	28.23	12.75	0.64	0.64	0.64	2.29		1,896,044	84
12-31-23	24.83	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.09	18.92	0.64	0.64	0.64	2.46		1,712,529	75
12-31-22	32.96	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.83	(11.96)	0.64	0.64	0.64	1.57		1,447,933	90
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.96	18.67	0.64	0.64	0.64	1.07		1,553,598	58
Class R6
12-31-25	28.26	0.53	•	2.73	3.26	0.62	4.12	—	4.74	—	26.78	12.31	0.65	0.65	0.65	1.92		739,469	131
12-31-24	26.11	0.64	•	2.69	3.33	0.84	0.34	—	1.18	—	28.26	12.78	0.64	0.64	0.64	2.29		693,687	84
12-31-23	24.85	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.11	18.90	0.64	0.64	0.64	2.46		621,535	75
12-31-22	32.98	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.85	(11.96)	0.64	0.64	0.64	1.55		525,750	90
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.98	18.66	0.64	0.64	0.64	1.07		620,373	58
Class S
12-31-25	28.27	0.46	•	2.73	3.19	0.56	4.12	—	4.68	—	26.78	12.02	0.90	0.90	0.90	1.67		2,044,279	131
12-31-24	26.08	0.57	•	2.68	3.25	0.72	0.34	—	1.06	—	28.27	12.49	0.89	0.89	0.89	2.05		1,962,100	84
12-31-23	24.83	0.57	•	3.89	4.46	0.52	2.69	—	3.21	—	26.08	18.60	0.89	0.89	0.89	2.20		3,912,825	75
12-31-22	32.96	0.36	•	(4.47)	(4.11)	0.34	3.68	—	4.02	—	24.83	(12.18)	0.89	0.89	0.89	1.30		3,757,937	90
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.24	—	32.96	18.40	0.89	0.89	0.89	0.82		4,700,019	58

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class S2
12-31-25	27.66	0.41	•	2.66	3.07	0.53	4.12	—	4.65	—	26.08	11.83	1.05	1.05	1.05	1.52	17,751	131
12-31-24	25.64	0.51	•	2.63	3.14	0.78	0.34	—	1.12	—	27.66	12.29	1.04	1.04	1.04	1.91	15,724	84
12-31-23	24.55	0.52	•	3.84	4.36	0.58	2.69	—	3.27	—	25.64	18.42	1.04	1.04	1.04	2.05	56,946	75
12-31-22	32.63	0.32	•	(4.43)	(4.11)	0.29	3.68	—	3.97	—	24.55	(12.30)	1.04	1.04	1.04	1.14	53,434	90
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19	1.04	1.04	1.04	0.67	71,364	58
VY® T. Rowe Price Equity Income Portfolio
Class ADV
12-31-25	10.10	0.12	•	1.19	1.31	0.13	1.21	—	1.34	—	10.07	13.80	1.28	1.25	1.25	1.20	58,315	24
12-31-24	9.70	0.14	•	0.94	1.08	0.16	0.52	—	0.68	—	10.10	11.13	1.24	1.21	1.21	1.31	59,424	21
12-31-23	9.64	0.15	•	0.68	0.83	0.16	0.61	—	0.77	—	9.70	8.94	1.24	1.21	1.21	1.63	57,865	16
12-31-22	11.48	0.16	•	(0.67)	(0.51)	0.17	1.16	—	1.33	—	9.64	(3.85)	1.24	1.21	1.21	1.57	60,127	18
12-31-21	9.46	0.12	•	2.23	2.35	0.14	0.19	—	0.33	—	11.48	24.97	1.24	1.21	1.21	1.12	58,287	19
Class I
12-31-25	10.47	0.17	•	1.27	1.44	0.19	1.21	—	1.40	—	10.51	14.57	0.68	0.65	0.65	1.57	13,767	24
12-31-24	10.03	0.20	•	0.97	1.17	0.21	0.52	—	0.73	—	10.47	11.75	0.64	0.61	0.61	1.91	64,366	21
12-31-23	9.94	0.22	•	0.70	0.92	0.22	0.61	—	0.83	—	10.03	9.57	0.64	0.61	0.61	2.23	61,929	16
12-31-22	11.78	0.23	•	(0.69)	(0.46)	0.22	1.16	—	1.38	—	9.94	(3.22)	0.64	0.61	0.61	2.14	67,596	18
12-31-21	9.70	0.19	•	2.29	2.48	0.21	0.19	—	0.40	—	11.78	25.66	0.64	0.61	0.61	1.71	73,572	19
Class S
12-31-25	10.69	0.17	•	1.27	1.44	0.16	1.21	—	1.37	—	10.76	14.31	0.93	0.90	0.90	1.55	141,122	24
12-31-24	10.23	0.18	•	0.99	1.17	0.19	0.52	—	0.71	—	10.69	11.45	0.89	0.86	0.86	1.66	138,782	21
12-31-23	10.12	0.20	•	0.71	0.91	0.19	0.61	—	0.80	—	10.23	9.33	0.89	0.86	0.86	1.98	137,827	16
12-31-22	11.96	0.21	•	(0.69)	(0.48)	0.20	1.16	—	1.36	—	10.12	(3.41)	0.89	0.86	0.86	1.88	141,080	18
12-31-21	9.85	0.17	•	2.31	2.48	0.18	0.19	—	0.37	—	11.96	25.27	0.89	0.86	0.86	1.47	158,847	19
Class S2
12-31-25	10.27	0.14	•	1.22	1.36	0.15	1.21	—	1.36	—	10.27	14.05	1.08	1.05	1.05	1.40	75,162	24
12-31-24	9.84	0.16	•	0.95	1.11	0.16	0.52	—	0.68	—	10.27	11.34	1.04	1.01	1.01	1.51	75,731	21
12-31-23	9.76	0.18	•	0.68	0.86	0.17	0.61	—	0.78	—	9.84	9.12	1.04	1.01	1.01	1.83	75,390	16
12-31-22	11.59	0.18	•	(0.67)	(0.49)	0.18	1.16	—	1.34	—	9.76	(3.57)	1.04	1.01	1.01	1.73	76,937	18
12-31-21	9.55	0.14	•	2.26	2.40	0.17	0.19	—	0.36	—	11.59	25.15	1.04	1.01	1.01	1.32	88,637	19

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The seven series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), and VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Global Real Estate estimates character of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. These estimates are adjusted after the actual character of distributions is reported by the REITs.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2025, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $3,171 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of December 31, 2025. There was no cash collateral pledged by any counterparty at December 31, 2025 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2025, Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $82,018 and $18,889,018, respectively, on open forward foreign currency contracts and open written options. If a contingent feature would have been triggered as of December 31, 2025, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of December 31, 2025.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the year ended December 31, 2025, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for Invesco Growth and Income for open forward foreign currency contracts at December 31, 2025. There were no open forward foreign currency contracts for CBRE Global Real Estate at December 31, 2025.

	Buy	Sell
CBRE Global Real Estate	$336,595	$—
Invesco Growth and Income	2,126,869	6,456,323

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, JPMorgan Emerging Markets Equity had an average notional value of $137,276,815 on futures contracts purchased. There were no open futures contracts at December 31, 2025.

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2025, T. Rowe Price Capital Appreciation had written equity options with an average notional value of $327,404,627 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at December 31, 2025. T. Rowe Price Capital Appreciation had pledged securities fair valued at $5,024,150 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (”MRA“) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at December 31, 2025.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

22

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
CBRE Global Real Estate	$148,693,600	$189,410,317
Invesco Growth and Income	40,118,239	55,117,376
JPMorgan Emerging Markets Equity	85,303,883	264,265,829
Morgan Stanley Global Franchise	70,219,779	279,175,243
T. Rowe Price Capital Appreciation	5,479,291,884	5,755,695,923
T. Rowe Price Equity Income	69,714,389	155,265,592

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$2,986,267,908	$2,850,544,664

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million

With the exception of CBRE Global Real Estate, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income	0.60% on the amount in excess of $3.5 billion

23

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolios, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser is contractually obligated to waive 0.026% and 0.030% of the Unified Fee for Morgan Stanley Global Franchise, and T. Rowe Price Equity Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

Effective May 1, 2025, the Board approved the expiration of the Unified Fee waiver for Invesco Growth and Income. Prior to May 1, 2025, the Investment Adviser was contractually obligated to waive 0.030% of the Unified Fee for Invesco Growth and Income. Any fees waived or reimbursed were not eligible for recoupment.

The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of CBRE Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the year ended December 31, 2025, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of December 31, 2025, Government Liquid Assets did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Growth
	and Income	13.99%

24

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	JPMorgan Emerging Markets Equity	12.21
Voya Institutional Trust Company	Government Liquid Assets	70.73
	CBRE Global Real Estate	11.60
	Invesco Growth and Income	12.91
	JPMorgan Emerging Markets Equity	28.46
	Morgan Stanley Global Franchise	95.34
	T. Rowe Price Capital Appreciation	48.41
	T. Rowe Price Equity Income	46.34
Voya Retirement Insurance and Annuity Company	CBRE Global Real Estate	42.52
	Invesco Growth and Income	64.05
	JPMorgan Emerging Markets Equity	36.40
	T. Rowe Price Capital Appreciation	41.32
	T. Rowe Price Equity Income	50.67

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities.

Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by the Portfolio were $181,642.

During the year ended December 31, 2025, T. Rowe Price Equity Income incurred $88,500 of proxy and solicitation costs associated with obtaining shareholder approval relating to its proposed merger with and into Voya Large Cap Value Fund, which is not included in this report. The Investment Adviser reimbursed T. Rowe Price Equity Income for these costs.

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. These transactions are made pursuant to Rule 17a-7 under the 1940 Act and in accordance with the “Rule 17a-7 Policy” adopted by the Board. For the year ended December 31, 2025, T. Rowe Price Equity Income engaged in such transactions amounting to $111,848 in purchases, resulting in a net realized gain of $0.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the below Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class		Class	Class
Portfolio	ADV	Class I	S	S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has lowered the expense limits to the levels listed below for JPMorgan Emerging Markets Equity. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the

25

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
JPMorgan Emerging Markets Equity	1.79%	1.19%	1.44%	1.59%

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates are as follows:

	December 31,
	2026	2027	2028	Total
CBRE Global Real Estate	$112,579	$86,190	$131,231	$330,000

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, until May 1, 2026 and the related expiration dates as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
CBRE Global Real Estate
Class ADV	$12,357	$11,077	$11,256	$34,690
Class I	121,188	123,549	106,676	351,413
Class S	72,851	64,375	63,348	200,574
Class S2	823	658	510	1,991

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

$400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2025:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
CBRE Global Real Estate	8	$3,583,500	5.33%
JPMorgan Emerging Markets Equity	20	2,050,700	5.14
T. Rowe Price Capital Appreciation	2	21,604,000	5.33
T. Rowe Price Equity Income	1	626,000	5.33

26

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Government Liquid Assets
Class I
12/31/2025	195,347,520	—	7,032,656	(131,017,940)	—	71,362,236	195,347,520	—	7,032,656	(131,017,940)	—	71,362,236
12/31/2024	30,035,323	—	3,921,362	(26,315,715)	—	7,640,970	30,035,323	—	3,921,362	(26,315,715)	—	7,640,970
Class S
12/31/2025	79,872,993	—	9,325,457	(101,161,688)	—	(11,963,238)	79,872,993	—	9,325,457	(101,161,688)	—	(11,963,238)
12/31/2024	71,007,378	—	12,451,264	(112,421,469)	—	(28,962,827)	71,007,378	—	12,451,264	(112,421,469)	—	(28,962,827)
Class S2
12/31/2025	195,036,017	—	30,927,890	(151,590,128)	—	74,373,779	195,036,017	—	30,927,890	(151,590,128)	—	74,373,779
12/31/2024	147,434,425	—	33,275,574	(104,549,939)	—	76,160,060	147,434,425	—	33,275,574	(104,549,939)	—	76,160,060
CBRE Global Real Estate
Class ADV
12/31/2025	44,550	—	22,689	(152,270)	—	(85,031)	440,492	—	220,990	(1,511,711)	—	(850,229)
12/31/2024	47,810	—	25,756	(171,262)	—	(97,696)	473,508	—	251,119	(1,691,808)	—	(967,181)
Class I
12/31/2025	504,330	—	243,047	(4,002,099)	—	(3,254,722)	5,116,668	—	2,432,898	(40,651,243)	—	(33,101,677)
12/31/2024	1,206,164	—	339,858	(1,652,964)	—	(106,942)	12,192,702	—	3,405,382	(16,862,091)	—	(1,264,007)
Class S
12/31/2025	174,567	—	140,402	(1,007,637)	—	(692,668)	1,796,981	—	1,402,619	(10,308,045)	—	(7,108,445)
12/31/2024	340,360	—	162,851	(1,107,087)	—	(603,876)	3,453,110	—	1,628,509	(11,335,192)	—	(6,253,573)
Class S2
12/31/2025	611	—	966	(3,323)	—	(1,746)	6,401	—	9,783	(34,178)	—	(17,994)
12/31/2024	9,069	—	1,824	(34,388)	—	(23,495)	90,471	—	18,458	(372,417)	—	(263,488)
Invesco Growth and Income
Class ADV
12/31/2025	28,975	—	163,562	(126,246)	—	66,291	592,143	—	2,965,375	(2,607,831)	—	949,687
12/31/2024	27,408	—	84,956	(126,933)	—	(14,569)	615,296	—	1,761,980	(2,801,642)	—	(424,366)
Class I
12/31/2025	202,420	—	601,949	(443,338)	—	361,031	4,211,292	—	11,087,898	(9,238,814)	—	6,060,376
12/31/2024	157,001	—	289,982	(233,762)	—	213,221	3,517,247	—	6,092,532	(5,217,938)	—	4,391,841
Class S
12/31/2025	112,294	—	914,987	(486,903)	—	540,378	2,368,160	—	17,403,057	(10,507,072)	—	9,264,145
12/31/2024	195,870	—	1,593,684	(11,663,071)	—	(9,873,517)	4,534,578	—	34,200,462	(252,786,253)	—	(214,051,213)
Class S2
12/31/2025	10,857	—	19,948	(28,940)	—	1,865	223,036	—	382,011	(608,065)	—	(3,018)
12/31/2024	11,815	—	117,937	(969,806)	—	(840,054)	270,640	—	2,493,192	(20,510,886)	—	(17,747,054)
JPMorgan Emerging Markets Equity
Class ADV
12/31/2025	261,785	—	864,382	(796,581)	—	329,586	3,131,372	—	9,402,890	(9,491,375)	—	3,042,887
12/31/2024	157,374	—	16,353	(518,912)	—	(345,185)	1,795,986	—	196,559	(5,973,176)	—	(3,980,631)
Class I
12/31/2025	526,563	—	1,083,271	(1,665,142)	—	(55,308)	7,366,655	—	13,694,415	(22,305,553)	—	(1,244,483)
12/31/2024	322,957	—	48,020	(715,185)	—	(344,208)	4,150,973	—	645,875	(9,148,251)	—	(4,351,403)
Class S
12/31/2025	322,339	—	3,325,669	(13,121,227)	—	(9,473,219)	4,376,165	—	41,044,213	(166,071,724)	—	(120,651,346)
12/31/2024	621,718	—	109,726	(3,102,906)	—	(2,371,462)	7,790,977	—	1,450,582	(39,318,234)	—	(30,076,675)
Class S2
12/31/2025	9,433	—	88,998	(444,284)	—	(345,853)	118,866	—	1,063,571	(5,479,713)	—	(4,297,276)
12/31/2024	15,816	—	2,342	(83,967)	—	(65,809)	193,281	—	30,232	(1,041,910)	—	(818,397)
Morgan Stanley Global Franchise
Class ADV
12/31/2025	204,333	—	2,909,351	(1,569,741)	—	1,543,943	2,207,952	—	31,019,132	(18,934,046)	—	14,293,038
12/31/2024	66,968	—	798,128	(1,471,568)	—	(606,472)	948,251	—	10,535,284	(20,815,688)	—	(9,332,153)
Class R6
12/31/2025	7,026	—	30,833	(25,266)	—	12,593	102,021	—	389,344	(325,931)	—	165,434
12/31/2024	7,421	—	9,993	(51,680)	—	(34,266)	119,584	—	149,091	(820,682)	—	(552,007)
Class S
12/31/2025	181,524	—	3,841,705	(14,272,604)	—	(10,249,375)	2,892,553	—	48,725,657	(171,065,046)	—	(119,446,836)
12/31/2024	188,170	—	1,119,019	(2,321,646)	—	(1,014,457)	3,004,967	—	16,796,477	(37,224,579)	—	(17,423,135)
Class S2
12/31/2025	29,754	—	666,502	(2,341,431)	—	(1,645,175)	413,475	—	8,277,052	(27,164,406)	—	(18,473,879)
12/31/2024	56,786	—	177,658	(298,504)	—	(64,060)	890,211	—	2,625,784	(4,729,088)	—	(1,213,093)

27

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

T. Rowe Price Capital Appreciation
Class ADV
12/31/2025	1,937,069	—	14,663,206	(4,908,702)	—	11,691,573	50,137,743	—	350,672,831	(126,212,384)	—	274,598,190
12/31/2024	2,332,424	—	2,046,258	(2,990,602)	—	1,388,080	59,974,218	—	53,426,721	(76,851,431)	—	36,549,508
Class I
12/31/2025	3,373,208	—	12,003,354	(7,758,027)	—	7,618,535	93,853,468	—	312,046,510	(215,788,853)	—	190,111,125
12/31/2024	4,096,185	—	2,709,785	(5,288,795)	—	1,517,175	113,052,541	—	76,780,124	(146,178,169)	—	43,654,496
Class R6
12/31/2025	3,122,240	—	4,539,942	(4,594,621)	—	3,067,561	87,511,752	—	118,145,888	(125,809,123)	—	79,848,517
12/31/2024	4,077,690	—	1,001,908	(4,333,965)	—	745,633	114,106,935	—	28,410,634	(120,686,555)	—	21,831,014
Class S
12/31/2025	1,300,874	—	12,168,915	(6,538,998)	—	6,930,791	36,690,862	—	316,217,036	(181,305,087)	—	171,602,811
12/31/2024	1,205,285	—	3,735,021	(85,559,599)	—	(80,619,293)	33,359,596	—	105,205,665	(2,368,226,518)	—	(2,229,661,257)
Class S2
12/31/2025	66,684	—	105,768	(60,447)	—	112,005	1,814,733	—	2,677,078	(1,645,403)	—	2,846,408
12/31/2024	53,871	—	48,201	(1,754,902)	—	(1,652,830)	1,465,769	—	1,328,094	(47,715,997)	—	(44,922,134)
T. Rowe Price Equity Income
Class ADV
12/31/2025	282,363	—	747,837	(1,126,260)	—	(96,060)	2,835,992	—	7,143,922	(11,456,675)	—	(1,476,761)
12/31/2024	349,248	—	381,680	(809,377)	—	(78,449)	3,612,641	—	3,867,250	(8,282,716)	—	(802,825)
Class I
12/31/2025	101,372	—	172,282	(5,109,840)	—	(4,836,186)	1,086,051	—	1,725,511	(55,937,883)	—	(53,126,321)
12/31/2024	365,262	—	414,868	(806,210)	—	(26,080)	3,913,635	—	4,369,681	(8,610,248)	—	(326,932)
Class S
12/31/2025	214,126	—	1,642,913	(1,719,797)	—	137,242	2,322,942	—	16,791,274	(18,518,793)	—	595,423
12/31/2024	237,256	—	839,391	(1,567,917)	—	(491,270)	2,603,912	—	9,011,238	(17,070,250)	—	(5,455,100)
Class S2
12/31/2025	25,222	—	952,532	(1,036,144)	—	(58,390)	260,479	—	9,296,585	(10,691,569)	—	(1,134,505)
12/31/2024	58,644	—	481,557	(824,335)	—	(284,134)	606,690	—	4,961,261	(8,633,569)	—	(3,065,618)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have

28

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

CBRE Global Real Estate

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$158,540	$(158,540)	$—
Citigroup Global Markets Limited	1,538,811	(1,538,811)	—
Goldman, Sachs & Co. LLC	361,448	(361,448)	—
Morgan Stanley & Co. LLC	494,454	(494,454)	—
Scotia Capital (USA) Inc.	128,060	(128,060)	—
Total	$2,681,313	$(2,681,313)	$—

(1)	Cash collateral with a fair value of $2,968,846 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$196,961	$(196,961)	$—
BNP Paribas Prime Brokerage Intl Ltd	133,604	(133,604)	—
Citigroup Global Markets Inc.	545,061	(545,061)	—
Total	$875,626	$(875,626)	$—

(1)	Cash collateral with a fair value of $904,374 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$10,532,141	$(10,532,141)	$—
BMO Capital Markets Corp	78,982	(78,982)	—
BNP Paribas	265,049	(265,049)	—
BNP Paribas Prime Brokerage Intl Ltd	4,288,642	(4,288,642)	—
BofA Securities Inc	11,224,648	(11,224,648)	—
Citadel Clearing LLC	15,100,383	(15,100,383)	—
Citadel Securities LLC	596,810	(596,810)	—
Citigroup Global Markets Inc.	36,396,859	(36,396,859)	—
HSBC Bank PLC	396,388	(396,388)	—
J.P. Morgan Securities LLC	2,667,243	(2,667,243)	—
Mizuho Securities USA LLC.	121,300	(121,300)	—
Morgan Stanley & Co. LLC	11,445,380	(11,445,380)	—
National Financial Services LLC	30,426,942	(30,426,942)	—
Nomura Securities International, Inc.	18,521,598	(18,521,598)	—
State Street Bank and Trust Company	16,671,154	(16,671,154)	—
TD Securities (USA) Inc.	17,487,875	(17,487,875)	—
Truist Securities INC	49,825	(49,825)	—
UBS AG	29,546	(29,546)	—
Wells Fargo Bank NA	1,696,721	(1,696,721)	—
Wells Fargo Securities LLC	7,044,883	(7,044,883)	—
Total	$185,042,369	$(185,042,369)	$—

(1)	Cash collateral with a fair value of $190,163,045 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

29

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended			Year Ended
	December 31, 2025			December 31, 2024
	Ordinary	Long-term	Return of	Ordinary	Long-term
	Income	Capital Gains	Capital	Income	Capital Gains
Government Liquid Assets	$47,286,003	$—	$—	$49,648,200	$—
CBRE Global Real Estate	4,066,290	—	—	5,303,468	—
Invesco Growth and Income	4,954,557	26,883,784	—	5,850,178	38,697,988
JPMorgan Emerging Markets Equity	5,702,402	55,772,983	3,729,704	2,323,248	—
Morgan Stanley Global Franchise	3,421,015	84,990,170	—	1,367,795	28,738,841
T. Rowe Price Capital Appreciation	319,336,388	780,422,955	—	172,204,349	92,946,889
T. Rowe Price Equity Income	4,844,809	30,112,483	—	7,233,577	14,975,853

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss		Distributable
	Income	Capital Gains	(Depreciation)	Carryforward	Other	Earnings/(Loss)
Government Liquid Assets	$42,470	$—	$—	$—	$—	$42,470
CBRE Global Real Estate	4,433,592	993,335	16,660,663	—	—	22,087,590
Invesco Growth and Income	1,488,162	11,303,740	37,879,211	—	—	50,671,113
JPMorgan Emerging Markets Equity	—	—	44,359,301	—	(450,688)	43,908,613
Morgan Stanley Global Franchise	—	22,250,549	9,204,438	—	—	31,454,987
T. Rowe Price Capital Appreciation	233,646,937	606,804,516	382,588,487	—	—	1,223,039,940
T. Rowe Price Equity Income	997,576	44,606,371	62,041,060	—	—	107,645,007

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolios paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Liquid Assets
Class I	NII	$0.0029	January 30, 2026	Daily
Class S	NII	$0.0026	January 30, 2026	Daily
Class S2	NII	$0.0025	January 30, 2026	Daily

T. Rowe Price Equity Income
Class ADV	NII	$0.0000	February 5, 2026	February 4, 2026
Class I	NII	$0.0070	February 5, 2026	February 4, 2026
Class S	NII	$0.0037	February 5, 2026	February 4, 2026
Class S2	NII	$0.0019	February 5, 2026	February 4, 2026
All Classes	STCG	$0.1872	February 5, 2026	February 4, 2026
All Classes	LTCG	$3.6537	February 5, 2026	February 4, 2026

31

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Reorganization: The Board approved a proposal, subject to shareholder approval, to reorganize T. Rowe Price Equity Income with and into Voya Large Cap Value Fund, which is not included in this report and is a series of Voya Equity Trust, and shareholder approval was obtained. Following the reorganization on close of business February 6, 2026, shareholders of T. Rowe Price Equity Income hold shares of Voya Large Cap Value Fund.

Reorganization: On November 13, 2025, the Board approved a proposal to reorganize CBRE Global Real Estate (the “Merging Portfolio”) with and into VY® CBRE Real Estate Portfolio (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Portfolio at a shareholder meeting held on or about July 9, 2026. If shareholder approval is obtained, the Reorganization will take place on or about close of business July 24, 2026.

Fee changes: Effective January 1, 2026, the investment management fee for Morgan Stanley Global Franchise were reduced to the following: 0.880% on the first $250 million in assets; 0.780% on the next $250 million in assets; and 0.630% on assets in excess of $500 million in assets. In connection with these changes, the management fee waiver of 0.026% on all assets was eliminated.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

32

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY DEBT: 44.1%
286,500,000 (1)	United States Treasury Bill, 3.000%, 02/03/2026	$285,700,422	23.0
118,500,000 (1)	United States Treasury Bill, 3.470%, 02/12/2026	118,018,229	9.5
144,750,000 (2)	United States Treasury Floating Rate Notes, 3.847%, (USBMMY3M + 0.245%), 01/31/2026	144,762,403	11.6
		548,481,054	44.1

	Total U.S. Treasury Debt
	(Cost $548,481,054)	548,481,054	44.1

U.S. GOVERNMENT AGENCY DEBT: 42.1%
33,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.680%, (FEDL01 + 0.040%), 01/06/2026	32,999,964	2.7
44,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.700%, (FEDL01 + 0.060%), 01/16/2026	44,000,421	3.5
25,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.750%, (SOFRRATE + 0.040%), 04/10/2026	24,998,619	2.0
5,750,000 (2)	Federal Farm Credit Banks Funding Corp., 3.795%, (FEDL01 + 0.155%), 09/16/2026	5,752,574	0.5
25,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.860%, (SOFRRATE + 0.150%), 11/13/2026	25,008,966	2.0
14,250,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 3.705%, (FEDL01 + 0.065%), 07/15/2026	14,249,758	1.2
87,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	87,000,000	7.0
5,500,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.790%, (FEDL01 + 0.150%), 04/24/2026	5,501,403	0.4
117,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.430%, 01/16/2026	116,824,500	9.4
25,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.580%, 02/13/2026	24,892,500	2.0
49,000,000 (2)	Federal Home Loan Banks, 3.710%, (SOFRRATE + 0.000%), 01/21/2026	49,000,000	3.9
4,000,000 (2)	Federal Home Loan Banks, 3.770%, (SOFRRATE + 0.060%), 08/11/2026	4,000,000	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
24,750,000 (2)	Federal Home Loan Banks, 3.775%, (SOFRRATE + 0.065%), 08/10/2026	$24,750,000	2.0
6,000,000 (2)	Federal Home Loan Banks, 3.820%, (SOFRRATE + 0.110%), 04/10/2026	6,000,781	0.5
4,083,333 (2)	Federal Home Loan Banks, 3.850%, (SOFRRATE + 0.140%), 07/22/2026	4,083,337	0.3
14,500,000 (2)	Federal Home Loan Banks 0001, 3.720%, (SOFRRATE + 0.010%), 02/11/2026	14,500,000	1.2
25,000,000 (2)	Federal Home Loan Banks 0001, 3.720%, (SOFRRATE + 0.010%), 02/27/2026	25,000,000	2.0
15,000,000 (2)	Federal Home Loan Banks 0003, 3.730%, (SOFRRATE + 0.020%), 01/20/2026	15,000,000	1.2
		523,562,823	42.1

	Total U.S. Government Agency Debt
	(Cost $523,562,823)	523,562,823	42.1

U.S. TREASURY REPURCHASE AGREEMENTS: 12.4%
13,000,000	Royal Bank of Canada, Repurchase Agreement dated 12/31/2025, 3.550%, due 01/02/2026 $13,002,564 to be received upon repurchase (Collateralized by $13,331,300, various U.S. Treasuries, 2.750-3.125%, Market Value plus accrued interest $13,260,042 due 04/30/2027-8/31/2029)	13,000,000	1.0

See Accompanying Notes to Financial Statements

33

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY REPURCHASE AGREEMENTS: (continued)
141,267,000	Deutsche Bank, Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 $141,296,980 to be received upon repurchase (Collateralized by $178,357,500, various U.S. Treasuries, 2.000-4.625%, Market Value plus accrued interest $144,092,435 due 11/15/2041-5/15/2054)	$141,267,000	11.4
		154,267,000	12.4

	Total U.S. Treasury Repurchase Agreements
	(Cost $154,267,000)	154,267,000	12.4

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 9.5%
	Mutual Funds: 9.5%
58,000,000	BlackRock Liquidity Funds, FedFund -Institutional Class, 3.650%, 04/01/2022	58,000,000	4.7
60,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.690%, 01/02/2024	60,000,000	4.8
		118,000,000	9.5

	Total Mutual Funds
	(Cost $118,000,000)	118,000,000	9.5

	Total Investments in Securities
	(Cost $1,344,310,877)	$1,344,310,877	108.1
	Liabilities in Excess of Other Assets	(100,984,156)	(8.1)
	Net Assets	$1,243,326,721	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.

(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

34

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Mutual Funds	$118,000,000	$—	$—	$118,000,000
U.S. Government Agency Debt	—	523,562,823	—	523,562,823
U.S. Treasury Debt	—	548,481,054	—	548,481,054
U.S. Treasury Repurchase Agreements	—	154,267,000	—	154,267,000
Total Investments, at fair value	$118,000,000	$1,226,310,877	$—	$1,344,310,877

^         See Note 2, “Signiﬁcant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of December 31, 2025:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$141,267,000	$(141,267,000)	$—
Royal Bank of Canada	13,000,000	(13,000,000)	—
Totals	$154,267,000	$(154,267,000)	$—

(1)	Collateral with a fair value of $157,352,477 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

35

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.4%
	Australia: 6.9%
133,518	Charter Hall Group	$2,171,730	1.6
136,281	Goodman Group	2,804,421	2.1
309,763	GPT Group	1,117,809	0.8
182,676	Ingenia Communities Group	627,925	0.5
192,363	Scentre Group	537,731	0.4
517,166	Stockland	1,971,811	1.5
		9,231,427	6.9

	Belgium: 0.9%
2,520	Aedifica SA	199,470	0.1
5,492	Montea NV	471,606	0.4
20,683	Warehouses De Pauw CVA	536,380	0.4
		1,207,456	0.9

	Canada: 3.1%
16,502	Boardwalk Real Estate Investment Trust	775,235	0.6
45,642	Canadian Apartment Properties REIT	1,226,054	0.9
14,143	Granite Real Estate Investment Trust	841,955	0.6
71,320 (1)	H&R Real Estate Investment Trust	531,568	0.4
30,479 (1)	Killam Apartment Real Estate Investment Trust	364,180	0.3
29,155	Primaris Real Estate Investment Trust	331,155	0.3
		4,070,147	3.1

	France: 4.0%
24,327	Carmila SA	485,303	0.4
52,111	Klepierre SA	2,061,785	1.5
28,876	Mercialys SA	373,857	0.3
22,116	Unibail-Rodamco-Westfield	2,405,044	1.8
		5,325,989	4.0

	Germany: 1.3%
59,102 (2)	Aroundtown SA	182,978	0.1
31,185 (2)	Grand City Properties SA	359,544	0.3
347,433	Sirius Real Estate Ltd.	450,993	0.3
47,942	TAG Immobilien AG	742,516	0.6
		1,736,031	1.3

	Hong Kong: 2.3%
271,605	Henderson Land Development Co. Ltd.	983,559	0.7
151,894	Hysan Development Co. Ltd.	369,046	0.3
114,166	Link REIT	509,754	0.4
422,612	Swire Properties Ltd.	1,141,238	0.9
		3,003,597	2.3

	Japan: 9.5%
592	Activia Properties, Inc.	531,645	0.4
416	Daiwa Office Investment Corp.	993,534	0.7
666 (1)	Frontier Real Estate Investment Corp.	395,145	0.3
2,167 (1)	Invincible Investment Corp.	889,834	0.7

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,412 (1)	Japan Hotel REIT Investment Corp.	$736,928	0.6
1,538	Japan Metropolitan Fund Invest	1,216,847	0.9
517	LaSalle Logiport REIT	523,366	0.4
305,000	Mitsui Fudosan Co. Ltd.	3,466,103	2.6
1,863	Orix JREIT, Inc.	1,262,822	1.0
74,600	Sumitomo Realty & Development Co. Ltd.	1,872,903	1.4
30,400 (1)	Tokyo Tatemono Co. Ltd.	689,163	0.5
		12,578,290	9.5

	Netherlands: 0.7%
29,933 (3)	CTP NV	627,227	0.5
11,526	Eurocommercial Properties NV	352,654	0.2
		979,881	0.7

	Singapore: 4.2%
656,917	CapitaLand Ascendas REIT	1,444,280	1.1
987,400	CapitaLand Integrated Commercial Trust	1,832,659	1.4
824,000 (2)	Centurion Accommodation Reit	710,647	0.5
493,916	Keppel DC REIT	863,686	0.6
1,518,500	Lendlease Global Commercial REIT	731,843	0.6
		5,583,115	4.2

	Sweden: 0.5%
33,362	Pandox AB	735,620	0.5

	Switzerland: 0.4%
2,796	PSP Swiss Property AG, Reg	505,899	0.4

	United Kingdom: 4.3%
52,164	Big Yellow Group PLC	733,566	0.6
162,564	Land Securities Group PLC	1,359,286	1.0
638,312	LondonMetric Property PLC	1,627,339	1.2
317,276	Primary Health Properties PLC	417,809	0.3
770,309	Tritax Big Box REIT PLC	1,574,076	1.2
		5,712,076	4.3

	United States: 60.3%
22,164	American Healthcare REIT, Inc.	1,043,038	0.8
96,964	American Homes 4 Rent - Class A	3,112,544	2.3
2,862	American Tower Corp.	502,481	0.4
16,299	Boston Properties, Inc.	1,099,857	0.8
86,765	Brixmor Property Group, Inc.	2,274,978	1.7
30,049	COPT Defense Properties	835,362	0.6
45,977	Cousins Properties, Inc.	1,185,287	0.9
30,268	CubeSmart	1,091,161	0.8
5,948	Digital Realty Trust, Inc.	920,215	0.7
11,040	EastGroup Properties, Inc.	1,966,666	1.5

See Accompanying Notes to Financial Statements

36

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
51,289	Empire State Realty Trust, Inc. - Class A	$334,404	0.3
9,422	Equinix, Inc.	7,218,760	5.4
31,009	Essential Properties Realty Trust, Inc.	919,727	0.7
39,818	First Industrial Realty Trust, Inc.	2,280,377	1.7
20,169	Getty Realty Corp.	552,026	0.4
91,243	Healthpeak Properties, Inc.	1,467,187	1.1
3,274	Hilton Worldwide Holdings, Inc.	940,456	0.7
55,157	Host Hotels & Resorts, Inc.	977,934	0.7
67,088	Independence Realty Trust, Inc.	1,172,698	0.9
36,762	Iron Mountain, Inc.	3,049,408	2.3
13,046	L.P. Industrial Trust	646,821	0.5
58,538	Omega Healthcare Investors, Inc.	2,595,575	2.0
26,546	Prologis, Inc.	3,388,862	2.6
14,223	Public Storage	3,690,869	2.8
41,176	Regency Centers Corp.	2,842,379	2.1
38,519	Simon Property Group, Inc.	7,130,252	5.4
56,785	STAG Industrial, Inc.	2,087,417	1.6
86,359	UDR, Inc.	3,167,648	2.4
41,890	Ventas, Inc.	3,241,448	2.4
172,339	VICI Properties, Inc.	4,846,173	3.6
50,183	Vornado Realty Trust	1,670,090	1.3
64,072	Welltower, Inc.	11,892,404	8.9
		80,144,504	60.3

	Total Common Stock
	(Cost $110,822,076)	130,814,032	98.4
	Total Long-Term Investments
	(Cost $110,822,076)	130,814,032	98.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 2.2%
1,000,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	1,000,000	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
790,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $790,165, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $805,800, due 10/15/26-12/20/55)	$790,000	0.6
178,846 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $178,884, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $182,423, due 04/30/26-11/15/34)	178,846	0.1
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	1,000,000	0.8
	Total Repurchase Agreements
	(Cost $2,968,846)	2,968,846	2.2

See Accompanying Notes to Financial Statements

37

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.3%
390,045 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $390,045)	$390,045	0.3

	Total Short-Term Investments
	(Cost $3,358,891)	$3,358,891	2.5

	Total Investments in Securities
	(Cost $114,180,967)	$134,172,923	100.9
	Liabilities in Excess of Other Assets	(1,237,009)	(0.9)
	Net Assets	$132,935,914	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2025.

Percentage
REIT Diversification	of Net Assets
Retail REITs	18.1%
Health Care REITs	15.7
Industrial REITs	15.2
Specialized REITs	10.1
Diversified REITs	6.7
Office REITs	5.3
Diversified Real Estate Activities	4.5
Self-Storage REITs	4.2
Real Estate Operating Companies	3.8
Residential REITs	3.3
Multi-Family Residential REITs	2.8
Single-Family Residential REITs	2.3
Other Specialized REITs	2.3
Hotel & Resort REITs	2.0
Real Estate Development	0.7
Hotels, Resorts & Cruise Lines	0.7
Data Center REITs	0.7
Assets in Excess of Other Liabilities*	1.6
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

38

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$9,231,427	$—	$9,231,427
Belgium	—	1,207,456	—	1,207,456
Canada	4,070,147	—	—	4,070,147
France	—	5,325,989	—	5,325,989
Germany	450,993	1,285,038	—	1,736,031
Hong Kong	—	3,003,597	—	3,003,597
Japan	—	12,578,290	—	12,578,290
Netherlands	—	979,881	—	979,881
Singapore	—	5,583,115	—	5,583,115
Sweden	735,620	—	—	735,620
Switzerland	—	505,899	—	505,899
United Kingdom	—	5,712,076	—	5,712,076
United States	80,144,504	—	—	80,144,504
Total Common Stock	85,401,264	45,412,768	—	130,814,032
Short-Term Investments	390,045	2,968,846	—	3,358,891
Total Investments, at fair value	$85,791,309	$48,381,614	$—	$134,172,923

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(2,030)
Total	$(2,030)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$140
Total	$140

See Accompanying Notes to Financial Statements

39

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $117,518,477.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,867,002
Gross Unrealized Depreciation	(4,206,339)
Net Unrealized Appreciation	$16,660,663

See Accompanying Notes to Financial Statements

40

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.3%
	Communication Services: 5.8%
11,237	Alphabet, Inc. - Class A	$3,517,181	2.2
1,948	Meta Platforms, Inc. - Class A	1,285,856	0.8
6,727	T-Mobile US, Inc.	1,365,850	0.8
28,490	Walt Disney Co.	3,241,307	2.0
		9,410,194	5.8
	Consumer Discretionary: 6.6%
17,679 (1)	Amazon.com, Inc.	4,080,667	2.5
25,451	General Motors Co.	2,069,675	1.3
37,284	NIKE, Inc. - Class B	2,375,364	1.5
23,953	Starbucks Corp.	2,017,082	1.3
		10,542,788	6.6
	Consumer Staples: 7.1%
24,253	Philip Morris International, Inc.	3,890,181	2.4
15,523	Procter & Gamble Co.	2,224,601	1.4
35,824	Sysco Corp.	2,639,871	1.6
35,655 (1)	US Foods Holding Corp.	2,685,535	1.7
		11,440,188	7.1
	Energy: 6.9%
14,515	Chevron Corp.	2,212,231	1.4
26,579	ConocoPhillips	2,488,060	1.5
5,563	EQT Corp.	298,177	0.2
16,381	Exxon Mobil Corp.	1,971,290	1.2
31,488	Schlumberger NV	1,208,509	0.8
46,797	Shell PLC	1,724,568	1.1
26,839	Suncor Energy, Inc.	1,191,237	0.7
		11,094,072	6.9
	Financials: 19.3%
23,165	American International Group, Inc.	1,981,766	1.2
90,643	Bank of America Corp.	4,985,365	3.1
5,608	Capital One Financial Corp.	1,359,155	0.8
33,447	Charles Schwab Corp.	3,341,690	2.1
55,307	Citizens Financial Group, Inc.	3,230,482	2.0
25,164	Fidelity National Information Services, Inc.	1,672,399	1.0
2,675	Goldman Sachs Group, Inc.	2,351,325	1.5
13,760	KKR & Co., Inc.	1,754,125	1.1
9,927	PNC Financial Services Group, Inc.	2,072,062	1.3
57,649	Wells Fargo & Co.	5,372,887	3.3
9,055	Willis Towers Watson PLC	2,975,473	1.9
		31,096,729	19.3
	Health Care: 15.4%
7,795	Becton Dickinson and Co.	1,512,776	1.0
30,641	Bristol-Myers Squibb Co.	1,652,775	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
27,980	CVS Health Corp.	$2,220,493	1.4
3,771	Elevance Health, Inc.	1,321,924	0.8
4,574	Humana, Inc.	1,171,539	0.7
5,716 (1)	IQVIA Holdings, Inc.	1,288,444	0.8
14,966	Johnson & Johnson	3,097,214	1.9
26,991	Medtronic PLC	2,592,755	1.6
24,497	Merck & Co., Inc.	2,578,554	1.6
2,488	Regeneron Pharmaceuticals, Inc.	1,920,413	1.2
20,470	Sanofi	1,980,577	1.2
2,816	Thermo Fisher Scientiﬁc, Inc.	1,631,731	1.0
5,722	UnitedHealth Group, Inc.	1,888,889	1.2
		24,858,084	15.4
	Industrials: 13.4%
19,994	Ashtead Group PLC	1,363,170	0.8
14,586	Emerson Electric Co.	1,935,854	1.2
8,071	FedEx Corp.	2,331,389	1.5
7,942	Ferguson Enterprises, Inc.	1,768,127	1.1
32,793	Fortive Corp.	1,810,502	1.1
26,240	Johnson Controls International PLC	3,142,240	2.0
5,183	Norfolk Southern Corp.	1,496,436	0.9
3,800	Parker-Hannifin Corp.	3,340,048	2.1
10,542	Raytheon Technologies Corp.	1,933,403	1.2
14,237	Textron, Inc.	1,241,039	0.8
7,293	Vertiv Holdings Co. - Class A	1,181,539	0.7
		21,543,747	13.4
	Information Technology: 14.7%
22,972	Cisco Systems, Inc.	1,769,533	1.1
20,832	Cognizant Technology Solutions Corp. - Class A	1,729,056	1.1
14,494 (1)	Coherent Corp.	2,675,158	1.7
7,424	Lam Research Corp.	1,270,840	0.8
49,287	Microchip Technology, Inc.	3,140,568	1.9
7,312	Microsoft Corp.	3,536,229	2.2
9,125	NVIDIA Corp.	1,701,812	1.1
7,711	NXP Semiconductors NV	1,673,750	1.0
5,441	Oracle Corp.	1,060,505	0.7
9,881	Qnity Electronics, Inc.	806,784	0.5
26,427	Ralliant Corp.	1,345,399	0.8
6,762	Salesforce, Inc.	1,791,321	1.1
4,899 (1)	Zebra Technologies Corp. - Class A	1,189,575	0.7
		23,690,530	14.7
	Materials: 2.2%
1,053	Air Products and Chemicals, Inc.	260,112	0.2
18,225	Corteva, Inc.	1,221,622	0.7

See Accompanying Notes to Financial Statements

41

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
27,858	DuPont de Nemours, Inc.	$1,119,891	0.7
9,550	PPG Industries, Inc.	978,493	0.6
		3,580,118	2.2
	Real Estate: 1.7%
16,485 (1)	CBRE Group, Inc. - Class A	2,650,623	1.7

	Utilities: 4.2%
11,802	American Electric Power Co., Inc.	1,360,889	0.9
28,251	FirstEnergy Corp.	1,264,797	0.8
70,151	PPL Corp.	2,456,688	1.5
18,876	Sempra Energy	1,666,562	1.0
		6,748,936	4.2
	Total Common Stock
	(Cost $118,317,571)	156,656,009	97.3

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
4,284,164 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $4,284,164)	$4,284,164	2.7

	Total Short-Term Investments
	(Cost $4,284,164)	4,284,164	2.7

	Total Investments in Securities
	(Cost $122,601,735)	$160,940,173	100.0
	Assets in Excess of Other Liabilities	37,708	0.0
	Net Assets	$160,977,881	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

42

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,410,194	$—	$—	$9,410,194
Consumer Discretionary	10,542,788	—	—	10,542,788
Consumer Staples	11,440,188	—	—	11,440,188
Energy	9,369,504	1,724,568	—	11,094,072
Financials	31,096,729	—	—	31,096,729
Health Care	22,877,507	1,980,577	—	24,858,084
Industrials	20,180,577	1,363,170	—	21,543,747
Information Technology	23,690,530	—	—	23,690,530
Materials	3,580,118	—	—	3,580,118
Real Estate	2,650,623	—	—	2,650,623
Utilities	6,748,936	—	—	6,748,936
Total Common Stock	151,587,694	5,068,315	—	156,656,009
Short-Term Investments	4,284,164	—	—	4,284,164
Total Investments, at fair value	$155,871,858	$5,068,315	$—	$160,940,173
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,171	—	3,171
Total Assets	$155,871,858	$5,071,486	$—	$160,943,344
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(82,018)	$—	$(82,018)
Total Liabilities	$—	$(82,018)	$—	$(82,018)

^	See Note 2, “Signiﬁcant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CAD	70,191	USD	50,320	State Street Bank and Trust Co.	01/21/26	$864
CAD	91,930	USD	66,498	State Street Bank and Trust Co.	01/21/26	539
GBP	29,523	USD	39,363	State Street Bank and Trust Co.	01/21/26	432
GBP	30,618	USD	40,864	State Street Bank and Trust Co.	01/21/26	406
CAD	28,304	USD	20,337	State Street Bank and Trust Co.	01/21/26	302
EUR	22,644	USD	26,425	State Street Bank and Trust Co.	01/21/26	211
CAD	26,932	USD	19,486	State Street Bank and Trust Co.	01/21/26	153
CAD	40,459	USD	29,389	State Street Bank and Trust Co.	01/21/26	115
EUR	20,572	USD	24,098	State Street Bank and Trust Co.	01/21/26	101
USD	13,682	CAD	18,720	State Street Bank and Trust Co.	01/21/26	32
CAD	19,325	USD	14,078	State Street Bank and Trust Co.	01/21/26	14
USD	15,563	CAD	21,338	State Street Bank and Trust Co.	01/21/26	2
USD	27,408	EUR	23,336	State Street Bank and Trust Co.	01/21/26	(42)
USD	13,461	CAD	18,518	State Street Bank and Trust Co.	01/21/26	(43)
EUR	40,377	USD	47,561	State Street Bank and Trust Co.	01/21/26	(65)
USD	35,846	GBP	26,707	State Street Bank and Trust Co.	01/21/26	(153)
USD	14,281	CAD	19,878	State Street Bank and Trust Co.	01/21/26	(214)

See Accompanying Notes to Financial Statements

43

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	33,353	GBP	24,943	State Street Bank and Trust Co.	01/21/26	$(268)
USD	37,069	GBP	28,106	State Street Bank and Trust Co.	01/21/26	(815)
USD	1,537,797	EUR	1,321,004	The Bank of New York	01/21/26	(16,092)
USD	1,021,069	CAD	1,425,968	The Bank of New York	01/21/26	(18,772)
USD	2,257,301	GBP	1,708,463	The Bank of New York	01/21/26	(45,554)
						$(78,847)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,171
Total Asset Derivatives		$3,171
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$82,018
Total Liability Derivatives		$82,018

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(198,116)
Total	$(198,116)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(154,875)
Total	$(154,875)

See Accompanying Notes to Financial Statements

44

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

	State Street Bank and Trust Co.	The Bank of New York	Total
Assets:
Forward foreign currency contracts	$3,171	$—	$3,171
Total Assets	$3,171	$—	$3,171
Liabilities:
Forward foreign currency contracts	$1,600	$80,418	$82,018
Total Liabilities	$1,600	$80,418	$82,018
Net OTC derivative instruments by counterparty, at fair value	$1,571	$(80,418)	$(78,847)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure (1)	$1,571	$(80,418)	$(78,847)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $123,016,720.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,275,193
Gross Unrealized Depreciation	(3,395,982)
Net Unrealized Appreciation	$37,879,211

See Accompanying Notes to Financial Statements

45

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.1%
	Argentina: 1.6%
31,150 (1)	Vista Energy SAB de CV, ADR	$1,515,759	1.0
24,515 (1)(2)	YPF SA, ADR	886,462	0.6
		2,402,221	1.6

	Brazil: 11.0%
84,779	Axia Energia	783,004	0.5
196,245	Banco BTG Pactual SA	1,883,035	1.2
165,241	Banco do Brasil SA	660,994	0.4
24,124	Embraer SA, ADR	1,552,862	1.0
189,024	Itau Unibanco Holding SA, ADR	1,353,412	0.9
1,250 (1)	MercadoLibre, Inc.	2,517,825	1.7
180,465 (1)	NU Holdings Ltd./Cayman Islands - Class A	3,020,984	2.0
119,289	Petroleo Brasileiro SA, ADR	1,344,387	0.9
170,771	Telefonica Brasil SA	1,031,529	0.7
281,979	WEG SA	2,496,245	1.7
		16,644,277	11.0

	China: 24.3%
26,564 (3)	Advanced Micro-Fabrication Equipment, Inc. China - Class A	1,036,688	0.7
27,688	Alibaba Group Holding Ltd., ADR	4,058,507	2.7
19,451	Atour Lifestyle Holdings Ltd., ADR	766,369	0.5
72,200	BYD Co. Ltd. - Class A	1,009,577	0.7
37,800	Contemporary Amperex Technology Co. Ltd. -Class A	1,987,620	1.3
117,915	Full Truck Alliance Co. Ltd., ADR	1,265,228	0.8
150,669	Fuyao Glass Industry Group Co. Ltd. - Class A	1,396,826	0.9
28,518	H World Group Ltd., ADR	1,341,772	0.9
37,791	KE Holdings, Inc., ADR	595,586	0.4
57,000 (1)(4)	Meituan - Class B	755,375	0.5
156,200	Midea Group Co. Ltd. -Class A	1,746,493	1.1
108,840	Montage Technology Co. Ltd. - Class A	1,834,886	1.2
176,500	Shenzhen Inovance Technology Co. Ltd. -Class A	1,902,202	1.3
100,900	Sieyuan Electric Co. Ltd. - Class A	2,230,510	1.5
120,800	Tencent Holdings Ltd.	9,270,620	6.1
59,894	Tencent Music Entertainment Group, ADR	1,049,942	0.7
21,421	Trip.com Group Ltd., ADR	1,540,384	1.0
31,793	Yum China Holdings, Inc.	1,517,798	1.0
17,500	Zhongji Innolight Co. Ltd. - Class A	1,520,519	1.0
		36,826,902	24.3

	Greece: 0.6%
62,849	National Bank of Greece SA	958,600	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Guatemala: 1.2%
33,729	Millicom International Cellular SA	$1,869,936	1.2

	Hong Kong: 2.8%
268,000	AIA Group Ltd.	2,758,549	1.8
133,500	Techtronic Industries Co. Ltd.	1,535,668	1.0
		4,294,217	2.8

	Hungary: 0.8%
11,275	OTP Bank Nyrt	1,208,953	0.8

	India: 11.6%
219,336	Bharat Electronics Ltd.	976,309	0.7
88,503	Bharti Airtel Ltd.	2,077,297	1.4
58,139	Cholamandalam Investment and Finance Co. Ltd.	1,102,763	0.7
257,621	Coforge Ltd.	2,833,055	1.9
59,705	Dr Reddy's Laboratories Ltd.	844,318	0.6
52,811 (4)	HDFC Asset Management Co. Ltd.	1,570,866	1.0
12,261	ICICI Bank Ltd.	183,505	0.1
24,880	Mahindra & Mahindra Ltd.	1,027,521	0.7
18,520 (1)	MakeMyTrip Ltd.	1,520,862	1.0
104,951	Max Healthcare Institute Ltd.	1,220,730	0.8
342,889	NTPC Ltd.	1,258,656	0.8
12,755	Polycab India Ltd.	1,082,564	0.7
166,735	Shriram Finance Ltd.	1,850,365	1.2
		17,548,811	11.6

	Indonesia: 0.8%
2,534,600	Bank Central Asia Tbk PT	1,223,950	0.8

	Mexico: 1.6%
141,013	Grupo Financiero Banorte SAB de CV - Class O	1,306,490	0.8
124,267	Grupo Mexico SAB de CV	1,174,524	0.8
		2,481,014	1.6

	Panama: 0.7%
9,033	Copa Holdings SA - Class A	1,089,470	0.7

	Portugal: 0.6%
39,231	Jeronimo Martins SGPS SA	933,554	0.6

	Saudi Arabia: 0.5%
30,448	Al Rajhi Bank	790,890	0.5

	Singapore: 1.7%
213,746 (1)	Grab Holdings Ltd. -Class A	1,066,593	0.7
11,400 (1)	Sea Ltd., ADR	1,454,298	1.0
		2,520,891	1.7

	South Africa: 1.6%
32,001	Bid Corp. Ltd.	815,233	0.6
6,251	Capitec Bank Holdings Ltd.	1,569,132	1.0
		2,384,365	1.6

See Accompanying Notes to Financial Statements

46

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea: 12.4%
41,414 (1)	Coupang, Inc.	$976,956	0.6
4,806	Hanwha Aerospace Co. Ltd.	3,138,557	2.1
9,313	Kia Corp.	789,496	0.5
59,177	Samsung Electronics Co. Ltd.	4,959,914	3.3
19,650	SK Hynix, Inc.	8,899,056	5.9
		18,763,979	12.4

	Spain: 2.2%
139,778	Banco Bilbao Vizcaya Argentaria SA	3,278,799	2.2

	Taiwan: 17.8%
73,000	Delta Electronics, Inc.	2,226,789	1.4
36,000	MediaTek, Inc.	1,634,587	1.1
17,000	MPI Corp.	1,215,404	0.8
398,223	Taiwan Semiconductor Manufacturing Co. Ltd.	19,575,561	12.9
17,000	Wiwynn Corp.	2,421,933	1.6
		27,074,274	17.8

	Turkey: 3.2%
489,112	Aselsan Elektronik Sanayi Ve Ticaret AS	2,635,349	1.7
83,480	BIM Birlesik Magazalar AS	1,042,134	0.7
226,778	Turkiye Garanti Bankasi AS	756,174	0.5
563,699 (1)	Yapi ve Kredi Bankasi AS	474,656	0.3
		4,908,313	3.2

	United States: 2.1%
5,598 (1)	EPAM Systems, Inc.	1,146,918	0.8
26,497 (1)	ExlService Holdings, Inc.	1,124,533	0.7
1,003	Monolithic Power Systems, Inc.	909,079	0.6
		3,180,530	2.1

	Total Common Stock
	(Cost $104,177,549)	150,383,946	99.1

PREFERRED STOCK: 0.1%
	Brazil: 0.1%
22,283 (1)	Axia Energia	199,744	0.1

	Total Preferred Stock
	(Cost $193,841)	199,744	0.1
	Total Long-Term Investments
	(Cost $104,371,390)	150,583,690	99.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.6%
849,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $849,183, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $866,220, due 01/31/26-11/15/55)	$849,000	0.6
55,374 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $55,386, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $56,481, due 04/30/26-11/15/34)	55,374	0.0
	Total Repurchase Agreements
	(Cost $904,374)	904,374	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 1.3%
1,981,811 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $1,981,811)	$1,981,811	1.3

	Total Short-Term Investments
	(Cost $2,886,185)	2,886,185	1.9

	Total Investments in Securities
	(Cost $107,257,575)	$153,469,875	101.1
	Liabilities in Excess of Other Assets	(1,653,421)	(1.1)
	Net Assets	$151,816,454	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

47

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using signiﬁcant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Percentage
Sector Diversification	of Net Assets
Information Technology	31.2%
Financials	19.0
Industrials	15.9
Consumer Discretionary	14.8
Communication Services	10.1
Energy	2.5
Consumer Staples	1.8
Utilities	1.4
Health Care	1.3
Materials	0.8
Real Estate	0.4
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

48

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,402,221	$—	$—	$2,402,221
Brazil	16,644,277	—	—	16,644,277
China	12,135,586	23,654,628	1,036,688	36,826,902
Greece	—	958,600	—	958,600
Guatemala	1,869,936	—	—	1,869,936
Hong Kong	—	4,294,217	—	4,294,217
Hungary	—	1,208,953	—	1,208,953
India	1,520,862	16,027,949	—	17,548,811
Indonesia	—	1,223,950	—	1,223,950
Mexico	2,481,014	—	—	2,481,014
Panama	1,089,470	—	—	1,089,470
Portugal	—	933,554	—	933,554
Saudi Arabia	—	790,890	—	790,890
Singapore	2,520,891	—	—	2,520,891
South Africa	815,233	1,569,132	—	2,384,365
South Korea	976,956	17,787,023	—	18,763,979
Spain	—	3,278,799	—	3,278,799
Taiwan	—	27,074,274	—	27,074,274
Turkey	—	4,908,313	—	4,908,313
United States	3,180,530	—	—	3,180,530
Total Common Stock	45,636,976	103,710,282	1,036,688	150,383,946
Preferred Stock	199,744	—	—	199,744
Short-Term Investments	1,981,811	904,374	—	2,886,185
Total Investments, at fair value	$47,818,531	$104,614,656	$1,036,688	$153,469,875

^	See Note 2, “Signiﬁcant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,921,345
Total	$3,921,345

See Accompanying Notes to Financial Statements

49

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $109,119,305.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,620,063
Gross Unrealized Depreciation	(3,260,762)
Net Unrealized Appreciation	$44,359,301

See Accompanying Notes to Financial Statements

50

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.4%
	France: 3.5%
6,750	L'Oreal SA	$2,897,880	3.5

	Germany: 7.4%
25,063	SAP SE	6,089,513	7.4

	Italy: 2.3%
5,019	Ferrari NV	1,859,971	2.3

	United Kingdom: 4.2%
11,992	RELX PLC - EUR	488,440	0.6
74,225	RELX PLC - GBP	2,990,278	3.6
		3,478,718	4.2

	United States: 80.0%
17,959	Abbott Laboratories	2,250,083	2.7
13,021	Alphabet, Inc. - Class A	4,075,573	5.0
6,134	Aon PLC - Class A	2,164,566	2.6
11,190	Arthur J Gallagher & Co.	2,895,860	3.5
9,214	Automatic Data Processing, Inc.	2,370,117	2.9
577 (1)	AutoZone, Inc.	1,956,896	2.4
356	Booking Holdings, Inc.	1,906,498	2.3
6,188	Broadridge Financial Solutions, Inc.	1,380,976	1.7
7,744	CME Group, Inc.	2,114,732	2.6
47,450	Coca-Cola Co.	3,317,230	4.0
4,731	Equifax, Inc.	1,026,532	1.3
36,282	Experian PLC	1,635,825	2.0
490,611	Haleon PLC	2,479,235	3.0
17,669	Intercontinental Exchange, Inc.	2,861,671	3.5
14,533	Microsoft Corp.	7,028,450	8.6
2,640	MSCI, Inc.	1,514,647	1.8
18,525	Otis Worldwide Corp.	1,618,159	2.0
6,975	Philip Morris International, Inc.	1,118,790	1.4
19,197	Procter & Gamble Co.	2,751,122	3.3
4,695	Roper Technologies, Inc.	2,089,885	2.5
5,387	S&P Global, Inc.	2,815,192	3.4
6,022	STERIS PLC	1,526,697	1.9
4,362 (1)	Synopsys, Inc.	2,048,919	2.5
4,741	Thermo Fisher Scientific, Inc.	2,747,172	3.3
21,997 (1)	Uber Technologies, Inc.	1,797,375	2.2
12,201	Visa, Inc. - Class A	4,279,013	5.2
15,582	Zoetis, Inc.	1,960,527	2.4
		65,731,742	80.0

	Total Common Stock
	(Cost $70,757,485)	80,057,824	97.4
	Total Long-Term Investments
	(Cost $70,757,485)	80,057,824	97.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
1,392,261 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $1,392,261)	$1,392,261	1.7

	Total Short-Term Investments
	(Cost $1,392,261)	$1,392,261	1.7

	Total Investments in Securities
	(Cost $72,149,746)	$81,450,085	99.1
	Assets in Excess of Other Liabilities	755,879	0.9
	Net Assets	$82,205,964	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

Percentage
Sector Diversification	of Net Assets
Financials	22.7%
Information Technology	21.0
Industrials	16.2
Health Care	13.3
Consumer Staples	12.3
Consumer Discretionary	7.0
Communication Services	4.9
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

51

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
France	$—	$2,897,880	$—	$2,897,880
Germany	—	6,089,513	—	6,089,513
Italy	—	1,859,971	—	1,859,971
United Kingdom	—	3,478,718	—	3,478,718
United States	61,616,682	4,115,060	—	65,731,742
Total Common Stock	61,616,682	18,441,142	—	80,057,824
Short-Term Investments	1,392,261	—	—	1,392,261
Total Investments, at fair value	$63,008,943	$18,441,142	$—	$81,450,085

^	See Note 2, “Signiﬁcant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $72,402,417.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,567,534
Gross Unrealized Depreciation	(3,363,096)
Net Unrealized Appreciation	$9,204,438

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 63.2%
	Communication Services: 5.5%
860,355	Alphabet, Inc. - Class A	$269,291,115	3.9
174,682	Meta Platforms, Inc. -Class A	115,305,841	1.6
		384,596,956	5.5
	Consumer Discretionary: 6.3%
1,099,269 (1)(2)	Amazon.com, Inc.	253,733,271	3.6
24,927 (1)	DoorDash, Inc. - Class A	5,645,467	0.1
1,209,925 (2)	Starbucks Corp.	101,887,784	1.5
531,856	Yum! Brands, Inc.	80,459,176	1.1
		441,725,698	6.3
	Consumer Staples: 1.0%
1,629,572	Keurig Dr Pepper, Inc.	45,644,312	0.7
23,546 (3)(4)	Keurig Dr Pepper, Inc., Series A	23,546,000	0.3
		69,190,312	1.0
	Energy: 1.0%
2,134,677 (5)	Canadian Natural Resources Ltd.	72,258,817	1.0

	Financials: 4.8%
455,315	Arthur J Gallagher & Co.	117,830,969	1.7
582,754	KKR & Co., Inc.	74,289,480	1.0
347,158 (5)	Ryan Specialty Holdings, Inc.	17,923,767	0.2
89,522	S&P Global, Inc.	46,783,302	0.7
247,390	Willis Towers Watson PLC	81,292,354	1.2
		338,119,872	4.8
	Health Care: 12.9%
1,111,177	Abbott Laboratories	139,219,366	2.0
271,193	AmerisourceBergen Corp.	91,595,436	1.3
127,496 (1)(5)	Apogee Therapeutics, Inc.	9,623,398	0.1
274,228 (1)(5)	Arcellx, Inc.	17,879,666	0.3
913,685	Becton Dickinson and Co.	177,318,848	2.5
144,961 (1)	BioNTech SE, ADR	13,800,287	0.2
339,788 (1)(5)	Cytokinetics, Inc.	21,590,130	0.3
75,652	Danaher Corp.	17,318,256	0.3
68,700	Eli Lilly & Co.	73,830,516	1.1
42,912	McKesson Corp.	35,200,284	0.5
446,295 (1)(5)	Medline, Inc. - Class A	18,744,390	0.3
1,453,454 (5)	Revvity, Inc.	140,621,674	2.0
83,611	Thermo Fisher Scientific, Inc.	48,448,394	0.7
253,733	UnitedHealth Group, Inc.	83,759,801	1.2
207,652 (1)	Vaxcyte, Inc.	9,581,063	0.1
		898,531,509	12.9
	Industrials: 1.9%
16,055,070 (1)(5)	Aurora Innovation, Inc.	61,651,469	0.9

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
904,312 (5)	Ingersoll Rand, Inc.		$71,639,596	1.0
			133,291,065	1.9
	Information Technology: 23.3%
532,965 (1)(2)	Advanced Micro Devices, Inc.		114,139,784	1.6
402,704	Amphenol Corp. - Class A		54,421,419	0.8
1,017,521	Apple, Inc.		276,623,259	4.0
332,580	Broadcom, Inc.		115,105,938	1.6
154,250 (2)	Mastercard, Inc. - Class A		88,058,240	1.3
661,705 (2)	Microsoft Corp.		320,013,772	4.6
1,634,103	NVIDIA Corp.		304,760,209	4.4
729,033 (1)(2)	PTC, Inc.		127,004,839	1.8
57,725	Roper Technologies, Inc.		25,695,129	0.4
103,603	Salesforce, Inc.		27,445,471	0.4
126,800	Taiwan Semiconductor Manufacturing Co. Ltd., ADR		38,533,252	0.5
1,141,480 (3)(4)	Teamshares, Inc.		11,757,244	0.2
236,276 (2)	Visa, Inc. - Class A		82,864,356	1.2
178,842 (1)(2)	Workday, Inc. - Class A		38,411,685	0.5
			1,624,834,597	23.3
	Utilities: 6.5%
977,489	Ameren Corp.		97,612,052	1.4
3,642,684	CenterPoint Energy, Inc.		139,660,505	2.0
3,189,490	NiSource, Inc.		133,193,102	1.9
2,451,918	PPL Corp.		85,866,168	1.2
			456,331,827	6.5
	Total Common Stock
	(Cost $4,041,340,493)		4,418,880,653	63.2
PREFERRED STOCK: 1.0%
	Consumer Discretionary: 0.9%
413,251 (3)(6)	Waymo LLC., Series A-2		64,120,025	0.9

	Preferred Stocks: 0.1%
70,526	KKR & Co., Inc.		3,662,415	0.1

	Utilities: 0.0%
3,736 (7)	CMS Energy Corp. 10/15/2078		84,620	0.0

	Total Preferred Stock
	(Cost $39,070,024)		67,867,060	1.0

				Percentage
Principal				of Net
Amount†	RA	.	Value	Assets
U.S. TREASURY OBLIGATIONS: 16.2%
	United States Treasury Notes: 16.2%
235,377,000	3.500%, 11/30/2030		233,041,618	3.3
110,429,300	3.625%, 08/31/2030		110,056,169	1.6
110,853,000	3.625%, 09/30/2030		110,441,631	1.6
249,700,000	3.625%, 10/31/2030		248,685,594	3.5

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
70,195,000	3.750%, 10/31/2032	$69,427,242	1.0
54,167,000	3.750%, 11/30/2032	53,549,158	0.8
220,036,000	3.875%, 07/31/2030	221,694,865	3.2
87,149,000	3.875%, 09/30/2032	86,891,978	1.2
		1,133,788,255	16.2

	Total U.S. Treasury Obligations
	(Cost $1,133,399,988)	1,133,788,255	16.2
BANK LOANS: 9.6%
	Consumer, Cyclical: 1.1%
EUR11,350,245	Filtration Group Corporation, 2025 Incremental Euro Term Loan, 5.401%, (EUR001M+3.500%), 10/21/2028	13,427,722	0.2
21,770,713	Hilton Worldwide, Series B-4 Term Loan, 5.477%, (TSFR1M+1.750%), 11/08/2030	21,915,858	0.3
16,921,379	USI, Inc., 2024-C Term Loan, 5.922%, (TSFR3M+2.250%), 09/29/2030	16,978,489	0.2
19,784,580	Varsity Brands LLC, 2025-2 Replacement Term Loan, 6.672%, (TSFR3M+3.000%), 08/26/2031	19,874,224	0.3
3,726,542	Wyndham Hotels & Resort, 2024 Term B Loan, 5.466%, (TSFR1M+1.750%), 05/24/2030	3,739,936	0.1
		75,936,229	1.1
	Consumer, Non-cyclical: 0.4%
25,152,526	Icon Parent Inc., 2025 Term Loan (First Lien), 6.445%, (TSFR3M+2.750%), 11/13/2031	25,234,271	0.4
3,017,558	Mister Car Wash Holdings, Inc., 2024 Term Loan, 6.216%, (TSFR1M+2.500%), 03/27/2031	3,032,269	0.0
		28,266,540	0.4
	Financial: 4.1%
45,302,886	AmWINS Group, Inc., Initial Term Loan, 5.966%, (TSFR3M+2.250%), 01/30/2032	45,495,424	0.7
17,196,000 (8)	Bending Spoons U.S., Term Loan B (First Lien), 03/07/2031	16,723,110	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
1,306,163	Bending Spoons U.S., Tranche B Term Loan, 9.034%, (TSFR3M+5.250%), 03/07/2031	$1,275,142	0.0
49,806,874	Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 6.466%, (TSFR1M+2.750%), 06/13/2031	50,010,933	0.7
21,989,642	CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan, 5.716%, (TSFR1M+2.000%), 05/17/2031	22,068,673	0.3
3,009,711	CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan, 5.716%, (TSFR1M+2.000%), 05/17/2031	3,020,527	0.1
2,059,000	EP Wealth Advisors LLC, Closing Date Term Loan, 6.672%, (TSFR1M+3.000%), 10/18/2032	2,064,147	0.0
90,280,497	Hub International Limited, 2025 Incremental Term Loan, 6.120%, (TSFR3M+2.250%), 06/20/2030	90,863,528	1.3
21,224,929	Loire UK Midco 3 Limited, Facility B3 (USD), 7.716%, (TSFR1M+4.000%), 01/21/2030	21,277,992	0.3
9,816,624	Mariner Wealth Advisors LLC, Amendment No. 8 Refinancing Term Loan, 6.501%, 12/31/2030	9,865,707	0.1
682,000 (8)	Mariner Wealth Advisors LLC, Term Loan B (First Lien), 12/30/2030	686,831	0.0
4,882,393	Quartz AcquireCo, LLC, Term B-2 Loan, 5.922%, (TSFR3M+2.250%), 06/28/2030	4,882,393	0.1
16,851,358	USI, Inc., 2024-D Term Loan, 5.922%, (TSFR3M+2.250%), 11/21/2029	16,914,551	0.3
		285,148,958	4.1

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Health Care: 0.1%
5,813,100	Icon Parent Inc., Initial Term Loan (Second Lien), 8.841%, (TSFR6M+5.000%), 11/12/2032	$5,842,166	0.1

	Industrial: 1.1%
32,756,602	Filtration Group Corporation, 2025-B Incremental Dollar Term Loan, 6.466%, (TSFR1M+2.750%), 10/21/2028	32,974,990	0.5
825,829	Ryan Specialty Group, LLC, 2024 Term Loan, 5.716%, (TSFR3M+2.000%), 09/15/2031	828,582	0.0
14,543,933	SBA Senior Finance II LLC, Initial Term Loan (2024), 5.470%, (TSFR1M+1.750%), 01/25/2031	14,619,678	0.2
32,308,672	TransDigm Inc., New Tranche K Term Loan, 5.966%, (TSFR3M+2.250%), 03/22/2030	32,436,550	0.4
		80,859,800	1.1
	Technology: 2.8%
13,888,002	Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), 8.172%, (TSFR3M+4.500%), 02/23/2032	14,151,874	0.2
93,904,687	Applied Systems, Inc., Tranche B-1 Term Loan (First Lien), 6.172%, (TSFR3M+2.500%), 02/24/2031	94,556,761	1.4
19,774,621	Ascend Learning, LLC, Amendment No. 5 Incremental Term Loan, 6.716%, (TSFR1M+3.000%), 12/11/2028	19,863,191	0.3
5,737,533	CCC Intelligent Solutions Inc., Initial Term Loan, 5.716%, (TSFR1M+2.000%), 01/23/2032	5,768,011	0.1
14,560,935	Epicor Software Corporation (fka Eagle Parent Inc.), Term E Loan, 6.216%, (TSFR1M+2.500%), 05/30/2031	14,620,082	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
14,955,624	Sophia, L.P., Initial Term Loan (First Lien), 6.466%, (TSFR1M+2.750%), 10/09/2029	$15,064,052	0.2
13,632,281	Storable, Inc., Initial Term Loan (First Lien), 6.966%, (TSFR1M+3.250%), 04/16/2031	13,708,962	0.2
16,802,609	UKG Inc., 2024 Refinancing Term Loan (First Lien), 6.338%, (TSFR3M+2.500%), 02/10/2031	16,838,483	0.2
		194,571,416	2.8
	Total Bank Loans
	(Cost $665,957,215)	670,625,109	9.6
CORPORATE BONDS/NOTES: 7.4%
	Consumer, Cyclical: 2.2%
6,069,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	6,055,474	0.1
7,427,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	7,283,386	0.1
7,860,000 (9)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	7,302,531	0.1
8,935,000 (9)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	8,710,169	0.1
12,275,000 (9)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	11,760,797	0.2
5,260,000	Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	5,280,685	0.1
5,717,000 (9)	Hilton Domestic Operating Co., Inc., 5.500%, 03/31/2034	5,759,150	0.1
8,158,000 (9)	Hilton Domestic Operating Co., Inc., 5.750%, 09/15/2033	8,353,139	0.1
6,073,000 (5)(9)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	6,221,006	0.1
5,189,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	5,194,319	0.1

See Accompanying Notes to Financial Statements

55

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
14,359,000 (9)	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	$14,353,566	0.2
3,456,000 (9)	Life Time, Inc., 6.000%, 11/15/2031	3,542,870	0.0
5,444,000 (9)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	5,418,399	0.1
2,066,000 (9)	Vail Resorts, Inc., 5.625%, 07/15/2030	2,106,814	0.0
5,337,000 (9)	Vail Resorts, Inc., 6.500%, 05/15/2032	5,541,658	0.1
8,476,000	Yum! Brands, Inc., 3.625%, 03/15/2031	8,027,464	0.1
7,544,000	Yum! Brands, Inc., 4.625%, 01/31/2032	7,401,525	0.1
7,623,000 (9)	Yum! Brands, Inc., 4.750%, 01/15/2030	7,638,360	0.1
11,966,000	Yum! Brands, Inc., 5.350%, 11/01/2043	11,610,157	0.2
9,172,000	Yum! Brands, Inc., 5.375%, 04/01/2032	9,298,042	0.1
3,579,000	Yum! Brands, Inc., 6.875%, 11/15/2037	3,952,923	0.1
		150,812,434	2.2
	Consumer, Non-cyclical: 0.5%
831,000 (9)	Avantor Funding, Inc., 3.875%, 11/01/2029	798,350	0.0
3,006,000 (9)	Avantor Funding, Inc., 4.625%, 07/15/2028	2,992,012	0.0
3,081,000 (9)	Hologic, Inc., 3.250%, 02/15/2029	3,039,040	0.0
3,141,000 (9)	IQVIA, Inc., 5.000%, 05/15/2027	3,142,481	0.0
4,109,000 (9)	IQVIA, Inc., 6.500%, 05/15/2030	4,265,886	0.1
5,481,000 (9)	Korn Ferry, 4.625%, 12/15/2027	5,486,717	0.1
4,105,000	Service Corp. International, 3.375%, 08/15/2030	3,841,844	0.1
760,000 (5)	Service Corp. International, 4.625%, 12/15/2027	760,009	0.0
3,501,000	Service Corp. International, 5.750%, 10/15/2032	3,567,483	0.1
3,129,000 (9)	Surgery Center Holdings, Inc., 7.250%, 04/15/2032	3,168,795	0.1
		31,062,617	0.5
	Financial: 2.3%
5,029,000 (9)	AmWINS Group, Inc., 6.375%, 02/15/2029	5,175,027	0.1
11,617,000 (9)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	11,658,146	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
6,813,000 (9)	HUB International Ltd., 5.625%, 12/01/2029	$6,816,931	0.1
57,621,000 (9)	HUB International Ltd., 7.250%, 06/15/2030	60,529,714	0.9
33,821,000 (9)	HUB International Ltd., 7.375%, 01/31/2032	35,518,104	0.5
3,185,000 (9)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	3,129,856	0.0
6,695,000 (9)	Ryan Specialty LLC, 5.875%, 08/01/2032	6,845,021	0.1
7,851,000	SBA Communications Corp., 3.125%, 02/01/2029	7,516,548	0.1
10,007,000	SBA Communications Corp., 3.875%, 02/15/2027	9,939,062	0.1
411,000 (9)	SBA Tower Trust, 6.599%, 11/15/2052	420,938	0.0
11,269,000 (9)	USI, Inc., 7.500%, 01/15/2032	11,824,889	0.2
		159,374,236	2.3
	Industrial: 1.3%
4,837,000	TransDigm, Inc., 4.625%, 01/15/2029	4,809,140	0.1
1,185,000 (9)	TransDigm, Inc., 6.250%, 01/31/2034	1,230,268	0.0
17,616,000 (9)	TransDigm, Inc., 6.375%, 03/01/2029	18,188,854	0.3
17,638,000 (9)	TransDigm, Inc., 6.375%, 05/31/2033	18,110,822	0.3
23,372,000 (9)	TransDigm, Inc., 6.625%, 03/01/2032	24,345,888	0.3
2,864,000 (9)	TransDigm, Inc., 6.750%, 08/15/2028	2,918,032	0.0
11,343,000 (9)	TransDigm, Inc., 6.750%, 01/31/2034	11,823,027	0.2
8,889,000 (9)	TransDigm, Inc., 7.125%, 12/01/2031	9,353,184	0.1
		90,779,215	1.3
	Technology: 0.5%
3,537,000 (5)(9)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	3,457,392	0.0
4,891,000 (5)	Booz Allen Hamilton, Inc., 5.950%, 08/04/2033	5,098,115	0.1
3,065,000 (9)	Capstone Borrower, Inc., 8.000%, 06/15/2030	3,159,628	0.0
918,000 (5)	Crowdstrike Holdings, Inc., 3.000%, 02/15/2029	881,708	0.0
4,533,000 (9)	Ellucian Holdings, Inc., 6.500%, 12/01/2029	4,633,410	0.1
4,722,000 (9)	Fair Isaac Corp., 6.000%, 05/15/2033	4,865,228	0.1

See Accompanying Notes to Financial Statements

56

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
9,106,000	MSCI, Inc., 5.250%, 09/01/2035	$9,169,455	0.1
5,309,000 (9)	PTC, Inc., 4.000%, 02/15/2028	5,249,307	0.1
		36,514,243	0.5
	Utilities: 0.6%
9,173,000 (5)(10)	CenterPoint Energy, Inc., 5.950%, 04/01/2056	9,270,334	0.1
10,051,000 (10)	Entergy Corp., 5.875%, 06/15/2056	10,051,535	0.1
6,816,000 (10)	Entergy Corp., 6.100%, 06/15/2056	6,808,338	0.1
17,763,000 (10)	NiSource, Inc., 5.750%, 07/15/2056	17,886,951	0.3
		44,017,158	0.6
	Total Corporate Bonds/ Notes
	(Cost $497,582,161)	512,559,903	7.4
ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
4,483,800 (9)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	4,461,916	0.1
3,561,600 (9)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,435,161	0.0
		7,897,077	0.1
	Total Asset-Backed Securities
	(Cost $7,997,182)	7,897,077	0.1
	Total Long-Term Investments
	(Cost $6,385,347,063)	6,811,618,057	97.5
SHORT-TERM INVESTMENTS: 5.8%
	Commercial Paper: 0.4%
2,400,000 (11)	ANZ Banking Group Ltd., 4.460%, 04/20/2026	2,400,268	0.0
2,300,000 (11)	Bank of Nova Scotia, 4.330%, 03/03/2026	2,300,394	0.0
900,000 (11)	Commonwealth Bank of Australia, 4.530%, 02/25/2026	900,124	0.0
1,500,000 (11)	Commonwealth Bank of Australia, 4.530%, 02/27/2026	1,500,215	0.0
2,550,000 (11)	HSBC Bank PLC, 4.000%, 06/17/2026	2,553,201	0.1
2,300,000 (11)	Macquarie Bank Ltd., 3.920%, 04/07/2026	2,300,465	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000 (11)	National Australia Bank Ltd., 4.320%, 03/06/2026	$2,000,277	0.0
2,400,000 (11)	National Bank of Canada, 4.650%, 02/04/2026	2,400,497	0.1
2,000,000 (11)	Royal Bank of Canada, 4.320%, 03/10/2026	2,000,007	0.0
1,900,000 (11)	Svenska Handelsbanken AB, 4.320%, 03/23/2026	1,901,293	0.0
1,150,000 (11)	Swedbank AB, 4.540%, 02/20/2026	1,150,497	0.0
2,350,000 (11)	TotalEnergies Capital S.A., 4.380%, 01/20/2026	2,345,127	0.0
2,600,000 (11)	United Overseas Bank Ltd., 4.010%, 01/14/2026	2,600,043	0.1
2,950,000 (11)	Westpac Banking Corp., 3.820%, 01/02/2026	2,950,033	0.1
	Total Commercial Paper
	(Cost $29,302,441)	29,302,441	0.4
	Certificates of Deposits: 0.6%
1,350,000 (11)	Bank of America N.A., 4.540%, 02/09/2026	1,350,477	0.0
1,400,000 (11)	Bank of Montreal, 4.157%, 03/09/2026	1,400,221	0.0
850,000 (11)	Bank of Montreal, 4.192%, 05/19/2026	850,918	0.0
1,600,000 (10)(11)	Barclays Bank PLC, 3.943%, (SOFRRATE + 0.250%), 04/22/2026	1,600,325	0.0
2,450,000 (11)	BNP Paribas S.A., 4.330%, 03/16/2026	2,451,552	0.1
2,750,000 (11)	Canadian Imperial Bank of Commerce, 4.275%, 02/04/2026	2,750,604	0.1
2,450,000 (11)	Credit Agricole Corporate and Investment Bank, 4.276%, 04/14/2026	2,452,024	0.1
2,500,000 (11)	Credit Industriel et Commercial S.A., 4.171%, 03/16/2026	2,501,605	0.1
1,000,000 (11)	DZ Bank AG, 4.161%, 02/13/2026	1,000,125	0.0
1,500,000 (11)	Landesbank Baden-Wurttemberg, 4.175%, 03/11/2026	1,500,893	0.0
950,000 (11)	Landesbank Baden-Wurttemberg, 4.199%, 05/18/2026	951,022	0.0
2,300,000 (11)	Landesbank Hessen Thueringen Girozentrale, 4.390%, 01/21/2026	2,300,835	0.0

See Accompanying Notes to Financial Statements

57

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
550,000 (11)	Mitsubishi UFJ Trust & Banking Corp., 4.340%, 03/25/2026	$550,422	0.0
700,000 (11)	Mitsubishi UFJ Trust & Banking Corp., 4.375%, 03/04/2026	700,374	0.0
800,000 (11)	Mitsubishi UFJ Trust & Banking Corp., 4.463%, 03/11/2026	800,333	0.0
1,850,000 (11)	Mizuho Bank Ltd., 4.201%, 03/03/2026	1,850,315	0.0
900,000 (10)(11)	Natixis S.A., 3.914%, (SOFRRATE + 0.200%), 03/09/2026	900,193	0.0
1,550,000 (11)	Natixis S.A., 4.188%, 05/04/2026	1,550,201	0.0
1,850,000 (11)	Oversea Chinese Banking Corp. Ltd., 4.202%, 05/22/2026	1,852,068	0.0
600,000 (11)	Oversea Chinese Banking Corp. Ltd., 4.377%, 03/10/2026	600,332	0.0
2,500,000 (11)	Societe Generale S.A., 4.219%, 05/12/2026	2,502,797	0.1
2,400,000 (10)(11)	Standard Chartered Bank, 4.070%, (SOFRRATE + 0.380%), 01/22/2026	2,400,436	0.1
1,950,000 (11)	Sumitomo Mitsui Banking Corp., 4.177%, 03/06/2026	1,950,408	0.0
500,000 (11)	Sumitomo Mitsui Banking Corp., 4.192%, 03/20/2026	500,116	0.0
1,100,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 4.200%, 02/26/2026	1,100,507	0.0
550,000 (11)	Svenska Handelsbanken AB, 4.226%, 05/26/2026	550,635	0.0
1,400,000 (11)	Swedbank AB, 3.910%, 02/20/2026	1,400,201	0.0
2,200,000 (11)	Toronto-Dominion Bank, 4.157%, 02/19/2026	2,200,426	0.0
	Total Certificates of Deposits
	(Cost $42,520,365)	42,520,365	0.6

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.7%
6,437,432 (11)	Bethesda Securities, Repurchase Agreement dated 12/31/2025, 3.920%, due 01/02/2026 (Repurchase Amount $6,438,815, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-4.810%, Market Value plus accrued interest $6,566,181, due 10/01/27-10/01/55)	$6,437,432	0.1
28,833,000 (11)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $28,839,225, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $29,417,811, due 01/31/26-11/15/55)	28,833,000	0.4
1,991,657 (11)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.860%, due 01/02/2026 (Repurchase Amount $1,992,078, collateralized by various U.S. Government Securities, 1.625%-4.000%, Market Value plus accrued interest $2,031,490, due 01/15/27-04/15/30)	1,991,657	0.0
13,077,211 (11)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2025, 3.920%, due 01/02/2026 (Repurchase Amount $13,080,020, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $13,338,756, due 04/09/26-01/01/56)	13,077,211	0.2

See Accompanying Notes to Financial Statements

58

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
15,279,125 (11)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.910%, due 01/02/2026 (Repurchase Amount $15,282,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $15,588,093, due 01/29/26-12/01/55)	$15,279,125	0.2
11,422,509 (11)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $11,424,912, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $11,650,960, due 04/30/26-11/15/34)	11,422,509	0.2
41,299,305 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $41,308,289, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $41,996,588, due 04/15/28-02/15/55)	41,299,305	0.6
	Total Repurchase Agreements
	(Cost $118,340,239)	118,340,239	1.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 3.1%
214,410,119 (12)	T. Rowe Price Government Reserve Investment Fund, 3.720%
	(Cost $214,410,120)	$214,410,120	3.1

	Total Short-Term Investments
	(Cost $404,573,165)	$404,573,165	5.8
	Total Investments in Securities
	(Cost $6,789,920,228)	$7,216,191,222	103.3
	Liabilities in Excess of Other Assets	(229,979,489)	(3.3)
	Net Assets	$6,986,211,733	100.0
ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at December 31, 2025.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $99,423,269 or 1.4% of net assets. Please refer to the table below for additional details.
(4)	Represents a commitment for future funding.
(5)	Security, or a portion of the security, is on loan.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Preferred Stock may be called prior to convertible date.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(10)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of December 31, 2025.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

59

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$384,596,956	$—	$—	$384,596,956
Consumer Discretionary	441,725,698	—	—	441,725,698
Consumer Staples	45,644,312	23,546,000	—	69,190,312
Energy	72,258,817	—	—	72,258,817
Financials	338,119,872	—	—	338,119,872
Health Care	898,531,509	—	—	898,531,509
Industrials	133,291,065	—	—	133,291,065
Information Technology	1,613,077,353	11,757,244	—	1,624,834,597
Utilities	456,331,827	—	—	456,331,827
Total Common Stock	4,383,577,409	35,303,244	—	4,418,880,653
Asset-Backed Securities	—	7,897,077	—	7,897,077
Bank Loans	—	670,625,109	—	670,625,109
Corporate Bonds/Notes	—	512,559,903	—	512,559,903
Preferred Stock	84,620	3,662,415	64,120,025	67,867,060
Short-Term Investments	214,410,120	190,163,045	—	404,573,165
U.S. Treasury Obligations	—	1,133,788,255	—	1,133,788,255
Total Investments, at fair value	$4,598,072,149	$2,553,999,048	$64,120,025	$7,216,191,222
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(18,889,018)	$—	$(18,889,018)
Total Liabilities	$—	$(18,889,018)	$—	$(18,889,018)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Keurig Dr Pepper, Inc., Series A	12/24/2025	$24,016,920	$23,546,000
Teamshares, Inc.	11/14/2025	10,501,616	11,757,244
Waymo LLC., Series A-2	5/8/2020	35,484,706	64,120,025
		$70,003,242	$99,423,269

At December 31, 2025, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
Abbott Laboratories	Bank of America N.A.	Call	01/16/26	USD	130.000	633	USD	7,930,857	$350,524	$(24,297)
Abbott Laboratories	Bank of America N.A.	Call	01/16/26	USD	140.000	346	USD	4,335,034	73,445	(457)
Abbott Laboratories	Bank of America N.A.	Call	01/16/26	USD	145.000	313	USD	3,921,577	179,577	(114)
Advanced Micro Devices, Inc.	Barclays Bank PLC	Call	01/16/26	USD	175.000	346	USD	7,409,936	499,804	(1,397,815)

See Accompanying Notes to Financial Statements

60

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
Advanced Micro Devices, Inc.	Barclays Bank PLC	Call	01/16/26	USD	180.000	346	USD	7,409,936	$443,939	$(1,230,915)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/16/26	USD	205.000	346	USD	10,857,480	369,085	(3,750,569)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/16/26	USD	215.000	346	USD	10,857,480	261,355	(3,405,332)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/15/27	USD	340.000	136	USD	4,267,680	374,201	(522,074)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/15/27	USD	350.000	136	USD	4,267,680	338,830	(472,173)
Alphabet, Inc. - Class A	UBS Securities LLC	Call	01/15/27	USD	360.000	136	USD	4,267,680	306,181	(426,601)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/16/26	USD	250.000	346	USD	7,986,372	394,786	(11,203)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/16/26	USD	260.000	346	USD	7,986,372	286,142	(3,395)
Amphenol Corp. - Class A	UBS Securities LLC	Call	01/16/26	USD	115.000	200	USD	2,702,800	99,382	(410,330)
Amphenol Corp. - Class A	UBS Securities LLC	Call	01/16/26	USD	120.000	200	USD	2,702,800	71,386	(314,673)
Apple, Inc.	Barclays Bank PLC	Call	01/16/26	USD	235.000	346	USD	9,406,356	271,575	(1,308,663)
Apple, Inc.	Barclays Bank PLC	Call	01/16/26	USD	245.000	346	USD	9,406,356	175,173	(966,224)
Canadian Natural Resources Ltd.	Barclays Bank PLC	Call	01/16/26	USD	32.500	1,038	USD	3,513,630	126,761	(160,403)
Canadian Natural Resources Ltd.	Barclays Bank PLC	Call	01/16/26	USD	35.000	1,038	USD	3,513,630	76,895	(21,698)
Danaher Corp.	UBS Securities LLC	Call	01/16/26	USD	220.000	276	USD	6,318,192	145,714	(305,781)
Danaher Corp.	UBS Securities LLC	Call	01/16/26	USD	330.000	300	USD	6,867,600	485,289	—
Eli Lilly & Co.	Citigroup Global Markets	Call	01/16/26	USD	850.000	26	USD	2,794,168	126,828	(595,556)
Eli Lilly & Co.	Citigroup Global Markets	Call	01/16/26	USD	890.000	26	USD	2,794,168	95,732	(492,249)
Ingersoll Rand, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	95.000	368	USD	2,915,296	61,460	(72)
Ingersoll Rand, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	95.000	116	USD	918,952	18,169	(23)
Ingersoll Rand, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	100.000	368	USD	2,915,296	29,536	(6)
Ingersoll Rand, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	100.000	116	USD	918,952	7,744	(2)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	580.000	140	USD	7,992,320	379,331	(46,494)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	585.000	138	USD	7,878,144	335,238	(27,347)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	610.000	138	USD	7,878,144	206,815	(1,864)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	620.000	70	USD	3,996,160	199,162	(377)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	01/16/26	USD	640.000	138	USD	7,878,144	133,446	(160)
Mastercard, Inc. - Class A	Barclays Bank PLC	Call	06/18/26	USD	670.000	138	USD	7,878,144	225,216	(71,190)
McKesson Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	660.000	53	USD	4,347,537	186,862	(857,570)
McKesson Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	680.000	52	USD	4,265,508	215,438	(737,719)
McKesson Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	760.000	49	USD	4,019,421	144,780	(310,641)
McKesson Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	760.000	20	USD	1,640,580	58,621	(126,792)
McKesson Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	780.000	49	USD	4,019,421	111,402	(221,949)
McKesson Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	780.000	20	USD	1,640,580	42,824	(90,591)
Meta Platforms, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/16/26	USD	775.000	138	USD	9,109,242	591,131	(996)
Meta Platforms, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/16/26	USD	810.000	138	USD	9,109,242	432,433	(319)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/16/26	USD	565.000	138	USD	6,673,956	173,815	(46)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/16/26	USD	590.000	138	USD	6,673,956	97,683	(6)
NVIDIA Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	190.000	380	USD	7,087,000	490,086	(149,052)
NVIDIA Corp.	Goldman Sachs & Co.	Call	01/16/26	USD	200.000	380	USD	7,087,000	366,031	(41,472)

See Accompanying Notes to Financial Statements

61

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	100.000	438	USD	3,688,398	$280,062	$(567)
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	100.000	116	USD	976,836	63,508	(150)
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	105.000	438	USD	3,688,398	199,386	(186)
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	105.000	760	USD	6,399,960	179,026	(323)
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	105.000	116	USD	976,836	43,894	(49)
Starbucks Corp.	Wells Fargo Securities LLC	Call	01/16/26	USD	125.000	301	USD	2,534,721	215,817	(6)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/16/26	USD	360.000	211	USD	7,399,981	296,607	(17,268)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/16/26	USD	370.000	207	USD	7,259,697	324,280	(3,147)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/16/26	USD	380.000	207	USD	7,259,697	147,384	(935)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/16/26	USD	390.000	228	USD	7,996,188	353,585	(410)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/16/26	USD	400.000	207	USD	7,259,697	127,789	(178)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	06/18/26	USD	395.000	207	USD	7,259,697	235,359	(115,761)
Willis Towers Watson PLC	Bank of America N.A.	Call	01/16/26	USD	330.000	67	USD	2,201,620	64,926	(35,953)
Willis Towers Watson PLC	Bank of America N.A.	Call	01/16/26	USD	340.000	67	USD	2,201,620	37,428	(12,596)
Workday, Inc. - Class A	Wells Fargo Securities LLC	Call	01/16/26	USD	260.000	277	USD	5,949,406	341,887	(215)
Workday, Inc. - Class A	Wells Fargo Securities LLC	Call	01/16/26	USD	270.000	277	USD	5,949,406	268,371	(60)
Yum! Brands, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	145.000	246	USD	3,721,488	65,163	(177,812)
Yum! Brands, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	160.000	319	USD	4,825,832	149,416	(11,686)
Yum! Brands, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	160.000	138	USD	2,087,664	45,264	(5,055)
Yum! Brands, Inc.	Wells Fargo Securities LLC	Call	01/16/26	USD	165.000	138	USD	2,087,664	27,186	(1,451)
									$13,526,165	$(18,889,018)

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$18,889,018
Total Liability Derivatives		$18,889,018

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$8,013,533
Total	$8,013,533

See Accompanying Notes to Financial Statements

62

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(7,439,189)
Total	$(7,439,189)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

					JPMorgan
	Bank of	Barclays Bank	Citigroup	Goldman	Chase Bank	UBS Securities	Wells Fargo
	America N.A.	PLC	Global Markets	Sachs & Co.	N.A.	LLC	Securities LLC	Total
Liabilities:
Written options	$73,417	$5,233,150	$1,102,403	$2,673,485	$1,367	$9,607,533	$197,663	$18,889,018
Total Liabilities	$73,417	$5,233,150	$1,102,403	$2,673,485	$1,367	$9,607,533	$197,663	$18,889,018
Net OTC derivative instruments by counterparty, at fair value	$(73,417)	$(5,233,150)	$(1,102,403)	$(2,673,485)	$(1,367)	$(9,607,533)	$(197,663)	$(18,889,018)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(73,417)	$(5,233,150)	$(1,102,403)	$(2,673,485)	$(1,367)	$(9,607,533)	$(197,663)	$(18,889,018)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $6,818,829,448.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$510,278,883
Gross Unrealized Depreciation	(127,690,396)
Net Unrealized Appreciation	$382,588,487

See Accompanying Notes to Financial Statements

63

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.2%
	Communication Services: 6.8%
18,352	Alphabet, Inc. - Class A	$5,744,176	2.0
13,749	Alphabet, Inc. - Class C	4,314,436	1.5
45,860	Comcast Corp. - Class A	1,370,755	0.5
2,545	Meta Platforms, Inc. - Class A	1,679,929	0.6
89,248	News Corp. - Class A	2,331,158	0.8
5,736	T-Mobile US, Inc.	1,164,638	0.4
25,338	Walt Disney Co.	2,882,704	1.0
		19,487,796	6.8
	Consumer Discretionary: 4.1%
19,149 (1)	Amazon.com, Inc.	4,419,972	1.5
7,492	Home Depot, Inc.	2,577,997	0.9
56,648	Las Vegas Sands Corp.	3,687,218	1.3
58,584 (1)	Mattel, Inc.	1,162,307	0.4
		11,847,494	4.1
	Consumer Staples: 6.8%
48,033	Colgate-Palmolive Co.	3,795,568	1.3
33,273	Conagra Brands, Inc.	575,955	0.2
122,031	Kenvue, Inc.	2,105,035	0.7
7,408	Keurig Dr Pepper, Inc.	207,498	0.1
21,885	Kimberly-Clark Corp.	2,207,978	0.8
21,812	Philip Morris International, Inc.	3,498,645	1.2
22,821	Procter & Gamble Co.	3,270,477	1.1
38,556	Tyson Foods, Inc. - Class A	2,260,153	0.8
14,115	Walmart, Inc.	1,572,552	0.6
		19,493,861	6.8
	Energy: 8.3%
18,990	Chesapeake Energy Corp.	2,095,736	0.7
13,898	Chevron Corp.	2,118,194	0.7
41,291	ConocoPhillips	3,865,251	1.3
13,340	EOG Resources, Inc.	1,400,833	0.5
15,890	EQT Corp.	851,704	0.3
27,920	Exxon Mobil Corp.	3,359,893	1.2
6,300	Kinder Morgan, Inc.	173,187	0.1
4,004	Phillips 66	516,676	0.2
41,395	Schlumberger NV	1,588,740	0.6
34,746	South Bow Corp. (CAD)	955,638	0.3
22,351	TC Energy Corp.	1,229,529	0.4
71,042	TotalEnergies SE	4,631,792	1.6
20,430	Williams Cos., Inc.	1,228,047	0.4
		24,015,220	8.3
	Financials: 22.6%
9,751	Allstate Corp.	2,029,671	0.7
44,523	American International Group, Inc.	3,808,943	1.3
5,379	Apollo Global Management, Inc.	778,664	0.3
88,196	Bank of America Corp.	4,850,780	1.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,980	Capital One Financial Corp.	$479,873	0.2
54,664	Charles Schwab Corp.	5,461,480	1.9
12,547	Chubb Ltd.	3,916,170	1.4
50,342	Citigroup, Inc.	5,874,408	2.0
26,708	Corebridge Financial, Inc.	805,780	0.3
76,751	Equitable Holdings, Inc.	3,657,185	1.3
65,430	Fifth Third Bancorp	3,062,778	1.1
13,337 (1)	Fiserv, Inc.	895,846	0.3
3,737	Global Payments, Inc.	289,244	0.1
11,402	Hartford Financial Services Group, Inc.	1,571,196	0.5
171,536	Huntington Bancshares, Inc.	2,976,150	1.0
17,109	JPMorgan Chase & Co.	5,512,862	1.9
33,570	Loews Corp.	3,535,257	1.2
74,140	MetLife, Inc.	5,852,611	2.0
3,164	Morgan Stanley	561,705	0.2
13,433	State Street Corp.	1,732,991	0.6
72,676	US Bancorp	3,877,991	1.3
40,105	Wells Fargo & Co.	3,737,786	1.3
		65,269,371	22.6
	Health Care: 13.5%
24,291	AstraZeneca PLC, ADR	2,233,072	0.8
22,158	Becton Dickinson and Co.	4,300,203	1.5
5,235 (1)	Biogen, Inc.	921,308	0.3
25,999	Bristol-Myers Squibb Co.	1,402,386	0.5
875	Cardinal Health, Inc.	179,812	0.1
9,295	Cigna Group	2,558,263	0.9
48,820	CVS Health Corp.	3,874,355	1.3
12,724	Elevance Health, Inc.	4,460,398	1.5
1,435	Humana, Inc.	367,547	0.1
6,715	Johnson & Johnson	1,389,669	0.5
25,812	Medtronic PLC	2,479,501	0.9
25,719	Merck & Co., Inc.	2,707,182	0.9
2,900	Novo Nordisk A/S, ADR	147,552	0.0
11,106	Sanofi	1,074,562	0.4
12,411	Sanofi, ADR	601,437	0.2
2,820	Thermo Fisher Scientific, Inc.	1,634,049	0.6
6,914	UnitedHealth Group, Inc.	2,282,381	0.8
217,500	Viatris, Inc.	2,707,875	0.9
40,257	Zimmer Biomet Holdings, Inc.	3,619,909	1.3
		38,941,461	13.5
	Industrials: 13.7%
3,955	3M Co.	633,195	0.2
11,949	AGCO Corp.	1,246,520	0.4
17,654 (1)	Boeing Co.	3,833,036	1.3
82,624	CSX Corp.	2,995,120	1.1

See Accompanying Notes to Financial Statements

64

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,512	Cummins, Inc.	$771,800	0.3
4,611	Dover Corp.	900,252	0.3
42,339	Fortive Corp.	2,337,536	0.8
11,309	GE Aerospace	3,483,511	1.2
15,236	L3Harris Technologies, Inc.	4,472,833	1.6
5,167 (1)	Middleby Corp.	768,178	0.3
1,968	Norfolk Southern Corp.	568,201	0.2
5,395	Rockwell Automation, Inc.	2,099,033	0.7
13,584	Siemens AG, Reg	3,804,556	1.3
84,195	Southwest Airlines Co.	3,479,779	1.2
49,193	Stanley Black & Decker, Inc.	3,654,056	1.3
7,808	Union Pacific Corp.	1,806,147	0.6
25,304	United Parcel Service, Inc. - Class B	2,509,904	0.9
		39,363,657	13.7
	Information Technology: 10.1%
7,234	Accenture PLC - Class A	1,940,882	0.7
9,466 (1)	Advanced Micro Devices, Inc.	2,027,238	0.7
10,004	Applied Materials, Inc.	2,570,928	0.9
45,935 (1)	Intel Corp.	1,695,001	0.6
6,166	Microsoft Corp.	2,982,001	1.0
34,475	Qualcomm, Inc.	5,896,949	2.0
22,456	Ralliant Corp.	1,143,235	0.4
13,189	Salesforce, Inc.	3,493,898	1.2
53,172	Samsung Electronics Co. Ltd.	4,456,606	1.5
1,561	TE Connectivity PLC	355,143	0.1
497 (1)	Teledyne Technologies, Inc.	253,833	0.1
14,128	Texas Instruments, Inc.	2,451,067	0.9
		29,266,781	10.1
	Materials: 2.9%
3,679	Avery Dennison Corp.	669,137	0.2
37,629	CF Industries Holdings, Inc.	2,910,227	1.0
88,908	International Paper Co.	3,502,086	1.2
23,221	West Fraser Timber Co. Ltd.	1,419,035	0.5
		8,500,485	2.9
	Real Estate: 3.5%
6,408	CubeSmart	231,009	0.1
57,023	Equity Residential	3,594,730	1.2
13,080	PotlatchDeltic Corp.	520,322	0.2
61,888	Rayonier, Inc.	1,339,875	0.5
44,610	Rexford Industrial Realty, Inc.	1,727,299	0.6
3,989	Sun Communities, Inc.	494,277	0.2
87,161	Weyerhaeuser Co.	2,064,844	0.7
		9,972,356	3.5
	Utilities: 5.9%
29,645	Alliant Energy Corp.	1,927,221	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
28,632	Ameren Corp.	$2,859,192	1.0
5,564	Dominion Energy, Inc.	325,995	0.1
30,310	NextEra Energy, Inc.	2,433,287	0.9
29,684	Sempra Energy	2,620,800	0.9
63,644	Southern Co.	5,549,757	1.9
15,616	Xcel Energy, Inc.	1,153,398	0.4
		16,869,650	5.9
	Total Common Stock
	(Cost $220,434,356)	283,028,132	98.2

PREFERRED STOCK: 0.8%
	Consumer Discretionary: 0.1%
1,662	Volkswagen AG	202,828	0.1

	Industrials: 0.5%
21,266	Boeing Co.	1,478,519	0.5

	Utilities: 0.2%
14,585	Southern Co.	734,501	0.2

	Total Preferred Stock
	(Cost $1,971,159)	2,415,848	0.8
	Total Long-Term Investments
	(Cost $222,405,515)	285,443,980	99.0

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,147,910 (2)	T. Rowe Price Government Reserve Fund, 3.720%
	(Cost $1,147,910)	$1,147,910	0.4

	Total Short-Term Investments
	(Cost $1,147,910)	1,147,910	0.4

	Total Investments in Securities
	(Cost $223,553,425)	$286,591,890	99.4

	Assets in Excess of Other Liabilities	1,773,748	0.6
	Net Assets	$288,365,638	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

65

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,487,796	$—	$—	$19,487,796
Consumer Discretionary	11,847,494	—	—	11,847,494
Consumer Staples	19,493,861	—	—	19,493,861
Energy	19,383,428	4,631,792	—	24,015,220
Financials	65,269,371	—	—	65,269,371
Health Care	37,866,899	1,074,562	—	38,941,461
Industrials	35,559,101	3,804,556	—	39,363,657
Information Technology	24,810,175	4,456,606	—	29,266,781
Materials	8,500,485	—	—	8,500,485
Real Estate	9,972,356	—	—	9,972,356
Utilities	16,869,650	—	—	16,869,650
Total Common Stock	269,060,616	13,967,516	—	283,028,132
Preferred Stock	—	2,415,848	—	2,415,848
Short-Term Investments	1,147,910	—	—	1,147,910
Total Investments, at fair value	$270,208,526	$16,383,364	$—	$286,591,890

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $224,553,699.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$73,411,144
Gross Unrealized Depreciation	(11,370,084)
Net Unrealized Appreciation	$62,041,060

See Accompanying Notes to Financial Statements

66

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

		Per Share			Per Share
Portfolio Name	Type	Amount	Portfolio Name	Type	Amount
Voya Government Liquid Assets Portfolio			VY® Morgan Stanley Global Franchise Portfolio
Class I	NII	$0.0401	Class ADV	NII	$0.0009
Class S	NII	$0.0376	Class R6	NII	$0.1002
Class S2	NII	$0.0361	Class S	NII	$0.0541
All Classes	STCG	$0.0007	Class S2	NII	$0.0320
			All Classes	STCG	$0.1227
VY® CBRE Global Real Estate Portfolio			All Classes	LTCG	$4.5738
Class ADV	NII	$0.2443
Class I	NII	$0.3109	VY® T. Rowe Price Capital Appreciation Portfolio
Class S	NII	$0.2811	Class ADV	NII	$0.4849
Class S2	NII	$0.2514	Class I	NII	$0.6239
			Class R6	NII	$0.6239
VY® Invesco Growth and Income Portfolio			Class S	NII	$0.5600
Class ADV	NII	$0.6551	Class S2	NII	$0.5284
Class I	NII	$0.8030	All Classes	STCG	$0.7598
Class S	NII	$0.6383	All Classes	LTCG	$3.3577
Class S2	NII	$0.1157
All Classes	STCG	$0.0784	VY® T. Rowe Price Equity Income Portfolio
All Classes	LTCG	$4.1631	Class ADV	NII	$0.1296
			Class I	NII	$0.1880
VY® JPMorgan Emerging Markets Equity Portfolio			Class S	NII	$0.1623
Class ADV	NII	$0.2606	Class S2	NII	$0.1481
Class I	NII	$0.3412	All Classes	STCG	$0.0283
Class S	NII	$0.3025	All Classes	LTCG	$1.1771
Class S2	NII	$0.2806
All Classes	LTCG	$2.9863
All Classes	ROC	$0.1997

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

ROC – Return of capital

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

VY® CBRE Global Real Estate Portfolio	1.01%
VY® Invesco Growth and Income Portfolio	100.00%
VY® JPMorgan Emerging Markets Equity Portfolio	2.11%
VY® Morgan Stanley Global Franchise Portfolio	100.00%
VY® T. Rowe Price Capital Appreciation Portfolio	11.70%
VY® T. Rowe Price Equity Income Portfolio	100.00%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

VY® Invesco Growth and Income Portfolio	$26,883,784
VY® JPMorgan Emerging Markets Equity Portfolio	$55,772,983
VY® Morgan Stanley Global Franchise Portfolio	$84,990,170
VY® T. Rowe Price Capital Appreciation Portfolio	$780,422,955
VY® T. Rowe Price Equity Income Portfolio	$30,112,483

67

TAX INFORMATION (UNAUDITED) (CONTINUED)

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
VY® JPMorgan Emerging Markets Equity Portfolio	$1,363,063	$0.1182	71.61%

*	None of the Portfolio’s income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

68

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Government Liquid Assets Portfolio, VY® CBRE Global Real Estate Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, and VY® T. Rowe Price Equity Income Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved for an additional one-year period ending November 30, 2026: (1) the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios; (2) the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, CBRE Investment Management Listed Real Assets LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., and T. Rowe Price Associates, Inc., the respective sub-advisers to each Portfolio (the “Sub-Advisers”); and (3) the sub-sub-advisory contracts (the “Sub-Sub-Advisory Contracts” and, together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) between Morgan Stanley Investment Management Limited, the sub-sub-adviser to VY® Morgan Stanley Global Franchise Portfolio, and T. Rowe Price Investment Management, Inc., the sub-sub-adviser to VY® T. Rowe Price Capital Appreciation Portfolio (the “Sub-Sub-Advisers”).

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers or Sub-Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts, and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory, and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, a Sub-Adviser, or a Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the

69

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers and their sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers and sub-sub-advisers, or allocation among sub-advisers and sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers, and Sub-Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Advisers to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager, the Sub-Advisers, and the Sub-Sub-Advisers,

and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers, and Sub-Sub-Advisers if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers, or Sub-Sub-Advisers could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory and sub-sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers, and Sub-Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment

70

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers, or Sub-Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers with respect to sub-advisory and sub-sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Advisers are responsible for paying the fees of the Sub-Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of certain of the Portfolios under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to each Sub-Adviser, and by the Sub-Advisers to their Sub-Sub-Adviser, for sub-advisory and sub-sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser and Sub-Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser and Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rates payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers and Sub-Sub-Advisers, which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers and sub-sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers, and Sub-Sub-Advisers and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s, Sub-Advisers’, and Sub-Sub-Advisers’ potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11,

71

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels, and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Government Liquid Assets Portfolio

In considering whether to approve the renewal of the Contracts for Voya Government Liquid Assets Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025, the Portfolio outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® CBRE Global Real Estate Portfolio

In considering whether to approve the renewal of the Contracts for VY® CBRE Global Real Estate Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the third quintile for the ten-year period, and the fourth quintile for the year-to-date and one-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

VY® Invesco Growth and Income Portfolio

In considering whether to approve the renewal of the Contracts for VY® Invesco Growth and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the third quintile for the three-year and ten-year periods, the fourth quintile for the one-year period, and the fifth quintile for the year-to-date period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed. In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® JPMorgan Emerging Markets Equity Portfolio

In considering whether to approve the renewal of the Contracts for VY® JPMorgan Emerging Markets Equity Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date period, the second quintile for the ten-year period, the fourth quintile for the one-year and three-year periods, and the fifth quintile for the five-year period; and (2)

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and ten-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; and (2) management’s representations regarding its belief that the Portfolio’s pricing is competitive.

VY® Morgan Stanley Global Franchise Portfolio

In considering whether to approve the renewal of the Contracts for VY® Morgan Stanley Global Franchise Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date and ten-year periods, the second quintile for the one-year period, the fourth quintile for the three-year period, and the fifth quintile for the five-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and ten-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and

(c) the Portfolio’s net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; (2) its continued evaluation of potential changes to the Portfolio; and (3) that, as a result of the Board’s request during the 2025 annual contract renewal cycle, the unified management fee was reduced for the Portfolio, effective January 1, 2026.

VY® T. Rowe Price Capital Appreciation Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Capital Appreciation Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® T. Rowe Price Equity Income Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Equity Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date period, the third quintile for the one-year, five-year and ten-year periods, and the fourth quintile for the three-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

exception of the one-year and three-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIT1AISS2 (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Balanced Income Portfolio	■	Voya Limited Maturity Bond Portfolio
■	Voya High Yield Portfolio	■	Voya U.S. Stock Index Portfolio
■	Voya Large Cap Growth Portfolio	■	VY® CBRE Real Estate Portfolio
■	Voya Large Cap Value Portfolio	■	VY® JPMorgan Small Cap Core Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Balanced Income Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, VY® CBRE Real Estate Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio and the Board of Trustees of Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Balanced Income Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, VY® CBRE Real Estate Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio (collectively referred to as the “Portfolios”) (eight of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (eight of the portfolios constituting Voya Investors Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
ASSETS:
Investments in securities at fair value+*	$148,427,669	$299,693,452	$3,674,209,582	$519,049,760
Investments in affiliated underlying funds at fair value**	219,777,990	–	–	–
Short-term investments at fair value†	3,320,733	13,341,968	40,276,484	4,850,000
Cash	2,866,318	34,957	517,562	66,995
Cash collateral for futures contracts	72,397	–	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	670,000	–	–	–
Foreign currencies at value‡	–	–	–	6,373
Receivables:
Investment securities sold	3,641,442	–	–	18,704,586
Fund shares sold	109,310	360,052	554,638	204,572
Dividends	116,342	40,940	536,873	511,763
Interest	18,373	5,733,322	1,696	130
Foreign tax reclaims	148,310	–	56,643	36,472
Unrealized appreciation on forward foreign currency contracts	60	–	–	–
Prepaid expenses	1,796	–	7,268	1,836
Reimbursement due from Investment Adviser	103,852	–	91,828	65,933
Other assets	69,036	23,654	238,621	49,710
Total assets	379,343,628	319,228,345	3,716,491,195	543,548,130

LIABILITIES:
Payable for investment securities purchased	3,740,785	769,600	–	20,254,075
Payable for fund shares redeemed	68,340	312,245	5,792,131	91,289
Payable upon receipt of securities loaned	1,877,733	–	1,533,484	–
Unrealized depreciation on forward foreign currency contracts	680,214	–	–	–
Variation margin payable on futures contracts	7,360	–	–	–
Cash received as collateral for OTC derivatives (Note 2)	20,000	–	–	–
Payable for unified fees	–	127,829	–	–
Payable for investment management fees	120,502	–	2,084,627	332,627
Payable for distribution and shareholder service fees	24,903	33,470	394,330	25,019
Payable to custodian due to foreign currency overdraft§	7,591	–	–	–
Payable to trustees under the deferred compensation plan (Note 6)	69,036	23,654	238,621	49,710
Payable for trustee fees	483	–	1,636	1,323
Payable for shareholder notification costs (Note 6)	57,738	–	–	–
Other accrued expenses and liabilities	115,173	–	688,461	173,164
Total liabilities	6,789,858	1,266,798	10,733,290	20,927,207
NET ASSETS	$372,553,770	$317,961,547	$3,705,757,905	$522,620,923

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$322,292,986	$397,256,949	$2,290,401,624	$413,541,485
Total distributable earnings (loss)	50,260,784	(79,295,402)	1,415,356,281	109,079,438
NET ASSETS	$372,553,770	$317,961,547	$3,705,757,905	$522,620,923

+ Including securities loaned at value	$1,692,698	$—	$1,475,975	$—
* Cost of investments in securities	$106,980,152	$296,112,005	$2,634,863,419	$462,702,095
** Cost of investments in affiliated underlying funds	$219,950,573	$—	$—	$—
† Cost of short-term investments	$3,320,733	$13,341,968	$40,276,484	$4,850,000
‡ Cost of foreign currencies	$—	$—	$—	$6,260
§ Cost of foreign currency overdraft	$7,719	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
Class ADV
Net assets	$44,888,135	$55,206,915	$698,771,758	$43,858,586
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,625,032	6,216,799	50,180,357	8,252,755
Net asset value and redemption price per share	$9.71	$8.88	$13.93	$5.31

Class I
Net assets	$318,822,526	$238,586,037	$2,558,374,329	$359,107,960
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,796,570	26,849,355	135,384,627	59,821,674
Net asset value and redemption price per share	$10.35	$8.89	$18.90	$6.00

Class R6
Net assets	n/a	n/a	$72,918,205	$108,545,131
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,851,401	18,241,893
Net asset value and redemption price per share	n/a	n/a	$18.93	$5.95

Class S
Net assets	$8,840,040	$22,628,055	$325,184,515	$10,963,183
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	863,248	2,548,185	18,919,589	1,973,035
Net asset value and redemption price per share	$10.24	$8.88	$17.19	$5.56

Class S2
Net assets	$3,069	$1,540,540	$50,509,098	$146,063
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	299	173,283	3,043,683	26,200
Net asset value and redemption price per share	$10.27	$8.89	$16.59	$5.58

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Limited Maturity Bond	Voya U.S. Stock	VY® CBRE Real	VY® JPMorgan Small Cap Core
	Portfolio	Index Portfolio	Estate Portfolio	Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$258,524,920	$2,618,458,548	$140,924,406	$282,753,780
Short-term investments at fair value†	31,718,685	38,409,468	1,777,450	23,645,656
Cash	4,946	830,573	–	–
Cash collateral for futures contracts	719,589	1,590,846	–	315,000
Receivables:
Investment securities sold	–	–	–	306,886
Fund shares sold	68,708	1,183,245	1,105,330	44,147
Dividends	8,680	1,412,792	461,901	281,441
Interest	2,013,519	–	–	46
Foreign tax reclaims	–	–	1,140	25,492
Variation margin on futures contracts	–	709,776	–	–
Prepaid expenses	–	–	557	–
Reimbursement due from Investment Adviser	–	–	101,967	–
Other assets	10,923	156,314	16,567	20,595
Total assets	293,069,970	2,662,751,562	144,389,318	307,393,043

LIABILITIES:
Payable for investment securities purchased	550,000	–	204,969	–
Payable for fund shares redeemed	215,710	9,675,370	59,589	793,516
Payable upon receipt of securities loaned	7,758,092	451,468	884,000	13,383,835
Variation margin payable on futures contracts	18,745	–	–	30,076
Payable for unified fees	66,082	588,146	–	226,706
Payable for investment management fees	–	–	103,320	–
Payable for distribution and shareholder service fees	7,462	118,233	39,473	65,988
Payable to custodian due to bank overdraft	–	–	–	1,961,430
Payable to trustees under the deferred
compensation plan (Note 6)	10,923	156,314	16,567	20,595
Payable for trustee fees	–	–	382	–
Other accrued expenses and liabilities	–	–	195,955	–
Written options, at fair value^	17,263	–	–	–
Total liabilities	8,644,277	10,989,531	1,504,255	16,482,146
NET ASSETS	$284,425,693	$2,651,762,031	$142,885,063	$290,910,897

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$306,961,092	$348,411,338	$144,062,941	$235,086,022
Total distributable earnings (loss)	(22,535,399)	2,303,350,693	(1,177,878)	55,824,875
NET ASSETS	$284,425,693	$2,651,762,031	$142,885,063	$290,910,897

+ Including securities loaned at value	$7,596,292	$435,841	$863,094	$13,021,684
* Cost of investments in securities	$256,653,988	$1,482,374,642	$135,133,191	$267,323,869
† Cost of short-term investments	$31,719,752	$38,409,468	$1,777,450	$23,645,656
^ Premiums received on written options	$49,628	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Limited Maturity Bond	Voya U.S. Stock	VY® CBRE Real	VY® JPMorgan Small Cap Core
	Portfolio	Index Portfolio	Estate Portfolio	Equity Portfolio
Class ADV
Net assets	$10,095,747	$95,877,662	$29,591,785	$97,229,871
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,074,211	4,891,766	1,159,890	7,713,909
Net asset value and redemption price per share	$9.40	$19.60	$25.51	$12.60

Class I
Net assets	$263,276,102	$2,319,524,597	$2,281,272	$101,298,038
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,450,495	110,127,755	82,266	6,821,759
Net asset value and redemption price per share	$9.59	$21.06	$27.73	$14.85

Class R6
Net assets	n/a	n/a	n/a	$27,038,653
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,823,446
Net asset value and redemption price per share	n/a	n/a	n/a	$14.83

Class S
Net assets	$11,053,844	$38,502,143	$105,387,132	$63,785,336
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,144,332	1,861,595	3,791,990	4,442,571
Net asset value and redemption price per share	$9.66	$20.68	$27.79	$14.36

Class S2
Net assets	n/a	$197,857,629	$5,624,874	$1,558,999
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	9,839,204	203,778	111,306
Net asset value and redemption price per share	n/a	$20.11	$27.60	$14.01

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,381,943	$388,805	$12,277,669	$10,554,624
Dividends from affiliated underlying funds	4,093,146	—	—	—
Interest, net of foreign taxes withheld*	10,185,464	20,586,522	6,485	2,302
Securities lending income, net	10,993	73,132	2,532	2,223
Other	3,348	2,147	15,118	3,692
Total investment income	19,674,894	21,050,606	12,301,804	10,562,841

EXPENSES:
Investment management fees	2,618,862	—	15,813,205	3,954,760
Unified fees	—	1,550,986	—	—
Distribution and shareholder service fees:
Class ADV	271,261	336,894	2,428,251	263,398
Class S	284,060	62,287	744,471	31,584
Class S2	6,546	6,158	175,457	738
Transfer agent fees:
Class ADV	26,013	—	211,239	48,364
Class I	181,856	—	816,774	394,001
Class R6	—	—	9	67
Class S	59,604	—	154,244	14,005
Class S2	852	—	22,772	204
Shareholder reporting expense	38,766	—	82,031	36,614
Professional fees	40,793	—	183,774	44,718
Proxy and solicitation costs (Note 6)	—	—	—	164,000
Custody and accounting expense	133,289	—	185,885	40,150
Shareholder notification costs (Note 6)	58,600	—	—	—
Trustee fees and expenses	14,871	25,068	16,361	13,233
Miscellaneous expense	77,700	—	234,984	40,906
Interest expense	3,685	—	—	1,490
Total expenses	3,816,758	1,981,393	21,069,457	5,048,232
Waived and reimbursed fees	(443,054)	(47,484)	(1,335,147)	(909,972)
Net expenses	3,373,704	1,933,909	19,734,310	4,138,260
Net investment income (loss)	16,301,190	19,116,697	(7,432,506)	6,424,581
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	35,723,569	2,662,445	398,261,933	54,693,738
Sale of affiliated underlying funds	997,862	—	—	—
Forward foreign currency contracts	(715,717)	—	—	—
Foreign currency related transactions	(88,193)	—	—	(3,073)
Futures	2,950,867	—	—	—
Swaps	674,023	277,343	—	—
Written options	765,021	—	—	—
Net realized gain	40,307,432	2,939,788	398,261,933	54,690,665
Net change in unrealized appreciation (depreciation) on:
Investments	(766,710)	4,013,660	(20,996,529)	4,865,854
Affiliated underlying funds	336,938	—	—	—
Forward foreign currency contracts	(1,065,519)	—	—	—
Foreign currency related transactions	15,657	—	488	4,428
Futures	(150,736)	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025 (continued)

	Voya Balanced	Voya High Yield	Voya Large Cap	Voya Large Cap
	Income Portfolio	Portfolio	Growth Portfolio	Value Portfolio
Swaps	92,487	—	—	—
Written options	110,477	—	—	—
Net change in unrealized appreciation (depreciation)	(1,427,406)	4,013,660	(20,996,041)	4,870,282
Net realized and unrealized gain	38,880,026	6,953,448	377,265,892	59,560,947
Increase in net assets resulting from operations	$55,181,216	$26,070,145	$369,833,386	$65,985,528
* Foreign taxes withheld	$153,820	$—	$100,792	$16,775

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Limited Maturity Bond	Voya U.S. Stock	VY® CBRE Real	VY® JPMorgan Small Cap Core
	Portfolio	Index Portfolio	Estate Portfolio	Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$213,250	$46,924,042	$4,542,313	$3,751,457
Interest	12,904,388	173,051	59	17,677
Securities lending income, net	15,056	7,900	2,704	67,570
Other	1,881	25,748	1,072	2,341
Total investment income	13,134,575	47,130,741	4,546,148	3,839,045

EXPENSES:
Investment management fees	—	—	1,298,403	—
Unified fees	744,719	9,401,783	—	2,805,475
Distribution and shareholder service fees:
Class ADV	61,373	498,274	190,800	593,898
Class S	37,157	108,917	281,865	176,632
Class S2	—	765,369	23,414	6,830
Transfer agent fees:
Class ADV	—	—	46,376	—
Class I	—	—	3,427	—
Class S	—	—	164,254	—
Class S2	—	—	8,534	—
Shareholder reporting expense	—	—	25,065	—
Professional fees	—	—	17,011	—
Proxy and solicitation costs (Note 6)	—	—	77,000	—
Custody and accounting expense	—	—	17,011	—
Shareholder notification costs (Note 6)	—	—	64,200	—
Trustee fees and expenses	21,459	280,978	3,821	30,337
Miscellaneous expense	—	—	14,369	—
Interest expense	267	4,661	294	808
Total expenses	864,975	11,059,982	2,235,844	3,613,980
Waived and reimbursed fees	—	(4,357)	(507,652)	—
Brokerage commission recapture	—	—	(1,894)	(28,283)
Net expenses	864,975	11,055,625	1,726,298	3,585,697
Net investment income	12,269,600	36,075,116	2,819,850	253,348
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	866,695	1,171,383,746	(4,551,221)	43,601,792
Futures	(106,735)	5,882,646	—	23,323
Written options	22,635	—	—	—
Net realized gain (loss)	782,595	1,177,266,392	(4,551,221)	43,625,115
Net change in unrealized appreciation (depreciation) on:
Investments	2,034,720	(620,058,208)	1,561,246	(32,124,646)
Foreign currency related transactions	—	—	51	—
Futures	(152,651)	(244,810)	—	155,744
Written options	32,365	—	—	—
Net change in unrealized appreciation (depreciation)	1,914,434	(620,303,018)	1,561,297	(31,968,902)
Net realized and unrealized gain (loss)	2,697,029	556,963,374	(2,989,924)	11,656,213
Increase (decrease) in net assets resulting from operations	$14,966,629	$593,038,490	$(170,074)	$11,909,561
* Foreign taxes withheld	$—	$11,103	$—	$5,645

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$16,301,190	$11,857,493	$19,116,697	$25,455,653
Net realized gain (loss)	40,307,432	6,611,055	2,939,788	(8,237,473)
Net change in unrealized appreciation (depreciation)	(1,427,406)	20,753,658	4,013,660	12,622,663
Increase in net assets resulting from operations	55,181,216	39,222,206	26,070,145	29,840,843

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(4,025,150)	(437,682)	(3,130,324)	(3,584,436)
Class I	(29,513,801)	(4,554,640)	(14,425,723)	(13,938,626)
Class S	(14,451,647)	(2,035,861)	(1,480,346)	(7,942,640)
Class S2	(201,530)	(27,184)	(88,810)	(81,429)
Return of capital:
Class ADV	—	—	(73,132)	—
Class I	—	—	(315,845)	—
Class S	—	—	(29,976)	—
Class S2	—	—	(2,038)	—
Total distributions	(48,192,128)	(7,055,367)	(19,546,194)	(25,547,131)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,119,832	7,931,067	44,266,506	106,740,301
Proceeds from shares issued in merger (Note 14)	—	313,900,290	—	—
Reinvestment of distributions	48,192,128	7,055,347	19,546,194	25,362,917
	62,311,960	328,886,704	63,812,700	132,103,218
Cost of shares redeemed	(221,617,721)	(64,054,294)	(70,740,287)	(219,998,822)
Net increase (decrease) in net assets resulting from capital share transactions	(159,305,761)	264,832,410	(6,927,587)	(87,895,604)
Net increase (decrease) in net assets	(152,316,673)	296,999,249	(403,636)	(83,601,892)

NET ASSETS:
Beginning of year or period	524,870,443	227,871,194	318,365,183	401,967,075
End of year or period	$372,553,770	$524,870,443	$317,961,547	$318,365,183

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income (loss)	$(7,432,506)	$(14,264,403)	$6,424,581	$8,611,633
Net realized gain	398,261,933	1,026,093,133	54,690,665	81,906,212
Net change in unrealized appreciation (depreciation)	(20,996,041)	(47,297,067)	4,870,282	511,994
Increase in net assets resulting from operations	369,833,386	964,531,663	65,985,528	91,029,839

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(54,714,894)	—	(7,740,176)	(3,147,056)
Class I	(163,683,367)	—	(58,167,854)	(26,183,574)
Class R6	(7,400,002)	—	(20,123,737)	(7,858,342)
Class S	(34,209,029)	—	(1,971,228)	(1,742,353)
Class S2	(5,247,520)	—	(25,066)	(16,420)
Total distributions	(265,254,812)	—	(88,028,061)	(38,947,745)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,406,032	81,274,562	22,706,245	47,304,154
Proceeds from shares issued in merger (Note 14)	1,340,756,000	—	—	—
Reinvestment of distributions	265,254,812	—	88,028,061	38,947,745
	1,669,416,844	81,274,562	110,734,306	86,251,899
Cost of shares redeemed	(397,542,603)	(2,804,567,561)	(146,789,855)	(94,589,424)
Net increase (decrease) in net assets resulting from capital share transactions	1,271,874,241	(2,723,292,999)	(36,055,549)	(8,337,525)
Net increase (decrease) in net assets	1,376,452,815	(1,758,761,336)	(58,098,082)	43,744,569

NET ASSETS:
Beginning of year or period	2,329,305,090	4,088,066,426	580,719,005	536,974,436
End of year or period	$3,705,757,905	$2,329,305,090	$522,620,923	$580,719,005

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited
	Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$12,269,600	$14,133,791	$36,075,116	$47,928,639
Net realized gain (loss)	782,595	(3,975,283)	1,177,266,392	557,245,680
Net change in unrealized appreciation (depreciation)	1,914,434	5,272,423	(620,303,018)	348,502,520
Increase in net assets resulting from operations	14,966,629	15,430,931	593,038,490	953,676,839

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(398,674)	(460,481)	(11,482,175)	(8,431,480)
Class I	(11,133,715)	(12,455,204)	(448,764,232)	(347,586,480)
Class S	(630,507)	(2,520,284)	(5,139,429)	(22,399,357)
Class S2	—	—	(22,653,991)	(17,901,080)
Total distributions	(12,162,896)	(15,435,969)	(488,039,827)	(396,318,397)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	67,263,271	59,249,183	567,317,042	405,822,366
Reinvestment of distributions	12,038,915	15,414,924	488,039,827	396,318,397
	79,302,186	74,664,107	1,055,356,869	802,140,763
Cost of shares redeemed	(94,975,849)	(120,597,819)	(2,609,530,977)	(1,522,297,189)
Net decrease in net assets resulting from capital share transactions	(15,673,663)	(45,933,712)	(1,554,174,108)	(720,156,426)
Net decrease in net assets	(12,869,930)	(45,938,750)	(1,449,175,445)	(162,797,984)

NET ASSETS:
Beginning of year or period	297,295,623	343,234,373	4,100,937,476	4,263,735,460
End of year or period	$284,425,693	$297,295,623	$2,651,762,031	$4,100,937,476

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			VY® JPMorgan
	VY® CBRE Real Estate Portfolio		Small Cap Core Equity Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$2,819,850	$4,362,407	$253,348	$912,907
Net realized gain (loss)	(4,551,221)	5,286,238	43,625,115	50,314,070
Net change in unrealized appreciation (depreciation)	1,561,297	(2,171,974)	(31,968,902)	(5,619,123)
Increase (decrease) in net assets resulting from operations	(170,074)	7,476,671	11,909,561	45,607,854

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(813,980)	(844,777)	(14,302,859)	(53,504)
Class I	(69,527)	(80,434)	(14,063,060)	(1,076,249)
Class R6	—	—	(3,556,975)	(161,903)
Class S	(2,987,613)	(3,261,221)	(9,445,991)	(244,489)
Class S2	(149,023)	(162,004)	(238,869)	(1,142)
Total distributions	(4,020,143)	(4,348,436)	(41,607,754)	(1,537,287)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,167,868	6,804,194	15,417,327	25,496,384
Reinvestment of distributions	4,020,143	4,348,436	41,607,754	1,537,287
	9,188,011	11,152,630	57,025,081	27,033,671
Cost of shares redeemed	(28,962,499)	(35,641,312)	(163,312,763)	(81,733,652)
Net decrease in net assets resulting from capital share transactions	(19,774,488)	(24,488,682)	(106,287,682)	(54,699,981)
Net decrease in net assets	(23,964,705)	(21,360,447)	(135,985,875)	(10,629,414)

NET ASSETS:
Beginning of year or period	166,849,768	188,210,215	426,896,772	437,526,186
End of year or period	$142,885,063	$166,849,768	$290,910,897	$426,896,772

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Balanced Income Portfolio
Class ADV
12-31-25	9.56	0.29•	0.76	1.05	0.41	0.49	—	0.90	—	9.71	11.27	1.28	1.19	1.19	2.97	44,888	117
12-31-24	8.58	0.26•	0.81	1.07	0.09	—	—	0.09	—	9.56	12.46	1.25	1.20	1.20	2.80	45,533	80
12-31-23	7.93	0.24•	0.62	0.86	0.21	—	—	0.21	—	8.58	11.02	1.24	1.20	1.20	2.95	46,186	142
12-31-22	10.39	0.19•	(1.67)	(1.48)	0.18	0.80	—	0.98	—	7.93	(14.30)	1.24	1.20	1.20	2.13	48,684	104
12-31-21	9.77	0.17•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
Class I
12-31-25	10.17	0.37•	0.81	1.18	0.51	0.49	—	1.00	—	10.35	11.96	0.68	0.59	0.59	3.58	318,823	117
12-31-24	9.13	0.34•	0.84	1.18	0.14	—	—	0.14	—	10.17	13.00	0.65	0.60	0.60	3.36	312,128	80
12-31-23	8.43	0.31•	0.66	0.97	0.27	—	—	0.27	—	9.13	11.68	0.64	0.60	0.60	3.56	6,009	142
12-31-22	10.99	0.26•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
Class S
12-31-25	10.12	0.33•	0.75	1.08	0.47	0.49	—	0.96	—	10.24	10.87	0.90	0.85	0.85	3.18	8,840	117
12-31-24	9.08	0.31•	0.85	1.16	0.12	—	—	0.12	—	10.12	12.79	0.90	0.85	0.85	3.14	164,601	80
12-31-23	8.38	0.29•	0.66	0.95	0.25	—	—	0.25	—	9.08	11.42	0.89	0.85	0.85	3.30	173,258	142
12-31-22	10.92	0.23•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
Class S2
12-31-25	10.10	0.31•	0.79	1.10	0.44	0.49	—	0.93	—	10.27	11.09	1.04	0.99	0.99	3.03	3	117
12-31-24	9.06	0.29•	0.85	1.14	0.10	—	—	0.10	—	10.10	12.66	1.05	1.00	1.00	3.01	2,609	80
12-31-23	8.36	0.27•	0.66	0.93	0.23	—	—	0.23	—	9.06	11.20	1.04	1.00	1.00	3.15	2,418	142
12-31-22	10.89	0.22•	(1.75)	(1.53)	0.20	0.80	—	1.00	—	8.36	(14.14)	1.04	1.00	1.00	2.32	2,698	104
12-31-21	10.22	0.20•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
Voya High Yield Portfolio
Class ADV
12-31-25	8.70	0.49•	0.19	0.68	0.49	—	0.01	0.50	—	8.88	8.03	1.10	1.08	1.08	5.57	55,207	147
12-31-24	8.65	0.53•	0.05	0.58	0.53	—	—	0.53	—	8.70	6.90	1.10	1.08	1.08	6.10	57,509	88
12-31-23	8.23	0.50•	0.43	0.93	0.51	—	—	0.51	—	8.65	11.63	1.09	1.08	1.08	5.91	61,268	47
12-31-22	9.94	0.46•	(1.72)	(1.26)	0.45	—	—	0.45	—	8.23	(12.83)	1.10	1.08	1.08	5.22	61,172	21
12-31-21	9.96	0.45•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
Class I
12-31-25	8.70	0.54•	0.20	0.74	0.54	—	0.01	0.55	—	8.89	8.80	0.50	0.48	0.48	6.17	238,586	147
12-31-24	8.66	0.58•	0.04	0.62	0.58	—	—	0.58	—	8.70	7.42	0.50	0.48	0.48	6.70	233,489	88
12-31-23	8.24	0.55•	0.43	0.98	0.56	—	—	0.56	—	8.66	12.28	0.49	0.48	0.48	6.51	165,274	47
12-31-22	9.95	0.51•	(1.72)	(1.21)	0.50	—	—	0.50	—	8.24	(12.28)	0.50	0.48	0.48	5.83	152,175	21
12-31-21	9.97	0.51•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
Class S
12-31-25	8.70	0.52•	0.19	0.71	0.52	—	0.01	0.53	—	8.88	8.41	0.75	0.73	0.73	5.93	22,628	147
12-31-24	8.65	0.56•	0.05	0.61	0.56	—	—	0.56	—	8.70	7.28	0.75	0.73	0.73	6.45	25,957	88
12-31-23	8.23	0.52•	0.44	0.96	0.54	—	—	0.54	—	8.65	12.01	0.74	0.73	0.73	6.26	174,158	47
12-31-22	9.94	0.49•	(1.72)	(1.23)	0.48	—	—	0.48	—	8.23	(12.52)	0.75	0.73	0.73	5.56	179,355	21
12-31-21	9.96	0.48•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63
Class S2
12-31-25	8.71	0.51•	0.19	0.70	0.51	—	0.01	0.52	—	8.89	8.25	0.90	0.88	0.88	5.76	1,541	147
12-31-24	8.66	0.55•	0.05	0.60	0.55	—	—	0.55	—	8.71	7.12	0.90	0.88	0.88	6.29	1,414	88
12-31-23	8.24	0.51•	0.43	0.94	0.52	—	—	0.52	—	8.66	11.83	0.89	0.88	0.88	6.10	1,267	47
12-31-22	9.95	0.48•	(1.72)	(1.24)	0.47	—	—	0.47	—	8.24	(12.63)	0.90	0.88	0.88	5.34	1,407	21
12-31-21	9.97	0.47•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Growth Portfolio
Class ADV
12-31-25	14.13	(0.36)•	2.25	1.89	—	2.09	—	2.09	—	13.93	14.64	1.31	1.25	1.25	(0.66)	698,772	53
12-31-24	10.54	(0.09)•	3.68	3.59	—	—	—	—	—	14.13	34.06	1.31	1.27	1.27	(0.73)	395,905	42
12-31-23	7.69	(0.05)•	2.90	2.85	—	—	—	—	—	10.54	37.06	1.31	1.27	1.27	(0.56)	1,497,865	57
12-31-22	19.43	(0.07)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
Class I
12-31-25	18.36	(0.15)•	2.78	2.63	—	2.09	—	2.09	—	18.90	15.33	0.73	0.67	0.67	(0.20)	2,558,374	53
12-31-24	13.62	(0.01)•	4.75	4.74	—	—	—	—	—	18.36	34.80	0.71	0.67	0.67	(0.09)	1,518,131	42
12-31-23	9.88	0.01•	3.73	3.74	—	—	—	—	—	13.62	37.86	0.71	0.67	0.67	0.05	1,260,097	57
12-31-22	22.48	0.00*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
Class R6
12-31-25	18.39	(0.12)•	2.75	2.63	—	2.09	—	2.09	—	18.93	15.30	0.68	0.67	0.67	(0.12)	72,918	53
12-31-24	13.64	(0.01)•	4.76	4.75	—	—	—	—	—	18.39	34.82	0.68	0.67	0.67	(0.09)	67,229	42
12-31-23	9.90	0.01•	3.73	3.74	—	—	—	—	—	13.64	37.78	0.67	0.67	0.67	0.05	66,206	57
12-31-22	22.50	0.00*	(6.70)	(6.70)	—	5.90	—	5.90	—	9.90	(30.47)	0.68	0.67	0.67	0.02	53,900	47
12-31-21	22.91	(0.02)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
Class S
12-31-25	16.91	(0.34)•	2.71	2.37	—	2.09	—	2.09	—	17.19	15.09	0.98	0.92	0.92	(0.41)	325,185	53
12-31-24	12.57	(0.06)•	4.40	4.34	—	—	—	—	—	16.91	34.53	0.96	0.92	0.92	(0.38)	304,779	42
12-31-23	9.15	(0.02)•	3.44	3.42	—	—	—	—	—	12.57	37.38	0.96	0.92	0.92	(0.21)	1,219,524	57
12-31-22	21.47	(0.03)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
Class S2
12-31-25	16.43	(0.36)•	2.61	2.25	—	2.09	—	2.09	—	16.59	14.79	1.13	1.07	1.07	(0.45)	50,509	53
12-31-24	12.23	(0.07)•	4.27	4.20	—	—	—	—	—	16.43	34.34	1.11	1.07	1.07	(0.50)	43,261	42
12-31-23	8.91	(0.04)•	3.36	3.32	—	—	—	—	—	12.23	37.26	1.11	1.07	1.07	(0.36)	44,374	57
12-31-22	21.16	(0.05)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
Voya Large Cap Value Portfolio
Class ADV
12-31-25	5.74	0.04•	0.59	0.63	0.05	1.01	—	1.06	—	5.31	12.09	1.52	1.33	1.33	0.67	43,859	114
12-31-24	5.30	0.05•	0.81	0.86	0.10	0.32	—	0.42	—	5.74	16.39	1.47	1.28	1.28	0.93	43,980	101
12-31-23	4.83	0.06•	0.57	0.63	0.09	0.07	—	0.16	—	5.30	13.03	1.48	1.24	1.24	1.18	44,283	82
12-31-22	13.67	0.08•	(1.13)	(1.05)	0.06	7.73	—	7.79	—	4.83	(3.88)	1.50	1.24	1.24	1.02	46,054	74
12-31-21	11.16	0.08•	2.83	2.91	0.22	0.18	—	0.40	—	13.67	26.24	1.42	1.24	1.24	0.66	52,418	82
Class I
12-31-25	6.35	0.08•	0.66	0.74	0.08	1.01	—	1.09	—	6.00	12.74	0.92	0.73	0.73	1.27	359,108	114
12-31-24	5.80	0.10•	0.88	0.98	0.11	0.32	—	0.43	—	6.35	17.06	0.87	0.68	0.68	1.53	399,147	101
12-31-23	5.23	0.10•	0.62	0.72	0.08	0.07	—	0.15	—	5.80	13.73	0.88	0.64	0.64	1.78	375,498	82
12-31-22	14.04	0.13•	(1.13)	(1.00)	0.08	7.73	—	7.81	—	5.23	(3.21)	0.90	0.64	0.64	1.62	357,384	74
12-31-21	11.45	0.17•	2.90	3.07	0.30	0.18	—	0.48	—	14.04	26.99	0.82	0.64	0.64	1.26	386,934	82
Class R6
12-31-25	6.30	0.08•	0.66	0.74	0.08	1.01	—	1.09	—	5.95	12.86	0.81	0.73	0.73	1.27	108,545	114
12-31-24	5.76	0.10•	0.87	0.97	0.11	0.32	—	0.43	—	6.30	16.99	0.76	0.68	0.68	1.53	112,519	101
12-31-23	5.21	0.10•	0.62	0.72	0.10	0.07	—	0.17	—	5.76	13.80	0.77	0.64	0.64	1.77	92,856	82
12-31-22	14.03	0.12•	(1.12)	(1.00)	0.09	7.73	—	7.82	—	5.21	(3.26)	0.78	0.64	0.64	1.71	72,042	74
12-31-21	11.44	0.19•	2.88	3.07	0.30	0.18	—	0.48	—	14.03	27.02	0.76	0.64	0.64	1.41	12,976	82

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class S
12-31-25	5.95	0.06•	0.62	0.68	0.06	1.01	—	1.07	—	5.56	12.68	1.17	0.98	0.98	1.02	10,963	114
12-31-24	5.46	0.08•	0.83	0.91	0.10	0.32	—	0.42	—	5.95	16.89	1.12	0.93	0.93	1.28	24,820	101
12-31-23	4.96	0.08•	0.58	0.66	0.09	0.07	—	0.16	—	5.46	13.28	1.13	0.89	0.89	1.53	24,122	82
12-31-22	13.78	0.10•	(1.11)	(1.01)	0.08	7.73	—	7.81	—	4.96	(3.47)	1.15	0.89	0.89	1.36	25,128	74
12-31-21	11.25	0.13•	2.85	2.98	0.27	0.18	—	0.45	—	13.78	26.67	1.07	0.89	0.89	0.99	30,661	82
Class S2
12-31-25	5.97	0.05•	0.62	0.67	0.05	1.01	—	1.06	—	5.58	12.43	1.32	1.13	1.13	0.89	146	114
12-31-24	5.48	0.07•	0.84	0.91	0.10	0.32	—	0.42	—	5.97	16.73	1.27	1.08	1.08	1.13	252	101
12-31-23	4.97	0.07•	0.59	0.66	0.08	0.07	—	0.15	—	5.48	13.24	1.28	1.04	1.04	1.38	215	164
12-31-22	13.80	0.09•	(1.12)	(1.03)	0.07	7.73	—	7.80	—	4.97	(3.69)	1.28	1.04	1.04	1.23	189	74
12-31-21	11.27	0.11•	2.85	2.96	0.25	0.18	—	0.43	—	13.80	26.43	1.22	1.04	1.04	0.87	196	82
Voya Limited Maturity Bond Portfolio
Class ADV
12-31-25	9.30	0.37•	0.09	0.46	0.36	—	—	0.36	—	9.40	5.08	0.88	0.88	0.88	3.94	10,096	196
12-31-24	9.29	0.36•	0.05	0.41	0.40	—	—	0.40	—	9.30	4.52	0.88	0.88	0.88	3.91	10,033	298
12-31-23	9.23	0.31•	0.07	0.38	0.32	—	—	0.32	—	9.29	4.17	0.88	0.88	0.88	3.38	11,268	281
12-31-22	9.87	0.14•	(0.66)	(0.52)	0.12	—	—	0.12	—	9.23	(5.26)	0.88	0.88	0.88	1.53	13,671	306
12-31-21	10.03	0.05•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
Class I
12-31-25	9.49	0.43•	0.10	0.53	0.43	—	—	0.43	—	9.59	5.69	0.28	0.28	0.28	4.53	263,276	196
12-31-24	9.48	0.43•	0.05	0.48	0.47	—	—	0.47	—	9.49	5.14	0.28	0.28	0.28	4.51	235,923	298
12-31-23	9.42	0.38•	0.06	0.44	0.38	—	—	0.38	—	9.48	4.79	0.28	0.28	0.28	3.99	273,180	281
12-31-22	10.07	0.21•	(0.68)	(0.47)	0.18	—	—	0.18	—	9.42	(4.66)	0.28	0.28	0.28	2.16	301,980	306
12-31-21	10.23	0.11•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
Class S
12-31-25	9.56	0.41•	0.10	0.51	0.41	—	—	0.41	—	9.66	5.42	0.53	0.53	0.53	4.30	11,054	196
12-31-24	9.55	0.41•	0.05	0.46	0.45	—	—	0.45	—	9.56	4.88	0.53	0.53	0.53	4.26	51,340	298
12-31-23	9.49	0.36•	0.06	0.42	0.36	—	—	0.36	—	9.55	4.52	0.53	0.53	0.53	3.75	58,787	281
12-31-22	10.15	0.18•	(0.68)	(0.50)	0.16	—	—	0.16	—	9.49	(4.94)	0.53	0.53	0.53	1.87	57,412	306
12-31-21	10.31	0.08•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253
Voya U.S. Stock Index Portfolio
Class ADV
12-31-25	19.04	0.09•	2.91	3.00	0.21	2.23	—	2.44	—	19.60	16.91	0.80	0.80	0.80	0.49	95,878	7
12-31-24	16.82	0.11•	3.87	3.98	0.16	1.60	—	1.76	—	19.04	24.06	0.80	0.80	0.80	0.61	93,832	2
12-31-23	15.01	0.14•	3.54	3.68	0.17	1.70	—	1.87	—	16.82	25.25	0.80	0.80	0.80	0.89	83,268	6
12-31-22	20.92	0.14•	(4.09)	(3.95)	0.14	1.82	—	1.96	—	15.01	(18.78)	0.80	0.80	0.80	0.82	73,855	8
12-31-21	18.21	0.12•	4.72	4.84	0.11	2.02	—	2.13	—	20.92	27.66	0.80	0.80	0.80	0.61	99,373	3
Class I
12-31-25	20.27	0.21•	3.12	3.33	0.31	2.23	—	2.54	—	21.06	17.53	0.27	0.27	0.27	1.04	2,319,525	7
12-31-24	17.80	0.22•	4.10	4.32	0.25	1.60	—	1.85	—	20.27	24.68	0.27	0.27	0.27	1.14	3,761,609	2
12-31-23	15.78	0.24•	3.74	3.98	0.26	1.70	—	1.96	—	17.80	25.93	0.27	0.27	0.27	1.42	3,746,966	6
12-31-22	21.87	0.24•	(4.28)	(4.04)	0.23	1.82	—	2.05	—	15.78	(18.35)	0.27	0.27	0.27	1.35	3,602,730	8
12-31-21	18.94	0.23•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.27	0.27	0.27	1.14	4,525,779	3
Class S
12-31-25	19.95	0.16•	3.05	3.21	0.25	2.23	—	2.48	—	20.68	17.23	0.52	0.51	0.51	0.78	38,502	7
12-31-24	17.54	0.17•	4.04	4.21	0.20	1.60	—	1.80	—	19.95	24.43	0.52	0.51	0.51	0.91	49,386	2
12-31-23	15.57	0.20•	3.67	3.87	0.20	1.70	—	1.90	—	17.54	25.56	0.52	0.51	0.51	1.18	260,411	6
12-31-22	21.60	0.20•	(4.22)	(4.02)	0.19	1.82	—	2.01	—	15.57	(18.50)	0.52	0.51	0.51	1.11	224,160	8

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S (continued)
12-31-21	18.74	0.18•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.52	0.51	0.51	0.90	303,248	3
Class S2
12-31-25	19.47	0.12•	2.98	3.10	0.23	2.23	—	2.46	—	20.11	17.08	0.67	0.67	0.67	0.62	197,858	7
12-31-24	17.17	0.14•	3.94	4.08	0.18	1.60	—	1.78	—	19.47	24.18	0.67	0.67	0.67	0.74	196,110	2
12-31-23	15.31	0.17•	3.61	3.78	0.22	1.70	—	1.92	—	17.17	25.38	0.67	0.67	0.67	1.02	173,092	6
12-31-22	21.28	0.17•	(4.16)	(3.99)	0.16	1.82	—	1.98	—	15.31	(18.63)	0.67	0.67	0.67	0.95	142,580	8
12-31-21	18.49	0.15•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3
VY® CBRE Real Estate Portfolio
Class ADV
12-31-25	26.27	0.41•	(0.51)	(0.10)	0.66	—	—	0.66	—	25.51	(0.31)	1.74	1.41	1.40	1.57	29,592	97
12-31-24	25.88	0.57•	0.44	1.01	0.62	—	—	0.62	—	26.27	3.95	1.61	1.33	1.33	2.19	34,072	82
12-31-23	24.94	0.51•	2.79	3.30	0.59	1.77	—	2.36	—	25.88	13.62	1.63	1.28	1.28	2.07	38,058	73
12-31-22	43.39	0.46•	(11.98)	(11.52)	0.46	6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
Class I
12-31-25	28.51	0.61•	(0.54)	0.07	0.85	—	—	0.85	—	27.73	0.30	1.14	0.81	0.80	2.18	2,281	97
12-31-24	28.05	0.79•	0.48	1.27	0.81	—	—	0.81	—	28.51	4.58	1.01	0.73	0.73	2.78	2,504	82
12-31-23	26.92	0.56•	3.18	3.74	0.84	1.77	—	2.61	—	28.05	14.31	1.03	0.68	0.68	2.07	3,281	73
12-31-22	46.19	0.72•	(12.81)	(12.09)	0.71	6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62
12-31-21	30.88	0.62•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
Class S
12-31-25	28.56	0.54•	(0.55)	(0.01)	0.76	—	—	0.76	—	27.79	0.03	1.39	1.06	1.05	1.92	105,387	97
12-31-24	28.08	0.72•	0.47	1.19	0.71	—	—	0.71	—	28.56	4.30	1.26	0.98	0.98	2.54	124,125	82
12-31-23	26.88	0.64•	3.03	3.67	0.70	1.77	—	2.47	—	28.08	14.04	1.28	0.93	0.93	2.41	139,768	73
12-31-22	46.11	0.62•	(12.77)	(12.15)	0.61	6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
Class S2
12-31-25	28.36	0.49•	(0.53)	(0.04)	0.72	—	—	0.72	—	27.60	(0.10)	1.54	1.21	1.20	1.77	5,625	97
12-31-24	27.89	0.67•	0.47	1.14	0.67	—	—	0.67	—	28.36	4.14	1.41	1.13	1.13	2.38	6,150	82
12-31-23	26.70	0.59•	3.01	3.60	0.64	1.77	—	2.41	—	27.89	13.86	1.43	1.08	1.08	2.24	7,103	73
12-31-22	45.78	0.54•	(12.65)	(12.11)	0.50	6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	7,597	62
12-31-21	30.64	0.46•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
12-31-25	14.31	(0.04)•	0.38	0.34	0.00*	2.05	—	2.05	—	12.60	3.21	1.49	1.49	1.48	(0.27)	97,230	81
12-31-24	12.97	(0.03)•	1.38	1.35	0.01	—	—	0.01	—	14.31	10.38	1.48	1.48	1.47	(0.20)	106,939	55
12-31-23	12.47	(0.01)•	1.46	1.45	—	0.95	—	0.95	—	12.97	11.88	1.48	1.48	1.46	(0.07)	109,167	46
12-31-22	19.30	(0.03)•	(3.59)	(3.62)	—	3.21	—	3.21	—	12.47	(18.08)	1.47	1.47	1.47	(0.18)	105,703	46
12-31-21	17.26	(0.08)•	3.14	3.06	—	1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
Class I
12-31-25	16.49	0.05•	0.46	0.51	0.10	2.05	—	2.15	—	14.85	3.86	0.89	0.89	0.88	0.30	101,298	81
12-31-24	14.92	0.06•	1.59	1.65	0.08	—	—	0.08	—	16.49	11.09	0.88	0.88	0.87	0.41	209,997	55
12-31-23	14.19	0.07•	1.66	1.73	0.05	0.95	—	1.00	—	14.92	12.46	0.88	0.88	0.86	0.52	203,320	46
12-31-22	21.28	0.07•	(3.95)	(3.88)	—	3.21	—	3.21	—	14.19	(17.57)	0.87	0.87	0.87	0.43	229,935	46
12-31-21	18.89	0.04•	3.45	3.49	0.08	1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
Class R6
12-31-25	16.47	0.05•	0.46	0.51	0.10	2.05	—	2.15	—	14.83	3.87	0.89	0.89	0.88	0.32	27,039	81
12-31-24	14.90	0.06•	1.59	1.65	0.08	—	—	0.08	—	16.47	11.11	0.88	0.88	0.87	0.40	30,642	55

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio (continued)
Class R6 (continued)
12-31-23	14.17	0.08•	1.65	1.73	0.05	0.95	—	1.00	—	14.90	12.48	0.88	0.88	0.86	0.53	32,760	46
12-31-22	21.25	0.05•	(3.92)	(3.87)	—	3.21	—	3.21	—	14.17	(17.55)	0.87	0.87	0.87	0.30	31,036	46
12-31-21	18.87	0.03•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
Class S
12-31-25	16.00	0.01•	0.45	0.46	0.05	2.05	—	2.10	—	14.36	3.65	1.14	1.14	1.13	0.07	63,785	81
12-31-24	14.49	0.02•	1.53	1.55	0.04	—	—	0.04	—	16.00	10.74	1.13	1.13	1.12	0.15	77,527	55
12-31-23	13.80	0.04•	1.62	1.66	0.02	0.95	—	0.97	—	14.49	12.26	1.13	1.13	1.11	0.28	86,418	46
12-31-22	20.85	0.03•	(3.87)	(3.84)	—	3.21	—	3.21	—	13.80	(17.76)	1.12	1.12	1.12	0.16	86,656	46
12-31-21	18.55	(0.02)•	3.38	3.36	0.04	1.02	—	1.06	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
Class S2
12-31-25	15.64	(0.01)•	0.44	0.43	0.01	2.05	—	2.06	—	14.01	3.49	1.29	1.29	1.28	(0.07)	1,559	81
12-31-24	14.15	(0.00)*•	1.50	1.50	0.01	—	—	0.01	—	15.64	10.60	1.28	1.28	1.27	(0.03)	1,791	55
12-31-23	13.51	0.02•	1.57	1.59	—	0.95	—	0.95	—	14.15	12.00	1.28	1.28	1.26	0.13	5,862	46
12-31-22	20.52	0.00*	(3.80)	(3.80)	—	3.21	—	3.21	—	13.51	(17.86)	1.27	1.27	1.27	0.01	6,076	46
12-31-21	18.27	(0.05)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
●	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® CBRE Real Estate Portfolio (“CBRE Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). All of the Portfolios are diversified except for Large Cap Growth and CBRE Real Estate, which are non-diversified Portfolios of the Trust. Prior to November 1, 2025, CBRE Real Estate was a diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2025, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $60 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of December 31, 2025. As of December 31, 2025, Balanced Income received $20,000 in cash collateral from certain counterparties.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2025, Balanced Income and Limited Maturity Bond had a liability position of $680,214 and $17,263, respectively on open forward foreign currency contracts and written options. If a contingent feature

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

would have been triggered as of December 31, 2025, the Portfolios could have been required to pay these amounts in cash to its counterparties. As of December 31, 2025, Balanced Income pledged $670,000 in cash collateral for its open OTC derivatives. There was no cash collateral pledged by any other Portfolio at December 31, 2025.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the year ended December 31, 2025, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $4,364,355 and $12,839,169, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at December 31, 2025.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin)

in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the year ended December 31, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at December 31, 2025.

	Purchased	Sold
Balanced Income	$192,579,486	$45,579,973
Limited Maturity Bond	127,515,066	29,857,364
U.S. Stock Index	78,860,813	—
JPMorgan Small Cap Core Equity	3,557,155	—

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at December 31, 2025.

K. Securities Lending. Each Portfolio may loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2025, Balanced Income had purchased and written foreign currency options with a notional value of $983,000 and $4,977,000, respectively, to gain exposure to foreign currencies and to generate income. There were no open purchased and written foreign currency options at December 31, 2025.

During the year ended December 31, 2025, Balanced Income had purchased and written interest rate swaptions with an average notional value of $7,736,927 and $11,942,626, respectively, to gain exposure to interest rates and to generate income. There were no open purchased and written interest rate swaptions at December 31, 2025.

During the year ended December 31, 2025, Balanced Income had purchased and written forward premium swaptions with an average notional value of $27,133,714 and $52,529,574, respectively, to manage duration and yield curve exposures. There were no open purchased and written forward premium swaptions at December 31, 2025.

During the year ended December 31, 2025, Balanced Income had purchased written credit default swaptions with an average notional value of $5,972,000 and $11,168,353 to generate income. There were no open written credit default swaptions at December 31, 2025.

During the year ended December 31, 2025, Limited Maturity Bond had written credit default swaptions to generate income. The Portfolio had an average notional values of $21,547,498 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at December 31, 2025.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2025, Balanced Income and High Yield bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced Income and High Yield used CDX swaps to hedge the credit risk

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and to gain additional exposure associated with various sectors within the credit market.

For the year ended December 31, 2025, Balanced Income had an average notional amount of $9,500,000 on credit default swaps to buy protection. There were no open credit default swaps to buy protection for any Portfolio at December 31, 2025.

For the year ended December 31, 2025, Balanced Income and High Yield had average notional amount of $26,330,500 and $12,500,000, respectively, on credit default swaps to sell protection. There were no open credit default swaps to sell protection for any Portfolio at December 31, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2025, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on long interest rate swaps was $3,011,895.

For the year ended December 31, 2025, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $15,793,211.

Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. There were no open centrally cleared interest rate swaps at December 31, 2025.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2025, Balanced Income had an average notional amount of $13,880,000 on receiver total return swaps. There were no open receiver total return swaps at December 31, 2025.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2025, Balanced Income had an average notional amount of $9,459,333 and $5,182,750 on receiver and payer foreign currency volatility swaps, respectively. There were no open receiver and payer foreign currency volatility swaps at December 31, 2025.

Cross-Currency Swaps. Certain Portfolios may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no open cross-currency swaps for any Portfolio at December 31, 2025.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Balanced Income	$476,829,916	$640,689,667
High Yield	439,883,183	452,988,010
Large Cap Growth	391,896,030	494,404,067
Large Cap Value	612,714,308	729,460,151
Limited Maturity Bond	120,689,122	122,801,295
U.S. Stock Index	268,313,695	2,246,052,640
CBRE Real Estate	148,399,322	167,875,559
JPMorgan Small Cap Core Equity	252,950,781	399,601,266

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced Income	$31,563,627	$45,898,182
Limited Maturity Bond	358,259,081	397,583,838

NOTE 4 — INVESTMENT MANAGEMENT FEES

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $4 billion;
0.62% on the next $1.5 billion;
0.60% on the next $3 billion; and
0.59% thereafter
Large Cap Value	0.75% on the first $500 million;
0.70% on the next $1.5 billion; and
0.65% on the amount in excess of $2 billion
CBRE Real Estate	0.85% on the first $200 million;
0.80% on the next $550 million; and
0.75% on the amount in excess of $750 million

Prior to November 21, 2025, the management fee for Large Cap Growth was 0.65% on the first $5.5 billion of assets; 0.62% on the next $1.5 billion of assets; 0.60% on the next $3 billion of assets; and 0.59% thereafter.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Balanced Income in an amount equal to any advisory fee that Voya receives as a result of any investment by Balanced Income into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
High Yield	0.490% on the first $1 billion;
0.480% on the next $1 billion;
0.470% on the amount in excess of $2 billion
Limited Maturity	0.350% on the first $200 million;
Bond	0.300% on the next $300 million;
0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small	0.900% on the first $200 million;
Cap Core Equity	0.850% on the next $300 million;
0.800% on the next $250 million;
0.750% on the amount in excess of $750 million

The Investment Adviser is contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
CBRE Real Estate	CBRE Investment Management Listed Real Assets LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%. Effective November 21, 2025, Large Cap Growth pays a distribution fee of 0.25%. Prior to November 21, 2025, Large Cap Growth paid a distribution fee of 0.35%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Large Cap Growth	9.23%
	JPMorgan Small Cap Core Equity	5.60
	U.S. Stock Index	5.05

Voya Institutional Trust Company	Balanced Income	12.72
	High Yield	18.15
	Large Cap Growth	25.12
	Large Cap Value	10.05
	U.S. Stock Index	9.85
	CBRE Real Estate	21.82
	JPMorgan Small Cap Core Equity	45.41

Voya Retirement Insurance and Annuity Company	Balanced Income	72.34
	High Yield	45.72
	Large Cap Growth	62.82
	Large Cap Value	69.07
	U.S. Stock Index	21.39
	CBRE Real Estate	37.65
	JPMorgan Small Cap Core Equity	43.92
Voya Solution 2035 Portfolio	U.S. Stock Index	5.72
Voya Solution 2045 Portfolio	U.S. Stock Index	6.10

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced Income	$268,274
Large Cap Growth	1,204,695
Large Cap Value	456,332
CBRE Real Estate	222,432

During the year ended December 31, 2025, Balanced Income incurred $58,600 of information statement costs associated with an Investment Strategy Change. The Investment Adviser reimbursed Balanced Income for these costs.

During the year end December 31, 2025, Large Cap Value incurred $164,000 of proxy and solicitation costs associated with obtaining shareholder approval relating to its proposed merger with and into Voya Large Cap Value Fund, which is not included in this report.

During the year end December 31, 2025, CBRE Real Estate incurred $77,000 of proxy and solicitation costs associated with a diversification status change and $64,200 of information statement costs associated with a sub-adviser change. The Investment Adviser reimbursed CBRE Real Estate for the costs associated with the sub- adviser change.

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2025, Balanced Income engaged in such transactions amounting to $93,549,535 of in-kind sales, resulting in a net realized loss of $3,587,844.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced Income	1.17%	0.57%	N/A	0.82%	0.97%
Large Cap Growth	1.17%	0.67%	0.67%	0.92%	1.07%
Large Cap Value	1.29%	0.69%	0.69%	0.94%	1.09%
CBRE Real Estate	1.35%	0.75%	N/A	1.00%	1.15%

Prior to November 21, 2025 the expense limit for Large Cap Growth Class ADV was 1.27%. For Large Cap Growth, any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

Prior to December 2, 2025, the expense limits for Balanced Income for Class ADV, Class I, Class S and Class S2 were 1.20%, 0.60%, 0.85% and 1.00%, respectively. Effective December 2, 2025, any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	December 31,
	2026	2027	2028	Total
Large Cap Value	$—	$278,366	$464,135	$742,501
CBRE Real Estate	249,444	221,590	288,248	759,282

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, until May 1 2026 and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Large Cap Value
Class ADV	$—	$32,207	$47,287	$79,494
Class I	—	288,732	385,007	673,739
Class R6	—	48	67	115
Class S	—	18,162	13,286	31,448

	December 31,
	2026	2027	2028	Total
Class S2	—	177	189	366
CBRE Real Estate
Class ADV	$55,077	$46,581	$45,972	$147,630
Class I	6,174	3,662	3,427	13,263
Class S	200,356	170,263	161,471	532,090
Class S2	10,283	8,588	8,534	27,405

The Expense Limitation Agreements are contractual through May 1, 2026, except Large Cap Growth and Balanced Income which are through May 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2025 as follows:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — LINE OF CREDIT (continued)

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Balanced Income	6	$4,203,000	5.26%
Large Cap Value	3	3,355,333	5.33
Limited Maturity Bond	2	902,500	5.33
U.S. Stock Index	3	10,494,000	5.33
CBRE Real Estate	2	991,500	5.33
JPMorgan Small Cap Core Equity	2	2,839,500	5.12

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Balanced Income
Class ADV
12/31/2025	65,888	—	419,771	(625,948)	—	(140,289)	643,252	—	4,025,150	(6,114,416)	—	(1,446,014)
12/31/2024	86,935	—	46,499	(750,040)	—	(616,606)	778,757	—	437,682	(6,885,469)	—	(5,669,030)
Class I
12/31/2025	915,376	—	2,886,846	(3,686,902)	—	115,320	9,469,521	—	29,513,801	(38,370,049)	—	613,273
12/31/2024	174,862	31,440,264	458,168	(2,050,346)	—	30,022,948	1,757,641	312,092,858	4,554,623	(20,643,240)	—	297,761,882
Class S
12/31/2025	380,251	—	1,418,795	(17,208,385)	—	(15,409,339)	3,945,660	—	14,451,647	(174,262,062)	—	(155,864,755)
12/31/2024	397,761	183,305	205,299	(3,597,504)	—	(2,811,139)	3,964,224	1,807,432	2,035,858	(34,980,355)	—	(27,172,841)
Class S2
12/31/2025	5,866	—	19,803	(283,744)	—	(258,075)	61,399	—	201,530	(2,871,194)	—	(2,608,265)
12/31/2024	151,722	—	2,740	(162,808)	—	(8,346)	1,430,445	—	27,184	(1,545,230)	—	(87,601)
High Yield
Class ADV
12/31/2025	394,584	—	364,763	(1,153,847)	—	(394,500)	3,459,274	—	3,203,456	(10,093,868)	—	(3,431,138)
12/31/2024	396,015	—	414,136	(1,282,586)	—	(472,435)	3,420,209	—	3,584,436	(11,085,691)	—	(4,081,046)
Class I
12/31/2025	3,101,028	—	1,676,878	(4,753,550)	—	24,356	27,247,891	—	14,741,568	(41,736,268)	—	253,191
12/31/2024	10,792,610	—	1,607,427	(4,670,478)	—	7,729,559	92,222,682	—	13,938,626	(40,453,642)	—	65,707,666
Class S
12/31/2025	1,501,084	—	172,010	(2,108,827)	—	(435,733)	13,231,540	—	1,510,322	(18,584,745)	—	(3,842,883)
12/31/2024	1,255,212	—	900,615	(19,308,104)	—	(17,152,277)	10,846,304	—	7,758,426	(168,267,715)	—	(149,662,985)
Class S2
12/31/2025	37,435	—	10,331	(36,898)	—	10,868	327,801	—	90,848	(325,406)	—	93,243
12/31/2024	28,847	—	9,393	(22,127)	—	16,113	251,106	—	81,429	(191,774)	—	140,761
Large Cap Growth
Class ADV
12/31/2025	1,307,720	22,345,063	4,257,968	(5,755,636)	—	22,155,115	17,819,114	301,037,701	54,714,894	(78,658,135)	—	294,913,574
12/31/2024	1,037,020	—	—	(115,141,536)	—	(114,104,516)	12,912,571	—	—	(1,396,933,076)	—	(1,384,020,505)
Class I
12/31/2025	1,164,579	53,160,619	9,412,500	(11,040,804)	—	52,696,894	20,904,547	971,394,040	163,683,367	(200,657,000)	—	955,324,954
12/31/2024	2,522,430	—	—	(12,381,609)	—	(9,859,179)	39,780,031	—	—	(197,916,633)	—	(158,136,602)
Class R6
12/31/2025	447,212	—	424,556	(676,224)	—	195,544	8,213,778	—	7,400,002	(12,078,039)	—	3,535,741
12/31/2024	558,955	—	—	(1,757,718)	—	(1,198,763)	9,054,661	—	—	(30,021,050)	—	(20,966,389)
Class S
12/31/2025	731,915	3,826,616	2,159,661	(5,817,407)	—	900,785	12,087,127	63,607,636	34,209,029	(98,130,304)	—	11,773,488
12/31/2024	981,545	—	—	(79,944,131)	—	(78,962,586)	14,394,538	—	—	(1,160,380,469)	—	(1,145,985,931)
Class S2
12/31/2025	274,837	293,812	342,975	(501,664)	—	409,960	4,381,466	4,716,623	5,247,520	(8,019,125)	—	6,326,484

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large Cap Growth (continued)
Class S2
12/31/2024	357,928	—	—	(1,352,437)	—	(994,509)	5,132,761	—	—	(19,316,333)	—	(14,183,572)
Large Cap Value
Class ADV
12/31/2025	199,113	—	1,534,220	(1,146,246)	—	587,087	1,101,910	—	7,740,176	(6,285,851)	—	2,556,235
12/31/2024	203,550	—	561,671	(1,454,797)	—	(689,576)	1,166,113	—	3,147,056	(8,294,816)	—	(3,981,647)
Class I
12/31/2025	321,692	—	10,174,623	(13,572,114)	—	(3,075,799)	2,032,812	—	58,167,854	(87,016,488)	—	(26,815,822)
12/31/2024	398,625	—	4,232,211	(6,528,428)	—	(1,897,592)	2,507,144	—	26,183,574	(40,881,669)	—	(12,190,951)
Class R6
12/31/2025	2,861,999	—	3,553,027	(6,046,689)	—	368,337	17,862,419	—	20,123,737	(35,826,264)	—	2,159,892
12/31/2024	6,803,618	—	1,279,667	(6,344,366)	—	1,738,919	41,442,342	—	7,858,342	(40,039,322)	—	9,261,362
Class S
12/31/2025	287,552	—	373,355	(2,860,604)	—	(2,199,697)	1,703,928	—	1,971,228	(17,535,294)	—	(13,860,138)
12/31/2024	369,662	—	300,531	(912,489)	—	(242,296)	2,186,564	—	1,742,353	(5,372,661)	—	(1,443,744)
Class S2
12/31/2025	831	—	4,741	(21,597)	—	(16,025)	5,176	—	25,066	(125,958)	—	(95,716)
12/31/2024	337	—	2,822	(155)	—	3,004	1,991	—	16,420	(956)	—	17,455
Limited Maturity Bond
Class ADV
12/31/2025	133,442	—	42,562	(180,762)	—	(4,758)	1,247,232	—	398,658	(1,689,774)	—	(43,884)
12/31/2024	61,170	—	49,624	(244,439)	—	(133,645)	564,202	—	460,481	(2,266,721)	—	(1,242,038)
Class I
12/31/2025	6,859,183	—	1,163,769	(5,434,361)	—	2,588,591	65,564,319	—	11,125,283	(51,893,111)	—	24,796,491
12/31/2024	5,809,941	—	1,313,156	(11,071,532)	—	(3,948,435)	55,177,240	—	12,434,159	(104,823,878)	—	(37,212,479)
Class S
12/31/2025	46,995	—	53,508	(4,326,581)	—	(4,226,078)	451,720	—	514,974	(41,392,964)	—	(40,426,270)
12/31/2024	369,146	—	264,205	(1,416,722)	—	(783,371)	3,507,741	—	2,520,284	(13,507,220)	—	(7,479,195)
U.S. Stock Index
Class ADV
12/31/2025	441,416	—	632,384	(1,111,260)	—	(37,460)	8,406,676	—	11,482,175	(21,095,145)	—	(1,206,294)
12/31/2024	610,369	—	458,117	(1,088,916)	—	(20,430)	11,336,576	—	8,431,480	(20,114,186)	—	(346,131)
Class I
12/31/2025	26,805,498	—	22,994,931	(125,274,505)	—	(75,474,076)	544,776,494	—	448,764,232	(2,527,784,073)	—	(1,534,243,347)
12/31/2024	18,936,426	—	17,662,508	(61,518,946)	—	(24,920,012)	368,407,970	—	347,586,480	(1,207,094,664)	—	(491,100,213)
Class S
12/31/2025	197,391	—	268,076	(1,079,962)	—	(614,495)	3,904,107	—	5,139,429	(22,084,641)	—	(13,041,105)
12/31/2024	418,805	—	1,165,148	(13,951,231)	—	(12,367,278)	8,070,771	—	22,399,357	(258,651,452)	—	(228,181,324)
Class S2
12/31/2025	528,570	—	1,214,596	(1,977,414)	—	(234,248)	10,229,765	—	22,653,991	(38,567,118)	—	(5,683,362)
12/31/2024	968,155	—	949,758	(1,926,145)	—	(8,232)	18,007,049	—	17,901,080	(36,436,887)	—	(528,758)
CBRE Real Estate
Class ADV
12/31/2025	65,116	—	32,598	(235,006)	—	(137,292)	1,684,878	—	813,980	(6,051,846)	—	(3,552,988)
12/31/2024	72,011	—	32,781	(278,154)	—	(173,362)	1,877,743	—	844,777	(7,292,834)	—	(4,570,314)
Class I
12/31/2025	4,307	—	2,568	(12,424)	—	(5,549)	121,416	—	69,527	(347,522)	—	(156,579)
12/31/2024	22,242	—	2,883	(54,258)	—	(29,133)	611,657	—	80,434	(1,521,228)	—	(829,137)
Class S
12/31/2025	106,910	—	110,000	(771,661)	—	(554,751)	2,983,647	—	2,987,613	(21,665,079)	—	(15,693,819)
12/31/2024	133,001	—	116,597	(880,848)	—	(631,250)	3,768,112	—	3,261,221	(25,022,216)	—	(17,992,883)
Class S2
12/31/2025	13,642	—	5,521	(32,221)	—	(13,058)	377,927	—	149,023	(898,052)	—	(371,102)
12/31/2024	19,817	—	5,827	(63,499)	—	(37,855)	546,682	—	162,004	(1,805,034)	—	(1,096,348)
JPMorgan Small Cap Core Equity
Class ADV
12/31/2025	321,260	—	1,198,899	(1,278,807)	—	241,352	4,212,426	—	14,302,859	(16,737,758)	—	1,777,527
12/31/2024	355,521	—	3,794	(1,305,205)	—	(945,890)	4,828,521	—	53,504	(18,259,637)	—	(13,377,612)
Class I
12/31/2025	384,603	—	1,003,071	(7,300,681)	—	(5,913,007)	5,821,293	—	14,063,060	(120,376,450)	—	(100,492,097)
12/31/2024	828,108	—	66,435	(1,784,997)	—	(890,454)	13,216,703	—	1,076,249	(28,171,673)	—	(13,878,721)
Class R6
12/31/2025	172,885	—	254,070	(464,384)	—	(37,429)	2,624,907	—	3,556,975	(7,100,454)	—	(918,572)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
JPMorgan Small Cap Core Equity (continued)
Class R6
12/31/2024	210,363	—	10,006	(557,969)	—	(337,600)	3,364,514	—	161,903	(8,784,246)	—	(5,257,829)
Class S
12/31/2025	176,339	—	696,094	(1,274,103)	—	(401,670)	2,592,011	—	9,445,991	(18,643,333)	—	(6,605,331)
12/31/2024	245,178	—	15,533	(1,382,284)	—	(1,121,573)	3,798,082	—	244,489	(21,768,497)	—	(17,725,926)
Class S2
12/31/2025	11,209	—	18,028	(32,422)	—	(3,185)	166,690	—	238,869	(454,768)	—	(49,209)
12/31/2024	19,306	—	74	(319,101)	—	(299,721)	288,564	—	1,142	(4,749,599)	—	(4,459,893)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$26,533	$(26,533)	$—
BNP Paribas Financial Markets	9,141	(9,141)	—
BofA Securities Inc	171,406	(171,406)	—
Citigroup Global Markets Limited	697,144	(697,144)	—
JP Morgan Securities Plc.	99,339	(99,339)	—
Merrill Lynch International	31,110	(31,110)	—
Morgan Stanley & Co. LLC	348,118	(348,118)	—
State Street Bank and Trust Company	122,782	(122,782)	—
Wells Fargo Securities LLC	187,125	(187,125)	—
Total	$1,692,698	$(1,692,698)	$—

(1)	Cash collateral with a fair value of $1,877,733 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,475,975	$(1,475,975)	$—
Total	$1,475,975	$(1,475,975)	$—

(1)	Cash collateral with a fair value of $1,533,484 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Cantor Fitzgerald & Co	$135,520	$(135,520)	$—
Daiwa Capital Markets America Inc.	167,551	(167,551)	—
Deutsche Bank Securities Inc.	339,204	(339,204)	—
National Bank Financial Inc	192,733	(192,733)	—
Societe Generale	6,761,284	(6,761,284)	—
Total	$7,596,292	$(7,596,292)	$—

(1)	Cash collateral with a fair value of $7,758,092 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$247,012	$(247,012)	$—
BofA Securities Inc	188,829	(188,829)	—
Total	$435,841	$(435,841)	$—

(1)	Cash collateral with a fair value of $451,468 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

CBRE Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$292,799	$(292,799)	$—
Mizuho Securities USA LLC.	570,295	(570,295)	—
Total	$863,094	$(863,094)	$—

(1)	Cash collateral with a fair value of $884,000 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$363,500	$(363,500)	$—

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$160,817	$(160,817)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,176,684	(1,176,684)	—
BNP Paribas Securities Corp.	409,231	(409,231)	—
BofA Securities Inc	4,608,053	(4,608,053)	—
Citigroup Global Markets Inc.	28,889	(28,889)	—
Deutsche Bank Securities Inc.	204,618	(204,618)	—
Goldman Sachs International	14,609	(14,609)	—
Goldman, Sachs & Co. LLC	23,006	(23,006)	—
HSBC Bank PLC	1,026,966	(1,026,966)	—
Jefferies LLC	219,951	(219,951)	—
Morgan Stanley & Co. LLC	273,203	(273,203)	—
National Financial Services LLC	856,591	(856,591)	—
Natixis Securities America LLC	42,394	(42,394)	—
Nomura Securities International, Inc.	1,054,919	(1,054,919)	—
Scotia Capital (USA) INC	1,330,248	(1,330,248)	—
SG Americas Securities, LLC	103,812	(103,812)	—
State Street Bank and Trust Company	59,331	(59,331)	—
TD Securities (USA) Inc.	115,826	(115,826)	—
UBS AG	95,607	(95,607)	—
Wells Fargo Bank NA	853,429	(853,429)	—
Total	$13,021,684	$(13,021,684)	$—

(1)	Cash collateral with a fair value of $13,383,835 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, net operating losses, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Balanced Income(1)	$(3,587,844)	$3,587,844
High Yield	76	(76)
Large Cap Growth(2)	(7,413,739)	7,413,739
U.S. Stock Index	13,478	(13,478)
JPMorgan Small Cap Core Equity	375	(375)

(1)	Amount relates to in-kind sales.

(2)	Amount relates to net operating loss.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended			Year Ended
	December 31, 2025			December 31, 2024
	Ordinary	Long-term	Return of	Ordinary	Long-term
	Income	Capital Gains	Capital	Income	Capital Gains
Balanced Income	$30,901,296	$17,290,832	$—	$7,055,367	$—
High Yield	19,125,203	—	420,991	25,547,131	—
Large Cap Growth	—	265,254,813	—	—	—
Large Cap Value	26,621,001	61,407,060	—	18,367,680	20,580,065
Limited Maturity Bond	12,162,895	—	—	15,435,969	—
U.S. Stock Index	42,405,000	445,634,827	—	53,035,579	343,282,818
CBRE Real Estate	4,020,143	—	—	4,348,436	—
JPMorgan Small Cap Core Equity	8,761,467	32,846,287	—	1,537,287	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced Income	$6,006,534	$4,335,075	$39,919,175	$—	—	$50,260,784
High Yield	—	—	3,345,084	(287,175)	Short-term	(79,295,402)
				(82,353,311)	Long-term
				$(82,640,486)
Large Cap Growth	—	388,663,311	1,026,692,970	—	—	1,415,356,281
Large Cap Value	2,297,009	52,796,128	53,986,301	—	—	109,079,438
Limited Maturity Bond	217,143	—	1,879,933	(2,854,057)	Short-term	(22,535,399)
				(21,778,418)	Long-term
				$(24,632,475)
U.S. Stock Index	11,115,883	1,163,738,452	1,128,496,358	—	—	2,303,350,693
CBRE Real Estate	2,818,985	—	3,656,017	(5,213,710)	Short-term	(1,177,878)
				(2,439,170)	Long-term
				$(7,652,880)
JPMorgan Small Cap Core Equity	4,729,088	39,936,118	11,159,669	—	—	55,824,875

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 14 — REORGANIZATIONS

On November 21, 2025, Large Cap Growth (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of VY® T. Rowe Price Growth Equity Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2025, are as follows (Unaudited):

Net investment loss	$(12,364,689)
Net realized and unrealized gain on investments	528,938,569
Net increase in net assets resulting from operations	$516,573,880

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since November 21, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Portfolio’s	Portfolio’s
Acquired	Acquiring	Capital Loss	Unrealized	Portfolios’
Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$1,340,756	$2,326,885	$—	$305,295	3.4085

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $3,667,640,581.

On July 14, 2024, Balanced Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Balanced Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 14 — REORGANIZATIONS (continued)

Net investment loss	$14,834,681
Net realized and unrealized gain on investments	73,359,527
Net increase in net assets resulting from operations	$88,194,208

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 14, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s	Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Unrealized	Portfolios’
Portfolio	Acquiring Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$313,900	$226,719	$—	$18,358	1.4257

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $540,618,962.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolios paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
High Yield
Class ADV	NII	$0.0390	January 30, 2026	Daily
Class I	NII	$0.0436	January 30, 2026	Daily
Class S	NII	$0.0416	January 30, 2026	Daily
Class S2	NII	$0.0405	January 30, 2026	Daily

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

Large Cap Value
Class ADV	NII	$0.0023	February 5, 2026	February 4, 2026
Class I	NII	$0.0066	February 5, 2026	February 4, 2026
Class R6	NII	$0.0066	February 5, 2026	February 4, 2026
Class S	NII	$0.0047	February 5, 2026	February 4, 2026
Class S2	NII	$0.0037	February 5, 2026	February 4, 2026
All Classes	STCG	$0.0209	February 5, 2026	February 4, 2026
All Classes	LTCG	$0.6128	February 5, 2026	February 4, 2026
Limited Maturity Bond
Class ADV	NII	$0.0297	January 30, 2026	Daily
Class I	NII	$0.0352	January 30, 2026	Daily
Class S	NII	$0.0334	January 30, 2026	Daily

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Reorganization: The Board approved a proposal, subject to shareholder approval, to reorganize Large Cap Value with and into Voya Large Cap Value Fund, which is not included in this report and is a series of Voya Equity Trust, and shareholder approval was obtained. Following the reorganization on close of business February 6, 2026, shareholders of Large Cap Value hold shares of Voya Large Cap Value Fund.

Reorganization: On November 13, 2025, the Board approved a proposal to reorganize VY® CBRE Global Real Estate Portfolio (the “Merging Portfolio”), which is not included in this report, with and into CBRE Real Estate Portfolio (renamed VY® Columbia Real Estate Portfolio on January 21, 2026) (the “Reorganization”). The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Portfolio at a shareholder meeting held on or about July 9, 2026. If the shareholder approval is obtained, the Reorganization will take place on or about close of business July 24, 2026.

Fund Changes: Effective January 21, 2026: (i) CBRE Investment Management Listed Real Assets, LLC (“CBRE”) was removed as a sub-adviser to the CBRE Real Estate Portfolio; (ii) Columbia Management Investment Advisers, LLC. was appointed as a sub-adviser; (iii) the Portfolio's name was changed to “VY® Columbia Real Estate Portfolio”; and (iv) changes were made to the management fee schedule, expense limitation agreement, and sub-advisory fee schedule.

Fund Conversion: On January 22, 2026, the Board approved changes to the structure of Balanced Income (the “Conversion”). Following the Conversion, Balanced Income will be offered directly to the public, the eligibility to invest in Balanced Income will be revised, the Portfolio's name will become "Voya Balanced Income Fund", and Class ADV, Class S, and Class S2 will be renamed to Class R, Class R3, and Class A, respectively. It is expected that these changes will take effect on or about July 24, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 33.9%
	Communication Services: 3.6%
20,943	Alphabet, Inc. — Class A	$6,555,159	1.8
20,813	AT&T, Inc.	516,995	0.1
107	Comcast Corp. — Class A	3,198	0.0
5,616	Deutsche Telekom AG, Reg	182,807	0.1
3,162	Fox Corp. — Class A	231,047	0.1
77,000	HKT Trust & HKT Ltd. — Stapled Security	114,018	0.0
1,457	Iridium Communications, Inc.	25,323	0.0
34,266	Koninklijke KPN NV	160,115	0.0
2,437	Meta Platforms, Inc. — Class A	1,608,639	0.4
5,720	Millicom International Cellular SA	317,117	0.1
2,668	New York Times Co. — Class A	185,213	0.1
174,900	Nippon Telegraph & Telephone Corp.	176,560	0.0
12,205 (1)	Orange SA	203,659	0.1
1,800 (2)	Reddit, Inc. — Class A	413,766	0.1
3,612 (2)	ROBLOX Corp. — Class A	292,680	0.1
968 (3)	Scout24 SE	97,226	0.0
1,169 (2)	Spotify Technology SA	678,850	0.2
84 (1)	Swisscom AG, Reg	61,014	0.0
1,750 (2)	Take-Two Interactive Software, Inc.	448,053	0.1
9,673	Telenor ASA	140,688	0.0
37,232	Telstra Group Ltd.	120,802	0.0
1,970	T-Mobile US, Inc.	399,989	0.1
14,270	Verizon Communications, Inc.	581,217	0.2
16,700	Z Holdings Corp.	44,438	0.0
		13,558,573	3.6

	Consumer Discretionary: 2.7%
35,211	ADT, Inc.	284,153	0.1
6,714 (2)	Amazon.com, Inc.	1,549,725	0.4
159	Booking Holdings, Inc.	851,497	0.2
1,752	BorgWarner, Inc.	78,945	0.0
7,600 (1)	Bridgestone Corp.	170,995	0.1
13,000	Denso Corp.	179,557	0.1
2,007 (2)	DoorDash, Inc. — Class A	454,545	0.1
369	Expedia Group, Inc.	104,541	0.0
5,172	General Motors Co.	420,587	0.1
3,855	H&R Block, Inc.	168,001	0.1
400	Isuzu Motors Ltd.	6,243	0.0
2,202	La Francaise des Jeux SAEM	60,953	0.0
1,853	Las Vegas Sands Corp.	120,612	0.0
2,237	Lowe's Cos., Inc.	539,475	0.2
1,027	Mercedes-Benz Group AG	71,194	0.0
5,908 (2)	O'Reilly Automotive, Inc.	538,869	0.2
8,990	Pearson PLC	127,109	0.0
672	Ralph Lauren Corp.	237,626	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,999	Ross Stores, Inc.	$360,100	0.1
1,654	Royal Caribbean Cruises Ltd.	461,334	0.1
4,164	Starbucks Corp.	350,650	0.1
3,401 (2)	Tesla, Inc.	1,529,498	0.4
3,039	TJX Cos., Inc.	466,821	0.1
3,958	Travel + Leisure Co.	279,158	0.1
2,869	Williams-Sonoma, Inc.	512,375	0.1
		9,924,563	2.7

	Consumer Staples: 2.1%
7,714	Altria Group, Inc.	444,789	0.1
5,698	British American Tobacco PLC	323,022	0.1
1,609	Carrefour SA	26,847	0.0
14,349	Coca-Cola Co.	1,003,139	0.3
4,290	Colgate-Palmolive Co.	338,996	0.1
2,083	Danone SA	187,884	0.0
3,473 (2)	Dollar Tree, Inc.	427,214	0.1
81	Essity AB — Class B	2,329	0.0
1,510	Heineken Holding NV	110,572	0.0
4,532	Imperial Brands PLC	190,299	0.1
406	Ingredion, Inc.	44,766	0.0
5,700 (1)	Japan Tobacco, Inc.	204,871	0.1
1,300	Kao Corp.	51,885	0.0
1,441	Keurig Dr Pepper, Inc.	40,362	0.0
8,900 (1)	Kirin Holdings Co. Ltd.	133,224	0.0
4,894	Koninklijke Ahold Delhaize NV	200,687	0.1
8,456	Kraft Heinz Co.	205,058	0.1
3,696	Kroger Co.	230,926	0.1
1,590	Lancaster Colony Corp.	261,428	0.1
6,500	MatsukiyoCocokara & Co.	112,538	0.0
1,063	Nestle SA	105,512	0.0
9,927	Orkla ASA	110,545	0.0
4,176	PepsiCo, Inc.	599,340	0.2
4,224	Philip Morris International, Inc.	677,530	0.2
3,837	Procter & Gamble Co.	549,880	0.1
3,190	Reckitt Benckiser Group PLC	258,132	0.1
1,000	Smithfield Foods, Inc.	22,330	0.0
4,100 (1)	Suntory Beverage & Food Ltd.	123,302	0.0
482	Sysco Corp.	35,519	0.0
557	Tesco PLC	3,312	0.0
4,800	Tsuruha Holdings, Inc.	88,192	0.0
4,971	Tyson Foods, Inc. — Class A	291,400	0.1
3,400	Walmart, Inc.	378,794	0.1
69,000 (3)	WH Group Ltd.	76,867	0.0
		7,861,491	2.1

	Energy: 1.1%
5,911	Aker BP ASA	150,412	0.0
39,231	BP PLC	228,793	0.1
5,345	Chesapeake Energy Corp.	589,874	0.2
11,772 (1)	Eni SpA	223,151	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
3,322	EOG Resources, Inc.	$348,843	0.1
5,095	EQT Corp.	273,092	0.1
6,891	Equinor ASA	162,502	0.0
13,385	Kinder Morgan, Inc.	367,954	0.1
2,554	OMV AG	142,123	0.0
4,965	ONEOK, Inc.	364,928	0.1
3,963	Range Resources Corp.	139,736	0.0
3,162	Repsol SA	58,998	0.0
12,413	Shell PLC	457,445	0.1
777	TotalEnergies SE	50,659	0.0
1,863	Valero Energy Corp.	303,278	0.1
6,219	Williams Cos., Inc.	373,824	0.1
		4,235,612	1.1

	Financials: 6.0%
5,300 (3)	ABN AMRO Bank NV	185,176	0.1
2,462	Admiral Group PLC	105,319	0.0
3,040	Aegon Ltd.	23,640	0.0
2,146	Ageas SA	150,351	0.0
16,163	AIB Group PLC	172,788	0.1
1,133	Allianz SE	523,873	0.1
1,813	Allstate Corp.	377,376	0.1
3,566	American International Group, Inc.	305,071	0.1
597	Ameriprise Financial, Inc.	292,733	0.1
11,987	ANZ Group Holdings Ltd.	289,818	0.1
2,118	ASR Nederland NV	150,697	0.0
1,370	Assurant, Inc.	329,964	0.1
1,818 (1)	ASX Ltd.	62,253	0.0
20,034	Aviva PLC	184,210	0.1
3,853	AXA SA	184,871	0.1
2,840	Axis Capital Holdings Ltd.	304,136	0.1
5,750	Bank Hapoalim BM	130,048	0.0
5,709	Bank Leumi Le-Israel BM	125,813	0.0
8,392	Bank of Ireland Group PLC	160,499	0.0
3,667	Bank of New York Mellon Corp.	425,702	0.1
248 (1)	Banque Cantonale Vaudoise	31,352	0.0
1,713	Barclays PLC	10,965	0.0
10,132	Blue Owl Capital, Inc.	151,372	0.0
1,191	BNP Paribas SA	112,677	0.0
31,000	BOC Hong Kong Holdings Ltd.	157,325	0.0
20,317	CaixaBank SA	248,398	0.1
1,376	Cboe Global Markets, Inc.	345,376	0.1
5,629	Charles Schwab Corp.	562,393	0.2
673	Chubb Ltd.	210,057	0.1
3,711	Citigroup, Inc.	433,037	0.1
1,705	CME Group, Inc.	465,601	0.1
1,113	CNA Financial Corp.	53,135	0.0
5,074	Commerce Bancshares, Inc.	265,573	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
17,500	Concordia Financial Group Ltd.	$144,673	0.0
8,742	Credit Agricole SA	179,979	0.1
120	Cullen/Frost Bankers, Inc.	15,196	0.0
3,973	Danske Bank A/S	198,397	0.1
3,190	DBS Group Holdings Ltd.	139,737	0.0
6,788	DNB Bank ASA	189,119	0.1
3,982	Equitable Holdings, Inc.	189,742	0.1
777 (3)	Euronext NV	116,719	0.0
2,048	FinecoBank Banca Fineco SpA	53,063	0.0
1,810	First Hawaiian, Inc.	45,793	0.0
2,631	Gjensidige Forsikring ASA	78,636	0.0
2,203	Globe Life, Inc.	308,112	0.1
663	Goldman Sachs Group, Inc.	582,777	0.2
714	Hancock Whitney Corp.	45,468	0.0
68	Hannover Rueck SE	21,160	0.0
1,677	Hanover Insurance Group, Inc.	306,505	0.1
2,860	Hartford Financial Services Group, Inc.	394,108	0.1
554	Helvetia Holding AG	145,709	0.0
45,062	HSBC Holdings PLC	709,090	0.2
11,557	ING Groep NV	324,846	0.1
25,918	Insurance Australia Group Ltd.	137,553	0.0
784	Interactive Brokers Group, Inc. — Class A	50,419	0.0
50,422	Intesa Sanpaolo SpA	348,421	0.1
13,500	Japan Post Bank Co. Ltd.	190,041	0.1
1,605	JPMorgan Chase & Co.	517,163	0.1
1,293	KBC Group NV	168,395	0.0
3,106	Loews Corp.	327,093	0.1
7,393	M&G PLC	28,462	0.0
2,148	Marsh & McLennan Cos., Inc.	398,497	0.1
43,826	Medibank Pvt Ltd.	139,865	0.0
4,630	MetLife, Inc.	365,492	0.1
3,700	MS&AD Insurance Group Holdings, Inc.	86,865	0.0
572	MSCI, Inc.	328,174	0.1
1,488	National Australia Bank Ltd.	41,838	0.0
20,926	NatWest Group PLC	183,568	0.1
2,211	NN Group NV	170,567	0.0
12,215	Nordea Bank Abp -EUR	229,816	0.1
1,861	Northern Trust Corp.	254,194	0.1
2,037	OneMain Holdings, Inc.	137,599	0.0
900	ORIX Corp.	26,323	0.0
13,800	Oversea-Chinese Banking Corp. Ltd.	212,012	0.1
5,130	PayPal Holdings, Inc.	299,489	0.1
123	Pinnacle Financial Partners, Inc.	11,735	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,282	Popular, Inc.	$284,155	0.1
6,714 (1)(3)	Poste Italiane SpA	168,547	0.0
941	Primerica, Inc.	243,117	0.1
10,485	QBE Insurance Group Ltd.	138,816	0.0
24,515	Rithm Capital Corp.	267,213	0.1
15,650	Sampo Oyj — Class A	189,346	0.1
4,857	SLM Corp.	131,430	0.0
1,902	Swedbank AB — Class A	65,990	0.0
28	Swiss Life Holding AG	32,252	0.0
2,912	Synchrony Financial	242,948	0.1
240	Synovus Financial Corp.	12,012	0.0
565	Talanx AG	75,054	0.0
2,895	Tradeweb Markets, Inc. — Class A	311,328	0.1
7,278	Truist Financial Corp.	358,150	0.1
4,703	Tryg A/S	122,990	0.0
2,176	UniCredit SpA	180,231	0.1
3,908	Unum Group	302,870	0.1
8,571	US Bancorp	457,349	0.1
5,275	Visa, Inc. — Class A	1,849,995	0.5
2,019	W.R. Berkley Corp.	141,572	0.0
2,408	Zions Bancorp NA	140,964	0.0
255	Zurich Insurance Group AG	192,959	0.1
		22,283,297	6.0

	Health Care: 3.6%
1,428	AbbVie, Inc.	326,284	0.1
898	AmerisourceBergen Corp.	303,300	0.1
13,200	Astellas Pharma, Inc.	175,686	0.1
8,981	Bristol-Myers Squibb Co.	484,435	0.1
1,635	Cardinal Health, Inc.	335,992	0.1
1,370	Cigna Group	377,065	0.1
4,904	CVS Health Corp.	389,181	0.1
1,112	Danaher Corp.	254,559	0.1
7,250 (2)	Doximity, Inc. — Class A	321,030	0.1
1,116	Elevance Health, Inc.	391,214	0.1
1,741	Eli Lilly & Co.	1,871,018	0.5
4,755	Fisher & Paykel Healthcare Corp. Ltd.	103,312	0.0
923	Fresenius Medical Care AG & Co. KGaA	44,088	0.0
3,256	Fresenius SE & Co. KGaA	186,542	0.1
57	Galderma Group AG	11,607	0.0
4,069	Gilead Sciences, Inc.	499,429	0.1
4,537	GSK PLC	111,234	0.0
4,779	Hikma Pharmaceuticals PLC	99,627	0.0
756	Humana, Inc.	193,634	0.1
694 (2)	Intuitive Surgical, Inc.	393,054	0.1
5,724	Johnson & Johnson	1,184,582	0.3
1,032	McKesson Corp.	846,539	0.2
5,599	Medtronic PLC	537,840	0.1
7,223	Merck & Co., Inc.	760,293	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
906	Novartis AG, Reg	$124,843	0.0
21,839	Pfizer, Inc.	543,791	0.2
751	Regeneron Pharmaceuticals, Inc.	579,674	0.2
1,306	Roche Holding AG	539,339	0.1
2,293	Smith & Nephew PLC	38,135	0.0
7,573 (1)	Sonic Healthcare Ltd.	114,027	0.0
7,600	Takeda Pharmaceutical Co. Ltd.	236,096	0.1
1,678 (2)	Vertex Pharmaceuticals, Inc.	760,738	0.2
517	Viatris, Inc.	6,437	0.0
659 (2)	Waters Corp.	250,308	0.1
		13,394,933	3.6

	Industrials: 3.6%
1,271	ABB Ltd., Reg	93,695	0.0
1,100	AECOM	104,863	0.0
4,451 (3)	Aena SME SA	124,365	0.0
3,400 (1)	AGC, Inc.	112,757	0.0
1,768	AMERCO	82,636	0.0
1,922	AMETEK, Inc.	394,606	0.1
900	ANA Holdings, Inc.	17,093	0.0
118	Applied Industrial Technologies, Inc.	30,299	0.0
728 (2)	Axon Enterprise, Inc.	413,453	0.1
5,582	BAE Systems PLC	128,470	0.0
2,907	Brambles Ltd.	44,391	0.0
916	Broadridge Financial Solutions, Inc.	204,424	0.1
3,349	Bureau Veritas SA	106,541	0.0
4,900	Central Japan Railway Co.	135,730	0.0
1,514	Cintas Corp.	284,738	0.1
2,853	CNH Industrial NV	26,305	0.0
479	Comfort Systems USA, Inc.	447,046	0.1
3,721	Computershare Ltd.	84,331	0.0
567 (1)	Concentrix Corp.	23,576	0.0
586	Delta Air Lines, Inc.	40,668	0.0
4,600	East Japan Railway Co.	121,242	0.0
906	Eaton Corp. PLC	288,570	0.1
382	Eiffage SA	54,733	0.0
2,854	Emerson Electric Co.	378,783	0.1
2,552	Flowserve Corp.	177,058	0.1
4,508	Fortive Corp.	248,887	0.1
491	General Dynamics Corp.	165,300	0.1
6,735	Genpact Ltd.	315,063	0.1
4,384	Getlink SE	80,924	0.0
1,597	HEICO Corp.	516,773	0.2
464	Hexcel Corp.	34,290	0.0
2,195	Honeywell International, Inc.	428,223	0.1
2,699	Howmet Aerospace, Inc.	553,349	0.2
2,411	Ingersoll Rand, Inc.	190,999	0.1
702	ITT, Inc.	121,804	0.0
6,400 (1)	Japan Airlines Co. Ltd.	118,693	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,655	Johnson Controls International PLC	$557,436	0.2
1,785	Leidos Holdings, Inc.	322,014	0.1
1,100	Makita Corp.	33,340	0.0
7,300	Obayashi Corp.	152,774	0.1
367	Parker-Hannifin Corp.	322,578	0.1
1,575	Paycom Software, Inc.	250,992	0.1
665	Regal Rexnord Corp.	93,313	0.0
1,074	RELX PLC - GBP	43,268	0.0
893	Rockwell Automation, Inc.	347,439	0.1
3,230	Rollins, Inc.	193,865	0.1
8,672	Rolls-Royce Holdings PLC	134,118	0.0
355	Safran SA	123,652	0.0
4,300	Secom Co. Ltd.	152,797	0.1
1,285	SGS SA	147,399	0.1
3,733	Smiths Group PLC	118,075	0.0
3,636	SS&C Technologies Holdings, Inc.	317,859	0.1
6,000	Sumitomo Corp.	207,675	0.1
1,550	Textron, Inc.	135,113	0.0
11,600	Tokyo Metro Co. Ltd.	118,081	0.0
10,400	Tokyu Corp.	121,540	0.0
741	Trane Technologies PLC	288,397	0.1
12,517	Transurban Group	118,456	0.0
5,939 (2)	Uber Technologies, Inc.	485,276	0.1
3,598	UL Solutions, Inc. — Class A	283,738	0.1
2,161	Union Pacific Corp.	499,882	0.1
630	United Rentals, Inc.	509,872	0.1
3,034	Veralto Corp.	302,732	0.1
100	Vertiv Holdings Co. — Class A	16,201	0.0
745	Watts Water Technologies, Inc. — Class A	205,635	0.1
6,000	West Japan Railway Co.	119,551	0.0
		13,417,746	3.6

	Information Technology: 8.3%
1,036 (2)	Advanced Micro Devices, Inc.	221,870	0.1
17,390	Apple, Inc.	4,727,645	1.3
1,309	Applied Materials, Inc.	336,400	0.1
891 (2)	AppLovin Corp. — Class A	600,374	0.2
4,993	Avnet, Inc.	240,063	0.1
8,778	Broadcom, Inc.	3,038,066	0.8
10,965	Cisco Systems, Inc.	844,634	0.2
2,022 (2)	Cloudflare, Inc. — Class A	398,637	0.1
4,307	Cognizant Technology Solutions Corp. — Class A	357,481	0.1
974 (2)	Crowdstrike Holdings, Inc. — Class A	456,572	0.1
1,427	Intuit, Inc.	945,273	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
242	KLA Corp.	$294,049	0.1
5,516	Lam Research Corp.	944,229	0.2
1,249	Micron Technology, Inc.	356,477	0.1
12,755	Microsoft Corp.	6,168,573	1.6
2,766	NetApp, Inc.	296,211	0.1
40,293	NVIDIA Corp.	7,514,644	2.0
3,700	Obic Co. Ltd.	116,138	0.0
2,028 (2)	Onto Innovation, Inc.	320,140	0.1
300	Oracle Corp. Japan	25,215	0.0
3,805 (2)	Palantir Technologies, Inc. — Class A	676,339	0.2
3,170	Qualcomm, Inc.	542,229	0.1
3,888	Sage Group PLC	56,549	0.0
2,561	Salesforce, Inc.	678,435	0.2
2,650 (2)	Snowflake, Inc. — Class A	581,304	0.2
800	TIS, Inc.	26,876	0.0
1,083	VeriSign, Inc.	263,115	0.1
		31,027,538	8.3

	Materials: 0.9%
628	Air Liquide SA	118,035	0.0
1,714	AptarGroup, Inc.	209,039	0.1
18,100	Asahi Kasei Corp.	160,886	0.1
2,032	BHP Group Ltd. — Class DI	61,324	0.0
245	DSM-Firmenich AG	19,764	0.0
3,231	DuPont de Nemours, Inc.	129,886	0.0
1,362	Ecolab, Inc.	357,552	0.1
5,448	Element Solutions, Inc.	136,146	0.1
86	EMS-Chemie Holding AG	59,326	0.0
36 (1)	Givaudan SA, Reg	142,425	0.1
9,100	JFE Holdings, Inc.	116,015	0.0
25,300	Mitsubishi Chemical Group Corp.	148,097	0.1
71	NewMarket Corp.	48,796	0.0
2,939	Newmont Corp.	293,459	0.1
16,600	Nippon Steel Corp.	67,928	0.0
4,900	Nitto Denko Corp.	116,668	0.0
223 (1)	Rio Tinto Ltd.	21,755	0.0
1,331	Sherwin-Williams Co.	431,284	0.1
2,500	Shin-Etsu Chemical Co. Ltd.	77,653	0.0
1,815	Smurfit WestRock PLC	70,186	0.0
610	Sonoco Products Co.	26,620	0.0
1,378	Vulcan Materials Co.	393,033	0.1
		3,205,877	0.9

	Real Estate: 0.8%
568	Agree Realty Corp.	40,913	0.0
1,417	American Tower Corp.	248,783	0.1
10,842	Brixmor Property Group, Inc.	284,277	0.1
4,066	COPT Defense Properties	113,035	0.0
171	Covivio SA/France	11,351	0.0
7,000	Daito Trust Construction Co. Ltd.	133,294	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,800	Daiwa House Industry Co. Ltd.	$159,450	0.0
1,580	Digital Realty Trust, Inc.	244,442	0.1
383	EPR Properties	19,112	0.0
2,192	Klepierre SA	86,727	0.0
9,600	Link REIT	42,864	0.0
3,564	Millrose Properties, Inc.	106,457	0.0
6,314	National Retail Properties, Inc.	250,224	0.1
11 (1)	Nippon Building Fund, Inc.	10,026	0.0
4,481	Regency Centers Corp.	309,323	0.1
15,049	Sabra Health Care REIT, Inc.	285,028	0.1
42,572	Scentre Group	119,005	0.0
2,161	Simon Property Group, Inc.	400,023	0.1
649	Ventas, Inc.	50,220	0.0
1,522	Welltower, Inc.	282,498	0.1
		3,197,052	0.8

	Utilities: 1.2%
444	BKW AG	94,177	0.0
2,299	Black Hills Corp.	159,597	0.1
18,425	Centrica PLC	42,010	0.0
13,000	CK Infrastructure Holdings Ltd.	96,333	0.0
14,000	CLP Holdings Ltd.	125,229	0.0
8,967	Contact Energy Ltd.	47,703	0.0
3,852	Duke Energy Corp.	451,493	0.1
4,202	E.ON SE	79,564	0.0
5,424	Edison International	325,548	0.1
30,256	Enel SpA	314,581	0.1
8,670	Engie SA	227,755	0.1
2,423	Entergy Corp.	223,958	0.1
4,180	Eversource Energy	281,439	0.1
8,136	Exelon Corp.	354,648	0.1
3,139	Iberdrola SA	67,970	0.0
1,819	National Fuel Gas Co.	145,629	0.0
2,275	Naturgy Energy Group SA	69,270	0.0
7,604	NiSource, Inc.	317,543	0.1
800	Osaka Gas Co. Ltd.	27,798	0.0
13,836	PG&E Corp.	222,345	0.1
5,605	Portland General Electric Co.	268,984	0.1
21,000 (1)	Power Assets Holdings Ltd.	148,811	0.1
12,926	Terna - Rete Elettrica Nazionale	137,516	0.0
7,368	United Utilities Group PLC	118,377	0.0
		4,348,278	1.2
	Total Common Stock
	(Cost $86,140,208)	126,454,960	33.9
EXCHANGE-TRADED FUNDS: 63.8%
19,504	Invesco S&P 500 Equal Weight ETF	3,736,186	1.0

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: (continued)
253,677	iShares Core S&P Mid-Cap ETF	$16,742,682	4.5
4,858	iShares MSCI EAFE Value ETF	346,910	0.1
4,658	iShares Russell 1000 Value ETF	979,764	0.3
2,180,000 (4)	Voya Core Bond ETF	108,999,346	29.2
2,140,000 (4)	Voya Multi-Sector Income ETF	106,856,834	28.7
		237,661,722	63.8
	Total Exchange-Traded Funds
	(Cost $236,683,739)	237,661,722	63.8
MUTUAL FUNDS: 1.1%
	Affiliated Investment Companies: 1.1%
305,437	Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,921,810	1.1
	Total Mutual Funds
	(Cost $3,950,573)	3,921,810	1.1
PREFERRED STOCK: 0.0%
	Consumer Staples: 0.0%
2,049	Henkel AG & Co. KGaA	167,167	0.0
	Total Preferred Stock
	(Cost $156,205)	167,167	0.0
	Total Long-Term Investments
	(Cost $326,930,725)	368,205,659	98.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.5%
764,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $764,165, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $779,496, due 01/31/26-11/15/55)	764,000	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
113,733 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $113,757, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $116,008, due 04/30/26-11/15/34)	$113,733	0.0
1,000,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	1,000,000	0.3
	Total Repurchase Agreements
	(Cost $1,877,733)	1,877,733	0.5

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
584,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%	584,000	0.2
859,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.690%	859,000	0.2
	Total Mutual Funds
	(Cost $1,443,000)	1,443,000	0.4
	Total Short-Term Investments
	(Cost $3,320,733)	3,320,733	0.9
	Total Investments in Securities
	(Cost $330,251,458)	$371,526,392	99.7
	Assets in Excess of Other Liabilities	1,027,378	0.3
	Net Assets	$372,553,770	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)	Investment in affiliate.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$12,257,246	$1,301,327	$—	$13,558,573
Consumer Discretionary	9,308,512	616,051	—	9,924,563
Consumer Staples	5,752,201	2,109,290	—	7,861,491
Energy	2,761,529	1,474,083	—	4,235,612
Financials	13,842,185	8,441,112	—	22,283,297
Health Care	11,610,397	1,784,536	—	13,394,933
Industrials	10,869,535	2,548,211	—	13,417,746
Information Technology	30,802,760	224,778	—	31,027,538
Materials	2,096,001	1,109,876	—	3,205,877
Real Estate	2,634,335	562,717	—	3,197,052
Utilities	2,899,995	1,448,283	—	4,348,278
Total Common Stock	104,834,696	21,620,264	—	126,454,960
Exchange-Traded Funds	237,661,722	—	—	237,661,722
Mutual Funds	3,921,810	—	—	3,921,810
Preferred Stock	—	167,167	—	167,167
Short-Term Investments	1,443,000	1,877,733	—	3,320,733
Total Investments, at fair value	$347,861,228	$23,665,164	$—	$371,526,392
Other Financial Instruments+
Forward Foreign Currency Contracts	—	60	—	60
Futures	74,179	—	—	74,179
Total Assets	$347,935,407	$23,665,224	$—	$371,600,631
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(680,214)	$—	$(680,214)
Total Liabilities	$—	$(680,214)	$—	$(680,214)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Core Bond ETF	$—	$109,000,000	$—	$(654)	$108,999,346	$—	$—	$—
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	—	3,950,573	—	(28,763)	3,921,810	—	—	—
Voya Multi-Sector Income ETF	—	107,000,000	—	(143,166)	106,856,834	—	—	—
Voya VACS Series EMHCD Fund	10,095,521	591,288	(11,160,418)	473,609	—	617,474	242,881	—
Voya VACS Series HYB Fund	29,428,063	10,300,583	(39,546,518)	(182,128)	—	2,141,104	609,657	—

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya VACS Series SC Fund	$31,615,106	$1,307,316	$(33,140,462)	$218,040	$—	$1,334,568	$145,324	$—
	$71,138,690	$232,149,760	$(83,847,398)	$336,938	$219,777,990	$4,093,146	$997,862	$—

The financial statements for the above mutual fund[s] and ETFs can be found at www.sec.gov.

At December 31, 2025, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	40,564	USD	47,660	BNP Paribas	01/23/26	$60
USD	5,038,798	BRL	31,364,000	Goldman Sachs International	01/05/26	(680,210)
USD	464	PEN	1,572	Standard Chartered Bank	01/09/26	(4)
						$(680,154)

At December 31, 2025, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	32	03/20/26	$2,258,240	$74,179
			$2,258,240	$74,179

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$60
Equity contracts	Variation margin receivable on futures contracts*	74,179
Total Asset Derivatives		$74,239
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$680,214
Total Liability Derivatives		$680,214

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments	contracts	Futures	Swaps	options	Total
Credit contracts	$(31,125)	$—	$—	$(144,102)	$407,728	$232,501
Equity contracts	—	—	(208,468)	—	—	(208,468)
Foreign exchange contracts	(10,682)	(715,717)	—	74,198	231,342	(420,859)
Interest rate contracts	48,913	—	3,159,335	743,927	125,951	4,078,126
Total	$7,106	$(715,717)	$2,950,867	$674,023	$765,021	$3,681,300

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments	contracts	Futures	Swaps	options	Total
Equity contracts	$—	$—	$74,179	$—	$—	$74,179
Foreign exchange contracts	(1,700)	(1,065,519)	—	9,436	(26,195)	(1,083,978)
Interest rate contracts	(248,894)	—	(224,915)	83,051	136,672	(254,086)
Total	$(250,594)	$(1,065,519)	$(150,736)	$92,487	$110,477	$(1,263,885)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

		Goldman
		Sachs	Standard
	BNP Paribas	International	Chartered Bank	Total
Assets:
Forward foreign currency contracts	$60	$—	—	$60
Total Assets	$60	$—	—	$60
Liabilities:
Forward foreign currency contracts	$—	$680,210	4	$680,214
Total Liabilities	$—	$680,210	$4	$680,214
Net OTC derivative instruments by counterparty, at fair value	$60	$(680,210)	$(4)	$(680,154)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$670,000	—	$670,000
Net Exposure(1)(2)	$60	$(10,210)	$(4)	$(10,154)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At December 31, 2025, the Portfolio had pledged $670,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio had received $20,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral, if any, is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $330,998,084.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,869,119
Gross Unrealized Depreciation	(2,949,944)
Net Unrealized Appreciation	$39,919,175

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 94.3%
	Basic Materials: 4.9%
2,885,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$3,065,055	1.0
2,275,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	2,362,829	0.7
1,540,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	1,533,314	0.5
3,120,000 (1)	Chemours Co., 8.000%, 01/15/2033	3,023,772	0.9
3,035,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	3,173,961	1.0
2,350,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	2,410,479	0.8
		15,569,410	4.9
	Communications: 15.6%
1,685,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,513,437	0.5
3,110,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 09/01/2029	3,154,320	1.0
2,945,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	3,007,191	0.9
3,035,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	3,094,889	1.0
3,140,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	3,180,958	1.0
4,445,000 (1)	Frontier Communications Holdings LLC, 8.750%, 05/15/2030	4,646,294	1.5
4,475,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	4,633,599	1.4
2,205,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	2,289,944	0.7
1,550,000 (1)	Level 3 Financing, Inc., 8.500%, 01/15/2036	1,589,273	0.5
2,320,000 (1)	Nexstar Media, Inc., 5.625%, 07/15/2027	2,334,050	0.7
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	1,123,221	0.3
4,600,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,640,306	1.5
3,325,000 (1)	Snap, Inc., 6.875%, 03/01/2033	3,448,142	1.1
3,100,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	3,199,989	1.0
4,535,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	4,731,592	1.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
3,065,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	$3,160,041	1.0
		49,747,246	15.6
	Consumer, Cyclical: 15.6%
2,665,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	2,738,745	0.9
1,575,000 (1)	Acushnet Co., 5.625%, 12/01/2033	1,596,634	0.5
3,085,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	3,186,219	1.0
3,020,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	3,034,134	1.0
2,865,000 (1)	Amer Sports Co., 6.750%, 02/16/2031	3,001,216	0.9
2,315,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	2,359,306	0.7
1,495,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	1,513,999	0.5
4,070,000 (1)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	3,960,960	1.2
1,600,000 (1)	Carnival Corp., 5.750%, 08/01/2032	1,644,050	0.5
1,530,000 (1)	Churchill Downs, Inc., 6.750%, 05/01/2031	1,588,411	0.5
3,170,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	3,289,152	1.0
2,315,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	2,462,162	0.8
2,330,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	2,387,737	0.7
3,665,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	3,830,951	1.2
3,790,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	3,882,996	1.2
2,620,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	2,750,602	0.9
2,410,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,428,958	0.8
1,540,000 (1)	Station Casinos LLC, 6.625%, 03/15/2032	1,583,463	0.5
2,400,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	2,409,312	0.8
		49,649,007	15.6

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 14.1%
3,625,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	$3,728,086	1.2
2,940,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	3,078,339	1.0
3,700,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	3,839,390	1.2
2,310,000 (1)	EquipmentShare. com, Inc., 8.625%, 05/15/2032	2,442,876	0.8
2,985,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	3,137,987	1.0
2,425,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	2,525,344	0.8
3,595,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	3,814,202	1.2
3,000,000 (1)	Insulet Corp., 6.500%, 04/01/2033	3,138,651	1.0
2,345,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	2,359,060	0.7
3,755,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	3,875,753	1.2
3,800,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	3,841,724	1.2
2,680,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	2,768,673	0.9
3,125,000 (1)	Tenet Healthcare Corp., 6.000%, 11/15/2033	3,219,434	1.0
2,960,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	3,069,828	0.9
		44,839,347	14.1
	Energy: 7.2%
2,920,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	3,047,178	1.0
2,250,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	2,336,965	0.7
2,970,000 (1)	CNX Resources Corp., 7.375%, 01/15/2031	3,086,636	1.0
2,280,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,304,727	0.7
2,245,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	2,303,956	0.7
1,555,000 (1)	SM Energy Co., 7.000%, 08/01/2032	1,529,651	0.5
2,990,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	3,064,249	1.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,136,905 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	$3,205,876	1.0
1,905,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,952,168	0.6
		22,831,406	7.2
	Financial: 11.9%
2,260,000 (1)	Asurion LLC and Asurion Co-Issuer, Inc., 8.000%, 12/31/2032	2,346,166	0.7
6,070,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	6,124,731	1.9
4,440,000	Navient Corp., 7.875%, 06/15/2032	4,650,638	1.5
6,770,000	OneMain Finance Corp., 7.125%, 09/15/2032	7,041,954	2.2
4,420,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	4,583,001	1.4
2,980,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	3,113,065	1.0
750,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	798,512	0.3
2,975,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	3,050,895	1.0
2,980,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	3,110,730	1.0
2,865,000 (1)	Rocket Cos., Inc., 7.125%, 02/01/2032	3,015,323	0.9
		37,835,015	11.9
	Industrial: 18.1%
2,990,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	3,095,711	1.0
2,460,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	2,597,216	0.8
3,060,000 (1)	Axon Enterprise, Inc., 6.250%, 03/15/2033	3,196,146	1.0
4,530,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	4,793,809	1.5
3,250,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	3,369,861	1.1
2,925,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	3,052,224	1.0
4,425,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	4,722,156	1.5
2,275,000 (1)	GFL Environmental, Inc., 6.750%, 01/15/2031	2,389,710	0.7

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,720,000 (1)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2030	$3,694,091	1.2
2,285,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,335,332	0.7
1,600,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	1,666,456	0.5
2,985,000 (1)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	3,119,269	1.0
2,230,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	2,362,654	0.7
3,120,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	3,203,638	1.0
3,755,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	3,913,909	1.2
2,980,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	3,074,811	1.0
3,000,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	3,134,127	1.0
3,595,000 (1)	XPO, Inc., 7.125%, 06/01/2031	3,763,102	1.2
		57,484,222	18.1
	Technology: 4.4%
2,290,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	2,372,277	0.7
2,395,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,427,926	0.8
3,480,000 (1)	McAfee Corp., 7.375%, 02/15/2030	3,038,536	1.0
3,580,000 (1)	Seagate Data Storage Technology Pte Ltd., 8.500%, 07/15/2031	3,808,805	1.2
2,240,000 (1)	UKG, Inc., 6.875%, 02/01/2031	2,304,496	0.7
		13,952,040	4.4
	Utilities: 2.5%
3,740,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	3,844,552	1.2
3,800,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	3,931,915	1.3
		7,776,467	2.5
	Total Corporate Bonds/ Notes
	(Cost $295,648,506)	299,684,160	94.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
499,200 (1)	Lehman Brothers Holdings, Inc. SD, 8.160%, 05/30/2009	$1,386	0.0
	Total Convertible Bonds/Notes
	(Cost $451,666)	1,386	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: —%
1,476 (1)(2)	Perseus Holding Corp.	—	—

	Energy: 0.0%
2 (3)	Amplify Energy Corp.	9	0.0
424,441 (2)	Ascent Resources -Utica LLC - Class A	5,093	0.0
		5,102	0.0

	Health Care: 0.0%
88 (3)	Option Care Health, Inc.	2,804	0.0
	Total Common Stock
	(Cost $11,833)	7,906	0.0
OTHER: —%
	Energy: —%
2,000 (2)(4)(5)	Green Field Energy Services, Inc.	—	—
	Total Other
	(Cost $–)	—	—
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(2)	Perseus Holding Corp.	—	—
	Total Preferred Stock
	(Cost $–)	—	—
	Total Long-Term Investments
	(Cost $296,112,005)	299,693,452	94.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 4.2%
	Mutual Funds: 4.2%
13,341,968 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $13,341,968)	$13,341,968	4.2

	Total Short-Term Investments
	(Cost $13,341,968)	$13,341,968	4.2
	Total Investments in Securities
	(Cost $309,453,973)	$313,035,420	98.5
	Assets in Excess of Other Liabilities	4,926,127	1.5
	Net Assets	$317,961,547	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	9	—	5,093	5,102
Health Care	2,804	—	—	2,804
Total Common Stock	2,813	—	5,093	7,906
Corporate Bonds/Notes	—	299,684,160	—	299,684,160
Convertible Bonds/Notes	—	1,386	—	1,386
Preferred Stock	—	—	—	—
Other	—	—	—	—
Short-Term Investments	13,341,968	—	—	13,341,968
Total Investments, at fair value	$13,344,781	$299,685,546	$5,093	$313,035,420

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2025, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc.	8/25/2019	$—	$—
		$—	$—

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Swaps
Credit contracts	$277,343
Total	$277,343

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $309,690,336.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,330,033
Gross Unrealized Depreciation	(984,949)
Net Unrealized Appreciation	$3,345,084

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.0%
	Common Stock: 0.1%
5,269 (1)(2)	Epic Games, Inc.	$2,724,811	0.1
7,871 (1)(2)	Magic Leap, Inc. -Class A	—	—
		2,724,811	0.1
	Communication Services: 12.9%
914,613	Alphabet, Inc. - Class A	286,273,869	7.7
98,990	Meta Platforms, Inc. - Class A	65,342,309	1.8
125,984 (3)	Reddit, Inc. - Class A	28,959,942	0.8
233,431 (3)	ROBLOX Corp. - Class A	18,914,914	0.5
82,304 (3)	Spotify Technology SA	47,794,756	1.3
122,826 (3)	Take-Two Interactive Software, Inc.	31,447,141	0.8
		478,732,931	12.9
	Consumer Discretionary: 12.2%
489,688 (3)	Amazon.com, Inc.	113,029,784	3.0
7,123	Booking Holdings, Inc.	38,146,015	1.0
139,857 (3)	DoorDash, Inc. - Class A	31,674,813	0.9
157,492	Lowe's Cos., Inc.	37,980,771	1.0
355,889 (3)	O'Reilly Automotive, Inc.	32,460,636	0.9
115,334	Royal Caribbean Cruises Ltd.	32,168,959	0.9
268,377	Starbucks Corp.	22,600,027	0.6
238,987 (3)	Tesla, Inc.	107,477,234	2.9
200,957	Williams-Sonoma, Inc.	35,888,911	1.0
		451,427,150	12.2
	Consumer Staples: 2.5%
474,076	Coca-Cola Co.	33,142,653	0.9
245,134 (3)	Dollar Tree, Inc.	30,153,933	0.8
252,777	Walmart, Inc.	28,161,886	0.8
		91,458,472	2.5
	Energy: 0.5%
156,358	Chesapeake Energy Corp.	17,255,669	0.5

	Financials: 4.9%
712,184 (4)	Blue Owl Capital, Inc.	10,640,029	0.3
46,591	Goldman Sachs Group, Inc.	40,953,489	1.1
371,180	Visa, Inc. - Class A	130,176,538	3.5
		181,770,056	4.9
	Health Care: 8.9%
81,651	Danaher Corp.	18,691,547	0.5
508,197 (3)	Doximity, Inc. - Class A	22,502,963	0.6
122,629	Eli Lilly & Co.	131,786,934	3.5
48,572 (3)	Intuitive Surgical, Inc.	27,509,238	0.7
45,171	McKesson Corp.	37,053,320	1.0
32,155	Regeneron Pharmaceuticals, Inc.	24,819,480	0.7
112,823 (3)	Vertex Pharmaceuticals, Inc.	51,149,435	1.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
45,793 (3)	Waters Corp.	$17,393,555	0.5
		330,906,472	8.9
	Industrials: 6.2%
49,251 (3)	Axon Enterprise, Inc.	27,971,121	0.8
33,870	Comfort Systems USA, Inc.	31,610,532	0.9
111,750	HEICO Corp.	36,161,183	1.0
188,818	Howmet Aerospace, Inc.	38,711,466	1.0
227,957	Johnson Controls International PLC	27,297,851	0.7
410,440 (3)	Uber Technologies, Inc.	33,537,052	0.9
41,553	United Rentals, Inc.	33,629,674	0.9
		228,918,879	6.2
	Information Technology: 48.8%
73,086 (3)	Advanced Micro Devices, Inc.	15,652,098	0.4
1,222,607	Apple, Inc.	332,377,939	9.0
62,515 (3)	AppLovin Corp. - Class A	42,123,857	1.1
560,102	Broadcom, Inc.	193,851,302	5.2
141,035 (3)	Cloudflare, Inc. - Class A	27,805,050	0.8
62,893 (3)	Crowdstrike Holdings, Inc. - Class A	29,481,723	0.8
72,138	Intuit, Inc.	47,785,654	1.3
257,562	Lam Research Corp.	44,089,463	1.2
95,468	Micron Technology, Inc.	27,247,522	0.7
857,452	Microsoft Corp.	414,680,936	11.2
2,796,062	NVIDIA Corp.	521,465,563	14.1
141,042 (3)	Onto Innovation, Inc.	22,264,890	0.6
267,116 (3)	Palantir Technologies, Inc. - Class A	47,479,869	1.3
186,069 (3)	Snowflake, Inc. - Class A	40,816,096	1.1
		1,807,121,962	48.8
	Materials: 1.5%
93,323	Sherwin-Williams Co.	30,239,451	0.8
96,485	Vulcan Materials Co.	27,519,452	0.7
		57,758,903	1.5
	Real Estate: 0.5%
106,825	Welltower, Inc.	19,827,788	0.5

	Total Common Stock
	(Cost $2,627,667,514)	3,667,903,093	99.0
PREFERRED STOCK: 0.1%
	Common Stock: 0.0%
37,201 (1)(2)	Sila Nanotechnologies, Inc., - Series F	677,802	0.0

	Preferred Stock: 0.1%
132,943 (1)(2)	Nuro, Inc. - Series C	2,007,439	0.0
38,487 (1)(2)	Rappi, Inc. - Series E	683,914	0.0

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Preferred Stock: (continued)
18,931 (1)(2)	Waymo LLC., Series A-2	$2,937,334	0.1
		5,628,687	0.1
	Total Preferred Stock
	(Cost $7,195,905)	6,306,489	0.1
	Total Long-Term Investments
	(Cost $2,634,863,419)	3,674,209,582	99.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.0%
278,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $278,060, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $283,639, due 01/31/26-11/15/55)	278,000	0.0
190,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $190,040, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $193,800, due 10/15/26-12/20/55)	190,000	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
282,582 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $282,641, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $288,234, due 04/30/26-11/15/34)	$282,582	0.0
82,902 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $82,920, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $84,302, due 04/15/28-02/15/55)	82,902	0.0
	Total Repurchase Agreements
	(Cost $833,484)	833,484	0.0
	Time Deposits: 0.0%
220,000 (5)	National Bank of Canada, 3.630%, 01/02/2026	220,000	0.0
260,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	260,000	0.0
120,000 (5)	Societe Generale S.A., 3.640%, 01/02/2026	120,000	0.0
100,000 (5)	Toronto-Dominion Bank, 3.650%, 01/02/2026	100,000	0.0
	Total Time Deposits
	(Cost $700,000)	700,000	0.0

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.1%
38,743,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $38,743,000)	$38,743,000	1.1

	Total Short-Term Investments
	(Cost $40,276,484)	$40,276,484	1.1
	Total Investments in Securities
	(Cost $2,675,139,903)	$3,714,486,066	100.2
	Liabilities in Excess of Other Assets	(8,728,161)	(0.2)
	Net Assets	$3,705,757,905	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $9,031,300 or 0.2% of net assets. Please refer to the table below for additional details.
(3)	Non-income producing security.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$478,732,931	$—	$—	$478,732,931
Consumer Discretionary	451,427,150	—	—	451,427,150
Consumer Staples	91,458,472	—	—	91,458,472
Energy	17,255,669	—	—	17,255,669
Financials	181,770,056	—	—	181,770,056
Health Care	330,906,472	—	—	330,906,472
Industrials	228,918,879	—	—	228,918,879
Information Technology	1,807,121,962	—	—	1,807,121,962
Materials	57,758,903	—	—	57,758,903
Real Estate	19,827,788	—	—	19,827,788
Total Common Stock	3,665,178,282	—	—	3,665,178,282
Common Stock*	—	—	2,724,811	2,724,811
Preferred Stock	—	—	6,306,489	6,306,489
Short-Term Investments	38,743,000	1,533,484	—	40,276,484
Total Investments, at fair value	$3,703,921,282	$1,533,484	$9,031,300	$3,714,486,066

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, Voya Large Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Epic Games, Inc.	6/18/2020	$3,029,675	$2,724,811
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	—
Nuro, Inc. - Series C	10/30/2020	1,735,518	2,007,439
Rappi, Inc. - Series E	9/8/2020	2,299,446	683,914
Sila Nanotechnologies, Inc., - Series F	1/7/2021	1,535,389	677,802
Waymo LLC., Series A-2	5/8/2020	1,625,552	2,937,334
		$14,050,551	$9,031,300

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,687,793,584.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,090,819,062
Gross Unrealized Depreciation	(64,126,092)
Net Unrealized Appreciation	$1,026,692,970

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.3%
	Communication Services: 9.2%
72,031	Alphabet, Inc. - Class A $	22,545,703	4.3
331,347	AT&T, Inc.	8,230,659	1.6
27,584 (1)	Take-Two Interactive Software, Inc.	7,062,332	1.4
88,601	Walt Disney Co.	10,080,136	1.9
		47,918,830	9.2
	Consumer Discretionary: 7.3%
56,447 (1)	Amazon.com, Inc.	13,029,097	2.5
1,013	Booking Holdings, Inc.	5,424,949	1.0
30,795 (1)	Brinker International, Inc.	4,419,699	0.9
34,602	Lowe's Cos., Inc.	8,344,618	1.6
38,056	Williams-Sonoma, Inc.	6,796,421	1.3
		38,014,784	7.3
	Consumer Staples: 7.9%
162,445	Coca-Cola Co.	11,356,530	2.2
33,143 (1)	Dollar Tree, Inc.	4,076,920	0.8
78,719	McCormick & Co., Inc.	5,361,551	1.0
67,434	Philip Morris International, Inc.	10,816,414	2.1
67,407	Procter & Gamble Co.	9,660,097	1.8
		41,271,512	7.9
	Energy: 7.1%
27,460	Chesapeake Energy Corp.	3,030,486	0.6
145,911	Chevron Corp.	22,238,295	4.3
131,671	Devon Energy Corp.	4,823,109	0.9
29,184	Expand Energy Corp.	3,220,746	0.6
77,419	HF Sinclair Corp.	3,567,468	0.7
		36,880,104	7.1
	Financials: 21.4%
132,602	American International Group, Inc.	11,344,101	2.2
42,981	Assurant, Inc.	10,351,974	2.0
296,797	Bank of America Corp.	16,323,835	3.1
73,769	Intercontinental Exchange, Inc.	11,947,627	2.3
155,138	Lazard, Inc.	7,533,501	1.4
44,055	PNC Financial Services Group, Inc.	9,195,600	1.8
83,323	State Street Corp.	10,749,500	2.0
45,545	Stifel Financial Corp.	5,703,145	1.1
87,505	Synchrony Financial	7,300,542	1.4
661,970	Valley National Bancorp	7,731,810	1.5
147,313	Wells Fargo & Co.	13,729,572	2.6
		111,911,207	21.4
	Health Care: 13.3%
26,098 (1)	Align Technology, Inc.	4,075,203	0.8
71,204	AstraZeneca PLC, ADR	6,545,784	1.3
28,234	Danaher Corp.	6,463,327	1.2
36,112	Humana, Inc.	9,249,367	1.8
20,957 (1)	ICON PLC	3,818,785	0.7
4,650	McKesson Corp.	3,814,348	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
446,917	Pfizer, Inc.	$11,128,233	2.1
5,073	Regeneron Pharmaceuticals, Inc.	3,915,696	0.7
13,329	Thermo Fisher Scientific, Inc.	7,723,489	1.5
17,327	Universal Health Services, Inc. - Class B	3,777,633	0.7
11,530 (1)	Vertex Pharmaceuticals, Inc.	5,227,241	1.0
10,392 (1)	Waters Corp.	3,947,193	0.8
		69,686,299	13.3
	Industrials: 10.6%
70,595	3M Co.	11,302,260	2.2
35,212 (1)	Boeing Co.	7,645,229	1.5
7,689 (1)	Dycom Industries, Inc.	2,598,113	0.5
149,318 (1)	Gates Industrial Corp. PLC	3,205,858	0.6
94,309	Leonardo DRS, Inc.	3,214,994	0.6
10,400	Parker-Hannifin Corp.	9,141,184	1.7
73,512	RELX PLC, ADR	2,971,355	0.6
17,918 (1)	Saia, Inc.	5,850,585	1.1
58,076	UL Solutions, Inc. - Class A	4,579,873	0.9
5,932	United Rentals, Inc.	4,800,886	0.9
		55,310,337	10.6
	Information Technology: 10.6%
28,876 (1)	Advanced Micro Devices, Inc.	6,184,084	1.2
15,063	Broadcom, Inc.	5,213,304	1.0
142,232	Cisco Systems, Inc.	10,956,131	2.1
34,331	International Business Machines Corp.	10,169,185	2.0
5,738	Intuit, Inc.	3,800,966	0.7
23,836	Micron Technology, Inc.	6,803,033	1.3
20,937 (1)	Onto Innovation, Inc.	3,305,115	0.6
24,375	Salesforce, Inc.	6,457,181	1.2
8,195	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,490,379	0.5
		55,379,378	10.6
	Materials: 2.6%
77,524	Alcoa Corp.	4,119,625	0.8
41,076	Crown Holdings, Inc.	4,229,596	0.8
33,717	Nucor Corp.	5,499,580	1.0
		13,848,801	2.6
	Real Estate: 4.3%
148,894	Boston Properties, Inc.	10,047,367	1.9
67,548	Welltower, Inc.	12,537,584	2.4
		22,584,951	4.3
	Utilities: 5.0%
52,227	DTE Energy Co.	6,736,238	1.3
103,969	Duke Energy Corp.	12,186,207	2.3
440,822 (2)	Prime AET&D Holdings No 1	—	—

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
91,172	Public Service Enterprise Group, Inc.	$7,321,112	1.4
		26,243,557	5.0
	Total Common Stock
	(Cost $461,883,345)	519,049,760	99.3
CORPORATE BONDS/NOTES: —%
	Financial: —%
1,216,000 (2)(3)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—
	Total Corporate Bonds/ Notes
	(Cost $787,908)	—	—
OTHER: 0.0%
	Energy: 0.0%
1,685,000 (2)(4)(5)	Samson Investment Co.	—	0.0
	Total Other
	(Cost $30,842)	—	0.0
WARRANTS: —%
	Information Technology: —%
1,823 (2)	Constellation Software, Inc.	—	—
	Total Warrants
	(Cost $—)	—	—
	Total Long-Term Investments
	(Cost $462,702,095)	519,049,760	99.3

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
4,850,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $4,850,000)	$4,850,000	0.9

	Total Short-Term Investments
	(Cost $4,850,000)	4,850,000	0.9
	Total Investments in Securities
	(Cost $467,552,095)	$523,899,760	100.2
	Liabilities in Excess of Other Assets	(1,278,837)	(0.2)
	Net Assets	$522,620,923	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$47,918,830	$—	$—	$47,918,830
Consumer Discretionary	38,014,784	—	—	38,014,784
Consumer Staples	41,271,512	—	—	41,271,512
Energy	36,880,104	—	—	36,880,104
Financials	111,911,207	—	—	111,911,207
Health Care	69,686,299	—	—	69,686,299
Industrials	55,310,337	—	—	55,310,337
Information Technology	55,379,378	—	—	55,379,378
Materials	13,848,801	—	—	13,848,801
Real Estate	22,584,951	—	—	22,584,951
Utilities	26,243,557	—	—	26,243,557
Total Common Stock	519,049,760	—	—	519,049,760
Warrants	—	—	—	—
Short-Term Investments	4,850,000	—	—	4,850,000
Total Investments, at fair value	$523,899,760	$—	$—	$523,899,760

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2025, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co.	6/28/2017	$30,842	$—
		$30,842	$—

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $469,916,544.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,123,030
Gross Unrealized Depreciation	(11,136,729)
Net Unrealized Appreciation	$53,986,301

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 42.6%
	Basic Materials: 1.7%
528,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	$533,560	0.2
533,000	Albemarle Corp., 4.650%, 06/01/2027	536,542	0.2
173,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	174,619	0.1
289,000 (1)	Eastman Chemical Co., 5.000%, 08/01/2029	295,057	0.1
449,000	Ecolab, Inc., 4.300%, 06/15/2028	454,186	0.2
501,000	EIDP, Inc., 4.500%, 05/15/2026	501,444	0.2
326,000	Nucor Corp., 4.650%, 06/01/2030	333,271	0.1
54,000	Nutrien Ltd., 4.900%, 03/27/2028	55,026	0.0
327,000	Nutrien Ltd., 5.200%, 06/21/2027	332,561	0.1
235,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	237,959	0.1
74,000	Rio Tinto Finance USA PLC, 4.875%, 03/14/2030	76,062	0.0
408,000	Sherwin-Williams Co., 4.300%, 08/15/2028	410,619	0.1
259,000	Sherwin-Williams Co., 4.500%, 08/15/2030	261,723	0.1
635,000	Steel Dynamics, Inc., 4.000%, 12/15/2028	634,472	0.2
		4,837,101	1.7

	Communications: 2.3%
220,000	Alphabet, Inc., 1.100%, 08/15/2030	194,028	0.1
455,000	Alphabet, Inc., 3.875%, 11/15/2028	457,279	0.2
275,000	Amazon.com, Inc., 3.900%, 11/20/2028	275,916	0.1
103,000	AppLovin Corp., 5.125%, 12/01/2029	105,685	0.0
646,000	AT&T, Inc., 1.700%, 03/25/2026	642,786	0.2
440,000	Cisco Systems, Inc., 4.550%, 02/24/2028	447,296	0.2
215,000	Cisco Systems, Inc., 4.750%, 02/24/2030	221,071	0.1
230,000	Comcast Corp., 3.400%, 04/01/2030	223,129	0.1
115,000	Meta Platforms, Inc., 4.200%, 11/15/2030	115,272	0.0
425,000	Meta Platforms, Inc., 4.300%, 08/15/2029	430,250	0.2
216,000 (2)	NBN Co. Ltd., 5.750%, 10/06/2028	225,605	0.1
418,000 (2)	NTT Finance Corp., 4.567%, 07/16/2027	421,801	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
232,000 (2)	NTT Finance Corp., 4.620%, 07/16/2028	$235,123	0.1
420,000	Rogers Communications, Inc., 5.000%, 02/15/2029	428,129	0.1
835,000	Sprint Capital Corp., 6.875%, 11/15/2028	896,353	0.3
391,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	375,488	0.1
194,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	193,564	0.1
135,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	131,610	0.0
181,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	184,475	0.1
235,000	Uber Technologies, Inc., 4.300%, 01/15/2030	236,640	0.1
		6,441,500	2.3

	Consumer, Cyclical: 4.8%
815,000 (2)	Alimentation Couche-Tard, Inc., 4.148%, 09/29/2028	816,136	0.3
240,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	242,237	0.1
140,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	137,544	0.1
428,000 (2)	BMW US Capital LLC, 1.250%, 08/12/2026	421,298	0.1
259,000 (2)	BMW US Capital LLC, 4.150%, 08/11/2027	260,189	0.1
162,000 (2)	BMW US Capital LLC, 4.500%, 08/11/2030	162,875	0.1
195,000	BorgWarner, Inc., 4.950%, 08/15/2029	199,592	0.1
425,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	421,735	0.1
200,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	204,418	0.1
314,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	314,729	0.1
226,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	230,370	0.1
651,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	651,524	0.2
268,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	268,955	0.1
637,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	660,820	0.2
345,000	Home Depot, Inc., 3.750%, 09/15/2028	345,467	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
767,000	Home Depot, Inc., 4.875%, 06/25/2027	$780,487	0.3
389,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	382,732	0.1
397,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	400,927	0.1
164,000	Hyatt Hotels Corp., 5.050%, 03/30/2028	167,077	0.1
462,000 (2)	Hyundai Capital America, 1.300%, 01/08/2026	461,784	0.2
410,000 (2)	Hyundai Capital America, 4.250%, 09/18/2028	410,231	0.1
307,000 (2)	Hyundai Capital America, 5.650%, 06/26/2026	309,284	0.1
159,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	161,095	0.1
507,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	530,587	0.2
857,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	851,353	0.3
570,000	Lowe's Cos., Inc., 4.000%, 10/15/2028	571,306	0.2
270,000	Marriott International, Inc., 4.200%, 07/15/2027	271,143	0.1
260,000	McDonald's Corp., 4.400%, 02/12/2031	262,173	0.1
245,000	PACCAR Financial Corp., 4.000%, 08/08/2028	246,785	0.1
135,000	PACCAR Financial Corp., 4.000%, 09/26/2029	135,395	0.0
360,000	PACCAR Financial Corp. R, 4.000%, 11/07/2028	361,805	0.1
658,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	660,736	0.2
506,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	513,235	0.2
125,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	126,298	0.0
424,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	430,348	0.2
33,666	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	34,544	0.0
200,000 (2)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	201,188	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
134,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	$133,344	0.0
		13,741,746	4.8

	Consumer, Non-cyclical: 5.6%
170,000	AbbVie, Inc., 3.200%, 11/21/2029	164,907	0.1
192,000	AbbVie, Inc., 4.800%, 03/15/2029	196,754	0.1
821,000	Amgen, Inc., 5.150%, 03/02/2028	840,376	0.3
700,000	Becton Dickinson & Co., 4.693%, 02/13/2028	709,477	0.2
201,000	Cardinal Health, Inc., 4.700%, 11/15/2026	202,342	0.1
165,000	Cardinal Health, Inc., 5.000%, 11/15/2029	169,552	0.1
160,000	Cardinal Health, Inc., 5.125%, 02/15/2029	164,838	0.0
195,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	194,591	0.1
114,000	Cigna Group, 1.250%, 03/15/2026	113,357	0.0
236,000	Cigna Group, 2.375%, 03/15/2031	213,713	0.1
190,000	Cigna Group, 4.500%, 09/15/2030	191,350	0.1
233,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	232,888	0.1
595,000	CVS Health Corp., 5.400%, 06/01/2029	616,531	0.2
242,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	246,227	0.1
635,000	Eli Lilly & Co., 4.000%, 10/15/2028	639,386	0.2
516,000	Eli Lilly & Co., 4.550%, 02/12/2028	525,229	0.2
112,000	Eli Lilly & Co., 4.750%, 02/12/2030	115,192	0.0
440,000 (2)	EMD Finance LLC, 4.125%, 08/15/2028	441,479	0.1
296,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	303,589	0.1
192,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	197,613	0.1
149,000	GlaxoSmithKline Capital, Inc., 4.500%, 04/15/2030	151,615	0.0
163,000	Global Payments, Inc., 1.200%, 03/01/2026	162,250	0.0
275,000	HCA, Inc., 5.875%, 02/01/2029	286,663	0.1
215,000	Hershey Co., 4.750%, 02/24/2030	220,911	0.1
420,000	Humana, Inc., 5.750%, 03/01/2028	433,373	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
200,000 (2)	Imperial Brands Finance PLC, 4.500%, 06/30/2028	$201,657	0.1
515,000	Johnson & Johnson, 4.550%, 03/01/2028	524,896	0.2
170,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	170,316	0.1
426,000 (2)	Mars, Inc., 4.600%, 03/01/2028	431,933	0.1
121,000 (2)	Mars, Inc., 4.800%, 03/01/2030	123,682	0.0
108,000	McKesson Corp., 4.250%, 09/15/2029	108,749	0.0
122,000	Merck & Co., Inc., 4.150%, 03/15/2031	121,651	0.0
215,000	Novartis Capital Corp., 3.800%, 09/18/2029	214,017	0.1
384,000	PepsiCo, Inc., 4.100%, 01/15/2029	386,231	0.1
248,000	PepsiCo, Inc., 4.300%, 07/23/2030	250,658	0.1
365,000	Philip Morris International, Inc., 3.875%, 10/27/2028	364,662	0.1
505,000	Philip Morris International, Inc., 4.125%, 04/28/2028	507,367	0.2
162,000	Philip Morris International, Inc., 4.875%, 02/13/2029	165,869	0.1
245,000	Quanta Services, Inc., 4.300%, 08/09/2028	246,403	0.1
195,000	Quanta Services, Inc., 4.750%, 08/09/2027	197,499	0.1
474,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	479,998	0.2
192,000	RELX Capital, Inc., 4.750%, 03/27/2030	195,973	0.1
448,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	466,038	0.2
280,000	S&P Global, Inc., 2.700%, 03/01/2029	269,221	0.1
519,000	Smith & Nephew PLC, 5.150%, 03/20/2027	525,195	0.2
88,000	Solventum Corp., 5.400%, 03/01/2029	91,160	0.0
320,000	Stryker Corp., 3.650%, 03/07/2028	318,471	0.1
516,000	Stryker Corp., 4.700%, 02/10/2028	523,766	0.2
95,000	Tyson Foods, Inc., 5.400%, 03/15/2029	98,248	0.0
544,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	536,760	0.2
180,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	184,529	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
295,000	Zimmer Biomet Holdings, Inc., 5.050%, 02/19/2030	$304,355	0.1
188,000	Zoetis, Inc., 4.150%, 08/17/2028	189,078	0.1
		15,932,585	5.6

	Energy: 1.7%
339,000	Chevron USA, Inc., 4.050%, 08/13/2028	341,934	0.1
163,000 (1)	Chevron USA, Inc., 4.300%, 10/15/2030	164,619	0.1
218,000	Chevron USA, Inc., 4.687%, 04/15/2030	223,091	0.1
295,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	303,775	0.1
520,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	527,778	0.2
660,000	Enbridge, Inc., 4.600%, 06/20/2028	667,513	0.2
662,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	667,778	0.2
825,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	810,150	0.3
118,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	127,118	0.0
306,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	306,000	0.1
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	494,484	0.2
270,000	Targa Resources Corp., 4.350%, 01/15/2029	270,816	0.1
		4,905,056	1.7

	Financial: 13.9%
200,000	Aflac, Inc., 1.125%, 03/15/2026	198,951	0.1
360,000 (3)	American Express Co., 4.351%, 07/20/2029	362,681	0.1
136,000 (3)	American Express Co., 5.098%, 02/16/2028	137,619	0.1
147,000 (3)	American Express Co., 5.282%, 07/27/2029	151,433	0.1
515,000 (3)	American Express Co., 5.389%, 07/28/2027	519,045	0.2
651,000 (3)	American Express Co., 5.645%, 04/23/2027	654,182	0.2
533,000	American Tower Corp., 3.650%, 03/15/2027	530,941	0.2
91,000	American Tower Corp., 5.250%, 07/15/2028	93,596	0.0
71,000	American Tower Corp., 5.500%, 03/15/2028	73,084	0.0
259,000	Aon North America, Inc., 5.125%, 03/01/2027	262,306	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
96,000	Aon North America, Inc., 5.150%, 03/01/2029	$98,795	0.0
238,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	243,696	0.1
420,000 (2)	Athene Global Funding, 5.684%, 02/23/2026	420,878	0.2
367,000 (2)	Aviation Capital Group LLC, 5.125%, 04/10/2030	372,797	0.1
246,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	239,026	0.1
679,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	670,430	0.2
481,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	475,105	0.2
268,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	266,903	0.1
94,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	94,400	0.0
127,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	121,186	0.0
271,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	266,634	0.1
48,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	46,375	0.0
97,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	96,863	0.0
635,000 (3)	Bank of Montreal, 4.062%, 09/22/2028	635,873	0.2
642,000	Bank of Montreal, 5.300%, 06/05/2026	645,882	0.2
60,000 (3)	Bank of New York Mellon, 4.729%, 04/20/2029	60,995	0.0
421,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	422,382	0.2
1,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	1,036	0.0
180,000 (3)	Bank of Nova Scotia, 4.043%, 09/15/2028	180,044	0.1
200,000 (3)	Barclays PLC, 4.476%, 11/11/2029	201,130	0.1
248,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	233,325	0.1
104,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	97,351	0.0
580,000	Brown & Brown, Inc., 4.700%, 06/23/2028	587,147	0.2
291,000 (2)(3)	CaixaBank SA, 4.634%, 07/03/2029	294,228	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
143,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	$145,402	0.1
412,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	404,339	0.1
335,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	344,254	0.1
335,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	348,625	0.1
332,000	Charles Schwab Corp., 5.875%, 08/24/2026	335,722	0.1
124,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	131,200	0.1
150,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	139,037	0.1
33,000 (3)	Citigroup, Inc., 4.786%, 03/04/2029	33,477	0.0
177,000	CME Group, Inc., 4.400%, 03/15/2030	179,633	0.1
210,000 (2)	CNO Global Funding, 4.375%, 09/08/2028	210,476	0.1
435,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	445,503	0.2
668,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	664,114	0.2
245,000 (2)	Corebridge Global Funding, 4.250%, 08/21/2028	245,770	0.1
507,000	Crown Castle, Inc., 5.600%, 06/01/2029	526,816	0.2
126,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	126,321	0.0
906,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	901,422	0.3
360,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	353,994	0.1
261,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	267,483	0.1
617,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	644,727	0.2
5,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	5,304	0.0
257,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	257,058	0.1
334,000 (1)(3)	HSBC Holdings PLC, 4.899%, 03/03/2029	338,928	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
905,000	Intercontinental Exchange, Inc., 3.950%, 12/01/2028	$907,603	0.3
200,000 (2)	Jackson National Life Global Funding, 4.550%, 09/09/2030	199,386	0.1
388,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	381,001	0.1
518,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	514,163	0.2
228,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	217,901	0.1
444,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	438,751	0.2
538,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	533,212	0.2
183,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	182,970	0.1
345,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	348,625	0.1
658,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	664,546	0.2
95,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	96,357	0.0
115,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	118,084	0.0
443,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	454,268	0.2
246,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	248,616	0.1
913,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	931,416	0.3
155,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	161,749	0.1
515,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	523,237	0.2
532,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	535,006	0.2
416,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	412,880	0.1
214,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	214,032	0.1
787,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	796,840	0.3
327,000	Mastercard, Inc., 4.550%, 03/15/2028	332,693	0.1
256,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	264,925	0.1
568,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	563,106	0.2
546,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	537,234	0.2
190,000 (3)	Morgan Stanley, 4.994%, 04/12/2029	193,785	0.1
79,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	81,020	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
45,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	$46,223	0.0
233,000 (3)	Morgan Stanley, 5.230%, 01/15/2031	240,389	0.1
9,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	9,453	0.0
81,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	84,178	0.0
545,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	537,333	0.2
229,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	228,005	0.1
122,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	124,790	0.0
602,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	601,885	0.2
10,000 (3)	Morgan Stanley I, 4.892%, 10/22/2036	9,915	0.0
265,000 (3)	Morgan Stanley Private Bank NA, 4.734%, 07/18/2031	268,684	0.1
250,000 (2)	National Securities Clearing Corp., 4.700%, 05/20/2030	255,758	0.1
240,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	249,085	0.1
296,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	303,244	0.1
214,000	Prologis L.P., 4.875%, 06/15/2028	219,277	0.1
90,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	92,767	0.0
570,000 (2)	RGA Global Funding, 4.350%, 08/25/2028	572,594	0.2
90,000 (3)	Royal Bank of Canada, 4.498%, 08/06/2029	90,915	0.0
544,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	536,418	0.2
579,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	585,081	0.2
313,000 (3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	315,720	0.1
202,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	207,423	0.1
95,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	97,389	0.0
434,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	437,141	0.2
205,000 (2)	Skandinaviska Enskilda Banken AB, 4.375%, 06/02/2028	207,103	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
175,000 (3)	State Street Corp., 3.031%, 11/01/2034	$165,317	0.1
340,000 (3)	State Street Corp., 4.530%, 02/20/2029	344,419	0.1
372,000	State Street Corp., 4.536%, 02/28/2028	377,965	0.1
83,000 (3)	State Street Corp., 4.543%, 04/24/2028	83,719	0.0
65,000	State Street Corp., 4.729%, 02/28/2030	66,596	0.0
572,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	579,566	0.2
691,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	696,795	0.2
260,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	258,724	0.1
316,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	300,283	0.1
256,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	265,082	0.1
270,000 (2)(3)	UBS Group AG, 4.194%, 04/01/2031	267,520	0.1
155,000 (3)	US Bancorp, 5.046%, 02/12/2031	159,264	0.1
165,000 (2)	USAA Capital Corp., 4.375%, 06/01/2028	167,064	0.1
280,000 (3)	Wells Fargo & Co., 4.078%, 09/15/2029	279,811	0.1
64,000 (3)	Wells Fargo & Co., 4.970%, 04/23/2029	65,202	0.0
365,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	347,342	0.1
353,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	350,770	0.1
377,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	374,639	0.1
416,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	431,119	0.2
		39,561,297	13.9

	Industrial: 3.8%
219,000	3M Co., 4.800%, 03/15/2030	224,133	0.1
311,000	AGCO Corp., 5.450%, 03/21/2027	315,368	0.1
127,000	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	128,867	0.0
127,000	Amcor Flexibles North America, Inc., 5.100%, 03/17/2030	130,439	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
910,000	Amphenol Corp., 3.900%, 11/15/2028	$909,246	0.3
527,000	Amphenol Corp., 4.375%, 06/12/2028	532,067	0.2
364,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	368,287	0.1
207,000	Caterpillar Financial Services Corp., 4.800%, 01/08/2030	214,028	0.1
190,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	194,223	0.1
250,000	FedEx Corp., 3.250%, 04/01/2026	249,488	0.1
517,000	GATX Corp., 5.400%, 03/15/2027	524,566	0.2
221,000	HEICO Corp., 5.250%, 08/01/2028	227,245	0.1
523,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	531,600	0.2
235,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	240,181	0.1
380,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	373,993	0.1
659,000	John Deere Capital Corp. I, 4.250%, 06/05/2028	666,751	0.2
318,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	320,530	0.1
113,000	Lockheed Martin Corp., 4.150%, 08/15/2028	113,770	0.0
232,000	Lockheed Martin Corp., 4.400%, 08/15/2030	234,316	0.1
118,000 (2)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	119,409	0.0
96,000	Northrop Grumman Corp., 4.650%, 07/15/2030	97,748	0.0
245,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	247,868	0.1
564,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	581,009	0.2
447,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	466,240	0.2
165,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	168,919	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
518,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	$532,286	0.2
171,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	177,192	0.1
61,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	63,588	0.0
504,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	522,801	0.2
646,000	Veralto Corp., 5.500%, 09/18/2026	651,681	0.2
766,000	Waste Management, Inc., 4.950%, 07/03/2027	779,221	0.3
		10,907,060	3.8

	Technology: 3.4%
261,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	263,810	0.1
792,000	Analog Devices, Inc., 4.250%, 06/15/2028	798,692	0.3
444,000	Broadcom, Inc., 3.459%, 09/15/2026	442,864	0.2
360,000 (2)	Broadcom, Inc., 4.000%, 04/15/2029	358,585	0.1
657,000	Broadcom, Inc., 4.150%, 02/15/2028	659,539	0.2
145,000	Broadcom, Inc., 4.800%, 04/15/2028	147,727	0.1
578,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	581,582	0.2
470,000	Dell International LLC / EMC Corp., 4.150%, 02/15/2029	469,629	0.2
55,000	Dell International LLC / EMC Corp., 4.500%, 02/15/2031	54,961	0.0
253,000	Dell International LLC / EMC Corp., 4.750%, 04/01/2028	256,645	0.1
56,000	Dell International LLC / EMC Corp., 5.000%, 04/01/2030	57,408	0.0
311,000	Fiserv, Inc., 5.150%, 03/15/2027	314,395	0.1
444,000	Fiserv, Inc., 5.450%, 03/02/2028	454,865	0.2
245,000	Hewlett Packard Enterprise Co., 4.150%, 09/15/2028	245,268	0.1
395,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	397,377	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
445,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	$452,265	0.2
781,000	Oracle Corp., 1.650%, 03/25/2026	776,141	0.3
720,000	Oracle Corp., 2.650%, 07/15/2026	714,231	0.2
188,000 (1)	Oracle Corp., 4.800%, 08/03/2028	188,971	0.1
245,000	Roper Technologies, Inc., 4.250%, 09/15/2028	245,923	0.1
416,000	Synopsys, Inc., 4.650%, 04/01/2028	421,853	0.1
61,000	Synopsys, Inc., 4.850%, 04/01/2030	62,321	0.0
530,000	VMware LLC, 3.900%, 08/21/2027	530,544	0.2
408,000	VMware, Inc., 1.400%, 08/15/2026	402,077	0.1
215,000	Workday, Inc., 3.500%, 04/01/2027	213,828	0.1
		9,511,501	3.4

	Utilities: 5.4%
519,000	AES Corp., 5.450%, 06/01/2028	531,213	0.2
529,000	Alabama Power Co., 3.750%, 09/01/2027	529,722	0.2
305,000	Ameren Corp., 5.700%, 12/01/2026	309,263	0.1
534,000	Ameren Illinois Co., 3.800%, 05/15/2028	532,958	0.2
393,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	405,195	0.1
471,000 (2)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	480,610	0.2
218,000	CenterPoint Energy Houston Electric LLC, 4.800%, 03/15/2030	223,348	0.1
218,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	222,330	0.1
149,000	Consumers Energy Co., 4.500%, 01/15/2031	150,823	0.0
188,000	Consumers Energy Co., 4.900%, 02/15/2029	192,971	0.1
69,000	DTE Electric Co., 4.250%, 05/14/2027	69,511	0.0
580,000	DTE Energy Co., 4.875%, 06/01/2028	590,620	0.2
323,000	DTE Energy Co., 5.100%, 03/01/2029	331,093	0.1
565,000 (2)	Enel Finance International NV, 4.125%, 09/30/2028	564,161	0.2
459,000	Eversource Energy, 2.900%, 03/01/2027	452,868	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
711,000	Eversource Energy, 4.750%, 05/15/2026	$712,888	0.2
86,000	Exelon Corp., 5.150%, 03/15/2029	88,454	0.0
245,000	Georgia Power Co., 4.000%, 10/01/2028	246,445	0.1
567,000	Georgia Power Co., 5.004%, 02/23/2027	574,598	0.2
360,000 (2)	Jersey Central Power & Light Co., 4.150%, 01/15/2029	359,501	0.1
195,000 (2)	Liberty Utilities Co., 5.577%, 01/31/2029	201,508	0.1
527,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	529,778	0.2
188,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	194,621	0.1
259,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	262,606	0.1
180,000	National Rural Utilities Cooperative Finance Corp. D, 4.150%, 08/25/2028	181,001	0.1
231,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	240,571	0.1
683,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	668,853	0.2
287,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	273,590	0.1
492,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	497,577	0.2
165,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	168,120	0.1
355,000	NextEra Energy Capital Holdings, Inc., 5.050%, 03/15/2030	366,402	0.1
324,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	293,431	0.1
389,000	ONE Gas, Inc., 5.100%, 04/01/2029	400,507	0.1
492,542	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	487,844	0.2
129,000	Pinnacle West Capital Corp., 5.150%, 05/15/2030	132,981	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
562,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	$579,974	0.2
150,000	SCE Recovery Funding LLC, 4.453%, 03/15/2036	150,571	0.0
155,000	Sempra Energy, 5.400%, 08/01/2026	156,021	0.1
144,000	Southern Co., 5.500%, 03/15/2029	149,509	0.0
384,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	382,718	0.1
580,000	Southern Co. Gas Capital Corp. A, 4.050%, 09/15/2028	580,345	0.2
160,000	Southern Power Co. A, 4.250%, 10/01/2030	159,651	0.1
315,000 (2)	Vistra Operations Co. LLC, 5.050%, 12/30/2026	317,409	0.1
171,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	162,478	0.1
194,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	194,022	0.1
61,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	62,242	0.0
		15,362,902	5.4
	Total Corporate Bonds/ Notes
	(Cost $119,718,149)	121,200,748	42.6

ASSET-BACKED SECURITIES: 18.0%
	Automobile Asset-Backed Securities: 6.2%
577,091	Bridgecrest Lending Auto Securitization Trust 2025-2 A2, 4.840%, 01/18/2028	578,092	0.2
550,000	Carmax Auto Owner Trust 2025-2 A4, 4.650%, 11/15/2030	561,171	0.2
750,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	746,160	0.3
720,316 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	728,039	0.2
500,000	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	500,694	0.2
658,116	Drive Auto Receivables Trust 2025-1 A2, 4.870%, 08/15/2028	659,280	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
454,768	Exeter Automobile Receivables Trust 2025-3A A2, 4.830%, 01/18/2028	$455,580	0.2
482,230	Exeter Automobile Receivables Trust 2025-4A A2, 4.530%, 03/15/2028	482,969	0.2
450,000	Exeter Automobile Receivables Trust 2025-4A A3, 4.390%, 09/17/2029	452,128	0.2
100,000	Exeter Automobile Receivables Trust 2025-5A A2, 4.380%, 06/15/2028	100,107	0.0
100,000 (2)	First Investors Auto Owner Trust 2025-1A A2, 4.310%, 12/15/2028	100,159	0.0
600,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	605,633	0.2
818,118	Harley-Davidson Motorcycle Trust 2025-A A2A, 4.710%, 07/17/2028	820,435	0.3
1,450,000	Honda Auto Receivables Owner Trust 2025-4 A2A, 4.040%, 06/15/2028	1,452,972	0.5
750,000 (2)	Hyundai Auto Lease Securitization Trust 2025-B A3, 4.530%, 04/17/2028	757,073	0.3
1,200,000	Nissan Auto Receivables Owner Trust 2025-A A2A, 4.500%, 02/15/2028	1,204,035	0.4
950,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	956,297	0.3
650,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	655,548	0.2
810,485 (2)	Porsche Innovative Lease Owner Trust 2025-1A A2A, 4.600%, 12/20/2027	812,852	0.3
726,100	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	728,062	0.3
550,000 (2)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	552,355	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
800,000	Toyota Auto Receivables Owner Trust 2023-A A4, 4.420%, 08/15/2028	$804,745	0.3
550,000 (2)	Toyota Lease Owner Trust 2025-A A3, 4.750%, 02/22/2028	555,466	0.2
1,500,000 (2)	Toyota Lease Owner Trust 2025-B A3, 3.960%, 11/20/2028	1,504,649	0.5
798,957 (2)	Westlake Automobile Receivables Trust 2023-3A B, 5.920%, 09/15/2028	800,823	0.3
		17,575,324	6.2

	Credit Card Asset-Backed Securities: 0.6%
1,750,000	Capital One Multi-Asset Execution Trust 2025-A1 A, 3.820%, 09/15/2030	1,752,441	0.6

	Other Asset-Backed Securities: 10.1%
1,200,000 (2)(3)	720 East CLO Ltd. 2023-IA A1R, 5.275%, (TSFR3M + 1.370%), 04/15/2038	1,204,134	0.4
900,000 (2)(3)	AB BSL CLO 6 Ltd. 2025-6A A, 5.314%, (TSFR3M + 1.430%), 07/20/2037	902,799	0.3
750,000 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 6.765%, (TSFR1M + 3.014%), 11/15/2036	750,824	0.3
650,000 (2)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.978%, (TSFR3M + 1.120%), 07/25/2034	650,262	0.2
110,883 (2)(3)	Bain Capital Credit CLO 2018-2A A1R, 4.964%, (TSFR3M + 1.080%), 07/19/2031	110,937	0.0
580,000 (2)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.034%, (TSFR3M + 1.150%), 04/20/2034	580,694	0.2
1,000,000 (2)(3)	Benefit Street Partners CLO XXI Ltd. 2020-21A A1R2, 5.163%, (TSFR3M + 1.240%), 01/15/2039	997,726	0.4
350,000 (2)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 5.270%, (TSFR3M + 1.400%), 10/21/2037	351,024	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,550,000 (2)(3)	Carlyle US CLO Ltd. 2021-4A A2, 5.546%, (TSFR3M + 1.662%), 04/20/2034	$1,550,998	0.6
800,000 (2)(3)	CBAM Ltd. 2017-1A AR2, 5.274%, (TSFR3M + 1.390%), 01/20/2038	803,030	0.3
1,000,000 (2)(3)	CIFC Funding Ltd. 2021-7A AR, 4.950%, (TSFR3M + 1.090%), 01/23/2035	1,000,309	0.4
600,000 (2)(3)	CIFC Funding Ltd. 2022-4A AR, 4.984%, (TSFR3M + 1.090%), 07/16/2035	600,216	0.2
750,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.274%, (TSFR3M + 1.390%), 10/20/2037	752,033	0.3
850,000 (2)(3)	Empower CLO Ltd. 2025-1A A, 5.194%, (TSFR3M + 1.310%), 07/20/2038	849,958	0.3
106,283 (2)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 5.674%, (SOFR30A + 1.700%), 04/20/2037	106,308	0.0
1,150,000 (2)(3)	HPS Loan Management Ltd. 2025-25A A, 5.619%, (TSFR3M + 1.430%), 07/26/2038	1,154,291	0.4
1,540,000 (2)(3)	Invesco CLO Ltd. 2021-3A A1R, 4.937%, (TSFR3M + 1.080%), 10/22/2034	1,540,374	0.5
260,032 (2)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	236,132	0.1
400,000	John Deere Owner Trust 2025 2025-A A4, 4.420%, 02/17/2032	404,941	0.1
1,300,000 (2)(3)	KKR Clo 33 Ltd. 33A AR, 4.993%, (TSFR3M + 1.080%), 07/20/2034	1,300,822	0.5
300,000 (2)	Kubota Credit Owner Trust 2025-2A A4, 4.570%, 11/15/2030	305,396	0.1
500,000 (2)(3)	Madison Park Funding XXX Ltd. 2018-30A A1R, 5.254%, (TSFR3M + 1.360%), 07/16/2037	500,995	0.2
550,000 (2)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.672%, (TSFR3M + 1.000%), 07/15/2034	550,137	0.2
500,000 (2)(3)	Market Street CLO Ltd. I 2025-1A A1, 5.484%, (TSFR3M + 1.600%), 07/20/2038	501,066	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,080,000 (2)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, 5.244%, (TSFR3M + 1.360%), 10/18/2038	$1,082,457	0.4
1,150,000 (2)(3)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A AR, 5.205%, (TSFR3M + 1.090%), 04/16/2035	1,150,026	0.4
1,000,000 (2)(3)	Octagon Investment Partners 48 Ltd. 2020-3A A1R2, 5.265%, (TSFR3M + 1.360%), 01/15/2038	1,002,311	0.4
234,455 (2)(3)	OZLM XV Ltd. 2016-15A A1R3, 4.934%, (TSFR3M + 1.050%), 04/20/2033	234,571	0.1
650,000 (2)(3)	Park Avenue Institutional Advisers CLO Ltd. 2021-1A A1AR, 4.994%, (TSFR3M + 1.110%), 01/20/2034	650,010	0.2
600,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	607,031	0.2
1,300,000 (2)(3)	Rad CLO 6 Ltd. 2019-6A A1R, 5.274%, (TSFR3M + 1.390%), 10/20/2037	1,305,555	0.5
800,000 (2)	SoFi Consumer Loan Program Trust 2025-1 B, 5.120%, 02/27/2034	809,407	0.3
55,426 (2)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 5.266%, (TSFR3M + 1.382%), 01/21/2031	55,454	0.0
800,000 (2)(3)	Sound Point CLO XXIII 2019-2A AR, 5.336%, (TSFR3M + 1.432%), 07/15/2034	801,269	0.3
850,000 (2)(3)	Sound Point CLO XXIX Ltd. 2021-1A AR, 4.955%, (TSFR3M + 1.050%), 04/25/2034	850,249	0.3
80,311 (2)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 5.096%, (TSFR3M + 1.192%), 07/15/2030	80,322	0.0
399,022 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.155%, (TSFR3M + 1.250%), 07/15/2032	399,122	0.1
300,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	301,398	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
300,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	$302,437	0.1
400,000 (2)	Volvo Financial Equipment LLC Series 2025-1A A3, 4.460%, 05/15/2029	403,556	0.1
500,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 5.255%, (TSFR3M + 1.350%), 07/15/2037	501,246	0.2
400,000 (2)(3)	Wind River CLO Ltd. 2024-1A A, 5.484%, (TSFR3M + 1.600%), 04/20/2037	400,942	0.1
		28,642,769	10.1

	Student Loan Asset-Backed Securities: 1.1%
153,281 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	148,431	0.0
174,870 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	165,134	0.1
91,647 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	84,276	0.0
166,093 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	148,250	0.0
738,163 (2)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	727,407	0.3
1,024,807 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	1,054,733	0.4
651,727 (2)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	662,106	0.2
223,019 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	195,606	0.1
		3,185,943	1.1
	Total Asset-Backed Securities
	(Cost $51,020,678)	51,156,477	18.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.8%
1,000,000 (2)(3)	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 A, 5.088%, (TSFR1M + 1.354%), 01/20/2043	$999,341	0.3
1,000,000 (2)(3)	AREIT Ltd. 2025-CRE10 A, 5.347%, (TSFR1M + 1.388%), 12/17/2029	999,743	0.4
1,000,000 (2)(3)	ARES1 2024-IND2 A, 5.193%, (TSFR1M + 1.443%), 10/15/2034	1,001,845	0.4
1,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	1,030,136	0.4
834,297 (2)(3)	BFLD Mortgage Trust 2024-WRHS A, 5.242%, (TSFR1M + 1.492%), 07/15/2039	835,581	0.3
1,500,000 (2)(3)	BHMS Commercial Mortgage Trust 2025-ATLS A, 5.600%, (TSFR1M + 1.850%), 08/15/2042	1,508,493	0.5
1,713,312 (2)(3)	BLP Commercial Mortgage Trust 2024-IND2 B, 5.442%, (TSFR1M + 1.692%), 03/15/2041	1,716,470	0.6
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,288,224	0.5
1,000,000 (2)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.122%, (TSFR1M + 1.386%), 01/17/2043	1,001,531	0.4
865,385 (2)(3)	BX 2024-PALM A, 5.291%, (TSFR1M + 1.541%), 06/15/2037	866,967	0.3
936,194 (2)(3)	BX Commercial Mortgage Trust 2021-ACNT B, 5.114%, (TSFR1M + 1.364%), 11/15/2038	935,364	0.3
1,198,975 (2)(3)	BX Commercial Mortgage Trust 2024-AIR2 B, 5.543%, (TSFR1M + 1.792%), 10/15/2041	1,202,998	0.4
887,680 (2)(3)	BX Trust 2025-LUNR B, 5.600%, (TSFR1M + 1.850%), 06/15/2040	890,368	0.3
500,000 (2)(3)	BX Trust 2025-VOLT B, 5.850%, (TSFR1M + 2.100%), 12/15/2044	502,637	0.2
1,787,121 (2)(3)	BXSC Commercial Mortgage Trust 2022-WSS B, 5.843%, (TSFR1M + 2.092%), 03/15/2035	1,791,371	0.6

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
337,567 (2)(3)	BXSC Commercial Mortgage Trust 2022-WSS C, 6.142%, (TSFR1M + 2.391%), 03/15/2035	$338,598	0.1
1,500,000 (2)(3)	CSTL Commercial Mortgage Trust 2024-GATE B, 5.052%, 11/10/2041	1,505,439	0.5
1,500,000 (2)	ELM Trust 2024-ELM B15, 5.995%, 06/10/2039	1,508,810	0.5
1,000,000 (2)(3)	Extended Stay America Trust 2025-ESH B, 5.350%, (TSFR1M + 1.600%), 10/15/2042	1,003,221	0.4
32,376	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	31,905	0.0
500,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	516,515	0.2
1,500,000 (2)(3)	ILPT Commercial Mortgage Trust 2025-LPF2 A, 5.292%, 07/13/2042	1,530,764	0.5
1,300,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH B, 5.205%, (TSFR1M + 1.454%), 06/15/2038	1,212,616	0.4
1,000,000 (2)(3)	KRE Commercial Mortgage Trust 2025-AIP4 A, 5.050%, (TSFR1M + 1.300%), 03/15/2042	1,000,014	0.4
1,000,000 (2)(3)	MAD Commercial Mortgage Trust 2025-11MD A, 4.754%, 10/15/2042	1,004,866	0.4
46,694 (2)(3)	MHP 2022-MHIL B, 4.864%, (TSFR1M + 1.114%), 01/15/2039	46,639	0.0
1,250,000 (2)(3)	MHP Commercial Mortgage Trust 2025-MHIL2 B, 5.550%, (TSFR1M + 1.800%), 09/15/2040	1,252,333	0.4
1,810,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 AS, 3.561%, 04/15/2048	1,757,188	0.6
500,000 (2)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 5.157%, (TSFR1M + 1.397%), 03/15/2039	499,899	0.2
1,000,000 (2)(3)	NXPT Commercial Mortgage Trust 2024-STOR A, 4.312%, 11/05/2041	993,181	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,200,000 (2)(3)	ONNI Commercial Mortgage Trust 2024-APT A, 5.567%, 07/15/2039	$1,224,292	0.4
1,000,000 (2)(3)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	999,493	0.3
500,000 (2)(3)	SCG Commercial Mortgage Trust 2025-FLWR A, 5.000%, (TSFR1M + 1.250%), 08/15/2042	500,946	0.2
1,000,000 (2)(3)	STWD LLC 2025-FL4 A, 5.181%, (TSFR1M + 1.450%), 11/19/2042	1,002,166	0.4
618,564 (2)	THPT Mortgage Trust 2023-THL A, 6.994%, 12/10/2034	626,578	0.2
1,000,000 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP A, 5.100%, (TSFR1M + 1.350%), 08/15/2042	1,000,963	0.4
218,686 (2)(3)	WMRK Commercial Mortgage Trust 2022-WMRK A, 6.539%, (TSFR1M + 2.789%), 11/15/2027	220,441	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $36,106,784)	36,347,936	12.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.6%
562,032 (3)	Fannie Mae REMIC Trust 2006-43 FJ, 4.399%, (SOFR30A + 0.524%), 06/25/2036	558,544	0.2
206,922 (3)	Fannie Mae REMIC Trust 2007-14 PF, 4.179%, (SOFR30A + 0.304%), 03/25/2037	203,863	0.1
751,508 (3)	Fannie Mae REMIC Trust 2007-75 AF, 4.259%, (SOFR30A + 0.384%), 08/25/2037	742,818	0.3
124,895 (3)	Fannie Mae REMIC Trust 2010-123 FL, 4.419%, (SOFR30A + 0.544%), 11/25/2040	124,083	0.0
279,014 (3)	Fannie Mae REMIC Trust 2010-136 FG, 4.489%, (SOFR30A + 0.614%), 12/25/2030	279,535	0.1
718,175 (3)	Fannie Mae REMIC Trust 2011-51 FM, 4.639%, (SOFR30A + 0.764%), 06/25/2041	717,671	0.3
19,052 (3)	Fannie Mae REMIC Trust 2011-68 F, 4.259%, (SOFR30A + 0.384%), 07/25/2031	19,041	0.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,989 (3)	Fannie Mae REMIC Trust 2011-96 FN, 4.489%, (SOFR30A + 0.614%), 10/25/2041	$47,767	0.0
203,194 (3)	Fannie Mae REMIC Trust 2013-34 PF, 4.339%, (SOFR30A + 0.464%), 08/25/2042	201,792	0.1
3,634,603 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.124%, (SOFR30A + 1.250%), 01/25/2055	3,652,498	1.3
401,473 (3)	Fannie Mae REMIC Trust 2024-103 FM, 5.374%, (SOFR30A + 1.500%), 01/25/2055	405,483	0.1
3,331,789 (3)	Fannie Mae REMIC Trust 2024-15 FD, 5.224%, (SOFR30A + 1.350%), 04/25/2054	3,354,599	1.2
431,196 (3)	Fannie Mae REMIC Trust 2024-86 FA, 5.324%, (SOFR30A + 1.450%), 12/25/2054	435,159	0.2
2,771,797 (3)	Fannie Mae REMIC Trust 2024-88 DF, 5.124%, (SOFR30A + 1.250%), 12/25/2054	2,785,362	1.0
12,167 (2)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	11,087	0.0
204,757 (2)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	179,387	0.1
1,275,993 (3)	Freddie Mac REMIC Trust 3119 PF, 4.398%, (SOFR30A + 0.414%), 02/15/2036	1,263,604	0.4
820,260 (3)	Freddie Mac REMIC Trust 3153 UF, 4.528%, (SOFR30A + 0.544%), 05/15/2036	815,414	0.3
299,106 (3)	Freddie Mac REMIC Trust 3626 FA, 4.748%, (SOFR30A + 0.764%), 05/15/2036	299,424	0.1
178,586 (3)	Freddie Mac REMIC Trust 4508 CF, 4.498%, (SOFR30A + 0.514%), 09/15/2045	177,110	0.1
195,566 (3)	Freddie Mac REMIC Trust 4879 DF, 4.498%, (SOFR30A + 0.514%), 08/15/2034	194,331	0.1
4,526,546 (3)	Freddie Mac REMIC Trust 5410 DF, 5.324%, (SOFR30A + 1.450%), 05/25/2054	4,568,265	1.6

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
791,914 (3)	Freddie Mac REMIC Trust 5481 FA, 5.274%, (SOFR30A + 1.400%), 12/25/2054	$798,268	0.3
385,793 (3)	Freddie Mac REMIC Trust 5483 FD, 5.174%, (SOFR30A + 1.300%), 12/25/2054	388,206	0.1
2,013,163 (3)	Freddie Mac REMIC Trust 5507 FG, 5.274%, (SOFR30A + 1.400%), 02/25/2055	2,031,466	0.7
308,058 (3)	Ginnie Mae 2012-H11 FA, 4.814%, (TSFR1M + 0.814%), 02/20/2062	309,146	0.1
53,867 (3)	Ginnie Mae 2014-H05 FB, 4.714%, (TSFR1M + 0.714%), 12/20/2063	53,970	0.0
547,423 (3)	Ginnie Mae 2015-H30 FE, 4.714%, (TSFR1M + 0.714%), 11/20/2065	548,355	0.2
443,506 (3)	Ginnie Mae 2016-H06 FD, 5.034%, (TSFR1M + 1.034%), 07/20/2065	446,167	0.2
363,295 (3)	Ginnie Mae 2016-H16 FE, 5.161%, (TSFR12M + 1.095%), 06/20/2066	366,318	0.1
119,952 (3)	Ginnie Mae 2017-H09 FG, 4.584%, (TSFR1M + 0.584%), 03/20/2067	119,972	0.0
803,408 (3)	Ginnie Mae 2020-H09 NF, 5.364%, (TSFR1M + 1.364%), 04/20/2070	815,292	0.3
2,245,564 (3)	Ginnie Mae 2020-H13 FC, 4.564%, (TSFR1M + 0.564%), 07/20/2070	2,240,026	0.8
618,172	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	623,102	0.2
387,793 (3)	Ginnie Mae 2024-64 UF, 5.168%, (SOFR30A + 1.250%), 04/20/2054	389,690	0.1
5,525 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	5,212	0.0
135,029 (2)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	122,539	0.0
259,189 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	215,336	0.1
1,368,757 (2)(3)	OBX Trust 2023-J1 A3, 4.500%, 01/25/2053	1,326,158	0.5
478,070 (2)(3)	Rate Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	398,185	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
538,859	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	$529,901	0.2
117,471 (2)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.895%, 11/25/2044	114,707	0.0
30,337 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	28,420	0.0
59,654 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.444%, 06/25/2034	58,247	0.0
147,897 (2)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 A17, 3.000%, 12/25/2049	129,305	0.0
	Total Collateralized Mortgage Obligations
	(Cost $33,077,407)	33,094,825	11.6

U.S. TREASURY OBLIGATIONS: 5.9%
	United States Treasury Notes: 5.9%
189,400	1.250%, 11/30/2026	185,538	0.1
128,900	1.500%, 11/30/2028	121,680	0.0
1,295,800	3.375%, 09/15/2027	1,293,573	0.5
3,639,900	3.375%, 12/31/2027	3,632,862	1.3
80,000	3.500%, 10/31/2027	80,023	0.0
1,316,000	3.500%, 12/15/2028	1,314,509	0.5
554,800	3.625%, 12/31/2030	552,178	0.2
1,913,900	3.875%, 12/31/2032	1,905,676	0.7
6,607,200 (1)	4.000%, 01/15/2027	6,639,553	2.3
107,900	4.000%, 02/28/2030	105,605	0.0
14,500	4.000%, 11/15/2035	14,293	0.0
69,000	4.375%, 12/15/2026	69,548	0.0
802,000	4.625%, 03/15/2026	803,543	0.3
		16,718,581	5.9
	Total U.S. Treasury Obligations
	(Cost $16,724,790)	16,718,581	5.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
3,064	6.500%, 10/01/2032	3,180	0.0
3,021	7.000%, 10/01/2032	3,173	0.0
		6,353	0.0
	Total U.S. Government Agency Obligations
	(Cost $6,180)	6,353	0.0
	Total Long-Term Investments
	(Cost $256,653,988)	258,524,920	90.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 11.1%
	Commercial Paper: 8.2%
2,800,000	American Honda Finance Corp., 3.870%, 01/12/2026	$2,796,442	1.0
1,000,000	ASB BK Ltd. COM, 4.270%, 01/07/2026	1,000,042	0.4
2,000,000	Barton Capital Corp., 3.800%, 01/13/2026	1,997,297	0.7
850,000	Barton Capital S.A., 3.820%, 02/02/2026	847,077	0.3
2,300,000	Broadcom, Inc., 3.930%, 01/20/2026	2,295,061	0.8
3,000,000	Concord Minutemen Capital Co. LLC, 3.800%, 01/09/2026	2,997,194	1.1
2,000,000	Consolidated Edison Co. of New York, Inc., 3.930%, 02/02/2026	1,992,925	0.7
2,000,000	Duke Energy Corp., 3.860%, 02/11/2026	1,991,166	0.7
1,000,000	Enbridge, Inc., 3.920%, 01/21/2026	997,750	0.3
2,800,000	Equifax, Inc., 3.890%, 01/12/2026	2,796,423	1.0
1,500,000	Parker-Hannifin Corp., 3.860%, 01/05/2026	1,499,207	0.5
250,000	Parker-Hannifin Corp., 3.880%, 01/08/2026	249,788	0.1
1,000,000	Parker-Hannifin Corp., 3.920%, 03/06/2026	993,076	0.3
1,000,000	Toronto-Dominion Bank, 3.850%, 03/16/2026	992,145	0.3
	Total Commercial Paper
	(Cost $23,446,660)	23,445,593	8.2

	Repurchase Agreements: 2.5%
1,742,933 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,743,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,777,792, due 12/01/30-11/20/75)	1,742,933	0.6

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,854,184 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,854,584, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,891,792, due 01/31/26-11/15/55)	$1,854,184	0.6
1,742,933 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,743,298, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,777,792, due 10/15/26-12/20/55)	1,742,933	0.6
1,361,950 (4)	HSBC Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $1,362,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.225%-6.500%, Market Value plus accrued interest $1,389,189, due 06/01/34-09/01/55)	1,361,950	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
466,092 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $466,190, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $475,414, due 04/30/26-11/15/34)	$466,092	0.2
	Total Repurchase Agreements
	(Cost $7,168,092)	7,168,092	2.5

	Time Deposits: 0.2%
130,000 (4)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	130,000	0.0
130,000 (4)	Mizuho Bank Ltd., 3.640%, 01/02/2026	130,000	0.0
150,000 (4)	National Bank of Canada, 3.630%, 01/02/2026	150,000	0.1
180,000 (4)	Royal Bank of Canada, 3.850%, 01/02/2026	180,000	0.1
	Total Time Deposits
	(Cost $590,000)	590,000	0.2

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
515,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $515,000)	$515,000	0.2
	Total Short-Term Investments
	(Cost $31,719,752)	31,718,685	11.1
	Total Investments in Securities
	(Cost $288,373,740)	$290,243,605	102.0
	Liabilities in Excess of Other Assets	(5,817,912)	(2.0)
	Net Assets	$284,425,693	100.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$121,200,748	$—	$121,200,748
Asset-Backed Securities	—	51,156,477	—	51,156,477
Commercial Mortgage-Backed Securities	—	36,347,936	—	36,347,936
Collateralized Mortgage Obligations	—	33,094,825	—	33,094,825
U.S. Treasury Obligations	—	16,718,581	—	16,718,581
U.S. Government Agency Obligations	—	6,353	—	6,353
Short-Term Investments	515,000	31,203,685	—	31,718,685
Total Investments, at fair value	$515,000	$289,728,605	$—	$290,243,605
Other Financial Instruments+
Futures	81,990	—	—	81,990
Total Assets	$596,990	$289,728,605	$—	$290,325,595
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(17,263)	$—	$(17,263)
Total Liabilities	$—	$(17,263)	$—	$(17,263)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
U.S. Treasury 2-Year Note	635	03/31/26	$132,581,054	$23,908
			$132,581,054	$23,908
Short Contracts:
U.S. Treasury 5-Year Note	(64)	03/31/26	(6,995,500)	10,377
U.S. Treasury 10-Year Note	(27)	03/20/26	(3,035,812)	10,491
U.S. Treasury Long Bond	(14)	03/20/26	(1,618,313)	21,689
U.S. Treasury Ultra 10-Year Note	(18)	03/20/26	(2,070,281)	15,525
			$(13,719,906)	$58,082

At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Limited Maturity Bond Portfolio:

				(Pay)/
				Receive
			Exercise	Fixed	Payment	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate	Rate	Frequency	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American Investment Grade, Series 45, Version 1	60.00%	1.000%	Quarterly	01/21/26	USD	14,244,996	$24,516	$(1,764)
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American Investment Grade, Series 45, Version 1	57.50	1.000	Quarterly	03/18/26	USD	14,350,000	25,112	(15,499)
									$49,628	$(17,263)

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$81,990
Total Asset Derivatives		$81,990

Liability Derivatives
Credit contracts	Written options, at fair value	$17,263
Total Liability Derivatives		$17,263

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Written
Derivatives not accounted for as hedging instruments	Futures	options	Total
Interest rate contracts	$(106,735)	$22,635	$(84,100)
Total	$(106,735)	$22,635	$(84,100)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Written
Derivatives not accounted for as hedging instruments	Futures	options	Total
Credit contracts	$—	$32,365	$32,365
Interest rate contracts	(152,651)	—	(152,651)
Total	$(152,651)	$32,365	$(120,286)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

		Goldman
		Sachs
	Citibank N.A.	International	Total
Liabilities:
Written options	$15,499	$1,764	$17,263
Total Liabilities	$15,499	$1,764	$17,263
Net OTC derivative instruments by counterparty, at fair value	$(15,499)	$(1,764)	$(17,263)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$(15,499)	$(1,764)	$(17,263)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $288,428,399.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,330,854
Gross Unrealized Depreciation	(450,921)
Net Unrealized Appreciation	$1,879,933

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.8%
	Communication Services: 10.4%
260,690	Alphabet, Inc. - Class A	$81,595,970	3.1
208,356	Alphabet, Inc. - Class C	65,382,113	2.5
317,661	AT&T, Inc.	7,890,699	0.3
3,943 (1)	Charter Communications, Inc. - Class A	823,101	0.0
162,851	Comcast Corp. - Class A	4,867,616	0.2
10,058	Electronic Arts, Inc.	2,055,151	0.1
9,336	Fox Corp. - Class A	682,182	0.0
6,650	Fox Corp. - Class B	431,784	0.0
7,075 (1)	Live Nation Entertainment, Inc.	1,008,188	0.0
10,578	Match Group, Inc.	341,564	0.0
97,586	Meta Platforms, Inc. - Class A	64,415,543	2.4
189,864 (1)	Netflix, Inc.	17,801,649	0.7
16,780	News Corp. - Class A	438,294	0.0
5,531	News Corp. - Class B	163,884	0.0
14,293	Omnicom Group, Inc.	1,154,160	0.1
13,978 (2)	Paramount Skydance Corp. - Class B	187,305	0.0
7,783 (1)	Take-Two Interactive Software, Inc.	1,992,681	0.1
2,970	TKO Group Holdings, Inc.	620,730	0.0
21,551	T-Mobile US, Inc.	4,375,715	0.2
19,730 (1)	Trade Desk, Inc. - Class A	748,951	0.0
188,928	Verizon Communications, Inc.	7,695,037	0.3
79,994	Walt Disney Co.	9,100,917	0.3
111,032 (1)	Warner Bros Discovery, Inc.	3,199,942	0.1
		276,973,176	10.4
	Consumer Discretionary: 10.3%
19,056 (1)	Airbnb, Inc. - Class A	2,586,280	0.1
435,892 (1)	Amazon.com, Inc.	100,612,591	3.8
9,682 (1)	Aptiv PLC	736,703	0.0
745 (1)	AutoZone, Inc.	2,526,667	0.1
8,755	Best Buy Co., Inc.	585,972	0.0
1,444	Booking Holdings, Inc.	7,733,097	0.3
48,653 (1)	Carnival Corp.	1,485,863	0.1
6,337 (1)	Carvana Co.	2,674,341	0.1
59,248 (1)	Chipotle Mexican Grill, Inc.	2,192,176	0.1
12,271	D.R. Horton, Inc.	1,767,392	0.1
5,212	Darden Restaurants, Inc.	959,112	0.0
6,530 (1)	Deckers Outdoor Corp.	676,965	0.0
1,393	Domino's Pizza, Inc.	580,630	0.0
16,750 (1)	DoorDash, Inc. - Class A	3,793,540	0.2
20,253	eBay, Inc.	1,764,036	0.1
5,243	Expedia Group, Inc.	1,485,394	0.1
175,361	Ford Motor Co.	2,300,736	0.1
7,325	Garmin Ltd.	1,485,876	0.1
41,799	General Motors Co.	3,399,095	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
6,233	Genuine Parts Co.	$766,410	0.0
5,974	Hasbro, Inc.	489,868	0.0
10,415	Hilton Worldwide Holdings, Inc.	2,991,709	0.1
44,601	Home Depot, Inc.	15,347,204	0.6
13,633	Las Vegas Sands Corp.	887,372	0.0
9,667	Lennar Corp. - Class A	993,768	0.0
25,129	Lowe's Cos., Inc.	6,060,110	0.2
4,835 (1)	Lululemon Athletica, Inc.	1,004,761	0.0
9,980	Marriott International, Inc. - Class A	3,096,195	0.1
31,910	McDonald's Corp.	9,752,653	0.4
9,191 (1)	MGM Resorts International	335,380	0.0
53,290	NIKE, Inc. - Class B	3,395,106	0.1
20,399 (1)	Norwegian Cruise Line Holdings Ltd.	455,306	0.0
127 (1)	NVR, Inc.	926,182	0.0
37,822 (1)	O'Reilly Automotive, Inc.	3,449,745	0.1
1,469	Pool Corp.	336,034	0.0
8,734	PulteGroup, Inc.	1,024,149	0.1
1,737	Ralph Lauren Corp.	614,221	0.0
14,573	Ross Stores, Inc.	2,625,180	0.1
11,364	Royal Caribbean Cruises Ltd.	3,169,647	0.1
50,942	Starbucks Corp.	4,289,826	0.2
9,170	Tapestry, Inc.	1,171,651	0.1
125,907 (1)	Tesla, Inc.	56,622,896	2.1
49,868	TJX Cos., Inc.	7,660,223	0.3
23,677	Tractor Supply Co.	1,184,087	0.1
2,009 (1)	Ulta Beauty, Inc.	1,215,465	0.1
5,457	Williams-Sonoma, Inc.	974,566	0.0
3,783	Wynn Resorts Ltd.	455,208	0.0
12,441	Yum! Brands, Inc.	1,882,074	0.1
		272,523,462	10.3
	Consumer Staples: 4.7%
75,217	Altria Group, Inc.	4,337,012	0.2
21,533	Archer-Daniels-Midland Co.	1,237,932	0.1
7,890	Brown-Forman Corp. - Class B	205,613	0.0
6,065	Bunge Global SA	540,270	0.0
8,804 (2)	Campbell Soup Co.	245,367	0.0
10,760	Church & Dwight Co., Inc.	902,226	0.0
5,466	Clorox Co.	551,137	0.0
173,470	Coca-Cola Co.	12,127,288	0.5
36,118	Colgate-Palmolive Co.	2,854,044	0.1
21,434	Conagra Brands, Inc.	371,023	0.0
6,317	Constellation Brands, Inc. - Class A	871,493	0.0
19,858	Costco Wholesale Corp.	17,124,348	0.7
9,862	Dollar General Corp.	1,309,378	0.1
8,500 (1)	Dollar Tree, Inc.	1,045,585	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
11,016	Estee Lauder Cos., Inc. - Class A	$1,153,596	0.0
23,901	General Mills, Inc.	1,111,397	0.0
6,639	Hershey Co.	1,208,165	0.1
13,061	Hormel Foods Corp.	309,546	0.0
4,780	JM Smucker Co.	467,532	0.0
85,842	Kenvue, Inc.	1,480,774	0.1
60,875	Keurig Dr Pepper, Inc.	1,705,109	0.1
14,870	Kimberly-Clark Corp.	1,500,234	0.1
38,186	Kraft Heinz Co.	926,011	0.0
27,318	Kroger Co.	1,706,829	0.1
6,244	Lamb Weston Holdings, Inc.	261,561	0.0
11,347	McCormick & Co., Inc.	772,844	0.0
7,586	Molson Coors Beverage Co. - Class B	354,114	0.0
57,818	Mondelez International, Inc. - Class A	3,112,343	0.1
31,958 (1)	Monster Beverage Corp.	2,450,220	0.1
61,267	PepsiCo, Inc.	8,793,040	0.3
69,749	Philip Morris International, Inc.	11,187,740	0.4
104,703	Procter & Gamble Co.	15,004,987	0.6
21,457	Sysco Corp.	1,581,166	0.1
20,361	Target Corp.	1,990,288	0.1
12,683	Tyson Foods, Inc. - Class A	743,477	0.0
196,484	Walmart, Inc.	21,890,282	0.8
		123,433,971	4.7
	Energy: 2.8%
15,892	APA Corp.	388,718	0.0
44,215	Baker Hughes Co.	2,013,551	0.1
10,672	Chesapeake Energy Corp.	1,177,762	0.0
84,808	Chevron Corp.	12,925,587	0.5
55,370	ConocoPhillips	5,183,186	0.2
34,115	Coterra Energy, Inc.	897,907	0.0
28,108	Devon Energy Corp.	1,029,596	0.0
8,345	Diamondback Energy, Inc.	1,254,504	0.0
24,312	EOG Resources, Inc.	2,553,003	0.1
27,963	EQT Corp.	1,498,817	0.1
188,961	Exxon Mobil Corp.	22,739,567	0.9
37,711	Halliburton Co.	1,065,713	0.0
87,724	Kinder Morgan, Inc.	2,411,533	0.1
13,469	Marathon Petroleum Corp.	2,190,463	0.1
32,226	Occidental Petroleum Corp.	1,325,133	0.1
28,194	ONEOK, Inc.	2,072,259	0.1
18,054	Phillips 66	2,329,688	0.1
66,939	Schlumberger NV	2,569,119	0.1
9,618	Targa Resources Corp.	1,774,521	0.1
2,595	Texas Pacific Land Corp.	745,336	0.0
13,667	Valero Energy Corp.	2,224,851	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
54,720	Williams Cos., Inc.	$3,289,219	0.1
		73,660,033	2.8
	Financials: 13.2%
21,136	Aflac, Inc.	2,330,667	0.1
11,725	Allstate Corp.	2,440,559	0.1
24,075	American Express Co.	8,906,546	0.3
24,177	American International Group, Inc.	2,068,342	0.1
4,163	Ameriprise Financial, Inc.	2,041,285	0.1
9,631	Aon PLC - Class A	3,398,587	0.1
20,806	Apollo Global Management, Inc.	3,011,877	0.1
16,180 (1)	Arch Capital Group Ltd.	1,551,986	0.1
9,231	Ares Management Corp. - Class A	1,492,007	0.1
11,507	Arthur J Gallagher & Co.	2,977,896	0.1
2,244	Assurant, Inc.	540,467	0.0
301,031	Bank of America Corp.	16,556,705	0.6
31,247	Bank of New York Mellon Corp.	3,627,464	0.1
82,165 (1)	Berkshire Hathaway, Inc. - Class B	41,300,237	1.6
6,465	Blackrock, Inc.	6,919,748	0.3
33,088	Blackstone, Inc.	5,100,184	0.2
24,540 (1)	Block, Inc.	1,597,309	0.1
13,156	Brown & Brown, Inc.	1,048,533	0.0
28,486	Capital One Financial Corp.	6,903,867	0.3
4,689	Cboe Global Markets, Inc.	1,176,939	0.0
74,843	Charles Schwab Corp.	7,477,564	0.3
16,400	Chubb Ltd.	5,118,768	0.2
6,991	Cincinnati Financial Corp.	1,141,770	0.0
80,174	Citigroup, Inc.	9,355,504	0.4
19,244	Citizens Financial Group, Inc.	1,124,042	0.0
16,157	CME Group, Inc.	4,412,154	0.2
10,223 (1)	Coinbase Global, Inc. - Class A	2,311,829	0.1
3,135 (1)	Corpay, Inc.	943,416	0.0
1,138	Erie Indemnity Co. - Class A	326,208	0.0
1,881	Everest Re Group Ltd.	638,317	0.0
1,678	FactSet Research Systems, Inc.	486,939	0.0
23,204	Fidelity National Information Services, Inc.	1,542,138	0.1
29,618	Fifth Third Bancorp	1,386,419	0.1
24,100 (1)	Fiserv, Inc.	1,618,797	0.1
13,773	Franklin Resources, Inc.	329,037	0.0
10,608	Global Payments, Inc.	821,059	0.0
3,567	Globe Life, Inc.	498,881	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
13,439	Goldman Sachs Group, Inc.	$11,812,881	0.4
12,486	Hartford Financial Services Group, Inc.	1,720,571	0.1
70,445	Huntington Bancshares, Inc.	1,222,221	0.0
19,956	Interactive Brokers Group, Inc. - Class A	1,283,370	0.0
25,548	Intercontinental Exchange, Inc.	4,137,754	0.2
19,944	Invesco Ltd.	523,929	0.0
3,243	Jack Henry & Associates, Inc.	591,783	0.0
121,978	JPMorgan Chase & Co.	39,303,751	1.5
41,625	KeyCorp	859,140	0.0
30,753	KKR & Co., Inc.	3,920,392	0.1
7,593	Loews Corp.	799,619	0.0
6,887	M&T Bank Corp.	1,387,593	0.1
21,952	Marsh & McLennan Cos., Inc.	4,072,535	0.2
36,740	Mastercard, Inc. - Class A	20,974,131	0.8
24,800	MetLife, Inc.	1,957,712	0.1
6,875	Moody's Corp.	3,512,094	0.1
54,122	Morgan Stanley	9,608,279	0.4
3,367	MSCI, Inc.	1,931,749	0.1
20,212	Nasdaq, Inc.	1,963,192	0.1
8,474	Northern Trust Corp.	1,157,464	0.0
41,924	PayPal Holdings, Inc.	2,447,523	0.1
17,572	PNC Financial Services Group, Inc.	3,667,804	0.1
8,958	Principal Financial Group, Inc.	790,185	0.0
26,275	Progressive Corp.	5,983,343	0.2
15,683	Prudential Financial, Inc.	1,770,297	0.1
7,900	Raymond James Financial, Inc.	1,268,661	0.0
39,291	Regions Financial Corp.	1,064,786	0.0
35,235 (1)	Robinhood Markets, Inc. - Class A	3,985,078	0.2
13,890	S&P Global, Inc.	7,258,775	0.3
12,515	State Street Corp.	1,614,560	0.1
16,138	Synchrony Financial	1,346,393	0.1
9,779	T. Rowe Price Group, Inc.	1,001,174	0.0
9,995	Travelers Cos., Inc.	2,899,150	0.1
57,320	Truist Financial Corp.	2,820,717	0.1
69,650	US Bancorp	3,716,524	0.1
75,619	Visa, Inc. - Class A	26,520,339	1.0
13,452	W.R. Berkley Corp.	943,254	0.0
140,655	Wells Fargo & Co.	13,109,046	0.5
4,290	Willis Towers Watson PLC	1,409,694	0.1
		350,881,510	13.2
	Health Care: 9.5%
77,915	Abbott Laboratories	9,761,970	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
79,192	AbbVie, Inc.	$18,094,580	0.7
12,703	Agilent Technologies, Inc.	1,728,497	0.1
2,990 (1)	Align Technology, Inc.	466,888	0.0
8,687	AmerisourceBergen Corp.	2,934,034	0.1
24,128	Amgen, Inc.	7,897,336	0.3
23,034	Baxter International, Inc.	440,180	0.0
12,843	Becton Dickinson and Co.	2,492,441	0.1
6,573 (1)	Biogen, Inc.	1,156,782	0.1
6,982	Bio-Techne Corp.	410,611	0.0
66,425 (1)	Boston Scientific Corp.	6,333,624	0.2
91,217	Bristol-Myers Squibb Co.	4,920,245	0.2
10,646	Cardinal Health, Inc.	2,187,753	0.1
20,923 (1)	Centene Corp.	860,981	0.0
2,205 (1)	Charles River Laboratories International, Inc.	439,853	0.0
11,969	Cigna Group	3,294,228	0.1
8,908 (1)	Cooper Cos., Inc.	730,100	0.0
56,880	CVS Health Corp.	4,513,997	0.2
28,168	Danaher Corp.	6,448,219	0.3
1,582 (1)	DaVita, Inc.	179,731	0.0
17,476 (1)	Dexcom, Inc.	1,159,882	0.1
26,002 (1)	Edwards Lifesciences Corp.	2,216,671	0.1
9,958	Elevance Health, Inc.	3,490,777	0.1
35,583	Eli Lilly & Co.	38,240,338	1.5
20,411	GE HealthCare Technologies, Inc.	1,674,110	0.1
55,592	Gilead Sciences, Inc.	6,823,362	0.3
7,157	HCA Healthcare, Inc.	3,341,317	0.1
4,484 (1)	Henry Schein, Inc.	338,901	0.0
9,973 (1)	Hologic, Inc.	742,889	0.0
5,389	Humana, Inc.	1,380,285	0.1
3,578 (1)	IDEXX Laboratories, Inc.	2,420,624	0.1
7,389 (1)	Incyte Corp.	729,812	0.0
3,152 (1)	Insulet Corp.	895,924	0.0
15,884 (1)	Intuitive Surgical, Inc.	8,996,062	0.3
7,631 (1)	IQVIA Holdings, Inc.	1,720,104	0.1
107,955	Johnson & Johnson	22,341,287	0.9
3,715	Labcorp Holdings, Inc.	932,019	0.0
5,530	McKesson Corp.	4,536,204	0.2
57,471	Medtronic PLC	5,520,664	0.2
111,213	Merck & Co., Inc.	11,706,280	0.4
915 (1)	Mettler-Toledo International, Inc.	1,275,684	0.1
15,580 (1)	Moderna, Inc.	459,454	0.0
2,303 (1)	Molina Healthcare, Inc.	399,663	0.0
254,763	Pfizer, Inc.	6,343,599	0.2
4,984	Quest Diagnostics, Inc.	864,874	0.0
4,516	Regeneron Pharmaceuticals, Inc.	3,485,765	0.1
6,540	ResMed, Inc.	1,575,290	0.1
5,080	Revvity, Inc.	491,490	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,606 (1)	Solventum Corp.	$523,459	0.0
4,398	STERIS PLC	1,114,981	0.1
15,422	Stryker Corp.	5,420,370	0.2
16,835	Thermo Fisher Scientific, Inc.	9,755,041	0.4
40,588	UnitedHealth Group, Inc.	13,398,505	0.5
2,475	Universal Health Services, Inc. - Class B	539,599	0.0
11,369 (1)	Vertex Pharmaceuticals, Inc.	5,154,250	0.2
51,608	Viatris, Inc.	642,520	0.0
2,668 (1)	Waters Corp.	1,013,386	0.0
3,224	West Pharmaceutical Services, Inc.	887,051	0.0
8,880	Zimmer Biomet Holdings, Inc.	798,490	0.0
19,746	Zoetis, Inc.	2,484,442	0.1
		251,127,475	9.5
	Industrials: 8.1%
23,803	3M Co.	3,810,860	0.1
5,080	A.O. Smith Corp.	339,750	0.0
3,855	Allegion PLC	613,793	0.0
10,315	AMETEK, Inc.	2,117,773	0.1
18,122	Automatic Data Processing, Inc.	4,661,522	0.2
3,536 (1)	Axon Enterprise, Inc.	2,008,200	0.1
35,087 (1)	Boeing Co.	7,618,089	0.3
5,230	Broadridge Financial Solutions, Inc.	1,167,179	0.0
4,955 (1)	Builders FirstSource, Inc.	509,820	0.0
35,473	Carrier Global Corp.	1,874,393	0.1
20,969	Caterpillar, Inc.	12,012,511	0.5
7,171 (1)	Ceridian HCM Holding, Inc.	495,946	0.0
5,293	CH Robinson Worldwide, Inc.	850,903	0.0
15,306	Cintas Corp.	2,878,599	0.1
1,577	Comfort Systems USA, Inc.	1,471,798	0.1
39,897 (1)	Copart, Inc.	1,561,968	0.1
83,438	CSX Corp.	3,024,628	0.1
6,185	Cummins, Inc.	3,157,133	0.1
11,265	Deere & Co.	5,244,646	0.2
29,064	Delta Air Lines, Inc.	2,017,042	0.1
6,145	Dover Corp.	1,199,750	0.1
17,403	Eaton Corp. PLC	5,543,030	0.2
2,006	EMCOR Group, Inc.	1,227,251	0.1
25,173	Emerson Electric Co.	3,340,961	0.1
5,484	Equifax, Inc.	1,189,918	0.1
6,005	Expeditors International of Washington, Inc.	894,805	0.0
51,441	Fastenal Co.	2,064,327	0.1
9,727	FedEx Corp.	2,809,741	0.1
14,231	Fortive Corp.	785,694	0.0
47,264	GE Aerospace	14,558,730	0.6
12,157	GE Vernova, Inc.	7,945,451	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,629 (1)	Generac Holdings, Inc.	$358,517	0.0
11,360	General Dynamics Corp.	3,824,458	0.2
28,448	Honeywell International, Inc.	5,549,920	0.2
18,015	Howmet Aerospace, Inc.	3,693,435	0.1
2,381	Hubbell, Inc.	1,057,426	0.0
1,758	Huntington Ingalls Industries, Inc.	597,843	0.0
3,354	IDEX Corp.	596,811	0.0
11,829	Illinois Tool Works, Inc.	2,913,483	0.1
16,111	Ingersoll Rand, Inc.	1,276,313	0.1
5,356	Jacobs Solutions, Inc.	709,456	0.0
3,371	JB Hunt Transport Services, Inc.	655,120	0.0
27,384	Johnson Controls International PLC	3,279,234	0.1
8,381	L3Harris Technologies, Inc.	2,460,410	0.1
5,729	Leidos Holdings, Inc.	1,033,512	0.0
1,430	Lennox International, Inc.	694,379	0.0
9,124	Lockheed Martin Corp.	4,413,005	0.2
9,306	Masco Corp.	590,559	0.0
2,392	Nordson Corp.	575,109	0.0
10,054	Norfolk Southern Corp.	2,902,791	0.1
6,011	Northrop Grumman Corp.	3,427,532	0.1
8,245	Old Dominion Freight Line, Inc.	1,292,816	0.1
17,462	Otis Worldwide Corp.	1,525,306	0.1
23,533	PACCAR, Inc.	2,577,099	0.1
5,654	Parker-Hannifin Corp.	4,969,640	0.2
14,513	Paychex, Inc.	1,628,068	0.1
2,190	Paycom Software, Inc.	348,998	0.0
7,332	Pentair PLC	763,555	0.0
6,682	Quanta Services, Inc.	2,820,205	0.1
60,077	Raytheon Technologies Corp.	11,018,122	0.4
9,016	Republic Services, Inc.	1,910,761	0.1
5,031	Rockwell Automation, Inc.	1,957,411	0.1
13,151	Rollins, Inc.	789,323	0.0
2,330	Snap-on, Inc.	802,918	0.0
23,172	Southwest Airlines Co.	957,699	0.0
6,940	Stanley Black & Decker, Inc.	515,503	0.0
7,896	Textron, Inc.	688,294	0.0
9,936	Trane Technologies PLC	3,867,091	0.2
2,524	TransDigm Group, Inc.	3,356,541	0.1
93,103 (1)	Uber Technologies, Inc.	7,607,446	0.3
26,578	Union Pacific Corp.	6,148,023	0.2
14,506 (1)	United Airlines Holdings, Inc.	1,622,061	0.1
33,112	United Parcel Service, Inc. - Class B	3,284,379	0.1
2,851	United Rentals, Inc.	2,307,371	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
11,126	Veralto Corp.	$1,110,152	0.0
6,245	Verisk Analytics, Inc.	1,396,944	0.1
16,607	Waste Management, Inc.	3,648,724	0.1
7,660	Westinghouse Air Brake Technologies Corp.	1,635,027	0.1
1,960	WW Grainger, Inc.	1,977,738	0.1
10,909	Xylem, Inc.	1,485,588	0.1
		213,618,327	8.1
	Information Technology: 34.0%
27,787	Accenture PLC - Class A	7,455,252	0.3
18,756 (1)	Adobe, Inc.	6,564,412	0.3
72,949 (1)	Advanced Micro Devices, Inc.	15,622,758	0.6
6,446 (1)	Akamai Technologies, Inc.	562,414	0.0
54,847	Amphenol Corp. - Class A	7,412,024	0.3
22,043	Analog Devices, Inc.	5,978,062	0.2
662,092	Apple, Inc.	179,996,331	6.8
35,696	Applied Materials, Inc.	9,173,515	0.3
12,129 (1)	AppLovin Corp. - Class A	8,172,763	0.3
46,269 (1)	Arista Networks, Inc.	6,062,627	0.2
9,544 (1)	Autodesk, Inc.	2,825,119	0.1
211,598	Broadcom, Inc.	73,234,068	2.8
12,197 (1)	Cadence Design Systems, Inc.	3,812,538	0.1
5,834	CDW Corp.	794,591	0.0
176,574	Cisco Systems, Inc.	13,601,495	0.5
21,626	Cognizant Technology Solutions Corp. - Class A	1,794,958	0.1
34,959	Corning, Inc.	3,061,010	0.1
11,245 (1)	Crowdstrike Holdings, Inc. - Class A	5,271,206	0.2
14,582 (1)	Datadog, Inc. - Class A	1,983,006	0.1
13,505	Dell Technologies, Inc. - Class C	1,700,009	0.1
2,475 (1)	EPAM Systems, Inc.	507,078	0.0
2,585 (1)	F5, Inc.	659,847	0.0
1,062 (1)	Fair Isaac Corp.	1,795,438	0.1
4,808 (1)	First Solar, Inc.	1,255,994	0.0
28,323 (1)	Fortinet, Inc.	2,249,129	0.1
3,230 (1)	Gartner, Inc.	814,864	0.0
25,147	Gen Digital, Inc.	683,747	0.0
6,055 (1)	GoDaddy, Inc. - Class A	751,304	0.0
59,121	Hewlett Packard Enterprise Co.	1,420,086	0.1
41,882	HP, Inc.	933,131	0.0
200,908 (1)	Intel Corp.	7,413,505	0.3
41,883	International Business Machines Corp.	12,406,163	0.5
12,493	Intuit, Inc.	8,275,613	0.3
4,787	Jabil, Inc.	1,091,532	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,700 (1)	Keysight Technologies, Inc.	$1,564,563	0.1
5,887	KLA Corp.	7,153,176	0.3
56,280	Lam Research Corp.	9,634,010	0.4
24,216	Microchip Technology, Inc.	1,543,044	0.1
50,295	Micron Technology, Inc.	14,354,696	0.5
333,027	Microsoft Corp.	161,058,518	6.1
2,147	Monolithic Power Systems, Inc.	1,945,955	0.1
7,463	Motorola Solutions, Inc.	2,860,717	0.1
8,944	NetApp, Inc.	957,813	0.0
1,088,824	NVIDIA Corp.	203,065,676	7.7
11,277	NXP Semiconductors NV	2,447,786	0.1
18,030 (1)	ON Semiconductor Corp.	976,325	0.0
75,365	Oracle Corp.	14,689,392	0.6
102,355 (1)	Palantir Technologies, Inc. - Class A	18,193,601	0.7
30,648 (1)	Palo Alto Networks, Inc.	5,645,362	0.2
5,368 (1)	PTC, Inc.	935,159	0.0
9,384	Qnity Electronics, Inc.	766,204	0.0
47,989	Qualcomm, Inc.	8,208,519	0.3
4,823	Roper Technologies, Inc.	2,146,862	0.1
42,657	Salesforce, Inc.	11,300,266	0.4
6,238 (1)	Sandisk Corp.	1,480,777	0.1
9,762	Seagate Technology Holdings PLC	2,688,357	0.1
46,484 (1)	ServiceNow, Inc.	7,120,884	0.3
6,662	Skyworks Solutions, Inc.	422,437	0.0
22,469 (1)	Super Micro Computer, Inc.	657,668	0.0
8,323 (1)	Synopsys, Inc.	3,909,480	0.2
13,182	TE Connectivity PLC	2,999,037	0.1
2,104 (1)	Teledyne Technologies, Inc.	1,074,576	0.0
7,017	Teradyne, Inc.	1,358,211	0.1
40,713	Texas Instruments, Inc.	7,063,298	0.3
10,661 (1)	Trimble, Inc.	835,289	0.0
1,928 (1)	Tyler Technologies, Inc.	875,216	0.0
3,738	VeriSign, Inc.	908,147	0.0
15,320	Western Digital Corp.	2,639,176	0.1
9,723 (1)	Workday, Inc. - Class A	2,088,306	0.1
2,270 (1)	Zebra Technologies Corp. - Class A	551,201	0.0
		901,455,293	34.0
	Materials: 1.8%
9,972	Air Products and Chemicals, Inc.	2,463,284	0.1
5,274	Albemarle Corp.	745,955	0.0
103,432	Amcor PLC	862,623	0.0
3,463	Avery Dennison Corp.	629,851	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
12,008	Ball Corp.	$636,064	0.0
6,989	CF Industries Holdings, Inc.	540,529	0.0
30,278	Corteva, Inc.	2,029,534	0.1
30,033	CRH PLC US	3,748,118	0.2
31,848	Dow, Inc.	744,606	0.0
18,773	DuPont de Nemours, Inc.	754,675	0.0
11,422	Ecolab, Inc.	2,998,504	0.1
64,341	Freeport-McMoRan, Inc.	3,267,879	0.1
11,475	International Flavors & Fragrances, Inc.	773,300	0.0
23,660	International Paper Co.	931,967	0.0
20,923	Linde PLC US	8,921,358	0.4
11,538	LyondellBasell Industries NV - Class A	499,595	0.0
2,702	Martin Marietta Materials, Inc.	1,682,427	0.1
14,222	Mosaic Co.	342,608	0.0
48,897	Newmont Corp.	4,882,366	0.2
10,255	Nucor Corp.	1,672,693	0.1
4,004	Packaging Corp. of America	825,745	0.0
10,055	PPG Industries, Inc.	1,030,235	0.1
10,330	Sherwin-Williams Co.	3,347,230	0.1
23,398	Smurfit WestRock PLC	904,801	0.0
6,151	Steel Dynamics, Inc.	1,042,287	0.1
5,920	Vulcan Materials Co.	1,688,502	0.1
		47,966,736	1.8
	Real Estate: 1.8%
6,969	Alexandria Real Estate Equities, Inc.	341,063	0.0
20,977	American Tower Corp.	3,682,932	0.1
6,337	AvalonBay Communities, Inc.	1,148,961	0.1
6,604	Boston Properties, Inc.	445,638	0.0
4,767	Camden Property Trust	524,751	0.0
13,135 (1)	CBRE Group, Inc. - Class A	2,111,977	0.1
18,990 (1)	CoStar Group, Inc.	1,276,888	0.1
19,513	Crown Castle, Inc.	1,734,120	0.1
14,468	Digital Realty Trust, Inc.	2,238,344	0.1
4,399	Equinix, Inc.	3,370,338	0.1
15,514	Equity Residential	978,003	0.0
2,886	Essex Property Trust, Inc.	755,209	0.0
9,510	Extra Space Storage, Inc.	1,238,392	0.1
3,518	Federal Realty Investment Trust	354,614	0.0
31,139	Healthpeak Properties, Inc.	500,715	0.0
28,657	Host Hotels & Resorts, Inc.	508,089	0.0
25,271	Invitation Homes, Inc.	702,281	0.0
13,245	Iron Mountain, Inc.	1,098,673	0.1
30,343	Kimco Realty Corp.	615,053	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
5,246	Mid-America Apartment Communities, Inc.	$728,722	0.0
41,620	Prologis, Inc.	5,313,209	0.2
7,076	Public Storage	1,836,222	0.1
41,219	Realty Income Corp.	2,323,515	0.1
7,376	Regency Centers Corp.	509,165	0.0
4,774	SBA Communications Corp.	923,435	0.0
14,628	Simon Property Group, Inc.	2,707,789	0.1
13,476	UDR, Inc.	494,300	0.0
21,048	Ventas, Inc.	1,628,694	0.1
47,891	VICI Properties, Inc.	1,346,695	0.1
30,753	Welltower, Inc.	5,708,064	0.2
32,300	Weyerhaeuser Co.	765,187	0.0
		47,911,038	1.8
	Utilities: 2.2%
31,908	AES Corp.	457,561	0.0
11,518	Alliant Energy Corp.	748,785	0.0
12,120	Ameren Corp.	1,210,303	0.1
23,984	American Electric Power Co., Inc.	2,765,595	0.1
8,743	American Water Works Co., Inc.	1,140,962	0.0
7,193	Atmos Energy Corp.	1,205,763	0.0
29,253	CenterPoint Energy, Inc.	1,121,560	0.0
13,636	CMS Energy Corp.	953,565	0.0
16,173	Consolidated Edison, Inc.	1,606,302	0.1
13,993	Constellation Energy Corp.	4,943,307	0.2
38,262	Dominion Energy, Inc.	2,241,771	0.1
9,306	DTE Energy Co.	1,200,288	0.0
34,845	Duke Energy Corp.	4,084,182	0.2
17,241	Edison International	1,034,805	0.0
20,011	Entergy Corp.	1,849,617	0.1
10,315	Evergy, Inc.	747,734	0.0
16,802	Eversource Energy	1,131,279	0.0
45,269	Exelon Corp.	1,973,276	0.1
23,295	FirstEnergy Corp.	1,042,917	0.0
93,317	NextEra Energy, Inc.	7,491,489	0.3
21,382	NiSource, Inc.	892,912	0.0
8,587	NRG Energy, Inc.	1,367,394	0.1
98,483	PG&E Corp.	1,582,622	0.1
5,363	Pinnacle West Capital Corp.	475,698	0.0
33,146	PPL Corp.	1,160,773	0.0
22,366	Public Service Enterprise Group, Inc.	1,795,990	0.1
29,245	Sempra Energy	2,582,041	0.1
49,338	Southern Co.	4,302,274	0.2
14,271	Vistra Corp.	2,302,340	0.1
14,572	WEC Energy Group, Inc.	1,536,763	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
26,505	Xcel Energy, Inc.	$1,957,659	0.1
		58,907,527	2.2
	Total Common Stock
	(Cost $1,482,374,642)	2,618,458,548	98.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.0%
423,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $423,091, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $431,580, due 01/31/26-11/15/55)	423,000	0.0
28,468 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $28,474, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $29,037, due 04/30/26-11/15/34)	28,468	0.0
	Total Repurchase Agreements
	(Cost $451,468)	451,468	0.0

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.4%
37,958,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $37,958,000)	$37,958,000	1.4

	Total Short-Term Investments
	(Cost $38,409,468)	$38,409,468	1.4

	Total Investments in Securities
	(Cost $1,520,784,110)	$2,656,868,016	100.2
	Liabilities in Excess of Other Assets	(5,105,985)	(0.2)
	Net Assets	$2,651,762,031	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$2,618,458,548	$—	$—	$2,618,458,548
Short-Term Investments	37,958,000	451,468	—	38,409,468
Total Investments, at fair value	$2,656,416,548	$451,468	$—	$2,656,868,016
Liabilities Table
Other Financial Instruments+
Futures	$(256,860)	$—	$—	$(256,860)
Total Liabilities	$(256,860)	$—	$—	$(256,860)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	122	03/20/26	$42,044,250	$(256,860)
			$42,044,250	$(256,860)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$256,860
Total Liability Derivatives		$256,860

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$5,882,646

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Derivatives not accounted for as hedging instruments	Futures
Total	$5,882,646

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(244,810)
Total	$(244,810)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,528,114,798.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,195,747,067
Gross Unrealized Depreciation	(67,250,709)
Net Unrealized Appreciation	$1,128,496,358

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.7%
	Diversified REITs: 2.5%
119,963	Essential Properties Realty Trust, Inc.	$3,558,103	2.5

	Health Care REITs: 20.9%
64,441	American Healthcare REIT, Inc.	3,032,594	2.1
135,802	Healthpeak Properties, Inc.	2,183,696	1.5
83,155	Omega Healthcare Investors, Inc.	3,687,093	2.6
37,485	Ventas, Inc.	2,900,589	2.0
97,571	Welltower, Inc.	18,110,153	12.7
		29,914,125	20.9
	Hotel & Resort REITs: 2.1%
92,039	Host Hotels & Resorts, Inc.	1,631,851	1.1
156,355	Sunstone Hotel Investors, Inc.	1,397,814	1.0
		3,029,665	2.1
	Industrial REITs: 17.6%
21,522	EastGroup Properties, Inc.	3,833,929	2.7
69,152	First Industrial Realty Trust, Inc.	3,960,335	2.8
17,199	L.P. Industrial Trust	852,726	0.6
98,172	Prologis, Inc.	12,532,638	8.8
106,862	STAG Industrial, Inc.	3,928,247	2.7
		25,107,875	17.6
	Multi-Family Residential REITs: 2.2%
20,032	Camden Property Trust	2,205,122	1.6
61,477	Veris Residential, Inc.	914,778	0.6
		3,119,900	2.2
	Office REITs: 3.8%
8,156	Boston Properties, Inc.	550,367	0.4
52,411	COPT Defense Properties	1,457,026	1.0
53,380	Cousins Properties, Inc.	1,376,136	1.0
62,535	Vornado Realty Trust	2,081,165	1.4
		5,464,694	3.8
	Other Specialized REITs: 3.0%
50,893	Iron Mountain, Inc.	4,221,574	3.0

	Residential REITs: 6.3%
55,793	Equity Residential	3,517,191	2.5
148,289	UDR, Inc.	5,439,240	3.8
		8,956,431	6.3
	Retail REITs: 15.7%
185,343	Brixmor Property Group, Inc.	4,859,693	3.4
37,942	Getty Realty Corp.	1,038,473	0.8
49,451 (1)	NetSTREIT Corp.	872,316	0.6
60,696	Realty Income Corp.	3,421,434	2.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Retail REITs: (continued)
10,630	Regency Centers Corp.	$733,789	0.5
50,840	Simon Property Group, Inc.	9,410,992	6.6
60,971	Tanger Factory Outlet Centers, Inc.	2,034,602	1.4
		22,371,299	15.7
	Self-Storage REITs: 5.7%
137,780	CubeSmart	4,966,969	3.5
12,380	Public Storage	3,212,610	2.2
		8,179,579	5.7
	Single-Family Residential REITs: 2.9%
109,136	American Homes 4 Rent - Class A	3,503,266	2.4
11,013	Equity LifeStyle Properties, Inc.	667,498	0.5
		4,170,764	2.9
	Specialized REITs: 16.0%
7,810	American Tower Corp.	1,371,202	1.0
13,442	Digital Realty Trust, Inc.	2,079,612	1.5
18,312	Equinix, Inc.	14,029,922	9.8
190,244	VICI Properties, Inc.	5,349,661	3.7
		22,830,397	16.0
	Total Common Stock
	(Cost $135,133,191)	140,924,406	98.7

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.6%
829,990 (2)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $830,169, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $846,824, due 01/31/26-11/15/55)	829,990	0.6

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
54,010 (2)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $54,021, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $55,090, due 04/30/26-11/15/34)	$54,010	0.0
	Total Repurchase Agreements
	(Cost $884,000)	884,000	0.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.6%
893,450 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $893,450)	$893,450	0.6

	Total Short-Term Investments
	(Cost $1,777,450)	1,777,450	1.2

	Total Investments in Securities
	(Cost $136,910,641)	$142,701,856	99.9
	Assets in Excess of Other Liabilities	183,207	0.1
	Net Assets	$142,885,063	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$140,924,406	$—	$—	$140,924,406
Short-Term Investments	893,450	884,000	—	1,777,450
Total Investments, at fair value	$141,817,856	$884,000	$—	$142,701,856

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $139,045,812.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,234,480
Gross Unrealized Depreciation	(7,578,463)
Net Unrealized Appreciation	$3,656,017

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.2%
	Communication Services: 1.2%
33,161 (1)(2)	AMC Entertainment Holdings, Inc. - Class A $	$51,731	0.0
1,490 (1)	AMC Networks, Inc. - Class A	14,185	0.0
11,159 (1)	CarGurus, Inc.	427,948	0.2
2,959 (1)	Cars.com, Inc.	36,100	0.0
6,491 (1)	EchoStar Corp. - Class A	705,572	0.3
1,997 (1)	Globalstar, Inc.	121,897	0.0
3,623 (1)	Gogo, Inc.	16,883	0.0
5,366	Gray Television, Inc.	25,971	0.0
1,957 (1)	IMAX Corp.	72,331	0.0
1,591	Iridium Communications, Inc.	27,652	0.0
4,667	John Wiley & Sons, Inc. - Class A	142,950	0.1
48,885 (1)	Lumen Technologies, Inc.	379,836	0.1
16,523 (1)	Magnite, Inc.	268,168	0.1
12,403 (1)	Nextdoor Holdings, Inc.	26,046	0.0
17,078	Playtika Holding Corp.	67,458	0.0
4,173 (1)	PubMatic, Inc. - Class A	37,015	0.0
4,403 (1)	QuinStreet, Inc.	63,271	0.0
4,711	Scholastic Corp.	139,587	0.1
26,104 (1)	Stagwell, Inc.	127,649	0.1
8,675 (1)	TechTarget, Inc.	46,845	0.0
3,769	Telephone and Data Systems, Inc.	154,529	0.1
7,680 (1)	Thryv Holdings, Inc.	46,464	0.0
11,444 (1)	Yelp, Inc.	347,783	0.1
		3,347,871	1.2

	Consumer Discretionary: 10.7%
1,495 (1)	Abercrombie & Fitch Co. - Class A	188,176	0.1
11,593	Acushnet Holdings Corp.	925,353	0.3
15,860 (1)	Adient PLC	304,036	0.1
3,981 (1)	Adtalem Global Education, Inc.	411,914	0.1
14,327	American Eagle Outfitters, Inc.	377,803	0.1
3,777 (1)	American Public Education, Inc.	142,771	0.0
813 (1)	Asbury Automotive Group, Inc.	189,047	0.1
2,595 (1)	Beazer Homes USA, Inc.	52,601	0.0
486 (1)	Biglari Holdings, Inc. - Class B	161,561	0.1
2,763 (1)(2)	Black Rock Coffee Bar, Inc. - Class A	61,477	0.0
1,372 (1)	Boot Barn Holdings, Inc.	242,117	0.1
20,886 (1)	Bright Horizons Family Solutions, Inc.	2,117,840	0.7
1,417 (1)	Brinker International, Inc.	203,368	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,446	Buckle, Inc.	$237,505	0.1
17,973 (1)	Capri Holdings Ltd.	438,541	0.1
500 (1)	Cavco Industries, Inc.	295,370	0.1
1,587	Century Communities, Inc.	94,188	0.0
8,821	Dana, Inc.	209,587	0.1
79,263 (1)(2)	Driven Brands Holdings, Inc.	1,174,678	0.4
17,239 (1)	EVgo, Inc.	50,165	0.0
4,407 (1)	Five Below, Inc.	830,103	0.3
31,777	Garrett Motion, Inc.	553,873	0.2
34,643	Gentex Corp.	806,143	0.3
6,377 (1)	GigaCloud Technology, Inc. - Class A	250,489	0.1
4,035 (1)	Green Brick Partners, Inc.	252,833	0.1
428	Group 1 Automotive, Inc.	168,332	0.1
5,265 (1)	Hilton Grand Vacations, Inc.	235,609	0.1
1,566	Installed Building Products, Inc.	406,205	0.1
14,496 (2)	Jack in the Box, Inc.	274,699	0.1
4,013	KB Home	226,373	0.1
7,378	Kohl's Corp.	150,585	0.1
4,840 (1)(2)	Kura Sushi USA, Inc. - Class A	253,277	0.1
8,667 (1)	Laureate Education, Inc.	291,818	0.1
505	LCI Industries	61,277	0.0
2,711 (1)	M/I Homes, Inc.	346,872	0.1
1,870	Marriott Vacations Worldwide Corp.	107,880	0.0
38,215 (1)	McGraw Hill, Inc.	630,548	0.2
2,503	Meritage Homes Corp.	164,697	0.1
19,966 (1)	Modine Manufacturing Co.	2,665,661	0.9
13,106	Monarch Casino & Resort, Inc.	1,254,244	0.4
10,901 (1)	Motorcar Parts of America, Inc.	134,518	0.0
13,413	OneSpaWorld Holdings Ltd.	278,186	0.1
1,484	Patrick Industries, Inc.	160,910	0.1
34,360 (1)(2)	Peloton Interactive, Inc. - Class A	211,658	0.1
4,084	Phinia, Inc.	256,026	0.1
17,453 (1)	Planet Fitness, Inc. - Class A	1,893,127	0.6
5,453	Polaris, Inc.	344,902	0.1
6,184	Pool Corp.	1,414,590	0.5
11,533 (1)	RealReal, Inc.	181,991	0.1
6,419 (1)	SeaWorld Entertainment, Inc.	233,010	0.1
17,396 (1)	Shake Shack, Inc. - Class A	1,412,033	0.5
8,254	Signet Jewelers Ltd.	684,092	0.2
4,632 (1)	Skyline Champion Corp.	391,404	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,169	Sonic Automotive, Inc. - Class A	$72,314	0.0
26,486	Super Group SGHC Ltd.	316,508	0.1
8,044 (1)	Taylor Morrison Home Corp.	473,550	0.2
22,490 (1)	Topgolf Callaway Brands Corp.	262,458	0.1
13,111 (1)	Tri Pointe Homes, Inc.	412,603	0.1
6,344 (1)	Urban Outfitters, Inc.	477,449	0.2
4,638	Vail Resorts, Inc.	615,926	0.2
5,498 (1)	Victoria's Secret & Co.	297,827	0.1
43,391 (1)	Warby Parker, Inc. - Class A	945,490	0.3
12,992	Wolverine World Wide, Inc.	235,805	0.1
22,488	Wyndham Hotels & Resorts, Inc.	1,699,193	0.6
		31,215,186	10.7

	Consumer Staples: 3.2%
7,054	Andersons, Inc.	375,061	0.1
1,976 (1)	BellRing Brands, Inc.	52,818	0.0
6,862 (1)	BJ's Wholesale Club Holdings, Inc.	617,786	0.2
2,480	Cal-Maine Foods, Inc.	197,334	0.1
2,672 (1)	Central Garden & Pet Co. - Class A	77,996	0.0
18,276 (1)	Chefs' Warehouse, Inc.	1,139,143	0.4
12,737	Dole PLC	190,928	0.1
1,360	Fresh Del Monte Produce, Inc.	48,457	0.0
18,071 (1)	Freshpet, Inc.	1,101,066	0.4
12,916 (1)	Mama's Creations, Inc.	174,237	0.1
4,240 (1)	Nature's Sunshine Products, Inc.	91,499	0.0
5,527 (1)	Oddity Tech Ltd. - Class A	222,075	0.1
17,887 (1)	Performance Food Group Co.	1,608,399	0.5
80,989	Primo Brands Corp. - Class A	1,324,170	0.5
36,147 (1)	SunOpta, Inc.	137,359	0.0
1,128	Turning Point Brands, Inc.	122,275	0.0
6,033 (1)	United Natural Foods, Inc.	203,131	0.1
136,454	Utz Brands, Inc.	1,416,392	0.5
3,259 (1)	Vita Coco Co., Inc.	172,760	0.1
4,274 (1)(2)	Vital Farms, Inc.	136,511	0.0
		9,409,397	3.2

	Energy: 4.2%
1,845 (1)	Bristow Group, Inc.	67,564	0.0
38,336	Cactus, Inc. - Class A	1,751,188	0.6
2,709	California Resources Corp.	121,119	0.0
731 (1)(2)	Centrus Energy Corp. - Class A	177,458	0.1
1,126	Chord Energy Corp.	104,380	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
64,674 (1)	Clean Energy Fuels Corp.	$135,815	0.1
9,845 (1)	CNX Resources Corp.	362,001	0.1
856	Core Natural Resources, Inc.	75,765	0.0
3,027 (1)	CVR Energy, Inc.	77,007	0.0
4,487	Delek US Holdings, Inc.	133,084	0.0
11,354	DT Midstream, Inc.	1,358,847	0.5
16,024 (1)	Energy Fuels, Inc./ Canada	232,989	0.1
6,089	Excelerate Energy, Inc. - Class A	170,796	0.1
51,005	Flowco Holdings, Inc. - Class A	955,834	0.3
7,097 (1)	Forum Energy Technologies, Inc.	262,234	0.1
1,350 (1)	Gulfport Energy Corp.	280,786	0.1
1,672	International Seaways, Inc.	81,176	0.0
16,024	Liberty Energy, Inc.	295,803	0.1
7,545	Magnolia Oil & Gas Corp. - Class A	165,160	0.1
5,670	Murphy Oil Corp.	177,188	0.1
11,937 (1)	National Energy Services Reunited Corp.	186,933	0.1
13,280 (1)(2)	New Fortress Energy, Inc.	15,139	0.0
4,394	Noble Corp. PLC	124,087	0.0
9,512 (1)	Oceaneering International, Inc.	228,573	0.1
30,602 (1)	Oil States International, Inc.	207,176	0.1
3,240	Ovintiv, Inc.	126,976	0.0
13,436 (1)	Par Pacific Holdings, Inc.	472,141	0.2
18,182	Patterson-UTI Energy, Inc.	111,092	0.0
4,054	PBF Energy, Inc. - Class A	109,944	0.0
10,581	Peabody Energy Corp.	314,256	0.1
9,555 (1)	ProPetro Holding Corp.	90,868	0.0
10,644	Ranger Energy Services, Inc. - Class A	148,803	0.1
362	Scorpio Tankers, Inc.	18,400	0.0
67,771	SM Energy Co.	1,267,318	0.4
33,001	Teekay Corp. Ltd.	297,999	0.1
7,564	Teekay Tankers Ltd. - Class A	404,069	0.1
2,382 (1)	Tidewater, Inc.	120,315	0.0
103,758 (1)	Transocean Ltd.	428,521	0.2
20,528 (1)	Uranium Energy Corp.	239,767	0.1
1,612 (1)	Valaris Ltd.	81,245	0.0
2,043	Weatherford International PLC	159,885	0.1
7,689	World Fuel Services Corp.	180,153	0.1
		12,319,854	4.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: 19.0%
56,167 (1)(2)	Accelerant Holdings - Class A	$918,330	0.3
1,956	Amerant Bancorp, Inc.	38,162	0.0
7,315	Ameris Bancorp	543,285	0.2
6,471	Apollo Commercial Real Estate Finance, Inc.	62,639	0.0
2,231	Associated Banc-Corp.	57,471	0.0
1,414	Atlantic Union Bankshares Corp.	49,914	0.0
3,891 (1)	Axos Financial, Inc.	335,249	0.1
26,204	Banc of California, Inc.	505,475	0.2
3,083	Banco Latinoamericano de Comercio Exterior SA - Class E	137,502	0.1
17,066	Bank of NT Butterfield & Son Ltd.	850,228	0.3
29,428	BankUnited, Inc.	1,311,606	0.5
451	BayCom Corp.	13,259	0.0
4,016	Berkshire Hills Bancorp, Inc.	105,902	0.0
39,972	BGC Group, Inc. - Class A	356,950	0.1
4,801 (1)	Bridgewater Bancshares, Inc.	84,162	0.0
1,414	Brightsphere Investment Group, Inc.	66,458	0.0
23,056	BrightSpire Capital, Inc.	129,114	0.0
37,288 (1)	BRP Group, Inc. - Class A	896,031	0.3
4,845 (1)(2)	Bullish	183,480	0.1
19,813	Burford Capital Ltd.	176,732	0.1
556	Burke & Herbert Financial Services Corp.	34,644	0.0
5,501	Business First Bancshares, Inc.	143,796	0.1
12,684	Byline Bancorp, Inc.	369,739	0.1
667	Capital City Bank Group, Inc.	28,394	0.0
4,084	Capitol Federal Financial, Inc.	27,812	0.0
1,764	Central Pacific Financial Corp.	54,966	0.0
1,168	ChoiceOne Financial Services, Inc.	34,479	0.0
6,790	CNB Financial Corp.	177,694	0.1
8,276	CNO Financial Group, Inc.	351,482	0.1
30,808	Commerce Bancshares, Inc.	1,612,491	0.6
2,145	Community Trust Bancorp, Inc.	121,192	0.0
11,775	ConnectOne Bancorp, Inc.	308,740	0.1
13,331	Cullen/Frost Bankers, Inc.	1,688,105	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,908 (1)	Customers Bancorp, Inc.	$724,473	0.3
8,010	DigitalBridge Group, Inc.	122,873	0.0
1,452	Dime Community Bancshares, Inc.	43,691	0.0
4,757 (1)	Donnelley Financial Solutions, Inc.	222,104	0.1
32,910	Eastern Bankshares, Inc.	606,531	0.2
10,286	Ellington Financial, Inc.	139,684	0.1
4,917	Enact Holdings, Inc.	194,910	0.1
5,790 (1)	Enova International, Inc.	910,188	0.3
6,915	Enterprise Financial Services Corp.	373,410	0.1
7,526	Equity Bancshares, Inc. - Class A	336,036	0.1
5,453	Essent Group Ltd.	354,500	0.1
5,840	Evercore, Inc. - Class A	1,987,060	0.7
8,768	EVERTEC, Inc.	255,061	0.1
875	FB Financial Corp.	48,825	0.0
11,399	Fidelis Insurance Holdings Ltd.	223,078	0.1
7,801	Financial Institutions, Inc.	243,157	0.1
18,110	First BanCorp/Puerto Rico	375,420	0.1
47,027	First Financial Bancorp	1,176,616	0.4
5,163	First Financial Corp.	311,948	0.1
39,989	First Hawaiian, Inc.	1,011,722	0.4
32,905	First Horizon Corp.	786,429	0.3
35,924	First Interstate BancSystem, Inc. - Class A	1,242,970	0.4
6,518	First Merchants Corp.	244,295	0.1
4,185	First Mid Bancshares, Inc.	163,215	0.1
2,910	FirstCash Holdings, Inc.	463,796	0.2
1,579	Five Star Bancorp	56,497	0.0
5,343	Fulton Financial Corp.	103,280	0.0
3,069 (1)	Hamilton Insurance Group Ltd. - Class B	85,625	0.0
3,323	Hancock Whitney Corp.	211,609	0.1
8,616	Hanmi Financial Corp.	232,890	0.1
7,877	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	247,574	0.1
508	HBT Financial, Inc.	13,132	0.0
23,897	Heritage Commerce Corp.	287,003	0.1
1,287 (1)	Heritage Insurance Holdings, Inc.	37,658	0.0
8,660	Hilltop Holdings, Inc.	293,920	0.1
703	HomeTrust Bancshares, Inc.	30,187	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,048	Horace Mann Educators Corp.	$94,577	0.0
19,637	Horizon Bancorp, Inc.	333,044	0.1
502	Independent Bank Corp.	36,686	0.0
5,419	Jackson Financial, Inc. - Class A	577,936	0.2
4,018	Kinsale Capital Group, Inc.	1,571,520	0.5
53,905	Ladder Capital Corp.	592,416	0.2
5,392 (1)	LendingClub Corp.	102,124	0.0
552 (1)	LendingTree, Inc.	29,306	0.0
6,601	Marex Group PLC	253,214	0.1
10,871	MarketAxess Holdings, Inc.	1,970,369	0.7
57,877 (1)	Marqeta, Inc. - Class A	274,916	0.1
4,927	Mercantile Bank Corp.	236,989	0.1
1,202	Mercury General Corp.	113,060	0.0
3,544	Metropolitan Bank Holding Corp.	270,620	0.1
22,589 (1)(2)	Miami International Holdings, Inc.	1,002,500	0.3
920	Mid Penn Bancorp, Inc.	28,538	0.0
2,677	MidWestOne Financial Group, Inc.	103,064	0.0
15,650	Moelis & Co. - Class A	1,075,781	0.4
8,793	Morningstar, Inc.	1,910,807	0.7
1,818	National Bank Holdings Corp. - Class A	69,102	0.0
562	Nelnet, Inc. - Class A	74,724	0.0
25,539 (1)	Neptune Insurance Holdings, Inc. - Class A	744,717	0.3
2,452 (1)	NerdWallet, Inc. - Class A	33,225	0.0
12,421	New York Mortgage Trust, Inc.	90,673	0.0
1,156	Nicolet Bankshares, Inc.	140,223	0.1
7,375 (1)	NMI Holdings, Inc. - Class A	300,826	0.1
3,485	Northrim BanCorp, Inc.	92,736	0.0
16,996	OceanFirst Financial Corp.	305,078	0.1
6,033	OFG Bancorp	247,232	0.1
22,180	Old National Bancorp	494,836	0.2
13,256	Old Second Bancorp, Inc.	258,492	0.1
1,487	Origin Bancorp, Inc.	55,926	0.0
14,232 (1)	Oscar Health, Inc. - Class A	204,514	0.1
1,377 (1)	Palomar Holdings, Inc.	185,565	0.1
7,512	Pathward Financial, Inc.	533,352	0.2
3,210	PennyMac Financial Services, Inc.	423,206	0.2
401	Pinnacle Financial Partners, Inc.	38,259	0.0
1,535	Piper Sandler Cos.	521,455	0.2
3,886	PROG Holdings, Inc.	114,598	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,626	Provident Financial Services, Inc.	$51,863	0.0
4,569	QCR Holdings, Inc.	380,598	0.1
8,975	Radian Group, Inc.	323,010	0.1
21,749	RLI Corp.	1,391,501	0.5
1,979	Safety Insurance Group, Inc.	154,184	0.1
1,598	Selective Insurance Group, Inc.	133,705	0.1
16,972	ServisFirst Bancshares, Inc.	1,218,420	0.4
1,957 (1)	Sezzle, Inc.	124,221	0.0
14,689	Simmons First National Corp. - Class A	276,888	0.1
8,510 (1)	SiriusPoint Ltd.	186,284	0.1
886 (1)	Skyward Specialty Insurance Group, Inc.	45,283	0.0
755	SmartFinancial, Inc.	27,927	0.0
12,504	South Plains Financial, Inc.	485,155	0.2
915	Southern Missouri Bancorp, Inc.	54,095	0.0
2,491	Southside Bancshares, Inc.	75,701	0.0
874	Southstate Bank Corp.	82,252	0.0
28,584	StepStone Group, Inc. - Class A	1,834,235	0.6
1,387	Stewart Information Services Corp.	97,451	0.0
5,827 (1)	StoneX Group, Inc.	554,323	0.2
659 (1)	Texas Capital Bancshares, Inc.	59,666	0.0
5,865	Towne Bank/ Portsmouth VA	195,715	0.1
8,847	TPG RE Finance Trust, Inc.	76,173	0.0
2,460	TriCo Bancshares	116,530	0.0
2,438	UMB Financial Corp.	280,468	0.1
1,945	United Bankshares, Inc.	74,688	0.0
1,603	United Community Banks, Inc.	50,046	0.0
1,583	Unity Bancorp, Inc.	81,873	0.0
1,111	Universal Insurance Holdings, Inc.	37,552	0.0
3,159	Univest Financial Corp.	103,426	0.0
4,849 (1)(2)	Upstart Holdings, Inc.	212,047	0.1
2,193	Victory Capital Holdings, Inc. - Class A	138,356	0.1
989	Virtus Investment Partners, Inc.	161,355	0.1
3,274	Walker & Dunlop, Inc.	196,931	0.1
52,577 (1)(2)	Wealthfront Corp.	714,521	0.3
3,109	WesBanco, Inc.	103,343	0.0
15,575	Wintrust Financial Corp.	2,177,696	0.8
6,156 (2)	WisdomTree, Inc.	75,042	0.0
23,673	WSFS Financial Corp.	1,307,697	0.5
		55,103,277	19.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: 13.2%
20,546 (1)	10X Genomics, Inc. - Class A	$335,105	0.1
10,221 (1)	ACADIA Pharmaceuticals, Inc.	273,003	0.1
9,834 (1)	Adaptive Biotechnologies Corp.	159,704	0.1
597 (1)	Addus HomeCare Corp.	64,112	0.0
7,869 (1)	Alkermes PLC	220,175	0.1
6,830 (1)	Alumis, Inc.	66,661	0.0
31,327 (1)	Amicus Therapeutics, Inc.	446,096	0.2
23,001 (1)	Amneal Pharmaceuticals, Inc.	289,813	0.1
4,237 (1)	ANI Pharmaceuticals, Inc.	334,469	0.1
1,813 (1)	Apogee Therapeutics, Inc.	136,845	0.1
3,249 (1)(2)	ArriVent Biopharma, Inc.	65,370	0.0
7,589 (1)	Arrowhead Pharmaceuticals, Inc.	503,834	0.2
23,402 (1)(2)	ARS Pharmaceuticals, Inc.	272,633	0.1
62,430 (1)	Atea Pharmaceuticals, Inc.	222,875	0.1
8,401 (1)	AtriCure, Inc.	332,344	0.1
4,330 (1)	Avanos Medical, Inc.	48,626	0.0
10,688 (1)	Axogen, Inc.	349,818	0.1
1,209 (1)	Axsome Therapeutics, Inc.	220,812	0.1
5,285 (1)	Beam Therapeutics, Inc.	146,500	0.1
5,037 (1)	Beta Bionics, Inc.	153,477	0.1
5,619 (1)(2)	Billiontoone, Inc. - Class A	459,859	0.2
23,144 (1)	BioCryst Pharmaceuticals, Inc.	180,523	0.1
26,344 (1)	Biohaven Ltd.	297,424	0.1
10,361 (1)	Bridgebio Pharma, Inc.	792,513	0.3
5,136 (1)	BrightSpring Health Services, Inc.	192,343	0.1
42,250 (1)(2)	Butterfly Network, Inc.	160,550	0.1
10,119 (1)	Capricor Therapeutics, Inc.	292,034	0.1
3,814 (1)	Castle Biosciences, Inc.	148,365	0.1
12,239 (1)	Catalyst Pharmaceuticals, Inc.	285,658	0.1
1,820 (1)	Celcuity, Inc.	181,527	0.1
2,947 (1)	Celldex Therapeutics, Inc.	80,040	0.0
16,246 (1)	Ceribell, Inc.	356,275	0.1
4,404 (1)	CG oncology, Inc.	182,854	0.1
4,026	Chemed Corp.	1,722,564	0.6
8,602 (1)	Cogent Biosciences, Inc.	305,543	0.1
78,951	Concentra Group Holdings Parent, Inc.	1,553,756	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,667 (1)	Corcept Therapeutics, Inc.	$162,412	0.1
8,526 (1)	Crinetics Pharmaceuticals, Inc.	396,885	0.1
4,987 (1)	CRISPR Therapeutics AG	261,518	0.1
11,126 (1)	CryoPort, Inc.	106,810	0.0
7,339 (1)	Cullinan Oncology, Inc.	75,959	0.0
6,040 (1)	Cytokinetics, Inc.	383,782	0.1
22,663 (1)	Doximity, Inc. - Class A	1,003,518	0.3
30,839 (1)	Dynavax Technologies Corp.	474,304	0.2
4,814 (1)	Edgewise Therapeutics, Inc.	119,459	0.0
5,330	Embecta Corp.	63,320	0.0
15,848	Encompass Health Corp.	1,682,107	0.6
3,294	Ensign Group, Inc.	573,815	0.2
83,016 (1)	Envista Holdings Corp.	1,802,277	0.6
695 (1)	GeneDx Holdings Corp.	90,392	0.0
3,871 (1)	Glaukos Corp.	437,075	0.2
20,241 (1)	Gossamer Bio, Inc.	62,747	0.0
1,764 (1)	GRAIL, Inc.	150,981	0.1
6,762 (1)	Guardant Health, Inc.	690,671	0.2
4,664 (1)	Haemonetics Corp.	373,820	0.1
3,590 (1)	Halozyme Therapeutics, Inc.	241,607	0.1
31,013 (1)	Health Catalyst, Inc.	74,121	0.0
16,914 (1)	HealthEquity, Inc.	1,549,492	0.5
10,760	HealthStream, Inc.	248,233	0.1
1,892 (1)(2)	HeartFlow, Inc.	55,152	0.0
8,903 (1)	Hinge Health, Inc. - Class A	413,544	0.1
11,380 (1)	ICU Medical, Inc.	1,623,585	0.6
4,374 (1)	Ideaya Biosciences, Inc.	151,209	0.1
6,518 (1)	Indivior PLC	233,866	0.1
17,512 (1)	Inogen, Inc.	117,681	0.0
10,121 (1)	Integra LifeSciences Holdings Corp.	125,703	0.0
5,248 (1)(2)	Intellia Therapeutics, Inc.	47,179	0.0
32,506 (1)	Iovance Biotherapeutics, Inc.	88,741	0.0
2,346 (1)	iRhythm Technologies, Inc.	416,274	0.1
7,891 (1)	Janux Therapeutics, Inc.	108,896	0.0
1,564 (1)	Krystal Biotech, Inc.	385,589	0.1
4,954 (1)	Kymera Therapeutics, Inc.	385,471	0.1
3,200 (1)	Lantheus Holdings, Inc.	212,960	0.1
5,748 (1)	Liquidia Corp.	198,248	0.1
1,296 (1)	Madrigal Pharmaceuticals, Inc.	754,713	0.3
1,182 (1)	Medpace Holdings, Inc.	663,870	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,957 (1)	Mind Medicine MindMed, Inc.	$79,764	0.0
3,828 (1)	Mirum Pharmaceuticals, Inc.	302,374	0.1
4,594 (1)	Molina Healthcare, Inc.	797,243	0.3
957	National HealthCare Corp.	131,195	0.0
5,290 (1)	NeoGenomics, Inc.	62,210	0.0
10,593 (1)	Novocure Ltd.	136,967	0.1
2,918 (1)	Nuvalent, Inc. - Class A	293,522	0.1
24,000 (1)	Ocular Therapeutix, Inc.	291,360	0.1
22,006 (1)	Oncology Institute, Inc.	78,341	0.0
10,743 (1)	Option Care Health, Inc.	342,272	0.1
7,147 (1)	ORIC Pharmaceuticals, Inc.	58,462	0.0
6,298 (1)(2)	Outset Medical, Inc.	23,366	0.0
5,257 (1)	Pediatrix Medical Group, Inc.	112,447	0.0
4,802 (1)(2)	Phathom Pharmaceuticals, Inc.	79,665	0.0
11,650	Phibro Animal Health Corp. - Class A	435,244	0.2
15,587 (1)	Progyny, Inc.	400,274	0.1
8,644 (1)	Prothena Corp. PLC	82,550	0.0
3,207 (1)	PTC Therapeutics, Inc.	243,604	0.1
25,111 (1)	Pulmonx Corp.	55,495	0.0
52,242 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	213,670	0.1
5,487 (1)	REGENXBIO, Inc.	79,013	0.0
30,629 (1)	Replimune Group, Inc.	297,714	0.1
2,674 (1)	Rhythm Pharmaceuticals, Inc.	286,225	0.1
3,975 (1)	Scholar Rock Holding Corp.	175,099	0.1
5,437 (1)	SI-BONE, Inc.	107,218	0.0
2,116 (1)	Sight Sciences, Inc.	16,780	0.0
4,433 (1)	Soleno Therapeutics, Inc.	205,248	0.1
5,407 (1)	Stoke Therapeutics, Inc.	171,618	0.1
2,973 (1)	Supernus Pharmaceuticals, Inc.	147,758	0.1
2,042 (1)	Surgery Partners, Inc.	31,549	0.0
4,681 (1)	Syndax Pharmaceuticals, Inc.	98,348	0.0
8,178 (1)	Tandem Diabetes Care, Inc.	179,752	0.1
12,451 (1)	Terns Pharmaceuticals, Inc.	503,020	0.2
5,766 (1)	Theravance Biopharma, Inc.	107,882	0.0
2,496 (1)	TransMedics Group, Inc.	303,638	0.1
10,288 (1)	Travere Therapeutics, Inc.	393,104	0.1
909 (1)	Twist Bioscience Corp.	28,833	0.0
3,442 (1)	Tyra Biosciences, Inc.	90,490	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,396	US Physical Therapy, Inc.	$265,194	0.1
7,173 (1)	Vaxcyte, Inc.	330,962	0.1
13,904 (1)	Veracyte, Inc.	585,358	0.2
4,120 (1)	Vericel Corp.	148,361	0.1
6,576 (1)	Viridian Therapeutics, Inc.	204,645	0.1
7,501 (1)	WaVe Life Sciences Ltd.	127,517	0.0
9,690 (1)	Xencor, Inc.	148,354	0.1
23,656 (1)	Zevra Therapeutics, Inc.	211,958	0.1
		38,307,749	13.2

	Industrials: 19.6%
12,170 (2)	AAON, Inc.	927,962	0.3
13,986	ABM Industries, Inc.	591,608	0.2
45,021 (1)	ACV Auctions, Inc. - Class A	361,068	0.1
1,566 (1)	AeroVironment, Inc.	378,800	0.1
39,267 (1)	Alliance Laundry Holdings, Inc.	799,083	0.3
23,066 (1)(2)	Andersen Group, Inc. - Class A	598,101	0.2
23,804 (1)	API Group Corp.	910,741	0.3
1,558	Apogee Enterprises, Inc.	56,727	0.0
8,956	Applied Industrial Technologies, Inc.	2,299,632	0.8
9,083 (1)	Archer Aviation, Inc. - Class A	68,304	0.0
4,798	Arcosa, Inc.	510,123	0.2
4,185	Atkore, Inc.	264,701	0.1
5,798	Atmus Filtration Technologies, Inc.	300,974	0.1
7,571 (1)	Beta Technologies, Inc. - Class A	213,578	0.1
1,105 (1)(2)	BlackSky Technology, Inc.	20,719	0.0
8,329 (1)	Bloom Energy Corp. - Class A	723,707	0.3
3,714 (1)	Blue Bird Corp.	174,558	0.1
843 (1)	BlueLinx Holdings, Inc.	51,785	0.0
1,756	Boise Cascade Co.	129,242	0.1
2,502	Brink's Co.	292,058	0.1
21,017 (1)	Casella Waste Systems, Inc. - Class A	2,058,405	0.7
1,019 (1)	Cimpress PLC	67,855	0.0
37,485 (1)	Core & Main, Inc. - Class A	1,948,095	0.7
19,283	Costamare, Inc.	304,479	0.1
797 (1)	DXP Enterprises, Inc.	87,503	0.0
3,401 (1)	Dycom Industries, Inc.	1,149,198	0.4
6,285	EnerSys	922,324	0.3
4,065 (1)	ExlService Holdings, Inc.	172,519	0.1
9,593 (1)(2)	Firefly Aerospace, Inc.	214,595	0.1
87,573 (1)	First Advantage Corp.	1,272,436	0.4
5,632 (1)	Fluence Energy, Inc.	111,401	0.0
10,738 (1)	Fluor Corp.	425,547	0.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
16,128	Fortune Brands Innovations, Inc.	$806,723	0.3
1,692	GATX Corp.	286,963	0.1
1,608	Granite Construction, Inc.	185,483	0.1
336	Greenbrier Cos., Inc.	15,705	0.0
8,543	Griffon Corp.	629,192	0.2
174,056 (1)	Hayward Holdings, Inc.	2,689,165	0.9
1,504	Herc Holdings, Inc.	223,164	0.1
144,275 (1)	Hillman Solutions Corp.	1,249,421	0.4
1,209 (1)	Hudson Technologies, Inc.	8,282	0.0
8,863 (1)	IBEX Holdings Ltd.	338,389	0.1
745 (1)	IES Holdings, Inc.	289,820	0.1
3,392 (1)(2)	Innodata, Inc.	172,822	0.1
152,646 (1)	Janus International Group, Inc.	998,305	0.3
19,275 (1)	Joby Aviation, Inc.	254,430	0.1
11,553 (1)(2)	Karman Holdings, Inc.	845,333	0.3
4,267	KBR, Inc.	171,533	0.1
9,993	Kelly Services, Inc. - Class A	87,938	0.0
6,195	Kennametal, Inc.	176,000	0.1
4,311 (1)	Kratos Defense & Security Solutions, Inc.	327,248	0.1
10,781	Landstar System, Inc.	1,549,230	0.5
12,503 (1)	Legalzoom.com, Inc.	124,155	0.0
5,281	Lincoln Electric Holdings, Inc.	1,265,539	0.4
15,267 (1)	Loar Holdings, Inc.	1,038,156	0.4
10,793 (1)(2)	Masterbrand, Inc.	119,155	0.0
8,652 (1)	Matrix Service Co.	101,228	0.0
920	McGrath RentCorp	96,536	0.0
4,515 (1)	Middleby Corp.	671,245	0.2
10,240	MillerKnoll, Inc.	187,187	0.1
1,435	Moog, Inc. - Class A	349,494	0.1
17,826	MSA Safety, Inc.	2,854,656	1.0
4,802	Mueller Industries, Inc.	551,270	0.2
4,259 (1)	MYR Group, Inc.	930,591	0.3
3,803 (1)	Nextracker, Inc. - Class A	331,279	0.1
1,116 (1)	Northwest Pipe Co.	69,739	0.0
36,958 (1)	NOW, Inc.	489,693	0.2
2,828 (1)(2)	NuScale Power Corp.	40,073	0.0
10,692 (1)	Orion Group Holdings, Inc.	106,278	0.0
2,518	Park Aerospace Corp.	53,734	0.0
12,133 (1)	Paylocity Holding Corp.	1,850,282	0.6
7,977 (1)	Planet Labs PBC	157,306	0.1
7,558	Primoris Services Corp.	938,250	0.3
11,615 (1)	Radiant Logistics, Inc.	73,523	0.0
4,616 (1)	RBC Bearings, Inc.	2,069,953	0.7
11,863 (1)	Resideo Technologies, Inc.	416,629	0.2
8,649	Rush Enterprises, Inc. - Class A	466,527	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,868	Safe Bulkers, Inc.	$47,564	0.0
4,614 (1)	Saia, Inc.	1,506,563	0.5
10,625	Simpson Manufacturing Co., Inc.	1,715,619	0.6
2,699 (1)	SkyWest, Inc.	271,007	0.1
4,387 (1)	Standardaero, Inc.	125,819	0.1
2,409 (1)	Sterling Infrastructure, Inc.	737,708	0.3
8,646 (1)	Sunrun, Inc.	159,086	0.1
6,763	Terex Corp.	361,009	0.1
10,342	Tetra Tech, Inc.	346,871	0.1
6,706 (1)	Thermon Group Holdings, Inc.	249,195	0.1
13,750 (1)	Titan International, Inc.	107,662	0.0
1,481	TriNet Group, Inc.	87,572	0.0
4,768	Tutor Perini Corp.	319,551	0.1
3,714	UFP Industries, Inc.	338,160	0.1
85,636 (1)	Verra Mobility Corp.	1,919,103	0.7
2,728	Watts Water Technologies, Inc. - Class A	752,983	0.3
1,523	WESCO International, Inc.	372,587	0.1
110,438	WillScot Mobile Mini Holdings Corp.	2,079,548	0.7
1,558	Woodward, Inc.	471,015	0.2
1,403	Worthington Industries, Inc.	72,353	0.0
		57,106,427	19.6

	Information Technology: 13.0%
2,835	A10 Networks, Inc.	50,151	0.0
2,964 (1)	ACM Research, Inc. - Class A	116,930	0.0
4,939	Adeia, Inc.	85,198	0.0
17,210 (1)	ADTRAN Holdings, Inc.	149,555	0.1
3,055 (1)(2)	Aehr Test Systems	61,680	0.0
52,515 (1)	Allegro MicroSystems, Inc.	1,385,346	0.5
2,065 (1)	Alpha & Omega Semiconductor Ltd.	40,908	0.0
1,937 (1)	Ambarella, Inc.	137,217	0.0
5,064 (1)	Appian Corp. - Class A	179,367	0.1
17,819 (1)(2)	Applied Digital Corp.	436,922	0.2
22,864 (1)	Arlo Technologies, Inc.	319,867	0.1
11,319 (1)	Asana, Inc. - Class A	155,183	0.1
658 (1)	Axcelis Technologies, Inc.	52,864	0.0
9,205	Badger Meter, Inc.	1,605,444	0.6
3,791	Bel Fuse, Inc. - Class B	643,067	0.2
19,747 (1)(2)	BigBear.ai Holdings, Inc.	106,634	0.0
122,926 (1)	Bit Digital, Inc.	232,330	0.1
5,430 (1)(2)	Bitdeer Technologies Group - Class A	60,870	0.0
3,482 (1)	Blackline, Inc.	192,520	0.1
13,738 (1)	Box, Inc. - Class A	410,904	0.1
3,785 (1)	Braze, Inc. - Class A	129,788	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
134,734 (1)	CCC Intelligent Solutions Holdings, Inc.	$1,071,135	0.4
24,827 (1)(2)	Cipher Mining, Inc.	366,447	0.1
28,860 (1)(2)	Cleanspark, Inc.	292,063	0.1
10,166 (1)(2)	Clearfield, Inc.	296,339	0.1
71,347 (1)	Clearwater Analytics Holdings, Inc. - Class A	1,720,890	0.6
16,788 (1)	CommScope Holding Co., Inc.	304,366	0.1
1,720 (1)	CommVault Systems, Inc.	215,619	0.1
9,904 (1)	Consensus Cloud Solutions, Inc.	216,105	0.1
8,516 (1)	Credo Technology Group Holding Ltd.	1,225,367	0.4
3,451 (1)	Diebold Nixdorf, Inc.	234,288	0.1
14,405 (1)	Digi International, Inc.	623,592	0.2
17,138 (1)	Digital Turbine, Inc.	85,690	0.0
5,656 (1)	DigitalOcean Holdings, Inc.	272,167	0.1
6,725 (1)	Diodes, Inc.	331,812	0.1
21,589 (1)(2)	D-Wave Quantum, Inc.	564,552	0.2
6,791 (1)	Extreme Networks, Inc.	113,070	0.0
5,739 (1)	Fabrinet	2,612,852	0.9
7,676 (1)	FormFactor, Inc.	428,167	0.1
23,454 (1)	Freshworks, Inc. - Class A	287,312	0.1
6,575 (1)	Hut 8 Corp.	302,055	0.1
4,981 (1)	Impinj, Inc.	866,744	0.3
542 (1)	Insight Enterprises, Inc.	44,157	0.0
901 (2)	InterDigital, Inc.	286,860	0.1
16,564 (1)(2)	IonQ, Inc.	743,227	0.3
14,114 (1)	Knowles Corp.	302,463	0.1
21,037 (1)(2)	Kopin Corp.	49,227	0.0
6,700 (1)	LiveRamp Holdings, Inc.	196,779	0.1
14,500 (1)	MACOM Technology Solutions Holdings, Inc.	2,483,560	0.9
24,721 (1)(2)	Marathon Digital Holdings, Inc.	221,995	0.1
3,249 (1)	MaxLinear, Inc.	56,630	0.0
11,510 (1)	Mirion Technologies, Inc.	269,564	0.1
6,178 (1)(2)	Navitas Semiconductor Corp.	44,111	0.0
30,664 (1)	nCino, Inc.	786,225	0.3
5,478 (1)	NETGEAR, Inc.	134,375	0.0
7,742 (1)	nLight, Inc.	290,402	0.1
18,684 (1)	Novanta, Inc.	2,223,209	0.8
1,023	NVE Corp.	60,695	0.0
47,303 (1)	ON24, Inc.	376,532	0.1
20,559 (1)	Ooma, Inc.	241,157	0.1
3,644 (1)	Pagaya Technologies Ltd. - Class A	76,160	0.0
3,428 (1)	Plexus Corp.	503,916	0.2
9,474 (1)	Porch Group, Inc.	86,498	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
40,893	Power Integrations, Inc.	$1,453,337	0.5
11,564 (1)	Qualys, Inc.	1,536,856	0.5
8,979 (1)	Rambus, Inc.	825,080	0.3
4,972 (1)(2)	Red Cat Holdings, Inc.	39,428	0.0
21,472 (1)	Rigetti Computing, Inc.	475,605	0.2
16,962 (1)	Riot Platforms, Inc.	214,909	0.1
4,272 (1)	Sanmina Corp.	641,099	0.2
3,810 (1)	ScanSource, Inc.	148,819	0.1
2,810 (1)	Semtech Corp.	207,069	0.1
1,093 (1)	SiTime Corp.	386,037	0.1
12,829 (1)(2)	SoundHound AI, Inc. - Class A	127,905	0.0
9,925 (1)	SPS Commerce, Inc.	884,615	0.3
7,627 (1)	Tenable Holdings, Inc.	179,463	0.1
18,986 (1)(2)	Terawulf, Inc.	218,149	0.1
5,171 (1)	TTM Technologies, Inc.	356,799	0.1
5,955 (1)	Turtle Beach Corp.	83,549	0.0
15,434 (1)	Ultra Clean Holdings, Inc.	390,943	0.1
46,090 (1)	Unisys Corp.	127,208	0.0
5,502 (1)	Viasat, Inc.	189,599	0.1
18,039	Vishay Intertechnology, Inc.	261,385	0.1
5,950 (1)	Whitefiber, Inc.	94,010	0.0
29,427 (1)	WM Technology, Inc.	24,280	0.0
2,395 (1)	Workiva, Inc.	206,569	0.1
36,511 (1)	Xperi, Inc.	213,954	0.1
8,375 (1)	Zeta Global Holdings Corp. - Class A	170,431	0.1
		37,918,217	13.0

	Materials: 5.6%
826 (1)	Alpha Metallurgical Resources, Inc.	165,101	0.1
8,462	AptarGroup, Inc.	1,032,026	0.4
5,027	Avient Corp.	157,043	0.1
13,983	Balchem Corp.	2,144,433	0.7
2,625 (1)	Century Aluminum Co.	102,847	0.0
7,087	Chemours Co.	83,556	0.0
51,463 (1)	Coeur Mining, Inc.	917,585	0.3
9,725	Commercial Metals Co.	673,164	0.2
36,456 (1)	Constellium SE	687,196	0.2
8,322	Eagle Materials, Inc.	1,719,991	0.6
2,178 (1)	Ecovyst, Inc.	21,192	0.0
88,685	Element Solutions, Inc.	2,216,238	0.8
2,423	Greif, Inc. - Class A	164,037	0.1
461	Hawkins, Inc.	65,490	0.0
7,756	HB Fuller Co.	461,172	0.2
26,885	Hecla Mining Co.	515,923	0.2
2,694	Innospec, Inc.	206,199	0.1
4,681 (1)	Ivanhoe Electric, Inc. / US	74,802	0.0
2,897	Materion Corp.	360,155	0.1
11,988	Mativ Holdings, Inc.	145,654	0.1
7,031 (1)	O-I Glass, Inc.	103,778	0.0
1,066	Olympic Steel, Inc.	45,609	0.0
11,612	Orion SA	61,311	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
60,167 (1)	Perimeter Solutions, Inc.	$1,656,397	0.6
3,552 (1)	Perpetua Resources Corp.	85,994	0.0
10,714 (2)	Quaker Chemical Corp.	1,471,139	0.5
2,949	Sensient Technologies Corp.	277,059	0.1
12,642 (1)	SSR Mining, Inc.	277,113	0.1
3,696	Warrior Met Coal, Inc.	325,876	0.1
		16,218,080	5.6

	Real Estate: 5.4%
27,240	Alexander & Baldwin, Inc.	562,234	0.2
2,472	American Assets Trust, Inc.	46,795	0.0
1,107	American Healthcare REIT, Inc.	52,095	0.0
34,062	Broadstone Net Lease, Inc.	591,657	0.2
12,026	CareTrust REIT, Inc.	434,860	0.1
828	Centerspace	55,244	0.0
22,179	Chatham Lodging Trust	151,039	0.0
12,942 (2)	Colliers International Group, Inc.	1,902,603	0.7
1,853	Community Healthcare Trust, Inc.	30,426	0.0
18,090	COPT Defense Properties	502,902	0.2
19,872	CubeSmart	716,386	0.2
10,698	Curbline Properties Corp.	248,301	0.1
117,999 (1)	Cushman & Wakefield Ltd.	1,910,404	0.7
21,743	DiamondRock Hospitality Co.	194,817	0.1
5,111	EastGroup Properties, Inc.	910,473	0.3
16,220	Essential Properties Realty Trust, Inc.	481,085	0.2
4,820	Four Corners Property Trust, Inc.	111,149	0.0
5,148	Getty Realty Corp.	140,901	0.0
10,868	Independence Realty Trust, Inc.	189,973	0.1
9,346	InvenTrust Properties Corp.	263,651	0.1
8,594	Kite Realty Group Trust	205,998	0.1
4,914	L.P. Industrial Trust	243,636	0.1
2,412	LTC Properties, Inc.	82,925	0.0
8,700	Macerich Co.	160,602	0.1
529	National Health Investors, Inc.	40,400	0.0
4,500 (2)	NetSTREIT Corp.	79,380	0.0
19,887	Newmark Group, Inc. - Class A	344,841	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,709	Phillips Edison & Co., Inc.	$452,059	0.2
29,422	Piedmont Office Realty Trust, Inc. - Class A	245,379	0.1
5,201	Postal Realty Trust, Inc. - Class A	83,944	0.0
3,957	PotlatchDeltic Corp.	157,409	0.1
2,152 (1)	RE/MAX Holdings, Inc. - Class A	16,334	0.0
27,426 (1)(2)	Real Brokerage, Inc.	100,105	0.0
26,402	Ryman Hospitality Properties, Inc.	2,498,157	0.9
15,007	Sabra Health Care REIT, Inc.	284,233	0.1
2,940	SL Green Realty Corp.	134,858	0.0
7,316	Smartstop Self Storage REIT, Inc.	226,357	0.1
9,596	Tanger Factory Outlet Centers, Inc.	320,218	0.1
2,790	Terreno Realty Corp.	163,801	0.1
2,215	UMH Properties, Inc.	35,241	0.0
2,678	Veris Residential, Inc.	39,849	0.0
23,029	Xenia Hotels & Resorts, Inc.	325,630	0.1
		15,738,351	5.4

	Utilities: 2.1%
1,210	American States Water Co.	87,701	0.0
948	Avista Corp.	36,536	0.0
6,965	Black Hills Corp.	483,510	0.2
2,387	Chesapeake Utilities Corp.	297,802	0.1
2,001	Clearway Energy, Inc. - Class A	62,871	0.0
5,201	Clearway Energy, Inc. - Class C	172,985	0.1
12,524	Consolidated Water Co. Ltd.	441,972	0.1
2,903	Genie Energy Ltd. - Class B	40,003	0.0
3,567	IDACORP, Inc.	451,440	0.2
9,076	New Jersey Resources Corp.	418,585	0.1
2,209 (1)(2)	Oklo, Inc.	158,518	0.1
5,896	ONE Gas, Inc.	455,466	0.2
5,071	Otter Tail Corp.	409,788	0.1
33,950	Portland General Electric Co.	1,629,261	0.6
6,375	Southwest Gas Holdings, Inc.	510,127	0.2
8,522	Unitil Corp.	412,806	0.1
		6,069,371	2.1
	Total Common Stock
	(Cost $267,323,869)	282,753,780	97.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Percentage
of Net
Shares		Value	Assets
RIGHTS: —%
Health Care: —%
28,260 (3)(4)	Aduro Biotech - CVR	$—	—

Total Rights
	(Cost $—)	—	—

Total Long-Term Investments
	(Cost $267,323,869)	282,753,780	97.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 8.1%
	Repurchase Agreements: 4.1%
2,097,568 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $2,098,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $2,139,520, due 12/01/30-11/20/75)	2,097,568	0.7
3,198,676 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $3,199,367, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $3,263,554, due 01/31/26-11/15/55)	3,198,676	1.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,006,756 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $3,007,385, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $3,066,891, due 10/15/26-12/20/55)	$3,006,756	1.0
804,026 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $804,195, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $820,107, due 04/30/26-11/15/34)	804,026	0.3
2,946,809 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $2,947,450, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,996,562, due 04/15/28-02/15/55)	2,946,809	1.0
	Total Repurchase Agreements
	(Cost $12,053,835)	12,053,835	4.1

	Time Deposits: 0.5%
240,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	240,000	0.1
230,000 (5)	Mizuho Bank Ltd., 3.640%, 01/02/2026	230,000	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
270,000 (5)	National Bank of Canada, 3.630%, 01/02/2026	$270,000	0.1
310,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	310,000	0.1
150,000 (5)	Societe Generale S.A., 3.640%, 01/02/2026	150,000	0.1
130,000 (5)	Toronto-Dominion Bank, 3.650%, 01/02/2026	130,000	0.0
	Total Time Deposits
	(Cost $1,330,000)	1,330,000	0.5

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.5%
10,261,821 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $10,261,821)	$10,261,821	3.5

	Total Short-Term Investments
	(Cost $23,645,656)	23,645,656	8.1

	Total Investments in Securities
	(Cost $290,969,525)	$306,399,436	105.3
	Liabilities in Excess of Other Assets	(15,488,539)	(5.3)
	Net Assets	$290,910,897	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$282,753,780	$—	$—	$282,753,780
Short-Term Investments	10,261,821	13,383,835	—	23,645,656
Total Investments, at fair value	$293,015,601	$13,383,835	$—	$306,399,436
Liabilities Table
Other Financial Instruments+
Futures	$(87,780)	$—	$—	$(87,780)
Total Liabilities	$(87,780)	$—	$—	$(87,780)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At December 31, 2025, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
E-mini Russell 2000 Index	28	03/20/26	$3,497,200	$(87,780)
			$3,497,200	$(87,780)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$87,780
Total Liability Derivatives		$87,780

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$23,323
Total	$23,323

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$155,744
Total	$155,744

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $295,151,987.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$39,445,570
Gross Unrealized Depreciation	(28,285,901)
Net Unrealized Appreciation	$11,159,669

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Balanced Income Portfolio
Class ADV	NII	$0.4108
Class I	NII	$0.5144
Class S	NII	$0.4680
Class S2	NII	$0.4362
All Classes	STCG	$0.1389
All Classes	LTCG	$0.3514

Voya High Yield Portfolio
Class ADV	NII	$0.4881
Class I	NII	$0.5412
Class S	NII	$0.5189
Class S2	NII	$0.5063
All Classes	ROC	$0.0118

Voya Large Cap Growth Portfolio
All Classes	LTCG	$2.0929

Voya Large Cap Value Portfolio
Class ADV	NII	$0.0458
Class I	NII	$0.0774
Class R6	NII	$0.0778
Class S	NII	$0.0619
Class S2	NII	$0.0502
All Classes	STCG	$0.2505
All Classes	LTCG	$0.7629

		Per Share
Portfolio Name	Type	Amount
Voya Limited Maturity Bond Portfolio
Class ADV	NII	$0.3646
Class I	NII	$0.4293
Class S	NII	$0.4085

Voya U.S. Stock Index Portfolio
Class ADV	NII	$0.2064
Class I	NII	$0.3059
Class S	NII	$0.2510
Class S2	NII	$0.2302
All Classes	STCG	$0.0236
All Classes	LTCG	$2.2109

VY® CBRE Real Estate Portfolio
Class ADV	NII	$0.6638
Class I	NII	$0.8459
Class S	NII	$0.7612
Class S2	NII	$0.7155

VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	NII	$0.0022
Class I	NII	$0.0973
Class R6	NII	$0.0973
Class S	NII	$0.0502
Class S2	NII	$0.0053
All Classes	STCG	$0.3906
All Classes	LTCG	$1.6615

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

ROC – Return of capital

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Balanced Income Portfolio	10.54%
Voya Large Cap Value Portfolio	54.05%
Voya U.S. Stock Index Portfolio	89.40%
VY® CBRE Real Estate Portfolio	1.22%
VY® JPMorgan Small Cap Core Equity Portfolio	41.01%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Balanced Income Portfolio	$17,290,832
Voya Large Cap Growth Portfolio	$265,254,813
Voya Large Cap Value Portfolio	$61,407,060

TAX INFORMATION (Unaudited) (continued)

Voya U.S. Stock Index Portfolio	$445,634,827
VY® JP Morgan Small Cap Core Equity Portfolio	$32,846,287

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT WITH COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), VY® CBRE Real Estate Portfolio (the “Portfolio”), a series of Voya Investors Trust, can enter into a new sub-advisory agreement only if the Board of Trustees of the Portfolio (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. Thus, at its meeting held on November 13, 2025, the Board, including a majority of the Independent Trustees, considered the initial approval of a new sub-advisory agreement (the “New Sub-Advisory Contract”) between Voya Investments, LLC, the Portfolio’s investment adviser (“Adviser”), and Columbia Management Investment Advisers, LLC (“Columbia”), and appointed Columbia as the sub-adviser to the Portfolio to replace CBRE Investment Management Listed Real Assets, LLC (“CBRE”), effective January 21, 2026 .

In determining whether to initially approve the New Sub-Advisory Contract, the Board requested, received, evaluated, and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the New Sub-Advisory Contract should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the New Sub-Advisory Contract.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Contract included the following: (1) Columbia’s presentation before the Investment Review Committees (“IRCs”) at their November 12, 2025, joint meeting; (2) memoranda and related materials provided to the Board in advance of its November 13, 2025, meeting discussing: (a) the Adviser’s rationale for recommending that Columbia replace CBRE as the sub-adviser to the Portfolio, including the Adviser’s view that adding Columbia would provide the Portfolio with a lower management fee, lower net expense ratios and potential for improved performance; (b) the performance of the new sub-advisory team in managing its real estate investment strategy with an extended alpha approach and sub-sector neutrality and with such performance being compared against a relevant benchmark index; and

(c) Columbia’s investment philosophy and the firm’s overall investment process; (3) pro forma fees and expense tables for the Portfolio and information about the projected net expense ratio of the Portfolio reflecting Columbia as the sub-adviser; (4) Columbia’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Contract; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage Columbia, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to Columbia’s abilities in managing its real estate investment strategy; (2) the nature and quality of the services to be provided by Columbia under the New Sub-Advisory Contract; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Columbia and the Adviser’s knowledge of Columbia’s performance as a sub-adviser to other funds in the Voya funds line-up; (4) the fairness of the compensation under the New Sub-Advisory Contract in light of the services to be provided by Columbia; (5) the sub-advisory fee rate payable by the Adviser to Columbia; (6) Columbia’s operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (7) the appropriateness of the selection of Columbia in light of the Portfolio’s newly approved principal investment strategies and its investment objective and investor base; and (8) Columbia’s Code of Ethics and related procedures for complying with that Code of Ethics, which were previously reviewed by the Board.

With respect to the nature, extent and quality of services to be provided by Columbia, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance and developments/on-going operations of Columbia under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services Columbia provides to the Portfolio and Columbia’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by the Voya Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers, and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered that MR&S also typically provides reports to the IRCs at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Portfolio also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Portfolio’s shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.

After its deliberation, the Board concluded that, in its business judgement, the terms of the New Sub-Advisory Contract, with respect to the Portfolio, are fair and reasonable to the Portfolio and that approval of the New Sub-Advisory Contract is in the best interest of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the New Sub-Advisory Contract, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses related to the fees payable by the Portfolio under the New Sub-Advisory Contract. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Contract for the Portfolio.

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT WITH T. ROWE PRICE ASSOCIATES, INC.

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Large Cap Growth Portfolio (the “Portfolio”), a series of Voya Investors Trust (“VIT”), can enter into a new sub-advisory agreement only if the Board of Trustees of VIT (the “Board”), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not “interested persons” of VIT, as such term is defined in the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. Thus, at its meeting held on May 15, 2025, the Board, including a majority of the Independent Trustees, considered: (1) a proposal by Management to appoint T. Rowe Price Associates, Inc. (“T. Rowe”) as an additional sub-adviser to the Portfolio; and (2) the initial approval of a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between Voya Investments, LLC, the Portfolio’s investment adviser (“Adviser”), and T. Rowe under which T. Rowe would serve as an additional sub-adviser to the Portfolio solely with respect to certain private placement securities held by the Portfolio.

In determining whether to approve the New Sub-Advisory Agreement with T. Rowe, with respect to the Portfolio, the Board requested, received, evaluated and discussed

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

such information and supporting materials related to that information as it deemed necessary for an informed determination of whether to approve the New Sub-Advisory Agreement. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the New Sub-Advisory Agreement.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Agreement included the following: (1) memoranda and related materials provided to the Board in advance of its May 15, 2025 meeting discussing: (a) the Adviser’s rationale for recommending that T. Rowe be added as a sub-adviser to the Portfolio for the specific purpose of managing the private placement securities currently held by VY® T. Rowe Price Growth Equity Portfolio (“TRP GE Portfolio”), a series of Voya Partners, Inc., that would be transferred to the Portfolio in connection with the proposed reorganization of TRP GE Portfolio with and into the Portfolio, effective on or about November 21, 2025, subject to approval by TRP GE Portfolio shareholders; (b) T. Rowe’s investment philosophy and the firm’s overall investment process; and (c) T. Rowe’s experience in managing the private placement securities currently held by TRP GE Portfolio; (2) T. Rowe’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including a copy of the form of the New Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation.

In reaching its decision to engage T. Rowe, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to T. Rowe in managing the private placement securities currently held by TRP GE Portfolio; (2) the nature, extent and quality of the services to be provided by T. Rowe under the New Sub-Advisory Agreement; (3) the personnel, operations, and investment management capabilities, methodologies and resources of T. Rowe; (4) the fairness of the compensation under the New Sub-Advisory Agreement payable by the Adviser to T. Rowe in light of the scope of services to be provided by T. Rowe; (6) T. Rowe’s operations and compliance programs, including the policies and procedures intended to assure compliance with U.S. federal securities laws, which were previously reviewed by the Board; ; and (6) T. Rowe’s Code of Ethics and related procedures for complying with that Code, which were previously reviewed by the Board.

With respect to the nature, extent and quality of services to be provided by T. Rowe, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance and developments/on-going operations of T. Rowe under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services T. Rowe provides to the Portfolio and T. Rowe’s compliance with applicable laws and regulations.

After its deliberation, the Board concluded that, in its business judgement, the terms of the New Sub-Advisory Agreement, with respect to the Portfolio, are fair and reasonable to the Portfolio and that approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the New Sub-Advisory Agreement, and based on the information provided and Management’s related representations, the Board concluded that it was satisfied with Management’s responses relating to the fees payable by the Adviser to T. Rowe under the New Sub-Advisory Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Agreement for the Portfolio.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Balanced Income Portfolio, Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, VY® CBRE Real Estate Portfolio, and VY® JPMorgan Small Cap Core Equity Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Investment Management Co. LLC, CBRE Investment Management List Real Assets LLC, and JPMorgan Investment Management Inc., the respective sub-advisers to each Portfolio (the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data), except for Voya U.S. Stock Index Portfolio, as discussed below, and primary benchmark, a broad-based securities market index. In addition, the Board considered Voya Limited Maturity Bond Portfolio’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Portfolio. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

In assessing the investment management and sub-advisory relationships, with respect to the Voya U.S. Stock Index Portfolio, which seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of Voya High Yield Portfolio, Voya Limited Maturity Bond Portfolio, Voya U.S. Stock Index Portfolio, and VY® JPMorgan Small Cap Core Equity Portfolio under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered

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in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Portfolio-by- Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Balanced Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Balanced Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year, and ten-year periods and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee and expense data, the Board took into account management’s representations regarding the

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competitiveness of the Portfolio’s management fee rate and net expense ratio.

Voya High Yield Portfolio

In considering whether to approve the renewal of the Contracts for Voya High Yield Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and ten-year periods and the fourth quintile for the three-year and five-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya Large Cap Growth Portfolio

In considering whether to approve the renewal of the Contracts for Voya Large Cap Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the one-year, three-year and ten-year periods, the fourth quintile for the five-year period, and the fifth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and

(c) the Portfolio’s net expense ratio is ranked in the third quintile.

Voya Large Cap Value Portfolio

In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods and the second quintile for the year-to-date and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

Voya Limited Maturity Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Limited Maturity Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the year-to-date period, and the fourth quintile for the three-year, five-year and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya U.S. Stock Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya U.S. Stock Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account: (1) management’s representations regarding its belief that the Portfolio’s pricing is competitive; and (2) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

VY® CBRE Real Estate Portfolio

In considering whether to approve the renewal of the Contracts for VY® CBRE Real Estate Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the third quintile for the ten-year period, the fourth quintile for the year-to-date and three-year periods, and the fifth quintile for the one-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and

(c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s net expense ratio.

VY® JPMorgan Small Cap Core Equity Portfolio

In considering whether to approve the renewal of the Contracts for VY® JPMorgan Small Cap Core Equity Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the year-to-date and ten-year periods and the fourth quintile for the one-year, three-year and five-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the one-year and three-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account: (1) the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure; and (2) management’s representations regarding the competitiveness of the Portfolio’s net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of VY® CBRE Real Estate Portfolio was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal:

1. To approve a change in the VY® CBRE Real Estate Portfolio sub-classification under the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified," including the elimination of the related fundamental investment restriction for the VY® CBRE Real Estate Portfolio.

			Shares Voted	Shares Abstained	Total Shares
	Proposal	Shares Voted for	against	or Withheld	Voted
VY® CBRE Real Estate Portfolio	1*	3,051,018.131	27,994.743	267,502.163	3,346,515.037

*      Proposal Passed.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIT2AISS2 (1225)

Annual Financial Statements and Other Information

December 31, 2025

Voya Investors Trust

■          Voya Inflation Protected Bond Plus Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust

■         VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Voya Inflation Protected Bond Plus Portfolio and the Shareholders and the Board of Trustees of Voya Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Inflation Protected Bond Plus Portfolio (one of the portfolios constituting Voya Investors Trust) and Voya Variable Insurance Trust (comprising VY® BrandywineGLOBAL – Bond Portfolio, collectively with Voya Inflation Protected Bond Plus Portfolio referred to as the “Portfolios”) (collectively, with Voya Investors Trust, referred to as the “Trusts”), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya	VY®
	Inflation	Brandywine
	Protected Bond	GLOBAL —
	Plus	Bond
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$194,050,819	$213,659,405
Short-term investments at fair value†	21,182,634	15,842,467
Cash	30,593	89,212
Cash collateral for futures contracts	479,554	645,437
Cash pledged for centrally cleared swaps (Note 2)	1,950,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	780,000	–
Receivables:
Investment securities sold	5,694	–
Fund shares sold	267,061	81,880
Dividends	4,246	37,947
Interest	1,213,785	1,767,782
Variation margin on futures contracts	37,463	–
Unrealized appreciation on OTC swap agreements	3,744	–
Prepaid expenses	695	716
Reimbursement due from Investment Adviser	8,163	–
Other assets	16,460	5,633
Total assets	220,030,911	232,130,479

LIABILITIES:
Payable for fund shares redeemed	58,025	72,811
Payable upon receipt of securities loaned	419,741	–
Unrealized depreciation on OTC swap agreements	864,370	–
Variation margin payable on centrally cleared swaps	118,865	–
Variation margin payable on futures contracts	–	111
Payable for investment management fees	161,388	98,648
Payable for distribution and shareholder service fees	34,337	–
Payable to trustees under the deferred compensation plan (Note 6)	16,460	5,633
Payable for trustee fees	521	562
Payable for shareholder notification costs (Note 6)	22,450	–
Other accrued expenses and liabilities	70,611	47,980
Total liabilities	1,766,768	225,745
NET ASSETS	$218,264,143	$231,904,734

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$304,011,151	$260,085,857
Total distributable loss	(85,747,008)	(28,181,123)
NET ASSETS	$218,264,143	$231,904,734

+ Including securities loaned at value	$408,548	$—
* Cost of investments in securities	$193,042,654	$213,913,944
† Cost of short-term investments	$21,183,564	$15,842,467

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya	VY®
	Inflation	Brandywine
	Protected Bond	GLOBAL —
	Plus	Bond
	Portfolio	Portfolio
Class ADV
Net assets	$29,749,833	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	3,357,919	n/a
Net asset value and redemption price per share	$8.86	n/a

Class I
Net assets	$98,598,387	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	10,636,466	n/a
Net asset value and redemption price per share	$9.27	n/a

Class S
Net assets	$89,915,923	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	9,785,056	n/a
Net asset value and redemption price per share	$9.19	n/a

Portfolio(1)
Net assets	n/a	$231,904,734
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	24,616,660
Net asset value and redemption price per share	n/a	$9.42

(1) Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya	VY®
	Inflation	Brandywine
	Protected Bond	GLOBAL —
	Plus	Bond
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$44,446	$289,900
Dividends from affiliated underlying funds	101,348	—
Interest, net of foreign taxes withheld*	10,529,363 (1)	10,490,405
Securities lending income, net	7,486	—
Other	1,410	1,503
Total investment income	10,684,053	10,781,808
EXPENSES:
Investment management fees	1,141,592	1,124,921
Distribution and shareholder service fees
Class ADV	187,674	—
Class S	236,157	—
Transfer agent fees		449
Class ADV	7,604	—
Class I	20,096	—
Class S	22,965	—
Shareholder reporting expense	10,030	3,285
Professional fees	52,674	78,880
Custody and accounting expense	84,561	21,900
Shareholder notification costs (Note 6)	78,400	—
Trustee fees	5,208	5,624
Miscellaneous expense	16,458	12,658
Interest expense	181	772
Total expenses	1,863,600	1,248,489
Waived and reimbursed fees	(200,348)	—
Net expenses	1,663,252	1,248,489
Net investment income	9,020,801	9,533,319
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,201,575)	(1,062,948)
Sale of affiliated underlying funds	4,674	—
Forward foreign currency contracts	18,407	—
Foreign currency related transactions	170	—
Futures	764,962	1,465,858
Swaps	1,566,069	—
Written options	11,876	—
Net realized gain (loss)	(1,835,417)	402,910
Net change in unrealized appreciation (depreciation) on:
Investments	8,131,748	3,078,106
Affiliated underlying funds	46,054	—
Forward foreign currency contracts	(18,407)	—
Foreign currency related transactions	(326)	—
Futures	(913,422)	653,504
Swaps	(243,327)	—
Net change in unrealized appreciation (depreciation)	7,002,320	3,731,610
Net realized and unrealized gain	5,166,903	4,134,520
Increase in net assets resulting from operations	$14,187,704	$13,667,839
* Foreign taxes withheld	$20,219	$—

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the year ended December 31, 2025 (continued)

(1)    Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		VY®
	Inflation Protected Bond		BrandywineGLOBAL —
	Plus Portfolio		Bond Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$9,020,801	$7,845,138	$9,533,319	$9,038,325
Net realized gain (loss)	(1,835,417)	(10,727,451)	402,910	134,161
Net change in unrealized appreciation (depreciation)	7,002,320	6,786,055	3,731,610	(8,461,996)
Increase in net assets resulting from operations	14,187,704	3,903,742	13,667,839	710,490
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	(9,051,847)	(9,403,998)
Class ADV	(1,258,565)	(1,206,252)	—	—
Class I	(3,724,682)	(2,708,682)	—	—
Class S	(3,945,094)	(3,758,175)	—	—
Total distributions	(8,928,341)	(7,673,109)	(9,051,847)	(9,403,998)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,514,137	30,374,554	66,249,743	63,361,253
Reinvestment of distributions	8,928,341	7,673,109	9,051,847	9,403,998
	55,442,478	38,047,663	75,301,590	72,765,251
Cost of shares redeemed	(46,344,274)	(49,834,524)	(61,848,556)	(78,707,288)
Net increase (decrease) in net assets
resulting from capital share transactions	9,098,204	(11,786,861)	13,453,034	(5,942,037)
Net increase (decrease) in net assets	14,357,567	(15,556,228)	18,069,026	(14,635,545)
NET ASSETS:
Beginning of year or period	203,906,576	219,462,804	213,835,708	228,471,253
End of year or period	$218,264,143	$203,906,576	231,904,734	$213,835,708

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Inflation Protected Bond Plus Portfolio
Class ADV
12-31-25	8.65	0.35	•	0.22	0.57	0.36	—	—	0.36	—	8.86	6.64	1.29	1.19	1.19	3.94	29,750	80
12-31-24	8.82	0.30	•	(0.17)	0.13	0.30	—	—	0.30	—	8.65	1.46	1.29	1.23	1.23	3.42	31,885	279
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
Class I
12-31-25	9.03	0.42	•	0.23	0.65	0.41	—	—	0.41	—	9.27	7.30	0.69	0.59	0.59	4.53	98,598	80
12-31-24	9.19	0.36	•	(0.17)	0.19	0.35	—	—	0.35	—	9.03	2.09	0.69	0.63	0.63	3.92	73,236	279
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
Class S
12-31-25	8.96	0.39	•	0.23	0.62	0.39	—	—	0.39	—	9.19	6.96	0.94	0.84	0.84	4.28	89,916	80
12-31-24	9.12	0.33	•	(0.16)	0.17	0.33	—	—	0.33	—	8.96	1.86	0.94	0.88	0.88	3.64	98,787	279
12-31-23	9.05	0.31	•	0.06	0.37	0.30	—	—	0.30	—	9.12	4.17	0.92	0.87	0.87	3.43	111,647	297
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
VY® BrandywineGLOBAL- Bond Portfolio
12-31-25	9.24	0.40	•	0.15	0.55	0.37	—	—	0.37	—	9.42	6.14	0.55	0.55	0.55	4.24	231,905	194
12-31-24	9.59	0.39	•	(0.32)	0.07	0.42	—	—	0.42	—	9.24	0.81	0.58	0.58	0.58	4.14	213,836	127
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: Voya Inflation Protected Bond Plus Portfolio (“Inflation Protected Bond Plus”), a diversified series of Voya Investors Trust. Prior to December 6, 2024, Voya Inflation Protected Bond Plus Portfolio was known as VY® BlackRock Inflation Protected Bond Portfolio.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” Inflation Protected Bond Plus and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for Inflation Protected Bond Plus are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

8

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the

9

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For Inflation Protected Bond Plus, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At December 31, 2025, the maximum amount of loss that Inflation Protected Bond Plus would incur if the counterparties to its derivative transactions failed to perform would be $3,744 which represents the gross payments to be received by the Portfolio on OTC total return swaps were they to be unwound as of December 31, 2025. At December 31, 2025, Inflation Protected Bond Plus did not receive any cash collateral for its open OTC derivative transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At December 31, 2025, Inflation Protected Bond Plus had a liability position of $864,370 on OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of December 31, 2025, the Portfolio could have been required to pay this amount in cash to its counterparties. At December 31, 2025, Inflation Protected Bond Plus pledged $780,000 in cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms

12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the year ended December 31, 2025, Inflation Protected Bond Plus had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the year ended December 31, 2025, Inflation Protected Bond Plus had average contract amounts of $479,453 and $497,860 on forward foreign currency contracts purchased and sold, respectively. At December 31, 2025, there were no open forward foreign currency contracts for Inflation Protected Bond Plus.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the

Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the year ended December 31, 2025, Inflation Protected Bond Plus and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the year ended December 31, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Inflation Protected Bond Plus	$9,676,247	$31,697,569
Bond Portfolio	56,139,883	—

Please refer to the tables within Portfolio of Investments for open futures contracts for Inflation Protected Bond Plus and Bond Portfolio at December 31, 2025.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised.

13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2025, Inflation Protected Bond Plus had written interest rate swap options (“swaptions”) to generate income. Inflation Protected Bond Plus had an average notional value of $1,963,000 on written interest rate swaptions. There were no open written interest rate swaptions at December 31, 2025.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy,

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the year ended December 31, 2025, Inflation Protected Bond Plus sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $4,030,000 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

There were no open credit default swaps to sell protection at December 31, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. For the year ended December 31, 2025, there were no interest rate swaps entered into by Inflation Protected Bond Plus.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the year ended December 31, 2025, Inflation Protected Bond Plus had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $94,800,000.

Inflation Protected Bond Plus used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Inflation Protected Bond Plus for open inflation-linked swaps at December 31, 2025.

At December 31, 2025, Inflation Protected Bond Plus pledged $1,950,000 in cash collateral for open centrally cleared swaps.

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2025, Inflation Protected Bond Plus had an average notional amount of $98,340,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total returns swaps at December 31, 2025.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Inflation Protected Bond Plus at December 31, 2025.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities,

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$153,754,406	$143,315,884
Bond Portfolio	16,841,704	12,219,827

U.S. government securities not included above were as follows:

	Purchases	Sales
Inflation Protected Bond Plus	$19,552,367	$15,530,390
Bond Portfolio	396,605,204	394,130,982

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Inflation Protected	0.55% on the first $200 million;
Bond Plus	0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Inflation Protected Bond Plus	Voya Investment Management Co. LLC*
Bond Portfolio	Brandywine Global Investment Management, LLC

Prior to December 6, 2024, the sub-adviser for Inflation Protected Bond Plus was BlackRock Financial Management, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of Inflation Protected Bond Plus. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of Inflation Protected Bond Plus have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment
Company	Portfolio	Percentage
Voya Institutional Trust Company	Inflation Protected Bond Plus	15.18%
Voya Solution 2035 Portfolio	Bond Portfolio	10.41
Voya Solution Balanced Portfolio	Bond Portfolio	5.24
Voya Solution Income Portfolio	Bond Portfolio	19.43

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Inflation Protected Bond Plus	$50,246

During the year ended December 31, 2025, Inflation Protected Bond Plus incurred $78,400 of information statement costs associated with a sub-adviser change. The Investment Adviser reimbursed Inflation Protected Bond Plus for these costs.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
Inflation Protected Bond Plus	Class ADV: 1.19%
Class I: 0.59%
Class S: 0.84%
Bond Portfolio	0.58%

The Investment Adviser may, until May 1, 2026, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates are as follows:

	December 31,
	2026	2027	2028	Total
Inflation Protected Bond Plus	$—	$39,404	$149,684	$189,088

The amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, until May 1, 2026 and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Inflation Protected Bond Plus
Class ADV	$—	$578	$7,604	$8,182
Class I	—	1,332	20,096	21,428
Class S	—	1,753	22,964	24,717

The Expense Limitation Agreements are contractual through May 1, 2026. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2025:

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — LINE OF CREDIT (continued)

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Inflation Protected Bond
Plus	1	$1,223,000	5.33%
Bond Portfolio	3	1,738,000	5.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Inflation Protected Bond Plus
Class ADV
12/31/2025	220,804	—	141,601	(692,147)	—	(329,742)	1,947,268	—	1,258,565	(6,135,853)	—	(2,930,020)
12/31/2024	103,013	—	138,123	(947,529)	—	(706,393)	903,830	—	1,206,252	(8,321,044)	—	(6,210,962)
Class I
12/31/2025	3,814,275	—	400,798	(1,691,074)	—	2,523,999	35,433,945	—	3,724,682	(15,676,373)	—	23,482,254
12/31/2024	1,800,866	—	296,958	(1,499,236)	—	598,588	16,538,164	—	2,708,682	(13,769,399)	—	5,477,447
Class S
12/31/2025	1,003,306	—	428,345	(2,677,873)	—	(1,246,222)	9,132,924	—	3,945,094	(24,532,048)	—	(11,454,030)
12/31/2024	1,400,799	—	415,542	(3,029,668)	—	(1,213,327)	12,932,560	—	3,758,175	(27,744,081)	—	(11,053,346)
Bond Portfolio
12/31/2025	7,092,514	—	1,003,531	(6,625,266)	—	1,470,779	66,249,743	—	9,051,847	(61,848,556)	—	13,453,034
12/31/2024	6,740,911	—	1,032,272	(8,438,963)	—	(665,780)	63,361,253	—	9,403,998	(78,707,288)	—	(5,942,037)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — SECURITIES LENDING (continued)

a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following table represents a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Inflation Protected Bond Plus

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs &Co. LLC	$408,548	$(408,548)	$—
Total	$408,548	$(408,548)	$—

(1)   Cash collateral with a fair value of $419,741 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Inflation Protected Bond Plus	$(411)	$411

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
	Ordinary	Ordinary
	Income	Income
Inflation Protected Bond Plus	$8,928,341	$7,673,109
Bond Portfolio	9,051,847	9,403,998

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025 were:

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized			Total
	Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
Inflation Protected Bond Plus	$118,095	$(555,147)	$(12,071,150)	Short-term	$(85,747,008)
			(73,238,806)	Long-term
$(85,309,956)
Bond Portfolio	9,768,212	(547,300)	(26,642,494)	Short-term	(28,181,123)
			(10,759,541)	Long-term
$(37,402,035)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Inflation Protected Bond Plus).

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — SEGMENT REPORTING (continued)

Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolio paid dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Inflation Protected Bond Plus
Class ADV	$0.0275	January 30, 2026	January 29, 2026
Class I	$0.0318	January 30, 2026	January 29, 2026
Class S	$0.0299	January 30, 2026	January 29, 2026

Fund Conversion: On November 13, 2025, the Board approved changes to the structure of Inflation Protected Bond Plus (the “Conversion”). Following the Conversion, Inflation Protected Bond Plus will be offered directly to the public, the eligibility to invest in Inflation Protected Bond Plus will be revised, the Portfolio's name will become "Voya Inflation Protected Bond Plus Fund", and Class ADV and Class S will be renamed to Class R and Class R3, respectively. It is expected that these changes will take effect on or about July 17, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

22

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 24.9%
	Basic Materials: 0.6%
125,000	Celanese US Holdings LLC, 6.850%, 11/15/2028	$130,873	0.1
335,000 (1)	Chemours Co., 5.750%, 11/15/2028	326,069	0.2
65,000 (1)	Glencore Funding LLC, 3.875%, 10/27/2027	64,833	0.0
271,000 (1)	Glencore Funding LLC, 5.371%, 04/04/2029	279,829	0.1
43,000 (1)	Glencore Funding LLC, 6.125%, 10/06/2028	45,160	0.0
63,000 (1)	Glencore Funding LLC, 6.375%, 10/06/2030	67,855	0.0
374,000	Nucor Corp., 4.300%, 05/23/2027	376,564	0.2
		1,291,183	0.6
	Communications: 1.4%
433,000	AT&T, Inc., 2.250%, 02/01/2032	379,968	0.2
250,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	248,162	0.1
250,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	251,607	0.1
330,000 (1)	Match Group Holdings II LLC, 5.000%, 12/15/2027	330,822	0.2
265,000 (1)	Nexstar Media, Inc., 5.625%, 07/15/2027	266,605	0.1
265,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 08/15/2027	266,585	0.1
265,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	266,557	0.1
258,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	257,269	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	209,913	0.1
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	66,051	0.0
434,000	Verizon Communications, Inc., 2.355%, 03/15/2032	382,589	0.2
214,000	Verizon Communications, Inc., 4.780%, 02/15/2035	210,775	0.1
		3,136,903	1.4
	Consumer, Cyclical: 1.5%
330,000	Advance Auto Parts, Inc., 1.750%, 10/01/2027	313,213	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
200,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	$203,789	0.1
330,000 (1)	Cinemark USA, Inc., 5.250%, 07/15/2028	330,191	0.2
525,000	Lowe's Cos., Inc., 1.700%, 09/15/2028	494,757	0.2
91,000	Lowe's Cos., Inc., 1.700%, 10/15/2030	80,881	0.0
330,000	MGM Resorts International, 4.750%, 10/15/2028	329,856	0.2
400,000	Newell Brands, Inc., 6.375%, 09/15/2027	403,429	0.2
628,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	624,807	0.3
330,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	331,280	0.2
80,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	81,330	0.0
		3,193,533	1.5
	Consumer, Non-cyclical: 2.8%
400,000 (1)(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	398,182	0.2
400,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	399,985	0.2
110,000	Altria Group, Inc., 4.800%, 02/14/2029	111,914	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	169,169	0.1
453,000	Amgen, Inc., 5.150%, 03/02/2028	463,691	0.2
250,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.750%, 04/01/2028	244,687	0.1
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	466,797	0.2
84,000	Becton Dickinson & Co., 4.693%, 02/13/2028	85,137	0.0
26,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	27,083	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	209,746	0.1
601,000	CVS Health Corp., 1.750%, 08/21/2030	534,054	0.3
212,000	CVS Health Corp., 5.000%, 01/30/2029	216,546	0.1
265,000 (1)	Darling Ingredients, Inc., 5.250%, 04/15/2027	265,712	0.1

See Accompanying Notes to Financial Statements

23

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
343,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	$307,190	0.1
20,000	Global Payments, Inc., 2.900%, 05/15/2030	18,573	0.0
59,000	Global Payments, Inc., 4.950%, 08/15/2027	59,673	0.0
97,000	HCA, Inc., 3.500%, 09/01/2030	93,315	0.1
625,000	HCA, Inc., 5.200%, 06/01/2028	640,480	0.3
139,000	HCA, Inc., 5.450%, 04/01/2031	145,106	0.1
146,000	Humana, Inc., 1.350%, 02/03/2027	141,777	0.1
19,000	Humana, Inc., 3.950%, 03/15/2027	18,953	0.0
40,000	Moody's Corp., 4.250%, 02/01/2029	40,297	0.0
265,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	258,131	0.1
5,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	4,971	0.0
49,000	Solventum Corp., 5.450%, 02/25/2027	49,724	0.0
379,000	UnitedHealth Group, Inc., 3.375%, 04/15/2027	376,967	0.2
265,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	265,100	0.1
		6,012,960	2.8
	Energy: 4.9%
82,000	APA Corp., 4.250%, 01/15/2030	80,595	0.1
893,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	901,957	0.4
115,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	112,018	0.1
108,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	108,260	0.1
162,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	171,850	0.1
265,000 (1)	Civitas Resources, Inc., 8.375%, 07/01/2028	273,385	0.1
64,000	Devon Energy Corp., 4.500%, 01/15/2030	64,194	0.0
24,000	Devon Energy Corp., 5.250%, 10/15/2027	24,002	0.0
1,143,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,069,173	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
615,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	$610,774	0.3
1,397,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	1,355,963	0.6
1,163,000	Enbridge, Inc., 1.600%, 10/04/2026	1,142,392	0.5
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	37,635	0.0
265,000	Energy Transfer L.P., 5.500%, 06/01/2027	269,430	0.1
194,000 (1)	EQT Corp., 3.625%, 05/15/2031	182,571	0.1
809,000	EQT Corp., 3.900%, 10/01/2027	805,987	0.4
235,000	EQT Corp., 5.700%, 04/01/2028	242,703	0.1
18,000	EQT Corp., 7.000%, 02/01/2030	19,559	0.0
388,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	381,016	0.2
154,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	157,610	0.1
106,000 (1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	97,684	0.1
32,000	Northwest Pipeline LLC, 4.000%, 04/01/2027	31,997	0.0
908,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	909,627	0.4
73,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	73,509	0.0
60,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	60,584	0.0
35,000	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	35,516	0.0
265,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	276,541	0.1
209,000	Targa Resources Corp., 5.200%, 07/01/2027	212,517	0.1
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	27,684	0.0
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	153,974	0.1

See Accompanying Notes to Financial Statements

24

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	$222,064	0.1
34,000 (1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	33,657	0.0
24,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	23,990	0.0
214,524 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	219,241	0.1
265,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	268,563	0.1
		10,658,222	4.9
	Financial: 9.4%
270,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	269,503	0.1
60,000 (3)	American Express Co., 5.043%, 07/26/2028	61,029	0.0
33,000	American Tower Corp., 2.300%, 09/15/2031	29,327	0.0
268,000	American Tower Corp., 3.550%, 07/15/2027	266,059	0.1
219,000	American Tower Corp., 3.800%, 08/15/2029	215,709	0.1
23,000	American Tower Corp., 4.050%, 03/15/2032	22,396	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	113,246	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,796	0.0
90,000 (3)	Associated Banc-Corp., 6.455%, 08/29/2030	93,547	0.0
1,173,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,158,195	0.5
214,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	211,377	0.1
97,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	96,603	0.1
564,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	560,307	0.3
185,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	169,248	0.1
504,000	Bank of Nova Scotia, 2.700%, 08/03/2026	500,330	0.2
36,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	32,267	0.0
64,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	58,103	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
120,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	$118,949	0.1
181,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	178,986	0.1
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	25,610	0.0
112,000	Crown Castle, Inc., 2.250%, 01/15/2031	100,166	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	33,103	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	90,346	0.0
221,000	Equinix, Inc., 2.000%, 05/15/2028	211,125	0.1
100,000	Equinix, Inc., 2.150%, 07/15/2030	90,785	0.0
36,000	Equinix, Inc., 2.500%, 05/15/2031	32,593	0.0
72,000	Equinix, Inc., 3.200%, 11/18/2029	69,152	0.0
459,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	467,301	0.2
338,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	332,361	0.2
450,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	406,343	0.2
65,000 (3)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	65,905	0.0
443,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	454,004	0.2
403,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	421,110	0.2
91,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	96,541	0.0
400,000 (1)	Iron Mountain, Inc., 4.875%, 09/15/2027	399,790	0.2
992,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	974,105	0.5
397,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	354,173	0.2
312,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	298,181	0.1
51,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	47,521	0.0
635,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	627,493	0.3
90,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	90,895	0.0
115,000 (3)	JPMorgan Chase & Co., 4.979%, 07/22/2028	116,784	0.1
769,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	789,620	0.4

See Accompanying Notes to Financial Statements

25

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
171,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	$175,350	0.1
164,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	167,308	0.1
69,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	72,005	0.0
294,000 (3)	JPMorgan Chase & Co., 6.087%, 10/23/2029	309,753	0.1
714,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	651,895	0.3
687,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	704,566	0.3
70,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	71,902	0.0
266,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	274,545	0.1
197,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	205,302	0.1
9,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	9,453	0.0
60,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	53,330	0.0
123,000 (3)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	115,417	0.1
55,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	48,361	0.0
52,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	46,657	0.0
245,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	238,129	0.1
383,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	391,759	0.2
255,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	254,951	0.1
9,000 (3)	Morgan Stanley I, 4.892%, 10/22/2036	8,924	0.0
265,000	Navient Corp., 5.000%, 03/15/2027	265,750	0.1
250,000	OneMain Finance Corp., 3.875%, 09/15/2028	243,828	0.1
265,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	265,387	0.1
400,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	410,204	0.2
2,100,000 (3)	Sumitomo Mitsui Banking Corp./ New York, 3.940%, (SOFRRATE + 0.230%), 01/30/2026	2,100,209	1.0
200,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	197,616	0.1
1,212,000	VICI Properties L.P., 4.750%, 02/15/2028	1,224,274	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
206,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	$204,738	0.1
194,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	190,491	0.1
180,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	174,633	0.1
190,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	190,023	0.1
181,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	180,718	0.1
210,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	208,674	0.1
197,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	204,160	0.1
		20,629,296	9.4
	Industrial: 1.4%
13,000	Berry Global, Inc., 5.500%, 04/15/2028	13,394	0.0
324,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	317,762	0.2
125,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	124,759	0.1
265,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.625%, 04/15/2029	270,545	0.1
20,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	20,445	0.0
265,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	253,502	0.1
330,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	325,994	0.2
213,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	209,633	0.1
244,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	243,792	0.1
276,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	283,862	0.1
9,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	9,372	0.0
302,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	306,461	0.1
7,000	Lockheed Martin Corp., 4.450%, 05/15/2028	7,093	0.0

See Accompanying Notes to Financial Statements

26

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
212,000	RTX Corp., 5.750%, 01/15/2029	$222,040	0.1
265,000 (1)	Smyrna Ready Mix Concrete LLC, 6.000%, 11/01/2028	266,429	0.1
265,000 (1)	TransDigm, Inc., 6.375%, 03/01/2029	273,617	0.1
		3,148,700	1.4
	Technology: 1.2%
224,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	222,172	0.1
376,000	Broadcom, Inc., 3.459%, 09/15/2026	375,038	0.2
41,000	Broadcom, Inc., 4.150%, 11/15/2030	40,847	0.0
90,000	Broadcom, Inc., 5.050%, 07/12/2029	92,686	0.0
65,000	Broadcom, Inc., 5.150%, 11/15/2031	67,467	0.0
330,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	334,537	0.2
361,000	Fiserv, Inc., 5.450%, 03/02/2028	369,834	0.2
200,000 (1)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	212,095	0.1
101,000 (1)	Gartner, Inc., 3.625%, 06/15/2029	97,477	0.0
576,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	574,278	0.3
9,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	9,229	0.0
185,000	International Business Machines Corp., 4.150%, 07/27/2027	186,107	0.1
20,000	KLA Corp., 4.650%, 07/15/2032	20,300	0.0
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	27,165	0.0
		2,629,232	1.2
	Utilities: 1.7%
420,000	Ameren Illinois Co., 3.800%, 05/15/2028	419,181	0.2
13,000	CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	11,591	0.0
73,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	74,847	0.1
64,000	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	60,079	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
117,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	$120,736	0.1
738,000	Duke Energy Corp., 3.150%, 08/15/2027	729,372	0.4
164,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	148,181	0.1
188,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	187,996	0.1
38,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	37,668	0.0
60,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	62,437	0.0
605,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	602,949	0.3
37,000	Georgia Power Co., 4.950%, 05/17/2033	37,745	0.0
233,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	210,686	0.1
383,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	387,342	0.2
75,000	NiSource, Inc., 1.700%, 02/15/2031	65,867	0.0
65,000	NiSource, Inc., 5.200%, 07/01/2029	67,040	0.0
265,000 (1)	NRG Energy, Inc., 3.375%, 02/15/2029	253,706	0.1
68,000 (1)	NRG Energy, Inc., 4.450%, 06/15/2029	67,801	0.0
32,000	ONE Gas, Inc., 2.000%, 05/15/2030	29,318	0.0
65,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	63,629	0.0
		3,638,171	1.7
	Total Corporate Bonds/ Notes
	(Cost $53,529,240)	54,338,200	24.9
ASSET-BACKED SECURITIES: 23.4%
	Automobile Asset-Backed Securities: 3.2%
1,300,000 (1)	American Heritage Auto Receivables Issuer Trust 2025-1A B, 4.770%, 06/16/2031	1,307,725	0.6
1,100,000	Carmax Select Receivables Trust 2025-B B, 4.350%, 07/15/2030	1,102,725	0.5
300,000	CarMax Select Receivables Trust 2025-A B, 5.010%, 09/16/2030	303,950	0.1

See Accompanying Notes to Financial Statements

27

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
550,000	Exeter Automobile Receivables Trust 2025-1A B, 4.910%, 08/15/2029	$554,786	0.3
1,000,000	Exeter Select Automobile Receivables Trust 2025-1 A3, 4.690%, 04/15/2030	1,011,507	0.5
500,000 (1)	GLS Auto Receivables Issuer Trust 2025-1A C, 5.070%, 11/15/2030	505,390	0.2
600,000 (1)	GLS Auto Receivables Issuer Trust 2025-3A B, 4.570%, 01/15/2030	602,603	0.3
600,000	Santander Drive Auto Receivables Trust 2025-1 A3, 4.740%, 01/16/2029	601,412	0.3
300,000	Santander Drive Auto Receivables Trust 2025-2 B, 4.870%, 05/15/2031	303,414	0.1
450,000	Santander Drive Auto Receivables Trust 2025-4 C, 4.520%, 01/15/2032	451,456	0.2
200,000	World Omni Auto Receivables Trust 2025-A B, 5.080%, 11/15/2030	203,965	0.1
		6,948,933	3.2
	Other Asset-Backed Securities: 18.1%
1,000,000 (1)(3)	AB BSL CLO 3 Ltd. 2021-3A C2R, 5.884%, (TSFR3M + 2.000%), 04/20/2038	989,377	0.4
570,000 (1)(3)	AMMC CLO 27 Ltd. 2022-27A A1R, 4.964%, (TSFR3M + 1.080%), 01/20/2037	568,226	0.3
500,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A C, 5.784%, (TSFR3M + 1.900%), 02/20/2038	502,378	0.2
550,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	554,671	0.3
1,225,159 (1)	Aqua Finance Issuer Trust 2025-A A, 5.250%, 12/19/2050	1,248,812	0.6
450,000 (1)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.978%, (TSFR3M + 1.120%), 07/25/2034	450,181	0.2
1,100,000 (1)(3)	Ballyrock CLO 19 Ltd. 2022-19A A1R, 4.994%, (TSFR3M + 1.110%), 04/20/2035	1,099,350	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
400,000 (1)(3)	Birch Grove Clo 15 Ltd. 2025-15A A2, 5.214%, (TSFR3M + 1.500%), 01/23/2039	$400,100	0.2
700,000 (1)(3)	CBAMR LLC 2021-15A BR, 5.454%, (TSFR3M + 1.570%), 01/20/2038	702,122	0.3
500,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 5.732%, (TSFR3M + 1.850%), 01/17/2038	500,266	0.2
1,100,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 4.984%, (TSFR3M + 1.090%), 07/16/2035	1,100,396	0.5
1,426,357 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,329,537	0.6
1,300,000 (1)	DB Master Finance LLC 2025-1A A2I, 4.891%, 08/20/2055	1,305,799	0.6
1,258,415 (1)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	1,156,217	0.5
1,450,000 (1)	Domino's Pizza Master Issuer LLC 2025-1A A2I, 4.930%, 07/25/2055	1,460,718	0.7
1,000,000 (1)(3)	Elevation Clo Ltd. 2021-13A C1R, 5.905%, (TSFR3M + 2.000%), 07/15/2034	1,000,297	0.5
1,000,000 (1)(3)	Fort Greene Park CLO LLC 2025-2A CR, 5.507%, (TSFR3M + 1.650%), 04/22/2034	994,304	0.5
900,000 (1)(3)	HPS Loan Management Ltd. 2025-25A A, 5.619%, (TSFR3M + 1.430%), 07/26/2038	903,358	0.4
1,346,625 (1)	Jersey Mike's Funding 2025-1A A2, 5.610%, 08/16/2055	1,374,917	0.6
546,628 (1)	JGWPT XXIX LLC 2013-2A A, 4.210%, 03/15/2062	520,881	0.2
350,000 (1)(3)	LCM 36 Ltd. 36A A1R, 4.975%, (TSFR3M + 1.070%), 01/15/2034	349,741	0.2
336,183 (1)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	337,483	0.2
1,000,000 (1)(3)	Ocean Trails Clo XI 2021-11A C1R, 5.734%, (TSFR3M + 1.850%), 07/20/2034	986,178	0.4

See Accompanying Notes to Financial Statements

28

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,500,000 (1)(3)	Octagon 75 Ltd. 2025-1A A1, 5.057%, (TSFR3M + 1.200%), 01/22/2038	$1,501,837	0.7
859,667 (1)(3)	OZLM XV Ltd. 2016-15A A1R3, 4.934%, (TSFR3M + 1.050%), 04/20/2033	860,095	0.4
199,983 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	201,711	0.1
1,499,697 (1)	Pagaya AI Debt Grantor Trust 2025-3 A2, 5.365%, 12/15/2032	1,513,457	0.7
1,549,945 (1)	Pagaya AI Debt Trust 2025-4 B, 5.688%, 01/17/2033	1,566,967	0.7
1,000,000 (1)(4)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	997,600	0.5
1,250,000 (1)	Planet Fitness Master Issuer LLC 2025-1A A2I, 5.274%, 12/06/2055	1,258,311	0.6
1,050,000 (1)(3)	PPM CLO 8 Ltd. 2025-8A A1, 5.154%, (TSFR3M + 1.270%), 04/20/2038	1,050,270	0.5
525,000 (1)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	525,687	0.2
109,024 (1)	Reach ABS Trust 2025-1A A, 4.960%, 08/16/2032	109,368	0.0
1,313,000 (1)	Reach ABS Trust 2025-2A B, 5.120%, 08/18/2032	1,326,677	0.6
500,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	508,186	0.2
568,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	562,446	0.3
446,728 (1)	Sunrun Bacchus Issuer LLC 2025-1A A2A, 6.410%, 04/30/2060	452,392	0.2
1,015,402 (1)	Sunrun Pangea Issuer LLC 2025-2A A1, 6.150%, 01/30/2054	1,024,579	0.5
1,500,000 (1)	Taco Bell Funding LLC 2025-1A A2I, 4.821%, 08/25/2055	1,495,108	0.7
730,067 (1)	Textainer Marine Containers VII Ltd. 2021-2A A, 2.230%, 04/20/2046	692,387	0.3
263,500 (1)	Textainer Marine Containers VII Ltd. 2024-1A A, 5.250%, 08/20/2049	265,264	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
483,943 (1)	Wendy's Funding LLC 2019-1A A2II, 4.080%, 06/15/2049	$472,105	0.2
533,841 (1)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	477,345	0.2
1,050,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA A2R3, 5.205%, (TSFR3M + 1.300%), 10/15/2034	1,050,684	0.5
1,915,000 (1)	Zaxbys Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,809,817	0.8
		39,557,602	18.1
	Student Loan Asset-Backed Securities: 2.1%
88,755 (1)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	80,474	0.0
139,111 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	130,788	0.1
58,439 (1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	57,645	0.0
600,000 (1)	Nelnet Student Loan Trust 2025-DA A1A, 4.650%, 08/20/2054	598,413	0.3
202,486 (1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	191,862	0.1
700,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	717,100	0.3
229,757 (1)	SMB Private Education Loan Trust 2023-B A1A, 4.990%, 10/16/2056	231,840	0.1
1,536,213 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,560,677	0.7
1,092,793 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	958,471	0.5
		4,527,270	2.1
	Total Asset-Backed Securities
	(Cost $50,694,781)	51,033,805	23.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.2%
1,500,000 (1)(3)	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 A, 5.088%, (TSFR1M + 1.354%), 01/20/2043	1,499,012	0.7

See Accompanying Notes to Financial Statements

29

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
118,343 (1)(3)	AREIT Ltd. 2024-CRE9 A, 5.437%, (TSFR1M + 1.686%), 05/17/2041	$118,412	0.0
500,000 (1)(3)	AREIT Ltd. 2025-CRE10 A, 5.347%, (TSFR1M + 1.388%), 12/17/2029	499,872	0.2
90,000 (1)(3)	BAMLL Trust 2024-BHP A, 6.100%, (TSFR1M + 2.350%), 08/15/2039	90,315	0.0
1,500,000 (1)(3)	BAMLL Trust 2025-ASHF A, 5.601%, (TSFR1M + 1.850%), 02/15/2042	1,502,557	0.7
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	346,821	0.2
280,000 (3)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	275,280	0.1
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	283,952	0.1
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	246,641	0.1
1,000,000 (1)(3)	BAY Mortgage Trust 2025-LIVN A, 5.550%, (TSFR1M + 1.800%), 05/15/2035	1,002,427	0.5
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 B, 6.002%, 12/15/2057	1,033,647	0.5
1,000,000 (3)	Benchmark Mortgage Trust 2025-V14 B, 6.390%, 04/15/2057	1,044,779	0.5
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,025,444	0.5
1,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.122%, (TSFR1M + 1.386%), 01/17/2043	1,001,531	0.5
98,301 (1)(3)	BX Commercial Mortgage Trust 2024-AIRC A, 5.441%, (TSFR1M + 1.691%), 08/15/2041	98,616	0.0
700,774 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 5.291%, (TSFR1M + 1.541%), 05/15/2034	701,608	0.3
168,043 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 5.391%, (TSFR1M + 1.641%), 05/15/2041	168,509	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-SLCT A, 5.074%, (TSFR1M + 1.323%), 01/15/2042	$1,000,298	0.4
1,500,000 (1)(3)	BX Trust 2025-DIME A, 4.900%, (TSFR1M + 1.150%), 02/15/2035	1,497,957	0.7
600,000 (1)(3)	BX Trust 2025-GW A, 5.350%, (TSFR1M + 1.600%), 07/15/2042	602,068	0.3
996,115 (1)(3)	BX Trust 2025-ROIC B, 5.144%, (TSFR1M + 1.393%), 03/15/2030	993,769	0.4
1,000,000 (1)(3)	BX Trust 2025-VOLT B, 5.850%, (TSFR1M + 2.100%), 12/15/2044	1,005,274	0.5
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	493,932	0.2
30,000 (1)(3)	CONE Trust 2024-DFW1 A, 5.392%, (TSFR1M + 1.642%), 08/15/2041	29,995	0.0
1,000,000 (1)(3)	DBC Mortgage Trust 2025-DBC A, 5.101%, (TSFR1M + 1.350%), 11/15/2042	1,002,202	0.5
1,000,000 (1)(3)	Extended Stay America Trust 2025-ESH A, 5.050%, (TSFR1M + 1.300%), 10/15/2042	1,002,914	0.5
1,500,000 (1)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.116%, (TSFR1M + 1.385%), 08/19/2042	1,499,832	0.7
100,000 (1)(3)	GWT 2024-WLF2 A, 5.441%, (TSFR1M + 1.691%), 05/15/2041	100,401	0.0
1,000,000 (1)(3)	Hawaii Hotel Trust 2025-MAUI A, 5.143%, (TSFR1M + 1.393%), 03/15/2042	1,002,213	0.5
1,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY C, 6.000%, (TSFR1M + 2.250%), 03/15/2042	1,003,276	0.5
781,748 (1)	Key Commercial Mortgage Securities Trust 2018-S1 A3, 4.498%, 10/15/2053	777,368	0.3
1,200,000 (1)(3)	KRE Commercial Mortgage Trust 2025-AIP4 B, 5.350%, (TSFR1M + 1.600%), 03/15/2042	1,198,894	0.5
1,000,000 (1)(3)	KSL Commercial Mortgage Trust 2025-MH A, 5.344%, (TSFR1M + 1.594%), 12/15/2042	1,002,939	0.5

See Accompanying Notes to Financial Statements

30

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(3)	MAD Commercial Mortgage Trust 2025-11MD A, 4.754%, 10/15/2042	$1,004,866	0.5
442,323 (1)(3)	MF1 Ltd. 2021-FL7 A, 4.929%, (TSFR1M + 1.194%), 10/16/2036	442,112	0.2
1,600,000 (1)(3)	MHP Commercial Mortgage Trust 2025-MHIL2 A, 5.250%, (TSFR1M + 1.500%), 09/15/2040	1,602,501	0.7
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 B, 6.513%, 03/15/2058	1,042,098	0.5
215,000 (1)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 5.157%, (TSFR1M + 1.397%), 03/15/2039	214,956	0.1
1,500,000 (1)(3)	PRM5 Trust 2025-PRM5 A, 4.471%, 03/10/2033	1,500,219	0.7
1,000,000 (1)(3)	SCG Commercial Mortgage Trust 2025-DLFN B, 5.250%, (TSFR1M + 1.500%), 03/15/2035	998,366	0.4
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.191%, (TSFR1M + 2.441%), 04/15/2042	1,008,354	0.5
750,000 (1)(3)	SREIT Trust 2021-MFP2 B, 5.036%, (TSFR1M + 1.286%), 11/15/2036	749,982	0.3
1,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.193%, (TSFR1M + 1.443%), 02/15/2042	1,488,367	0.7
650,000	UBS Commercial Mortgage Trust 2017-C4 A4, 3.563%, 10/15/2050	641,050	0.3
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	688,094	0.3
1,000,000	Wells Fargo Commercial Mortgage Trust 2025-5C4 A3, 5.673%, 05/15/2058	1,046,022	0.5
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.092%, (TSFR1M + 2.341%), 04/15/2038	1,005,784	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,200,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.492%, 03/15/2038	$1,207,616	0.5
	Total Commercial Mortgage-Backed Securities
	(Cost $39,710,031)	39,793,142	18.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.9%
210,829 (1)(3)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	210,800	0.1
409,060 (1)(3)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	409,088	0.2
271,057 (1)(3)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	229,355	0.1
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 5.824%, (SOFR30A + 1.950%), 03/25/2044	503,152	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.524%, (SOFR30A + 1.650%), 05/25/2044	502,223	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.824%, (SOFR30A + 1.950%), 02/25/2045	1,006,622	0.5
4,202,179 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.124%, (SOFR30A + 1.250%), 01/25/2055	4,222,868	1.9
735,110 (3)	Fannie Mae REMIC Trust 2024-103 FM, 5.374%, (SOFR30A + 1.500%), 01/25/2055	742,454	0.3
4,316,431 (3)	Fannie Mae REMIC Trust 2024-15 FD, 5.224%, (SOFR30A + 1.350%), 04/25/2054	4,345,981	2.0
966,169 (3)	Fannie Mae REMIC Trust 2024-88 DF, 5.124%, (SOFR30A + 1.250%), 12/25/2054	970,898	0.5
5,755,769 (3)	Freddie Mac REMIC Trust 5410 DF, 5.324%, (SOFR30A + 1.450%), 05/25/2054	5,808,817	2.7
1,941,936 (3)	Freddie Mac REMIC Trust 5460 FH, 4.974%, (SOFR30A + 1.100%), 10/25/2054	1,946,514	0.9

See Accompanying Notes to Financial Statements

31

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
961,194 (3)	Freddie Mac REMIC Trust 5475 FG, 5.024%, (SOFR30A + 1.150%), 11/25/2054	$964,210	0.4
575,578 (3)	Freddie Mac REMIC Trust 5483 FD, 5.174%, (SOFR30A + 1.300%), 12/25/2054	579,179	0.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 8.224%, (SOFR30A + 4.350%), 04/25/2042	1,042,151	0.5
700,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 5.674%, (SOFR30A + 1.800%), 08/25/2044	704,859	0.3
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.524%, (SOFR30A + 1.650%), 02/25/2045	501,513	0.2
726,360 (1)(3)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	635,656	0.3
117,137 (1)(3)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	115,885	0.1
438,363 (1)(3)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	443,105	0.2
881,804 (1)(3)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	771,134	0.4
275,708 (1)(3)	OBX Trust 2025-J2 A19, 5.500%, 09/25/2055	276,637	0.1
63,410 (1)(3)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	63,400	0.0
495,566 (1)(3)	Sequoia Mortgage Trust 2025-12 A19, 5.500%, 12/25/2055	496,615	0.2
277,039 (1)(3)	Sequoia Mortgage Trust 2025-9 A28, 6.000%, 10/25/2055	281,171	0.1
325,944 (1)(3)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	272,492	0.1
102,095 (1)(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 08/25/2062	102,176	0.1

	Total Collateralized Mortgage Obligations
	(Cost $28,093,402)	28,148,955	12.9

U.S. TREASURY OBLIGATIONS: 9.5%
	United States Treasury Inflation Indexed Bonds:
	2.3%
234,039	0.125%, 02/15/2051	126,578	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Inflation Indexed Bonds (continued)
282,008	0.125%, 02/15/2052	$149,385	0.1
237,004	0.250%, 02/15/2050	136,612	0.1
245,531	0.625%, 02/15/2043	182,948	0.1
298,696	0.750%, 02/15/2042	232,806	0.1
364,273	0.750%, 02/15/2045	265,912	0.1
226,856	0.875%, 02/15/2047	163,762	0.1
186,153	1.000%, 02/15/2046	140,513	0.1
164,905	1.000%, 02/15/2048	120,597	0.1
135,788	1.000%, 02/15/2049	97,794	0.0
333,637	1.375%, 02/15/2044	279,656	0.1
247,490	1.500%, 02/15/2053	193,186	0.1
240,309	1.750%, 01/15/2028	242,145	0.1
125,628	2.125%, 02/15/2040	124,484	0.1
187,918	2.125%, 02/15/2041	184,154	0.1
258,122	2.125%, 02/15/2054	232,175	0.1
254,958	2.375%, 01/15/2027	257,014	0.1
651,946	2.375%, 10/15/2028	671,497	0.3
258,359	2.375%, 02/15/2055	245,351	0.1
215,727	2.500%, 01/15/2029	222,729	0.1
100,642	3.375%, 04/15/2032	111,144	0.0
241,381	3.625%, 04/15/2028	253,351	0.1
275,222	3.875%, 04/15/2029	296,558	0.1
		4,930,351	2.3
	United States Treasury Inflation Indexed Notes: 7.2%
637,299	0.125%, 04/15/2027	625,882	0.3
574,906	0.125%, 01/15/2030	545,439	0.2
632,392	0.125%, 07/15/2030	596,986	0.3
651,679	0.125%, 01/15/2031	607,652	0.3
660,579	0.125%, 07/15/2031	612,256	0.3
718,844	0.125%, 01/15/2032	657,090	0.3
511,082	0.250%, 07/15/2029	492,550	0.2
502,343	0.375%, 01/15/2027	496,182	0.2
566,431	0.375%, 07/15/2027	559,949	0.3
578,189	0.500%, 01/15/2028	568,133	0.3
743,509	0.625%, 07/15/2032	697,772	0.3
502,437	0.750%, 07/15/2028	496,524	0.2
433,361	0.875%, 01/15/2029	426,771	0.2
381,967	1.125%, 10/15/2030	376,237	0.2
727,508	1.125%, 01/15/2033	698,299	0.3
631,302	1.250%, 04/15/2028	628,869	0.3
717,815	1.375%, 07/15/2033	699,935	0.3
640,765	1.625%, 10/15/2027	645,722	0.3
685,511	1.625%, 10/15/2029	692,424	0.3
717,088	1.625%, 04/15/2030	720,884	0.3
754,328	1.750%, 01/15/2034	750,339	0.3
791,342	1.875%, 07/15/2034	794,798	0.4
879,424	1.875%, 07/15/2035	877,344	0.4
660,297	2.125%, 04/15/2029	674,379	0.3
848,670	2.125%, 01/15/2035	863,950	0.4
		15,806,366	7.2
	Total U.S. Treasury Obligations
	(Cost $21,015,200)	20,736,717	9.5
	Total Long-Term Investments
	(Cost $193,042,654)	194,050,819	88.9

See Accompanying Notes to Financial Statements

32

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.7%
	Commercial Paper: 8.7%
2,100,000	American Electic, 3.890%, 01/13/2026	$2,097,091	1.0
1,520,000	American Honda, 3.870%, 01/09/2026	1,518,550	0.7
2,100,000	Barton Capital, 3.830%, 02/17/2026	2,089,478	1.0
1,000,000	Broadcom, Inc., 3.930%, 01/20/2026	997,853	0.4
1,700,000	Concord Minutemen, 3.800%, 01/09/2026	1,698,410	0.8
2,000,000	Dominion Energy, 3.900%, 01/20/2026	1,995,740	0.9
2,100,000	Duke Energy, 3.860%, 02/09/2026	2,091,164	1.0
1,000,000	Enbridge, Inc., 3.920%, 01/21/2026	997,750	0.4
2,000,000	Equifax, Inc., 3.900%, 01/16/2026	1,996,584	0.9
1,000,000	Oracle Corp. NE, 3.900%, 01/16/2026	998,294	0.5
2,000,000	Parker Hannifin, 3.900%, 01/27/2026	1,994,245	0.9
500,000	Virginia Electric, 3.880%, 01/05/2026	499,734	0.2
	Total Commercial Paper
	(Cost $18,975,823)	18,974,893	8.7
	Repurchase Agreements: 0.2%
394,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $394,085, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $401,991, due 01/31/26-11/15/55)	394,000	0.2
25,741 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $25,746, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $26,256, due 04/30/26-11/15/34)	25,741	0.0
	Total Repurchase Agreements
	(Cost $419,741)	419,741	0.2

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.8%
1,788,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $1,788,000)	$1,788,000	0.8
	Total Short-Term Investments
	(Cost $21,183,564)	$21,182,634	9.7
	Total Investments in Securities
	(Cost $214,226,218)	$215,233,453	98.6
	Assets in Excess of Other Liabilities	3,030,690	1.4
	Net Assets	$218,264,143	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

33

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$54,338,200	$—	$54,338,200
Asset-Backed Securities	—	50,036,205	997,600	51,033,805
Commercial Mortgage-Backed Securities	—	39,793,142	—	39,793,142
Collateralized Mortgage Obligations	—	28,148,955	—	28,148,955
U.S. Treasury Obligations	—	20,736,717	—	20,736,717
Short-Term Investments	1,788,000	19,394,634	—	21,182,634
Total Investments, at fair value	$1,788,000	$212,447,853	$997,600	$215,233,453
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	—	122,019	—	122,019
Futures	9,385	—	—	9,385
OTC total return swaps	—	3,744	—	3,744
Total Assets	$1,797,385	$212,573,616	$997,600	$215,368,601
Liabilities Table
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	$—	$(76,421)	$—	$(76,421)
Futures	(38,377)	—	—	(38,377)
OTC total return swaps	—	(864,370)	—	(864,370)
Total Liabilities	$(38,377)	$(940,791)	$—	$(979,168)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya VACS Series HYB Fund	$4,107,946	$24,203	$(4,160,203)	$28,054	$—	$48,241	$75	$—
Voya VACS Series SC Fund	4,716,000	23,903	(4,757,903)	18,000	—	53,107	4,599	—
	$8,823,946	$48,106	$(8,918,106)	$46,054	$—	$101,348	$4,674	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	1	03/20/26	$115,015	$61
U.S. Treasury Ultra Long Bond	18	03/20/26	2,124,000	(27,411)
			$2,239,015	$(27,350)
Short Contracts:
U.S. Treasury 2-Year Note	(157)	03/31/26	(32,779,883)	(10,966)
U.S. Treasury 5-Year Note	(248)	03/31/26	(27,107,562)	2,274

See Accompanying Notes to Financial Statements

34

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
U.S. Treasury 10-Year Note	(19)	03/20/26	$(2,136,312)	$6,492
U.S. Treasury Long Bond	(2)	03/20/26	(231,188)	558
			$(62,254,945)	$(1,642)

At December 31, 2025, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

Pay/Receive		Floating Rate		Fixed Rate					Unrealized
Floating	Floating Rate	Index Payment	Fixed	Payment	Maturity			Fair	Appreciation/
Rate	Index	Frequency	Rate	Frequency	Date	Notional Amount		Value	(Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583%	At Termination Date	12/18/26	USD	22,000,000	$36,618	$36,618
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.555	At Termination Date	12/21/26	USD	11,000,000	22,385	22,385
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.767	At Termination Date	02/19/27	USD	16,000,000	(76,421)	(76,421)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.490	At Termination Date	12/20/27	USD	16,000,000	27,258	27,258
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.508	At Termination Date	12/20/27	USD	33,000,000	35,758	35,758
								$45,598	$45,598

At December 31, 2025, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 21.4 basis points)	At Termination Date	BNP Paribas	01/29/26	USD	8,600,000	$(141,307)	$—	$(141,307)
Receive	Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 20 basis points)	At Termination Date	BNP Paribas	03/19/26	USD	49,500,000	(71,969)	—	(71,969)
Receive	Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 20.5 basis points)	At Termination Date	Goldman Sachs International	02/05/26	USD	16,500,000	(160,734)	—	(160,734)
Receive	Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 21 basis points)	At Termination Date	Goldman Sachs International	02/12/26	USD	16,500,000	(163,140)	—	(163,140)
Receive	Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 23 basis points)	At Termination Date	Goldman Sachs International	03/05/26	USD	8,500,000	3,744	—	3,744
Receive	Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 20 basis points)	At Termination Date	Goldman Sachs International	03/05/26	USD	45,600,000	(284,330)	—	(284,330)

See Accompanying Notes to Financial Statements

35

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	Bloomberg U.S. Treasury Inflation- Linked Bond Index (Series L)	At Termination Date	(1-day Secured Overnight Financing Rate+ 20 basis points)	At Termination Date	Goldman Sachs International	03/19/26	USD	29,500,000	$(42,890)	$—	$(42,890)
									$(860,626)	$—	$(860,626)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$9,385
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	122,019
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,744
Total Asset Derivatives		$135,148

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$38,377
Interest rate contracts	Variation margin payable on centrally cleared swaps*	76,421
Interest rate contracts	Unrealized depreciation on OTC swap agreements	864,370
Total Liability Derivatives		$979,168

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency			Written
Derivatives not accounted for as hedging instruments	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$56,274	$—	$56,274
Foreign exchange contracts	18,407	—	—	—	18,407
Interest rate contracts	—	764,962	1,509,795	11,876	2,286,633
Total	$18,407	$764,962	$1,566,069	$11,876	$2,361,314

See Accompanying Notes to Financial Statements

36

Voya Inflation Protected Bond Plus Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Swaps	Total
Foreign exchange contracts	$(18,407)	$—	$—	$(18,407)
Interest rate contracts	—	(913,422)	(243,327)	(1,156,749)
Total	$(18,407)	$(913,422)	$(243,327)	$(1,175,156)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

		Goldman
		Sachs
	BNP Paribas	International	Total
Assets:
OTC total return swaps	$—	$3,744	$3,744
Total Assets	$—	$3,744	$3,744
Liabilities:
OTC total return swaps	$213,276	$651,094	$864,370
Total Liabilities	$213,276	$651,094	$864,370
Net OTC derivative instruments by counterparty, at fair value	$(213,276)	$(647,350)	$(860,626)
Total collateral pledged by the Portfolio/(Received from counterparty)	$200,000	$580,000	$780,000
Net Exposure(1)(2)	$(13,276)	$(67,350)	$(80,626)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2025, the Portfolio had pledged $200,000 and $580,000 in cash collateral to BNP Paribas and Goldman Sachs International. Excess cash collateral, if any, is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $214,944,580.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,880,919
Gross Unrealized Depreciation	(2,436,066)
Net Unrealized Depreciation	$(555,147)

See Accompanying Notes to Financial Statements

37

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: 54.1%
	United States Treasury Bonds: 10.7%
25,170,000	4.750%, 05/15/2055	$24,739,357	10.7

	United States Treasury Floating Rate Notes: 10.5%
6,910,000 (1)	3.761%, 07/31/2027	6,914,512	3.0
17,470,000 (1)	3.792%, 10/31/2027	17,483,759	7.5
		24,398,271	10.5

	United States Treasury Notes: 32.9%
51,670,000	3.625%, 10/31/2030	51,460,090	22.2
15,140,000	3.875%, 08/15/2034	14,910,239	6.5
9,690,000	4.250%, 08/15/2035	9,761,161	4.2
		76,131,490	32.9
	Total U.S. Treasury Obligations
	(Cost $125,106,529)	125,269,118	54.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.4%
	Federal Home Loan Banks: 8.0%
10,590,000	3.625%, 09/04/2026	10,591,977	4.6
8,000,000	4.250%, 09/11/2026	8,034,087	3.4
		18,626,064	8.0

	Federal National Mortgage Association: 4.1%(2)
9,934,000	0.750%, 10/08/2027	9,472,104	4.1

	Government National Mortgage Association: 14.0%
3,963,311	6.000%, 10/20/2053	4,047,488	1.7
5,830,505	6.000%, 11/20/2053	5,954,341	2.6
3,728,824	6.000%, 12/20/2053	3,815,343	1.6
1,482,437	6.000%, 04/20/2054	1,512,543	0.7
4,788,548	6.000%, 05/20/2054	4,890,208	2.1
2,218,627	6.000%, 06/20/2054	2,265,730	1.0
3,970,007	6.000%, 07/20/2054	4,050,635	1.7
4,432,014	6.000%, 09/20/2054	4,522,027	2.0
1,310,245	6.000%, 12/20/2054	1,336,857	0.6
		32,395,172	14.0

	Uniform Mortgage-Backed Securities: 3.3%
2,587,091	6.000%, 08/01/2054	2,658,002	1.1
3,723,086	6.000%, 09/01/2054	3,824,885	1.7
1,184,571	6.000%, 10/01/2054	1,217,046	0.5
		7,699,933	3.3
	Total U.S. Government Agency Obligations
	(Cost $67,631,380)	68,193,273	29.4

CORPORATE BONDS/NOTES: 8.7%
	Basic Materials: 0.1%
200,000 (3)	Anglo American Capital PLC, 2.625%, 09/10/2030	185,001	0.1

	Communications: 0.5%
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	308,540	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
780,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	$814,426	0.4
		1,122,966	0.5

	Consumer, Cyclical: 1.8%
540,000	Ford Motor Credit Co. LLC, 5.303%, 09/06/2029	544,492	0.2
3,740,000	Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,748,307	1.6
		4,292,799	1.8

	Energy: 0.4%
1,642,200 (3)	NFE Financing LLC, 12.000%, 11/15/2029	476,238	0.2
430,000	Occidental Petroleum Corp., 5.200%, 08/01/2029	440,972	0.2
		917,210	0.4

	Financial: 5.6%
310,000 (1)	American Express Co., 3.550%, 12/31/2199	306,705	0.1
630,000	Ares Capital Corp., 2.875%, 06/15/2028	602,251	0.3
230,000	Ares Capital Corp., 7.000%, 01/15/2027	235,768	0.1
620,000 (1)	Barclays PLC, 5.674%, 03/12/2028	631,236	0.3
580,000 (1)	Barclays PLC, 5.690%, 03/12/2030	603,673	0.3
700,000	Blue Owl Capital Corp., 2.875%, 06/11/2028	661,463	0.3
2,460,000 (1)	Charles Schwab Corp. I, 4.000%, 12/31/2199	2,446,480	1.0
520,000 (1)	Citizens Bank NA/ Providence RI, 4.575%, 08/09/2028	524,039	0.2
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,738,655	0.7
1,360,000 (1)(3)	UBS Group AG, 3.875%, 12/31/2199	1,355,213	0.6
2,030,000 (1)	UBS Group AG, 5.125%, 12/31/2199	2,028,938	0.9
900,000 (1)	US Bancorp J, 5.300%, 12/31/2199	902,718	0.4
980,000 (1)	Wells Fargo & Co. BB, 3.900%, 12/31/2199	977,549	0.4
		13,014,688	5.6

See Accompanying Notes to Financial Statements

38

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 0.3%
685,000	Boeing Co., 3.200%, 03/01/2029	$664,350	0.3

	Total Corporate Bonds/ Notes
	(Cost $21,176,035)	20,197,014	8.7
	Total Long-Term Investments
	(Cost $213,913,944)	213,659,405	92.2

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 6.8%
	Mutual Funds: 6.8%
15,842,467 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $15,842,467)	$15,842,467	6.8

	Total Short-Term Investments
	(Cost $15,842,467)	15,842,467	6.8
	Total Investments in Securities
	(Cost $229,756,411)	$229,501,872	99.0
	Assets in Excess of Other Liabilities	2,402,862	1.0
	Net Assets	$231,904,734	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

39

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$125,269,118	$—	$125,269,118
U.S. Government Agency Obligations	—	68,193,273	—	68,193,273
Corporate Bonds/Notes	—	20,197,014	—	20,197,014
Short-Term Investments	15,842,467	—	—	15,842,467
Total Investments, at fair value	$15,842,467	$213,659,405	$—	$229,501,872
Liabilities Table
Other Financial Instruments+
Futures	$(46,765)	$—	$—	$(46,765)
Total Liabilities	$(46,765)	$—	$—	$(46,765)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	282	03/31/26	$30,823,922	$(46,765)
			$30,823,922	$(46,765)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$46,765
Total Liability Derivatives		$46,765

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,465,858
Total	$1,465,858

See Accompanying Notes to Financial Statements

40

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$653,504
Total	$653,504

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $230,002,407.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$887,923
Gross Unrealized Depreciation	(1,435,223)
Net Unrealized Depreciation	$(547,300)

See Accompanying Notes to Financial Statements

41

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Inflation Protected Bond Plus Portfolio
Class ADV	NII	$0.3584
Class I	NII	$0.4117
Class S	NII	$0.3867
VY® BrandywineGLOBAL – Bond Portfolio	NII	$0.3704

NII - Net investment income

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

42

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Investors Trust and Voya Variable Insurance Trust (collectively, the “Trusts”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Inflation Protected Bond Plus Portfolio, a series of Voya Investors Trust, and VY® BrandywineGLOBAL — Bond Portfolio, a series of Voya Variable Insurance Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trusts, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to Voya Inflation Protected Bond Plus Portfolio, and Brandywine Global Investment Management, LLC, the sub-adviser to VY® BrandywineGLOBAL — Bond Portfolio (the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund.

43

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trusts’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trusts’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Portfolios may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net

44

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Adviser that is not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Inflation Protected Bond Plus Portfolio

In considering whether to approve the renewal of the Contracts for Voya Inflation Protected Bond Plus Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year and five-year periods, the third quintile for the year-to-date and one-year periods, and the fourth quintile for the ten-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it outperformed.

45

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this performance data, the Board took into account management’s representations regarding changes to the Portfolio’s Sub-Adviser in December 2024.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee and expense data, the Board took into account that, in connection with a change in investment strategy, the Portfolio’s expense limits were reduced, effective December 6, 2024.

VY® BrandywineGLOBAL — Bond Portfolio

In considering whether to approve the renewal of the Contracts for VY® Brandywine GLOBAL - Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year and ten-year periods, the fourth quintile for the one-year period, and the fifth quintile for the year-to-date and three-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive

Board Conclusions

After its deliberation, the Board concluded that, in its

business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

46

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VIT3AIS (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I and S

Voya Investors Trust

■	Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings as filed on Form NPORT-P is available at: https://individuals.voya.com/product/ variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Global Perspectives® Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Global Perspectives® Portfolio (the “Portfolio”) (one of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting Voya Investors Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

1

STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2025

ASSETS:
Investments in affiliated underlying funds at fair value*	$9,361,251
Cash	1,068
Receivables:
Fund shares sold	5,220
Prepaid expenses	200
Reimbursement due from Investment Adviser	8,586
Other assets	10,202
Total assets	9,386,527

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	4,341
Payable for fund shares redeemed	879
Payable for investment management fees	1,583
Payable for distribution and shareholder service fees	232
Payable to trustees under the deferred compensation plan (Note 6)	10,202
Payable for trustee fees	107
Other accrued expenses and liabilities	22,681
Total liabilities	40,025
NET ASSETS	$9,346,502

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$13,827,639
Total distributable loss	(4,481,137)
NET ASSETS	$9,346,502

* Cost of investments in affiliated underlying funds	$8,632,039

Class ADV
Net assets	$862,950
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	91,295
Net asset value and redemption price per share	$9.45

Class I
Net assets	$8,424,816
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	885,082
Net asset value and redemption price per share	$9.52

Class S
Net assets	$58,736
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,231
Net asset value and redemption price per share	$9.43

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the year ended December 31, 2025

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,446,318
Interest	284
Other	330
Total investment income	1,446,932

EXPENSES:
Investment management fees	85,726
Distribution and shareholder service fees:
Class ADV	210,856
Class S	138
Transfer agent fees:
Class ADV	7,932
Class I	5,753
Class S	40
Shareholder reporting expense	4,852
Professional fees	27,696
Custody and accounting expense	7,066
Trustee fees	1,073
Miscellaneous expense	6,152
Interest expense	4,563
Total expenses	361,847
Waived and reimbursed fees	(164,138)
Net expenses	197,709
Net investment income	1,249,223

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	6,431,489
Capital gain distributions from affiliated underlying funds	1,582,035
Net realized gain	8,013,524

Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(3,093,777)
Net change in unrealized appreciation (depreciation)	(3,093,777)
Net realized and unrealized gain	4,919,747
Increase in net assets resulting from operations	$6,168,970

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
FROM OPERATIONS:
Net investment income	$1,249,223	$1,776,739
Net realized gain	8,013,524	1,327,255
Net change in unrealized appreciation (depreciation)	(3,093,777)	1,167,383
Increase in net assets resulting from operations	6,168,970	4,271,377

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,655,613)	(1,640,185)
Class I	(455,620)	(228,800)
Class S	(2,979)	(1,994)
Total distributions	(3,114,212)	(1,870,979)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,220,719	1,266,939
Reinvestment of distributions	3,114,212	1,870,979
	4,334,931	3,137,918
Cost of shares redeemed	(57,651,146)	(11,911,630)
Net decrease in net assets resulting from capital share transactions	(53,316,215)	(8,773,712)
Net decrease in net assets	(50,261,457)	(6,373,314)

NET ASSETS:
Beginning of year or period	59,607,959	65,981,273
End of year or period	$9,346,502	$59,607,959

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Class ADV
12-31-25	8.75	0.25	•	0.94	1.19	0.49	—	—	0.49	—	9.45	13.89	0.92	0.52	0.52	2.83	863	37
12-31-24	8.43	0.24	•	0.34	0.58	0.26	—	—	0.26	—	8.75	6.90	0.91	0.50	0.50	2.79	52,475	40
12-31-23	8.78	0.24	•	0.62	0.86	0.58	0.63	—	1.21	—	8.43	10.19	0.89	0.52	0.52	2.77	58,570	96
12-31-22	12.08	0.15	•	(2.29)	(2.14)	0.31	0.85	—	1.16	—	8.78	(17.69)	0.88	0.50	0.50	1.55	62,243	22
12-31-21	12.13	0.15	•	0.54	0.69	0.41	0.33	—	0.74	—	12.08	5.74	0.87	0.52	0.52	1.27	88,974	40
Class I
12-31-25	8.83	0.30	•	0.93	1.23	0.54	—	—	0.54	—	9.52	14.23	0.49	0.21	0.21	3.28	8,425	37
12-31-24	8.50	0.27	•	0.35	0.62	0.29	—	—	0.29	—	8.83	7.31	0.31	0.20	0.20	3.09	7,082	40
12-31-23	8.85	0.26	•	0.63	0.89	0.61	0.63	—	1.24	—	8.50	10.50	0.29	0.22	0.22	3.06	7,348	96
12-31-22	12.19	0.18	•	(2.32)	(2.14)	0.35	0.85	—	1.20	—	8.85	(17.51)	0.28	0.20	0.20	1.85	7,219	22
12-31-21	12.23	0.19	•	0.55	0.74	0.45	0.33	—	0.78	—	12.19	6.09	0.27	0.22	0.22	1.54	8,866	40
Class S
12-31-25	8.73	0.28	•	0.92	1.20	0.50	—	—	0.50	—	9.43	14.02	0.74	0.46	0.46	3.04	59	37
12-31-24	8.42	0.25	•	0.33	0.58	0.27	—	—	0.27	—	8.73	6.88	0.56	0.45	0.45	2.84	52	40
12-31-23	8.77	0.23	•	0.63	0.86	0.58	0.63	—	1.21	—	8.42	10.28	0.54	0.47	0.47	2.73	62	96
12-31-22	12.08	0.16	•	(2.30)	(2.14)	0.32	0.85	—	1.17	—	8.77	(17.66)	0.53	0.45	0.45	1.59	68	22
12-31-21	12.13	0.16	•	0.54	0.70	0.42	0.33	—	0.75	—	12.08	5.84	0.52	0.47	0.47	1.29	85	40

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the

6

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

The Portfolio’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

7

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$16,069,547	$69,675,180

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing,

8

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage

Voya Institutional Trust Company	13.98%
Voya Retirement Insurance and Annuity Company	68.31

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees,

as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by the Portfolio were $13,567.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

Class
ADV	Class I	Class S
1.55%	0.95%	1.20%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to and the net expenses of a particular Underlying Fund.

Pursuant to a side letter through May 1, 2026, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months,

9

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026, are as follows:

December 31,
2026	2027	2028	Total
$34,082	$50,622	$46,693	$131,397

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser until May 1, 2026, and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Class ADV	$10,505	$12,164	$6,236	$28,905
Class I	1,260	1,543	5,741	8,544
Class S	11	14	40	65

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio utilized the line of credit during the year ended December 31, 2025 as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
5	$6,164,400	5.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class ADV
12/31/2025	3,496	—	292,202	(6,201,412)	—	(5,905,714)	31,979	—	2,655,613	(56,777,968)	—	(54,090,376)
12/31/2024	60,456	—	189,836	(1,199,872)	—	(949,580)	521,817	—	1,640,185	(10,392,662)	—	(8,230,660)
Class I
12/31/2025	128,306	—	49,765	(95,098)	—	82,973	1,188,740	—	455,620	(873,109)	—	771,251
12/31/2024	85,697	—	26,299	(174,004)	—	(62,008)	744,133	—	228,800	(1,502,524)	—	(529,591)
Class S
12/31/2025	—	—	328	(7)	—	321	—	—	2,979	(69)	—	2,910
12/31/2024	115	—	231	(1,844)	—	(1,498)	989	—	1,994	(16,444)	—	(13,461)

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
December 31,	December 31,
2025	2024
Ordinary	Ordinary
Income	Income
$3,114,212	$1,870,979

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

Undistributed	Undistributed	Unrealized			Total
Ordinary	Long-term	Appreciation/	Capital Loss Carryforward*		Distributable
Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
$1,804,412	$562,631	$246,082	$(7,094,262)	Long-term	$(4,481,137)

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolio's major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2025, no provision for income tax is required in the Portfolio's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio's investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding the Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolio has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 14 — SUBSEQUENT EVENTS

Fund Closure and liquidation: On November 13, 2025, the Board approved a proposal to liquidate the Portfolio on or about May 15, 2026. The Portfolio is closed to new investment as of February 23, 2026.

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

12

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.2%
	Affiliated Investment Companies: 100.2%
126,493	Voya Global Bond Fund - Class R6	$925,926	9.9
123,033	Voya GNMA Income Fund - Class R6	931,363	10.0
105,245	Voya High Yield Portfolio - Class I	935,625	10.0
30,554	Voya Index Plus LargeCap Portfolio - Class I	941,381	10.1
67,690	Voya International Index Portfolio - Class I	960,520	10.3
158,527 (1)	Voya MidCap Opportunities Portfolio - Class R6	881,411	9.4
77,520	Voya Multi-Manager Emerging Markets Equity Fund - Class I	995,355	10.7
64,098	Voya Small Company Portfolio - Class R6	942,888	10.1
101,116	Voya U.S. Bond Index Portfolio - Class I	927,236	9.9
88,759	VY® CBRE Global Real Estate Portfolio - Class I	919,546	9.8

	Total Mutual Funds
	(Cost $8,632,039)	9,361,251	100.2

	Total Investments in Securities
	(Cost $8,632,039)	$9,361,251	100.2
	Liabilities in Excess of Other Assets	(14,749)	(0.2)
	Net Assets	$9,346,502	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

13

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Mutual Funds	$9,361,251	$—	$—	$9,361,251
Total Investments, at fair value	$9,361,251	$—	$—	$9,361,251

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,438,034	$666,673	$(5,933,581)	$(171,126)	$—	$144,598	$728,265	$—
Voya Global Bond Fund - Class R6	5,836,459	946,404	(5,805,288)	(51,649)	925,926	196,250	334,986	—
Voya GNMA Income Fund - Class R6	5,959,178	991,254	(5,867,944)	(151,125)	931,363	161,059	360,723	—
Voya High Yield Portfolio - Class I	6,095,035	741,557	(5,632,371)	(268,596)	935,625	274,258	367,929	—
Voya Index Plus LargeCap Portfolio - Class I	6,331,198	1,406,411	(5,860,433)	(935,795)	941,381	47,171	947,991	644,185
Voya International Index Portfolio - Class I	5,630,620	521,613	(5,189,626)	(2,087)	960,520	152,690	1,142,916	—
Voya MidCap Opportunities Portfolio - Class R6	6,562,350	1,087,278	(5,799,778)	(968,439)	881,411	—	1,565,922	83,441
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	6,283,020	(5,428,600)	140,935	995,355	56,354	336,520	—
Voya Small Company Portfolio - Class R6	6,237,885	1,618,255	(6,309,758)	(603,494)	942,888	72,080	166,963	854,409
Voya U.S. Bond Index Portfolio - Class I	5,932,568	1,027,701	(5,952,907)	(80,126)	927,236	166,991	248,589	—
VY® CBRE Global Real Estate Portfolio - Class I	5,604,864	779,333	(5,462,376)	(2,275)	919,546	174,867	230,685	—
	$59,628,191	$16,069,499	$(63,242,662)	$(3,093,777)	$9,361,251	$1,446,318	$6,431,489	$1,582,035

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $9,115,169.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$246,082
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$246,082

See Accompanying Notes to Financial Statements

14

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global Perspectives® Portfolio
Class ADV	NII	$0.4895
Class I	NII	$0.5374
Class S	NII	$0.4978

NII — Net investment income

Of the ordinary distributions made during the year ended December 31, 2025, 6.06% qualifies for the dividends received deduction (DRD) available to corporate shareholders.

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended December 31, 2025:

Creditable		Portion of Ordinary Income
Foreign	Per Share	Derived from Foreign
Taxes Paid	Amount	Sourced Income*
$75,461	$0.0768	6.36%

* The Portfolio listed above did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolio. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

15

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Perspectives® Portfolio, a series of the Trust (the “Portfolio”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolio, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Portfolio (“Selected Peer Group”) based on the Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolio, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolio as set forth in the Management Contract, including oversight of the Portfolio’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolio under

16

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolio and the level of resources committed to the Portfolio (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolio.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolio does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolio, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its

17

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

affiliated Sub-Adviser attributable to servicing the Portfolio both with and without taking into account the profitability of the distributor of the Portfolio and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolio. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolio. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolio and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Portfolio’s more recent performance, asset levels and asset flows. The Portfolio’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the third quintile of its Morningstar category for the ten-year period, the fourth quintile for the year-to-date, one-year and three-year periods, and the fifth quintile for the five-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Portfolio and that approval of the continuation of the Contracts is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

satisfied with management’s responses relating to the Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Portfolio for the year ending November 30, 2026.

19

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VITFOFAIS (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Aggressive Portfolio (formerly, Voya Retirement Growth Portfolio)	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderately Aggressive Portfolio (formerly, Voya Retirement Moderate Growth Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Retirement Aggressive Portfolio (formerly, Voya Retirement Growth Portfolio), Voya Retirement Conservative Portfolio, Voya Retirement Moderate Portfolio and Voya Retirement Moderately Aggressive Portfolio (formerly, Voya Retirement Moderate Growth Portfolio) and the Board of Trustees of Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Retirement Aggressive Portfolio (formerly, Voya Retirement Growth Portfolio), Voya Retirement Conservative Portfolio, Voya Retirement Moderate Portfolio and Voya Retirement Moderately Aggressive Portfolio (formerly, Voya Retirement Moderate Growth Portfolio) (collectively referred to as the “Portfolios”) (four of the portfolios constituting Voya Investors Trust (the “Trust”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (four of the portfolios constituting Voya Investors Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$$159,509,385	$76,038,581	$129,285,692	$151,393,333
Investments in unaffiliated underlying funds at fair value**	–	8,139,933	2,472,524	–
Cash	8,483	166,433	115,549	90,179
Receivables:
Investments in unaffiliated underlying funds sold	–	3,921	1,351	–
Fund shares sold	59,130	21,185	6,531	12,137
Interest	–	443	339	297
Prepaid expenses	5,871	866	2,173	4,003
Other assets	114,209	14,757	47,978	80,131
Total assets	159,697,078	84,386,119	131,932,137	151,580,080

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	58,112	18,940	4,977	11,979
Payable for fund shares redeemed	1,041	157	1,471	168
Payable for investment management fees	32,645	17,955	26,973	30,930
Payable for distribution and shareholder service fees	37,463	18,023	31,700	42,404
Payable to trustees under the deferred compensation plan (Note 6)	114,209	14,757	47,978	80,131
Payable for trustee fees	122	495	1,182	2,115
Other accrued expenses and liabilities	51,374	23,794	33,927	45,491
Total liabilities	294,966	94,121	148,208	213,218
NET ASSETS	$159,402,112	$84,291,998	$131,783,929	$151,366,862

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$153,190,607	$79,228,550	$139,819,752	$152,176,944
Total distributable earnings (loss)	6,211,505	5,063,448	(8,035,823)	(810,082)
NET ASSETS	$159,402,112	$84,291,998	$131,783,929	$151,366,862

* Cost of investments in affiliated underlying funds	$149,067,263	$63,884,393	$124,692,353	$142,901,668
** Cost of investments in unaffiliated underlying funds	$—	$8,079,803	$2,523,022	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$103,211,903	$83,904,428	$110,075,992	$127,859,818
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,721,278	11,470,068	11,078,047	12,689,227
Net asset value and redemption price per share	$10.62	$7.32	$9.94	$10.08

Class I
Net assets	$56,190,209	$387,570	$21,707,937	$23,507,044
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,271,841	51,842	2,152,420	2,389,496
Net asset value and redemption price per share	$10.66	$7.48	$10.09	$9.84

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderately
	Aggressive	Conservative	Moderate	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$21,660,921	$6,248,858	$13,989,362	$18,255,931
Dividends from unaffiliated underlying funds	162,722	681,732	387,926	81,894
Interest	57,601	8,119	19,921	27,028
Other	9,567	1,481	3,611	6,552
Total investment income	21,890,811	6,940,190	14,400,820	18,371,405

EXPENSES:
Investment management fees	2,956,416	494,714	1,147,419	2,038,604
Distribution and shareholder service fees:
Class ADV	5,871,528	988,908	2,262,020	4,121,081
Transfer agent fees:
Class ADV	31,983	44,253	40,769	45,390
Class I	6,228	126	4,061	2,892
Shareholder reporting expense	10,156	4,919	7,220	10,950
Professional fees	121,518	24,481	55,901	86,051
Custody and accounting expense	91,250	14,599	36,500	62,415
Trustee fees	30,652	4,953	11,811	21,149
Miscellaneous expense	108,028	16,383	39,036	75,233
Interest expense	—	—	9,169	17,239
Total expenses	9,227,759	1,593,336	3,613,906	6,481,004
Waived and reimbursed fees	(881,891)	(490,498)	(717,959)	(911,574)
Net expenses	8,345,868	1,102,838	2,895,947	5,569,430
Net investment income	13,544,943	5,837,352	11,504,873	12,801,975
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	129,999,839	12,169,866	(7,991,085)	55,310,401
Sale of unaffiliated underlying funds	2,309,622	475,192	408,296	1,558,959
Capital gain distributions from affiliated underlying funds	130,808,613	5,346,282	24,050,260	73,311,719
Futures	1,525,673	55,452	337,207	638,444
Net realized gain	264,643,747	18,046,792	16,804,678	130,819,523
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(94,335,985)	(5,893,813)	25,452,189	(30,870,946)
Unaffiliated underlying funds	—	485,068	980,175	—
Net change in unrealized appreciation (depreciation)	(94,335,985)	(5,408,745)	26,432,364	(30,870,946)
Net realized and unrealized gain	170,307,762	12,638,047	43,237,042	99,948,577
Increase in net assets resulting from operations	$183,852,705	$18,475,399	$54,741,915	$112,750,552

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement		Voya Retirement
	Aggressive Portfolio		Conservative Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$13,544,943	$28,515,845	$5,837,352	$8,415,159
Net realized gain	264,643,747	135,848,876	18,046,792	1,844,937
Net change in unrealized appreciation (depreciation)	(94,335,985)	85,195,728	(5,408,745)	5,250,537
Increase in net assets resulting from operations	183,852,705	249,560,449	18,475,399	15,510,633

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(405,296,327)	(139,753,115)	(32,618,279)	(12,975,461)
Class I	(13,295,070)	(4,208,165)	(65,831)	(38,805)
Return of capital:
Class ADV	(14,932,370)	—	(6,055,753)	—
Class I	(478,953)	—	(11,631)	—
Total distributions	(434,002,720)	(143,961,280)	(38,751,494)	(13,014,266)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,421,783	7,444,851	5,857,227	12,620,834
Reinvestment of distributions	434,002,720	143,961,280	38,751,365	13,014,225
	443,424,503	151,406,131	44,608,592	25,635,059
Cost of shares redeemed	(1,801,654,188)	(345,372,835)	(197,122,956)	(69,527,091)
Net decrease in net assets resulting from capital share transactions	(1,358,229,685)	(193,966,704)	(152,514,364)	(43,892,032)
Net decrease in net assets	(1,608,379,700)	(88,367,535)	(172,790,459)	(41,395,665)

NET ASSETS:
Beginning of year or period	1,767,781,812	1,856,149,347	257,082,457	298,478,122
End of year or period	$159,402,112	$1,767,781,812	$84,291,998	$257,082,457

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

			Voya
	Voya Retirement		Retirement Moderately
	Moderate Portfolio		Aggressive Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$11,504,873	$18,363,561	$12,801,975	$24,029,057
Net realized gain	16,804,678	14,215,905	130,819,523	60,065,661
Net change in unrealized appreciation (depreciation)	26,432,364	19,208,191	(30,870,946)	62,037,940
Increase in net assets resulting from operations	54,741,915	51,787,657	112,750,552	146,132,658

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(55,532,845)	(36,148,559)	(211,829,491)	(86,262,217)
Class I	(1,884,658)	(1,205,019)	(4,356,545)	(1,818,964)
Return of capital:
Class ADV	(7,651,413)	—	(13,324,892)	—
Class I	(249,945)	—	(262,808)	—
Total distributions	(65,318,861)	(37,353,578)	(229,773,736)	(88,081,181)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,352,218	11,589,764	10,638,507	11,340,143
Reinvestment of distributions	65,318,861	37,353,578	229,773,736	88,081,181
	76,671,079	48,943,342	240,412,243	99,421,324
Cost of shares redeemed	(584,365,987)	(121,505,701)	(1,176,478,913)	(225,985,327)
Net decrease in net assets resulting from capital share transactions	(507,694,908)	(72,562,359)	(936,066,670)	(126,564,003)
Net decrease in net assets	(518,271,854)	(58,128,280)	(1,053,089,854)	(68,512,526)

NET ASSETS:
Beginning of year or period	650,055,783	708,184,063	1,204,456,716	1,272,969,242
End of year or period	$131,783,929	$650,055,783	$151,366,862	$1,204,456,716

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Aggressive Portfolio
Class ADV
12-31-25	11.99	0.13	•	1.55	1.68	0.33	2.62	0.10	3.05	—	10.62	15.56	0.77	0.70	0.70	1.06	103,212	35
12-31-24	11.34	0.18	•	1.45	1.63	0.25	0.73	—	0.98	—	11.99	14.55	0.76	0.69	0.69	1.54	1,715,676	18
12-31-23	10.61	0.22	•	1.63	1.85	0.17	0.95	—	1.12	—	11.34	17.82	0.76	0.69	0.69	1.97	1,807,320	21
12-31-22	15.03	0.13	•	(2.68)	(2.55)	0.14	1.73	—	1.87	—	10.61	(16.71)	0.76	0.68	0.68	1.08	1,791,695	19
12-31-21	13.80	0.10	•	2.00	2.10	0.25	0.62	—	0.87	—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
Class I
12-31-25	12.06	0.24	•	1.50	1.74	0.42	2.62	0.10	3.14	—	10.66	16.08	0.34	0.34	0.34	2.06	56,190	35
12-31-24	11.41	0.24	•	1.44	1.68	0.30	0.73	—	1.03	—	12.06	14.96	0.26	0.26	0.26	1.97	52,106	18
12-31-23	10.67	0.27	•	1.64	1.91	0.22	0.95	—	1.17	—	11.41	18.38	0.26	0.26	0.26	2.41	48,830	21
12-31-22	15.12	0.19	•	(2.70)	(2.51)	0.21	1.73	—	1.94	—	10.67	(16.32)	0.26	0.26	0.26	1.55	44,053	19
12-31-21	13.88	0.16	•	2.01	2.17	0.31	0.62	—	0.93	—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
Voya Retirement Conservative Portfolio Class ADV
12-31-25	7.88	0.23	•	0.45	0.68	0.47	0.58	0.19	1.24	—	7.32	9.23	0.81	0.56	0.56	2.95	83,904	19
12-31-24	7.82	0.24	•	0.20	0.44	0.25	0.13	—	0.38	—	7.88	5.67	0.79	0.54	0.54	3.03	256,412	21
12-31-23	7.47	0.22	•	0.43	0.65	0.15	0.15	—	0.30	—	7.82	8.79	0.79	0.54	0.54	2.83	297,835	22
12-31-22	9.87	0.13	•	(1.49)	(1.36)	0.19	0.85	—	1.04	—	7.47	(13.99)	0.78	0.53	0.53	1.61	316,601	22
12-31-21	9.84	0.12	•	0.33	0.45	0.21	0.21	—	0.42	—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
Class I
12-31-25	8.04	0.26	•	0.46	0.72	0.51	0.58	0.19	1.28	—	7.48	9.53	0.32	0.32	0.32	3.28	388	19
12-31-24	7.98	0.26	•	0.20	0.46	0.27	0.13	—	0.40	—	8.04	5.85	0.29	0.29	0.29	3.28	671	21
12-31-23	7.62	0.23	•	0.45	0.68	0.17	0.15	—	0.32	—	7.98	9.06	0.29	0.29	0.29	3.02	643	22
12-31-22	10.04	0.16	•	(1.51)	(1.35)	0.22	0.85	—	1.07	—	7.62	(13.68)	0.28	0.28	0.28	1.84	844	22
12-31-21	10.01	0.15	•	0.33	0.48	0.24	0.21	—	0.45	—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
Voya Retirement Moderate Portfolio Class ADV
12-31-25	9.90	0.24	•	0.87	1.11	0.50	0.44	0.13	1.07	—	9.94	11.72	0.78	0.63	0.63	2.42	110,076	24
12-31-24	9.71	0.27	•	0.49	0.76	0.29	0.28	—	0.57	—	9.90	7.81	0.77	0.62	0.62	2.68	629,375	16
12-31-23	9.29	0.25	•	0.77	1.02	0.16	0.44	—	0.60	—	9.71	11.24	0.77	0.61	0.61	2.65	686,476	19
12-31-22	12.63	0.14	•	(2.04)	(1.90)	0.19	1.25	—	1.44	—	9.29	(15.17)	0.77	0.61	0.61	1.33	710,975	19
12-31-21	12.24	0.12	•	1.03	1.15	0.24	0.52	—	0.76	—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
Class I
12-31-25	10.06	0.28	•	0.88	1.16	0.56	0.44	0.13	1.13	—	10.09	12.09	0.32	0.32	0.32	2.73	21,708	24
12-31-24	9.86	0.30	•	0.50	0.80	0.32	0.28	—	0.60	—	10.06	8.19	0.27	0.27	0.27	3.02	20,681	16
12-31-23	9.43	0.29	•	0.78	1.07	0.20	0.44	—	0.64	—	9.86	11.61	0.27	0.27	0.27	3.00	21,708	19
12-31-22	12.81	0.18	•	(2.07)	(1.89)	0.24	1.25	—	1.49	—	9.43	(14.87)	0.27	0.27	0.27	1.70	21,276	19
12-31-21	12.40	0.17	•	1.05	1.22	0.29	0.52	—	0.81	—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
Voya Retirement Moderately Aggressive Portfolio Class ADV
12-31-25	10.87	0.16	•	1.23	1.39	0.37	1.69	0.12	2.18	—	10.08	13.94	0.78	0.67	0.67	1.50	127,860	29
12-31-24	10.40	0.21	•	1.06	1.27	0.25	0.55	—	0.80	—	10.87	12.32	0.76	0.65	0.65	1.92	1,181,894	16
12-31-23	9.87	0.22	•	1.26	1.48	0.15	0.80	—	0.95	—	10.40	15.37	0.77	0.66	0.66	2.15	1,247,175	17
12-31-22	13.71	0.13	•	(2.37)	(2.24)	0.16	1.44	—	1.60	—	9.87	(16.30)	0.76	0.65	0.65	1.13	1,243,439	18
12-31-21	12.79	0.10	•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
Class I
12-31-25	10.70	0.19	•	1.21	1.40	0.45	1.69	0.12	2.26	—	9.84	14.29	0.33	0.33	0.33	1.86	23,507	29

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderately Aggressive Portfolio (continued)
Class I (continued)
12-31-24	10.24	0.25	•	1.05	1.30	0.29	0.55	—	0.84	—	10.70	12.88	0.26	0.26	0.26	2.31	22,563	16
12-31-23	9.74	0.26	•	1.24	1.50	0.20	0.80	—	1.00	—	10.24	15.79	0.27	0.27	0.27	2.58	25,794	17
12-31-22	13.58	0.18	•	(2.36)	(2.18)	0.22	1.44	—	1.66	—	9.74	(16.01)	0.26	0.26	0.26	1.59	23,397	18
12-31-21	12.67	0.16	•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Aggressive Portfolio (“Aggressive”), Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderately Aggressive Portfolio (“Moderately Aggressive”), each a diversified series of the Trust. Prior to May 1, 2025, Aggressive was known as Voya Retirement Growth Portfolio and Moderately Aggressive was known as Voya Retirement Moderate Growth Portfolio.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware

limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Aggressive	$438,975,642	$2,086,301,843
Conservative	38,304,505	218,381,110
Moderate	116,575,113	653,699,101
Moderately Aggressive	250,370,135	1,330,143,038

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.0751%, 0.2480%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Aggressive, Conservative, Moderate and Moderately Aggressive, respectively. The actual distribution

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

fee to be paid by Aggressive, Conservative, Moderate and Moderately Aggressive is at an annual rate of 0.1749%, 0.002%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

ReliaStar Life Insurance Company	Retirement Aggressive	35.65%
	Retirement Moderate	15.85
	Retirement Moderately Aggressive	20.52
Voya Institutional Trust Company	Retirement Aggressive	38.58%
	Retirement Conservative	90.13
	Retirement Moderate	70.71
	Retirement Moderately Aggressive	65.77

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Aggressive	$38,121
Conservative	44,343
Moderate	44,744
Moderately Aggressive	48,189

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

	Class	Class
Portfolio	ADV	I
Aggressive	1.07%	0.82%
Conservative	0.92%	0.67%
Moderate	1.00%	0.75%
Moderately Aggressive	1.04%	0.79%

These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may, until May 1, 2026, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of

12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — LINE OF CREDIT (continued)

credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Moderate	5	$12,386,400	5.33%
Moderately Aggressive	7	16,633,857	5.33

13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Aggressive
Class ADV
12/31/2025	711,451	—	39,330,442	(173,460,597)	—	(133,418,704)	8,192,568	—	420,228,697	(1,796,562,142)	—	(1,368,140,877)
12/31/2024	546,010	—	11,954,929	(28,681,681)	—	(16,180,742)	6,512,133	—	139,753,115	(340,619,561)	—	(194,354,313)
Class I
12/31/2025	104,107	—	1,284,786	(437,894)	—	950,999	1,229,215	—	13,774,023	(5,092,046)	—	9,911,192
12/31/2024	78,197	—	358,447	(395,940)	—	40,704	932,718	—	4,208,165	(4,753,274)	—	387,609
Conservative
Class ADV
12/31/2025	727,713	—	5,256,586	(27,050,077)	—	(21,065,778)	5,726,338	—	38,674,032	(196,664,221)	—	(152,263,851)
12/31/2024	1,577,954	—	1,669,944	(8,793,631)	—	(5,545,733)	12,406,540	—	12,975,461	(69,294,799)	—	(43,912,798)
Class I
12/31/2025	16,013	—	10,282	(57,853)	—	(31,558)	130,889	—	77,333	(458,735)	—	(250,513)
12/31/2024	26,681	—	4,894	(28,765)	—	2,810	214,294	—	38,764	(232,292)	—	20,766
Moderate
Class ADV
12/31/2025	910,987	—	6,509,749	(59,892,192)	—	(52,471,456)	9,063,001	—	63,184,258	(580,805,657)	—	(508,558,398)
12/31/2024	1,086,517	—	3,703,746	(11,913,555)	—	(7,123,292)	10,752,092	—	36,148,559	(117,989,299)	—	(71,088,648)
Class I
12/31/2025	230,650	—	216,732	(350,306)	—	97,076	2,289,217	—	2,134,603	(3,560,330)	—	863,490
12/31/2024	83,437	—	121,719	(350,952)	—	(145,796)	837,672	—	1,205,019	(3,516,402)	—	(1,473,711)
Moderately Aggressive
Class ADV
12/31/2025	867,215	—	22,399,466	(119,272,985)	—	(96,006,304)	9,227,066	—	225,154,383	(1,172,985,604)	—	(938,604,155)
12/31/2024	979,460	—	8,122,619	(20,315,795)	—	(11,213,716)	10,602,320	—	86,262,217	(219,022,596)	—	(122,158,059)
Class I
12/31/2025	142,179	—	469,905	(331,919)	—	280,165	1,411,441	—	4,619,353	(3,493,309)	—	2,537,485
12/31/2024	69,400	—	174,397	(652,294)	—	(408,497)	737,823	—	1,818,964	(6,962,731)	—	(4,405,944)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended			Year Ended
	December 31, 2025			December 31, 2024
	Ordinary	Long-term	Return of	Ordinary	Long-term
	Income	Capital Gains	Capital	Income	Capital Gains
Aggressive	$54,055,144	$364,536,253	$15,411,323	$39,914,748	$104,046,532
Conservative	15,474,815	17,209,295	6,067,384	9,558,362	3,455,904
Moderate	32,206,769	25,210,734	7,901,358	19,980,478	17,373,100
Moderately Aggressive	39,899,712	176,286,324	13,587,700	28,906,972	59,174,209

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2025 were:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-term	Appreciation/	Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
Aggressive	$—	$—	$6,211,505	$6,211,505
Conservative	—	—	5,063,448	5,063,448
Moderate	—	—	(8,035,823)	(8,035,823)
Moderately Aggressive	—	—	(810,082)	(810,082)

At December 31, 2025, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange traded suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — SEGMENT REPORTING (continued)

Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s

NOTE 14 — SUBSEQUENT EVENTS

Fee Change: Effective January 1, 2026, the expense limits for Class I shares of Aggressive, Moderate, and Moderately Aggressive were lowered to 0.68%, 0.66% and 0.65%, respectively.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

16

Voya Retirement Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
444,519	Voya High Yield Bond Fund - Class R6	$3,133,862	2.0
955,446	Voya International Index Portfolio - Class I	13,557,773	8.5
267,712	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,437,423	2.2
1,681,184	Voya Russell TM Mid Cap Index Portfolio - Class I	18,526,649	11.6
236,905	Voya Russell TM Small Cap Index Portfolio - Class I	3,276,391	2.1
818,167	Voya Short Duration Bond Fund - Class R6	7,707,134	4.8
2,083,482	Voya U.S. Bond Index Portfolio - Class I	19,105,528	12.0
4,309,811	Voya U.S. Stock Index Portfolio - Class I	90,764,625	56.9

	Total Mutual Funds
	(Cost $149,067,263)	159,509,385	100.1

	Total Investments in Securities
	(Cost $149,067,263)	$159,509,385	100.1
	Liabilities in Excess of Other Assets	(107,273)	(0.1)
	Net Assets	$159,402,112	100.0

See Accompanying Notes to Financial Statements

17

Voya Retirement Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Mutual Funds	$159,509,385	$—	$—	$159,509,385
Total Investments, at fair value	$159,509,385	$—	$—	$159,509,385

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Emerging Markets Index Portfolio - Class I	$53,242,462	$1,298,845	$(56,239,692)	$1,698,385	$—	$1,243,648	$3,297,551	$—
Voya High Yield Bond Fund - Class R6	36,165,426	4,421,019	(36,451,314)	(1,001,269)	3,133,862	1,647,578	1,537,786	—
Voya International Index Portfolio - Class I	194,843,788	11,019,016	(174,508,551)	(17,796,480)	13,557,773	4,561,649	50,515,882	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	3,395,482	(100,837)	142,778	3,437,423	195,450	3,956	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	52,205,900	9,902,635	(57,774,687)	(4,333,848)	—	94,887	324,163	5,306,199
Voya Russell TM Mid Cap Index Portfolio - Class I	175,212,748	62,680,706	(219,931,495)	564,690	18,526,649	2,072,591	(4,696,021)	19,682,885
Voya Russell TM Small Cap Index Portfolio - Class I	34,589,281	8,696,570	(37,459,742)	(2,549,718)	3,276,391	556,358	1,147,324	3,882,506
Voya Short Duration Bond Fund - Class R6	90,902,834	11,449,927	(93,860,180)	(785,447)	7,707,134	2,960,352	1,791,603	—
Voya U.S. Bond Index Portfolio - Class I	251,835,028	27,324,714	(295,845,716)	35,791,502	19,105,528	6,576,517	(29,217,315)	—
Voya U.S. Stock Index Portfolio - Class I	879,872,753	247,089,694	(930,131,244)	(106,066,578)	90,764,625	1,751,891	105,294,910	101,937,023
	$1,768,870,220	$387,278,608	$(1,902,303,458)	$(94,335,985)	$159,509,385	$21,660,921	$129,999,839	$130,808,613

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,525,673
Total	$1,525,673

See Accompanying Notes to Financial Statements

18

Voya Retirement Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $153,297,875.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,211,510
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$6,211,510

See Accompanying Notes to Financial Statements

19

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 9.7%
90,724	Schwab U.S. TIPS ETF	$2,403,279	2.9
29,226	Vanguard Long-Term Treasury ETF	1,630,811	1.9
52,098	Vanguard Short-Term Bond ETF	4,105,843	4.9

	Total Exchange-Traded Funds
	(Cost $8,079,803)	8,139,933	9.7
MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
475,018	Voya High Yield Bond Fund - Class R6	3,348,880	4.0
183,984	Voya International Index Portfolio - Class I	2,610,731	3.1
142,964	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,835,653	2.2
149,600	Voya Russell TM Mid Cap Index Portfolio - Class I	1,648,589	1.9
1,242,849	Voya Short Duration Bond Fund - Class R6	11,707,641	13.9
4,277,693	Voya U.S. Bond Index Portfolio - Class I	39,226,441	46.5
743,620	Voya U.S. Stock Index Portfolio - Class I	15,660,646	18.6

	Total Mutual Funds
	(Cost $63,884,393)	76,038,581	90.2
	Total Long-Term Investments
	(Cost $71,964,196)	84,178,514	99.9
	Total Investments in Securities
	(Cost $71,964,196)	$84,178,514	99.9
	Assets in Excess of Other Liabilities	113,484	0.1
	Net Assets	$84,291,998	100.0

See Accompanying Notes to Financial Statements

20

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,139,933	$—	$—	$8,139,933
Mutual Funds	76,038,581	—	—	76,038,581
Total Investments, at fair value	$84,178,514	$—	$—	$84,178,514

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$10,373,172	$776,082	$(7,627,546)	$(172,828)	$3,348,880	$522,129	$337,912	$—
Voya International Index Portfolio - Class I	7,618,091	571,151	(5,195,246)	(383,265)	2,610,731	187,422	1,876,675	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	1,817,187	(58,267)	76,733	1,835,653	104,479	1,749	—
Voya Russell TM Mid Cap Index Portfolio - Class I	5,022,604	1,146,242	(4,185,139)	(335,118)	1,648,589	62,452	159,362	593,089
Voya Short Duration Bond Fund - Class R6	36,418,699	3,475,289	(28,626,477)	440,130	11,707,641	1,322,364	(59,490)	—
Voya U.S. Bond Index Portfolio - Class I	126,348,884	9,420,691	(109,937,002)	13,393,868	39,226,441	3,810,091	(10,065,591)	—
Voya U.S. Stock Index Portfolio - Class I	50,448,688	10,061,996	(25,936,705)	(18,913,333)	15,660,646	239,921	19,919,249	4,753,193
	$236,230,138	$27,268,638	$(181,566,382)	$(5,893,813)	$76,038,581	$6,248,858	$12,169,866	$5,346,282

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$55,452
Total	$55,452

See Accompanying Notes to Financial Statements

21

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $79,115,064.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,165,161
Gross Unrealized Depreciation	(101,711)
Net Unrealized Appreciation	$5,063,450

See Accompanying Notes to Financial Statements

22

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.9%
93,338	Schwab U.S. TIPS ETF	$2,472,524	1.9
	Total Exchange-Traded Funds
	(Cost $2,523,022)	2,472,524	1.9
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
736,282	Voya High Yield Bond Fund - Class R6	5,190,791	4.0
567,360	Voya International Index Portfolio - Class I	8,050,841	6.1
221,992	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,850,374	2.2
348,200	Voya Russell TM Mid Cap Index Portfolio - Class I	3,837,163	2.9
1,639,797	Voya Short Duration Bond Fund - Class R6	15,446,892	11.7
5,379,238	Voya U.S. Bond Index Portfolio - Class I	49,327,609	37.4
2,116,905	Voya U.S. Stock Index Portfolio - Class I	44,582,022	33.8
	Total Mutual Funds
	(Cost $124,692,353)	129,285,692	98.1
	Total Long-Term Investments
	(Cost $127,215,375)	131,758,216	100.0
	Total Investments in Securities
	(Cost $127,215,375)	$131,758,216	100.0
	Assets in Excess of Other Liabilities	25,713	0.0
	Net Assets	$131,783,929	100.0

See Accompanying Notes to Financial Statements

23

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,472,524	$—	$—	$2,472,524
Mutual Funds	129,285,692	—	—	129,285,692
Total Investments, at fair value	$131,758,216	$—	$—	$131,758,216

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,915,411	$486,872	$(14,740,809)	$1,338,526	$—	$311,699	$(113,914)	$—
Voya High Yield Bond Fund - Class R6	26,323,117	2,243,421	(22,670,467)	(705,280)	5,190,791	1,254,976	1,111,549	—
Voya International Index Portfolio - Class I	38,666,722	2,815,744	(29,627,529)	(3,804,096)	8,050,841	935,328	10,945,824	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	2,838,632	(104,341)	116,083	2,850,374	161,014	3,285	—
Voya Russell TM Mid Cap Index Portfolio - Class I	19,120,807	4,057,762	(18,549,065)	(792,341)	3,837,163	233,746	123,402	2,219,832
Voya Short Duration Bond Fund - Class R6	79,396,515	7,134,328	(72,868,271)	1,784,320	15,446,892	2,718,125	(930,736)	—
Voya U.S. Bond Index Portfolio - Class I	274,869,400	22,454,557	(292,013,671)	44,017,323	49,327,609	7,655,178	(36,869,356)	—
Voya U.S. Stock Index Portfolio - Class I	185,649,932	60,833,264	(185,398,828)	(16,502,346)	44,582,022	719,296	17,738,861	21,830,428
	$636,941,904	$102,864,580	$(635,972,981)	$25,452,189	$129,285,692	$13,989,362	$(7,991,085)	$24,050,260

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

24

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$337,207
Total	$337,207

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $139,794,038.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(8,035,822)
Net Unrealized Depreciation	$(8,035,822)

See Accompanying Notes to Financial Statements

25

Voya Retirement Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
422,715	Voya High Yield Bond Fund - Class R6	$2,980,142	2.0
591,905	Voya International Index Portfolio - Class I	8,399,126	5.5
254,226	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,264,263	2.2
666,054	Voya Russell TM Mid Cap Index Portfolio - Class I	7,339,911	4.8
1,254,218	Voya Short Duration Bond Fund - Class R6	11,814,732	7.8
4,095,334	Voya U.S. Bond Index Portfolio - Class I	37,554,209	24.8
3,800,615	Voya U.S. Stock Index Portfolio - Class I	80,040,950	52.9
	Total Mutual Funds
	(Cost $142,901,668)	151,393,333	100.0
	Total Investments in Securities
	(Cost $142,901,668)	$151,393,333	100.0
	Liabilities in Excess of Other Assets	(26,471)	0.0
	Net Assets	$151,366,862	100.0

See Accompanying Notes to Financial Statements

26

Voya Retirement Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Mutual Funds	$151,393,333	$—	$—	$151,393,333
Total Investments, at fair value	$151,393,333	$—	$—	$151,393,333

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Emerging Markets Index Portfolio - Class I	$24,083,241	$688,867	$(26,662,813)	$1,890,705	$—	$569,373	$379,214	$—
Voya High Yield Bond Fund - Class R6	24,538,547	2,646,101	(23,525,924)	(678,582)	2,980,142	1,132,529	1,046,927	—
Voya International Index Portfolio - Class I	84,126,456	4,509,463	(72,070,024)	(8,166,769)	8,399,126	1,993,482	22,545,920	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	3,203,879	(75,395)	135,779	3,264,263	184,985	3,511	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	23,613,357	4,814,601	(26,459,673)	(1,968,285)	—	43,444	157,862	2,429,425
Voya Russell TM Mid Cap Index Portfolio - Class I	59,438,154	10,845,715	(65,521,668)	2,577,710	7,339,911	711,667	(4,650,568)	6,758,535
Voya Short Duration Bond Fund - Class R6	98,684,931	11,074,949	(99,225,413)	1,280,265	11,814,732	3,262,285	(198,557)	—
Voya U.S. Bond Index Portfolio - Class I	329,537,015	33,075,608	(367,602,964)	42,544,550	37,554,209	8,939,346	(33,718,804)	—
Voya U.S. Stock Index Portfolio - Class I	561,150,921	155,869,359	(568,493,011)	(68,486,319)	80,040,950	1,418,820	69,744,896	64,123,759
	$1,205,172,622	$226,728,542	$(1,249,636,885)	$(30,870,946)	$151,393,333	$18,255,931	$55,310,401	$73,311,719

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

27

Voya Retirement Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$638,444
Total	$638,444

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $152,203,412.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(810,079)
Net Unrealized Depreciation	$(810,079)

See Accompanying Notes to Financial Statements

28

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

		Per Share			Per Share
Portfolio Name	Type	Amount	Portfolio Name	Type	Amount
Voya Retirement Aggressive Portfolio			Voya Retirement Moderate Portfolio
Class ADV	NII	$0.3311	Class ADV	NII	$0.4987
Class I	NII	$0.4226	Class I	NII	$0.5604
All Classes	STCG	$0.0528	All Classes	STCG	$0.0255
All Classes	LTCG	$2.5676	All Classes	LTCG	$0.4162
All Classes	ROC	$0.1050	All Classes	ROC	$0.1261
Voya Retirement Conservative Portfolio			Voya Retirement Moderately Aggressive Portfolio

Class ADV	NII	$0.4696	Class ADV	NII	$0.3699
Class I	NII	$0.5058	Class I	NII	$0.4463
All Classes	STCG	$0.0320	All Classes	STCG	$0.0132
All Classes	LTCG	$0.5530	All Classes	LTCG	$1.6769
All Classes	ROC	$0.1932	All Classes	ROC	$0.1258

NII - Net investment income

STCG- Short-term capital gain

LTCG - Long-term capital gain

ROC - Return of capital

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Retirement Aggressive Portfolio	38.10%
Voya Retirement Conservative Portfolio	7.43%
Voya Retirement Moderate Portfolio	12.69%
Voya Retirement Moderately Aggressive Portfolio	27.50%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Retirement Aggressive Portfolio	$364,536,253
Voya Retirement Conservative Portfolio	$17,209,295
Voya Retirement Moderate Portfolio	$25,210,734
Voya Retirement Moderately Aggressive Portfolio	$176,286,324

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025:

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Retirement Aggressive Portfolio	$2,193,500	$0.1463	17.24%
Voya Retirement Conservative Portfolio	$94,452	$0.0082	3.40%
Voya Retirement Moderate Portfolio	$456,656	$0.0345	7.45%
Voya Retirement Moderately Aggressive Portfolio	$965,699	$0.0640	11.78%

*	None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

29

TAX INFORMATION (Unaudited) (continued)

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Investors Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Retirement Aggressive Portfolio, Voya Retirement Conservative Portfolio, Voya Retirement Moderate Portfolio, and Voya Retirement Moderately Aggressive Portfolio, each a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November

11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Retirement Aggressive Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Aggressive Portfolio (formerly, Voya Retirement Growth Portfolio), the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, and ten-year periods, the third quintile for the five-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Retirement Conservative Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Conservative Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the one-year, three-year, and five-year periods, and the fourth quintile for the

33

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Retirement Moderate Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Moderate Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the one-year and five-year periods, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account:

(1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Retirement Moderately Aggressive Portfolio

In considering whether to approve the renewal of the Contracts for Voya Retirement Moderately Aggressive Portfolio (formerly, Voya Retirement Moderate Growth Portfolio), the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, and ten-year periods, the third quintile for the five-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to

34

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

35

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-RETADVI (1225)

Annual Financial Statements and Other Information

December 31, 2025

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio, Voya VACS Index Series S Portfolio and the Boards of Directors/ Trustees of Voya Variable Portfolios, Inc. and Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio and Voya VACS Index Series S Portfolio (collectively referred to as the “Portfolios”) (four portfolios constituting Voya Variable Portfolios, Inc. and one portfolio constituting Voya Investors Trust, respectively (collectively referred to as the “Registrants”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting the Registrants	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya VACS Index Series EM Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from March 15, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series I Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from February 3, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series MC Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from January 27, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series S Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from January 27, 2023 (commencement of operations) through December 31, 2023

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Voya VACS Index Series SC Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from January 20, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Registrant’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Registrants are not required to have, nor were we engaged to perform, an audit of the Registrants’ internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Registrants’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$521,464,173	$2,123,526,003	$318,522,423
Investments in affiliates at fair value**	–	–	179,521
Short-term investments at fair value†	20,567,064	92,015,207	3,018,325
Cash	–	23	105,552
Cash collateral for futures contracts	561,239	889,013	75,988
Foreign currencies at value‡	654,239	772,776	–
Receivables:
Investment securities sold	149,343	–	12,234
Fund shares sold	229,269	973,053	174,056
Dividends	1,085,685	2,215,384	293,499
Interest	–	677	–
Foreign tax reclaims	67,818	3,780,575	–
Variation margin on futures contracts	387	–	–
Other assets	2,496	10,111	2,678
Total assets	544,781,713	2,224,182,822	322,384,276
LIABILITIES:
Payable for investment securities purchased	137,910	–	206,886
Payable for fund shares redeemed	82,438	366,897	29,726
Payable upon receipt of securities loaned	5,099,064	73,510,207	2,261,325
Variation margin payable on futures contracts	–	149,456	11,280
Payable for unified fees	71,201	264,539	41,075
Payable to custodian due to bank overdraft	46,430	–	–
Payable to directors under the deferred compensation plan (Note 5)	2,496	10,111	2,678
Payable for foreign capital gains tax	2,817,960	–	–
Total liabilities	8,257,499	74,301,210	2,552,970
NET ASSETS	$536,524,214	$2,149,881,612	$319,831,306
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$378,832,719	$1,575,426,324	$220,662,028
Total distributable earnings	157,691,495	574,455,288	99,169,278
NET ASSETS	$536,524,214	$2,149,881,612	$319,831,306

+ Including securities loaned at value	$4,057,793	$63,386,173	$2,202,198
* Cost of investments in securities	$378,318,714	$1,583,731,301	$236,221,294
** Cost of investments in affiliates	$—	$—	$167,086
† Cost of short-term investments	$20,567,064	$92,015,207	$3,018,325
‡ Cost of foreign currencies	$661,058	$877,441	$—

Net assets	$536,524,214	$2,149,881,612	$319,831,306
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	36,066,784	153,684,750	24,437,070
Net asset value and redemption price per share	$14.88	$13.99	$13.09

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$4,153,047,129	$196,248,771
Short-term investments at fair value†	39,483,830	10,603,450
Cash	439,809	44,793
Cash collateral for futures contracts	3,030,957	440,424
Receivables:
Investment securities sold	–	156,034
Fund shares sold	1,970,671	102,268
Dividends	2,247,455	199,809
Interest	487	–
Foreign tax reclaims	–	4,215
Other assets	23,443	1,428
Total assets	4,200,243,781	207,801,192
LIABILITIES:
Payable for fund shares redeemed	710,808	19,817
Payable upon receipt of securities loaned	810,830	6,099,450
Variation margin payable on futures contracts	326,522	41,852
Payable for unified fees	544,221	26,136
Payable to directors/ trustees under the deferred compensation plan (Note 5)	23,443	1,428
Total liabilities	2,415,824	6,188,683
NET ASSETS	$4,197,827,957	$201,612,509
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,373,958,034	$141,935,649
Total distributable earnings	1,823,869,923	59,676,860
NET ASSETS	$4,197,827,957	$201,612,509
+ Including securities loaned at value	$789,722	$5,908,902
* Cost of investments in securities	$2,468,364,672	$147,281,553
† Cost of short-term investments	$39,483,830	$10,603,450

Net assets	$4,197,827,957	$201,612,509
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	257,623,881	17,460,442
Net asset value and redemption price per share	$16.29	$11.55

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,282,171	$46,456,578	$6,316,068
Dividends from affiliates	—	—	5,958
Interest	14,021	52,085	5,876
Securities lending income, net	32,316	239,847	19,852
Other	3,107	11,759	2,934
Total investment income	12,331,615	46,760,269	6,350,688
EXPENSES:
Unified fees	717,851	2,671,989	613,724
Directors fees	11,965	44,533	10,229
Miscellaneous expense	19,234	75,223	21,836
Interest expense	—	23,620	1,179
Total expenses	749,050	2,815,365	646,968
Net investment income	11,582,565	43,944,904	5,703,720
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld∧)	7,543,113	2,337,771	14,040,670
Sale of investments in affiliates	—	—	(12,707)
Forward foreign currency contracts	1,035	—	—
Foreign currency related transactions	(21,189)	37,919	—
Futures	986,531	8,507,762	(67,299)
Net realized gain	8,509,490	10,883,452	13,960,664
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	119,746,064	424,954,923	9,736,110
Affiliates	—	—	16,797
Foreign currency related transactions	22,746	342,488	—
Futures	711,352	1,344,926	68,906
Net change in unrealized appreciation (depreciation)	120,480,162	426,642,337	9,821,813
Net realized and unrealized gain	128,989,652	437,525,789	23,782,477
Increase in net assets resulting from operations	$140,572,217	$481,470,693	$29,486,197
* Foreign taxes withheld	$1,528,660	$7,478,832	$7,272
^ Foreign capital gains taxes withheld	$216,651	$—	$—
# Change in foreign capital gains taxes accrued	$519,801	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$53,247,755	$2,496,869
Interest	244,705	22,263
Securities lending income, net	3,857	102,684
Other	27,002	1,414
Total investment income	53,523,319	2,623,230
EXPENSES:
Unified fees	6,043,055	290,384
Director/ Trustee fees and expenses	293,074	14,866
Total expenses	6,336,129	305,250
Net investment income	47,187,190	2,317,980
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	81,426,659	10,809,878
Futures	11,659,435	72,443
Net realized gain	93,086,094	10,882,321
Net change in unrealized appreciation (depreciation) on:
Investments	541,109,012	9,330,866
Futures	1,337,495	180,679
Net change in unrealized appreciation (depreciation)	542,446,507	9,511,545
Net realized and unrealized gain	635,532,601	20,393,866
Increase in net assets resulting from operations	$682,719,791	$22,711,846
* Foreign taxes withheld	$11,625	$5,209

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio		Voya VACS Index Series I Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$11,582,565	$8,256,188	$43,944,904	$45,633,003
Net realized gain (loss)	8,509,490	(309,060)	10,883,452	(8,880,323)
Net change in unrealized appreciation (depreciation)	120,480,162	4,583,858	426,642,337	17,467,268
Increase in net assets resulting from operations	140,572,217	12,530,986	481,470,693	54,219,948
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)
Total distributions	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,452,289	184,214,420	462,430,457	280,501,176
Reinvestment of distributions	8,196,622	11,592,380	48,716,331	40,327,673
	46,648,911	195,806,800	511,146,788	320,828,849
Cost of shares redeemed	(87,671,058)	(154,379,659)	(468,215,275)	(225,711,965)
Net increase (decrease) in net assets resulting from capital share transactions	(41,022,147)	41,427,141	42,931,513	95,116,884
Net increase in net assets	91,353,448	42,365,747	475,685,875	109,009,159
NET ASSETS:
Beginning of year or period	445,170,766	402,805,019	1,674,195,737	1,565,186,578
End of year or period	$536,524,214	$445,170,766	$2,149,881,612	$1,674,195,737

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series MC Portfolio		Voya VACS Index Series S Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$5,703,720	$6,828,761	$47,187,190	$48,672,279
Net realized gain	13,960,664	9,515,556	93,086,094	163,616,602
Net change in unrealized appreciation (depreciation)	9,821,813	46,632,191	542,446,507	630,877,613
Increase in net assets resulting from operations	29,486,197	62,976,508	682,719,791	843,166,494
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(18,518,071)	(6,315,232)	(211,841,732)	(66,236,266)
Total distributions	(18,518,071)	(6,315,232)	(211,841,732)	(66,236,266)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	203,872,648	221,351,678	543,297,193	577,006,751
Reinvestment of distributions	18,518,071	6,315,232	211,841,732	66,236,266
	222,390,719	227,666,910	755,138,925	643,243,017
Cost of shares redeemed	(377,765,895)	(197,023,868)	(762,478,745)	(1,174,487,050)
Net increase (decrease) in net assets resulting from capital share transactions	(155,375,176)	30,643,042	(7,339,820)	(531,244,033)
Net increase (decrease) in net assets	(144,407,050)	87,304,318	463,538,239	245,686,195
NET ASSETS:
Beginning of year or period	464,238,356	376,934,038	3,734,289,718	3,488,603,523
End of year or period	$319,831,306	$464,238,356	$4,197,827,957	$3,734,289,718

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series SC Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$2,317,980	$3,311,504
Net realized gain	10,882,321	19,239,001
Net change in unrealized appreciation (depreciation)	9,511,545	5,144,073
Increase in net assets resulting from operations	22,711,846	27,694,578
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(23,581,657)	(8,073,821)
Total distributions	(23,581,657)	(8,073,821)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,419,554	43,077,563
Reinvestment of distributions	23,581,657	8,073,821
	49,001,211	51,151,384
Cost of shares redeemed	(82,946,139)	(250,972,455)
Net decrease in net assets resulting from capital share transactions	(33,944,928)	(199,821,071)
Net decrease in net assets	(34,814,739)	(180,200,314)
NET ASSETS:
Beginning of year or period	236,427,248	416,627,562
End of year or period	$201,612,509	$236,427,248

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Index Series EM Portfolio
12-31-25	11.30	0.31	•	3.49	3.80	0.22	0.00	*	—	0.22	—	14.88	34.13	0.16	0.16	0.16	2.42	536,524	5
12-31-24	11.00	0.27	•	0.45	0.72	0.42	—		—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27	•	0.73	1.00	—	—		—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
12-31-25	10.99	0.31	•	3.07	3.38	0.38	—		—	0.38	—	13.99	31.31	0.16	0.16	0.16	2.47	2,149,882	19
12-31-24	10.90	0.31	•	0.06	0.37	0.28	—		—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28	•	0.62	0.90	—	—		—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
12-31-25	12.38	0.17	•	1.05	1.22	0.19	0.32		—	0.51	—	13.09	10.38	0.16	0.16	0.16	1.39	319,831	60
12-31-24	10.88	0.17	•	1.46	1.63	0.10	0.03		—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15	•	0.73	0.88	—	—		—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
12-31-25	14.58	0.18	•	2.32	2.50	0.18	0.61		—	0.79	—	16.29	17.67	0.16	0.16	0.16	1.17	4,197,828	7
12-31-24	11.88	0.17	•	2.76	2.93	0.17	0.06		—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16	•	1.72	1.88	—	—		—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
12-31-25	11.87	0.13	•	1.04	1.17	0.28	1.21		—	1.49	—	11.55	12.80	0.16	0.16	0.16	1.20	201,613	18
12-31-24	11.01	0.13	•	1.07	1.20	0.22	0.12		—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236,427	17
01-20-23(5)- 12-31-23	10.00	0.14	•	0.87	1.01	—	—		—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax or excise tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

There was no open OTC derivatives at December 31, 2025 for any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2025, the following Portfolio had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,115	$4,337

The above Portfolio entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. For the year ended December 31, 2025, no other Portfolio entered into forward foreign currency contracts.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and,

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$9,444,068
Series I	36,813,411
Series MC	1,317,240
Series S	74,554,765
Series SC	5,787,737

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2025.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S.

government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$25,374,044	$68,335,175
Series I	396,178,945	333,305,953
Series MC	246,553,221	414,323,872
Series S	283,265,938	443,504,479
Series SC	33,169,749	85,362,797

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2030 Portfolio	Series EM	7.06%
	Series I	8.28
	Series MC	9.18
	Series S	8.29
	Series SC	10.51

Voya Index Solution 2035 Portfolio	Series EM	15.44
	Series I	16.58
	Series MC	15.41
	Series S	16.99
	Series SC	17.90
Voya Index Solution 2040 Portfolio	Series EM	12.53
	Series I	13.21
	Series MC	13.92
	Series S	12.66
	Series SC	11.88
Voya Index Solution 2045 Portfolio	Series EM	18.91
	Series I	17.62
	Series MC	20.14
	Series S	18.05
	Series SC	15.17
Voya Index Solution 2050 Portfolio	Series EM	12.74
	Series I	12.31
	Series MC	13.26
	Series S	12.76
	Series SC	15.34
Voya Index Solution 2055 Portfolio	Series EM	13.82
	Series I	12.68
	Series MC	14.90
	Series S	12.89
	Series SC	15.49
Voya Index Solution 2060 Portfolio	Series EM	9.16
	Series I	8.41
	Series MC	9.89
	Series S	8.55
	Series SC	10.27
Voya Index Solution Income Portfolio	Series EM	7.28
	Series I	8.05
	Series S	6.95

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors'/ trustees' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors'/ trustees' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), a common sub- adviser and/ or common officers or trustees. For the year

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

ended December 31, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10,

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Series I	3	$53,178,667	5.33%
Series MC	9	912,444	5.17

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Series EM
12/31/2025	2,933,472	—	691,698	(6,964,708)	—	(3,339,538)	38,452,289	—	8,196,622	(87,671,058)	—	(41,022,147)
12/31/2024	15,740,229	—	1,025,874	(13,974,422)	—	2,791,681	184,214,420	—	11,592,380	(154,379,659)	—	41,427,141
Series I
12/31/2025	35,472,410	—	4,049,570	(38,115,986)	—	1,405,994	462,430,457	—	48,716,331	(468,215,275)	—	42,931,513
12/31/2024	24,902,054	—	3,559,371	(19,797,973)	—	8,663,452	280,501,176	—	40,327,673	(225,711,965)	—	95,116,884
Series MC
12/31/2025	16,229,188	—	1,586,810	(30,866,601)	—	(13,050,603)	203,872,648	—	18,518,071	(377,765,895)	—	(155,375,176)
12/31/2024	19,026,580	—	553,482	(16,732,588)	—	2,847,474	221,351,678	—	6,315,232	(197,023,868)	—	30,643,042
Series S
12/31/2025	37,056,341	—	14,323,308	(49,827,183)	—	1,552,466	543,297,193	—	211,841,732	(762,478,745)	—	(7,339,820)
12/31/2024	44,097,221	—	4,768,630	(86,381,455)	—	(37,515,604)	577,006,751	—	66,236,266	(1,174,487,050)	—	(531,244,033)
Series SC
12/31/2025	2,334,992	—	2,524,803	(7,311,064)	—	(2,451,269)	25,419,554	—	23,581,657	(82,946,139)	—	(33,944,928)
12/31/2024	3,782,499	—	741,398	(22,467,427)	—	(17,943,530)	43,077,563	—	8,073,821	(250,972,455)	—	(199,821,071)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — SECURITIES LENDING (continued)

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Series EM

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Citigroup Global Markets Limited	$1,481,289	$(1,481,289)	$—
J.P. Morgan Securities LLC	272,807	(272,807)	—
Jefferies International Ltd	52,709	(52,709)	—
JP Morgan Securities Plc.	430,456	(430,456)	—
Merrill Lynch International	903,013	(903,013)	—
Mizuho Securities USA LLC.	20,038	(20,038)	—
State Street Bank and Trust Company	897,481	(897,481)	—
Total	$4,057,793	$(4,057,793)	$—

(1)	Cash collateral with a fair value of $5,099,064 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$1,508,217	$(1,508,217)	$—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Citadel Securities LLC	$717,272	$(717,272)	$—
Citigroup Global Markets Limited	16,784,638	(16,784,638)	—
Goldman, Sachs & Co. LLC	2,053,124	(2,053,124)	—
HSBC Bank PLC	10,666,782	(10,666,782)	—
Jefferies International Ltd	855,892	(855,892)	—
Jefferies LLC	29,282	(29,282)	—
JP Morgan Securities Plc.	4,893,999	(4,893,999)	—
Macquarie Bank Limited	1,543,554	(1,543,554)	—
Merrill Lynch International	2,625,340	(2,625,340)	—
State Street Bank and Trust Company	18,590,157	(18,590,157)	—
TD Securities (USA) Inc.	963,920	(963,920)	—
Wells Fargo Bank NA	728,629	(728,629)	—
Wells Fargo Securities LLC	1,425,367	(1,425,367)	—
Total	$63,386,173	$(63,386,173)	$—

(1)	Cash collateral with a fair value of $73,510,207 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$419,225	$(419,225)	$—
Cantor Fitzgerald & Co	182,670	(182,670)	—
Citadel Clearing LLC	56,547	(56,547)	—
Citadel Securities LLC	165,042	(165,042)	—
Goldman, Sachs & Co. LLC	276,535	(276,535)	—
J.P. Morgan Securities LLC	528,715	(528,715)	—
Janney Montgomery Scott LLC	156,604	(156,604)	—
Jefferies LLC	7,200	(7,200)	—
State Street Bank and Trust Company	104,312	(104,312)	—
TD Securities (USA) Inc.	100,806	(100,806)	—
Wells Fargo Bank NA	94,245	(94,245)	—
Wells Fargo Securities LLC	110,297	(110,297)	—
Total	$2,202,198	$(2,202,198)	$—

(1)	Cash collateral with a fair value of $2,261,325 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — SECURITIES LENDING (continued)

Series S

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$295,342	$(295,342)	$—
Citadel Clearing LLC	106,479	(106,479)	—
Goldman, Sachs & Co. LLC	387,901	(387,901)	—
Total	$789,722	$(789,722)	$—

(1)	Cash collateral with a fair value of $810,830 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$1,997,845	$(1,997,845)	$—
Cantor Fitzgerald & Co	10,769	(10,769)	—
Citadel Clearing LLC	150,317	(150,317)	—
Citadel Securities LLC	273,103	(273,103)	—
J.P. Morgan Securities LLC	1,683,257	(1,683,257)	—
Janney Montgomery Scott LLC	138,536	(138,536)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Jefferies LLC	$409,821	$(409,821)	$—
Mizuho Securities USA LLC.	29,570	(29,570)	—
State Street Bank and Trust Company	63,183	(63,183)	—
TD Prime Services LLC	5,335	(5,335)	—
TD Securities (USA) Inc.	592,020	(592,020)	—
Wells Fargo Bank NA	155,881	(155,881)	—
Wells Fargo Securities LLC	399,265	(399,265)	—
Total	$5,908,902	$(5,908,902)	$—

(1)	Cash collateral with a fair value of $6,099,450 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), spin-offs, and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Series MC	$3,101	$(3,101)
Series S	6,066	(6,066)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Series EM	$8,129,528	$67,094	$11,592,380	$—
Series I	48,716,331	—	40,327,673	—
Series MC	11,381,575	7,136,496	5,971,381	343,851
Series S	68,451,639	143,390,093	60,331,482	5,904,784
Series SC	9,274,807	14,306,850	7,731,770	342,051

The tax-basis components of distributable earnings as of December 31, 2025, were:

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss		Distributable
	Income	Capital Gains	(Depreciation)	Carryforward	Other	Earnings/(Loss)
Series EM	$16,052,503	$8,949,805	$135,507,147	$—	$(2,817,960)	$157,691,495
Series I	62,890,049	—	511,565,239	—	—	574,455,288
Series MC	5,909,164	18,668,509	74,591,605	—	—	99,169,278
Series S	75,680,830	68,106,058	1,680,083,035	—	—	1,823,869,923
Series SC	3,310,057	9,964,136	46,402,667	—	—	59,676,860

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of December 31, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07,

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SEGMENT REPORTING (continued)

impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each

Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 91.1%
	Australia: 0.4%
25,712	Anglogold Ashanti PLC	$2,214,312	0.4

	Brazil: 3.1%
239,608	Ambev SA	606,043	0.1
94,987	Axia Energia	876,349	0.2
275,074	B3 SA - Brasil Bolsa Balcao	697,254	0.1
62,936	Banco Bradesco SA	179,169	0.0
60,771	Banco BTG Pactual SA	583,118	0.1
86,304	Banco do Brasil SA	345,232	0.1
33,128	BB Seguridade Participacoes SA	218,546	0.0
25,600	Caixa Seguridade Participacoes S/A	77,644	0.0
25,789	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	627,754	0.1
58,300	Cia Paranaense de Energia - Copel	139,160	0.0
11,702	CPFL Energia SA	113,801	0.0
36,700	Embraer SA	593,388	0.1
16,564	Energisa S/A	142,552	0.0
36,900 (1)	Eneva SA	135,890	0.0
63,970	Equatorial Energia SA	449,445	0.1
42,407	Klabin SA	145,180	0.0
31,477	MBRF Global Foods Co. SA	114,770	0.0
53,777	Motiva Infraestrutura de Mobilidade SA	147,795	0.0
173,449 (1)	NU Holdings Ltd./Cayman Islands - Class A	2,903,536	0.6
189,885	Petroleo Brasileiro SA	1,128,620	0.2
43,934 (1)	PRIO SA/Brazil	332,086	0.1
68,810	Raia Drogasil SA	294,466	0.1
40,460 (2)	Rede D'Or Sao Luiz SA	299,846	0.1
65,794	Rumo SA	177,220	0.0
10,663 (1)	StoneCo Ltd. - Class A	157,706	0.0
35,764	Suzano SA	335,792	0.1
42,740	Telefonica Brasil SA	258,168	0.1
44,900	TIM SA/Brazil	174,856	0.0
28,648	Totvs SA	219,993	0.0
39,320	Ultrapar Participacoes SA	149,968	0.0
186,233	Vale SA - Foreign	2,445,609	0.5
56,824	Vibra Energia SA	262,668	0.1
87,803	WEG SA	777,284	0.2
19,427	XP, Inc. - Class A	318,020	0.1
		16,428,928	3.1
	Chile: 0.4%
2,389,717	Banco de Chile	461,581	0.1
4,545	Banco de Credito e Inversiones SA	294,645	0.1
3,406,318	Banco Santander Chile	268,848	0.1
65,038	Cencosud SA	209,011	0.0
56,659	Empresas CMPC SA	88,935	0.0
20,002	Empresas Copec SA	156,758	0.0
1,007,358	Enel Americas SA	95,789	0.0
1,467,827	Enel Chile SA	120,559	0.0
26,447	Falabella SA	184,487	0.0
16,187,251	Latam Airlines Group SA	438,265	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Chile (continued)
25,140	Plaza SA	$88,915	0.0
		2,407,793	0.4
	China: 26.6%
95,500 (2)	3SBio, Inc.	296,531	0.1
42,500	AAC Technologies Holdings, Inc.	213,061	0.1
2,718 (3)	Advanced Micro- Fabrication Equipment, Inc. China - Class A	106,073	0.0
14,000	AECC Aviation Power Co. Ltd. - Class A	80,247	0.0
326,600	Agricultural Bank of China Ltd. - Class A	358,934	0.1
1,329,000	Agricultural Bank of China Ltd. - Class H	988,675	0.2
40,191	Aier Eye Hospital Group Co. Ltd. - Class A	63,134	0.0
8,000	Airtac International Group	235,777	0.1
33,000 (1)(2)	Akeso, Inc.	480,280	0.1
876,300	Alibaba Group Holding Ltd.	16,089,711	3.0
306,000 (1)	Alibaba Health Information Technology Ltd.	199,831	0.1
85,600	Aluminum Corp. of China Ltd. - Class A	149,370	0.0
174,000	Aluminum Corp. of China Ltd. - Class H	272,389	0.1
25,100	Anhui Conch Cement Co. Ltd. - Class A	78,491	0.0
60,000 (4)	Anhui Conch Cement Co. Ltd. - Class H	170,361	0.0
3,100	Anhui Gujing Distillery Co. Ltd. - Class A	58,854	0.0
9,600 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	68,065	0.0
66,600	ANTA Sports Products Ltd.	691,612	0.1
3,784	Autohome, Inc., ADR	84,232	0.0
10,100	Avary Holding Shenzhen Co. Ltd. - Class A	72,859	0.0
156,000 (4)	AviChina Industry & Technology Co. Ltd. - Class H	79,585	0.0
115,050 (1)	Baidu, Inc. - Class A	1,892,023	0.4
94,700	Bank of Beijing Co. Ltd. - Class A	74,262	0.0
157,700	Bank of China Ltd. - Class A	129,375	0.0
3,593,000	Bank of China Ltd. - Class H	2,059,966	0.4
171,800	Bank of Communications Co. Ltd. - Class A	178,335	0.0
437,000	Bank of Communications Co. Ltd. - Class H	362,729	0.1
29,600	Bank of Hangzhou Co. Ltd. - Class A	64,722	0.0
76,300	Bank of Jiangsu Co. Ltd. - Class A	113,552	0.0

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
49,600	Bank of Nanjing Co. Ltd. - Class A	$81,127	0.0
27,900	Bank of Ningbo Co. Ltd. - Class A	112,149	0.0
67,700	Bank of Shanghai Co. Ltd. - Class A	97,847	0.0
96,000	Baoshan Iron & Steel Co. Ltd. - Class A	102,379	0.0
27,000	Beijing Enterprises Holdings Ltd.	110,459	0.0
1,811	Beijing Kingsoft Office Software, Inc. - Class A	79,594	0.0
178,800	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	131,807	0.0
12,660 (1)	Bilibili, Inc. - Class Z	312,463	0.1
9,500 (2)	BOC Aviation Ltd.	88,955	0.0
201,600	BOE Technology Group Co. Ltd. - Class A	121,485	0.0
222,000	Bosideng International Holdings Ltd.	127,379	0.0
21,900	BYD Co. Ltd. - Class A	306,229	0.1
184,500 (4)	BYD Co. Ltd. - Class H	2,254,730	0.4
42,500	BYD Electronic International Co. Ltd.	184,050	0.0
39,000	C&D International Investment Group Ltd.	78,601	0.0
1,354 (1)	Cambricon Technologies Corp. Ltd. - Class A	262,516	0.1
634,000 (2)	CGN Power Co. Ltd. - Class H	238,552	0.1
12,900	Chaozhou Three-Circle Group Co. Ltd. - Class A	84,324	0.0
443,000	China CITIC Bank Corp. Ltd. - Class H	395,315	0.1
741,000 (1)(2)	China CITIC Financial Asset Management Co. Ltd. - Class H	79,077	0.0
105,000	China Coal Energy Co. Ltd. - Class H	134,551	0.0
140,000	China Communications Services Corp. Ltd. - Class H	80,698	0.0
62,200	China Construction Bank Corp. - Class A	82,646	0.0
4,920,000	China Construction Bank Corp. - Class H	4,869,870	0.9
31,800	China CSSC Holdings Ltd. - Class A	151,358	0.0
107,400 (1)	China Eastern Airlines Corp. Ltd. - Class A	92,248	0.0
200,900	China Energy Engineering Corp. Ltd. - Class A	67,596	0.0
267,600	China Everbright Bank Co. Ltd. - Class A	133,674	0.0
201,000 (2)	China Feihe Ltd.	105,000	0.0
191,000	China Galaxy Securities Co. Ltd. - Class H	247,001	0.1
152,400 (4)	China Gas Holdings Ltd.	150,389	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
12,000	China Gold International Resources Corp. Ltd.	$242,062	0.1
148,000	China Hongqiao Group Ltd.	621,559	0.1
93,600 (2)	China International Capital Corp. Ltd. - Class H	236,421	0.1
382,000	China Life Insurance Co. Ltd. - Class H	1,350,344	0.3
22,000 (1)(2)	China Literature Ltd.	93,472	0.0
150,000	China Longyuan Power Group Corp. Ltd. - Class H	128,093	0.0
166,000	China Mengniu Dairy Co. Ltd.	318,645	0.1
75,400	China Merchants Bank Co. Ltd. - Class A	454,456	0.1
193,000	China Merchants Bank Co. Ltd. - Class H	1,312,959	0.3
68,810	China Merchants Port Holdings Co. Ltd.	134,002	0.0
36,500	China Merchants Securities Co. Ltd. - Class A	86,937	0.0
373,500	China Minsheng Banking Corp. Ltd. - Class H	188,831	0.0
194,000	China National Building Material Co. Ltd. - Class H	127,739	0.0
104,900	China National Nuclear Power Co. Ltd. - Class A	129,812	0.0
69,000	China Nonferrous Mining Corp. Ltd.	130,908	0.0
15,400	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	101,590	0.0
108,000	China Oilfield Services Ltd. - Class H	97,048	0.0
197,500	China Overseas Land & Investment Ltd.	311,903	0.1
31,600	China Pacific Insurance Group Co. Ltd. - Class A	189,651	0.0
129,600	China Pacific Insurance Group Co. Ltd. - Class H	587,734	0.1
1,222,000	China Petroleum & Chemical Corp. - Class H	734,003	0.2
191,000	China Railway Group Ltd. - Class H	94,005	0.0
85,500	China Resources Beer Holdings Co. Ltd.	288,759	0.1
50,500	China Resources Gas Group Ltd.	146,994	0.0
168,000	China Resources Land Ltd.	587,715	0.1
8,800	China Resources Microelectronics Ltd. - Class A	66,560	0.0
36,800 (2)	China Resources Mixc Lifestyle Services Ltd.	203,661	0.1

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
108,000 (4)	China Resources Power Holdings Co. Ltd.	$240,412	0.1
568,000 (1)	China Ruyi Holdings Ltd.	159,979	0.0
28,300	China Shenhua Energy Co. Ltd. - Class A	164,013	0.0
170,000	China Shenhua Energy Co. Ltd. - Class H	848,825	0.2
68,700 (1)	China Southern Airlines Co. Ltd. - Class A	78,733	0.0
157,700	China State Construction Engineering Corp. Ltd. - Class A	115,763	0.0
72,000 (4)	China State Construction International Holdings Ltd.	84,210	0.0
75,200	China Taiping Insurance Holdings Co. Ltd.	181,086	0.0
141,300	China Three Gorges Renewables Group Co. Ltd. - Class A	82,683	0.0
8,800	China Tourism Group Duty Free Corp. Ltd. - Class A	119,165	0.0
234,300 (2)	China Tower Corp. Ltd. - Class H	348,322	0.1
135,100	China United Network Communications Ltd. - Class A	98,864	0.0
83,800	China Yangtze Power Co. Ltd. - Class A	326,055	0.1
39,500	Chongqing Changan Automobile Co. Ltd. - Class A	67,057	0.0
115,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	90,875	0.0
107,600 (4)	Chow Tai Fook Jewellery Group Ltd.	171,907	0.0
165,000	CITIC Ltd.	256,430	0.1
52,000	CITIC Securities Co. Ltd. - Class A	213,699	0.1
77,000	CITIC Securities Co. Ltd. - Class H	271,739	0.1
94,600	CMOC Group Ltd. - Class A	270,802	0.1
162,000	CMOC Group Ltd. - Class H	402,493	0.1
15,080	Contemporary Amperex Technology Co. Ltd. - Class A	792,945	0.2
3,000	Contemporary Amperex Technology Co. Ltd. - Class H	195,118	0.1
66,000	COSCO Shipping Holdings Co. Ltd. - Class A	143,337	0.0
113,000 (4)	COSCO Shipping Holdings Co. Ltd. - Class H	199,505	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
117,800	CRRC Corp. Ltd. - Class A	$114,983	0.0
194,000	CRRC Corp. Ltd. - Class H	148,881	0.0
19,900	CSC Financial Co. Ltd. - Class A	76,261	0.0
430,000	CSPC Pharmaceutical Group Ltd.	466,568	0.1
80,400	Daqin Railway Co. Ltd. - Class A	59,367	0.0
110,000 (1)	Dongfeng Motor Group Co. Ltd. - Class H	124,898	0.0
57,040	East Money Information Co. Ltd. - Class A	189,111	0.0
2,450	Eastroc Beverage Group Co. Ltd. - Class A	93,780	0.0
41,900	ENN Energy Holdings Ltd.	372,696	0.1
3,360	Eoptolink Technology, Inc. Ltd. - Class A	205,872	0.1
9,000	Eve Energy Co. Ltd. - Class A	84,654	0.0
24,100	Everbright Securities Co. Ltd. - Class A	60,519	0.0
114,000	Far East Horizon Ltd.	117,786	0.0
71,400	Focus Media Information Technology Co. Ltd. - Class A	75,305	0.0
18,420	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	97,661	0.0
143,000	Fosun International Ltd.	80,587	0.0
49,700	Founder Securities Co. Ltd. - Class A	55,459	0.0
43,200	Foxconn Industrial Internet Co. Ltd. - Class A	382,770	0.1
12,000	Fuyao Glass Industry Group Co. Ltd. - Class A	111,250	0.0
28,400 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	245,481	0.1
26,600 (2)	Ganfeng Lithium Group Co. Ltd. - Class H	177,992	0.0
1,248,000 (1)	GCL Technology Holdings Ltd.	170,112	0.0
85,500	GD Power Development Co. Ltd. - Class A	61,664	0.0
57,400 (1)	GDS Holdings Ltd. - Class A	250,689	0.1
321,000	Geely Automobile Holdings Ltd.	742,433	0.2
66,000 (1)	Genscript Biotech Corp.	105,421	0.0
51,000 (4)	GF Securities Co. Ltd. - Class H	115,728	0.0
17,400 (2)(4)	Giant Biogene Holding Co. Ltd.	74,486	0.0
3,200	GigaDevice Semiconductor, Inc. - Class A	98,014	0.0
18,600	GoerTek, Inc. - Class A	76,428	0.0

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
129,000	Great Wall Motor Co. Ltd. - Class H	$253,601	0.1
12,600	Gree Electric Appliances, Inc. of Zhuhai - Class A	72,516	0.0
8,400	Guangdong Haid Group Co. Ltd. - Class A	66,569	0.0
156,000	Guangdong Investment Ltd.	136,094	0.0
9,300	Guangzhou Tinci Materials Technology Co. Ltd. - Class A	61,687	0.0
38,200	Guosen Securities Co. Ltd. - Class A	71,715	0.0
72,578	Guotai Junan Securities Co. Ltd. - Class A	213,405	0.1
81,592 (2)	Guotai Junan Securities Co. Ltd. - Class H	174,717	0.0
10,540	H World Group Ltd., ADR	495,907	0.1
88,000 (2)	Haidilao International Holding Ltd.	161,735	0.0
132,400	Haier Smart Home Co. Ltd. - Class H	413,452	0.1
36,000	Haitian International Holdings Ltd.	102,578	0.0
76,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	352,133	0.1
18,000	Henan Shuanghui Investment & Development Co. Ltd. - Class A	68,188	0.0
36,500	Hengan International Group Co. Ltd.	131,151	0.0
37,200	Hengli Petrochemical Co. Ltd. - Class A	119,972	0.0
2,100	Hithink RoyalFlush Information Network Co. Ltd. - Class A	96,794	0.0
263,400 (1)	Horizon Robotics	293,987	0.1
38,000 (1)(2)	Hua Hong Semiconductor Ltd. - Class H	363,694	0.1
10,400	Huadong Medicine Co. Ltd. - Class A	58,729	0.0
278,000	Huaneng Power International, Inc. - Class H	204,874	0.1
44,700	Huatai Securities Co. Ltd. - Class A	150,958	0.0
58,800 (2)	Huatai Securities Co. Ltd. - Class H	142,705	0.0
63,400	Huaxia Bank Co. Ltd. - Class A	62,330	0.0
7,763	Hygon Information Technology Co. Ltd. - Class A	249,437	0.1
7,800	IEIT Systems Co. Ltd. - Class A	74,425	0.0
11,300	Iflytek Co. Ltd. - Class A	81,404	0.0
245,300	Industrial & Commercial Bank of China Ltd. - Class A	278,468	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
3,255,000	Industrial & Commercial Bank of China Ltd. - Class H	$2,633,965	0.5
76,300	Industrial Bank Co. Ltd. - Class A	229,986	0.1
249,200	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	84,834	0.0
26,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	109,759	0.0
67,100	Inner Mongolia Yitai Coal Co. Ltd. - Class B	128,127	0.0
75,500 (1)(2)	Innovent Biologics, Inc.	738,896	0.2
11,900	JCET Group Co. Ltd. - Class A	62,696	0.0
59,850 (1)(2)	JD Health International, Inc.	428,632	0.1
107,500 (1)(2)	JD Logistics, Inc.	158,165	0.0
123,400	JD.com, Inc. - Class A	1,774,398	0.3
72,000	Jiangsu Expressway Co. Ltd. - Class H	92,420	0.0
6,800	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	106,866	0.0
24,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	209,000	0.1
7,000	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	60,834	0.0
64,000	Jiangxi Copper Co. Ltd. - Class H	353,747	0.1
19,202	Kanzhun Ltd., ADR	391,337	0.1
107,600	KE Holdings, Inc. - Class A	569,090	0.1
159,000 (1)	Kingdee International Software Group Co. Ltd.	272,586	0.1
51,800	Kingsoft Corp. Ltd.	190,033	0.0
130,400 (2)	Kuaishou Technology	1,077,940	0.2
11,600 (1)	Kuang-Chi Technologies Co. Ltd. - Class A	80,964	0.0
202,000	Kunlun Energy Co. Ltd.	193,100	0.1
4,100	Kweichow Moutai Co. Ltd. - Class A	808,454	0.2
1,500	Laopu Gold Co. Ltd. - Class H	119,881	0.0
402,000	Lenovo Group Ltd.	478,057	0.1
26,000	Lens Technology Co. Ltd. - Class A	112,586	0.0
65,400 (1)(4)	Li Auto, Inc. - Class A	551,987	0.1
124,500	Li Ning Co. Ltd.	299,151	0.1
111,500 (2)(4)	Longfor Group Holdings Ltd.	122,914	0.0
41,000 (1)	LONGi Green Energy Technology Co. Ltd. - Class A	106,749	0.0
26,500	Luxshare Precision Industry Co. Ltd. - Class A	215,536	0.1

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
5,943	Luzhou Laojiao Co. Ltd. - Class A	$98,935	0.0
180,500 (2)	Meitu, Inc.	162,530	0.0
254,700 (1)(2)	Meituan - Class B	3,375,335	0.6
18,200	Midea Group Co. Ltd. - Class A	203,497	0.1
16,000	Midea Group Co. Ltd. - Class H	174,867	0.0
25,800	MINISO Group Holding Ltd.	121,106	0.0
221,600 (1)	MMG Ltd.	250,379	0.1
5,304	Montage Technology Co. Ltd. - Class A	89,418	0.0
21,100	Muyuan Foods Co. Ltd. - Class A	152,764	0.0
33,500	NARI Technology Co. Ltd. - Class A	107,792	0.0
2,970	NAURA Technology Group Co. Ltd. - Class A	195,087	0.1
4,500 (1)(2)	NetEase Cloud Music, Inc.	107,788	0.0
89,300	NetEase, Inc.	2,458,000	0.5
13,000	New China Life Insurance Co. Ltd. - Class A	129,707	0.0
43,200	New China Life Insurance Co. Ltd. - Class H	302,693	0.1
67,700	New Oriental Education & Technology Group, Inc.	371,890	0.1
7,845	Ningbo Tuopu Group Co. Ltd. - Class A	86,790	0.0
34,900	Ningxia Baofeng Energy Group Co. Ltd. - Class A	98,039	0.0
95,780 (1)(4)	NIO, Inc. - Class A	492,308	0.1
104,000 (2)	Nongfu Spring Co. Ltd. - Class H	627,840	0.1
52,400	Orient Securities Co. Ltd./ China - Class A	81,731	0.0
36,257 (1)	PDD Holdings, Inc., ADR	4,111,181	0.8
488,000	People's Insurance Co. Group of China Ltd. - Class H	423,924	0.1
104,500	PetroChina Co. Ltd. - Class A	155,601	0.0
1,066,000	PetroChina Co. Ltd. - Class H	1,149,041	0.2
360,000	PICC Property & Casualty Co. Ltd. - Class H	756,867	0.2
80,300	Ping An Bank Co. Ltd. - Class A	131,122	0.0
44,300	Ping An Insurance Group Co. of China Ltd. - Class A	433,967	0.1
334,500	Ping An Insurance Group Co. of China Ltd. - Class H	2,809,701	0.5
27,600 (2)	Pop Mart International Group Ltd.	665,898	0.1
480,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	328,403	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
86,900	Power Construction Corp. of China Ltd. - Class A	$64,667	0.0
5,274	Qifu Technology, Inc., ADR	101,630	0.0
35,000 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	141,049	0.0
9,500 (1)(2)(4)	Remegen Co. Ltd. - Class H	88,132	0.0
56,300	Rongsheng Petrochemical Co. Ltd. - Class A	94,372	0.0
34,700	SAIC Motor Corp. Ltd. - Class A	75,639	0.0
37,700	Sanan Optoelectronics Co. Ltd. - Class A	76,332	0.0
37,700	Sany Heavy Industry Co. Ltd. - Class A	114,016	0.0
33,400	SDIC Power Holdings Co. Ltd. - Class A	62,730	0.0
5,600	Seres Group Co. Ltd. - Class A	96,821	0.0
19,700	SF Holding Co. Ltd. - Class A	108,022	0.0
37,700	Shaanxi Coal Industry Co. Ltd. - Class A	115,054	0.0
23,200	Shandong Gold Mining Co. Ltd. - Class A	128,016	0.0
42,750 (2)	Shandong Gold Mining Co. Ltd. - Class H	190,331	0.0
141,200	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	91,041	0.0
54,500 (1)	Shanghai Electric Group Co. Ltd. - Class A	67,265	0.0
15,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	59,170	0.0
109,600	Shanghai Pudong Development Bank Co. Ltd. - Class A	195,167	0.1
3,624	Shanghai United Imaging Healthcare Co. Ltd. - Class A	65,117	0.0
4,600	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	113,160	0.0
10,200	Shengyi Technology Co. Ltd. - Class A	103,854	0.0
2,700	Shennan Circuits Co. Ltd. - Class A	89,581	0.0
131,900	Shenwan Hongyuan Group Co. Ltd. - Class A	99,484	0.0
6,800	Shenzhen Inovance Technology Co. Ltd. - Class A	73,286	0.0
4,500	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	122,712	0.0

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
44,100	Shenzhou International Group Holdings Ltd.	$347,502	0.1
2,700 (1)	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H	135,534	0.0
553,000	Sino Biopharmaceutical Ltd.	439,988	0.1
68,000	Sinopharm Group Co. Ltd. - Class H	170,037	0.0
38,000	Sinotruk Hong Kong Ltd.	134,860	0.0
101,000 (2)(4)	Smoore International Holdings Ltd.	154,562	0.0
7,500	Sungrow Power Supply Co. Ltd. - Class A	183,570	0.0
38,300 (4)	Sunny Optical Technology Group Co. Ltd.	323,430	0.1
7,200	Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	87,292	0.0
2,800	Suzhou TFC Optical Communication Co. Ltd. - Class A	80,850	0.0
21,687 (1)	TAL Education Group, ADR	236,605	0.1
33,730	TBEA Co. Ltd. - Class A	107,139	0.0
112,840	TCL Technology Group Corp. - Class A	73,379	0.0
326,700	Tencent Holdings Ltd.	25,072,114	4.7
29,880	Tencent Music Entertainment Group, ADR	523,796	0.1
7,700 (1)	Tianqi Lithium Corp. - Class A	60,972	0.0
102,000	Tingyi Cayman Islands Holding Corp.	154,647	0.0
68,400	Tongcheng Travel Holdings Ltd.	197,443	0.1
23,700 (1)	Tongwei Co. Ltd. - Class A	69,595	0.0
31,850	Trip.com Group Ltd.	2,283,691	0.4
34,000	Tsingtao Brewery Co. Ltd. - Class H	213,136	0.1
11,050 (1)	UBTech Robotics Corp. Ltd. - Class H	180,060	0.0
17,400	Unisplendour Corp. Ltd. - Class A	61,289	0.0
3,000	Victory Giant Technology Huizhou Co. Ltd. - Class A	122,583	0.0
16,989	Vipshop Holdings Ltd., ADR	300,535	0.1
13,400	Wanhua Chemical Group Co. Ltd. - Class A	147,012	0.0
258,000	Want Want China Holdings Ltd.	153,818	0.0
48,000	Weichai Power Co. Ltd. - Class A	118,128	0.0
86,000	Weichai Power Co. Ltd. - Class H	208,706	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
32,800	Wens Foodstuffs Group Co. Ltd. - Class A	$79,229	0.0
5,900	Will Semiconductor Co. Ltd. Shanghai - Class A	106,297	0.0
13,500	Wuliangye Yibin Co. Ltd. - Class A	204,725	0.1
8,000	WUS Printed Circuit Kunshan Co. Ltd. - Class A	83,221	0.0
12,100	WuXi AppTec Co. Ltd. - Class A	156,781	0.0
16,400 (2)	WuXi AppTec Co. Ltd. - Class H	207,961	0.1
180,000 (1)(2)	Wuxi Biologics Cayman, Inc.	727,887	0.1
18,500 (1)	WuXi XDC Cayman, Inc.	144,652	0.0
55,800	XCMG Construction Machinery Co. Ltd. - Class A	92,496	0.0
880,200 (1)(2)	Xiaomi Corp. - Class B	4,442,222	0.8
272,000 (4)	Xinyi Solar Holdings Ltd.	104,040	0.0
64,700 (1)	XPeng, Inc. - Class A	657,861	0.1
87,000 (1)	XtalPi Holdings Ltd.	105,989	0.0
70,000 (2)	Yadea Group Holdings Ltd.	102,532	0.0
195,200 (4)	Yankuang Energy Group Co. Ltd. - Class H	241,244	0.1
19,293	Yum China Holdings, Inc.	921,048	0.2
10,200	Yunnan Baiyao Group Co. Ltd. - Class A	82,846	0.0
2,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	70,042	0.0
92,000	Zhaojin Mining Industry Co. Ltd. - Class H	363,265	0.1
88,600	Zhejiang Expressway Co. Ltd. - Class H	81,625	0.0
14,200	Zhejiang Juhua Co. Ltd. - Class A	78,084	0.0
26,700 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd. - Class H	167,253	0.0
19,200	Zhejiang NHU Co. Ltd. - Class A	69,195	0.0
3,720	Zhongji Innolight Co. Ltd. - Class A	323,219	0.1
27,800	Zhongjin Gold Corp. Ltd. - Class A	92,586	0.0
27,500	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	133,074	0.0
85,200	Zijin Mining Group Co. Ltd. - Class A	419,382	0.1
280,000	Zijin Mining Group Co. Ltd. - Class H	1,281,962	0.3
22,700	ZTE Corp. - Class A	122,922	0.0
32,200 (4)	ZTE Corp. - Class H	112,499	0.0
22,100	ZTO Express Cayman, Inc.	460,964	0.1
		142,489,981	26.6

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Colombia: 0.0%
21,814	Interconexion Electrica SA ESP	$142,400	0.0

	Czechia: 0.1%
7,075	CEZ AS	445,280	0.1
4,004	Komercni Banka AS	225,744	0.0
16,126 (2)	Moneta Money Bank AS	151,549	0.0
		822,573	0.1
	Egypt: 0.1%
132,992	Commercial International Bank Egypt SAE	287,173	0.1

	Greece: 0.5%
114,474	Alpha Bank SA	481,142	0.1
133,709	Eurobank SA	537,599	0.1
8,341	Hellenic Telecommunications Organization SA	165,267	0.0
6,003	Jumbo SA	196,827	0.0
45,270	National Bank of Greece SA	690,478	0.1
8,649	OPAP SA	194,138	0.0
57,334	Piraeus Bank SA	457,772	0.1
9,296	Public Power Corp. SA	198,640	0.1
		2,921,863	0.5
	Hong Kong: 0.1%
109,800 (1)	J&T Global Express Ltd.	147,792	0.0
6,000 (4)	Orient Overseas International Ltd.	96,745	0.0
10,400 (1)	Zijin Gold International Co. Ltd.	195,099	0.1
		439,636	0.1
	Hungary: 0.3%
18,647	MOL Hungarian Oil & Gas PLC	167,108	0.0
11,240	OTP Bank Nyrt	1,205,200	0.2
6,993	Richter Gedeon Nyrt	211,398	0.1
		1,583,706	0.3
	India: 14.8%
2,774	ABB India Ltd.	159,693	0.0
8,972	Adani Enterprises Ltd.	213,989	0.0
27,809	Adani Ports & Special Economic Zone Ltd.	455,235	0.1
149,964 (1)	Adani Power Ltd.	238,407	0.0
2,017	Alkem Laboratories Ltd.	123,542	0.0
32,513	Ambuja Cements Ltd.	201,501	0.0
9,509	APL Apollo Tubes Ltd.	202,666	0.0
5,118	Apollo Hospitals Enterprise Ltd.	401,347	0.1
149,691	Ashok Leyland Ltd.	298,717	0.1
17,299	Asian Paints Ltd.	533,697	0.1
6,463	Astral Ltd.	99,971	0.0
19,256 (2)	AU Small Finance Bank Ltd.	213,146	0.0
13,652	Aurobindo Pharma Ltd.	179,696	0.0
8,474 (1)(2)	Avenue Supermarts Ltd.	356,807	0.1
117,980	Axis Bank Ltd.	1,668,295	0.3
3,379	Bajaj Auto Ltd.	351,472	0.1
19,676	Bajaj Finserv Ltd.	447,079	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
1,370	Bajaj Holdings & Investment Ltd.	$172,705	0.0
3,952	Balkrishna Industries Ltd.	102,140	0.0
50,837	Bank of Baroda	167,537	0.0
190,680	Bharat Electronics Ltd.	848,755	0.2
13,475	Bharat Forge Ltd.	220,699	0.0
55,732	Bharat Heavy Electricals Ltd.	178,416	0.0
78,837	Bharat Petroleum Corp. Ltd.	337,243	0.1
130,842	Bharti Airtel Ltd.	3,071,056	0.6
365	Bosch Ltd.	146,413	0.0
5,482	Britannia Industries Ltd.	367,848	0.1
10,377	BSE Ltd.	304,330	0.1
89,214	Canara Bank	153,862	0.0
33,944	CG Power & Industrial Solutions Ltd.	244,725	0.1
21,660	Cholamandalam Investment and Finance Co. Ltd.	410,840	0.1
28,556	Cipla Ltd./India	479,964	0.1
92,226	Coal India Ltd.	409,679	0.1
143,304	Coforge Ltd.	1,575,912	0.3
6,711	Colgate-Palmolive India Ltd.	155,096	0.0
5,152	Coromandel International Ltd.	130,007	0.0
7,203	Cummins India Ltd.	355,475	0.1
25,940	Dabur India Ltd.	145,452	0.0
6,182	Divi's Laboratories Ltd.	439,396	0.1
1,855	Dixon Technologies India Ltd.	250,272	0.1
38,213	DLF Ltd.	292,370	0.1
29,057	Dr Reddy's Laboratories Ltd.	410,909	0.1
7,058	Eicher Motors Ltd.	574,540	0.1
21,604	Fortis Healthcare Ltd.	212,480	0.0
47,971 (1)	FSN E-Commerce Ventures Ltd.	141,576	0.0
116,483	GAIL India Ltd.	223,408	0.0
6,241	GE Vernova T&D India Ltd.	217,513	0.0
132,088 (1)	GMR Airports Infrastructure Ltd.	153,602	0.0
20,822	Godrej Consumer Products Ltd.	283,413	0.1
7,825 (1)	Godrej Properties Ltd.	174,573	0.0
14,069	Grasim Industries Ltd.	443,053	0.1
11,665	Havells India Ltd.	184,931	0.0
48,922	HCL Technologies Ltd.	884,187	0.2
10,072 (2)	HDFC Asset Management Co. Ltd.	299,592	0.1
578,873	HDFC Bank Ltd.	6,394,749	1.2
49,818 (2)	HDFC Life Insurance Co. Ltd.	416,200	0.1
6,265	Hero MotoCorp Ltd.	402,571	0.1
68,725	Hindalco Industries Ltd.	678,266	0.1
10,495	Hindustan Aeronautics Ltd.	512,982	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
49,974	Hindustan Petroleum Corp. Ltd.	$277,786	0.1
41,709	Hindustan Unilever Ltd.	1,074,851	0.2
673	Hitachi Energy India Ltd.	137,181	0.0
7,933	Hyundai Motor India Ltd.	202,828	0.0
269,500	ICICI Bank Ltd.	4,033,494	0.8
12,505 (2)	ICICI Lombard General Insurance Co. Ltd.	273,418	0.1
17,764 (2)	ICICI Prudential Life Insurance Co. Ltd.	132,212	0.0
196,845	IDFC First Bank Ltd.	187,604	0.0
44,321	Indian Hotels Co. Ltd.	364,800	0.1
144,016	Indian Oil Corp. Ltd.	266,987	0.1
12,296	Indian Railway Catering & Tourism Corp. Ltd.	93,761	0.0
65,930 (1)	Indus Towers Ltd.	307,480	0.1
29,591 (1)	IndusInd Bank Ltd.	284,681	0.1
18,760	Info Edge India Ltd.	278,487	0.1
169,919	Infosys Ltd.	3,060,051	0.6
9,743 (2)	InterGlobe Aviation Ltd.	549,558	0.1
157,739	ITC Ltd.	707,949	0.1
17,142	Jindal Stainless Ltd.	160,197	0.0
18,093	Jindal Steel & Power Ltd.	212,117	0.0
23,101	JSW Energy Ltd.	124,118	0.0
31,299	JSW Steel Ltd.	405,969	0.1
18,303	Jubilant Foodworks Ltd.	113,856	0.0
20,645	Kalyan Jewellers India Ltd.	111,665	0.0
56,263	Kotak Mahindra Bank Ltd.	1,380,157	0.3
41,709 (3)	Kwality Wall’s India Ltd.	17,727	0.0
34,653	Larsen & Toubro Ltd.	1,574,914	0.3
3,809 (2)	LTIMindtree Ltd.	257,261	0.1
12,123	Lupin Ltd.	284,760	0.1
15,399 (2)	Macrotech Developers Ltd.	182,066	0.0
47,699	Mahindra & Mahindra Ltd.	1,969,924	0.4
6,386	Mankind Pharma Ltd.	156,295	0.0
26,075	Marico Ltd.	217,654	0.0
6,401	Maruti Suzuki India Ltd.	1,190,459	0.2
40,417	Max Healthcare Institute Ltd.	470,108	0.1
5,480	Mphasis Ltd.	170,088	0.0
121	MRF Ltd.	205,904	0.0
6,099	Muthoot Finance Ltd.	258,695	0.1
34,066	Nestle India Ltd.	488,132	0.1
164,771	NHPC Ltd.	145,321	0.0
147,121	NMDC Ltd.	136,191	0.0
226,228	NTPC Ltd.	830,424	0.2
6,034	Oberoi Realty Ltd.	112,239	0.0
158,532	Oil & Natural Gas Corp. Ltd.	424,227	0.1
24,306	Oil India Ltd.	114,827	0.0
18,827 (1)	One 97 Communications Ltd.	272,304	0.1
1,149	Oracle Financial Services Software Ltd. - Class 1	98,444	0.0
313	Page Industries Ltd.	125,696	0.0
17,730 (1)	PB Fintech Ltd.	360,601	0.1
5,753	Persistent Systems Ltd.	401,641	0.1
39,530	Petronet LNG Ltd.	124,945	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
10,122	Phoenix Mills Ltd.	$209,003	0.0
3,955	PI Industries Ltd.	142,657	0.0
15,657	Pidilite Industries Ltd.	258,302	0.1
2,825	Polycab India Ltd.	239,768	0.0
74,217	Power Finance Corp. Ltd.	293,861	0.1
240,040	Power Grid Corp. of India Ltd.	707,820	0.1
8,974	Prestige Estates Projects Ltd.	159,303	0.0
114,810	Punjab National Bank	157,932	0.0
26,473	Rail Vikas Nigam Ltd.	105,293	0.0
63,187	REC Ltd.	251,258	0.1
311,293	Reliance Industries Ltd.	5,447,197	1.0
149,765	Reliance Strategic Investments Ltd.	491,879	0.1
230,986	Samvardhana Motherson International Ltd.	308,572	0.1
14,389	SBI Cards & Payment Services Ltd.	137,952	0.0
23,132 (2)	SBI Life Insurance Co. Ltd.	524,334	0.1
479	Shree Cement Ltd.	141,703	0.0
73,222	Shriram Finance Ltd.	812,591	0.2
4,114 (1)	Siemens Energy India Ltd.	116,931	0.0
4,506	Siemens Ltd.	153,833	0.0
1,408	Solar Industries India Ltd.	191,989	0.0
7,134	SRF Ltd.	244,437	0.0
91,075	State Bank of India	996,278	0.2
49,271	Sun Pharmaceutical Industries Ltd.	943,431	0.2
3,516	Sundaram Finance Ltd.	206,810	0.0
3,334	Supreme Industries Ltd.	124,497	0.0
503,500 (1)	Suzlon Energy Ltd.	295,511	0.1
70,376 (1)	Swiggy Ltd.	302,949	0.1
5,842	Tata Communications Ltd.	118,649	0.0
45,979	Tata Consultancy Services Ltd.	1,642,792	0.3
30,553	Tata Consumer Products Ltd.	405,194	0.1
103,565	Tata Motors Ltd.	423,836	0.1
105,600 (1)	Tata Motors Ltd. /new	488,174	0.1
83,431	Tata Power Co. Ltd.	352,702	0.1
384,219	Tata Steel Ltd.	769,689	0.1
28,087	Tech Mahindra Ltd.	497,495	0.1
17,919	Titan Co. Ltd.	808,925	0.2
5,737	Torrent Pharmaceuticals Ltd.	245,559	0.1
9,189	Torrent Power Ltd.	133,708	0.0
9,507	Trent Ltd.	453,397	0.1
5,505	Tube Investments of India Ltd.	160,105	0.0
6,196	UltraTech Cement Ltd.	813,014	0.2
78,542	Union Bank of India Ltd.	134,518	0.0
14,549	United Spirits Ltd.	233,695	0.0
23,733	UPL Ltd.	210,164	0.0
68,655	Varun Beverages Ltd.	374,808	0.1
68,014	Vedanta Ltd.	457,622	0.1
97,518 (1)	Vishal Mega Mart Ltd.	148,092	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
1,380,913 (1)	Vodafone Idea Ltd.	$165,550	0.0
11,749	Voltas Ltd.	177,958	0.0
4,437	WAAREE Energies Ltd.	146,739	0.0
134,410	Wipro Ltd.	394,061	0.1
747,665 (1)	Yes Bank Ltd.	179,851	0.0
124,684 (1)	Zomato Ltd.	386,394	0.1
12,699	Zydus Lifesciences Ltd.	129,370	0.0
		79,464,203	14.8
	Indonesia: 1.1%
738,600 (1)	Amman Mineral Internasional PT	284,360	0.1
1,039,100	Astra International Tbk PT	417,050	0.1
2,832,700	Bank Central Asia Tbk PT	1,367,902	0.3
1,919,900	Bank Mandiri Persero Tbk PT	585,441	0.1
758,700	Bank Negara Indonesia Persero Tbk PT	198,219	0.0
3,498,000	Bank Rakyat Indonesia Persero Tbk PT	766,086	0.1
1,214,049 (1)	Barito Pacific Tbk PT	237,377	0.1
397,400	Barito Renewables Energy Tbk PT	231,037	0.1
2,842,300 (1)	Bumi Resources Minerals Tbk PT	187,336	0.0
426,700	Chandra Asri Pacific Tbk PT	178,715	0.0
353,800	Charoen Pokphand Indonesia Tbk PT	95,560	0.0
51,400 (1)	Dian Swastatika Sentosa Tbk PT	311,328	0.1
46,938,800 (1)	GoTo Gojek Tokopedia Tbk PT	179,484	0.0
204,400	Indofood Sukses Makmur Tbk PT	82,890	0.0
1,161,600	Petrindo Jaya Kreasi Tbk PT	162,519	0.0
951,900	Sumber Alfaria Trijaya Tbk PT	112,529	0.0
2,583,600	Telkom Indonesia Persero Tbk PT	540,581	0.1
74,200	United Tractors Tbk PT	131,187	0.0
		6,069,601	1.1
	Kuwait: 0.7%
88,514	Boubyan Bank KSCP	205,612	0.1
117,669	Gulf Bank KSCP	136,370	0.0
558,510	Kuwait Finance House KSCP	1,471,578	0.3
35,401	Mabanee Co. KPSC	125,364	0.0
102,668	Mobile Telecommunications Co. KSCP	173,115	0.0
422,739	National Bank of Kuwait SAKP	1,393,733	0.3
97,195 (1)	Warba Bank KSCP	92,584	0.0
		3,598,356	0.7
	Luxembourg: 0.0%
7,164	Reinet Investments SCA	250,913	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Malaysia: 1.2%
131,700	AMMB Holdings Bhd	$210,869	0.1
145,200	Axiata Group Bhd	90,149	0.0
182,500	CelcomDIGI Bhd	143,464	0.0
414,700	CIMB Group Holdings Bhd	842,138	0.2
226,300	Gamuda Bhd	277,142	0.1
32,300	Hong Leong Bank Bhd	176,166	0.1
104,700	IHH Healthcare Bhd	225,808	0.1
122,000	IOI Corp. Bhd	120,285	0.0
24,500	Kuala Lumpur Kepong Bhd	120,749	0.0
286,500	Malayan Banking Bhd	739,710	0.2
121,300	Maxis Bhd	113,211	0.0
61,700	MISC Bhd	118,565	0.0
171,300 (2)	MR DIY Group M Bhd	64,493	0.0
3,600	Nestle Malaysia Bhd	101,134	0.0
133,500	Petronas Chemicals Group Bhd	119,203	0.0
16,900	Petronas Dagangan Bhd	83,079	0.0
37,500	Petronas Gas Bhd	167,632	0.0
203,000	Press Metal Aluminium Holdings Bhd	356,028	0.1
766,300	Public Bank Bhd	856,793	0.2
88,200	QL Resources Bhd	82,375	0.0
85,500	RHB Bank Bhd	162,398	0.0
103,100	Sime Darby Plantation Bhd	145,580	0.0
124,000	Sunway Bhd	171,750	0.0
61,900	Telekom Malaysia Bhd	122,720	0.0
136,900	Tenaga Nasional Bhd	462,459	0.1
171,140	YTL Corp. Bhd	85,876	0.0
137,620	YTL Power International Bhd	112,083	0.0
		6,271,859	1.2
	Mexico: 2.0%
188,178 (4)	Alfa SAB de CV - Class A	164,587	0.0
924,907	America Movil SAB de CV	954,825	0.2
25,441 (4)	Arca Continental SAB de CV	274,790	0.1
785,994	Cemex SAB de CV	902,644	0.2
25,308	Coca-Cola Femsa SAB de CV	240,354	0.1
147,840	Fibra Uno Administracion SA de CV	222,160	0.0
86,740	Fomento Economico Mexicano SAB de CV	876,817	0.2
7,933	Gruma SAB de CV - Class B	136,364	0.0
14,695 (4)	Grupo Aeroportuario del Centro Norte SAB de CV	199,459	0.0
20,104 (4)	Grupo Aeroportuario del Pacifico SAB de CV - Class B	525,858	0.1
9,319	Grupo Aeroportuario del Sureste SAB de CV - Class B	300,630	0.1
65,171	Grupo Bimbo SAB de CV	213,527	0.0
29,341 (4)	Grupo Carso SAB de CV	192,788	0.0

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
15,000	Grupo Comercial Chedraui SA de CV	$102,690	0.0
130,069	Grupo Financiero Banorte SAB de CV - Class O	1,205,093	0.2
85,412	Grupo Financiero Inbursa SAB de CV - Class O	205,947	0.0
159,898	Grupo Mexico SAB de CV	1,511,295	0.3
10,327 (1)	Industrias Penoles SAB de CV	542,504	0.1
70,449	Kimberly-Clark de Mexico SAB de CV - Class A	150,268	0.0
54,170	Prologis Property Mexico SA de CV	226,276	0.1
9,920 (4)	Promotora y Operadora de Infraestructura SAB de CV	147,212	0.0
4,609	Southern Copper Corp.	661,253	0.1
260,679	Wal-Mart de Mexico SAB de CV	810,808	0.2
		10,768,149	2.0
	Peru: 0.2%
9,048	Cia de Minas Buenaventura SAA, ADR	251,806	0.0
3,549	Credicorp Ltd.	1,018,563	0.2
		1,270,369	0.2
	Philippines: 0.4%
12,140	Ayala Corp.	96,571	0.0
351,500	Ayala Land, Inc.	134,013	0.0
104,535	Bank of the Philippine Islands	206,289	0.1
125,296	BDO Unibank, Inc.	286,162	0.1
52,030	International Container Terminal Services, Inc.	499,294	0.1
23,750	Jollibee Foods Corp.	72,546	0.0
14,330	Manila Electric Co.	139,811	0.0
92,710	Metropolitan Bank & Trust Co.	107,944	0.0
3,495	PLDT, Inc.	74,874	0.0
10,860	SM Investments Corp.	129,122	0.0
522,600	SM Prime Holdings, Inc.	202,085	0.1
		1,948,711	0.4
	Poland: 1.1%
40,433 (1)(2)	Allegro.eu SA	346,954	0.1
21,884 (1)	Bank Millennium SA	101,057	0.0
9,463	Bank Polska Kasa Opieki SA	536,757	0.1
478 (4)	Budimex SA	84,561	0.0
2,634 (1)(4)	CCC SA	87,373	0.0
3,287	CD Projekt SA	219,591	0.0
25,048 (1)(2)	Dino Polska SA	287,582	0.1
7,026 (1)	KGHM Polska Miedz SA	545,907	0.1
54	L.P. SA	312,025	0.1
780 (1)	mBank SA	230,674	0.0
47,030 (1)	PGE Polska Grupa Energetyczna SA	114,940	0.0
29,846	Polski Koncern Naftowy ORLEN SA	796,791	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland (continued)
44,719	Powszechna Kasa Oszczednosci Bank Polski SA	$1,055,458	0.2
30,822	Powszechny Zaklad Ubezpieczen SA	570,498	0.1
2,102	Santander Bank Polska SA	317,754	0.1
16,242 (1)	Zabka Group SA	103,330	0.0
		5,711,252	1.1
	Qatar: 0.6%
87,356	Barwa Real Estate Co.	62,703	0.0
161,869	Commercial Bank PSQC	186,721	0.1
100,537	Dukhan Bank	96,533	0.0
76,558	Industries Qatar QSC	250,848	0.1
312,238	Masraf Al Rayan QSC	188,116	0.1
290,448	Mesaieed Petrochemical Holding Co.	87,160	0.0
42,384	Ooredoo QPSC	151,547	0.0
23,088	Qatar Electricity & Water Co. QSC	95,434	0.0
31,641	Qatar Fuel QSC	131,830	0.0
145,652	Qatar Gas Transport Co. Ltd.	179,575	0.0
52,619	Qatar International Islamic Bank QSC	165,184	0.0
94,209	Qatar Islamic Bank SAQ	619,987	0.1
239,746	Qatar National Bank QPSC	1,228,690	0.2
		3,444,328	0.6
	Romania: 0.0%
28,958	NEPI Rockcastle NV	255,044	0.0

	Saudi Arabia: 2.8%
8,085 (1)	ACWA Power Co.	391,648	0.1
18,321	Ades Holding Co.	85,119	0.0
100,343	Al Rajhi Bank	2,606,422	0.5
66,106	Alinma Bank	429,573	0.1
23,217	Almarai Co. JSC	267,886	0.1
47,650	Arab National Bank	274,700	0.1
38,849	Bank AlBilad	256,590	0.1
35,662 (1)	Bank Al-Jazira	105,897	0.0
64,191	Banque Saudi Fransi	287,900	0.1
4,334	Bupa Arabia for Cooperative Insurance Co.	160,570	0.0
3,824	Co. for Cooperative Insurance	119,283	0.0
1,680	Dallah Healthcare Co.	56,144	0.0
27,715 (1)	Dar Al Arkan Real Estate Development Co.	117,839	0.0
4,481	Dr Sulaiman Al Habib Medical Services Group Co.	307,032	0.1
1,273	Elm Co.	253,861	0.0
20,287	Etihad Etisalat Co.	356,449	0.1
29,091 (1)	Jabal Omar Development Co.	114,401	0.0
29,735	Jarir Marketing Co.	101,313	0.0
4,877	Makkah Construction & Development Co.	103,435	0.0

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
4,841	Mouwasat Medical Services Co.	$86,034	0.0
77,817	Riyad Bank	563,216	0.1
12,569	SABIC Agri-Nutrients Co.	370,599	0.1
19,381	Sahara International Petrochemical Co.	77,484	0.0
70,937 (1)	Saudi Arabian Mining Co.	1,152,263	0.2
306,040 (2)	Saudi Arabian Oil Co.	1,943,401	0.4
52,909	Saudi Awwal Bank	456,373	0.1
46,653	Saudi Basic Industries Corp.	638,077	0.1
38,608	Saudi Electricity Co.	144,605	0.0
31,586	Saudi Investment Bank	110,524	0.0
151,361	Saudi National Bank	1,528,622	0.3
1,885 (1)	Saudi Research & Media Group	62,556	0.0
2,641	Saudi Tadawul Group Holding Co.	98,788	0.0
104,151	Saudi Telecom Co.	1,192,720	0.2
15,032	Yanbu National Petrochemical Co.	110,106	0.0
		14,931,430	2.8
	South Africa: 3.2%
43,403	Absa Group Ltd.	627,298	0.1
13,653	Anglo American Platinum Ltd.	1,156,252	0.2
17,548	Bid Corp. Ltd.	447,040	0.1
17,056	Bidvest Group Ltd.	244,603	0.0
4,441	Capitec Bank Holdings Ltd.	1,114,784	0.2
12,193	Clicks Group Ltd.	248,450	0.0
27,833	Discovery Ltd.	382,502	0.1
257,372	FirstRand Ltd.	1,410,397	0.3
45,720	Gold Fields Ltd.	1,993,502	0.4
29,569	Harmony Gold Mining Co. Ltd.	593,216	0.1
46,874	Impala Platinum Holdings Ltd.	736,632	0.1
89,163	MTN Group Ltd.	912,824	0.2
39,902	Naspers Ltd. - Class N	2,661,125	0.5
23,734	Nedbank Group Ltd.	381,607	0.1
17,669	Northam Platinum Holdings Ltd.	358,556	0.1
41,845	OUTsurance Group Ltd.	181,076	0.0
182,442 (2)	Pepkor Holdings Ltd.	291,477	0.1
26,172	Remgro Ltd.	287,192	0.1
89,776	Sanlam Ltd.	533,940	0.1
29,517 (1)	Sasol Ltd.	188,332	0.0
24,379	Shoprite Holdings Ltd.	397,759	0.1
144,947 (1)	Sibanye Stillwater Ltd.	528,448	0.1
67,353	Standard Bank Group Ltd.	1,181,404	0.2
31,246	Vodacom Group Ltd.	266,629	0.0
		17,125,045	3.2
	South Korea: 8.4%
2,061 (1)	Alteogen, Inc.	643,097	0.1
1,461	Amorepacific Corp.	120,999	0.0
1,193	APR Corp./Korea	191,288	0.0
7,729	Celltrion, Inc.	969,861	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
2,796	Coway Co. Ltd.	$168,313	0.0
2,314	DB Insurance Co. Ltd.	210,121	0.0
2,634	Doosan Bobcat, Inc.	105,360	0.0
382	Doosan Co. Ltd.	207,640	0.0
22,983 (1)	Doosan Enerbility Co. Ltd.	1,202,105	0.2
2,531 (1)	Ecopro BM Co. Ltd.	257,464	0.1
5,343	Ecopro Co. Ltd.	336,581	0.1
14,292	Hana Financial Group, Inc.	932,504	0.2
1,225	Hanjin Kal Corp.	104,926	0.0
3,512	Hankook Tire & Technology Co. Ltd.	142,332	0.0
2,273	Hanmi Semiconductor Co. Ltd.	201,509	0.0
1,703	Hanwha Aerospace Co. Ltd.	1,112,144	0.2
6,944 (1)	Hanwha Ocean Co. Ltd.	548,301	0.1
3,855	Hanwha Systems Co. Ltd.	145,601	0.0
2,263	HD Hyundai Co. Ltd.	296,206	0.1
1,208	HD Hyundai Electric Co. Ltd.	648,754	0.1
1,873	HD Hyundai Heavy Industries Co. Ltd.	660,137	0.1
707	HD Hyundai Marine Solution Co. Ltd.	94,736	0.0
2,208	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	623,035	0.1
6,011 (1)	HLB, Inc.	211,835	0.0
11,700	HMM Co. Ltd.	166,402	0.0
1,198	HYBE Co. Ltd.	274,092	0.1
290	Hyosung Heavy Industries Corp.	358,249	0.1
1,872	Hyundai Glovis Co. Ltd.	234,975	0.1
3,049	Hyundai Mobis Co. Ltd.	791,159	0.2
3,909	Hyundai Rotem Co. Ltd.	509,814	0.1
12,663	Industrial Bank of Korea	184,063	0.0
15,937	Kakao Corp.	664,593	0.1
8,425	KakaoBank Corp.	126,302	0.0
18,532	KB Financial Group, Inc.	1,595,321	0.3
11,963	Kia Corp.	1,014,146	0.2
3,861	Korea Aerospace Industries Ltd.	305,918	0.1
13,251	Korea Electric Power Corp.	434,894	0.1
2,125	Korea Investment Holdings Co. Ltd.	239,265	0.1
202	Korea Zinc Co. Ltd.	183,834	0.0
8,966	Korean Air Lines Co. Ltd.	140,156	0.0
1,473 (1)	Krafton, Inc.	250,981	0.1
4,868	KT&G Corp.	480,194	0.1
2,549	LG Chem Ltd.	589,617	0.1
4,324	LG Corp.	242,263	0.1
16,568 (1)	LG Display Co. Ltd.	136,123	0.0
5,386	LG Electronics, Inc.	343,671	0.1
2,410 (1)	LG Energy Solution Ltd.	616,322	0.1
442	LG H&H Co. Ltd.	79,252	0.0
10,357	LG Uplus Corp.	105,831	0.0

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
689	LIG Nex1 Co. Ltd.	$200,748	0.0
784	LS Electric Co. Ltd.	251,163	0.1
4,100	Meritz Financial Group, Inc.	321,898	0.1
10,667	Mirae Asset Securities Co. Ltd.	173,036	0.0
7,226	NAVER Corp.	1,214,702	0.2
6,615	NH Investment & Securities Co. Ltd.	96,881	0.0
1,791 (1)	POSCO Future M Co. Ltd.	232,539	0.1
3,752	POSCO Holdings, Inc.	795,416	0.2
2,576	Posco International Corp.	88,808	0.0
592 (1)(2)	Samsung Biologics Co. Ltd.	695,117	0.1
4,381	Samsung C&T Corp.	727,654	0.1
3,006	Samsung Electro- Mechanics Co. Ltd.	531,996	0.1
1,538	Samsung Fire & Marine Insurance Co. Ltd.	530,621	0.1
36,127 (1)	Samsung Heavy Industries Co. Ltd.	604,126	0.1
4,123 (1)	Samsung Life Insurance Co. Ltd.	450,706	0.1
3,129	Samsung SDI Co. Ltd.	585,094	0.1
2,219	Samsung SDS Co. Ltd.	264,071	0.1
207	Samyang Foods Co. Ltd.	176,747	0.0
22,337	Shinhan Financial Group Co. Ltd.	1,189,440	0.2
1,591 (1)	SK Biopharmaceuticals Co. Ltd.	137,523	0.0
27,845	SK Hynix, Inc.	12,610,393	2.4
3,509	SK Innovation Co. Ltd.	246,285	0.1
4,754 (1)	SK Square Co. Ltd.	1,210,646	0.2
2,986	SK Telecom Co. Ltd.	110,866	0.0
1,873	SK, Inc.	334,246	0.1
2,281 (1)	S-Oil Corp.	131,244	0.0
33,485	Woori Financial Group, Inc.	649,924	0.1
2,934	Yuhan Corp.	228,391	0.1
		44,992,567	8.4
	Taiwan: 19.9%
26,000	Accton Technology Corp.	981,162	0.2
24,595	Advantech Co. Ltd.	224,877	0.0
4,000	Alchip Technologies Ltd.	446,502	0.1
171,000	ASE Technology Holding Co. Ltd.	1,348,322	0.3
117,000	Asia Cement Corp.	138,369	0.0
17,000	Asia Vital Components Co. Ltd.	815,909	0.2
2,000	ASPEED Technology, Inc.	460,141	0.1
37,000	Asustek Computer, Inc.	643,161	0.1
9,000	Bizlink Holding, Inc.	434,802	0.1
53,000 (1)	Caliway Biopharmaceuticals Co. Ltd.	261,578	0.1
28,000	Catcher Technology Co. Ltd.	185,019	0.0
493,000	Cathay Financial Holding Co. Ltd.	1,189,208	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
76,742	Chailease Holding Co. Ltd.	$257,240	0.1
313,187	Chang Hwa Commercial Bank Ltd.	203,658	0.0
87,000	Cheng Shin Rubber Industry Co. Ltd.	81,636	0.0
149,000	China Airlines Ltd.	95,656	0.0
814,280	China Development Financial Holding Corp.	446,420	0.1
596,000	China Steel Corp.	360,091	0.1
19,000	Chroma ATE, Inc.	469,936	0.1
195,000	Chunghwa Telecom Co. Ltd.	810,519	0.2
223,000	Compal Electronics, Inc.	215,409	0.0
867,000	CTBC Financial Holding Co. Ltd.	1,385,284	0.3
100,000	Delta Electronics, Inc.	3,050,396	0.6
45,000	E Ink Holdings, Inc.	282,732	0.1
750,182	E.Sun Financial Holding Co. Ltd.	805,800	0.2
10,000	Eclat Textile Co. Ltd.	122,346	0.0
15,000	Elite Material Co. Ltd.	785,879	0.1
3,000	eMemory Technology, Inc.	164,764	0.0
139,000	Eva Airways Corp.	161,633	0.0
51,000	Evergreen Marine Corp. Taiwan Ltd.	307,655	0.1
142,000	Far Eastern New Century Corp.	125,569	0.0
90,000	Far EasTone Telecommunications Co. Ltd.	252,727	0.1
24,720	Feng TAY Enterprise Co. Ltd.	91,548	0.0
587,988	First Financial Holding Co. Ltd.	549,812	0.1
179,000	Formosa Chemicals & Fibre Corp.	182,570	0.0
196,000	Formosa Plastics Corp.	243,054	0.0
8,350	Fortune Electric Co. Ltd.	202,562	0.0
431,285	Fubon Financial Holding Co. Ltd.	1,320,012	0.2
28,000	Gigabyte Technology Co. Ltd.	221,509	0.0
5,000	Global Unichip Corp.	336,186	0.1
13,000	Globalwafers Co. Ltd.	167,777	0.0
16,000	Gold Circuit Electronics Ltd.	349,506	0.1
642,000	Hon Hai Precision Industry Co. Ltd.	4,706,069	0.9
14,420	Hotai Motor Co. Ltd.	251,958	0.1
458,367	Hua Nan Financial Holdings Co. Ltd.	452,233	0.1
405,544	Innolux Corp.	220,084	0.0
12,000	International Games System Co. Ltd.	275,324	0.1
143,000	Inventec Corp.	195,009	0.0
4,000	Jentech Precision Industrial Co. Ltd.	348,778	0.1
3,000	King Slide Works Co. Ltd.	358,229	0.1

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
55,000	King Yuan Electronics Co. Ltd.	$432,953	0.1
5,000	Largan Precision Co. Ltd.	395,672	0.1
103,000	Lite-On Technology Corp.	535,839	0.1
4,000	Lotes Co. Ltd.	164,927	0.0
78,000	MediaTek, Inc.	3,541,605	0.7
610,756	Mega Financial Holding Co. Ltd.	777,753	0.1
266,000	Nan Ya Plastics Corp.	508,652	0.1
9,000	Nien Made Enterprise Co. Ltd.	103,371	0.0
30,000	Novatek Microelectronics Corp.	356,687	0.1
104,000	Pegatron Corp.	226,869	0.0
14,426	PharmaEssentia Corp.	215,493	0.0
28,000	President Chain Store Corp.	197,142	0.0
139,000	Quanta Computer, Inc.	1,200,527	0.2
26,000	Realtek Semiconductor Corp.	403,693	0.1
197,000	Shanghai Commercial & Savings Bank Ltd.	254,389	0.1
634,016	SinoPac Financial Holdings Co. Ltd.	576,820	0.1
1,099,245	Taishin Financial Holding Co. Ltd.	713,629	0.1
365,968	Taiwan Business Bank	186,407	0.0
349,000	Taiwan Cement Corp.	257,389	0.1
551,942	Taiwan Cooperative Financial Holding Co. Ltd.	426,794	0.1
78,000	Taiwan High Speed Rail Corp.	69,495	0.0
89,000	Taiwan Mobile Co. Ltd.	307,069	0.1
1,256,000	Taiwan Semiconductor Manufacturing Co. Ltd.	61,741,550	11.5
59,000	Teco Electric and Machinery Co. Ltd.	158,103	0.0
247,000	Uni-President Enterprises Corp.	605,630	0.1
586,000	United Microelectronics Corp.	915,089	0.2
54,477	Vanguard International Semiconductor Corp.	159,091	0.0
33,000	Wan Hai Lines Ltd.	82,483	0.0
151,000	Wistron Corp.	721,633	0.1
6,000	Wiwynn Corp.	854,800	0.2
86,908	Yageo Corp.	637,042	0.1
80,000	Yang Ming Marine Transport Corp.	141,456	0.0
544,838	Yuanta Financial Holding Co. Ltd.	680,808	0.1
35,000	Zhen Ding Technology Holding Ltd.	157,727	0.0
		106,695,207	19.9
	Thailand: 1.0%
52,500	Advanced Info Service PCL	521,331	0.1
225,400	Airports of Thailand PCL	378,145	0.1
572,900	Bangkok Dusit Medical Services PCL - Class F	350,875	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Thailand (continued)
30,300	Bumrungrad Hospital PCL	$151,415	0.0
108,500	Central Pattana PCL	189,982	0.0
195,800	Charoen Pokphand Foods PCL	135,533	0.0
283,000	CP ALL PCL - Foreign	390,811	0.1
115,702	CP AXTRA PCL	57,589	0.0
159,356	Delta Electronics Thailand PCL	869,685	0.2
243,711 (1)	Gulf Development PCL	321,654	0.1
30,900	Kasikornbank PCL	190,583	0.0
183,600	Krung Thai Bank PCL	164,510	0.0
164,800	Minor International PCL	126,715	0.0
74,500	PTT Exploration & Production PCL	266,395	0.1
516,800	PTT PCL - Foreign	524,781	0.1
43,900	SCB X PCL - Foreign	193,479	0.0
34,400	Siam Cement PCL - Foreign	200,249	0.1
545,400	True Corp. PCL	188,476	0.0
		5,222,208	1.0
	Turkey: 0.4%
160,849	Akbank TAS	260,973	0.1
71,737	Aselsan Elektronik Sanayi Ve Ticaret AS	386,521	0.1
23,622	BIM Birlesik Magazalar AS	294,888	0.1
164,474	Eregli Demir ve Celik Fabrikalari TAS	91,144	0.0
35,599	Ford Otomotiv Sanayi AS	76,752	0.0
56,313	Haci Omer Sabanci Holding AS	110,285	0.0
38,341	KOC Holding AS	150,426	0.0
28,849	Turk Hava Yollari AO	180,234	0.0
62,025	Turkcell Iletisim Hizmetleri AS	134,299	0.0
441,725	Turkiye Is Bankasi AS - Class C	144,624	0.0
49,864	Turkiye Petrol Rafinerileri AS	213,911	0.1
172,446 (1)	Yapi ve Kredi Bankasi AS	145,206	0.0
		2,189,263	0.4
	United Arab Emirates: 1.4%
168,134	Abu Dhabi Commercial Bank PJSC	654,637	0.1
77,535	Abu Dhabi Islamic Bank PJSC	437,892	0.1
157,307	Abu Dhabi National Oil Co. for Distribution PJSC	167,040	0.0
169,553	ADNOC Drilling Co. PJSC	246,522	0.1
298,471	Adnoc Gas PLC	288,474	0.1
73,865	ADNOC Logistics & Services	119,049	0.0
203,734	Aldar Properties PJSC	482,186	0.1
144,541	Americana Restaurants International PLC	63,755	0.0
262,490	Dubai Electricity & Water Authority PJSC	197,790	0.0

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
153,846	Dubai Islamic Bank PJSC	$388,209	0.1
46,162	Emaar Development PJSC	190,349	0.0
341,595	Emaar Properties PJSC	1,303,712	0.3
98,412	Emirates NBD Bank PJSC	746,246	0.1
183,689	Emirates Telecommunications Group Co. PJSC	917,257	0.2
229,427	First Abu Dhabi Bank PJSC	1,089,431	0.2
180,978 (1)	Multiply Group PJSC	128,568	0.0
91,167	Salik Co. PJSC	157,623	0.0
		7,578,740	1.4
	United States: 0.3%
44,300 (1)	BeOne Medicines Ltd. - Class H	1,019,621	0.2
18,885 (1)	JBS NV - Class A	272,322	0.1
3,708 (1)	Legend Biotech Corp., ADR	80,612	0.0
		1,372,555	0.3
	Total Common Stock (Cost $357,575,774)	488,898,165	91.1

PREFERRED STOCK: 6.0%
	Brazil: 1.1%
283,821	Banco Bradesco SA - Preference Shares	942,142	0.2
89,923	Cia Energetica de Minas Gerais	183,793	0.0
70,604	Gerdau SA	262,716	0.0
281,418	Itau Unibanco Holding SA	2,014,693	0.4
305,198	Itausa SA	650,525	0.1
50,345 (1)	Localiza Rent a Car SA	399,590	0.1
239,099	Petroleo Brasileiro SA	1,344,775	0.3
		5,798,234	1.1
	Chile: 0.1%
7,474 (1)	Sociedad Quimica y Minera de Chile SA	529,329	0.1

	Colombia: 0.1%
36,618	Grupo Cibest SA	612,569	0.1

	India: 0.1%
62,430 (3)	TVS Motor Co. Ltd.	514,855	0.1

	South Korea: 4.6%
7,799	Hyundai Motor Co.	1,553,616	0.3
1,780	Hyundai Motor Co. - Second Preference Shares	262,968	0.0
282,871	Samsung Electronics Co. Ltd.	22,807,468	4.3
		24,624,052	4.6
	Total Preferred Stock (Cost $20,382,863)	32,079,039	6.0

			Percentage
			of Net
Shares		Value	Assets
RIGHT: 0.1%
	Taiwan: 0.1%
70,556	Unimicron Technology Corp.	$486,969	0.1
	Total Right (Cost $360,077)	486,969	0.1
	Total Long-Term Investments (Cost $378,318,714)	521,464,173	97.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.8%
	Repurchase Agreements: 0.9%
1,145,555 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,145,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $1,168,466, due 12/01/30-11/20/75)	1,145,555	0.2
1,218,676 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,218,939, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,243,394, due 01/31/26-11/15/55)	1,218,676	0.2
1,145,555 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,145,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,168,466, due 10/15/26-12/20/55)	1,145,555	0.2

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
307,064 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $307,129, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $313,205, due 04/30/26-11/15/34)	$307,064	0.1
1,145,555 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 12/31/2025, 3.830%, due 01/02/2026 (Repurchase Amount $1,145,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,168,466, due 01/15/26-03/15/67)	1,145,555	0.2
26,659 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 12/31/2025, 3.810%, due 01/02/2026 (Repurchase Amount $26,665, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.000%, Market Value plus accrued interest $27,192, due 02/28/29-10/20/55)	26,659	0.0
	Total Repurchase Agreements (Cost $4,989,064)	4,989,064	0.9
	Time Deposits: 0.0%
110,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	110,000	0.0

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.9%
15,468,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $15,468,000)	$15,468,000	2.9
	Total Short-Term Investments (Cost $20,567,064)	$20,567,064	3.8
	Total Investments in Securities (Cost $398,885,778)	$542,031,237	101.0
	Liabilities in Excess of Other Assets	(5,507,023)	(1.0)
	Net Assets	$536,524,214	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Percentage
Sector Diversification	of Net Assets
Information Technology	27.5%
Financials	21.8
Consumer Discretionary	11.4
Communication Services	9.1
Industrials	6.8
Materials	6.8
Energy	3.8
Consumer Staples	3.6
Health Care	3.0
Utilities	2.2
Real Estate	1.2
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,214,312	$—	$2,214,312
Brazil	16,428,928	—	—	16,428,928
Chile	2,407,793	—	—	2,407,793
China	9,873,093	132,510,815	106,073	142,489,981
Colombia	142,400	—	—	142,400
Czechia	—	822,573	—	822,573
Egypt	287,173	—	—	287,173
Greece	1,014,004	1,907,859	—	2,921,863
Hong Kong	195,099	244,537	—	439,636
Hungary	—	1,583,706	—	1,583,706
India	1,832,941	77,613,535	17,727	79,464,203
Indonesia	311,328	5,758,273	—	6,069,601
Kuwait	1,975,669	1,622,687	—	3,598,356
Luxembourg	250,913	—	—	250,913
Malaysia	760,934	5,510,925	—	6,271,859
Mexico	10,768,149	—	—	10,768,149
Peru	1,270,369	—	—	1,270,369
Philippines	881,822	1,066,889	—	1,948,711
Poland	—	5,711,252	—	5,711,252
Qatar	2,334,815	1,109,513	—	3,444,328
Romania	255,044	—	—	255,044
Saudi Arabia	2,795,237	12,136,193	—	14,931,430
South Africa	2,437,397	14,687,648	—	17,125,045
South Korea	1,438,544	43,554,023	—	44,992,567
Taiwan	1,258,033	105,437,174	—	106,695,207
Thailand	—	5,222,208	—	5,222,208
Turkey	—	2,189,263	—	2,189,263
United Arab Emirates	4,042,511	3,536,229	—	7,578,740
United States	352,934	1,019,621	—	1,372,555
Total Common Stock	63,315,130	425,459,235	123,800	488,898,165
Preferred Stock	6,940,132	24,624,052	514,855	32,079,039
Right	—	486,969	—	486,969
Short-Term Investments	15,468,000	5,099,064	—	20,567,064
Total Investments, at fair value	$85,723,262	$455,669,320	$638,655	$542,031,237
Other Financial Instruments+
Futures	348,777	—	—	348,777
Total Assets	$86,072,039	$455,669,320	$638,655	$542,380,014

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	253	03/20/26	$17,854,210	$348,777
			$17,854,210	$348,777

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$348,777
Total Asset Derivatives		$348,777

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$986,531	$986,531
Foreign exchange contracts	1,035	—	1,035
Total	$1,035	$986,531	$987,566

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$711,352
Total	$711,352

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $407,540,827.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$156,712,838
Gross Unrealized Depreciation	(21,205,691)
Net Unrealized Appreciation	$135,507,147

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.5%
	Australia: 6.9%
310,496	ANZ Group Holdings Ltd.	$7,507,072	0.4
136,871	APA Group	817,835	0.0
57,778	Aristocrat Leisure Ltd.	2,236,847	0.1
20,221	ASX Ltd.	692,414	0.0
528,564	BHP Group Ltd. - Class DI	15,951,646	0.7
141,789	Brambles Ltd.	2,165,169	0.1
39,384	CAR Group Ltd.	806,637	0.0
6,806 (1)	Cochlear Ltd.	1,181,656	0.1
139,677	Coles Group Ltd.	1,996,446	0.1
174,158	Commonwealth Bank of Australia	18,589,511	0.9
54,174	Computershare Ltd.	1,227,780	0.1
50,490	CSL Ltd.	5,810,480	0.3
211,317	Evolution Mining Ltd.	1,768,462	0.1
176,236	Fortescue Metals Group Ltd.	2,577,017	0.1
1,046,127	Glencore PLC	5,718,801	0.3
212,802	Goodman Group	4,379,087	0.2
246,156	Insurance Australia Group Ltd.	1,306,406	0.1
231,637	Lottery Corp. Ltd.	795,899	0.0
94,272 (2)	Lynas Rare Earths Ltd.	773,168	0.0
37,682	Macquarie Group Ltd.	5,091,989	0.2
286,610	Medibank Pvt Ltd.	914,679	0.0
318,771	National Australia Bank Ltd.	8,962,830	0.4
141,452	Northern Star Resources Ltd.	2,489,230	0.1
179,287	Origin Energy Ltd.	1,369,130	0.1
5,982	Pro Medicus Ltd.	878,538	0.0
77,165	Qantas Airways Ltd.	533,110	0.0
157,167	QBE Insurance Group Ltd.	2,080,810	0.1
5,500	REA Group Ltd.	670,479	0.0
38,633	Rio Tinto Ltd.	3,768,878	0.2
117,468	Rio Tinto PLC	9,462,135	0.4
337,997	Santos Ltd.	1,388,221	0.1
542,874	Scentre Group	1,517,548	0.1
21,178	SGH Ltd.	653,641	0.0
540,611	Sigma Healthcare Ltd.	1,058,313	0.1
48,864	Sonic Healthcare Ltd.	735,746	0.0
468,269	South32 Ltd. - Class DI	1,108,446	0.1
252,097	Stockland	961,176	0.1
112,694	Suncorp Group Ltd.	1,322,929	0.1
413,437	Telstra Group Ltd.	1,341,426	0.1
324,094	Transurban Group	3,067,104	0.1
406,889	Vicinity Ltd.	692,732	0.0
35,585 (1)	Washington H Soul Pattinson & Co. Ltd.	880,494	0.0
118,097	Wesfarmers Ltd.	6,362,266	0.3
355,957	Westpac Banking Corp.	9,134,425	0.4
20,983	WiseTech Global Ltd.	953,985	0.1
197,848 (1)	Woodside Energy Group Ltd. (WDS)	3,084,976	0.1
127,132	Woolworths Group Ltd.	2,487,345	0.1
		149,274,914	6.9

	Austria: 0.3%
32,042	Erste Group Bank AG	3,842,135	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Austria (continued)
15,327	OMV AG	$852,907	0.1
13,693	Raiffeisen Bank International AG	610,113	0.0
7,087 (1)	Verbund AG	514,596	0.0
		5,819,751	0.3

	Belgium: 0.8%
15,528	Ageas SA	1,087,904	0.1
102,869	Anheuser-Busch InBev SA	6,602,232	0.3
2,235 (1)	D'ieteren Group	402,571	0.0
4,540	Elia Group SA	584,219	0.0
2,085	Financiere de Tubize SA	508,832	0.0
8,317	Groupe Bruxelles Lambert NV	739,584	0.0
23,900	KBC Group NV	3,112,637	0.2
42 (1)	Lotus Bakeries NV	386,594	0.0
1,719 (1)	Sofina SA	497,097	0.0
7,571 (1)	Syensqo SA	606,423	0.0
13,157	UCB SA	3,665,886	0.2
		18,193,979	0.8

	Brazil: 0.0%
17,231	Yara International ASA	705,127	0.0

	Chile: 0.1%
41,039	Antofagasta PLC	1,802,653	0.1

	China: 0.6%
385,000	BOC Hong Kong Holdings Ltd.	1,953,872	0.1
136,168	Prosus NV	8,431,374	0.4
140,000	SITC International Holdings Co. Ltd.	500,975	0.0
111,000 (1)	Wharf Holdings Ltd.	310,055	0.0
199,900	Wilmar International Ltd.	478,092	0.0
268,800	Yangzijiang Shipbuilding Holdings Ltd.	726,161	0.1
		12,400,529	0.6

	Denmark: 1.8%
9,784	Carlsberg AS - Class B	1,280,564	0.1
13,125	Coloplast A/S - Class B	1,125,275	0.1
69,519	Danske Bank A/S	3,471,521	0.2
10,012 (2)	Demant A/S	337,349	0.0
21,270	DSV A/S	5,356,988	0.3
6,348 (2)	Genmab A/S	1,967,779	0.1
335,171	Novo Nordisk A/S - Class B	16,999,363	0.8
36,671	Novozymes A/S - Class B	2,346,230	0.1
54,999 (2)(3)	Orsted AS	1,049,897	0.0
8,222	Pandora A/S	909,239	0.0
10,063	ROCKWOOL A/S - Class B	353,552	0.0
34,994	Tryg A/S	915,142	0.0
105,097	Vestas Wind Systems A/S	2,842,582	0.1
		38,955,481	1.8

	Finland: 1.2%
14,802	Elisa Oyj	655,962	0.0
46,689 (1)	Fortum Oyj	991,483	0.1
28,425	Kesko Oyj - Class B	641,390	0.0
35,373	Kone Oyj - Class B	2,505,925	0.1
69,017 (1)	Metso Oyj	1,200,837	0.1

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Finland (continued)
44,029	Neste Oyj	$996,072	0.1
551,267	Nokia Oyj	3,554,054	0.2
51,867	Nordea Bank Abp - EUR	975,838	0.1
271,326	Nordea Bank Abp - SEK	5,104,310	0.2
11,369	Orion Oyj - Class B	848,213	0.0
251,977	Sampo Oyj - Class A	3,048,619	0.1
60,613 (1)	Stora Enso Oyj - Class R	756,791	0.0
54,922 (1)	UPM-Kymmene Oyj	1,587,762	0.1
52,344	Wartsila Oyj Abp	1,853,217	0.1
		24,720,473	1.2

	France: 9.0%
20,395	Accor SA	1,149,796	0.1
3,605 (1)	Aeroports de Paris	470,437	0.0
60,208	Air Liquide SA	11,316,319	0.5
61,840	Airbus SE	14,360,714	0.7
36,063 (2)	Alstom SA	1,063,926	0.1
6,413 (3)	Amundi SA	530,032	0.0
180,520	AXA SA	8,661,528	0.4
4,311	BioMerieux	557,820	0.0
104,602	BNP Paribas SA	9,896,074	0.5
73,085	Bollore SE	410,740	0.0
19,958	Bouygues SA	1,037,523	0.1
35,426	Bureau Veritas SA	1,127,000	0.1
16,049	Capgemini SE	2,664,905	0.1
61,303	Carrefour SA	1,022,875	0.1
46,744	Cie de Saint-Gobain	4,753,481	0.2
69,775	Cie Generale des Etablissements Michelin SCA	2,312,773	0.1
5,808	Covivio SA/France	385,538	0.0
111,051	Credit Agricole SA	2,286,302	0.1
67,367	Danone SA	6,076,435	0.3
2,040	Dassault Aviation SA	654,035	0.0
69,803	Dassault Systemes SE	1,950,172	0.1
24,966 (1)	Edenred	551,897	0.0
7,139	Eiffage SA	1,022,871	0.1
190,081	Engie SA	4,993,299	0.2
31,330	EssilorLuxottica SA	9,906,470	0.5
4,795	Gecina SA - Class C	455,393	0.0
31,481	Getlink SE	581,108	0.0
3,296	Hermes International	8,183,466	0.4
3,925	Ipsen SA	547,653	0.0
7,747	Kering SA	2,707,091	0.1
22,390	Klepierre SA	885,866	0.0
11,569	La Francaise des Jeux SAEM	320,238	0.0
27,292	Legrand SA	4,057,300	0.2
24,997	L'Oreal SA	10,731,599	0.5
26,025	LVMH Moet Hennessy Louis Vuitton SE	19,615,950	0.9
193,783 (1)	Orange SA	3,233,569	0.2
21,003	Pernod Ricard SA	1,798,408	0.1
23,820	Publicis Groupe SA	2,473,650	0.1
20,004	Renault SA	828,010	0.0
23,341	Rexel SA	915,483	0.1
37,474	Safran SA	13,052,819	0.6
3,039	Sartorius Stedim Biotech	746,443	0.0
73,543	Societe Generale SA	5,920,500	0.3
9,207 (1)	Sodexo SA	471,729	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	France (continued)
9,645	Thales SA	$2,601,888	0.1
206,676	TotalEnergies SE	13,474,848	0.6
12,671	Unibail-Rodamco-Westfield	1,377,930	0.1
65,613	Veolia Environnement SA	2,283,166	0.1
51,920	Vinci SA	7,304,258	0.3
		193,731,327	9.0

	Germany: 9.2%
17,796	Adidas AG	3,521,575	0.2
40,188	Allianz SE	18,581,997	0.9
92,885	BASF SE	4,887,473	0.2
102,241	Bayer AG	4,434,776	0.2
34,889	Bayerische Motoren Werke AG	3,772,529	0.2
10,099	Beiersdorf AG	1,109,043	0.1
12,772	Brenntag SE	741,338	0.0
76,270	Commerzbank AG	3,218,943	0.2
11,448	Continental AG	908,546	0.0
6,494	CTS Eventim AG & Co. KGaA	594,475	0.0
49,446	Daimler Truck Holding AG	2,141,630	0.1
192,618	Deutsche Bank AG	7,423,323	0.4
19,596	Deutsche Boerse AG	5,150,242	0.2
62,455	Deutsche Lufthansa AG	613,553	0.0
99,908	Deutsche Post AG, Reg	5,447,548	0.3
382,864	Deutsche Telekom AG, Reg	12,462,613	0.6
233,650	E.ON SE	4,424,139	0.2
26,673	Evonik Industries AG	416,261	0.0
22,902	Fresenius Medical Care AG & Co. KGaA	1,093,926	0.1
43,962	Fresenius SE & Co. KGaA	2,518,659	0.1
15,249	GEA Group AG	1,030,561	0.1
6,275	Hannover Rueck SE	1,952,660	0.1
13,927	Heidelberg Materials AG	3,610,669	0.2
6,611	Hensoldt AG	566,824	0.0
1,617	Hochtief AG	633,025	0.0
135,908	Infineon Technologies AG	5,929,790	0.3
7,549	Knorr-Bremse AG	837,502	0.0
7,865	LEG Immobilien SE	573,640	0.0
75,157	Mercedes-Benz Group AG	5,210,034	0.3
13,450	Merck KGaA	1,919,626	0.1
5,602	MTU Aero Engines AG	2,322,184	0.1
13,596	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,947,332	0.4
6,010	Nemetschek SE	650,223	0.0
532	Rational AG	410,752	0.0
4,787	Rheinmetall AG	8,733,367	0.4
65,800	RWE AG	3,486,530	0.2
108,673	SAP SE	26,404,088	1.2
7,805 (3)	Scout24 SE	783,933	0.0
79,093	Siemens AG, Reg	22,152,072	1.0
80,654 (2)	Siemens Energy AG	11,314,822	0.5
35,217 (3)	Siemens Healthineers AG	1,845,990	0.1
13,819	Symrise AG	1,119,635	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
6,718	Talanx AG	$892,411	0.0
78,747	Vonovia SE	2,266,286	0.1
23,368 (2)(3)	Zalando SE	689,520	0.0
		197,746,065	9.2

	Hong Kong: 1.8%
1,093,200	AIA Group Ltd.	11,252,410	0.5
200,500	CK Asset Holdings Ltd.	1,013,906	0.1
65,500	CK Infrastructure Holdings Ltd.	485,370	0.0
171,000	CLP Holdings Ltd.	1,529,578	0.1
5,918 (1)(2)	Futu Holdings Ltd., ADR	971,795	0.0
78,100	Hang Seng Bank Ltd.	1,540,724	0.1
151,000	Henderson Land Development Co. Ltd.	546,814	0.0
394,000	HKT Trust & HKT Ltd. -Stapled Security	583,419	0.0
1,165,000	Hong Kong & China Gas Co. Ltd.	1,050,220	0.1
125,300	Hong Kong Exchanges & Clearing Ltd.	6,555,866	0.3
113,000	Hongkong Land Holdings Ltd.	802,300	0.0
271,100	Link REIT	1,210,467	0.1
162,000	MTR Corp. Ltd.	620,448	0.0
144,000 (1)	Power Assets Holdings Ltd.	1,020,417	0.1
266,677	Prudential PLC	4,102,298	0.2
380,000	Sino Land Co. Ltd.	500,023	0.0
151,000	Sun Hung Kai Properties Ltd.	1,838,619	0.1
36,500 (1)	Swire Pacific Ltd. - Class A	294,239	0.0
152,500	Techtronic Industries Co. Ltd.	1,754,228	0.1
868,000 (3)	WH Group Ltd.	966,964	0.0
174,000	Wharf Real Estate Investment Co. Ltd.	549,942	0.0
		39,190,047	1.8

	Indonesia: 0.1%
16,900	Jardine Matheson Holdings Ltd.	1,153,021	0.1

	Ireland: 0.5%
18,362	AerCap Holdings NV	2,639,721	0.1
222,374	AIB Group PLC	2,377,253	0.1
99,298	Bank of Ireland Group PLC	1,899,102	0.1
16,878	Kerry Group PLC - Class A	1,542,356	0.1
15,989	Kingspan Group PLC	1,377,754	0.1
		9,836,186	0.5

	Israel: 0.9%
4,417	Azrieli Group Ltd.	500,783	0.0
130,148	Bank Hapoalim BM	2,943,566	0.1
154,971	Bank Leumi Le-Israel BM	3,415,205	0.2
8,938 (2)	Check Point Software Technologies Ltd.	1,658,535	0.1
2,895	Elbit Systems Ltd.	1,662,095	0.1
80,592	ICL Group Ltd.	463,430	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Israel (continued)
127,302	Israel Discount Bank Ltd. - Class A	$1,351,889	0.1
16,232	Mizrahi Tefahot Bank Ltd.	1,134,085	0.1
6,426 (2)	Nice Ltd.	726,376	0.0
3,065 (2)	Nova Ltd.	1,024,608	0.0
23,807	Phoenix Financial Ltd.	984,635	0.0
119,352 (2)	Teva Pharmaceutical Industries Ltd., ADR	3,724,976	0.2
5,793 (2)	Wix.com Ltd.	601,835	0.0
		20,192,018	0.9

	Italy: 3.3%
88,708	Assicurazioni Generali SpA	3,706,963	0.2
23,271	Banca Mediolanum SpA	528,403	0.0
205,536	Banca Monte dei Paschi di Siena SpA	2,188,380	0.1
118,264	Banco BPM SpA	1,795,829	0.1
153,321	BPER Banca	2,071,744	0.1
22,698	Coca-Cola HBC AG -Class DI	1,174,244	0.1
64,069 (1)	Davide Campari-Milano NV	413,904	0.0
846,440	Enel SpA	8,800,710	0.4
212,865 (1)	Eni SpA	4,035,090	0.2
13,118	Ferrari NV	4,874,831	0.2
63,647	FinecoBank Banca Fineco SpA	1,649,063	0.1
27,559 (1)(3)	Infrastrutture Wireless Italiane SpA	255,036	0.0
1,482,267	Intesa Sanpaolo SpA	10,242,609	0.5
42,118	Leonardo SpA	2,409,170	0.1
24,309	Moncler SpA	1,553,835	0.1
54,572 (1)(3)	Nexi SpA	268,980	0.0
47,575 (1)(3)	Poste Italiane SpA	1,194,316	0.1
29,300	Prysmian SpA	2,922,887	0.1
11,970	Recordati Industria Chimica e Farmaceutica SpA	679,522	0.0
87,807	Ryanair Holdings PLC	3,027,371	0.1
209,859	Snam SpA	1,394,485	0.1
1,196,507 (2)	Telecom Italia SpA/Milano	718,805	0.0
146,426	Terna - Rete Elettrica Nazionale	1,557,781	0.1
145,897	UniCredit SpA	12,084,153	0.6
37,334	Unipol Gruppo SpA	895,703	0.0
		70,443,814	3.3

	Ivory Coast: 0.1%
20,101	Endeavour Mining PLC	1,050,223	0.1

	Japan: 21.9%
79,700	Advantest Corp.	10,077,899	0.5
231,700	Aeon Co. Ltd.	3,660,193	0.2
20,400 (1)	AGC, Inc.	676,540	0.0
51,300	Aisin Corp.	961,170	0.0
94,200	Ajinomoto Co., Inc.	1,991,388	0.1
15,800	ANA Holdings, Inc.	300,069	0.0
158,300	Asahi Group Holdings Ltd.	1,659,270	0.1
135,000	Asahi Kasei Corp.	1,199,981	0.1
72,600	Asics Corp.	1,742,870	0.1

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
188,300	Astellas Pharma, Inc.	$2,506,182	0.1
60,900	Bandai Namco Holdings, Inc.	1,620,920	0.1
118,800 (1)	Bridgestone Corp.	2,672,915	0.1
90,200 (1)	Canon, Inc.	2,668,892	0.1
36,100	Capcom Co. Ltd.	838,568	0.0
80,400	Central Japan Railway Co.	2,227,080	0.1
58,700 (1)	Chiba Bank Ltd.	655,111	0.0
71,000	Chubu Electric Power Co., Inc.	1,093,863	0.1
69,900	Chugai Pharmaceutical Co. Ltd.	3,667,064	0.2
107,200	Concordia Financial Group Ltd.	886,224	0.0
40,900	Dai Nippon Printing Co. Ltd.	704,052	0.0
33,600	Daifuku Co. Ltd.	1,057,583	0.1
365,900	Dai-ichi Life Holdings, Inc.	3,040,837	0.1
187,300	Daiichi Sankyo Co. Ltd.	3,977,232	0.2
27,500	Daikin Industries Ltd.	3,517,025	0.2
30,500	Daito Trust Construction Co. Ltd.	580,780	0.0
58,400	Daiwa House Industry Co. Ltd.	1,939,979	0.1
138,800	Daiwa Securities Group, Inc.	1,216,415	0.1
181,800	Denso Corp.	2,511,043	0.1
9,600	Disco Corp.	2,924,758	0.1
100,300	East Japan Railway Co.	2,643,595	0.1
48,100	Ebara Corp.	1,133,706	0.1
27,300	Eisai Co. Ltd.	810,560	0.0
281,700	ENEOS Holdings, Inc.	1,993,057	0.1
97,100	FANUC Corp.	3,778,720	0.2
19,900	Fast Retailing Co. Ltd.	7,215,507	0.3
14,800	Fuji Electric Co. Ltd.	1,122,359	0.1
116,500	FUJIFILM Holdings Corp.	2,471,945	0.1
26,200	Fujikura Ltd.	2,905,460	0.1
183,200	Fujitsu Ltd.	5,034,870	0.2
25,000	Hankyu Hanshin Holdings, Inc.	628,768	0.0
1,800	Hikari Tsushin, Inc.	504,358	0.0
476,800	Hitachi Ltd.	14,953,197	0.7
384,600	Honda Motor Co. Ltd.	3,774,723	0.2
35,700	Hoya Corp.	5,414,605	0.3
47,900 (1)	Hulic Co. Ltd.	524,082	0.0
80,500	Idemitsu Kosan Co. Ltd.	609,488	0.0
107,000	IHI Corp.	1,881,124	0.1
91,700	Inpex Corp.	1,834,049	0.1
55,700	Isuzu Motors Ltd.	869,317	0.0
618,500	ITOCHU Corp.	7,815,869	0.4
14,200 (1)	Japan Airlines Co. Ltd.	263,349	0.0
103,300	Japan Exchange Group, Inc.	1,102,579	0.1
186,100	Japan Post Bank Co. Ltd.	2,619,744	0.1
185,600	Japan Post Holdings Co. Ltd.	1,958,342	0.1
19,300	Japan Post Insurance Co. Ltd.	580,420	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
124,900 (1)	Japan Tobacco, Inc.	$4,489,194	0.2
59,900 (1)	JFE Holdings, Inc.	763,659	0.0
58,000	JX Advanced Metals Corp.	725,062	0.0
44,000	Kajima Corp.	1,640,651	0.1
98,600	Kansai Electric Power Co., Inc.	1,548,482	0.1
48,500	Kao Corp.	1,935,710	0.1
15,700	Kawasaki Heavy Industries Ltd.	1,041,169	0.1
36,600 (1)	Kawasaki Kisen Kaisha Ltd.	509,480	0.0
305,100	KDDI Corp.	5,280,580	0.3
20,200	Keyence Corp.	7,306,845	0.3
70,600	Kikkoman Corp.	641,091	0.0
19,700 (2)	Kioxia Holdings Corp.	1,311,134	0.1
80,900 (1)	Kirin Holdings Co. Ltd.	1,210,993	0.1
15,700	Kobe Bussan Co. Ltd.	377,910	0.0
99,000	Komatsu Ltd.	3,141,513	0.2
10,500	Konami Group Corp.	1,425,976	0.1
101,800 (1)	Kubota Corp.	1,442,575	0.1
133,600	Kyocera Corp.	1,872,900	0.1
24,600 (1)	Kyowa Kirin Co. Ltd.	395,930	0.0
8,300 (1)	Lasertec Corp.	1,581,504	0.1
45,900	M3, Inc.	617,485	0.0
23,300	Makita Corp.	706,199	0.0
146,900	Marubeni Corp.	4,091,165	0.2
34,200	MatsukiyoCocokara & Co.	592,125	0.0
37,800	MINEBEA MITSUMI, Inc.	760,596	0.0
133,200	Mitsubishi Chemical Group Corp.	779,704	0.0
335,400	Mitsubishi Corp.	7,671,499	0.4
197,900	Mitsubishi Electric Corp.	5,770,142	0.3
110,600	Mitsubishi Estate Co. Ltd.	2,687,041	0.1
91,600	Mitsubishi HC Capital, Inc.	766,257	0.0
333,500	Mitsubishi Heavy Industries Ltd.	8,141,549	0.4
1,193,100	Mitsubishi UFJ Financial Group, Inc.	18,935,778	0.9
257,000	Mitsui & Co. Ltd.	7,632,216	0.4
275,100	Mitsui Fudosan Co. Ltd.	3,126,312	0.1
35,900 (1)	Mitsui OSK Lines Ltd.	1,079,312	0.1
259,100	Mizuho Financial Group, Inc.	9,455,741	0.4
26,100	MonotaRO Co. Ltd.	415,596	0.0
133,900	MS&AD Insurance Group Holdings, Inc.	3,143,574	0.2
173,600	Murata Manufacturing Co. Ltd.	3,587,957	0.2
134,900	NEC Corp.	4,564,410	0.2
38,600	Nexon Co. Ltd.	942,863	0.0
86,900	NIDEC Corp.	1,179,930	0.1
114,900	Nintendo Co. Ltd.	7,757,424	0.4
810 (1)	Nippon Building Fund, Inc.	738,261	0.0
98,700	Nippon Paint Holdings Co. Ltd.	660,869	0.0

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
18,000	Nippon Sanso Holdings Corp.	$537,733	0.0
503,300 (1)	Nippon Steel Corp.	2,059,531	0.1
3,109,800	Nippon Telegraph & Telephone Corp.	3,139,315	0.2
42,900 (1)	Nippon Yusen KK	1,389,599	0.1
231,900 (1)(2)	Nissan Motor Co. Ltd.	576,255	0.0
41,700	Nitori Holdings Co. Ltd.	727,838	0.0
70,600	Nitto Denko Corp.	1,680,966	0.1
312,800	Nomura Holdings, Inc.	2,605,771	0.1
39,300	Nomura Research Institute Ltd.	1,495,547	0.1
66,200	Obayashi Corp.	1,385,428	0.1
33,700	Obic Co. Ltd.	1,057,798	0.1
118,500	Olympus Corp.	1,502,492	0.1
4,000	Oracle Corp. Japan	336,196	0.0
112,400 (1)	Oriental Land Co. Ltd./ Japan	2,079,398	0.1
121,000	ORIX Corp.	3,538,921	0.2
37,300	Osaka Gas Co. Ltd.	1,296,058	0.1
23,700	Otsuka Corp.	488,353	0.0
45,200	Otsuka Holdings Co. Ltd.	2,556,477	0.1
198,400	Pan Pacific International Holdings Corp.	1,181,850	0.1
242,700	Panasonic Holdings Corp.	3,146,373	0.2
157,800 (2)	Rakuten Group, Inc.	1,011,178	0.1
146,500	Recruit Holdings Co. Ltd.	8,232,067	0.4
184,900	Renesas Electronics Corp.	2,532,548	0.1
216,100	Resona Holdings, Inc.	2,056,779	0.1
52,600	Ryohin Keikaku Co. Ltd.	928,782	0.0
18,600	Sanrio Co. Ltd.	581,998	0.0
58,400	SBI Holdings, Inc.	1,258,521	0.1
8,400	SCREEN Holdings Co. Ltd.	818,197	0.0
41,300	Secom Co. Ltd.	1,467,562	0.1
21,900	Seibu Holdings, Inc.	601,737	0.0
39,000	Sekisui Chemical Co. Ltd.	655,873	0.0
62,100 (1)	Sekisui House Ltd.	1,385,653	0.1
216,800	Seven & i Holdings Co. Ltd.	3,114,769	0.1
28,400 (1)	SG Holdings Co. Ltd.	259,904	0.0
24,600	Shimadzu Corp.	654,891	0.0
7,800	Shimano, Inc.	815,654	0.0
175,600	Shin-Etsu Chemical Co. Ltd.	5,454,339	0.3
78,700	Shionogi & Co. Ltd.	1,424,456	0.1
41,600 (1)	Shiseido Co. Ltd.	605,401	0.0
6,000	SMC Corp.	2,076,005	0.1
2,989,100	SoftBank Corp.	4,103,909	0.2
397,600	SoftBank Group Corp.	11,154,007	0.5
92,400	Sompo Holdings, Inc.	3,136,261	0.2
632,400 (2)	Sony Financial Group, Inc.	670,189	0.0
640,000	Sony Group Corp.	16,416,633	0.8
61,000	Subaru Corp.	1,313,405	0.1
113,500	Sumitomo Corp.	3,928,519	0.2
74,400	Sumitomo Electric Industries Ltd.	2,996,630	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
25,700 (1)	Sumitomo Metal Mining Co. Ltd.	$1,029,120	0.1
381,400	Sumitomo Mitsui Financial Group, Inc.	12,266,364	0.6
66,100	Sumitomo Mitsui Trust Holdings, Inc.	2,014,389	0.1
63,400	Sumitomo Realty & Development Co. Ltd.	1,591,717	0.1
14,500 (1)	Suntory Beverage & Food Ltd.	436,067	0.0
163,600	Suzuki Motor Corp.	2,446,715	0.1
52,400	Sysmex Corp.	514,578	0.0
48,100	T&D Holdings, Inc.	1,110,300	0.1
15,200	Taisei Corp.	1,440,518	0.1
165,600	Takeda Pharmaceutical Co. Ltd.	5,144,408	0.2
202,300	TDK Corp.	2,862,090	0.1
138,700	Terumo Corp.	2,016,029	0.1
22,100	TIS, Inc.	742,463	0.0
11,000	Toho Co. Ltd./Tokyo	560,393	0.0
191,200	Tokio Marine Holdings, Inc.	7,067,920	0.3
46,600	Tokyo Electron Ltd.	10,379,096	0.5
32,800	Tokyo Gas Co. Ltd.	1,300,338	0.1
30,200 (1)	Tokyo Metro Co. Ltd.	307,418	0.0
52,000	Tokyu Corp.	607,699	0.0
24,500	TOPPAN Holdings, Inc.	728,304	0.0
144,300	Toray Industries, Inc.	940,805	0.0
17,000 (1)	Toyota Industries Corp.	1,927,231	0.1
986,300	Toyota Motor Corp.	21,182,861	1.0
71,900	Toyota Tsusho Corp.	2,424,411	0.1
13,200 (1)(2)	Trend Micro, Inc./Japan	548,226	0.0
27,400	Tsuruha Holdings, Inc.	503,429	0.0
116,300	Unicharm Corp.	664,508	0.0
42,700	West Japan Railway Co.	850,804	0.0
95,400 (1)	Yamaha Motor Co. Ltd.	707,514	0.0
23,800	Yokogawa Electric Corp.	763,279	0.0
286,500	Z Holdings Corp.	762,362	0.0
10,000	Zensho Holdings Co. Ltd.	573,035	0.0
46,400	ZOZO, Inc.	382,653	0.0
		470,700,869	21.9

	Luxembourg: 0.2%
48,814	ArcelorMittal SA	2,241,513	0.1
22,125 (3)	CVC Capital Partners PLC	370,538	0.0
12,323	Eurofins Scientific SE	901,161	0.1
		3,513,212	0.2

	Macao: 0.1%
205,000	Galaxy Entertainment Group Ltd.	1,010,818	0.1
252,800	Sands China Ltd.	637,668	0.0
		1,648,486	0.1

	Mexico: 0.0%
23,007	Fresnillo PLC	1,025,889	0.0

	Netherlands: 4.5%
60,687 (3)	ABN AMRO Bank NV	2,120,334	0.1
2,625 (2)(3)	Adyen NV	4,233,004	0.2
17,800	Akzo Nobel NV	1,238,532	0.1

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
6,407 (2)	Argenx SE	$5,404,579	0.3
4,877	ASM International, N.V.	2,952,509	0.1
40,395	ASML Holding NV	43,526,376	2.0
16,322	ASR Nederland NV	1,161,322	0.1
7,600	BE Semiconductor Industries NV	1,188,153	0.1
7,926 (3)	Euronext NV	1,190,626	0.1
9,731	EXOR NV	826,591	0.0
13,489	Heineken Holding NV	987,756	0.1
29,972	Heineken NV	2,472,894	0.1
6,151 (1)	IMCD NV	558,279	0.0
314,453	ING Groep NV	8,838,708	0.4
17,782	JDE Peet's NV	665,009	0.0
93,345	Koninklijke Ahold Delhaize NV	3,827,784	0.2
404,722	Koninklijke KPN NV	1,891,149	0.1
80,169	Koninklijke Philips, N.V.	2,182,935	0.1
51,101 (2)	Magnum Ice Cream Co. NV	811,435	0.0
27,995	NN Group NV	2,159,661	0.1
11,294 (1)	Randstad NV	428,777	0.0
114,530 (1)	Universal Music Group NV	2,985,775	0.1
24,198	Wolters Kluwer NV	2,506,341	0.1
22,076 (1)(2)	Yandex NV - Class A	1,847,872	0.1
		96,006,401	4.5

	New Zealand: 0.2%
176,396	Auckland International Airport Ltd.	845,997	0.0
87,897	Contact Energy Ltd.	467,599	0.0
61,117	Fisher & Paykel Healthcare Corp. Ltd.	1,327,889	0.1
96,849	Infratil Ltd.	618,011	0.0
137,279	Meridian Energy Ltd.	443,384	0.0
17,219 (2)	Xero Ltd.	1,304,410	0.1
		5,007,290	0.2

	Norway: 0.5%
32,887	Aker BP ASA	836,848	0.0
92,265	DNB Bank ASA	2,570,575	0.1
79,826	Equinor ASA	1,882,443	0.1
20,814	Gjensidige Forsikring ASA	622,096	0.0
45,771	Kongsberg Gruppen ASA	1,172,895	0.1
48,434	Mowi ASA	1,165,076	0.1
144,131	Norsk Hydro ASA	1,112,572	0.1
72,953	Orkla ASA	812,386	0.0
7,045	Salmar ASA	430,577	0.0
64,082	Telenor ASA	932,037	0.0
		11,537,505	0.5

	Poland: 0.0%
26,018 (1)(2)	InPost SA	319,728	0.0

	Portugal: 0.2%
786,459	Banco Comercial Portugues SA - Class R	827,872	0.1
326,574	EDP - Energias de Portugal SA	1,504,129	0.1
43,423	Galp Energia SGPS SA	747,758	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Portugal (continued)
29,471	Jeronimo Martins SGPS SA	$701,301	0.0
		3,781,060	0.2

	Singapore: 1.7%
407,700	CapitaLand Ascendas REIT	896,358	0.0
633,435	CapitaLand Integrated Commercial Trust	1,175,684	0.1
243,700 (1)	CapitaLand Investment Ltd./Singapore	512,874	0.0
221,460	DBS Group Holdings Ltd.	9,700,979	0.4
246,834 (2)	Grab Holdings Ltd. -Class A	1,231,702	0.1
151,600	Keppel Corp. Ltd.	1,218,813	0.1
352,400	Oversea-Chinese Banking Corp. Ltd.	5,414,000	0.3
39,812 (2)	Sea Ltd., ADR	5,078,817	0.2
93,000	Sembcorp Industries Ltd.	434,739	0.0
162,900	Singapore Airlines Ltd.	808,793	0.0
89,200	Singapore Exchange Ltd.	1,174,223	0.1
162,500 (1)	Singapore Technologies Engineering Ltd.	1,061,791	0.0
773,400	Singapore Telecommunications Ltd.	2,736,288	0.1
70,464	STMicroelectronics NV	1,841,583	0.1
130,400	United Overseas Bank Ltd.	3,551,513	0.2
		36,838,157	1.7

	South Africa: 0.2%
116,470	Anglo American PLC	4,817,475	0.2

	South Korea: 0.0%
20,174 (2)(3)	Delivery Hero SE	531,786	0.0

	Spain: 3.7%
2,569 (1)	Acciona SA	559,115	0.0
18,377	ACS Actividades de Construccion y Servicios SA	1,824,197	0.1
78,053 (3)	Aena SME SA	2,180,866	0.1
46,884	Amadeus IT Group SA	3,469,929	0.2
599,787	Banco Bilbao Vizcaya Argentaria SA	14,069,319	0.7
522,816 (1)	Banco de Sabadell SA	2,060,337	0.1
1,549,121	Banco Santander SA	18,233,892	0.8
70,159	Bankinter SA	1,162,898	0.1
405,568	CaixaBank SA	4,958,519	0.2
51,466 (3)	Cellnex Telecom SA	1,657,289	0.1
32,814	EDP Renovaveis SA	463,408	0.0
33,055	Endesa SA	1,189,859	0.1
31,043 (1)	Grifols SA	388,027	0.0
660,552	Iberdrola SA	14,303,176	0.7
113,523	Industria de Diseno Textil SA	7,488,500	0.3
96,147	Mapfre SA	482,484	0.0
25,227	Naturgy Energy Group SA	768,120	0.0
42,233	Red Electrica Corp. SA	752,877	0.0
117,430 (1)	Repsol SA	2,191,056	0.1

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
383,562 (1)	Telefonica SA	$1,574,501	0.1
		79,778,369	3.7

	Sweden: 3.2%
27,051	AddTech AB - Class B	952,699	0.1
30,111	Alfa Laval AB	1,509,807	0.1
104,309	Assa Abloy AB - Class B	4,029,546	0.2
279,539	Atlas Copco AB - Class A	4,976,515	0.2
162,441	Atlas Copco AB - Class B	2,596,898	0.1
42,561 (1)	Beijer Ref AB	683,012	0.0
29,579 (2)	Boliden AB	1,638,567	0.1
68,584 (1)	Epiroc AB - Class A	1,546,012	0.1
40,585	Epiroc AB - Class B	816,513	0.0
51,395 (1)	EQT AB	2,007,799	0.1
62,739	Essity AB - Class B	1,803,832	0.1
13,831 (1)(3)	Evolution AB	939,146	0.1
74,723 (1)(2)	Fastighets AB Balder	551,554	0.0
51,362 (1)	H & M Hennes & Mauritz AB - Class B	1,029,494	0.1
216,069	Hexagon AB - Class B	2,545,013	0.1
6,936 (1)	Holmen AB - Class B	266,055	0.0
12,321	Industrivarden AB - Class A	551,960	0.0
16,245 (1)	Industrivarden AB - Class C	727,179	0.0
28,436	Indutrade AB	737,084	0.0
15,409	Investment AB Latour -Class B	374,358	0.0
189,609	Investor AB - Class B	6,756,830	0.3
7,909	L E Lundbergforetagen AB - Class B	436,667	0.0
24,260	Lifco AB - Class B	919,424	0.0
157,718 (1)	Nibe Industrier AB - Class B	602,859	0.0
33,335 (1)	Saab AB - Class B	1,934,104	0.1
22,874	Sagax AB - Class B	489,228	0.0
110,963	Sandvik AB	3,584,226	0.2
51,183 (1)	Securitas AB - Class B	813,969	0.0
157,553	Skandinaviska Enskilda Banken AB - Class A	3,321,799	0.2
35,417	Skanska AB - Class B	965,054	0.1
35,502 (1)	SKF AB - Class B	939,697	0.1
63,223 (1)	Svenska Cellulosa AB SCA - Class B	838,453	0.0
151,795	Svenska Handelsbanken AB - Class A	2,199,137	0.1
88,356	Swedbank AB - Class A	3,065,516	0.1
20,458 (2)	Swedish Orphan Biovitrum AB	734,178	0.0
56,975	Tele2 AB - Class B	954,707	0.1
291,255	Telefonaktiebolaget LM Ericsson - Class B	2,834,505	0.1
245,530 (1)	Telia Co. AB	1,049,387	0.1
21,108	Trelleborg AB - Class B	892,268	0.0
165,363 (1)	Volvo AB - Class B	5,262,618	0.3
		68,877,669	3.2

	Switzerland: 4.9%
163,111	ABB Ltd., Reg	12,024,143	0.6
3,135 (1)	Banque Cantonale Vaudoise	396,326	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
371 (1)	Barry Callebaut AG	$606,552	0.0
1,024	Belimo Holding AG	1,000,513	0.0
2,198	BKW AG	466,219	0.0
11	Chocoladefabriken Lindt & Spruengli AG	1,613,217	0.1
98	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,431,964	0.1
55,946	Cie Financiere Richemont SA	12,064,813	0.6
17,972	DSM-Firmenich AG	1,449,797	0.1
9,148	Dufry AG, Reg	539,548	0.0
730	EMS-Chemie Holding AG	503,577	0.0
16,093	Galderma Group AG	3,277,064	0.2
3,530	Geberit AG, Reg	2,741,479	0.1
961	Givaudan SA, Reg	3,801,956	0.2
8,273 (1)	Helvetia Holding AG	2,175,907	0.1
21,439	Julius Baer Group Ltd.	1,675,047	0.1
5,027	Kuehne + Nagel International AG	1,078,067	0.0
15,896	Logitech International SA	1,613,731	0.1
7,309	Lonza Group AG	4,927,873	0.2
2,362	Partners Group Holding AG	2,898,131	0.1
43,501	Sandoz Group AG	3,158,441	0.1
4,237	Schindler Holding AG	1,593,388	0.1
2,443	Schindler Holding AG (SCHN)	864,436	0.0
17,230	SGS SA	1,976,414	0.1
15,866	Sika AG, Reg	3,221,203	0.1
5,275	Sonova Holding AG, Reg	1,364,467	0.1
11,616	Straumann Holding AG	1,356,794	0.1
3,011 (1)	Swatch Group AG - Class BR	633,081	0.0
2,969	Swiss Life Holding AG	3,419,827	0.2
8,350	Swiss Prime Site AG	1,296,486	0.1
2,696	Swisscom AG, Reg	1,958,259	0.1
330,372	UBS Group AG	15,254,796	0.7
2,810 (3)	VAT Group AG	1,349,081	0.1
15,231	Zurich Insurance Group AG	11,525,339	0.5
		105,257,936	4.9

	United Kingdom: 11.2%
103,376	3i Group PLC	4,532,901	0.2
27,096	Admiral Group PLC	1,159,105	0.1
43,873	Ashtead Group PLC	2,991,215	0.1
33,525	Associated British Foods PLC	957,582	0.1
161,382	AstraZeneca PLC	29,865,138	1.4
90,040 (3)	Auto Trader Group PLC	710,355	0.0
318,149	Aviva PLC	2,925,345	0.1
312,726	BAE Systems PLC	7,197,380	0.3
1,453,119	Barclays PLC	9,301,568	0.4
141,503	Barratt Developments PLC	726,925	0.0
227,507	British American Tobacco PLC	12,897,474	0.6
622,395	BT Group PLC	1,541,942	0.1
33,804	Bunzl PLC	943,939	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
491,233	Centrica PLC	$1,120,037	0.1
279,000	CK Hutchison Holdings Ltd.	1,896,771	0.1
21,627	Coca-Cola European Partners PLC - USD	1,961,569	0.1
176,652	Compass Group PLC	5,597,207	0.3
8,876	DCC PLC	552,961	0.0
231,701	Diageo PLC	4,992,655	0.2
63,235	Entain PLC	650,006	0.0
39,510	Halma PLC	1,875,330	0.1
17,319	Hikma Pharmaceuticals PLC	361,047	0.0
1,791,534	HSBC Holdings PLC	28,191,371	1.3
79,648	Imperial Brands PLC	3,344,422	0.2
134,698	Informa PLC	1,598,216	0.1
15,067	InterContinental Hotels Group PLC	2,117,340	0.1
122,990	International Consolidated Airlines Group SA - Class DI	682,890	0.0
16,069	Intertek Group PLC	996,541	0.1
178,887 (1)	J Sainsbury PLC	783,672	0.0
250,067	JD Sports Fashion PLC	283,447	0.0
180,973	Kingfisher PLC	761,813	0.0
73,654	Land Securities Group PLC	615,861	0.0
592,936	Legal & General Group PLC	2,086,887	0.1
6,161,247	Lloyds Banking Group PLC	8,149,536	0.4
48,623	London Stock Exchange Group PLC	5,848,767	0.3
237,773	M&G PLC	915,378	0.0
214,079	Marks & Spencer Group PLC	952,656	0.0
131,323	Melrose Industries PLC	1,035,733	0.1
516,340	National Grid PLC	7,919,843	0.4
836,220	NatWest Group PLC	7,335,531	0.3
12,105	Next PLC	2,228,524	0.1
59,994	Pearson PLC	848,254	0.0
73,126	Phoenix Group Holdings PLC	723,933	0.0
70,260	Reckitt Benckiser Group PLC	5,685,372	0.3
189,943	RELX PLC	7,652,171	0.4
262,886	Rentokil Initial PLC	1,568,501	0.1
875,895	Rolls-Royce Holdings PLC	13,546,291	0.6
100,263	Sage Group PLC	1,458,269	0.1
75,432	Schroders PLC	412,345	0.0
133,816	Segro PLC	1,296,422	0.1
28,197	Severn Trent PLC	1,058,823	0.1
83,896	Smith & Nephew PLC	1,395,265	0.1
33,967	Smiths Group PLC	1,074,381	0.1
7,661	Spirax-Sarco Engineering PLC	700,190	0.0
125,495	SSE PLC	3,679,238	0.2
202,530	Standard Chartered PLC	4,941,803	0.2
676,477	Tesco PLC	4,022,878	0.2
226,425	Unilever PLC	14,793,918	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
70,964	United Utilities Group PLC	$1,140,134	0.1
1,993,084	Vodafone Group PLC	2,656,790	0.1
18,003	Whitbread PLC	617,054	0.0
69,337 (2)	Wise PLC - Class A	830,656	0.0
		240,709,568	11.2

	United States: 9.4%
137,606	Aegon Ltd.	1,070,065	0.1
52,004	Alcon, Inc.	4,114,978	0.2
305	AP Moller - Maersk A/S -Class A	699,595	0.0
411 (1)	AP Moller - Maersk A/S -Class B	943,061	0.1
1,637,364	BP PLC	9,549,012	0.5
8,019	Buzzi Unicem SpA	484,757	0.0
5,253 (2)	CyberArk Software Ltd.	2,343,153	0.1
95,491	Experian PLC	4,305,347	0.2
53,454	Ferrovial SE	3,463,318	0.2
423,015	GSK PLC	10,371,112	0.5
926,891	Haleon PLC	4,683,916	0.2
53,095	Holcim AG	5,168,815	0.2
4,491 (2)	Monday.com Ltd.	662,692	0.0
268,139	Nestle SA	26,615,242	1.2
197,856	Novartis AG, Reg	27,263,764	1.3
22,563	QIAGEN NV	1,026,095	0.1
73,116	Roche Holding AG	30,194,735	1.4
3,331	Roche Holding AG -Class BR	1,406,635	0.1
114,969	Sanofi	11,123,839	0.5
57,058	Schneider Electric SE	15,609,639	0.7
602,813	Shell PLC	22,214,934	1.0
16,273 (2)	Spotify Technology SA	9,449,894	0.4
209,842	Stellantis NV (STLAM)	2,297,915	0.1
31,092	Swiss Re AG	5,179,606	0.3
39,047	Tenaris SA	753,445	0.0
		200,995,564	9.4
	Total Common Stock
	(Cost $1,575,914,639)	2,116,562,572	98.5

PREFERRED STOCK: 0.3%
	Germany: 0.3%
11,851 (1)(3)	Dr Ing hc F Porsche AG	631,211	0.0
27,502	Henkel AG & Co. KGaA	2,184,493	0.1
15,936	Porsche Automobil Holding SE	743,500	0.0
2,727	Sartorius AG	785,278	0.1
21,460	Volkswagen AG	2,618,949	0.1
		6,963,431	0.3
	Total Preferred Stock
	(Cost $7,816,662)	6,963,431	0.3
	Total Long-Term Investments
	(Cost $1,583,731,301)	2,123,526,003	98.8

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.3%
	Certificates of Deposits: 0.7%
900,000 (4)	Bank of America N.A., 4.540%, 02/09/2026	$900,318	0.0
900,000 (4)	BNP Paribas S.A., 4.234%, 02/26/2026	900,403	0.0
1,000,000 (4)	Canadian Imperial Bank of Commerce, 4.275%, 02/04/2026	1,000,220	0.1
900,000 (4)	Credit Agricole Corporate and Investment Bank, 4.276%, 04/14/2026	900,743	0.1
900,000 (4)	Credit Industriel et Commercial S.A., 3.980%, 06/09/2026	900,172	0.0
900,000 (4)	DZ Bank AG, 4.161%, 02/13/2026	900,112	0.0
950,000 (4)	Landesbank Baden-Wurttemberg, 4.199%, 05/18/2026	951,022	0.1
900,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.390%, 01/21/2026	900,327	0.0
900,000 (4)	Mitsubishi UFJ Trust & Banking Corp., 4.463%, 03/11/2026	900,375	0.0
900,000 (4)(5)	Mizuho Bank Ltd., 3.990%, (SOFRRATE + 0.250%), 01/27/2026	900,110	0.0
550,000 (4)	Natixis S.A., 4.188%, 05/04/2026	550,071	0.0
900,000 (4)	Oversea Chinese Banking Corp. Ltd., 4.202%, 05/22/2026	901,006	0.1
950,000 (4)	Societe Generale S.A., 4.030%, 02/17/2026	950,520	0.1
950,000 (4)(5)	Standard Chartered Bank, 4.070%, (SOFRRATE + 0.380%), 01/22/2026	950,173	0.1
500,000 (4)(5)	Sumitomo Mitsui Banking Corp., 3.924%, (SOFRRATE + 0.230%), 04/13/2026	500,117	0.0
550,000 (4)	Svenska Handelsbanken AB, 4.226%, 05/26/2026	550,635	0.0
950,000 (4)	Swedbank AB, 3.910%, 02/20/2026	950,136	0.1
900,000 (4)	Toronto-Dominion Bank, 4.157%, 02/19/2026	900,174	0.0
	Total Certificates of Deposits
	(Cost $15,406,634)	15,406,634	0.7

	Commercial Paper: 0.5%
900,000 (4)	ANZ Banking Group Ltd., 4.460%, 04/20/2026	900,101	0.0
900,000 (4)	Bank of Nova Scotia, 4.330%, 03/03/2026	900,154	0.0
900,000 (4)	Commonwealth Bank of Australia, 4.530%, 02/25/2026	900,124	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (4)	HSBC Bank PLC, 4.000%, 06/17/2026	$951,192	0.1
500,000 (4)	LLoyds Bank PLC, 4.540%, 02/06/2026	500,057	0.0
950,000 (4)	Macquarie Bank Ltd., 3.920%, 04/07/2026	950,192	0.1
900,000 (4)	National Australia Bank Ltd., 4.480%, 01/20/2026	900,064	0.0
900,000 (4)	National Bank of Canada, 4.650%, 02/04/2026	900,186	0.1
900,000 (4)	Royal Bank of Canada, 4.320%, 03/10/2026	900,003	0.0
950,000 (4)	Sumitomo Mitsui Trust Bank Ltd., 3.850%, 03/30/2026	941,052	0.1
900,000 (4)	TotalEnergies Capital S.A., 4.380%, 01/20/2026	898,134	0.0
550,000 (4)	United Overseas Bank Ltd., 4.010%, 01/14/2026	550,009	0.0
950,000 (4)	Westpac Banking Corp., 3.820%, 01/02/2026	950,011	0.1
	Total Commercial Paper
	(Cost $11,141,279)	11,141,279	0.5

	Repurchase Agreements: 2.2%
17,389,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $17,392,754, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $17,741,696, due 01/31/26-11/15/55)	17,389,000	0.8
2,101,312 (4)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.880%, due 01/02/2026 (Repurchase Amount $2,101,759, collateralized by various U.S. Government Agency Obligations, 0.000%-4.180%, Market Value plus accrued interest $2,143,358, due 03/06/26-12/24/30)	2,101,312	0.1

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,422,540 (4)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.860%, due 01/02/2026 (Repurchase Amount $2,423,052, collateralized by various U.S. Government Securities, 1.625%-4.000%, Market Value plus accrued interest $2,470,991, due 01/15/27-04/15/30)	$2,422,540	0.1
9,515,504 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2025, 3.920%, due 01/02/2026 (Repurchase Amount $9,517,548, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $9,705,815, due 04/09/26-01/01/56)	9,515,504	0.5
11,117,706 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.910%, due 01/02/2026 (Repurchase Amount $11,120,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,342,523, due 01/29/26-12/01/55)	11,117,706	0.5
4,416,232 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $4,417,161, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $4,504,557, due 04/30/26-11/15/34)	4,416,232	0.2
	Total Repurchase Agreements
	(Cost $46,962,294)	46,962,294	2.2

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
18,505,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $18,505,000)	$18,505,000	0.9

	Total Short-Term Investments
	(Cost $92,015,207)	$92,015,207	4.3

	Total Investments in Securities
	(Cost $1,675,746,508)	$2,215,541,210	103.1
	Liabilities in Excess of Other Assets	(65,659,598)	(3.1)
	Net Assets	$2,149,881,612	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

Percentage
Sector Diversification	of Net Assets
Financials	25.0%
Industrials	19.0
Health Care	11.2
Consumer Discretionary	9.7
Information Technology	8.3
Consumer Staples	7.3
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$149,274,914	$—	$149,274,914
Austria	—	5,819,751	—	5,819,751
Belgium	—	18,193,979	—	18,193,979
Brazil	—	705,127	—	705,127
Chile	—	1,802,653	—	1,802,653
China	—	12,400,529	—	12,400,529
Denmark	—	38,955,481	—	38,955,481
Finland	—	24,720,473	—	24,720,473
France	—	193,731,327	—	193,731,327
Germany	—	197,746,065	—	197,746,065
Hong Kong	2,794,512	36,395,535	—	39,190,047
Indonesia	1,153,021	—	—	1,153,021
Ireland	2,639,721	7,196,465	—	9,836,186
Israel	5,985,346	14,206,672	—	20,192,018
Italy	—	70,443,814	—	70,443,814
Ivory Coast	—	1,050,223	—	1,050,223
Japan	3,557,966	467,142,903	—	470,700,869
Luxembourg	—	3,513,212	—	3,513,212
Macao	—	1,648,486	—	1,648,486
Mexico	—	1,025,889	—	1,025,889
Netherlands	2,659,307	93,347,094	—	96,006,401
New Zealand	845,997	4,161,293	—	5,007,290
Norway	—	11,537,505	—	11,537,505
Poland	—	319,728	—	319,728
Portugal	—	3,781,060	—	3,781,060
Singapore	6,310,519	30,527,638	—	36,838,157
South Africa	—	4,817,475	—	4,817,475
South Korea	—	531,786	—	531,786
Spain	1,189,859	78,588,510	—	79,778,369
Sweden	—	68,877,669	—	68,877,669
Switzerland	1,976,414	103,281,522	—	105,257,936
United Kingdom	2,745,241	237,964,327	—	240,709,568
United States	12,455,739	188,539,825	—	200,995,564
Total Common Stock	44,313,642	2,072,248,930	—	2,116,562,572
Preferred Stock	—	6,963,431	—	6,963,431
Short-Term Investments	18,505,000	73,510,207	—	92,015,207
Total Investments, at fair value	$62,818,642	$2,152,722,568	$—	$2,215,541,210
Other Financial Instruments+
Futures	164,142	—	—	164,142
Total Assets	$62,982,784	$2,152,722,568	$—	$2,215,705,352

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	190	03/20/26	$27,569,950	$164,142
			$27,569,950	$164,142

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$164,142
Total Asset Derivatives		$164,142

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,507,762
Total	$8,507,762

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,344,926
Total	$1,344,926

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,705,177,027.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$580,516,929
Gross Unrealized Depreciation	(68,951,690)
Net Unrealized Appreciation	$511,565,239

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.9%
	Communication Services: 4.1%
5,526 (1)	AST SpaceMobile, Inc.	$401,353	0.1
2,099 (1)	Charter Communications, Inc. - Class A	438,166	0.2
6,314	Electronic Arts, Inc.	1,290,140	0.4
5,182	Fox Corp. - Class A	378,649	0.1
3,738	Fox Corp. - Class B	242,708	0.1
6,115 (1)	Frontier Communications Parent, Inc.	232,798	0.1
83 (1)	GCI Liberty, Inc. - Class A	3,060	0.0
1,070 (1)	GCI Liberty, Inc. - Class C	39,815	0.0
1,684 (1)	IAC, Inc.	65,844	0.0
2,333	Iridium Communications, Inc.	40,548	0.0
415 (1)	Liberty Broadband Corp. - Class A	20,036	0.0
2,852 (1)	Liberty Broadband Corp. - Class C	138,607	0.1
4,194 (1)	Liberty Global Ltd. - Class A	46,721	0.0
3,364 (1)	Liberty Global Ltd. - Class C	37,139	0.0
494 (1)	Liberty Live Holdings, Inc. - Class A	40,261	0.0
1,147 (1)	Liberty Live Holdings, Inc. - Class C	95,384	0.0
569 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	50,857	0.0
5,266 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	518,754	0.2
3,973 (1)	Live Nation Entertainment, Inc.	566,152	0.2
404 (1)	Madison Square Garden Sports Corp.	104,495	0.0
6,022	Match Group, Inc.	194,450	0.1
2,504	Millicom International Cellular SA	138,822	0.1
4,022	New York Times Co. - Class A	279,207	0.1
9,489	News Corp. - Class A	247,853	0.1
3,158	News Corp. - Class B	93,572	0.0
707	Nexstar Media Group, Inc.	143,556	0.1
1,193 (1)	NIQ Global Intelligence PLC	19,673	0.0
8,039	Omnicom Group, Inc.	649,149	0.2
14,831 (1)	Pinterest, Inc. - Class A	383,975	0.1
3,118 (1)	Reddit, Inc. - Class A	716,735	0.2
15,573 (1)	ROBLOX Corp. - Class A	1,261,880	0.4
3,236 (1)	Roku, Inc.	351,074	0.1
4,757	Sirius XM Holdings, Inc.	95,116	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
4,574 (1)	Take-Two Interactive Software, Inc.	$1,171,081	0.4
1,726	TKO Group Holdings, Inc.	360,734	0.1
11,204 (1)	Trade Desk, Inc. - Class A	425,304	0.1
4,020 (1)	Trump Media & Technology Group Corp.	53,225	0.0
58,479 (1)	Warner Bros Discovery, Inc.	1,685,365	0.5
6,660 (1)	ZoomInfo Technologies, Inc.	67,732	0.0
		13,089,990	4.1

	Consumer Discretionary: 11.3%
12,794	ADT, Inc.	103,248	0.0
3,739 (1)	Amer Sports, Inc.	139,652	0.0
5,454 (1)	Aptiv PLC	414,995	0.1
6,539	Aramark	241,028	0.1
667 (1)	AutoNation, Inc.	137,722	0.0
5,174	Bath & Body Works, Inc.	103,894	0.0
4,853	Best Buy Co., Inc.	324,811	0.1
1,337 (1)	Birkenstock Holding PLC	54,683	0.0
5,328	BorgWarner, Inc.	240,080	0.1
1,381	Boyd Gaming Corp.	117,716	0.0
1,425 (1)	Bright Horizons Family Solutions, Inc.	144,495	0.0
1,642	Brunswick Corp.	121,902	0.0
1,578 (1)	Burlington Stores, Inc.	455,805	0.1
5,086 (1)	Caesars Entertainment, Inc.	118,962	0.0
3,681 (1)	CarMax, Inc.	142,234	0.0
27,138 (1)	Carnival Corp.	828,794	0.3
3,394 (1)	Carvana Co.	1,432,336	0.5
2,501 (1)(2)	Cava Group, Inc.	146,784	0.0
5,484 (1)	Chewy, Inc. - Class A	181,246	0.1
678 (2)	Choice Hotels International, Inc.	64,586	0.0
1,659	Churchill Downs, Inc.	188,761	0.1
652	Columbia Sportswear Co.	35,919	0.0
32,849 (1)	Coupang, Inc.	774,908	0.2
1,264 (1)	Crocs, Inc.	108,097	0.0
6,604	D.R. Horton, Inc.	951,174	0.3
2,933	Darden Restaurants, Inc.	539,731	0.2
3,643 (1)	Deckers Outdoor Corp.	377,670	0.1
1,589	Dick's Sporting Goods, Inc.	314,574	0.1
74 (2)	Dillard's, Inc. - Class A	44,869	0.0
787	Domino's Pizza, Inc.	328,037	0.1
12,067 (1)	DraftKings, Inc. - Class A	415,829	0.1
954 (1)	Duolingo, Inc.	167,427	0.1
2,939 (1)	Dutch Bros, Inc. - Class A	179,926	0.1
11,342	eBay, Inc.	987,888	0.3

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,459 (1)	Etsy, Inc.	$136,327	0.0
2,942	Expedia Group, Inc.	833,498	0.3
1,352 (1)	Five Below, Inc.	254,663	0.1
2,668 (1)	Floor & Decor Holdings, Inc. - Class A	162,454	0.1
3,965 (1)	Flutter Entertainment PLC - Class DI	852,634	0.3
98,018	Ford Motor Co.	1,285,996	0.4
10,270 (1)	GameStop Corp. - Class A	206,222	0.1
5,691	Gap, Inc.	145,690	0.0
4,092	Garmin Ltd.	830,062	0.3
5,509	Gentex Corp.	128,194	0.0
3,482	Genuine Parts Co.	428,147	0.1
690 (1)	Grand Canyon Education, Inc.	114,754	0.0
3,180	H&R Block, Inc.	138,584	0.0
2,744 (2)	Harley-Davidson, Inc.	56,225	0.0
3,313	Hasbro, Inc.	271,666	0.1
5,727	Hilton Worldwide Holdings, Inc.	1,645,081	0.5
1,020 (2)	Hyatt Hotels Corp. - Class A	163,526	0.1
7,695	Las Vegas Sands Corp.	500,868	0.2
1,298	Lear Corp.	148,751	0.1
5,151	Lennar Corp. - Class A	529,523	0.2
239	Lennar Corp. - Class B	22,734	0.0
598	Lithia Motors, Inc.	198,733	0.1
6,437	LKQ Corp.	194,397	0.1
3,114 (1)(2)	Lucid Group, Inc.	32,915	0.0
2,607 (1)	Lululemon Athletica, Inc.	541,761	0.2
6,705	Macy's, Inc.	147,845	0.0
7,760 (1)	Mattel, Inc.	153,958	0.1
5,135 (1)	MGM Resorts International	187,376	0.1
1,273 (1)	Mohawk Industries, Inc.	139,139	0.0
427	Murphy USA, Inc.	172,303	0.1
10,448	Newell Brands, Inc.	38,867	0.0
11,272 (1)	Norwegian Cruise Line Holdings Ltd.	251,591	0.1
69 (1)	NVR, Inc.	503,201	0.2
1,534 (1)	Ollie's Bargain Outlet Holdings, Inc.	168,142	0.1
5,602 (1)	On Holding AG - Class A	260,381	0.1
3,625 (1)	Penn Entertainment, Inc.	53,469	0.0
459	Penske Automotive Group, Inc.	72,655	0.0
2,103 (1)	Planet Fitness, Inc. - Class A	228,112	0.1
828	Pool Corp.	189,405	0.1
4,877	PulteGroup, Inc.	571,877	0.2
1,195	PVH Corp.	80,089	0.0
11,286 (1)	QuantumScape Corp.	117,600	0.0
953	Ralph Lauren Corp.	336,990	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
8,124	Restaurant Brands International, Inc.	$554,301	0.2
383 (1)	RH	68,614	0.0
19,743 (1)	Rivian Automotive, Inc. - Class A	389,135	0.1
8,000	Ross Stores, Inc.	1,441,120	0.5
6,361	Royal Caribbean Cruises Ltd.	1,774,210	0.6
3,424	Service Corp. International	266,969	0.1
2,091 (1)	SharkNinja, Inc.	233,983	0.1
5,192	Tapestry, Inc.	663,382	0.2
5,076	Tempur Sealy International, Inc.	453,185	0.1
1,662	Texas Roadhouse, Inc.	275,892	0.1
1,264	Thor Industries, Inc.	129,775	0.0
2,407	Toll Brothers, Inc.	325,475	0.1
704 (1)	TopBuild Corp.	293,702	0.1
13,348	Tractor Supply Co.	667,533	0.2
1,539	Travel + Leisure Co.	108,546	0.0
1,134 (1)	Ulta Beauty, Inc.	686,081	0.2
4,733 (1)(2)	Under Armour, Inc. - Class A	23,523	0.0
4,620 (1)	Under Armour, Inc. - Class C	22,176	0.0
865	Vail Resorts, Inc.	114,872	0.0
3,185 (1)	Valvoline, Inc.	92,556	0.0
8,801	VF Corp.	159,122	0.1
4,376 (1)	Viking Holdings Ltd.	312,490	0.1
2,459 (1)	Wayfair, Inc. - Class A	246,908	0.1
4,012	Wendy's Co.	33,420	0.0
1,345 (2)	Whirlpool Corp.	97,028	0.0
2,973	Williams-Sonoma, Inc.	530,948	0.2
696	Wingstop, Inc.	165,989	0.1
1,858	Wyndham Hotels & Resorts, Inc.	140,390	0.0
1,915	Wynn Resorts Ltd.	230,432	0.1
2,032 (1)	YETI Holdings, Inc.	89,753	0.0
6,999	Yum! Brands, Inc.	1,058,809	0.3
		36,076,507	11.3

	Consumer Staples: 4.5%
9,921	Albertsons Cos., Inc. - Class A	170,344	0.0
12,001	Archer-Daniels-Midland Co.	689,937	0.2
3,149 (1)	BellRing Brands, Inc.	84,173	0.0
3,282 (1)	BJ's Wholesale Club Holdings, Inc.	295,478	0.1
194 (1)	Boston Beer Co., Inc. - Class A	37,855	0.0
1,093	Brown-Forman Corp. - Class A	28,757	0.0
3,702	Brown-Forman Corp. - Class B	96,474	0.0
3,382	Bunge Global SA	301,269	0.1
4,859 (2)	Campbell Soup Co.	135,420	0.0
929	Casey's General Stores, Inc.	513,468	0.2
4,120 (1)	Celsius Holdings, Inc.	188,449	0.1

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
6,034	Church & Dwight Co., Inc.	$505,951	0.2
3,059	Clorox Co.	308,439	0.1
1,422	Coca-Cola Consolidated, Inc.	217,993	0.1
11,928	Conagra Brands, Inc.	206,474	0.1
3,567	Constellation Brands, Inc. - Class A	492,103	0.2
8,653 (1)	Coty, Inc. - Class A	26,651	0.0
3,920 (1)	Darling Ingredients, Inc.	141,120	0.0
5,515	Dollar General Corp.	732,227	0.2
4,837 (1)	Dollar Tree, Inc.	594,999	0.2
1,372 (1)	e.l.f. Beauty, Inc.	104,327	0.0
6,153	Estee Lauder Cos., Inc. - Class A	644,342	0.2
4,679	Flowers Foods, Inc.	50,908	0.0
1,193 (1)	Freshpet, Inc.	72,689	0.0
13,393	General Mills, Inc.	622,774	0.2
3,658	Hershey Co.	665,683	0.2
7,250	Hormel Foods Corp.	171,825	0.1
1,601	Ingredion, Inc.	176,526	0.1
2,602	JM Smucker Co.	254,502	0.1
47,712	Kenvue, Inc.	823,032	0.3
21,437	Kraft Heinz Co.	519,847	0.2
15,226	Kroger Co.	951,320	0.3
3,371	Lamb Weston Holdings, Inc.	141,211	0.0
4,319 (1)	Maplebear, Inc.	194,269	0.1
6,357	McCormick & Co., Inc.	432,975	0.1
4,103	Molson Coors Beverage Co. - Class B	191,528	0.1
3,831 (1)	Performance Food Group Co.	344,484	0.1
1,037	Pilgrim's Pride Corp.	40,433	0.0
1,218 (1)	Post Holdings, Inc.	120,643	0.0
6,435	Primo Brands Corp. - Class A	105,212	0.0
1,366	Reynolds Consumer Products, Inc.	31,309	0.0
6	Seaboard Corp.	26,669	0.0
1,132	Smithfield Foods, Inc.	25,278	0.0
2,453 (1)	Sprouts Farmers Market, Inc.	195,431	0.1
12,034	Sysco Corp.	886,785	0.3
7,025	Tyson Foods, Inc. - Class A	411,805	0.1
5,632 (1)	US Foods Holding Corp.	424,202	0.1
		14,397,590	4.5

	Energy: 5.4%
8,382	Antero Midstream Corp.	149,116	0.0
7,261 (1)	Antero Resources Corp.	250,214	0.1
8,808	APA Corp.	215,444	0.1
24,900	Baker Hughes Co.	1,133,946	0.4
5,350	Cheniere Energy, Inc.	1,039,986	0.3
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
5,709	Chesapeake Energy Corp.	$630,045	0.2
1,437	Chord Energy Corp.	133,210	0.0
2,313	Civitas Resources, Inc.	62,659	0.0
18,941	Coterra Energy, Inc.	498,527	0.2
15,406	Devon Energy Corp.	564,322	0.2
4,713	Diamondback Energy, Inc.	708,505	0.2
2,543	DT Midstream, Inc.	304,346	0.1
15,604	EQT Corp.	836,374	0.3
21,072	Halliburton Co.	595,495	0.2
3,916	HF Sinclair Corp.	180,449	0.1
48,826	Kinder Morgan, Inc.	1,342,227	0.4
7,636	Marathon Petroleum Corp.	1,241,843	0.4
2,927	Matador Resources Co.	124,222	0.0
9,106	NOV, Inc.	142,327	0.0
17,708	Occidental Petroleum Corp.	728,153	0.2
15,690	ONEOK, Inc.	1,153,215	0.4
6,425	Ovintiv, Inc.	251,796	0.1
17,855	Permian Resources Corp.	250,506	0.1
10,118	Phillips 66	1,305,627	0.4
5,917	Range Resources Corp.	208,633	0.1
5,333	Targa Resources Corp.	983,939	0.3
10,063	TechnipFMC PLC	448,407	0.1
1,449	Texas Pacific Land Corp.	416,182	0.1
7,632	Valero Energy Corp.	1,242,413	0.4
4,229	Viper Energy, Inc. - Class A	163,366	0.0
1,767	Weatherford International PLC	138,285	0.0
		17,443,779	5.4

	Financials: 15.1%
692	Affiliated Managers Group, Inc.	199,490	0.1
6,901 (1)	Affirm Holdings, Inc.	513,641	0.2
26,890 (2)	AGNC Investment Corp.	288,261	0.1
6,626	Allstate Corp.	1,379,202	0.4
6,928	Ally Financial, Inc.	313,769	0.1
1,657	American Financial Group, Inc.	226,479	0.1
2,334	Ameriprise Financial, Inc.	1,144,454	0.4
17,160	Annaly Capital Management, Inc.	383,698	0.1
8,956 (1)	Arch Capital Group Ltd.	859,059	0.3
4,724	Ares Management Corp. - Class A	763,540	0.2
1,270	Assurant, Inc.	305,879	0.1
1,115	Assured Guaranty Ltd.	100,205	0.0
1,865	Axis Capital Holdings Ltd.	199,723	0.1

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
17,519	Bank of New York Mellon Corp.	$2,033,781	0.6
2,675	Bank OZK	123,103	0.0
13,429 (1)	Block, Inc.	874,094	0.3
15,939	Blue Owl Capital, Inc.	238,129	0.1
554	BOK Financial Corp.	65,627	0.0
1,432 (1)	Brighthouse Financial, Inc.	92,779	0.0
7,251	Brown & Brown, Inc.	577,905	0.2
830 (1)	Bullish	31,432	0.0
6,566	Carlyle Group, Inc.	388,116	0.1
2,630	Cboe Global Markets, Inc.	660,130	0.2
3,868	Cincinnati Financial Corp.	631,722	0.2
10,777	Citizens Financial Group, Inc.	629,485	0.2
531	CNA Financial Corp.	25,350	0.0
5,595 (1)	Coinbase Global, Inc. - Class A	1,265,253	0.4
7,417	Columbia Banking System, Inc.	207,305	0.1
3,200	Comerica, Inc.	278,176	0.1
3,243	Commerce Bancshares, Inc.	169,739	0.1
6,614	Corebridge Financial, Inc.	199,544	0.1
1,706 (1)	Corpay, Inc.	513,387	0.2
110 (1)(2)	Credit Acceptance Corp.	48,781	0.0
1,490	Cullen/Frost Bankers, Inc.	188,679	0.1
3,432	East West Bancorp, Inc.	385,722	0.1
7,549	Equitable Holdings, Inc.	359,710	0.1
979 (1)	Euronet Worldwide, Inc.	74,512	0.0
924	Evercore, Inc. - Class A	314,391	0.1
1,041	Everest Re Group Ltd.	353,263	0.1
8,897	F.N.B. Corp.	152,139	0.0
940	FactSet Research Systems, Inc.	272,779	0.1
6,458	Fidelity National Financial, Inc.	352,542	0.1
13,221	Fidelity National Information Services, Inc.	878,668	0.3
16,719	Fifth Third Bancorp	782,616	0.2
872 (1)(2)	Figure Technology Solutions, Inc. - Class A	35,612	0.0
2,438	First American Financial Corp.	149,791	0.0
227	First Citizens BancShares, Inc. - Class A	487,183	0.2
3,094	First Hawaiian, Inc.	78,278	0.0
12,622	First Horizon Corp.	301,666	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,626	Franklin Resources, Inc.	$182,185	0.1
442 (1)(2)	Freedom Holding Corp.	53,783	0.0
6,049	Global Payments, Inc.	468,193	0.1
1,998	Globe Life, Inc.	279,440	0.1
1,016	Hamilton Lane, Inc. - Class A	136,459	0.0
888	Hanover Insurance Group, Inc.	162,300	0.1
7,053	Hartford Financial Services Group, Inc.	971,903	0.3
1,356	Houlihan Lokey, Inc.	236,202	0.1
38,879	Huntington Bancshares, Inc.	674,551	0.2
9,121	Invesco Ltd.	239,609	0.1
1,823	Jack Henry & Associates, Inc.	332,661	0.1
3,114	Janus Henderson Group PLC	148,133	0.0
3,838	Jefferies Financial Group, Inc.	237,841	0.1
1,564	Kemper Corp.	63,405	0.0
23,742	KeyCorp	490,035	0.2
554	Kinsale Capital Group, Inc.	216,680	0.1
2,306	Lazard, Inc.	111,979	0.0
4,268	Lincoln National Corp.	190,054	0.1
4,230	Loews Corp.	445,461	0.1
2,001	LPL Financial Holdings, Inc.	714,697	0.2
3,859	M&T Bank Corp.	777,511	0.2
313 (1)	Markel Corp.	672,840	0.2
914	MarketAxess Holdings, Inc.	165,662	0.1
5,519	MGIC Investment Corp.	161,265	0.1
568	Morningstar, Inc.	123,432	0.0
1,828	MSCI, Inc.	1,048,778	0.3
11,369	Nasdaq, Inc.	1,104,271	0.3
4,720	Northern Trust Corp.	644,705	0.2
5,728	Old Republic International Corp.	261,426	0.1
2,985	OneMain Holdings, Inc.	201,637	0.1
1,913	Pinnacle Financial Partners, Inc.	182,519	0.1
1,648	Popular, Inc.	205,209	0.1
810	Primerica, Inc.	209,272	0.1
5,464	Principal Financial Group, Inc.	481,979	0.2
2,292	Prosperity Bancshares, Inc.	158,400	0.0
8,793	Prudential Financial, Inc.	992,554	0.3
4,477	Raymond James Financial, Inc.	718,961	0.2
22,205	Regions Financial Corp.	601,755	0.2

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,656	Reinsurance Group of America, Inc.	$336,930	0.1
1,137	RenaissanceRe Holdings Ltd.	319,679	0.1
13,881	Rithm Capital Corp.	151,303	0.0
2,050	RLI Corp.	131,159	0.0
18,582 (1)	Robinhood Markets, Inc. - Class A	2,101,624	0.7
23,638	Rocket Cos., Inc. - Class A	457,632	0.1
2,670	Ryan Specialty Holdings, Inc.	137,852	0.0
2,569	SEI Investments Co.	210,709	0.1
1,662 (1)(2)	Shift4 Payments, Inc. - Class A	104,656	0.0
5,081	SLM Corp.	137,492	0.0
30,445 (1)	SoFi Technologies, Inc.	797,050	0.2
2,514	Southstate Bank Corp.	236,593	0.1
8,665	Starwood Property Trust, Inc.	156,057	0.0
6,997	State Street Corp.	902,683	0.3
2,482	Stifel Financial Corp.	310,796	0.1
9,038	Synchrony Financial	754,040	0.2
3,475	Synovus Financial Corp.	173,924	0.1
5,430	T. Rowe Price Group, Inc.	555,923	0.2
1,313	TFS Financial Corp.	17,568	0.0
11,629 (1)	Toast, Inc. - Class A	412,946	0.1
3,315	TPG, Inc.	211,630	0.1
2,927	Tradeweb Markets, Inc. - Class A	314,770	0.1
4,244	Unum Group	328,910	0.1
4,290	UWM Holdings Corp.	18,790	0.0
1,990	Virtu Financial, Inc. - Class A	66,307	0.0
2,410 (3)	Voya Financial, Inc.	179,521	0.1
7,286	W.R. Berkley Corp.	510,894	0.2
4,114	Webster Financial Corp.	258,935	0.1
2,704	Western Alliance Bancorp	227,325	0.1
7,971	Western Union Co.	74,210	0.0
851 (1)	WEX, Inc.	126,782	0.0
62	White Mountains Insurance Group Ltd.	128,838	0.0
2,403	Willis Towers Watson PLC	789,626	0.2
1,654	Wintrust Financial Corp.	231,262	0.1
9,931	XP, Inc. - Class A	162,570	0.1
3,635	Zions Bancorp NA	212,793	0.1
		48,216,315	15.1

	Health Care: 9.8%
2,281 (1)	Acadia Healthcare Co., Inc.	32,367	0.0
7,154	Agilent Technologies, Inc.	973,445	0.3
1,718 (1)	Align Technology, Inc.	268,266	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,183 (1)	Alnylam Pharmaceuticals, Inc.	$1,265,720	0.4
4,597	AmerisourceBergen Corp.	1,552,637	0.5
2,702 (1)	Apellis Pharmaceuticals, Inc.	67,874	0.0
16,558 (1)	Avantor, Inc.	189,755	0.1
12,839	Baxter International, Inc.	245,353	0.1
3,668 (1)	Biogen, Inc.	645,531	0.2
4,765 (1)	BioMarin Pharmaceutical, Inc.	283,184	0.1
465 (1)	Bio-Rad Laboratories, Inc. - Class A	140,890	0.0
3,878	Bio-Techne Corp.	228,065	0.1
2,589	Bruker Corp.	121,968	0.0
5,991	Cardinal Health, Inc.	1,231,150	0.4
561 (1)	Caris Life Sciences, Inc.	15,136	0.0
12,305 (1)	Centene Corp.	506,351	0.2
3,038 (1)	Certara, Inc.	26,765	0.0
1,223 (1)	Charles River Laboratories International, Inc.	243,964	0.1
349	Chemed Corp.	149,323	0.0
5,001 (1)	Cooper Cos., Inc.	409,882	0.1
2,356 (1)	Corcept Therapeutics, Inc.	81,989	0.0
882 (1)	DaVita, Inc.	100,204	0.0
4,991	Dentsply Sirona, Inc.	57,047	0.0
9,817 (1)	Dexcom, Inc.	651,554	0.2
3,346 (1)	Doximity, Inc. - Class A	148,161	0.0
12,334 (1)	Elanco Animal Health, Inc.	279,118	0.1
2,497	Encompass Health Corp.	265,032	0.1
4,090 (1)	Envista Holdings Corp.	88,794	0.0
4,677 (1)	Exact Sciences Corp.	474,996	0.2
6,605 (1)	Exelixis, Inc.	289,497	0.1
11,492	GE HealthCare Technologies, Inc.	942,574	0.3
2,810 (1)	Globus Medical, Inc. - Class A	245,341	0.1
2,913 (1)	Halozyme Therapeutics, Inc.	196,045	0.1
2,628 (1)	Henry Schein, Inc.	198,624	0.1
5,601 (1)	Hologic, Inc.	417,218	0.1
3,031	Humana, Inc.	776,330	0.2
2,000 (1)	IDEXX Laboratories, Inc.	1,353,060	0.4
3,857 (1)	Illumina, Inc.	505,884	0.2
4,029 (1)	Incyte Corp.	397,944	0.1
5,258 (1)	Insmed, Inc.	915,102	0.3
679 (1)	Inspire Medical Systems, Inc.	62,624	0.0
1,761 (1)	Insulet Corp.	500,547	0.2
3,970 (1)	Ionis Pharmaceuticals, Inc.	314,067	0.1
4,241 (1)	IQVIA Holdings, Inc.	955,964	0.3

See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,460 (1)	Jazz Pharmaceuticals PLC	$248,200	0.1
2,098	Labcorp Holdings, Inc.	526,346	0.2
1,130 (1)	Masimo Corp.	146,968	0.0
560 (1)	Medpace Holdings, Inc.	314,524	0.1
516 (1)	Mettler-Toledo International, Inc.	719,402	0.2
8,997 (1)	Moderna, Inc.	265,322	0.1
1,277 (1)	Molina Healthcare, Inc.	221,611	0.1
3,260 (1)	Natera, Inc.	746,833	0.2
2,431 (1)	Neurocrine Biosciences, Inc.	344,789	0.1
6,509	Organon & Co.	46,670	0.0
939 (1)	Penumbra, Inc.	291,944	0.1
3,414	Perrigo Co. PLC	47,523	0.0
5,342	QIAGEN N.V.	240,230	0.1
2,799	Quest Diagnostics, Inc.	485,710	0.2
1,320 (1)	Repligen Corp.	216,295	0.1
3,666	ResMed, Inc.	883,029	0.3
4,351 (1)	Revolution Medicines, Inc.	346,557	0.1
2,914	Revvity, Inc.	281,930	0.1
9,771 (1)	Roivant Sciences Ltd.	212,031	0.1
9,766	Royalty Pharma PLC - Class A	377,358	0.1
2,324 (1)	Sarepta Therapeutics, Inc.	50,012	0.0
3,707 (1)	Solventum Corp.	293,743	0.1
5,122 (1)	Sotera Health Co.	90,352	0.0
2,465	STERIS PLC	624,927	0.2
2,928 (1)(2)	Summit Therapeutics, Inc.	51,211	0.0
1,107	Teleflex, Inc.	135,098	0.0
2,412 (1)	Tempus AI, Inc.	142,429	0.0
2,187 (1)	Tenet Healthcare Corp.	434,601	0.1
2,315 (1)	Ultragenyx Pharmaceutical, Inc.	53,245	0.0
1,065 (1)	United Therapeutics Corp.	518,921	0.2
1,345	Universal Health Services, Inc. - Class B	293,237	0.1
3,706 (1)	Veeva Systems, Inc. - Class A	827,290	0.3
28,989	Viatris, Inc.	360,913	0.1
2,731 (1)	Viking Therapeutics, Inc.	96,077	0.0
1,495 (1)	Waters Corp.	567,846	0.2
1,797	West Pharmaceutical Services, Inc.	494,427	0.2
4,972	Zimmer Biomet Holdings, Inc.	447,082	0.1
		31,260,025	9.8

	Industrials: 18.1%
2,848	A.O. Smith Corp.	190,474	0.1
1,684	AAON, Inc.	128,405	0.0
774	Acuity Brands, Inc.	278,671	0.1
1,771	Advanced Drainage Systems, Inc.	256,494	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,317	AECOM	$316,210	0.1
1,555	AGCO Corp.	162,218	0.1
2,610	Air Lease Corp.	167,640	0.1
2,879 (1)	Alaska Air Group, Inc.	144,814	0.0
2,161	Allegion PLC	344,074	0.1
2,082	Allison Transmission Holdings, Inc.	203,828	0.1
3,990 (1)	Amentum Holdings, Inc.	115,710	0.0
2,535	AMERCO	118,486	0.0
16,345 (1)	American Airlines Group, Inc.	250,569	0.1
5,784	AMETEK, Inc.	1,187,513	0.4
9,250 (1)	API Group Corp.	353,905	0.1
940	Applied Industrial Technologies, Inc.	241,364	0.1
1,078	Armstrong World Industries, Inc.	206,006	0.1
3,382 (1)	ATI, Inc.	388,118	0.1
423 (1)(2)	Avis Budget Group, Inc.	54,279	0.0
1,873 (1)	Axon Enterprise, Inc.	1,063,733	0.3
3,004	Booz Allen Hamilton Holding Corp.	253,417	0.1
2,926	Broadridge Financial Solutions, Inc.	652,995	0.2
2,724 (1)	Builders FirstSource, Inc.	280,272	0.1
2,291	BWX Technologies, Inc.	395,976	0.1
545 (1)	CACI International, Inc. - Class A	290,381	0.1
1,040	Carlisle Cos., Inc.	332,654	0.1
1,208	Carpenter Technology Corp.	380,327	0.1
3,865 (1)	Ceridian HCM Holding, Inc.	267,303	0.1
2,949	CH Robinson Worldwide, Inc.	474,081	0.2
9,218 (1)	Clarivate PLC	30,788	0.0
1,270 (1)	Clean Harbors, Inc.	297,790	0.1
21,999	CNH Industrial NV	202,831	0.1
873	Comfort Systems USA, Inc.	814,762	0.3
1,121	Concentrix Corp.	46,611	0.0
4,758 (1)	Core & Main, Inc. - Class A	247,273	0.1
1,233	Crane Co.	227,402	0.1
3,455	Cummins, Inc.	1,763,605	0.6
944	Curtiss-Wright Corp.	520,399	0.2
16,375	Delta Air Lines, Inc.	1,136,425	0.4
2,910	Donaldson Co., Inc.	258,001	0.1
3,404	Dover Corp.	664,597	0.2
1,111	EMCOR Group, Inc.	679,699	0.2
3,063	Equifax, Inc.	664,610	0.2
1,427	Esab Corp.	159,424	0.1
1,275 (1)	Everus Construction Group, Inc.	109,089	0.0
3,875 (1)	ExlService Holdings, Inc.	164,455	0.1

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,391	Expeditors International of Washington, Inc.	$505,293	0.2
28,822	Fastenal Co.	1,156,627	0.4
4,796	Ferguson Enterprises, Inc.	1,067,734	0.3
3,180	Flowserve Corp.	220,628	0.1
7,965	Fortive Corp.	439,748	0.1
3,032	Fortune Brands Innovations, Inc.	151,661	0.0
2,557	FTAI Aviation Ltd.	503,345	0.2
756 (1)	FTI Consulting, Inc.	129,147	0.0
6,355 (1)	Gates Industrial Corp. PLC	136,442	0.0
1,451 (1)	Generac Holdings, Inc.	197,873	0.1
4,034	Genpact Ltd.	188,711	0.1
4,168	Graco, Inc.	341,651	0.1
2,813 (1)	GXO Logistics, Inc.	148,076	0.0
4,974 (1)	Hayward Holdings, Inc.	76,848	0.0
1,066	HEICO Corp.	344,947	0.1
1,883	HEICO Corp. - Class A	475,326	0.2
1,983	Hexcel Corp.	146,544	0.0
10,068	Howmet Aerospace, Inc.	2,064,141	0.6
1,343	Hubbell, Inc.	596,440	0.2
979	Huntington Ingalls Industries, Inc.	332,929	0.1
1,898	IDEX Corp.	337,730	0.1
9,983	Ingersoll Rand, Inc.	790,853	0.2
2,124	ITT, Inc.	368,535	0.1
2,988	Jacobs Solutions, Inc.	395,790	0.1
1,923	JB Hunt Transport Services, Inc.	373,716	0.1
1,276 (1)(2)	Karman Holdings, Inc.	93,365	0.0
3,157	KBR, Inc.	126,911	0.0
1,399 (1)	Kirby Corp.	154,142	0.1
3,946	Knight-Swift Transportation Holdings, Inc.	206,297	0.1
4,689	L3Harris Technologies, Inc.	1,376,550	0.4
855	Landstar System, Inc.	122,864	0.0
3,202	Leidos Holdings, Inc.	577,641	0.2
796	Lennox International, Inc.	386,522	0.1
1,895	Leonardo DRS, Inc.	64,601	0.0
1,346	Lincoln Electric Holdings, Inc.	322,555	0.1
1,069 (1)	Loar Holdings, Inc.	72,692	0.0
9,649 (1)	Lyft, Inc. - Class A	186,901	0.1
1,154	ManpowerGroup, Inc.	34,308	0.0
5,216	Masco Corp.	331,007	0.1
1,562 (1)	MasTec, Inc.	339,532	0.1
1,196 (1)	Middleby Corp.	177,809	0.1
927	MSA Safety, Inc.	148,450	0.0
1,102	MSC Industrial Direct Co., Inc. - Class A	92,678	0.0
2,723	Mueller Industries, Inc.	312,600	0.1
1,336	Nordson Corp.	321,214	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,998	nVent Electric PLC	$407,676	0.1
4,679	Old Dominion Freight Line, Inc.	733,667	0.2
1,578	Oshkosh Corp.	198,244	0.1
9,797	Otis Worldwide Corp.	855,768	0.3
2,084	Owens Corning	233,220	0.1
1,322 (1)	Parsons Corp.	81,700	0.0
8,102	Paychex, Inc.	908,882	0.3
1,286	Paycom Software, Inc.	204,937	0.1
1,101 (1)	Paylocity Holding Corp.	167,903	0.1
4,107	Pentair PLC	427,703	0.1
3,698	Quanta Services, Inc.	1,560,778	0.5
15,338 (1)	QXO, Inc.	295,870	0.1
4,654	RB Global, Inc.	478,757	0.2
777 (1)	RBC Bearings, Inc.	348,430	0.1
1,655	Regal Rexnord Corp.	232,230	0.1
2,478	Robert Half International, Inc.	67,302	0.0
10,388 (1)	Rocket Lab Corp.	724,667	0.2
2,841	Rockwell Automation, Inc.	1,105,348	0.3
7,047	Rollins, Inc.	422,961	0.1
986	Ryder System, Inc.	188,711	0.1
668 (1)	Saia, Inc.	218,115	0.1
1,154	Schneider National, Inc. - Class B	30,616	0.0
1,151	Science Applications International Corp.	115,860	0.0
3,635	Sensata Technologies Holding PLC	121,009	0.0
1,050	Simpson Manufacturing Co., Inc.	169,544	0.1
1,108 (1)	SiteOne Landscape Supply, Inc.	138,012	0.0
1,287	Snap-on, Inc.	443,500	0.1
11,568	Southwest Airlines Co.	478,105	0.2
5,253	SS&C Technologies Holdings, Inc.	459,217	0.1
3,551 (1)	Standardaero, Inc.	101,843	0.0
3,881	Stanley Black & Decker, Inc.	288,281	0.1
6,580	Tetra Tech, Inc.	220,693	0.1
4,410	Textron, Inc.	384,420	0.1
1,568	Timken Co.	131,916	0.0
2,471	Toro Co.	194,517	0.1
4,894	TransUnion	419,661	0.1
2,674 (1)	Trex Co., Inc.	93,804	0.0
193 (1)(2)	U-Haul Holding Co.	9,729	0.0
8,172 (1)	United Airlines Holdings, Inc.	913,793	0.3
1,594	United Rentals, Inc.	1,290,056	0.4
489	Valmont Industries, Inc.	196,734	0.1
5,986	Veralto Corp.	597,283	0.2
3,514	Verisk Analytics, Inc.	786,047	0.2
9,552	Vertiv Holdings Co. - Class A	1,547,520	0.5
874	Watsco, Inc.	294,494	0.1

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,201	WESCO International, Inc.	$293,813	0.1
4,257	Westinghouse Air Brake Technologies Corp.	908,657	0.3
4,459	WillScot Mobile Mini Holdings Corp.	83,963	0.0
1,504	Woodward, Inc.	454,689	0.1
1,098	WW Grainger, Inc.	1,107,937	0.3
2,878 (1)	XPO, Inc.	391,149	0.1
6,110	Xylem, Inc.	832,060	0.3
		57,788,843	18.1

	Information Technology: 12.0%
3,535 (1)	Akamai Technologies, Inc.	308,429	0.1
3,085 (1)	Allegro MicroSystems, Inc.	81,382	0.0
2,718	Amdocs Ltd.	218,826	0.1
2,862	Amkor Technology, Inc.	112,992	0.0
551 (1)	Appfolio, Inc. - Class A	128,190	0.0
1,294 (1)	Arrow Electronics, Inc.	142,573	0.0
3,163 (1)	Astera Labs, Inc.	526,197	0.2
29,276 (1)(2)	Aurora Innovation, Inc.	112,420	0.0
2,028	Avnet, Inc.	97,506	0.0
3,945	Bentley Systems, Inc. - Class B	150,561	0.0
2,021 (1)	BILL Holdings, Inc.	110,225	0.0
14,341 (1)	CCC Intelligent Solutions Holdings, Inc.	114,011	0.0
3,303	CDW Corp.	449,869	0.1
3,542 (1)	Ciena Corp.	828,367	0.3
1,183 (1)	Circle Internet Group, Inc.	93,812	0.0
1,281 (1)	Cirrus Logic, Inc.	151,798	0.1
7,871 (1)	Cloudflare, Inc. - Class A	1,551,768	0.5
4,205	Cognex Corp.	151,296	0.1
12,137	Cognizant Technology Solutions Corp. - Class A	1,007,371	0.3
3,901 (1)	Coherent Corp.	720,008	0.2
7,251 (1)	Confluent, Inc. - Class A	219,270	0.1
19,603	Corning, Inc.	1,716,439	0.5
1,227 (2)	Crane Holdings Co.	57,755	0.0
7,838 (1)	Datadog, Inc. - Class A	1,065,890	0.3
5,043 (1)	DocuSign, Inc.	344,941	0.1
1,515	Dolby Laboratories, Inc. - Class A	97,293	0.0
3,594 (1)	DoubleVerify Holdings, Inc.	41,115	0.0
4,591 (1)	Dropbox, Inc. - Class A	127,630	0.0
4,333 (1)	DXC Technology Co.	63,478	0.0
7,372 (1)	Dynatrace, Inc.	319,502	0.1
2,317 (1)	Elastic NV	174,794	0.1
3,190 (1)	Enphase Energy, Inc.	102,239	0.0
3,763	Entegris, Inc.	317,033	0.1
1,352 (1)	EPAM Systems, Inc.	276,998	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,446 (1)	F5, Inc.	$369,106	0.1
588 (1)	Fair Isaac Corp.	994,085	0.3
2,549 (1)	First Solar, Inc.	665,875	0.2
9,238 (1)	Flex Ltd.	558,160	0.2
1,849 (1)	Gartner, Inc.	466,466	0.1
13,794	Gen Digital, Inc.	375,059	0.1
3,506 (1)	Gitlab, Inc. - Class A	131,580	0.0
2,575 (1)	GLOBALFOUNDRIES, Inc.	89,919	0.0
1,082 (1)	Globant SA	70,730	0.0
3,377 (1)	GoDaddy, Inc. - Class A	419,018	0.1
2,131 (1)	Guidewire Software, Inc.	428,352	0.1
32,923	Hewlett Packard Enterprise Co.	790,810	0.3
23,681	HP, Inc.	527,613	0.2
1,277 (1)	HubSpot, Inc.	512,460	0.2
514 (2)	Ingram Micro Holding Corp.	10,969	0.0
626 (1)	IPG Photonics Corp.	44,822	0.0
2,648	Jabil, Inc.	603,797	0.2
4,320 (1)	Keysight Technologies, Inc.	877,781	0.3
5,797 (1)	Kyndryl Holdings, Inc.	153,968	0.1
3,408 (1)	Lattice Semiconductor Corp.	250,761	0.1
617	Littelfuse, Inc.	156,052	0.1
1,768 (1)	Lumentum Holdings, Inc.	651,667	0.2
1,589 (1)	MACOM Technology Solutions Holdings, Inc.	272,164	0.1
1,505 (1)	Manhattan Associates, Inc.	260,831	0.1
13,251	Microchip Technology, Inc.	844,354	0.3
1,684	MKS Instruments, Inc.	269,103	0.1
1,980 (1)	MongoDB, Inc.	830,986	0.3
1,162	Monolithic Power Systems, Inc.	1,053,190	0.3
2,672 (1)	nCino, Inc.	68,510	0.0
5,016	NetApp, Inc.	537,163	0.2
6,504 (1)	Nutanix, Inc. - Class A	336,192	0.1
4,202 (1)	Okta, Inc.	363,347	0.1
10,257 (1)	ON Semiconductor Corp.	555,417	0.2
1,219 (1)	Onto Innovation, Inc.	192,431	0.1
2,179	Pegasystems, Inc.	130,130	0.0
2,872 (1)	Procore Technologies, Inc.	208,909	0.1
2,994 (1)	PTC, Inc.	521,585	0.2
7,798 (1)	Pure Storage, Inc. - Class A	522,544	0.2
5,255	Qnity Electronics, Inc.	429,071	0.1
2,107 (1)	Qorvo, Inc.	178,063	0.1
2,836	Ralliant Corp.	144,381	0.0
2,007 (1)	RingCentral, Inc. - Class A	57,962	0.0
3,357 (1)	Rubrik, Inc. - Class A	256,743	0.1

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,507 (1)(2)	SailPoint, Inc.	$30,487	0.0
7,837 (1)	Samsara, Inc. - Class A	277,822	0.1
3,386 (1)	Sandisk Corp.	803,769	0.3
7,409 (1)	SentinelOne, Inc. - Class A	111,135	0.0
3,719	Skyworks Solutions, Inc.	235,822	0.1
12,892 (1)	Super Micro Computer, Inc.	377,349	0.1
1,917	TD SYNNEX Corp.	287,991	0.1
1,167 (1)	Teledyne Technologies, Inc.	596,022	0.2
2,352 (1)	Teradata Corp.	71,595	0.0
3,932	Teradyne, Inc.	761,078	0.2
5,982 (1)	Trimble, Inc.	468,690	0.1
3,550 (1)	Twilio, Inc. - Class A	504,952	0.2
1,081 (1)	Tyler Technologies, Inc.	490,720	0.2
106	Ubiquiti, Inc.	58,655	0.0
10,082 (1)	UiPath, Inc. - Class A	165,244	0.1
8,086 (1)	Unity Software, Inc.	357,159	0.1
1,101	Universal Display Corp.	128,575	0.0
2,090	VeriSign, Inc.	507,765	0.2
3,632	Vontier Corp.	135,038	0.0
8,542	Western Digital Corp.	1,471,530	0.5
1,276 (1)	Zebra Technologies Corp. - Class A	309,838	0.1
6,690 (1)	Zoom Video Communications, Inc. - Class A	577,280	0.2
2,508 (1)	Zscaler, Inc.	564,099	0.2
		38,456,719	12.0

	Materials: 4.9%
2,950	Albemarle Corp.	417,248	0.1
6,488	Alcoa Corp.	344,772	0.1
57,868	Amcor PLC	482,619	0.2
12,646	Anglogold Ashanti PLC	1,078,451	0.3
1,639	AptarGroup, Inc.	199,892	0.1
1,136	Ashland, Inc.	66,649	0.0
1,931	Avery Dennison Corp.	351,210	0.1
5,348 (1)	Axalta Coating Systems Ltd.	172,794	0.1
6,834	Ball Corp.	361,997	0.1
2,745	Celanese Corp.	116,059	0.0
4,047	CF Industries Holdings, Inc.	312,995	0.1
14,044 (1)	Cleveland-Cliffs, Inc.	186,504	0.1
17,177	Corteva, Inc.	1,151,374	0.4
2,906	Crown Holdings, Inc.	299,231	0.1
17,766	Dow, Inc.	415,369	0.1
10,510	DuPont de Nemours, Inc.	422,502	0.1
797	Eagle Materials, Inc.	164,724	0.1
2,876	Eastman Chemical Co.	183,575	0.1
5,644	Element Solutions, Inc.	141,044	0.1
3,110 (2)	FMC Corp.	43,136	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,328	Graphic Packaging Holding Co.	$110,360	0.0
4,119	Huntsman Corp.	41,190	0.0
6,432	International Flavors & Fragrances, Inc.	433,452	0.1
13,159	International Paper Co.	518,333	0.2
3,749 (1)	James Hardie Industries PLC	77,792	0.0
1,579	Louisiana-Pacific Corp.	127,520	0.0
6,432	LyondellBasell Industries NV - Class A	278,506	0.1
1,506	Martin Marietta Materials, Inc.	937,726	0.3
7,908	Mosaic Co.	190,504	0.1
3,274 (1)(2)	MP Materials Corp.	165,402	0.1
141	NewMarket Corp.	96,904	0.0
5,767	Nucor Corp.	940,655	0.3
2,878	Olin Corp.	59,949	0.0
2,217	Packaging Corp. of America	457,212	0.1
5,641	PPG Industries, Inc.	577,977	0.2
1,310	Reliance Steel & Aluminum Co.	378,420	0.1
2,058	Royal Gold, Inc.	457,473	0.1
3,192	RPM International, Inc.	331,968	0.1
1,094	Scotts Miracle-Gro Co.	63,835	0.0
3,655	Sealed Air Corp.	151,427	0.1
2,214	Silgan Holdings, Inc.	89,379	0.0
13,081	Smurfit WestRock PLC	505,842	0.2
2,468	Sonoco Products Co.	107,703	0.0
3,436	Steel Dynamics, Inc.	582,230	0.2
3,319	Vulcan Materials Co.	946,645	0.3
837	Westlake Corp.	61,888	0.0
		15,602,437	4.9

	Real Estate: 6.8%
2,839	Agree Realty Corp.	204,493	0.1
4,299	Alexandria Real Estate Equities, Inc.	210,393	0.1
8,563	American Homes 4 Rent - Class A	274,872	0.1
7,145	Americold Realty Trust, Inc.	91,885	0.0
3,571	AvalonBay Communities, Inc.	647,458	0.2
3,970	Boston Properties, Inc.	267,896	0.1
7,630	Brixmor Property Group, Inc.	200,059	0.1
2,650	Camden Property Trust	291,712	0.1
7,466 (1)	CBRE Group, Inc. - Class A	1,200,458	0.4
10,485 (1)	CoStar Group, Inc.	705,011	0.2
4,182	Cousins Properties, Inc.	107,812	0.0
10,894	Crown Castle, Inc.	968,150	0.3
5,673	CubeSmart	204,512	0.1
8,639	Digital Realty Trust, Inc.	1,336,540	0.4
1,327	EastGroup Properties, Inc.	236,392	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,870	EPR Properties	$93,313	0.0
4,824	Equity LifeStyle Properties, Inc.	292,383	0.1
9,509	Equity Residential	599,447	0.2
1,600	Essex Property Trust, Inc.	418,688	0.1
5,289	Extra Space Storage, Inc.	688,733	0.2
2,132	Federal Realty Investment Trust	214,906	0.1
899 (1)(2)	Fermi, Inc.	7,192	0.0
3,208	First Industrial Realty Trust, Inc.	183,722	0.1
6,817	Gaming and Leisure Properties, Inc.	304,652	0.1
8,224	Healthcare Realty Trust, Inc.	139,397	0.0
17,404	Healthpeak Properties, Inc.	279,856	0.1
2,713	Highwoods Properties, Inc.	70,050	0.0
17,217	Host Hotels & Resorts, Inc.	305,257	0.1
775 (1)	Howard Hughes Holdings, Inc.	61,822	0.0
15,362	Invitation Homes, Inc.	426,910	0.1
7,366	Iron Mountain, Inc.	611,010	0.2
1,184 (1)	Jones Lang LaSalle, Inc.	398,380	0.1
2,940 (2)	Kilroy Realty Corp.	109,868	0.0
16,777	Kimco Realty Corp.	340,070	0.1
2,163	Lamar Advertising Co. - Class A	273,792	0.1
1,770 (2)	Lineage, Inc.	61,950	0.0
12,503 (2)	Medical Properties Trust, Inc.	62,515	0.0
2,921	Mid-America Apartment Communities, Inc.	405,756	0.1
3,836	Millrose Properties, Inc.	114,581	0.0
4,686	National Retail Properties, Inc.	185,706	0.1
1,765	National Storage Affiliates Trust	49,791	0.0
7,407	Omega Healthcare Investors, Inc.	328,426	0.1
4,922 (2)	Park Hotels & Resorts, Inc.	51,484	0.0
3,998	Rayonier, Inc.	86,557	0.0
22,991	Realty Income Corp.	1,296,003	0.4
4,535	Regency Centers Corp.	313,051	0.1
5,853	Rexford Industrial Realty, Inc.	226,628	0.1
2,696	SBA Communications Corp.	521,487	0.2
8,135	Simon Property Group, Inc.	1,505,870	0.5
4,678	STAG Industrial, Inc.	171,963	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,075	Sun Communities, Inc.	$381,023	0.1
8,294	UDR, Inc.	304,224	0.1
11,756	Ventas, Inc.	909,679	0.3
26,820	VICI Properties, Inc.	754,178	0.2
4,420	Vornado Realty Trust	147,098	0.1
18,197	Weyerhaeuser Co.	431,087	0.1
5,442	WP Carey, Inc.	350,247	0.1
1,209 (1)	Zillow Group, Inc. - Class A	82,490	0.0
4,144 (1)	Zillow Group, Inc. - Class C	282,704	0.1
		21,791,589	6.8

	Utilities: 5.9%
17,794	AES Corp.	255,166	0.1
6,449	Alliant Energy Corp.	419,249	0.1
6,776	Ameren Corp.	676,651	0.2
4,890	American Water Works Co., Inc.	638,145	0.2
4,018	Atmos Energy Corp.	673,537	0.2
3,385	Brookfield Renewable Corp.	129,781	0.0
16,360	CenterPoint Energy, Inc.	627,242	0.2
868	Clearway Energy, Inc. - Class A	27,273	0.0
2,042	Clearway Energy, Inc. - Class C	67,917	0.0
7,599	CMS Energy Corp.	531,398	0.2
9,050	Consolidated Edison, Inc.	898,846	0.3
5,202	DTE Energy Co.	670,954	0.2
9,570	Edison International	574,391	0.2
11,211	Entergy Corp.	1,036,233	0.3
7,029	Essential Utilities, Inc.	269,632	0.1
5,779	Evergy, Inc.	418,920	0.1
9,326	Eversource Energy	627,920	0.2
25,379	Exelon Corp.	1,106,271	0.3
13,777	FirstEnergy Corp.	616,796	0.2
1,351	IDACORP, Inc.	170,983	0.1
5,082	MDU Resources Group, Inc.	99,201	0.0
2,248	National Fuel Gas Co.	179,975	0.1
11,979	NiSource, Inc.	500,243	0.2
4,726	NRG Energy, Inc.	752,568	0.2
5,035	OGE Energy Corp.	214,995	0.1
55,047	PG&E Corp.	884,605	0.3
2,986	Pinnacle West Capital Corp.	264,858	0.1
18,583	PPL Corp.	650,777	0.2
12,538	Public Service Enterprise Group, Inc.	1,006,801	0.3
1,139 (1)	Talen Energy Corp.	426,943	0.1
5,389	UGI Corp.	201,710	0.1
8,494	Vistra Corp.	1,370,337	0.4
8,175	WEC Energy Group, Inc.	862,135	0.3

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
14,860	Xcel Energy, Inc.	$1,097,560	0.3
		18,950,013	5.9

	Total Common Stock
	(Cost $230,945,394)	313,073,807	97.9

EXCHANGE-TRADED FUNDS: 1.8%
58,462	iShares Russell Mid-Cap ETF	5,628,137	1.8

	Total Exchange-Traded Funds
	(Cost $5,442,986)	5,628,137	1.8

	Total Long-Term Investments
	(Cost $236,388,380)	318,701,944	99.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.7%
125,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $125,026, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $127,500, due 12/01/30-11/20/75)	125,000	0.0
1,000,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	1,000,000	0.3
			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,000,209, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/26-12/20/55)	$1,000,000	0.3
136,325 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $136,354, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $139,051, due 04/30/26-11/15/34)	136,325	0.1
	Total Repurchase Agreements
	(Cost $2,261,325)	2,261,325	0.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
757,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $757,000)	$757,000	0.2

	Total Short-Term Investments
	(Cost $3,018,325)	3,018,325	0.9
	Total Investments in Securities
	(Cost $239,406,705)	$321,720,269	100.6
	Liabilities in Excess of Other Assets	(1,888,963)	(0.6)
	Net Assets	$319,831,306	100.0

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$313,073,807	$—	$—	$313,073,807
Exchange-Traded Funds	5,628,137	—	—	5,628,137
Short-Term Investments	757,000	2,261,325	—	3,018,325
Total Investments, at fair value	$319,458,944	$2,261,325	$—	$321,720,269
Liabilities Table
Other Financial Instruments+
Futures	$(21,448)	$—	$—	$(21,448)
Total Liabilities	$(21,448)	$—	$—	$(21,448)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Financial, Inc.	$262,311	$102,412	$(201,999)	$16,797	$179,521	$5,958	$(12,707)	$—
	$262,311	$102,412	$(201,999)	$16,797	$179,521	$5,958	$(12,707)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	3	03/20/26	$997,560	$(21,448)
			$997,560	$(21,448)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$21,448
Total Liability Derivatives		$21,448

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(67,299)
Total	$(67,299)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$68,906
Total	$68,906

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $247,107,216.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$92,759,849
Gross Unrealized Depreciation	(18,168,244)
Net Unrealized Appreciation	$74,591,605

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.0%
	Communication Services: 10.5%
413,471	Alphabet, Inc. - Class A	$129,416,423	3.1
330,466	Alphabet, Inc. - Class C	103,700,231	2.5
503,830	AT&T, Inc.	12,515,137	0.3
6,254 (1)	Charter Communications, Inc. - Class A	1,305,522	0.0
258,291	Comcast Corp. - Class A	7,720,318	0.2
15,952	Electronic Arts, Inc.	3,259,472	0.1
14,808	Fox Corp. - Class A	1,082,021	0.0
10,548	Fox Corp. - Class B	684,882	0.0
11,222 (1)	Live Nation Entertainment, Inc.	1,599,135	0.0
16,777	Match Group, Inc.	541,729	0.0
154,777	Meta Platforms, Inc. - Class A	102,166,750	2.4
301,136 (1)	Netflix, Inc.	28,234,511	0.7
26,613	News Corp. - Class A	695,132	0.0
8,773	News Corp. - Class B	259,944	0.0
22,669	Omnicom Group, Inc.	1,830,522	0.1
22,087 (2)	Paramount Skydance Corp. - Class B	295,966	0.0
12,344 (1)	Take-Two Interactive Software, Inc.	3,160,434	0.1
4,711	TKO Group Holdings, Inc.	984,599	0.0
34,181	T-Mobile US, Inc.	6,940,110	0.2
31,292 (1)	Trade Desk, Inc. - Class A	1,187,844	0.0
299,651	Verizon Communications, Inc.	12,204,785	0.3
126,876	Walt Disney Co.	14,434,683	0.4
176,104 (1)	Warner Bros Discovery, Inc.	5,075,317	0.1
		439,295,467	10.5

	Consumer Discretionary: 10.3%
30,225 (1)	Airbnb, Inc. - Class A	4,102,137	0.1
691,352 (1)	Amazon.com, Inc.	159,577,869	3.8
15,356 (1)	Aptiv PLC	1,168,438	0.0
1,182 (1)	AutoZone, Inc.	4,008,753	0.1
13,886	Best Buy Co., Inc.	929,390	0.0
2,291	Booking Holdings, Inc.	12,269,061	0.3
77,166 (1)	Carnival Corp.	2,356,650	0.1
10,051 (1)	Carvana Co.	4,241,723	0.1
93,971 (1)	Chipotle Mexican Grill, Inc.	3,476,927	0.1
19,463	D.R. Horton, Inc.	2,803,256	0.1
8,266	Darden Restaurants, Inc.	1,521,109	0.0
10,358 (1)	Deckers Outdoor Corp.	1,073,814	0.0
2,209	Domino's Pizza, Inc.	920,755	0.0
26,567 (1)	DoorDash, Inc. - Class A	6,016,894	0.2
32,123	eBay, Inc.	2,797,913	0.1
8,316	Expedia Group, Inc.	2,356,006	0.1
278,133	Ford Motor Co.	3,649,105	0.1
11,618	Garmin Ltd.	2,356,711	0.1
66,296	General Motors Co.	5,391,191	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,886	Genuine Parts Co.	$1,215,583	0.0
9,475	Hasbro, Inc.	776,950	0.0
16,519	Hilton Worldwide Holdings, Inc.	4,745,083	0.1
70,740	Home Depot, Inc.	24,341,634	0.6
21,622	Las Vegas Sands Corp.	1,407,376	0.0
15,333	Lennar Corp. - Class A	1,576,232	0.0
39,856	Lowe's Cos., Inc.	9,611,673	0.2
7,669 (1)	Lululemon Athletica, Inc.	1,593,695	0.0
15,829	Marriott International, Inc. - Class A	4,910,789	0.1
50,611	McDonald's Corp.	15,468,240	0.4
14,578 (1)	MGM Resorts International	531,951	0.0
84,522	NIKE, Inc. - Class B	5,384,897	0.1
32,354 (1)	Norwegian Cruise Line Holdings Ltd.	722,141	0.0
202 (1)	NVR, Inc.	1,473,140	0.0
59,988 (1)	O'Reilly Automotive, Inc.	5,471,505	0.1
2,330	Pool Corp.	532,987	0.0
13,852	PulteGroup, Inc.	1,624,286	0.0
2,755	Ralph Lauren Corp.	974,196	0.0
23,113	Ross Stores, Inc.	4,163,576	0.1
18,024	Royal Caribbean Cruises Ltd.	5,027,254	0.1
80,797	Starbucks Corp.	6,803,915	0.2
14,544	Tapestry, Inc.	1,858,287	0.1
199,696 (1)	Tesla, Inc.	89,807,285	2.2
79,094	TJX Cos., Inc.	12,149,629	0.3
37,552	Tractor Supply Co.	1,877,976	0.1
3,187 (1)	Ulta Beauty, Inc.	1,928,167	0.1
8,655	Williams-Sonoma, Inc.	1,545,696	0.0
6,000	Wynn Resorts Ltd.	721,980	0.0
19,732	Yum! Brands, Inc.	2,985,057	0.1
		432,248,882	10.3

	Consumer Staples: 4.7%
119,299	Altria Group, Inc.	6,878,780	0.2
34,153	Archer-Daniels-Midland Co.	1,963,456	0.1
12,515 (2)	Brown-Forman Corp. - Class B	326,141	0.0
9,619	Bunge Global SA	856,861	0.0
13,964 (2)	Campbell Soup Co.	389,177	0.0
17,065	Church & Dwight Co., Inc.	1,430,900	0.0
8,669	Clorox Co.	874,095	0.0
275,134	Coca-Cola Co.	19,234,618	0.5
57,285	Colgate-Palmolive Co.	4,526,661	0.1
33,995	Conagra Brands, Inc.	588,453	0.0
10,019	Constellation Brands, Inc. - Class A	1,382,221	0.0
31,496	Costco Wholesale Corp.	27,160,261	0.7
15,642	Dollar General Corp.	2,076,788	0.1
13,481 (1)	Dollar Tree, Inc.	1,658,298	0.0

See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
17,472	Estee Lauder Cos., Inc. - Class A	$1,829,668	0.0
37,909	General Mills, Inc.	1,762,769	0.0
10,530	Hershey Co.	1,916,249	0.1
20,716	Hormel Foods Corp.	490,969	0.0
7,582	JM Smucker Co.	741,595	0.0
136,151	Kenvue, Inc.	2,348,605	0.1
96,551	Keurig Dr Pepper, Inc.	2,704,394	0.1
23,584	Kimberly-Clark Corp.	2,379,390	0.1
60,566	Kraft Heinz Co.	1,468,726	0.0
43,327	Kroger Co.	2,707,071	0.1
9,903	Lamb Weston Holdings, Inc.	414,837	0.0
17,997	McCormick & Co., Inc.	1,225,776	0.0
12,032	Molson Coors Beverage Co. - Class B	561,654	0.0
91,703	Mondelez International, Inc. - Class A	4,936,372	0.1
50,687 (1)	Monster Beverage Corp.	3,886,172	0.1
97,174	PepsiCo, Inc.	13,946,412	0.3
110,627	Philip Morris International, Inc.	17,744,571	0.4
166,066	Procter & Gamble Co.	23,798,918	0.6
34,031	Sysco Corp.	2,507,744	0.1
32,293	Target Corp.	3,156,641	0.1
20,115	Tyson Foods, Inc. - Class A	1,179,141	0.0
311,636	Walmart, Inc.	34,719,367	0.8
		195,773,751	4.7

	Energy: 2.8%
25,205	APA Corp.	616,514	0.0
70,128	Baker Hughes Co.	3,193,629	0.1
16,926	Chesapeake Energy Corp.	1,867,953	0.0
134,510	Chevron Corp.	20,500,669	0.5
87,819	ConocoPhillips	8,220,737	0.2
54,109	Coterra Energy, Inc.	1,424,149	0.0
44,581	Devon Energy Corp.	1,633,002	0.0
13,236	Diamondback Energy, Inc.	1,989,768	0.0
38,561	EOG Resources, Inc.	4,049,291	0.1
44,351	EQT Corp.	2,377,214	0.1
299,704	Exxon Mobil Corp.	36,066,379	0.9
59,812	Halliburton Co.	1,690,287	0.0
139,135	Kinder Morgan, Inc.	3,824,821	0.1
21,363	Marathon Petroleum Corp.	3,474,265	0.1
51,112	Occidental Petroleum Corp.	2,101,725	0.1
44,718	ONEOK, Inc.	3,286,773	0.1
28,635	Phillips 66	3,695,060	0.1
106,170	Schlumberger NV	4,074,805	0.1
15,255	Targa Resources Corp.	2,814,547	0.1
4,116	Texas Pacific Land Corp.	1,182,198	0.0
21,676	Valero Energy Corp.	3,528,636	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
86,789	Williams Cos., Inc.	$5,216,887	0.1
		116,829,309	2.8

	Financials: 13.2%
33,523	Aflac, Inc.	3,696,581	0.1
18,597	Allstate Corp.	3,870,966	0.1
38,185	American Express Co.	14,126,541	0.3
38,346	American International Group, Inc.	3,280,500	0.1
6,603	Ameriprise Financial, Inc.	3,237,715	0.1
15,275	Aon PLC - Class A	5,390,242	0.1
32,999	Apollo Global Management, Inc.	4,776,935	0.1
25,662 (1)	Arch Capital Group Ltd.	2,461,499	0.1
14,641	Ares Management Corp. - Class A	2,366,425	0.1
18,251	Arthur J Gallagher & Co.	4,723,176	0.1
3,559	Assurant, Inc.	857,185	0.0
477,453	Bank of America Corp.	26,259,915	0.6
49,559	Bank of New York Mellon Corp.	5,753,304	0.1
130,319 (1)	Berkshire Hathaway, Inc. - Class B	65,504,845	1.6
10,254	Blackrock, Inc.	10,975,266	0.3
52,480	Blackstone, Inc.	8,089,267	0.2
38,921 (1)	Block, Inc.	2,533,368	0.1
20,867	Brown & Brown, Inc.	1,663,100	0.0
45,180	Capital One Financial Corp.	10,949,825	0.3
7,437	Cboe Global Markets, Inc.	1,866,687	0.0
118,706	Charles Schwab Corp.	11,859,917	0.3
26,011	Chubb Ltd.	8,118,553	0.2
11,088	Cincinnati Financial Corp.	1,810,892	0.0
127,161	Citigroup, Inc.	14,838,417	0.4
30,523	Citizens Financial Group, Inc.	1,782,849	0.0
25,627	CME Group, Inc.	6,998,221	0.2
16,215 (1)	Coinbase Global, Inc. - Class A	3,666,860	0.1
4,972 (1)	Corpay, Inc.	1,496,224	0.0
1,805	Erie Indemnity Co. - Class A	517,403	0.0
2,983	Everest Re Group Ltd.	1,012,281	0.0
2,662	FactSet Research Systems, Inc.	772,486	0.0
36,802	Fidelity National Information Services, Inc.	2,445,861	0.1
46,977	Fifth Third Bancorp	2,198,993	0.1
38,224 (1)	Fiserv, Inc.	2,567,506	0.1
21,844	Franklin Resources, Inc.	521,853	0.0
16,825	Global Payments, Inc.	1,302,255	0.0
5,657	Globe Life, Inc.	791,188	0.0

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
21,315	Goldman Sachs Group, Inc.	$18,735,885	0.4
19,803	Hartford Financial Services Group, Inc.	2,728,853	0.1
111,731	Huntington Bancshares, Inc.	1,938,533	0.0
31,651	Interactive Brokers Group, Inc. - Class A	2,035,476	0.0
40,521	Intercontinental Exchange, Inc.	6,562,781	0.2
31,632	Invesco Ltd.	830,973	0.0
5,144	Jack Henry & Associates, Inc.	938,677	0.0
193,465	JPMorgan Chase & Co.	62,338,292	1.5
66,020	KeyCorp	1,362,653	0.0
48,777	KKR & Co., Inc.	6,218,092	0.1
12,043	Loews Corp.	1,268,248	0.0
10,922	M&T Bank Corp.	2,200,565	0.1
34,817	Marsh & McLennan Cos., Inc.	6,459,250	0.2
58,272	Mastercard, Inc. - Class A	33,266,319	0.8
39,334	MetLife, Inc.	3,105,026	0.1
10,903	Moody's Corp.	5,569,798	0.1
85,841	Morgan Stanley	15,239,353	0.4
5,340	MSCI, Inc.	3,063,718	0.1
32,058	Nasdaq, Inc.	3,113,794	0.1
13,440	Northern Trust Corp.	1,835,770	0.0
66,495	PayPal Holdings, Inc.	3,881,978	0.1
27,870	PNC Financial Services Group, Inc.	5,817,305	0.1
14,208	Principal Financial Group, Inc.	1,253,288	0.0
41,674	Progressive Corp.	9,490,003	0.2
24,874	Prudential Financial, Inc.	2,807,777	0.1
12,530	Raymond James Financial, Inc.	2,012,193	0.0
62,317	Regions Financial Corp.	1,688,791	0.0
55,884 (1)	Robinhood Markets, Inc. - Class A	6,320,481	0.2
22,031	S&P Global, Inc.	11,513,180	0.3
19,850	State Street Corp.	2,560,849	0.1
25,596	Synchrony Financial	2,135,474	0.1
15,510	T. Rowe Price Group, Inc.	1,587,914	0.0
15,853	Travelers Cos., Inc.	4,598,321	0.1
90,913	Truist Financial Corp.	4,473,829	0.1
110,470	US Bancorp	5,894,679	0.1
119,936	Visa, Inc. - Class A	42,062,755	1.0
21,336	W.R. Berkley Corp.	1,496,080	0.0
223,087	Wells Fargo & Co.	20,791,708	0.5
6,805	Willis Towers Watson PLC	2,236,123	0.1
		556,519,885	13.2

	Health Care: 9.5%
123,577	Abbott Laboratories	15,482,962	0.4
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
125,604	AbbVie, Inc.	$28,699,258	0.7
20,148	Agilent Technologies, Inc.	2,741,538	0.1
4,742 (1)	Align Technology, Inc.	740,463	0.0
13,778	AmerisourceBergen Corp.	4,653,520	0.1
38,269	Amgen, Inc.	12,525,826	0.3
36,533	Baxter International, Inc.	698,146	0.0
20,370	Becton Dickinson and Co.	3,953,206	0.1
10,426 (1)	Biogen, Inc.	1,834,872	0.1
11,073	Bio-Techne Corp.	651,203	0.0
105,354 (1)	Boston Scientific Corp.	10,045,504	0.2
144,676	Bristol-Myers Squibb Co.	7,803,823	0.2
16,885	Cardinal Health, Inc.	3,469,868	0.1
33,184 (1)	Centene Corp.	1,365,522	0.0
3,498 (1)	Charles River Laboratories International, Inc.	697,781	0.0
18,984	Cigna Group	5,224,966	0.1
14,129 (1)	Cooper Cos., Inc.	1,158,013	0.0
90,215	CVS Health Corp.	7,159,462	0.2
44,677	Danaher Corp.	10,227,459	0.3
2,509 (1)	DaVita, Inc.	285,048	0.0
27,717 (1)	Dexcom, Inc.	1,839,577	0.1
41,241 (1)	Edwards Lifesciences Corp.	3,515,795	0.1
15,794	Elevance Health, Inc.	5,536,587	0.1
56,436	Eli Lilly & Co.	60,650,641	1.5
32,373	GE HealthCare Technologies, Inc.	2,655,233	0.1
88,172	Gilead Sciences, Inc.	10,822,231	0.3
11,352	HCA Healthcare, Inc.	5,299,795	0.1
7,111 (1)	Henry Schein, Inc.	537,449	0.0
15,817 (1)	Hologic, Inc.	1,178,208	0.0
8,548	Humana, Inc.	2,189,399	0.1
5,675 (1)	IDEXX Laboratories, Inc.	3,839,308	0.1
11,720 (1)	Incyte Corp.	1,157,584	0.0
4,999 (1)	Insulet Corp.	1,420,916	0.0
25,193 (1)	Intuitive Surgical, Inc.	14,268,307	0.3
12,103 (1)	IQVIA Holdings, Inc.	2,728,137	0.1
171,223	Johnson & Johnson	35,434,600	0.9
5,892	Labcorp Holdings, Inc.	1,478,185	0.0
8,772	McKesson Corp.	7,195,584	0.2
91,152	Medtronic PLC	8,756,061	0.2
176,391	Merck & Co., Inc.	18,566,917	0.5
1,452 (1)	Mettler-Toledo International, Inc.	2,024,364	0.1
24,711 (1)	Moderna, Inc.	728,727	0.0
3,653 (1)	Molina Healthcare, Inc.	633,942	0.0
404,069	Pfizer, Inc.	10,061,318	0.2
7,906	Quest Diagnostics, Inc.	1,371,928	0.0
7,162	Regeneron Pharmaceuticals, Inc.	5,528,133	0.1
10,373	ResMed, Inc.	2,498,545	0.1
8,057	Revvity, Inc.	779,515	0.0

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,478 (1)	Solventum Corp.	$830,277	0.0
6,975	STERIS PLC	1,768,302	0.0
24,460	Stryker Corp.	8,596,956	0.2
26,701	Thermo Fisher Scientific, Inc.	15,471,894	0.4
64,376	UnitedHealth Group, Inc.	21,251,161	0.5
3,925	Universal Health Services, Inc. - Class B	855,729	0.0
18,031 (1)	Vertex Pharmaceuticals, Inc.	8,174,534	0.2
81,853	Viatris, Inc.	1,019,070	0.0
4,231 (1)	Waters Corp.	1,607,061	0.0
5,113	West Pharmaceutical Services, Inc.	1,406,791	0.0
14,084	Zimmer Biomet Holdings, Inc.	1,266,433	0.0
31,319	Zoetis, Inc.	3,940,557	0.1
		398,304,191	9.5

	Industrials: 8.1%
37,753	3M Co.	6,044,255	0.1
8,057	A.O. Smith Corp.	538,852	0.0
6,114	Allegion PLC	973,471	0.0
16,360	AMETEK, Inc.	3,358,872	0.1
28,743	Automatic Data Processing, Inc.	7,393,562	0.2
5,608 (1)	Axon Enterprise, Inc.	3,184,951	0.1
55,649 (1)	Boeing Co.	12,082,511	0.3
8,296	Broadridge Financial Solutions, Inc.	1,851,418	0.0
7,859 (1)	Builders FirstSource, Inc.	808,613	0.0
56,263	Carrier Global Corp.	2,972,937	0.1
33,258	Caterpillar, Inc.	19,052,510	0.5
11,373 (1)	Ceridian HCM Holding, Inc.	786,557	0.0
8,396	CH Robinson Worldwide, Inc.	1,349,741	0.0
24,276	Cintas Corp.	4,565,587	0.1
2,501	Comfort Systems USA, Inc.	2,334,158	0.1
63,279 (1)	Copart, Inc.	2,477,373	0.1
132,338	CSX Corp.	4,797,253	0.1
9,810	Cummins, Inc.	5,007,515	0.1
17,867	Deere & Co.	8,318,339	0.2
46,097	Delta Air Lines, Inc.	3,199,132	0.1
9,747	Dover Corp.	1,903,004	0.1
27,603	Eaton Corp. PLC	8,791,832	0.2
3,181	EMCOR Group, Inc.	1,946,104	0.1
39,926	Emerson Electric Co.	5,298,979	0.1
8,698	Equifax, Inc.	1,887,292	0.1
9,525	Expeditors International of Washington, Inc.	1,419,320	0.0
81,588	Fastenal Co.	3,274,126	0.1
15,427	FedEx Corp.	4,456,243	0.1
22,572	Fortive Corp.	1,246,200	0.0
74,963	GE Aerospace	23,090,853	0.6
19,282	GE Vernova, Inc.	12,602,137	0.3
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,171 (1)	Generac Holdings, Inc.	$568,799	0.0
18,018	General Dynamics Corp.	6,065,940	0.2
45,120	Honeywell International, Inc.	8,802,461	0.2
28,574	Howmet Aerospace, Inc.	5,858,241	0.1
3,777	Hubbell, Inc.	1,677,403	0.0
2,789	Huntington Ingalls Industries, Inc.	948,455	0.0
5,319	IDEX Corp.	946,463	0.0
18,761	Illinois Tool Works, Inc.	4,620,834	0.1
25,552	Ingersoll Rand, Inc.	2,024,229	0.1
8,495	Jacobs Solutions, Inc.	1,125,248	0.0
5,346	JB Hunt Transport Services, Inc.	1,038,942	0.0
43,432	Johnson Controls International PLC	5,200,982	0.1
13,293	L3Harris Technologies, Inc.	3,902,426	0.1
9,086	Leidos Holdings, Inc.	1,639,114	0.0
2,268	Lennox International, Inc.	1,101,295	0.0
14,472	Lockheed Martin Corp.	6,999,672	0.2
14,760	Masco Corp.	936,670	0.0
3,793	Nordson Corp.	911,951	0.0
15,947	Norfolk Southern Corp.	4,604,218	0.1
9,534	Northrop Grumman Corp.	5,436,382	0.1
13,077	Old Dominion Freight Line, Inc.	2,050,474	0.1
27,696	Otis Worldwide Corp.	2,419,246	0.1
37,325	PACCAR, Inc.	4,087,461	0.1
8,968	Parker-Hannifin Corp.	7,882,513	0.2
23,019	Paychex, Inc.	2,582,271	0.1
3,473	Paycom Software, Inc.	553,457	0.0
11,630	Pentair PLC	1,211,148	0.0
10,597	Quanta Services, Inc.	4,472,570	0.1
95,285	Raytheon Technologies Corp.	17,475,269	0.4
14,300	Republic Services, Inc.	3,030,599	0.1
7,979	Rockwell Automation, Inc.	3,104,390	0.1
20,858	Rollins, Inc.	1,251,897	0.0
3,696	Snap-on, Inc.	1,273,642	0.0
36,753	Southwest Airlines Co.	1,519,002	0.0
11,007	Stanley Black & Decker, Inc.	817,600	0.0
12,524	Textron, Inc.	1,091,717	0.0
15,758	Trane Technologies PLC	6,133,014	0.2
4,002	TransDigm Group, Inc.	5,322,060	0.1
147,666 (1)	Uber Technologies, Inc.	12,065,789	0.3
42,155	Union Pacific Corp.	9,751,295	0.2
23,007 (1)	United Airlines Holdings, Inc.	2,572,643	0.1
52,518	United Parcel Service, Inc. - Class B	5,209,260	0.1
4,522	United Rentals, Inc.	3,659,745	0.1

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
17,646	Veralto Corp.	$1,760,718	0.0
9,905	Verisk Analytics, Inc.	2,215,649	0.1
26,340	Waste Management, Inc.	5,787,161	0.1
12,149	Westinghouse Air Brake Technologies Corp.	2,593,204	0.1
3,109	WW Grainger, Inc.	3,137,136	0.1
17,303	Xylem, Inc.	2,356,323	0.1
		338,810,675	8.1

	Information Technology: 34.1%
44,072	Accenture PLC - Class A	11,824,518	0.3
29,749 (1)	Adobe, Inc.	10,411,852	0.3
115,701 (1)	Advanced Micro Devices, Inc.	24,778,526	0.6
10,224 (1)	Akamai Technologies, Inc.	892,044	0.0
86,991	Amphenol Corp. - Class A	11,755,964	0.3
34,962	Analog Devices, Inc.	9,481,694	0.2
1,050,119	Apple, Inc.	285,485,351	6.8
56,615	Applied Materials, Inc.	14,549,489	0.3
19,237 (1)	AppLovin Corp. - Class A	12,962,275	0.3
73,385 (1)	Arista Networks, Inc.	9,615,636	0.2
15,137 (1)	Autodesk, Inc.	4,480,703	0.1
335,607	Broadcom, Inc.	116,153,583	2.8
19,345 (1)	Cadence Design Systems, Inc.	6,046,860	0.1
9,253	CDW Corp.	1,260,259	0.0
280,058	Cisco Systems, Inc.	21,572,868	0.5
34,300	Cognizant Technology Solutions Corp. - Class A	2,846,900	0.1
55,447	Corning, Inc.	4,854,939	0.1
17,835 (1)	Crowdstrike Holdings, Inc. - Class A	8,360,335	0.2
23,128 (1)	Datadog, Inc. - Class A	3,145,177	0.1
21,419	Dell Technologies, Inc. - Class C	2,696,224	0.1
3,926 (1)	EPAM Systems, Inc.	804,359	0.0
4,099 (1)	F5, Inc.	1,046,311	0.0
1,685 (1)	Fair Isaac Corp.	2,848,695	0.1
7,626 (1)	First Solar, Inc.	1,992,140	0.1
44,922 (1)	Fortinet, Inc.	3,567,256	0.1
5,122 (1)	Gartner, Inc.	1,292,178	0.0
39,884	Gen Digital, Inc.	1,084,446	0.0
9,604 (1)	GoDaddy, Inc. - Class A	1,191,664	0.0
93,770	Hewlett Packard Enterprise Co.	2,252,355	0.1
66,427	HP, Inc.	1,479,993	0.0
318,653 (1)	Intel Corp.	11,758,296	0.3
66,429	International Business Machines Corp.	19,676,934	0.5
19,814	Intuit, Inc.	13,125,190	0.3
7,593	Jabil, Inc.	1,731,356	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
12,213 (1)	Keysight Technologies, Inc.	$2,481,559	0.1
9,338	KLA Corp.	11,346,417	0.3
89,263	Lam Research Corp.	15,280,040	0.4
38,408	Microchip Technology, Inc.	2,447,358	0.1
79,771	Micron Technology, Inc.	22,767,441	0.5
528,201	Microsoft Corp.	255,448,568	6.1
3,405	Monolithic Power Systems, Inc.	3,086,156	0.1
11,837	Motorola Solutions, Inc.	4,537,359	0.1
14,186	NetApp, Inc.	1,519,179	0.0
1,726,942	NVIDIA Corp.	322,074,683	7.7
17,886	NXP Semiconductors NV	3,882,335	0.1
28,596 (1)	ON Semiconductor Corp.	1,548,473	0.0
119,533	Oracle Corp.	23,298,177	0.6
162,342 (1)	Palantir Technologies, Inc. - Class A	28,856,290	0.7
48,609 (1)	Palo Alto Networks, Inc.	8,953,778	0.2
8,513 (1)	PTC, Inc.	1,483,050	0.0
14,884	Qnity Electronics, Inc.	1,215,279	0.0
76,113	Qualcomm, Inc.	13,019,129	0.3
7,649	Roper Technologies, Inc.	3,404,799	0.1
67,656	Salesforce, Inc.	17,922,751	0.4
9,894 (1)	Sandisk Corp.	2,348,638	0.1
15,484	Seagate Technology Holdings PLC	4,264,139	0.1
73,726 (1)	ServiceNow, Inc.	11,294,086	0.3
10,566	Skyworks Solutions, Inc.	669,990	0.0
35,637 (1)	Super Micro Computer, Inc.	1,043,095	0.0
13,201 (1)	Synopsys, Inc.	6,200,774	0.2
20,907	TE Connectivity PLC	4,756,552	0.1
3,337 (1)	Teledyne Technologies, Inc.	1,704,306	0.0
11,130	Teradyne, Inc.	2,154,323	0.1
64,574	Texas Instruments, Inc.	11,202,943	0.3
16,908 (1)	Trimble, Inc.	1,324,742	0.0
3,058 (1)	Tyler Technologies, Inc.	1,388,179	0.0
5,929	VeriSign, Inc.	1,440,450	0.0
24,298	Western Digital Corp.	4,185,816	0.1
15,422 (1)	Workday, Inc. - Class A	3,312,337	0.1
3,600 (1)	Zebra Technologies Corp. - Class A	874,152	0.0
		1,429,763,713	34.1

	Materials: 1.8%
15,816	Air Products and Chemicals, Inc.	3,906,868	0.1
8,365	Albemarle Corp.	1,183,146	0.0
164,050	Amcor PLC	1,368,177	0.0
5,493	Avery Dennison Corp.	999,067	0.0

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
19,045	Ball Corp.	$1,008,814	0.0
11,085	CF Industries Holdings, Inc.	857,314	0.0
48,023	Corteva, Inc.	3,218,982	0.1
47,635	CRH PLC US	5,944,848	0.2
50,512	Dow, Inc.	1,180,970	0.0
29,776	DuPont de Nemours, Inc.	1,196,995	0.0
18,116	Ecolab, Inc.	4,755,812	0.1
102,048	Freeport-McMoRan, Inc.	5,183,018	0.1
18,200	International Flavors & Fragrances, Inc.	1,226,498	0.0
37,526	International Paper Co.	1,478,149	0.0
33,185	Linde PLC US	14,149,752	0.4
18,300	LyondellBasell Industries NV - Class A	792,390	0.0
4,286	Martin Marietta Materials, Inc.	2,668,721	0.1
22,557	Mosaic Co.	543,398	0.0
77,553	Newmont Corp.	7,743,667	0.2
16,264	Nucor Corp.	2,652,821	0.1
6,351	Packaging Corp. of America	1,309,767	0.0
15,948	PPG Industries, Inc.	1,634,032	0.1
16,384	Sherwin-Williams Co.	5,308,907	0.1
37,110	Smurfit WestRock PLC	1,435,044	0.0
9,756	Steel Dynamics, Inc.	1,653,154	0.1
9,390	Vulcan Materials Co.	2,678,216	0.1
		76,078,527	1.8

	Real Estate: 1.8%
11,054	Alexandria Real Estate Equities, Inc.	540,983	0.0
33,270	American Tower Corp.	5,841,214	0.1
10,051	AvalonBay Communities, Inc.	1,822,347	0.1
10,474	Boston Properties, Inc.	706,786	0.0
7,561	Camden Property Trust	832,315	0.0
20,832 (1)	CBRE Group, Inc. - Class A	3,349,577	0.1
30,120 (1)	CoStar Group, Inc.	2,025,269	0.1
30,948	Crown Castle, Inc.	2,750,349	0.1
22,947	Digital Realty Trust, Inc.	3,550,130	0.1
6,978	Equinix, Inc.	5,346,264	0.1
24,606	Equity Residential	1,551,162	0.0
4,577	Essex Property Trust, Inc.	1,197,709	0.0
15,084	Extra Space Storage, Inc.	1,964,238	0.1
5,579	Federal Realty Investment Trust	562,363	0.0
49,388	Healthpeak Properties, Inc.	794,159	0.0
45,451	Host Hotels & Resorts, Inc.	805,846	0.0
40,081	Invitation Homes, Inc.	1,113,851	0.0
21,007	Iron Mountain, Inc.	1,742,531	0.1
48,127	Kimco Realty Corp.	975,534	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,321	Mid-America Apartment Communities, Inc.	$1,155,870	0.0
66,012	Prologis, Inc.	8,427,092	0.2
11,223	Public Storage	2,912,368	0.1
65,375	Realty Income Corp.	3,685,189	0.1
11,698	Regency Centers Corp.	807,513	0.0
7,572	SBA Communications Corp.	1,464,652	0.0
23,201	Simon Property Group, Inc.	4,294,737	0.1
21,373	UDR, Inc.	783,962	0.0
33,383	Ventas, Inc.	2,583,177	0.1
75,958	VICI Properties, Inc.	2,135,939	0.1
48,776	Welltower, Inc.	9,053,313	0.2
51,230	Weyerhaeuser Co.	1,213,639	0.0
		75,990,078	1.8

	Utilities: 2.2%
50,609	AES Corp.	725,733	0.0
18,268	Alliant Energy Corp.	1,187,603	0.0
19,223	Ameren Corp.	1,919,609	0.1
38,040	American Electric Power Co., Inc.	4,386,392	0.1
13,867	American Water Works Co., Inc.	1,809,643	0.0
11,408	Atmos Energy Corp.	1,912,323	0.0
46,398	CenterPoint Energy, Inc.	1,778,899	0.0
21,627	CMS Energy Corp.	1,512,376	0.0
25,651	Consolidated Edison, Inc.	2,547,657	0.1
22,194	Constellation Energy Corp.	7,840,474	0.2
60,686	Dominion Energy, Inc.	3,555,593	0.1
14,760	DTE Energy Co.	1,903,745	0.0
55,266	Duke Energy Corp.	6,477,728	0.2
27,346	Edison International	1,641,307	0.0
31,739	Entergy Corp.	2,933,636	0.1
16,361	Evergy, Inc.	1,186,009	0.0
26,664	Eversource Energy	1,795,287	0.0
71,799	Exelon Corp.	3,129,718	0.1
36,948	FirstEnergy Corp.	1,654,162	0.0
148,006	NextEra Energy, Inc.	11,881,922	0.3
33,913	NiSource, Inc.	1,416,207	0.0
13,619	NRG Energy, Inc.	2,168,690	0.1
156,200	PG&E Corp.	2,510,134	0.1
8,506	Pinnacle West Capital Corp.	754,482	0.0
52,571	PPL Corp.	1,841,036	0.0
35,474	Public Service Enterprise Group, Inc.	2,848,562	0.1
46,385	Sempra Energy	4,095,332	0.1
78,253	Southern Co.	6,823,662	0.2
22,635	Vistra Corp.	3,651,705	0.1
23,118	WEC Energy Group, Inc.	2,438,024	0.1

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
42,039	Xcel Energy, Inc.	$3,105,001	0.1
		93,432,651	2.2

	Total Common Stock
	(Cost $2,468,364,672)	4,153,047,129	99.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.0%
761,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $761,164, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $776,435, due 01/31/26-11/15/55)	761,000	0.0
49,830 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $49,840, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $50,827, due 04/30/26-11/15/34)	49,830	0.0
	Total Repurchase Agreements
	(Cost $810,830)	810,830	0.0
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
38,673,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $38,673,000)	$38,673,000	0.9

	Total Short-Term Investments
	(Cost $39,483,830)	$39,483,830	0.9

	Total Investments in Securities
	(Cost $2,507,848,502)	$4,192,530,959	99.9
	Assets in Excess of Other Liabilities	5,296,998	0.1
	Net Assets	$4,197,827,957	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$4,153,047,129	$—	$—	$4,153,047,129
Short-Term Investments	38,673,000	810,830	—	39,483,830
Total Investments, at fair value	$4,191,720,129	$810,830	$—	$4,192,530,959
Liabilities Table
Other Financial Instruments+
Futures	$(69,410)	$—	$—	$(69,410)
Total Liabilities	$(69,410)	$—	$—	$(69,410)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	128	03/20/26	$44,112,000	$(69,410)
			$44,112,000	$(69,410)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$69,410
Total Liability Derivatives		$69,410

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$11,659,435
Total	$11,659,435

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,337,495
Total	$1,337,495

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,512,378,514.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,811,883,671
Gross Unrealized Depreciation	(131,800,636)
Net Unrealized Appreciation	$1,680,083,035

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.3%
	Communication Services: 2.7%
7,747 (1)	Advantage Solutions, Inc.	$6,817	0.0
18,540 (1)	Altice USA, Inc. - Class A	30,591	0.0
31,368 (1)	AMC Entertainment Holdings, Inc. - Class A	48,934	0.0
2,561 (1)	AMC Networks, Inc. - Class A	24,381	0.0
2,558 (1)	Angi, Inc.	33,075	0.0
934 (1)	Anterix, Inc.	20,389	0.0
995 (1)	Arena Group Holdings, Inc.	3,980	0.0
3,640 (1)	Atlanta Braves Holdings, Inc. - Class C	143,598	0.1
858	ATN International, Inc.	19,562	0.0
1,931 (1)	Bandwidth, Inc. - Class A	29,834	0.0
1,833 (1)	Boston Omaha Corp. - Class A	22,674	0.0
5,205 (1)	Bumble, Inc. - Class A	18,582	0.0
357	Cable One, Inc.	40,287	0.0
5,564 (1)	CarGurus, Inc.	213,379	0.1
3,968 (1)	Cars.com, Inc.	48,410	0.0
7,072	Cinemark Holdings, Inc.	164,353	0.1
3,111	Cogent Communications Holdings, Inc.	67,073	0.1
2,384	CuriosityStream, Inc.	9,059	0.0
9,173 (1)	EchoStar Corp. - Class A	997,105	0.5
3,137	Entravision Communications Corp. - Class A	9,191	0.0
5,640 (1)	Eventbrite, Inc. - Class A	25,098	0.0
1,918 (1)	EverQuote, Inc. - Class A	51,786	0.0
4,388 (1)	EW Scripps Co. - Class A	17,508	0.0
22,686 (1)	fuboTV, Inc. - Class A	57,169	0.0
9,978 (1)	Gannett Co., Inc.	51,387	0.0
8,374 (1)(2)	Getty Images Holdings, Inc.	11,221	0.0
3,422 (1)	Globalstar, Inc.	208,879	0.1
4,802 (1)	Gogo, Inc.	22,377	0.0
6,109	Gray Television, Inc.	29,568	0.0
2,168 (1)	Grindr, Inc.	29,355	0.0
922 (1)	Ibotta, Inc. - Class A	20,957	0.0
1,107	IDT Corp. - Class B	56,690	0.0
8,722 (1)	iHeartMedia, Inc. - Class A	36,284	0.0
3,035 (1)	IMAX Corp.	112,174	0.1
2,769	John Wiley & Sons, Inc. - Class A	84,815	0.1
11,363 (1)	Liberty Latin America Ltd. - Class C	84,768	0.1
13,500 (1)	Lionsgate Studios Corp.	123,255	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
64,666 (1)	Lumen Technologies, Inc.	$502,455	0.3
2,715 (1)	Madison Square Garden Entertainment Corp.	146,311	0.1
9,535 (1)	Magnite, Inc.	154,753	0.1
1,862	Marcus Corp.	28,880	0.0
2,393 (1)	MediaAlpha, Inc. - Class A	30,989	0.0
4,860	National CineMedia, Inc.	18,905	0.0
3,017 (1)	Newsmax, Inc.	23,321	0.0
15,224 (1)	Nextdoor Holdings, Inc.	31,970	0.0
2,443 (1)	Nexxen International Ltd.	15,977	0.0
7,854 (1)	Playstudios, Inc.	5,117	0.0
4,050	Playtika Holding Corp.	15,998	0.0
2,937 (1)	PubMatic, Inc. - Class A	26,051	0.0
3,812 (1)	QuinStreet, Inc.	54,778	0.0
6,634 (1)(2)	Rumble, Inc.	41,927	0.0
1,420	Scholastic Corp.	42,075	0.0
3,680	Shenandoah Telecommunications Co.	42,541	0.0
1,763	Shutterstock, Inc.	33,673	0.0
2,734	Sinclair, Inc.	41,830	0.0
1,909 (1)	Sphere Entertainment Co.	181,508	0.1
1,545	Spok Holdings, Inc.	20,379	0.0
8,118 (1)	Stagwell, Inc.	39,697	0.0
962 (1)	Starz Entertainment Corp.	11,255	0.0
1,938 (1)	TechTarget, Inc.	10,465	0.0
10,487	TEGNA, Inc.	203,553	0.1
6,709	Telephone and Data Systems, Inc.	275,069	0.2
2,565 (1)	Thryv Holdings, Inc.	15,518	0.0
7,879 (1)	TripAdvisor, Inc.	114,718	0.1
6,675 (1)	TrueCar, Inc.	15,086	0.0
10,302 (1)	Uniti Group, Inc.	72,217	0.1
1,365 (1)(2)	Webtoon Entertainment, Inc.	17,786	0.0
4,136 (1)	Yelp, Inc.	125,693	0.1
2,818 (1)	Ziff Davis, Inc.	99,053	0.1
4,458 (1)	ZipRecruiter, Inc. - Class A	17,386	0.0
		5,451,499	2.7

	Consumer Discretionary: 8.9%
3,144 (1)	Abercrombie & Fitch Co. - Class A	395,735	0.2
4,468	Academy Sports & Outdoors, Inc.	223,221	0.1
3,856 (1)	Accel Entertainment, Inc.	43,997	0.0
1,912	Acushnet Holdings Corp.	152,616	0.1
5,597 (1)	Adient PLC	107,294	0.1

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,432 (1)	Adtalem Global Education, Inc.	$251,639	0.1
4,080	Advance Auto Parts, Inc.	160,344	0.1
1,304	A-Mark Precious Metals, Inc.	44,401	0.0
7,890 (1)	American Axle & Manufacturing Holdings, Inc.	50,575	0.0
10,795	American Eagle Outfitters, Inc.	284,664	0.2
1,247 (1)	American Public Education, Inc.	47,137	0.0
537 (1)	America's Car-Mart, Inc.	13,565	0.0
7,792 (1)	AMMO, Inc.	13,324	0.0
3,766 (1)	Arhaus, Inc.	42,217	0.0
5,593	Arko Corp.	25,392	0.0
1,309 (1)	Asbury Automotive Group, Inc.	304,382	0.2
586 (1)	Bally's Corp.	9,681	0.0
1,079 (1)	Barnes & Noble Education, Inc.	9,916	0.0
2,073 (1)	Beazer Homes USA, Inc.	42,020	0.0
1,467 (1)	BJ's Restaurants, Inc.	57,800	0.0
884 (1)	Black Rock Coffee Bar, Inc. - Class A	19,669	0.0
5,826	Bloomin' Brands, Inc.	35,946	0.0
2,085 (1)	Boot Barn Holdings, Inc.	367,940	0.2
2,993 (1)	Brinker International, Inc.	429,555	0.2
2,113	Buckle, Inc.	112,876	0.1
876	Build-A-Bear Workshop, Inc.	53,672	0.0
2,422	Caleres, Inc.	29,476	0.0
4,120	Camping World Holdings, Inc. - Class A	40,088	0.0
7,971 (1)	Capri Holdings Ltd.	194,492	0.1
1,049	Carriage Services, Inc.	44,373	0.0
2,390	Carter's, Inc.	77,508	0.0
526 (1)	Cavco Industries, Inc.	310,729	0.2
1,823	Century Communities, Inc.	108,195	0.1
3,149 (2)	Cheesecake Factory, Inc.	158,962	0.1
364 (1)	Citi Trends, Inc.	15,128	0.0
1,206 (1)	Cooper-Standard Holdings, Inc.	39,593	0.0
9,622 (1)	Coursera, Inc.	70,818	0.0
1,552 (2)	Cracker Barrel Old Country Store, Inc.	39,421	0.0
3,288	Cricut, Inc. - Class A	16,276	0.0
8,003	Dana, Inc.	190,151	0.1
1,906 (1)	Dave & Buster's Entertainment, Inc.	30,896	0.0
3,670 (1)	Denny's Corp.	22,827	0.0
1,929	Designer Brands, Inc. - Class A	14,332	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,029	Dine Brands Global, Inc.	$33,072	0.0
1,887 (1)	Dorman Products, Inc.	232,460	0.1
2,142 (1)	Dream Finders Homes, Inc. - Class A	36,628	0.0
4,106 (1)	Driven Brands Holdings, Inc.	60,851	0.0
1,927 (1)	El Pollo Loco Holdings, Inc.	20,156	0.0
4,524	Ermenegildo Zegna NV	46,371	0.0
1,544	Ethan Allen Interiors, Inc.	35,265	0.0
2,316 (1)	European Wax Center, Inc. - Class A	8,338	0.0
9,075 (1)	EVgo, Inc.	26,408	0.0
9,669 (1)(2)	Faraday Future Intelligent Electric, Inc.	9,862	0.0
6,041 (1)	Figs, Inc. - Class A	68,626	0.0
3,184 (1)	First Watch Restaurant Group, Inc.	48,015	0.0
351	Flexsteel Industries, Inc.	13,861	0.0
2,886 (1)	Fox Factory Holding Corp.	49,379	0.0
4,975 (1)	Frontdoor, Inc.	287,008	0.2
2,531 (1)	Funko, Inc. - Class A	8,605	0.0
9,841	Garrett Motion, Inc.	171,529	0.1
756 (1)	Genesco, Inc.	18,726	0.0
15,132 (1)	Genius Sports Ltd.	166,755	0.1
2,229 (1)	Gentherm, Inc.	81,069	0.1
1,712 (1)	GigaCloud Technology, Inc. - Class A	67,247	0.0
2,418	G-III Apparel Group Ltd.	70,025	0.0
7,018 (1)	Global Business Travel Group I	53,688	0.0
1,378	Golden Entertainment, Inc.	37,468	0.0
18,055 (1)	Goodyear Tire & Rubber Co.	158,162	0.1
218	Graham Holdings Co. - Class B	239,495	0.1
2,160 (1)	Green Brick Partners, Inc.	135,346	0.1
826	Group 1 Automotive, Inc.	324,866	0.2
1,757 (1)(2)	Groupon, Inc.	30,941	0.0
673	Hamilton Beach Brands Holding Co. - Class A	11,071	0.0
1,130	Haverty Furniture Cos., Inc.	26,397	0.0
1,615 (1)	Helen of Troy Ltd.	34,319	0.0
3,991 (1)	Hilton Grand Vacations, Inc.	178,597	0.1
4,271 (1)	Holley, Inc.	17,639	0.0
342 (1)	Hovnanian Enterprises, Inc. - Class A	33,359	0.0

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,571	Installed Building Products, Inc.	$407,502	0.2
7,284	International Game Technology PLC	112,756	0.1
1,366 (2)	Jack in the Box, Inc.	25,886	0.0
726	JAKKS Pacific, Inc.	12,255	0.0
4,181	KB Home	235,850	0.1
2,210 (1)	KinderCare Learning Cos., Inc.	9,547	0.0
7,400	Kohl's Corp.	151,034	0.1
3,715	Kontoor Brands, Inc.	226,949	0.1
5,259	Krispy Kreme, Inc.	21,141	0.0
432 (1)	Kura Sushi USA, Inc. - Class A	22,607	0.0
851 (1)	Lands' End, Inc.	12,357	0.0
3,322 (1)	Latham Group, Inc.	21,095	0.0
8,713 (1)	Laureate Education, Inc.	293,367	0.2
2,853	La-Z-Boy, Inc.	106,331	0.1
1,588	LCI Industries	192,688	0.1
789 (1)	Legacy Housing Corp.	15,401	0.0
9,084	Leggett & Platt, Inc.	99,924	0.1
1,476 (1)	LGI Homes, Inc.	63,409	0.0
9,357 (1)	Life Time Group Holdings, Inc.	248,709	0.1
2,176 (1)	Lincoln Educational Services Corp.	52,550	0.0
2,666 (1)	Lindblad Expeditions Holdings, Inc.	38,444	0.0
2,625 (1)(2)	Livewire Group, Inc.	11,602	0.0
913 (1)	Lovesac Co.	13,467	0.0
1,783 (1)	M/I Homes, Inc.	228,135	0.1
1,468 (1)	Malibu Boats, Inc. - Class A	41,412	0.0
1,363 (1)	MarineMax, Inc.	33,025	0.0
1,920	Marriott Vacations Worldwide Corp.	110,765	0.1
1,369 (1)	MasterCraft Boat Holdings, Inc.	25,888	0.0
1,713 (1)	McGraw Hill, Inc.	28,264	0.0
4,702	Meritage Homes Corp.	309,392	0.2
6,826 (1)	Mister Car Wash, Inc.	37,953	0.0
3,546 (1)	Modine Manufacturing Co.	473,426	0.2
892	Monarch Casino & Resort, Inc.	85,364	0.1
2,074	Monro, Inc.	41,563	0.0
1,081 (1)	Motorcar Parts of America, Inc.	13,340	0.0
1,160	Movado Group, Inc.	23,919	0.0
197	Nathan's Famous, Inc.	18,433	0.0
5,318 (1)	National Vision Holdings, Inc.	137,311	0.1
2,180 (1)	Navan, Inc. - Class A	37,234	0.0
6,801	OneSpaWorld Holdings Ltd.	141,053	0.1
872 (1)(2)	OneWater Marine, Inc. - Class A	9,435	0.0
4,316 (1)	Overstock.com, Inc.	23,565	0.0
968	Oxford Industries, Inc.	33,106	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,222	Papa John's International, Inc.	$85,525	0.1
2,198	Patrick Industries, Inc.	238,329	0.1
25,796 (1)	Peloton Interactive, Inc. - Class A	158,903	0.1
4,375	Perdoceo Education Corp.	128,319	0.1
5,389 (1)	Petco Health & Wellness Co., Inc.	15,143	0.0
2,543	Phinia, Inc.	159,421	0.1
3,647	Polaris, Inc.	230,673	0.1
3,882 (1)	Portillo's, Inc. - Class A	17,624	0.0
614	RCI Hospitality Holdings, Inc.	14,638	0.0
6,671 (1)	RealReal, Inc.	105,268	0.1
3,332	Red Rock Resorts, Inc. - Class A	206,417	0.1
3,571	Rent-A-Center, Inc.	62,707	0.0
2,794 (1)	Revolve Group, Inc.	84,351	0.1
576	Rocky Brands, Inc.	16,894	0.0
6,027 (1)	Rush Street Interactive, Inc.	117,105	0.1
25,386 (1)	Sabre Corp.	34,525	0.0
6,844 (1)	Sally Beauty Holdings, Inc.	97,595	0.1
2,140 (1)(2)	Savers Value Village, Inc.	19,988	0.0
1,884 (1)	SeaWorld Entertainment, Inc.	68,389	0.0
4,099 (1)(2)	Serve Robotics, Inc.	42,548	0.0
2,635 (1)	Shake Shack, Inc. - Class A	213,883	0.1
1,294	Shoe Carnival, Inc.	21,843	0.0
2,712	Signet Jewelers Ltd.	224,771	0.1
6,530 (1)	Six Flags Entertainment Corp.	100,170	0.1
3,723 (1)	Skyline Champion Corp.	314,593	0.2
1,408 (1)	Sleep Number Corp.	11,912	0.0
3,154	Smith & Wesson Brands, Inc.	31,130	0.0
10,705 (1)(2)	Solid Power, Inc.	45,496	0.0
1,028	Sonic Automotive, Inc. - Class A	63,592	0.0
8,181 (1)	Sonos, Inc.	143,658	0.1
1,584	Standard Motor Products, Inc.	58,370	0.0
4,827	Steven Madden Ltd.	200,996	0.1
7,466 (1)	Stitch Fix, Inc. - Class A	39,196	0.0
1,626	Strategic Education, Inc.	130,405	0.1
296 (1)	Strattec Security Corp.	22,537	0.0
2,874 (1)	Stride, Inc.	186,609	0.1
1,032	Sturm Ruger & Co., Inc.	33,695	0.0
11,023	Super Group SGHC Ltd.	131,725	0.1
7,183 (1)	Sweetgreen, Inc. - Class A	48,557	0.0

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,463 (1)	Target Hospitality Corp.	$19,729	0.0
6,429 (1)	Taylor Morrison Home Corp.	378,475	0.2
6,420 (1)	ThredUp, Inc. - Class A	41,024	0.0
9,224 (1)	Topgolf Callaway Brands Corp.	107,644	0.1
5,719 (1)	Tri Pointe Homes, Inc.	179,977	0.1
6,583 (1)	Udemy, Inc.	38,511	0.0
3,151 (1)	Universal Technical Institute, Inc.	82,336	0.1
4,140 (1)	Urban Outfitters, Inc.	311,576	0.2
1,473 (1)	Viad Corp.	49,611	0.0
4,694 (1)	Victoria's Secret & Co.	254,274	0.1
1,870	Visteon Corp.	177,837	0.1
6,660 (1)	Warby Parker, Inc. - Class A	145,121	0.1
197	Winmark Corp.	79,773	0.1
1,871	Winnebago Industries, Inc.	75,813	0.0
5,378	Wolverine World Wide, Inc.	97,611	0.1
1,740 (1)	XPEL, Inc.	86,843	0.1
1,955 (1)	Xponential Fitness, Inc. - Class A	16,090	0.0
1,018 (1)	Zumiez, Inc.	26,519	0.0
		17,888,165	8.9

	Consumer Staples: 1.8%
2,228	Andersons, Inc.	118,463	0.1
5,587	B&G Foods, Inc.	24,024	0.0
8,229 (1)(2)	Beauty Health Co.	11,438	0.0
25,381 (1)(2)	Beyond Meat, Inc.	20,813	0.0
5,767 (1)(2)	BRC, Inc. - Class A	6,401	0.0
1,197	Calavo Growers, Inc.	26,035	0.0
2,942	Cal-Maine Foods, Inc.	234,095	0.1
4,151 (1)	Central Garden & Pet Co. - Class A	121,168	0.1
2,492 (1)	Chefs' Warehouse, Inc.	155,326	0.1
5,195	Dole PLC	77,873	0.0
2,937	Edgewell Personal Care Co.	50,076	0.0
4,297	Energizer Holdings, Inc.	85,467	0.1
2,345	Fresh Del Monte Produce, Inc.	83,552	0.1
6,439 (1)(2)	Grocery Outlet Holding Corp.	65,034	0.0
6,421 (1)	Hain Celestial Group, Inc.	6,871	0.0
7,038 (1)	Herbalife Ltd.	90,720	0.1
3,623 (1)	HF Foods Group, Inc.	7,790	0.0
6,464 (1)	Honest Co., Inc.	16,677	0.0
1,034	Ingles Markets, Inc. - Class A	70,881	0.0
1,196	Inter Parfums, Inc.	101,457	0.1
1,058	J & J Snack Foods Corp.	95,612	0.1
596	John B Sanfilippo & Son, Inc.	42,078	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,362	Lancaster Colony Corp.	$223,940	0.1
1,362	Limoneira Co.	17,195	0.0
2,666 (1)	Mama's Creations, Inc.	35,964	0.0
972	MGP Ingredients, Inc.	23,620	0.0
3,217 (1)	Mission Produce, Inc.	37,317	0.0
1,724 (1)	National Beverage Corp.	54,978	0.0
925	Natural Grocers by Vitamin Cottage, Inc.	23,171	0.0
1,024 (1)	Nature's Sunshine Products, Inc.	22,098	0.0
3,333	Nu Skin Enterprises, Inc. - Class A	32,064	0.0
734	Oil-Dri Corp. of America	35,922	0.0
10,607 (1)(2)	Olaplex Holdings, Inc.	14,213	0.0
1,751	PriceSmart, Inc.	214,795	0.1
337 (1)	Seneca Foods Corp. - Class A	37,282	0.0
6,377 (1)	Simply Good Foods Co.	128,050	0.1
1,651	Spectrum Brands Holdings, Inc.	97,541	0.1
6,640 (1)	SunOpta, Inc.	25,232	0.0
1,271	Tootsie Roll Industries, Inc.	46,557	0.0
3,495 (1)	TreeHouse Foods, Inc.	82,447	0.0
1,190	Turning Point Brands, Inc.	128,996	0.1
4,079 (1)	United Natural Foods, Inc.	137,340	0.1
1,719	Universal Corp.	90,677	0.1
764 (1)	USANA Health Sciences, Inc.	14,997	0.0
5,077	Utz Brands, Inc.	52,699	0.0
782	Village Super Market, Inc. - Class A	27,679	0.0
3,025 (1)	Vita Coco Co., Inc.	160,355	0.1
2,361 (1)	Vital Farms, Inc.	75,410	0.0
3,455 (1)	Waldencast PLC - Class A	6,495	0.0
927	WD-40 Co.	182,526	0.1
975	Weis Markets, Inc.	62,488	0.0
2,758 (1)(2)	Westrock Coffee Co.	11,225	0.0
2,359 (1)	Zevia PBC - Class A	5,473	0.0
		3,620,597	1.8

	Energy: 4.7%
11,439	Archrock, Inc.	297,643	0.2
2,640	Ardmore Shipping Corp.	27,958	0.0
5,290	Atlas Energy Solutions, Inc.	49,832	0.0
1,183 (1)	BKV Corp.	32,118	0.0
16,363	Borr Drilling Ltd.	65,943	0.0
2,024 (1)	Bristow Group, Inc.	74,119	0.1
4,659	Cactus, Inc. - Class A	212,823	0.1
5,099	California Resources Corp.	227,976	0.1

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,842 (1)	Calumet, Inc.	$96,211	0.1
1,128 (1)(2)	Centrus Energy Corp. - Class A	273,833	0.1
12,142 (1)	Clean Energy Fuels Corp.	25,498	0.0
8,875 (1)	CNX Resources Corp.	326,334	0.2
5,182 (1)	Comstock Resources, Inc.	120,119	0.1
3,355	Core Laboratories, Inc.	53,781	0.0
3,465	Core Natural Resources, Inc.	306,687	0.2
16,094	Crescent Energy Co. - Class A	135,029	0.1
2,211 (1)	CVR Energy, Inc.	56,248	0.0
4,143	Delek US Holdings, Inc.	122,881	0.1
9,019	DHT Holdings, Inc.	110,122	0.1
3,911	Diversified Energy Co.	56,631	0.0
1,640 (1)	DMC Global, Inc.	10,972	0.0
2,595	Dorian LPG Ltd.	63,162	0.0
13,176 (1)	Encore Energy Corp.	32,676	0.0
15,312 (1)	Energy Fuels, Inc./ Canada	222,636	0.1
1,499	Excelerate Energy, Inc. - Class A	42,047	0.0
6,487 (1)	Expro Group Holdings NV	86,601	0.1
2,143	FLEX LNG Ltd.	53,468	0.0
1,297	Flowco Holdings, Inc. - Class A	24,306	0.0
857 (1)	Forum Energy Technologies, Inc.	31,666	0.0
16,488 (1)(2)	Gevo, Inc.	32,976	0.0
6,564	Golar LNG Ltd.	244,246	0.1
3,978	Granite Ridge Resources, Inc.	18,697	0.0
4,558 (1)	Green Plains, Inc.	44,668	0.0
1,029 (1)	Gulfport Energy Corp.	214,022	0.1
9,947 (1)	Helix Energy Solutions Group, Inc.	62,368	0.0
6,654	Helmerich & Payne, Inc.	190,837	0.1
1,387 (2)	HighPeak Energy, Inc.	6,574	0.0
1,079 (1)	Infinity Natural Resources, Inc. - Class A	15,894	0.0
2,819 (1)	Innovex International, Inc.	61,652	0.0
2,773	International Seaways, Inc.	134,629	0.1
2,940	Kinetik Holdings, Inc.	105,987	0.1
5,677	Kodiak Gas Services, Inc.	212,320	0.1
2,746 (1)	Kolibri Global Energy, Inc.	10,792	0.0
33,126 (1)	Kosmos Energy Ltd.	30,059	0.0
10,744	Liberty Energy, Inc.	198,334	0.1
1,759 (1)	Lightbridge Corp.	22,234	0.0
12,270	Magnolia Oil & Gas Corp. - Class A	268,590	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
9,254	Murphy Oil Corp.	$289,187	0.2
979 (1)	Nabors Industries Ltd.	53,160	0.0
4,359 (1)	National Energy Services Reunited Corp.	68,262	0.0
854	Natural Gas Services Group, Inc.	28,737	0.0
2,343	Navigator Holdings Ltd.	40,581	0.0
11,658 (1)(2)	New Fortress Energy, Inc.	13,290	0.0
9,134 (1)	NextDecade Corp.	48,136	0.0
8,628	Noble Corp. PLC	243,655	0.1
15,034	Nordic American Tankers Ltd.	51,717	0.0
6,577	Northern Oil and Gas, Inc.	141,208	0.1
6,805 (1)	Oceaneering International, Inc.	163,524	0.1
4,223 (1)	Oil States International, Inc.	28,590	0.0
3,466 (1)	Par Pacific Holdings, Inc.	121,795	0.1
23,837	Patterson-UTI Energy, Inc.	145,644	0.1
5,733	PBF Energy, Inc. - Class A	155,479	0.1
8,326	Peabody Energy Corp.	247,282	0.1
5,830 (1)	ProPetro Holding Corp.	55,443	0.0
2,102 (1)	REX American Resources Corp.	67,937	0.0
983	Riley Exploration Permian, Inc.	25,951	0.0
6,270	RPC, Inc.	34,109	0.0
5,112 (1)(2)	Sable Offshore Corp.	46,110	0.0
2,765	SandRidge Energy, Inc.	39,899	0.0
3,037	Scorpio Tankers, Inc.	154,371	0.1
1,996 (1)	SEACOR Marine Holdings, Inc.	12,016	0.0
4,356 (1)	Seadrill Ltd.	150,718	0.1
6,590	Select Water Solutions, Inc.	69,327	0.0
8,408	SFL Corp. Ltd.	65,666	0.0
7,671	SM Energy Co.	143,448	0.1
2,769	Solaris Oilfield Infrastructure, Inc. - Class A	127,291	0.1
730 (1)	Summit Midstream Corp.	19,476	0.0
8,713 (1)	Talos Energy, Inc.	96,017	0.1
3,841	Teekay Corp. Ltd.	34,684	0.0
1,660	Teekay Tankers Ltd. - Class A	88,677	0.1
8,894 (1)	TETRA Technologies, Inc.	83,337	0.1
3,406 (1)	Tidewater, Inc.	172,037	0.1
59,623 (1)	Transocean Ltd.	246,243	0.1
31,969 (1)	Uranium Energy Corp.	373,398	0.2
8,415	VAALCO Energy, Inc.	30,631	0.0

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,281 (1)	Valaris Ltd.	$215,762	0.1
2,025 (2)	Vitesse Energy, Inc.	39,001	0.0
7,795	W&T Offshore, Inc.	12,706	0.0
3,641	World Fuel Services Corp.	85,309	0.1
		9,444,010	4.7

	Financials: 17.1%
1,400	1st Source Corp.	87,486	0.1
2,340	Abacus Global Management, Inc.	20,007	0.0
860	ACNB Corp.	41,581	0.0
1,805	Alerus Financial Corp.	40,649	0.0
3,577 (1)	AlTi Global, Inc.	16,597	0.0
1,720	Amalgamated Financial Corp.	55,092	0.0
3,075 (1)	Ambac Financial Group, Inc.	23,923	0.0
2,687	Amerant Bancorp, Inc.	52,423	0.0
1,919	American Coastal Insurance Corp.	24,237	0.0
4,400	Ameris Bancorp	326,788	0.2
1,360	AMERISAFE, Inc.	52,238	0.0
9,892	Apollo Commercial Real Estate Finance, Inc.	95,755	0.1
13,150 (2)	Arbor Realty Trust, Inc.	102,044	0.1
4,520 (2)	Ares Commercial Real Estate Corp.	21,606	0.0
7,005	ARMOUR Residential REIT, Inc.	123,918	0.1
1,485	Arrow Financial Corp.	46,629	0.0
4,197	Artisan Partners Asset Management, Inc. - Class A	170,986	0.1
762 (1)	Aspen Insurance Holdings Ltd. - Class A	28,270	0.0
10,772	Associated Banc-Corp.	277,487	0.1
9,584	Atlantic Union Bankshares Corp.	338,315	0.2
424 (1)	Atlanticus Holdings Corp.	28,387	0.0
3,720 (1)	Axos Financial, Inc.	320,515	0.2
975 (1)	Bakkt Holdings, Inc.	9,789	0.0
8,605	Banc of California, Inc.	165,990	0.1
1,461	BancFirst Corp.	154,895	0.1
2,000	Banco Latinoamericano de Comercio Exterior SA - Class E	89,200	0.1
2,886 (1)	Bancorp, Inc.	194,863	0.1
678	Bank First Corp.	82,594	0.1
2,589	Bank of Hawaii Corp.	177,010	0.1
1,301	Bank of Marin Bancorp	33,839	0.0
2,863	Bank of NT Butterfield & Son Ltd.	142,635	0.1
4,988	BankUnited, Inc.	222,315	0.1
698	Bankwell Financial Group, Inc.	31,982	0.0
2,302	Banner Corp.	144,243	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,408	Bar Harbor Bankshares	$43,718	0.0
1,161	BayCom Corp.	34,133	0.0
5,647	Berkshire Hills Bancorp, Inc.	148,911	0.1
375 (1)	Better Home & Finance Holding Co.	12,217	0.0
24,679	BGC Group, Inc. - Class A	220,383	0.1
10,946	Blackstone Mortgage Trust, Inc. - Class A	209,397	0.1
2,162 (1)	Blue Foundry Bancorp	26,874	0.0
1,157 (1)	Bowhead Specialty Holdings, Inc.	33,021	0.0
3,104	Bread Financial Holdings, Inc.	229,789	0.1
1,897 (1)	Bridgewater Bancshares, Inc.	33,254	0.0
1,926	Brightsphere Investment Group, Inc.	90,522	0.1
10,026	BrightSpire Capital, Inc.	56,146	0.0
4,835 (1)	BRP Group, Inc. - Class A	116,185	0.1
13,754	Burford Capital Ltd.	122,686	0.1
1,048	Burke & Herbert Financial Services Corp.	65,301	0.0
2,303	Business First Bancshares, Inc.	60,200	0.0
2,432	Byline Bancorp, Inc.	70,893	0.0
12,354	Cadence Bank	529,245	0.3
1,900	California BanCorp	35,473	0.0
1,373	Camden National Corp.	59,561	0.0
3,577	Cannae Holdings, Inc.	56,266	0.0
3,593 (1)	Cantaloupe, Inc.	38,158	0.0
1,037	Capital Bancorp, Inc.	29,212	0.0
1,319	Capital City Bank Group, Inc.	56,150	0.0
9,055	Capitol Federal Financial, Inc.	61,665	0.0
2,023 (1)	Carter Bankshares, Inc.	39,772	0.0
1,023	Cass Information Systems, Inc.	42,475	0.0
4,499	Cathay General Bancorp	217,707	0.1
2,046	Central Pacific Financial Corp.	63,753	0.0
5,796	Chimera Investment Corp.	72,044	0.0
1,099	ChoiceOne Financial Services, Inc.	32,442	0.0
1,563	Citizens & Northern Corp.	31,526	0.0
413	Citizens Financial Services, Inc.	23,549	0.0
3,729 (1)(2)	Citizens, Inc.	18,011	0.0
981	City Holding Co.	116,935	0.1

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,474	Civista Bancshares, Inc.	$32,752	0.0
6,933 (1)	Claros Mortgage Trust, Inc.	21,215	0.0
1,849	CNB Financial Corp.	48,388	0.0
6,562	CNO Financial Group, Inc.	278,688	0.1
900 (1)	Coastal Financial Corp.	103,131	0.1
1,894	Cohen & Steers, Inc.	118,905	0.1
2,483 (1)(2)	Columbia Financial, Inc.	38,586	0.0
3,657	Community Bank System, Inc.	210,058	0.1
1,291	Community Trust Bancorp, Inc.	72,941	0.0
1,519	Community West Bancshares	34,177	0.0
4,865	Compass Diversified Holdings	23,352	0.0
3,496	ConnectOne Bancorp, Inc.	91,665	0.1
2,023 (1)	Customers Bancorp, Inc.	147,922	0.1
8,816	CVB Financial Corp.	163,978	0.1
677 (1)	Dave, Inc.	149,895	0.1
188	Diamond Hill Investment Group, Inc.	31,866	0.0
11,691	DigitalBridge Group, Inc.	179,340	0.1
2,879	Dime Community Bancshares, Inc.	86,629	0.1
1,809 (1)	Donnelley Financial Solutions, Inc.	84,462	0.1
7,473	Dynex Capital, Inc.	104,697	0.1
1,991	Eagle Bancorp, Inc.	42,647	0.0
14,757	Eastern Bankshares, Inc.	271,972	0.1
1,951 (1)	eHealth, Inc.	8,975	0.0
6,646	Ellington Financial, Inc.	90,253	0.1
1,673	Employers Holdings, Inc.	72,223	0.0
2,135	Enact Holdings, Inc.	84,631	0.1
1,587 (1)	Encore Capital Group, Inc.	86,253	0.1
1,653 (1)	Enova International, Inc.	259,852	0.1
2,565	Enterprise Financial Services Corp.	138,510	0.1
1,292	Equity Bancshares, Inc. - Class A	57,688	0.0
519	Esquire Financial Holdings, Inc.	52,974	0.0
6,379	Essent Group Ltd.	414,699	0.2
4,415	EVERTEC, Inc.	128,432	0.1
2,502	F&G Annuities & Life, Inc.	77,187	0.0
1,257	Farmers & Merchants Bancorp, Inc./Archbold OH	31,073	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,176	Farmers National Banc Corp.	$42,304	0.0
2,840	FB Financial Corp.	158,472	0.1
631	Federal Agricultural Mortgage Corp. - Class C	110,785	0.1
4,139	Fidelis Insurance Holdings Ltd.	81,000	0.1
521	Fidelity D&D Bancorp, Inc.	22,679	0.0
1,456	Financial Institutions, Inc.	45,384	0.0
1,270	First Bancorp, Inc.	33,579	0.0
10,546	First BanCorp/Puerto Rico	218,619	0.1
2,842	First Bancorp/Southern Pines NC	144,345	0.1
2,293	First Bank/Hamilton NJ	37,743	0.0
5,818	First Busey Corp.	138,410	0.1
713	First Business Financial Services, Inc.	38,716	0.0
143	First Capital, Inc.	8,466	0.0
6,963	First Commonwealth Financial Corp.	117,396	0.1
1,374	First Community Bankshares, Inc.	46,345	0.0
6,431	First Financial Bancorp	160,904	0.1
9,178	First Financial Bankshares, Inc.	274,147	0.1
963	First Financial Corp.	58,184	0.0
4,869 (1)	First Foundation, Inc.	29,993	0.0
5,844	First Interstate BancSystem, Inc. - Class A	202,202	0.1
3,944	First Merchants Corp.	147,821	0.1
1,873	First Mid Bancshares, Inc.	73,047	0.0
2,699	FirstCash Holdings, Inc.	430,167	0.2
963 (1)	Firstsun Capital Bancorp	36,243	0.0
1,471	Five Star Bancorp	52,632	0.0
2,442	Flushing Financial Corp.	37,045	0.0
8,199 (1)	Flywire Corp.	116,098	0.1
744 (1)	Forge Global Holdings, Inc.	33,153	0.0
6,275	Franklin BSP Realty Trust, Inc.	62,938	0.0
11,898	Fulton Financial Corp.	229,988	0.1
652 (1)	GBank Financial Holdings, Inc.	22,096	0.0
3,263 (2)	GCM Grosvenor, Inc. - Class A	36,937	0.0
27,106 (1)	Genworth Financial, Inc. - Class A	244,767	0.1
2,648	German American Bancorp, Inc.	103,749	0.1
8,577	Glacier Bancorp, Inc.	377,817	0.2

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,639	Goosehead Insurance, Inc. - Class A	$120,712	0.1
733	Great Southern Bancorp, Inc.	45,123	0.0
3,802 (1)	Green Dot Corp. - Class A	48,704	0.0
675	Greene County Bancorp, Inc.	15,005	0.0
2,337 (1)	Greenlight Capital Re Ltd. - Class A	34,073	0.0
3,150 (1)	Hamilton Insurance Group Ltd. - Class B	87,885	0.1
5,539	Hancock Whitney Corp.	352,724	0.2
2,311	Hanmi Financial Corp.	62,466	0.0
8,358	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	262,692	0.1
562	Hawthorn Bancshares, Inc.	19,603	0.0
1,428	HBT Financial, Inc.	36,914	0.0
629	HCI Group, Inc.	120,573	0.1
4,543	Heritage Commerce Corp.	54,561	0.0
2,587	Heritage Financial Corp.	61,183	0.0
1,524 (1)	Heritage Insurance Holdings, Inc.	44,592	0.0
2,942	Hilltop Holdings, Inc.	99,851	0.1
107 (2)	Hingham Institution For Savings The	30,384	0.0
1,295 (1)	Hippo Holdings, Inc.	38,954	0.0
606	Home Bancorp, Inc.	35,027	0.0
12,555	Home BancShares, Inc.	348,778	0.2
2,370	HomeStreet, Inc. - Class A	34,673	0.0
1,337	HomeTrust Bancshares, Inc.	57,411	0.0
8,427	Hope Bancorp, Inc.	92,360	0.1
2,830	Horace Mann Educators Corp.	130,689	0.1
3,553	Horizon Bancorp, Inc.	60,259	0.0
3,422	Independent Bank Corp.	250,080	0.1
1,605	Independent Bank Corp. Michigan	52,211	0.0
2,279 (1)	Innventure, Inc.	9,526	0.0
3,729	International Bancshares Corp.	247,755	0.1
2,026 (1)	International Money Express, Inc.	31,119	0.0
4,706 (2)	Invesco Mortgage Capital, Inc.	39,577	0.0
95	Investors Title Co.	23,716	0.0
4,660	Jackson Financial, Inc. - Class A	496,989	0.3
2,658	James River Group Holdings, Inc.	16,905	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,289	John Marshall Bancorp, Inc.	$25,767	0.0
4,563	Kearny Financial Corp.	33,812	0.0
824	Kingstone Cos., Inc.	13,868	0.0
1,397 (1)	Kingsway Financial Services, Inc.	18,790	0.0
4,169	KKR Real Estate Finance Trust, Inc.	34,269	0.0
8,468	Ladder Capital Corp.	93,063	0.1
1,792	Lakeland Financial Corp.	102,252	0.1
4,051 (1)	Lemonade, Inc.	288,350	0.2
7,563 (1)	LendingClub Corp.	143,243	0.1
762 (1)	LendingTree, Inc.	40,455	0.0
2,487	Live Oak Bancshares, Inc.	85,428	0.1
5,379 (1)	loanDepot, Inc. - Class A	11,135	0.0
3,360	Marex Group PLC	128,890	0.1
25,749 (1)	Marqeta, Inc. - Class A	122,308	0.1
3,622 (1)	MBIA, Inc.	25,934	0.0
1,252	Mercantile Bank Corp.	60,221	0.0
1,856	Merchants Bancorp	63,215	0.0
1,835	Mercury General Corp.	172,600	0.1
1,829	Metrocity Bankshares, Inc.	48,542	0.0
692	Metropolitan Bank Holding Corp.	52,841	0.0
7,433	MFA Financial, Inc.	69,201	0.0
1,372 (1)	Miami International Holdings, Inc.	60,889	0.0
1,580	Mid Penn Bancorp, Inc.	49,012	0.0
735	Middlefield Banc Corp.	25,387	0.0
1,603	Midland States Bancorp, Inc.	33,936	0.0
1,263	MidWestOne Financial Group, Inc.	48,625	0.0
5,031	Moelis & Co. - Class A	345,831	0.2
1,029	MVB Financial Corp.	26,579	0.0
2,663	National Bank Holdings Corp. - Class A	101,221	0.1
4,634	Navient Corp.	60,242	0.0
2,917	NB Bancorp, Inc.	57,815	0.0
3,494	NBT Bancorp, Inc.	145,071	0.1
778	Nelnet, Inc. - Class A	103,443	0.1
2,879 (1)	NerdWallet, Inc. - Class A	39,010	0.0
20,574	New York Community Bancorp, Inc.	259,027	0.1
6,878	New York Mortgage Trust, Inc.	50,209	0.0
1,793	NewtekOne, Inc.	20,351	0.0
944	Nicolet Bankshares, Inc.	114,507	0.1
5,350 (1)	NMI Holdings, Inc. - Class A	218,226	0.1
555	Northeast Bank	57,681	0.0
1,164	Northeast Community Bancorp, Inc.	26,318	0.0

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,089	Northfield Bancorp, Inc.	$35,307	0.0
1,580	Northrim BanCorp, Inc.	42,044	0.0
8,983	Northwest Bancshares, Inc.	107,796	0.1
843	Norwood Financial Corp.	23,646	0.0
4,029	OceanFirst Financial Corp.	72,321	0.0
509 (1)	Ocwen Financial Corp.	23,307	0.0
3,007	OFG Bancorp	123,227	0.1
22,576	Old National Bancorp	503,671	0.3
3,363	Old Second Bancorp, Inc.	65,578	0.0
7,387 (1)	Open Lending Corp.	11,450	0.0
2,513 (1)	Oportun Financial Corp.	13,294	0.0
1,720	OppFi, Inc.	17,991	0.0
849	Orange County Bancorp, Inc.	24,239	0.0
7,125	Orchid Island Capital, Inc.	51,300	0.0
2,114	Origin Bancorp, Inc.	79,508	0.1
1,362	Orrstown Financial Services, Inc.	48,242	0.0
13,222 (1)	Oscar Health, Inc. - Class A	190,000	0.1
3,586	P10, Inc. - Class A	35,179	0.0
12,456	Pagseguro Digital Ltd. - Class A	120,076	0.1
1,816 (1)	Palomar Holdings, Inc.	244,724	0.1
1,032	Park National Corp.	157,050	0.1
1,520	Pathward Financial, Inc.	107,920	0.1
4,188	Patria Investments Ltd. - Class A	66,547	0.0
4,465 (1)	Patriot National Bancorp, Inc.	8,126	0.0
19,306 (1)	Payoneer Global, Inc.	108,500	0.1
2,352 (1)	Paysafe Ltd.	19,028	0.0
2,538 (1)	Paysign, Inc.	13,071	0.0
1,292	Peapack-Gladstone Financial Corp.	35,982	0.0
2,016	PennyMac Financial Services, Inc.	265,789	0.1
6,400	PennyMac Mortgage Investment Trust	80,320	0.1
2,575	Peoples Bancorp, Inc.	77,327	0.0
890	Peoples Financial Services Corp.	43,352	0.0
4,045	Perella Weinberg Partners	69,979	0.0
1,189	Piper Sandler Cos.	403,915	0.2
1,572	PJT Partners, Inc. - Class A	262,838	0.1
584	Plumas Bancorp	26,099	0.0
1,975 (1)	Ponce Financial Group, Inc.	32,291	0.0
2,838 (1)	PRA Group, Inc.	50,204	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
840	Preferred Bank/Los Angeles CA	$79,321	0.0
1,806 (1)	Priority Technology Holdings, Inc.	9,843	0.0
3,324 (1)	ProAssurance Corp.	80,308	0.1
2,716	PROG Holdings, Inc.	80,095	0.1
8,687	Provident Financial Services, Inc.	171,568	0.1
1,189	QCR Holdings, Inc.	99,044	0.1
9,151	Radian Group, Inc.	329,344	0.2
12,182	Ready Capital Corp.	26,557	0.0
501	Red River Bancshares, Inc.	35,786	0.0
9,811	Redwood Trust, Inc.	54,255	0.0
712	Regional Management Corp.	27,590	0.0
10,755 (1)	Remitly Global, Inc.	148,419	0.1
6,402	Renasant Corp.	225,478	0.1
5,780 (1)	Repay Holdings Corp.	21,097	0.0
699	Republic Bancorp, Inc. - Class A	48,224	0.0
796 (1)	Root, Inc. - Class A	57,495	0.0
2,749	S&T Bancorp, Inc.	108,173	0.1
1,041	Safety Insurance Group, Inc.	81,104	0.1
5,804	Seacoast Banking Corp. of Florida	182,362	0.1
4,147	Selective Insurance Group, Inc.	346,979	0.2
9,782 (1)	Selectquote, Inc.	13,793	0.0
3,537	ServisFirst Bancshares, Inc.	253,921	0.1
1,069 (1)	Sezzle, Inc.	67,855	0.0
2,624	Shore Bancshares, Inc.	46,392	0.0
1,254	Sierra Bancorp	40,981	0.0
9,517	Simmons First National Corp. - Class A	179,395	0.1
7,085 (1)	SiriusPoint Ltd.	155,091	0.1
2,525 (1)	Skyward Specialty Insurance Group, Inc.	129,053	0.1
1,378 (1)	Slide Insurance Holdings, Inc.	26,843	0.0
1,339	SmartFinancial, Inc.	49,530	0.0
1,155	South Plains Financial, Inc.	44,814	0.0
738 (1)	Southern First Bancshares, Inc.	38,022	0.0
801	Southern Missouri Bancorp, Inc.	47,355	0.0
2,233	Southside Bancshares, Inc.	67,861	0.0
3,524	Stellar Bancorp, Inc.	109,033	0.1
4,523	StepStone Group, Inc. - Class A	290,241	0.2
1,928	Stewart Information Services Corp.	135,461	0.1
1,842	Stock Yards Bancorp, Inc.	119,638	0.1
17,077 (1)	StoneCo Ltd. - Class A	252,569	0.1

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,121 (1)	StoneX Group, Inc.	$296,901	0.2
3,053 (1)	Texas Capital Bancshares, Inc.	276,419	0.1
1,047 (1)	Third Coast Bancshares, Inc.	39,796	0.0
913	Timberland Bancorp, Inc.	32,685	0.0
1,823	Tiptree, Inc.	33,306	0.0
1,005	Tompkins Financial Corp.	72,883	0.0
5,036	Towne Bank/ Portsmouth VA	168,051	0.1
5,708	TPG RE Finance Trust, Inc.	49,146	0.0
2,274	TriCo Bancshares	107,719	0.1
7,878 (1)	Triller Group, Inc.	252	0.0
1,554 (1)	Triumph Financial, Inc.	97,327	0.1
2,538 (1)	Trupanion, Inc.	94,845	0.1
1,511	TrustCo Bank Corp. NY	62,450	0.0
3,837	Trustmark Corp.	149,451	0.1
7,379	Two Harbors Investment Corp.	77,480	0.0
4,868	UMB Financial Corp.	560,015	0.3
9,286	United Bankshares, Inc.	356,582	0.2
8,202	United Community Banks, Inc.	256,066	0.1
1,489	United Fire Group, Inc.	54,125	0.0
610	Unity Bancorp, Inc.	31,549	0.0
1,826	Universal Insurance Holdings, Inc.	61,719	0.0
2,251	Univest Financial Corp.	73,698	0.0
5,794 (1)	Upstart Holdings, Inc.	253,372	0.1
31,655	Valley National Bancorp	369,730	0.2
3,028	Victory Capital Holdings, Inc. - Class A	191,037	0.1
461	Virtus Investment Partners, Inc.	75,212	0.0
2,281	Walker & Dunlop, Inc.	137,202	0.1
5,160	Washington Federal, Inc.	165,275	0.1
1,385	Washington Trust Bancorp, Inc.	40,927	0.0
1,489	Waterstone Financial, Inc.	24,643	0.0
18,118 (1)	Webull Corp.	140,777	0.1
6,393	WesBanco, Inc.	212,503	0.1
1,642	West BanCorp, Inc.	36,436	0.0
1,690	Westamerica BanCorp	80,833	0.1
8,661	WisdomTree, Inc.	105,578	0.1
227 (1)	World Acceptance Corp.	31,869	0.0
3,769	WSFS Financial Corp.	208,200	0.1
		34,564,874	17.1

	Health Care: 18.3%
7,272 (1)	10X Genomics, Inc. - Class A	118,606	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,093 (1)	4D Molecular Therapeutics, Inc.	$23,197	0.0
816 (1)	Aardvark Therapeutics, Inc.	10,710	0.0
3,029 (1)(2)	Abeona Therapeutics, Inc.	15,963	0.0
8,878 (1)(2)	Absci Corp.	30,984	0.0
8,465 (1)	ACADIA Pharmaceuticals, Inc.	226,100	0.1
7,814 (1)	Accuray, Inc.	6,443	0.0
6,775 (1)	Aclaris Therapeutics, Inc.	20,393	0.0
6,733 (1)	AdaptHealth Corp.	67,061	0.0
10,207 (1)	Adaptive Biotechnologies Corp.	165,762	0.1
5,626 (1)	ADC Therapeutics SA	19,860	0.0
1,263 (1)	Addus HomeCare Corp.	135,634	0.1
15,763 (1)	ADMA Biologics, Inc.	287,517	0.2
21,480 (1)	agilon health, Inc.	14,793	0.0
3,848 (1)	Agios Pharmaceuticals, Inc.	104,743	0.1
16,852 (1)	Akebia Therapeutics, Inc.	27,132	0.0
4,841 (1)(3)(4)	Akero Therapeutics, Inc.	3,147	0.0
3,844 (1)	Aldeyra Therapeutics, Inc.	19,912	0.0
5,442 (1)	Alector, Inc.	8,490	0.0
10,887 (1)	Alignment Healthcare, Inc.	215,018	0.1
11,005 (1)	Alkermes PLC	307,920	0.2
10,696 (1)	Allogene Therapeutics, Inc.	14,654	0.0
7,931 (1)	Alphatec Holdings, Inc.	166,868	0.1
5,318 (1)	Altimmune, Inc.	19,198	0.0
3,818 (1)	Alumis, Inc.	37,264	0.0
19,468 (1)	Amicus Therapeutics, Inc.	277,224	0.1
2,676 (1)	AMN Healthcare Services, Inc.	42,174	0.0
10,440 (1)	Amneal Pharmaceuticals, Inc.	131,544	0.1
2,539 (1)	Amphastar Pharmaceuticals, Inc.	67,994	0.0
5,789 (1)	Amylyx Pharmaceuticals, Inc.	69,931	0.0
1,300 (1)	AnaptysBio, Inc.	63,024	0.0
5,886 (1)	Anavex Life Sciences Corp.	20,954	0.0
2,838 (1)	AngioDynamics, Inc.	36,440	0.0
1,222 (1)	ANI Pharmaceuticals, Inc.	96,465	0.1
1,009 (1)	Anika Therapeutics, Inc.	9,696	0.0
7,165 (1)	Annexon, Inc.	35,968	0.0
2,235 (1)	Anteris Technologies Global Corp.	11,153	0.0
2,524 (1)	Apogee Therapeutics, Inc.	190,512	0.1

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,892 (1)	Apollo Medical Holdings, Inc.	$71,751	0.0
6,589 (1)(2)	Aquestive Therapeutics, Inc.	42,565	0.0
11,093 (1)	Arbutus Biopharma Corp.	53,357	0.0
2,380 (1)	Arcellx, Inc.	155,176	0.1
1,749 (1)	Arcturus Therapeutics Holdings, Inc.	10,721	0.0
5,085 (1)	Arcus Biosciences, Inc.	121,176	0.1
7,282 (1)	Arcutis Biotherapeutics, Inc.	211,469	0.1
16,335 (1)	Ardelyx, Inc.	95,233	0.1
1,844 (1)	Ardent Health Partners, Inc.	16,283	0.0
1,747 (1)(2)	ArriVent Biopharma, Inc.	35,150	0.0
8,897 (1)	Arrowhead Pharmaceuticals, Inc.	590,672	0.3
3,817 (1)(2)	ARS Pharmaceuticals, Inc.	44,468	0.0
2,727 (1)	Artivion, Inc.	124,378	0.1
4,444 (1)	Arvinas, Inc.	52,706	0.0
3,175 (1)	Astria Therapeutics, Inc.	41,561	0.0
6,044 (1)	Atea Pharmaceuticals, Inc.	21,577	0.0
3,328 (1)	AtriCure, Inc.	131,656	0.1
6,256 (1)(2)	aTyr Pharma, Inc.	4,899	0.0
3,162 (1)	Aura Biosciences, Inc.	17,233	0.0
8,159 (1)	Aurinia Pharmaceuticals, Inc.	130,136	0.1
6,104 (1)	Avadel Pharmaceuticals PLC	131,541	0.1
3,364 (1)	Avanos Medical, Inc.	37,778	0.0
4,010 (1)	Aveanna Healthcare Holdings, Inc.	32,762	0.0
7,724 (1)	Avidity Biosciences, Inc.	557,132	0.3
1,144 (1)(2)	Avita Medical, Inc.	3,947	0.0
3,066 (1)	Axogen, Inc.	100,350	0.1
2,797 (1)	Axsome Therapeutics, Inc.	510,844	0.3
2,769 (1)	Azenta, Inc.	92,097	0.1
6,473 (1)	Beam Therapeutics, Inc.	179,432	0.1
1,121 (1)	Benitec Biopharma, Inc.	15,100	0.0
2,554 (1)	Beta Bionics, Inc.	77,820	0.1
2,257 (1)	Bicara Therapeutics, Inc.	37,985	0.0
1,480 (1)	BioAge Labs, Inc.	19,580	0.0
14,228 (1)	BioCryst Pharmaceuticals, Inc.	110,978	0.1
6,246 (1)	Biohaven Ltd.	70,517	0.0
2,638 (1)	BioLife Solutions, Inc.	63,787	0.0
2,230 (1)	Biote Corp. - Class A	5,798	0.0
3,490 (1)	Bioventus, Inc. - Class A	25,966	0.0
4,715 (1)	Blade Air Mobility, Inc.	22,679	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,775 (1)	Bridgebio Pharma, Inc.	$824,180	0.4
354 (1)	Bright Minds Biosciences, Inc.	27,626	0.0
7,356 (1)	BrightSpring Health Services, Inc.	275,482	0.1
15,994 (1)	Brookdale Senior Living, Inc.	172,575	0.1
13,762 (1)	Butterfly Network, Inc.	52,296	0.0
2,786 (1)(2)	Candel Therapeutics, Inc.	15,741	0.0
2,639 (1)	Capricor Therapeutics, Inc.	76,162	0.0
4,612 (1)	Cardiff Oncology, Inc.	12,960	0.0
3,644 (1)	CareDx, Inc.	68,653	0.0
710 (1)(2)	Cartesian Therapeutics, Inc.	5,119	0.0
1,995 (1)	Castle Biosciences, Inc.	77,605	0.0
7,894 (1)	Catalyst Pharmaceuticals, Inc.	184,246	0.1
2,147 (1)	Celcuity, Inc.	214,142	0.1
4,548 (1)	Celldex Therapeutics, Inc.	123,524	0.1
1,826 (1)	Ceribell, Inc.	40,044	0.0
14,298 (1)	Cerus Corp.	29,454	0.0
3,771 (1)	CG oncology, Inc.	156,572	0.1
3,390 (1)	ChromaDex Corp.	21,560	0.0
1,311 (1)	Cidara Therapeutics, Inc.	289,587	0.2
553 (1)(2)	Claritev Corp.	23,641	0.0
1,904 (1)	ClearPoint Neuro, Inc.	26,047	0.0
28,322 (1)	Clover Health Investments Corp.	66,557	0.0
5,839 (1)	Codexis, Inc.	9,518	0.0
9,460 (1)	Cogent Biosciences, Inc.	336,019	0.2
6,445 (1)	Coherus Biosciences, Inc.	9,152	0.0
2,165 (1)	Collegium Pharmaceutical, Inc.	100,240	0.1
9,059 (1)	Community Health Systems, Inc.	28,264	0.0
8,594 (1)	Compass Therapeutics, Inc.	46,150	0.0
772 (1)	Computer Programs and Systems, Inc.	17,038	0.0
8,005	Concentra Group Holdings Parent, Inc.	157,538	0.1
2,124	CONMED Corp.	86,234	0.1
4,692 (1)(2)	CorMedix, Inc.	54,568	0.0
2,008 (1)	CorVel Corp.	135,881	0.1
3,748 (1)	Corvus Pharmaceuticals, Inc.	28,860	0.0
6,245 (1)	Crinetics Pharmaceuticals, Inc.	290,705	0.2
5,756 (1)(2)	CRISPR Therapeutics AG	301,845	0.2
2,204 (1)	Cross Country Healthcare, Inc.	17,852	0.0
3,486 (1)	CryoPort, Inc.	33,466	0.0

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,898 (1)	Cullinan Oncology, Inc.	$40,344	0.0
1,260 (1)	CVRx, Inc.	8,946	0.0
8,115 (1)	Cytek Biosciences, Inc.	40,981	0.0
8,062 (1)	Cytokinetics, Inc.	512,259	0.3
4,958 (1)	Day One Biopharmaceuticals, Inc.	46,209	0.0
3,046 (1)	Definitive Healthcare Corp.	8,742	0.0
2,173 (1)	Delcath Systems, Inc.	21,947	0.0
8,975 (1)	Denali Therapeutics, Inc.	148,177	0.1
2,143 (1)	Design Therapeutics, Inc.	20,101	0.0
2,173 (1)	DiaMedica Therapeutics, Inc.	17,297	0.0
1,597 (1)	Dianthus Therapeutics, Inc.	65,812	0.0
1,633 (1)	Disc Medicine, Inc.	129,677	0.1
7,393 (1)	DocGo, Inc.	6,490	0.0
6,954 (1)	Dynavax Technologies Corp.	106,953	0.1
8,500 (1)	Dyne Therapeutics, Inc.	166,260	0.1
4,658 (1)	Edgewise Therapeutics, Inc.	115,588	0.1
6,098 (1)	Editas Medicine, Inc.	12,501	0.0
4,566 (1)	Eledon Pharmaceuticals, Inc.	6,895	0.0
4,054	Embecta Corp.	48,162	0.0
3,594 (1)	Emergent BioSolutions, Inc.	44,422	0.0
1,733 (1)	Enanta Pharmaceuticals, Inc.	27,329	0.0
3,542 (1)	Enhabit, Inc.	32,657	0.0
2,642 (1)	Enliven Therapeutics, Inc.	40,687	0.0
3,834 (1)	Enovis Corp.	102,138	0.1
3,793	Ensign Group, Inc.	660,741	0.3
2,116 (1)	Entrada Therapeutics, Inc.	21,752	0.0
12,378 (1)	Erasca, Inc.	46,046	0.0
15,383 (1)	Esperion Therapeutics, Inc.	56,917	0.0
1,881 (1)	Eton Pharmaceuticals, Inc.	31,808	0.0
8,218 (1)	Evolent Health, Inc. - Class A	32,872	0.0
3,691 (1)	Evolus, Inc.	24,545	0.0
4,979 (1)	EyePoint Pharmaceuticals, Inc.	90,966	0.1
8,110 (1)	Fate Therapeutics, Inc.	7,969	0.0
1,830 (1)	Fennec Pharmaceuticals, Inc.	14,091	0.0
2,510 (1)	Foghorn Therapeutics, Inc.	13,554	0.0
6,261 (1)	Fortrea Holdings, Inc.	108,002	0.1
3,054 (1)	Fulcrum Therapeutics, Inc.	34,541	0.0
1,478 (1)	Fulgent Genetics, Inc.	38,827	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,284 (1)	GeneDx Holdings Corp.	$166,997	0.1
40,693 (1)	Geron Corp.	53,715	0.0
2,735 (1)(2)	Ginkgo Bioworks Holdings, Inc.	22,728	0.0
3,785 (1)	Glaukos Corp.	427,364	0.2
13,728 (1)	Gossamer Bio, Inc.	42,557	0.0
2,359 (1)	GRAIL, Inc.	201,907	0.1
8,224 (1)	Guardant Health, Inc.	839,999	0.4
1,219 (1)	Guardian Pharmacy Services, Inc. - Class A	36,680	0.0
3,257 (1)	Haemonetics Corp.	261,049	0.1
2,952 (1)	Harmony Biosciences Holdings, Inc.	110,464	0.1
2,208 (1)	Harrow, Inc.	108,192	0.1
4,967 (1)	Health Catalyst, Inc.	11,871	0.0
5,786 (1)	HealthEquity, Inc.	530,055	0.3
1,696	HealthStream, Inc.	39,127	0.0
1,242 (1)	HeartFlow, Inc.	36,204	0.0
10,907 (1)(2)	Heron Therapeutics, Inc.	14,179	0.0
13,755 (1)	Hims & Hers Health, Inc.	446,625	0.2
10,487 (1)	Humacyte, Inc.	10,073	0.0
1,648 (1)	ICU Medical, Inc.	235,120	0.1
5,609 (1)	Ideaya Biosciences, Inc.	193,903	0.1
18,787 (1)(2)	ImmunityBio, Inc.	37,198	0.0
6,238 (1)	Immunome, Inc.	133,992	0.1
4,716 (1)	Immunovant, Inc.	119,881	0.1
8,238 (1)	Indivior PLC	295,579	0.2
4,769 (1)	Inhibikase Therapeutics, Inc.	9,776	0.0
646 (1)	Inhibrx Biosciences, Inc.	51,034	0.0
1,655 (1)	Innovage Holding Corp.	8,589	0.0
4,286 (1)	Innoviva, Inc.	85,677	0.1
1,916 (1)	Inogen, Inc.	12,876	0.0
2,293 (1)	Integer Holdings Corp.	179,840	0.1
4,750 (1)	Integra LifeSciences Holdings Corp.	58,995	0.0
6,911 (1)	Intellia Therapeutics, Inc.	62,130	0.0
20,341 (1)	Iovance Biotherapeutics, Inc.	55,531	0.0
578	iRadimed Corp.	56,228	0.0
2,168 (1)	iRhythm Technologies, Inc.	384,690	0.2
11,095 (1)	Ironwood Pharmaceuticals, Inc.	37,390	0.0
3,101	Jade Biosciences, Inc.	47,848	0.0
2,712 (1)	Janux Therapeutics, Inc.	37,426	0.0
1,241 (1)(2)	Joint Corp.	10,822	0.0
2,652 (1)	KalVista Pharmaceuticals, Inc.	42,830	0.0
2,117 (1)	Keros Therapeutics, Inc.	43,102	0.0

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,241 (1)	Kestra Medical Technologies Ltd.	$32,911	0.0
2,270 (1)	Kodiak Sciences, Inc.	63,469	0.0
3,543 (1)	KORU Medical Systems, Inc.	20,585	0.0
1,690 (1)	Krystal Biotech, Inc.	416,653	0.2
5,436 (1)	Kura Oncology, Inc.	56,480	0.0
3,809 (1)	Kymera Therapeutics, Inc.	296,378	0.2
4,540 (1)	Lantheus Holdings, Inc.	302,137	0.2
3,082 (1)	Larimar Therapeutics, Inc.	11,742	0.0
1,135 (1)	LB Pharmaceuticals, Inc.	25,265	0.0
1,433	LeMaitre Vascular, Inc.	116,216	0.1
788 (1)	LENSAR, Inc.	9,164	0.0
1,197 (1)(2)	LENZ Therapeutics, Inc.	19,152	0.0
4,170 (1)	Lexeo Therapeutics, Inc.	41,408	0.0
1,981 (1)	Lifecore Biomedical, Inc.	16,205	0.0
2,414 (1)	LifeMD, Inc.	8,232	0.0
9,737 (1)	LifeStance Health Group, Inc.	68,548	0.0
1,309 (1)	Ligand Pharmaceuticals, Inc.	247,493	0.1
4,441 (1)	Liquidia Corp.	153,170	0.1
3,738 (1)	LivaNova PLC	229,999	0.1
8,772 (1)	Lucid Diagnostics, Inc.	9,561	0.0
1,257 (1)	Madrigal Pharmaceuticals, Inc.	732,001	0.4
20,983 (1)	MannKind Corp.	118,974	0.1
1,021 (1)(2)	MapLight Therapeutics, Inc.	17,934	0.0
8,117 (1)	Maravai LifeSciences Holdings, Inc. - Class A	26,380	0.0
8,378 (1)	MaxCyte, Inc.	12,986	0.0
1,414 (1)	Maze Therapeutics, Inc.	58,582	0.0
1,892 (1)	MBX Biosciences, Inc.	59,674	0.0
577 (1)	MediWound Ltd.	10,651	0.0
3,080 (1)	MeiraGTx Holdings PLC	24,486	0.0
3,933 (1)	Merit Medical Systems, Inc.	346,655	0.2
371	Mesa Laboratories, Inc.	29,124	0.0
8,507 (1)	MiMedx Group, Inc.	57,592	0.0
6,077 (1)	Mind Medicine MindMed, Inc.	81,371	0.1
3,093 (1)	Mineralys Therapeutics, Inc.	112,245	0.1
2,806 (1)	Mirum Pharmaceuticals, Inc.	221,646	0.1
299 (1)	Monopar Therapeutics, Inc.	19,525	0.0
3,283 (1)	Monte Rosa Therapeutics, Inc.	51,477	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,340 (1)	Myriad Genetics, Inc.	$38,991	0.0
4,489 (1)	Nano-X Imaging Ltd.	12,569	0.0
895	National HealthCare Corp.	122,696	0.1
1,025	National Research Corp.	19,239	0.0
15,032 (1)	Neogen Corp.	105,074	0.1
8,831 (1)	NeoGenomics, Inc.	103,853	0.1
747 (1)(2)	Neurogene, Inc.	15,388	0.0
2,687 (1)(2)	Neuronetics, Inc.	3,708	0.0
1,772 (1)	NeuroPace, Inc.	27,360	0.0
10,345 (1)(2)	Novavax, Inc.	69,518	0.0
7,099 (1)	Novocure Ltd.	91,790	0.1
6,623 (1)	Nurix Therapeutics, Inc.	125,638	0.1
241 (1)	Nutex Health, Inc.	39,673	0.0
3,236 (1)	Nuvalent, Inc. - Class A	325,509	0.2
16,570 (1)	Nuvation Bio, Inc.	148,467	0.1
970 (1)	Nuvectis Pharma, Inc.	7,324	0.0
12,173 (1)	Ocular Therapeutix, Inc.	147,780	0.1
4,074 (1)	Olema Pharmaceuticals, Inc.	101,850	0.1
476 (1)	Omada Health, Inc.	7,511	0.0
4,345 (1)(2)	Omeros Corp.	74,625	0.0
7,791 (1)	OmniAb, Inc.	14,413	0.0
3,124 (1)	Omnicell, Inc.	141,517	0.1
4,298 (1)	Oncology Institute, Inc.	15,301	0.0
26,496 (1)	OPKO Health, Inc.	33,385	0.0
1,197 (1)	OptimizeRx Corp.	14,675	0.0
10,812 (1)	Option Care Health, Inc.	344,470	0.2
5,815 (1)	OraSure Technologies, Inc.	14,072	0.0
4,974 (1)	Organogenesis Holdings, Inc.	25,765	0.0
4,156 (1)	ORIC Pharmaceuticals, Inc.	33,996	0.0
2,788 (1)	Orthofix Medical, Inc.	42,266	0.0
1,267 (1)	OrthoPediatrics Corp.	22,502	0.0
2,515 (1)(2)	Oruka Therapeutics, Inc.	76,230	0.0
1,257 (1)(2)	Outset Medical, Inc.	4,663	0.0
5,373 (1)	Owens & Minor, Inc.	15,044	0.0
19,615 (1)	Pacific Biosciences of California, Inc.	36,680	0.0
3,070 (1)	Pacira BioSciences, Inc.	79,452	0.1
3,031 (1)	PACS Group, Inc.	116,360	0.1
471 (1)	Palvella Therapeutics, Inc.	49,300	0.0
5,878 (1)	Pediatrix Medical Group, Inc.	125,730	0.1
2,412 (1)	Pennant Group, Inc.	67,898	0.0
3,589 (1)(2)	Personalis, Inc.	28,568	0.0
4,181 (1)	Perspective Therapeutics, Inc.	11,498	0.0
2,836 (1)	Phathom Pharmaceuticals, Inc.	47,049	0.0

See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,433	Phibro Animal Health Corp. - Class A	$53,537	0.0
3,833 (1)	Phreesia, Inc.	64,854	0.0
1,515 (1)	Praxis Precision Medicines, Inc.	446,531	0.2
12,055 (1)	Precigen, Inc.	50,390	0.0
3,304 (1)	Prestige Consumer Healthcare, Inc.	203,824	0.1
6,664 (1)(2)	Prime Medicine, Inc.	23,124	0.0
7,832 (1)	Privia Health Group, Inc.	185,697	0.1
3,626 (1)	PROCEPT BioRobotics Corp.	114,074	0.1
4,978 (1)	Progyny, Inc.	127,835	0.1
3,972 (1)	Protagonist Therapeutics, Inc.	346,914	0.2
2,136 (1)	Protara Therapeutics, Inc.	11,385	0.0
2,727 (1)	Prothena Corp. PLC	26,043	0.0
5,264 (1)	PTC Therapeutics, Inc.	399,853	0.2
3,172 (1)	Pulmonx Corp.	7,010	0.0
1,322 (1)	Pulse Biosciences, Inc.	18,151	0.0
3,355 (1)	Puma Biotechnology, Inc.	19,962	0.0
2,562 (1)	Quanterix Corp.	16,294	0.0
9,895 (1)	Quantum-Si, Inc.	10,884	0.0
4,635 (1)	QuidelOrtho Corp.	132,376	0.1
4,626 (1)	RadNet, Inc.	330,065	0.2
1,877 (1)	Rapport Therapeutics, Inc.	56,948	0.0
24,815 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	101,493	0.1
3,253 (1)	REGENXBIO, Inc.	46,843	0.0
9,131 (1)	Relay Therapeutics, Inc.	77,248	0.0
4,875 (1)	Replimune Group, Inc.	47,385	0.0
4,777 (1)	Rezolute, Inc.	11,274	0.0
3,622 (1)	Rhythm Pharmaceuticals, Inc.	387,699	0.2
1,217 (1)	Rigel Pharmaceuticals, Inc.	52,124	0.0
5,423 (1)	Rocket Pharmaceuticals, Inc.	19,035	0.0
2,616 (1)	RxSight, Inc.	27,259	0.0
11,040 (1)(2)	Sana Biotechnology, Inc.	44,933	0.0
520 (1)	SANUWAVE Health, Inc.	15,517	0.0
9,141 (1)	Savara, Inc.	55,120	0.0
5,604 (1)	Scholar Rock Holding Corp.	246,856	0.1
3,913 (1)	Schrodinger, Inc./ United States	69,964	0.0
7,343	Select Medical Holdings Corp.	109,044	0.1
8,004 (1)(2)	SELLAS Life Sciences Group, Inc.	30,175	0.0
740 (1)(2)	Semler Scientific, Inc.	11,315	0.0
1,531 (1)	Septerna, Inc.	42,684	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,780 (1)	SI-BONE, Inc.	$54,822	0.0
3,066	SIGA Technologies, Inc.	18,733	0.0
3,297 (1)	Sight Sciences, Inc.	26,145	0.0
1,168 (1)	Simulations Plus, Inc.	21,293	0.0
1,049 (1)	Sionna Therapeutics, Inc.	43,156	0.0
3,077 (1)	Soleno Therapeutics, Inc.	142,465	0.1
4,275 (1)	Solid Biosciences, Inc.	24,111	0.0
4,499 (1)	Spyre Therapeutics, Inc.	147,387	0.1
3,369 (1)	STAAR Surgical Co.	77,790	0.1
21,870 (1)	Standard BioTools, Inc.	27,994	0.0
2,944 (1)	Stoke Therapeutics, Inc.	93,443	0.1
3,636 (1)	Supernus Pharmaceuticals, Inc.	180,709	0.1
5,240 (1)	Surgery Partners, Inc.	80,958	0.1
5,871 (1)	Syndax Pharmaceuticals, Inc.	123,350	0.1
1,618 (1)	Tactile Systems Technology, Inc.	46,922	0.0
8,786 (1)	Talkspace, Inc.	31,893	0.0
4,684 (1)	Tandem Diabetes Care, Inc.	102,954	0.1
7,049 (1)(2)	Tango Therapeutics, Inc.	62,454	0.0
2,694 (1)	Tarsus Pharmaceuticals, Inc.	220,585	0.1
14,704 (1)	Taysha Gene Therapies, Inc.	80,872	0.1
781 (1)(2)	Tectonic Therapeutic, Inc.	16,292	0.0
12,153 (1)	Teladoc Health, Inc.	85,071	0.1
5,819 (1)	Terns Pharmaceuticals, Inc.	235,088	0.1
9,867 (1)	TG Therapeutics, Inc.	294,135	0.2
2,820 (1)	Theravance Biopharma, Inc.	52,762	0.0
1,782 (3)	Third Harmonic Bio, Inc.	—	—
766 (1)	Tonix Pharmaceuticals Holding Corp.	11,965	0.0
2,284 (1)	TransMedics Group, Inc.	277,849	0.1
5,661 (1)	Travere Therapeutics, Inc.	216,307	0.1
3,192 (1)	Treace Medical Concepts, Inc.	7,820	0.0
5,905 (1)	Trevi Therapeutics, Inc.	73,931	0.0
1,994 (1)	TriSalus Life Sciences, Inc.	13,918	0.0
4,006 (1)	Twist Bioscience Corp.	127,070	0.1
1,704 (1)	Tyra Biosciences, Inc.	44,798	0.0
513 (1)	UFP Technologies, Inc.	113,901	0.1
2,351 (1)	Upstream Bio, Inc.	63,830	0.0
2,562 (1)	UroGen Pharma Ltd.	60,002	0.0

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,018	US Physical Therapy, Inc.	$79,496	0.1
4,172 (1)	Vanda Pharmaceuticals, Inc.	36,797	0.0
2,861 (1)	Varex Imaging Corp.	33,331	0.0
7,795 (1)	Vaxcyte, Inc.	359,661	0.2
3,676 (1)	Vera Therapeutics, Inc.	186,153	0.1
5,307 (1)	Veracyte, Inc.	223,425	0.1
3,535 (1)	Verastem, Inc.	27,290	0.0
3,431 (1)	Vericel Corp.	123,550	0.1
2,719 (1)	Viemed Healthcare, Inc.	20,202	0.0
6,487 (1)	Vir Biotechnology, Inc.	39,117	0.0
5,224 (1)	Viridian Therapeutics, Inc.	162,571	0.1
3,320 (1)	Voyager Therapeutics, Inc.	13,048	0.0
7,872 (1)	WaVe Life Sciences Ltd.	133,824	0.1
6,936 (1)	Waystar Holding Corp.	227,154	0.1
4,892 (1)	Xencor, Inc.	74,897	0.0
5,174 (1)	Xenon Pharmaceuticals, Inc.	231,899	0.1
10,558 (1)	Xeris Biopharma Holdings, Inc.	82,880	0.1
703 (1)	XOMA Corp.	18,693	0.0
1,270 (1)(2)	Zenas Biopharma, Inc.	46,114	0.0
3,822 (1)	Zevra Therapeutics, Inc.	34,245	0.0
3,556 (1)	Zymeworks, Inc.	93,629	0.1
		36,807,197	18.3

	Industrials: 16.7%
8,997 (1)	3D Systems Corp.	15,925	0.0
2,425 (1)	AAR Corp.	200,766	0.1
4,039	ABM Industries, Inc.	170,850	0.1
6,481	ACCO Brands Corp.	24,174	0.0
12,712 (1)	Acuren Corp.	128,518	0.1
11,477 (1)	ACV Auctions, Inc. - Class A	92,046	0.1
2,340	Aebi Schmidt Holding AG	29,601	0.0
2,521 (1)	AeroVironment, Inc.	609,805	0.3
2,675 (1)	AerSale Corp.	19,019	0.0
1,800 (1)(2)	AirJoule Technologies Corp.	7,092	0.0
496 (1)	AIRO Group Holdings, Inc.	4,057	0.0
703	Alamo Group, Inc.	118,013	0.1
2,022	Albany International Corp. - Class A	102,515	0.1
29,059	Alight, Inc. - Class A	56,665	0.0
1,037 (1)	Allegiant Travel Co.	88,425	0.1
2,185 (1)	Alliance Laundry Holdings, Inc.	44,465	0.0
1,077	Allient, Inc.	57,889	0.0
1,835	Alta Equipment Group, Inc.	8,441	0.0
2,255 (1)	Ameresco, Inc. - Class A	66,049	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,908 (1)	American Superconductor Corp.	$83,692	0.0
1,013 (1)	American Woodmark Corp.	54,601	0.0
7,354 (1)	Amprius Technologies, Inc.	58,023	0.0
1,479	Apogee Enterprises, Inc.	53,850	0.0
1,539	ArcBest Corp.	114,178	0.1
42,668 (1)	Archer Aviation, Inc. - Class A	320,863	0.2
3,287	Arcosa, Inc.	349,474	0.2
915	Argan, Inc.	286,688	0.1
10,424 (1)	Array Technologies, Inc.	96,109	0.1
1,608	Astec Industries, Inc.	69,659	0.0
2,008 (1)	Astronics Corp.	108,914	0.1
2,031 (1)	Asure Software, Inc.	19,132	0.0
2,273	Atkore, Inc.	143,767	0.1
5,613	Atmus Filtration Technologies, Inc.	291,371	0.2
1,995	AZZ, Inc.	213,824	0.1
1,814	Barrett Business Services, Inc.	65,685	0.0
2,075 (1)(2)	BlackSky Technology, Inc.	38,906	0.0
14,737 (1)	Bloom Energy Corp. - Class A	1,280,498	0.6
2,163 (1)	Blue Bird Corp.	101,661	0.1
584 (1)	BlueLinx Holdings, Inc.	35,875	0.0
2,553	Boise Cascade Co.	187,901	0.1
1,001 (1)	Bowman Consulting Group Ltd.	33,053	0.0
4,072 (1)	BrightView Holdings, Inc.	51,592	0.0
2,845	Brink's Co.	332,097	0.2
1,909	Brookfield Business Corp. - Class A	68,495	0.0
1,285 (1)	Byrna Technologies, Inc.	21,575	0.0
1,989	Cadre Holdings, Inc.	81,231	0.0
4,224 (1)	Casella Waste Systems, Inc. - Class A	413,699	0.2
3,422 (1)	CBIZ, Inc.	172,640	0.1
2,039 (1)	CECO Environmental Corp.	122,034	0.1
4,784 (1)	Centuri Holdings, Inc.	120,796	0.1
3,021 (1)	Chart Industries, Inc.	623,021	0.3
1,082 (1)	Cimpress PLC	72,050	0.0
2,117	Columbus McKinnon Corp.	36,518	0.0
4,503 (1)(2)	Complete Solaria, Inc.	7,070	0.0
1,915	Concrete Pumping Holdings, Inc.	12,850	0.0
11,187 (1)	Conduent, Inc.	21,479	0.0
3,186 (1)	Construction Partners, Inc. - Class A	345,840	0.2
7,293 (1)	CoreCivic, Inc.	139,369	0.1
3,438	Costamare, Inc.	54,286	0.0

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,153	Covenant Logistics Group, Inc.	$25,412	0.0
447	CRA International, Inc.	89,711	0.1
1,884	CSG Systems International, Inc.	144,484	0.1
1,101	CSW Industrials, Inc.	323,177	0.2
4,509 (1)	Custom Truck One Source, Inc.	25,972	0.0
3,152	Deluxe Corp.	70,384	0.0
892 (1)	Distribution Solutions Group, Inc.	24,432	0.0
1,664	Douglas Dynamics, Inc.	54,330	0.0
960 (1)	Ducommun, Inc.	91,325	0.1
903 (1)	DXP Enterprises, Inc.	99,140	0.1
1,894 (1)	Dycom Industries, Inc.	639,983	0.3
3,730 (1)	Energy Recovery, Inc.	50,318	0.0
3,633	Enerpac Tool Group Corp.	138,926	0.1
2,518	EnerSys	369,516	0.2
1,823	Ennis, Inc.	32,832	0.0
11,314 (1)	Enovix Corp.	82,705	0.0
1,437	EnPro Industries, Inc.	307,705	0.2
5,260 (1)	Enviri Corp.	94,259	0.1
20,779 (1)	Eos Energy Enterprises, Inc.	238,127	0.1
1,770	ESCO Technologies, Inc.	345,840	0.2
6,225 (1)	Eve Holding, Inc.	24,838	0.0
3,495	Exponent, Inc.	242,763	0.1
1,001 (1)	Falcon's Beyond Global, Inc. - Class A	15,025	0.0
4,053	Federal Signal Corp.	440,115	0.2
1,358 (1)(2)	Firefly Aerospace, Inc.	30,378	0.0
5,423 (1)(2)	First Advantage Corp.	78,796	0.0
4,391 (1)	Fluence Energy, Inc.	86,854	0.1
10,798 (1)	Fluor Corp.	427,925	0.2
1,500 (1)	Forward Air Corp.	37,500	0.0
876 (1)	Franklin Covey Co.	14,699	0.0
2,597	Franklin Electric Co., Inc.	248,091	0.1
8,885 (1)	Freyr Battery, Inc.	59,352	0.0
6,078 (1)	Frontier Group Holdings, Inc.	28,627	0.0
7,048	FTAI Infrastructure, Inc.	32,491	0.0
2,420	GATX Corp.	410,432	0.2
2,541	Genco Shipping & Trading Ltd.	46,831	0.0
9,225 (1)	GEO Group, Inc.	148,707	0.1
2,038 (1)	Gibraltar Industries, Inc.	100,759	0.1
1,170	Global Industrial Co.	34,187	0.0
1,599	Gorman-Rupp Co.	76,352	0.0
713 (1)	Graham Corp.	45,796	0.0
2,879 (2)	Granite Construction, Inc.	332,093	0.2
4,648 (1)	Great Lakes Dredge & Dock Corp.	60,982	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,055	Greenbrier Cos., Inc.	$96,051	0.1
2,586	Griffon Corp.	190,459	0.1
4,943 (1)	Healthcare Services Group, Inc.	94,510	0.1
3,360	Heartland Express, Inc.	30,341	0.0
2,288	Helios Technologies, Inc.	122,385	0.1
2,221	Herc Holdings, Inc.	329,552	0.2
8,028 (1)	Hertz Global Holdings, Inc.	41,264	0.0
4,770	Hillenbrand, Inc.	151,304	0.1
13,833 (1)	Hillman Solutions Corp.	119,794	0.1
2,354	Himalaya Shipping Ltd.	21,421	0.0
4,230	HNI Corp.	177,829	0.1
3,999	Hub Group, Inc. - Class A	170,397	0.1
3,020 (1)	Hudson Technologies, Inc.	20,687	0.0
1,174 (1)	Huron Consulting Group, Inc.	202,996	0.1
8,993 (1)	Hyliion Holdings Corp.	16,547	0.0
883	Hyster-Yale Materials Handling, Inc.	26,234	0.0
784 (1)	IBEX Holdings Ltd.	29,933	0.0
1,275	ICF International, Inc.	108,757	0.1
617 (1)	IES Holdings, Inc.	240,025	0.1
2,064 (1)	Innodata, Inc.	105,161	0.1
2,468	Insperity, Inc.	95,561	0.1
1,326	Insteel Industries, Inc.	41,994	0.0
3,966	Interface, Inc.	110,731	0.1
7,429 (1)(2)	Intuitive Machines, Inc.	120,573	0.1
9,443 (1)	Janus International Group, Inc.	61,757	0.0
6,234 (1)	JELD-WEN Holding, Inc.	15,336	0.0
20,447 (1)	JetBlue Airways Corp.	93,034	0.1
32,629 (1)	Joby Aviation, Inc.	430,703	0.2
3,534	John Bean Technologies Corp.	532,468	0.3
799	Kadant, Inc.	227,731	0.1
2,514	Kelly Services, Inc. - Class A	22,123	0.0
5,175	Kennametal, Inc.	147,022	0.1
1,332	Kforce, Inc.	41,185	0.0
3,520	Korn Ferry	232,390	0.1
11,291 (1)	Kratos Defense & Security Solutions, Inc.	857,100	0.4
2,356 (1)(2)	KULR Technology Group, Inc.	6,974	0.0
856 (1)	L B Foster Co. - Class A	23,069	0.0
8,320 (1)	Legalzoom.com, Inc.	82,618	0.0
2,369 (1)	Legence Corp. - Class A	101,962	0.1
725 (1)	Limbach Holdings, Inc.	56,441	0.0
729	Lindsay Corp.	85,927	0.0
1,650 (1)	Liquidity Services, Inc.	50,012	0.0
2,093	LSI Industries, Inc.	38,344	0.0

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,206	Luxfer Holdings PLC	$29,847	0.0
2,639 (1)	Manitowoc Co., Inc.	31,642	0.0
3,828	Marten Transport Ltd.	43,563	0.0
8,676 (1)(2)	Masterbrand, Inc.	95,783	0.1
1,975 (1)	Matrix Service Co.	23,108	0.0
2,146	Matson, Inc.	265,138	0.1
2,157	Matthews International Corp. - Class A	56,341	0.0
3,816	Maximus, Inc.	329,397	0.2
1,086 (1)	Mayville Engineering Co., Inc.	20,330	0.0
1,708	McGrath RentCorp	179,220	0.1
3,576 (1)	Mercury Systems, Inc.	261,084	0.1
14,053 (1)	Microvast Holdings, Inc.	39,348	0.0
848	Miller Industries, Inc.	31,690	0.0
4,637	MillerKnoll, Inc.	84,764	0.0
2,298 (1)	Montrose Environmental Group, Inc.	57,059	0.0
1,914	Moog, Inc. - Class A	466,155	0.2
10,513	Mueller Water Products, Inc. - Class A	250,420	0.1
1,047 (1)	MYR Group, Inc.	228,769	0.1
2,644 (1)(2)	NANO Nuclear Energy, Inc.	63,482	0.0
379	National Presto Industries, Inc.	40,462	0.0
5,868 (1)	Newpark Resources, Inc.	69,947	0.0
9,884 (1)	Nextracker, Inc. - Class A	860,995	0.4
707 (1)	Northwest Pipe Co.	44,180	0.0
12,709 (1)	NOW, Inc.	168,394	0.1
8,606 (1)(2)	NuScale Power Corp.	121,947	0.1
7,175 (1)	OPENLANE, Inc.	213,671	0.1
2,781 (1)	Orion Group Holdings, Inc.	27,643	0.0
1,811 (1)(2)	Palladyne AI Corp.	7,715	0.0
1,553	Park Aerospace Corp.	33,141	0.0
1,413 (1)	Perma-Fix Environmental Services, Inc.	17,790	0.0
11,070	Pitney Bowes, Inc.	117,010	0.1
15,891 (1)	Planet Labs PBC	313,371	0.2
75,501 (1)	Plug Power, Inc.	148,737	0.1
653	Powell Industries, Inc.	208,163	0.1
542 (1)	Power Solutions International, Inc.	30,970	0.0
166	Preformed Line Products Co.	34,314	0.0
3,656	Primoris Services Corp.	453,856	0.2
1,731 (1)	Proficient Auto Logistics, Inc.	16,687	0.0
1,714 (1)	Proto Labs, Inc.	86,711	0.1
2,225	Quad/Graphics, Inc.	13,951	0.0
3,236	Quanex Building Products Corp.	49,770	0.0
3,039 (1)	Radiant Logistics, Inc.	19,237	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,670 (1)	Redwire Corp.	$35,492	0.0
8,769 (1)	Resideo Technologies, Inc.	307,967	0.2
296 (1)(2)	Resolute Holdings Management, Inc.	61,103	0.0
3,283	REV Group, Inc.	199,639	0.1
10,093 (1)	Richtech Robotics, Inc. - Class B	32,600	0.0
4,279	Rush Enterprises, Inc. - Class A	230,809	0.1
424	Rush Enterprises, Inc. - Class B	23,854	0.0
11,108 (1)	RXO, Inc.	140,405	0.1
4,956 (1)	Satellogic, Inc. - Class A	9,268	0.0
11,560 (1)	Shoals Technologies Group, Inc. - Class A	98,260	0.1
2,749 (1)	SkyWest, Inc.	276,027	0.1
4,788 (1)	SKYX Platforms Corp.	10,390	0.0
1,957 (1)	Spire Global, Inc.	14,678	0.0
3,266 (1)	SPX Technologies, Inc.	653,396	0.3
811	Standex International Corp.	176,214	0.1
2,020 (1)	Sterling Infrastructure, Inc.	618,585	0.3
3,462 (1)	Sun Country Airlines Holdings, Inc.	49,818	0.0
15,030 (1)	Sunrun, Inc.	276,552	0.1
1,653 (2)	Tecnoglass, Inc.	83,179	0.0
1,318	Tennant Co.	97,137	0.1
4,370	Terex Corp.	233,271	0.1
2,363 (1)	Thermon Group Holdings, Inc.	87,809	0.1
3,334 (1)	Titan International, Inc.	26,105	0.0
1,557 (1)	Titan Machinery, Inc.	23,417	0.0
660 (1)	Transcat, Inc.	37,442	0.0
2,056	TriNet Group, Inc.	121,571	0.1
5,475	Trinity Industries, Inc.	144,759	0.1
2,499 (1)	TrueBlue, Inc.	11,370	0.0
3,051	Tutor Perini Corp.	204,478	0.1
3,850	UFP Industries, Inc.	350,543	0.2
994	UniFirst Corp.	191,743	0.1
559	Universal Logistics Holdings, Inc.	8,491	0.0
8,409 (1)	Upwork, Inc.	166,666	0.1
1,201 (1)	V2X, Inc.	65,515	0.0
10,874 (1)	Verra Mobility Corp.	243,686	0.1
7,902	Vestis Corp.	52,706	0.0
1,587 (1)	Vicor Corp.	173,935	0.1
783 (1)(2)	Voyager Technologies, Inc. - Class A	20,468	0.0
1,554	VSE Corp.	268,485	0.1
2,794	Wabash National Corp.	24,168	0.0
1,842	Watts Water Technologies, Inc. - Class A	508,429	0.3
3,952	Werner Enterprises, Inc.	118,600	0.1
973 (1)	Willdan Group, Inc.	100,861	0.1

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
215	Willis Lease Finance Corp.	$29,163	0.0
2,132	Worthington Industries, Inc.	109,947	0.1
2,965 (1)	Xometry, Inc. - Class A	176,329	0.1
10,126	Zurn Elkay Water Solutions Corp.	470,758	0.2
		33,613,444	16.7

	Information Technology: 14.4%
9,407 (1)	8x8, Inc.	18,532	0.0
2,047 (1)	908 Devices, Inc.	10,747	0.0
4,996	A10 Networks, Inc.	88,379	0.1
7,081 (1)	ACI Worldwide, Inc.	338,543	0.2
3,481 (1)	ACM Research, Inc. - Class A	137,325	0.1
7,452	Adeia, Inc.	128,547	0.1
5,271 (1)	ADTRAN Holdings, Inc.	45,805	0.0
2,553	Advanced Energy Industries, Inc.	534,522	0.3
2,013 (1)(2)	Aehr Test Systems	40,642	0.0
844 (1)	Aeluma, Inc.	14,491	0.0
2,508 (1)(2)	Aeva Technologies, Inc.	33,306	0.0
1,792 (1)	Agilysys, Inc.	212,961	0.1
1,466 (1)	Airship AI Holdings, Inc.	4,237	0.0
3,245 (1)	Alarm.com Holdings, Inc.	165,560	0.1
4,624 (1)	Alkami Technology, Inc.	106,676	0.1
1,713 (1)	Alpha & Omega Semiconductor Ltd.	33,935	0.0
2,769 (1)	Ambarella, Inc.	196,156	0.1
5,927 (1)	Amplitude, Inc. - Class A	68,635	0.0
2,714 (1)	Appian Corp. - Class A	96,130	0.1
16,005 (1)(2)	Applied Digital Corp.	392,443	0.2
3,999 (1)	Applied Optoelectronics, Inc.	139,405	0.1
6,820 (1)	Arlo Technologies, Inc.	95,412	0.1
1,866 (1)	Arteris, Inc.	28,923	0.0
6,258 (1)	Asana, Inc. - Class A	85,797	0.0
2,920 (1)	ASGN, Inc.	140,656	0.1
2,194 (1)(2)	Atomera, Inc.	4,849	0.0
9,154 (1)	AvePoint, Inc.	127,149	0.1
907 (1)	Aviat Networks, Inc.	19,392	0.0
2,100 (1)	Axcelis Technologies, Inc.	168,714	0.1
3,985 (1)	Backblaze, Inc. - Class A	18,570	0.0
2,003	Badger Meter, Inc.	349,343	0.2
831	Bel Fuse, Inc. - Class B	140,963	0.1
2,648	Belden, Inc.	308,624	0.2
2,411	Benchmark Electronics, Inc.	103,094	0.1
29,094 (1)(2)	BigBear.ai Holdings, Inc.	157,108	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,348 (1)	BigCommerce Holdings, Inc.	$22,034	0.0
21,256 (1)	Bit Digital, Inc.	40,174	0.0
6,555 (1)(2)	Bitdeer Technologies Group - Class A	73,482	0.0
211 (1)	BK Technologies Corp.	15,738	0.0
2,690 (1)	Blackbaud, Inc.	170,331	0.1
3,622 (1)	Blackline, Inc.	200,260	0.1
4,816 (1)(2)	Blaize Holdings, Inc.	9,391	0.0
14,525 (1)	Blend Labs, Inc. - Class A	44,156	0.0
9,554 (1)	Box, Inc. - Class A	285,760	0.1
5,521 (1)	Braze, Inc. - Class A	189,315	0.1
8,268 (1)	C3.ai, Inc. - Class A	111,453	0.1
4,064 (1)	Calix, Inc.	215,108	0.1
2,948 (1)	Cerence, Inc.	31,514	0.0
1,556 (1)	CEVA, Inc.	33,485	0.0
21,850 (1)	Cipher Mining, Inc.	322,506	0.2
18,897 (1)(2)	Cleanspark, Inc.	191,238	0.1
5,869	Clear Secure, Inc. - Class A	205,885	0.1
867 (1)	Clearfield, Inc.	25,273	0.0
18,241 (1)	Clearwater Analytics Holdings, Inc. - Class A	439,973	0.2
285	Climb Global Solutions, Inc.	29,295	0.0
3,176 (1)	Cohu, Inc.	73,906	0.0
14,617 (1)	CommScope Holding Co., Inc.	265,006	0.1
3,048 (1)	CommVault Systems, Inc.	382,097	0.2
3,170 (1)	CompoSecure, Inc. - Class A	61,118	0.0
1,459 (1)	Consensus Cloud Solutions, Inc.	31,835	0.0
19,300 (1)	Core Scientific, Inc.	281,008	0.1
3,274 (1)	Corsair Gaming, Inc.	19,448	0.0
10,317 (1)	Credo Technology Group Holding Ltd.	1,484,513	0.7
1,260 (1)	CS Disco, Inc.	9,778	0.0
2,041	CTS Corp.	87,498	0.0
88 (1)(2)	Daily Journal Corp.	42,884	0.0
2,685 (1)	Daktronics, Inc.	53,082	0.0
1,699 (1)	Diebold Nixdorf, Inc.	115,345	0.1
2,503 (1)	Digi International, Inc.	108,355	0.1
1,133 (1)	Digimarc Corp.	7,432	0.0
7,147 (1)	Digital Turbine, Inc.	35,735	0.0
4,469 (1)	DigitalOcean Holdings, Inc.	215,048	0.1
3,115 (1)	Diodes, Inc.	153,694	0.1
2,430 (1)	Domo, Inc. - Class B	20,485	0.0
22,583 (1)	D-Wave Quantum, Inc.	590,545	0.3
3,492 (1)	Eastman Kodak Co.	29,542	0.0
969 (1)	eGain Corp.	9,971	0.0
1,814	ePlus, Inc.	159,088	0.1
1,463 (1)(2)	EverCommerce, Inc.	17,717	0.0
9,679 (1)	Evolv Technologies Holdings, Inc.	69,302	0.0

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,588 (1)	Expensify, Inc. - Class A	$6,928	0.0
8,979 (1)	Extreme Networks, Inc.	149,500	0.1
2,443 (1)	Fabrinet	1,112,249	0.6
9,578 (1)	Fastly, Inc. - Class A	97,504	0.1
5,165 (1)	Five9, Inc.	103,558	0.1
5,290 (1)	FormFactor, Inc.	295,076	0.2
456 (1)	Frequency Electronics, Inc.	24,551	0.0
14,021 (1)	Freshworks, Inc. - Class A	171,757	0.1
4,747 (1)	Grid Dynamics Holdings, Inc.	42,865	0.0
1,932	Hackett Group, Inc.	37,925	0.0
7,806 (1)	Harmonic, Inc.	77,201	0.0
6,418 (1)	Hut 8 Corp.	294,843	0.2
1,702 (1)	I3 Verticals, Inc. - Class A	42,873	0.0
2,364 (1)	Ichor Holdings Ltd.	43,569	0.0
2,320	Immersion Corp.	15,776	0.0
1,793 (1)	Impinj, Inc.	312,000	0.2
13,678 (1)(2)	indie Semiconductor, Inc. - Class A	48,283	0.0
756 (1)	Inseego Corp.	7,764	0.0
1,911 (1)	Insight Enterprises, Inc.	155,689	0.1
3,800 (1)	Intapp, Inc.	174,116	0.1
1,762	InterDigital, Inc.	560,986	0.3
22,790 (1)(2)	IonQ, Inc.	1,022,587	0.5
3,044 (1)	Itron, Inc.	282,666	0.1
5,411 (1)	Jamf Holding Corp.	70,397	0.0
6,236 (1)	Kaltura, Inc.	10,227	0.0
1,786 (1)	Kimball Electronics, Inc.	49,687	0.0
5,907 (1)	Knowles Corp.	126,587	0.1
11,757 (1)	Kopin Corp.	27,511	0.0
3,444	Kulicke & Soffa Industries, Inc.	156,909	0.1
1,288 (1)(2)	Life360, Inc.	82,612	0.0
4,412 (1)	LiveRamp Holdings, Inc.	129,580	0.1
25,239 (1)	Marathon Digital Holdings, Inc.	226,646	0.1
5,565 (1)	MaxLinear, Inc.	96,998	0.1
2,790 (1)(2)	Mercurity Fintech Holding, Inc.	13,866	0.0
2,386	Methode Electronics, Inc.	15,843	0.0
17,741 (1)	MicroVision, Inc.	14,691	0.0
16,139 (1)	Mirion Technologies, Inc.	377,975	0.2
3,410 (1)	Mitek Systems, Inc.	35,976	0.0
5,109 (1)	N-able, Inc.	38,215	0.0
2,374	Napco Security Technologies, Inc.	98,996	0.1
10,596 (1)	Navitas Semiconductor Corp.	75,655	0.0
5,075 (1)	NCR Atleos Corp.	193,408	0.1
9,871 (1)	NCR Corp.	100,684	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,878 (1)	NETGEAR, Inc.	$46,067	0.0
4,756 (1)	NetScout Systems, Inc.	128,697	0.1
6,233 (1)	NextNav, Inc.	103,717	0.1
3,229 (1)	nLight, Inc.	121,120	0.1
2,451 (1)	Novanta, Inc.	291,644	0.2
335	NVE Corp.	19,876	0.0
2,570	OneSpan, Inc.	32,999	0.0
2,101 (1)	Ooma, Inc.	24,645	0.0
1,099 (1)	OSI Systems, Inc.	280,311	0.1
3,615 (1)	Ouster, Inc.	78,229	0.0
3,329 (1)	Pagaya Technologies Ltd. - Class A	69,576	0.0
5,881 (1)	PagerDuty, Inc.	77,100	0.0
2,769 (1)	PAR Technology Corp.	100,459	0.1
779	PC Connection, Inc.	44,995	0.0
2,244 (1)	PDF Solutions, Inc.	64,021	0.0
3,612 (1)	Penguin Solutions, Inc.	70,651	0.0
3,894 (1)	Photronics, Inc.	124,608	0.1
1,835 (1)	Plexus Corp.	269,745	0.1
5,498 (1)	Porch Group, Inc.	50,197	0.0
3,767	Power Integrations, Inc.	133,879	0.1
8,789 (1)	Powerfleet, Inc. NJ	46,757	0.0
2,922 (1)	Progress Software Corp.	125,529	0.1
4,270 (1)	Q2 Holdings, Inc.	308,123	0.2
2,501 (1)	Qualys, Inc.	332,383	0.2
13,492 (1)(2)	Quantum Computing, Inc.	138,428	0.1
7,320 (1)	Rambus, Inc.	672,635	0.3
4,415 (1)	Rapid7, Inc.	67,108	0.0
6,749 (1)	Red Cat Holdings, Inc.	53,520	0.0
793	Red Violet, Inc.	45,161	0.0
11,968 (1)	Rezolve AI PLC	30,758	0.0
6,954 (1)	Ribbon Communications, Inc.	20,028	0.0
21,606 (1)	Rigetti Computing, Inc.	478,573	0.2
3,438 (1)	Rimini Street, Inc.	13,339	0.0
23,725 (1)	Riot Platforms, Inc.	300,596	0.2
1,254 (1)	Rogers Corp.	114,829	0.1
3,551 (1)	Sanmina Corp.	532,899	0.3
1,497 (1)	ScanSource, Inc.	58,473	0.0
3,248 (1)	SEMrush Holdings, Inc. - Class A	38,619	0.0
5,897 (1)	Semtech Corp.	434,550	0.2
2,217 (1)	Silicon Laboratories, Inc.	289,762	0.1
1,461 (1)	SiTime Corp.	516,011	0.3
1,894 (1)	SkyWater Technology, Inc.	34,395	0.0
25,210 (1)(2)	SoundHound AI, Inc. - Class A	251,344	0.1
824 (1)	SoundThinking, Inc.	6,617	0.0
7,920 (1)	Sprinklr, Inc. - Class A	61,618	0.0
3,550 (1)	Sprout Social, Inc. - Class A	40,008	0.0
2,627 (1)	SPS Commerce, Inc.	234,145	0.1
2,631 (1)	Synaptics, Inc.	194,747	0.1

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,015 (1)	Telos Corp.	$20,476	0.0
8,170 (1)	Tenable Holdings, Inc.	192,240	0.1
20,361 (1)	Terawulf, Inc.	233,948	0.1
1,283 (1)	TSS, Inc.	9,071	0.0
6,945 (1)	TTM Technologies, Inc.	479,205	0.2
625 (1)	Tucows, Inc. - Class A	14,013	0.0
1,093 (1)	Turtle Beach Corp.	15,335	0.0
3,009 (1)	Ultra Clean Holdings, Inc.	76,218	0.0
4,802 (1)	Unisys Corp.	13,254	0.0
7,617 (1)	Varonis Systems, Inc.	249,838	0.1
3,900 (1)	Veeco Instruments, Inc.	111,462	0.1
4,468 (1)	Vertex, Inc. - Class A	89,226	0.1
544 (1)	Via Transportation, Inc. - Class A	15,781	0.0
1,165 (1)	Viant Technology, Inc. - Class A	14,027	0.0
8,251 (1)	Viasat, Inc.	284,329	0.1
14,770 (1)	Viavi Solutions, Inc.	263,201	0.1
8,211	Vishay Intertechnology, Inc.	118,977	0.1
916 (1)	Vishay Precision Group, Inc.	35,266	0.0
4,129 (1)	VTEX - Class A	15,525	0.0
4,694 (1)(2)	Vuzix Corp.	17,743	0.0
4,068 (1)	Weave Communications, Inc.	30,876	0.0
696 (1)	Whitefiber, Inc.	10,997	0.0
3,455 (1)	Workiva, Inc.	297,994	0.2
8,136 (2)	Xerox Holdings Corp.	19,282	0.0
3,296 (1)	Xperi, Inc.	19,315	0.0
7,402 (1)	Yext, Inc.	59,660	0.0
12,864 (1)	Zeta Global Holdings Corp. - Class A	261,782	0.1
		29,101,635	14.4

	Materials: 4.3%
1,835	AdvanSix, Inc.	31,746	0.0
801 (1)	Alpha Metallurgical Resources, Inc.	160,104	0.1
7,640 (1)	American Battery Technology Co.	25,518	0.0
2,504 (1)	American Vanguard Corp.	9,565	0.0
10,250	Ardagh Metal Packaging SA	42,025	0.0
2,607 (1)	Arq, Inc.	8,525	0.0
6,126 (1)	ASP Isotopes, Inc.	32,774	0.0
4,659 (1)	Aspen Aerogels, Inc.	13,185	0.0
6,231	Avient Corp.	194,656	0.1
2,214	Balchem Corp.	339,539	0.2
3,569	Cabot Corp.	236,553	0.1
1,280	Caledonia Mining Corp. PLC	33,498	0.0
3,550 (1)	Century Aluminum Co.	139,089	0.1
10,259	Chemours Co.	120,954	0.1
1,138 (1)	Clearwater Paper Corp.	19,801	0.0
43,387 (1)	Coeur Mining, Inc.	773,590	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,531	Commercial Metals Co.	$521,296	0.3
2,345 (1)	Compass Minerals International, Inc.	46,056	0.0
9,402 (1)	Constellium SE	177,228	0.1
617 (1)	Contango ORE, Inc.	16,295	0.0
3,014 (1)	Critical Metals Corp.	20,917	0.0
6,600 (1)	Dakota Gold Corp.	37,488	0.0
8,061 (1)	Ecovyst, Inc.	78,434	0.1
8,727	Ferroglobe PLC	40,493	0.0
1,054 (1)	Flotek Industries, Inc.	18,160	0.0
1,964	Greif, Inc. - Class A	132,963	0.1
1,339	Hawkins, Inc.	190,218	0.1
3,718	HB Fuller Co.	221,072	0.1
42,670	Hecla Mining Co.	818,837	0.4
971 (1)	Idaho Strategic Resources, Inc.	39,131	0.0
2,489 (1)	Ingevity Corp.	147,299	0.1
1,656	Innospec, Inc.	126,750	0.1
773 (1)	Intrepid Potash, Inc.	21,435	0.0
7,007 (1)	Ivanhoe Electric, Inc. / US	111,972	0.1
1,089	Kaiser Aluminum Corp.	125,083	0.1
3,879 (1)	Knife River Corp.	272,888	0.1
1,432	Koppers Holdings, Inc.	38,779	0.0
2,205 (1)	Lifezone Metals Ltd.	9,415	0.0
4,022 (1)	LSB Industries, Inc.	34,187	0.0
2,341 (1)(2)	Magnera Corp.	35,443	0.0
1,421	Materion Corp.	176,659	0.1
3,784	Mativ Holdings, Inc.	45,976	0.0
2,194	Minerals Technologies, Inc.	133,724	0.1
2,635	Myers Industries, Inc.	49,327	0.0
7,171 (1)	NioCorp Developments Ltd.	38,006	0.0
20,171 (1)	Novagold Resources, Inc.	187,994	0.1
10,525 (1)	O-I Glass, Inc.	155,349	0.1
773	Olympic Steel, Inc.	33,073	0.0
3,912	Orion SA	20,655	0.0
9,552 (1)	Perimeter Solutions, Inc.	262,967	0.1
5,611 (1)	Perpetua Resources Corp.	135,842	0.1
8,943 (1)(2)	PureCycle Technologies, Inc.	76,820	0.0
945	Quaker Chemical Corp.	129,758	0.1
2,677 (1)	Ramaco Resources, Inc. - Class A	48,186	0.0
3,577 (1)	Ranpak Holdings Corp.	19,352	0.0
4,848 (1)	Rayonier Advanced Materials, Inc.	28,555	0.0
1,943	Ryerson Holding Corp.	48,886	0.0
2,866	Sensient Technologies Corp.	269,261	0.1
13,901 (1)	SSR Mining, Inc.	304,710	0.2
1,486	Stepan Co.	70,377	0.0
5,941	SunCoke Energy, Inc.	42,775	0.0

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,338	Sylvamo Corp.	$112,575	0.1
2,701 (1)	TimkenSteel Corp.	46,349	0.0
1,713	Titan America SA	28,230	0.0
2,117 (1)	Tredegar Corp.	15,200	0.0
2,147	TriMas Corp.	76,111	0.0
8,385	Tronox Holdings PLC	34,965	0.0
7,914 (1)	United States Antimony Corp.	39,728	0.0
745	United States Lime & Minerals, Inc.	89,206	0.1
854 (1)	US Gold Corp.	16,576	0.0
5,909 (1)	USA Rare Earth, Inc.	70,317	0.0
3,023	Vox Royalty Corp.	14,329	0.0
3,553	Warrior Met Coal, Inc.	313,268	0.2
2,279	Worthington Steel, Inc.	78,899	0.1
		8,676,966	4.3

	Real Estate: 5.5%
9,006	Acadia Realty Trust	184,983	0.1
5,103	Alexander & Baldwin, Inc.	105,326	0.1
170	Alexander's, Inc.	37,050	0.0
3,627	American Assets Trust, Inc.	68,659	0.0
11,084	American Healthcare REIT, Inc.	521,613	0.3
7,477 (1)	Anywhere Real Estate, Inc.	105,874	0.1
9,675	Apartment Investment and Management Co. - Class A	57,469	0.0
15,028	Apple Hospitality REIT, Inc.	178,082	0.1
5,768 (2)	Armada Hoffler Properties, Inc.	38,184	0.0
5,153	Braemar Hotels & Resorts, Inc.	14,789	0.0
12,329	Brandywine Realty Trust	36,001	0.0
12,805	Broadstone Net Lease, Inc.	222,423	0.1
14,479	CareTrust REIT, Inc.	523,561	0.3
1,508	CBL & Associates Properties, Inc.	55,796	0.0
1,178	Centerspace	78,596	0.0
3,429	Chatham Lodging Trust	23,351	0.0
3,132	City Office REIT, Inc.	21,893	0.0
2,078	Community Healthcare Trust, Inc.	34,121	0.0
32,277 (1)	Compass, Inc. - Class A	341,168	0.2
7,624	COPT Defense Properties	211,947	0.1
2,169	CTO Realty Growth, Inc.	39,931	0.0
6,713	Curbline Properties Corp.	155,809	0.1
15,886 (1)	Cushman & Wakefield Ltd.	257,194	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
13,952	DiamondRock Hospitality Co.	$125,010	0.1
15,664	Diversified Healthcare Trust	75,970	0.0
5,544 (1)	Douglas Elliman, Inc.	13,139	0.0
11,082	Douglas Emmett, Inc.	121,791	0.1
2,808	Easterly Government Properties, Inc.	59,501	0.0
6,085	Elme Communities	105,879	0.1
9,435	Empire State Realty Trust, Inc. - Class A	61,516	0.0
13,477	Essential Properties Realty Trust, Inc.	399,728	0.2
5,587	eXp World Holdings, Inc.	50,562	0.0
3,273	Farmland Partners, Inc.	31,715	0.0
1,503 (1)	Forestar Group, Inc.	37,019	0.0
6,903	Four Corners Property Trust, Inc.	159,183	0.1
1,097 (1)	FRP Holdings, Inc.	25,001	0.0
3,691	Getty Realty Corp.	101,023	0.1
3,213	Gladstone Commercial Corp.	34,283	0.0
2,650	Gladstone Land Corp.	24,247	0.0
959	Global Medical REIT, Inc.	32,357	0.0
13,531	Global Net Lease, Inc.	116,367	0.1
3,310 (1)	Hudson Pacific Properties, Inc.	35,847	0.0
15,896	Independence Realty Trust, Inc.	277,862	0.1
4,574	Industrial Logistics Properties Trust	25,340	0.0
1,906	Innovative Industrial Properties, Inc.	90,268	0.1
5,216	InvenTrust Properties Corp.	147,143	0.1
4,366 (2)	JBG SMITH Properties	74,266	0.0
8,722	Kennedy-Wilson Holdings, Inc.	84,342	0.0
14,580	Kite Realty Group Trust	349,483	0.2
3,911	L.P. Industrial Trust	193,907	0.1
3,182	LTC Properties, Inc.	109,397	0.1
17,547	Macerich Co.	323,918	0.2
1,767	Marcus & Millichap, Inc.	48,221	0.0
3,212	National Health Investors, Inc.	245,300	0.1
1,103	NET Lease Office Properties	28,446	0.0
5,626 (2)	NetSTREIT Corp.	99,243	0.1
9,342	Newmark Group, Inc. - Class A	161,990	0.1
1,678	NexPoint Residential Trust, Inc.	50,508	0.0
1,646	One Liberty Properties, Inc.	33,397	0.0
9,667	Outfront Media, Inc.	232,975	0.1

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,853	Peakstone Realty Trust	$40,941	0.0
7,971	Pebblebrook Hotel Trust	90,232	0.1
8,533	Phillips Edison & Co., Inc.	303,519	0.2
8,956	Piedmont Office Realty Trust, Inc. - Class A	74,693	0.0
2,895	Plymouth Industrial REIT, Inc.	63,343	0.0
5,321	PotlatchDeltic Corp.	211,669	0.1
7,777 (1)	Real Brokerage, Inc.	28,386	0.0
9,854	RLJ Lodging Trust	73,412	0.0
1,410	RMR Group, Inc. - Class A	21,009	0.0
4,030	Ryman Hospitality Properties, Inc.	381,319	0.2
16,128	Sabra Health Care REIT, Inc.	305,464	0.2
4,181	Safehold, Inc.	57,238	0.0
1,153	Saul Centers, Inc.	36,354	0.0
11,517	Service Properties Trust	21,191	0.0
3,922	Sila Realty Trust, Inc.	91,422	0.1
3,366	SITE Centers Corp.	21,610	0.0
4,891	SL Green Realty Corp.	224,350	0.1
1,869	Smartstop Self Storage REIT, Inc.	57,827	0.0
2,646	St Joe Co.	157,093	0.1
639 (1)	Stratus Properties, Inc.	15,451	0.0
7,579	Summit Hotel Properties, Inc.	36,910	0.0
13,054	Sunstone Hotel Investors, Inc.	116,703	0.1
7,686	Tanger Factory Outlet Centers, Inc.	256,482	0.1
1,675 (1)	Tejon Ranch Co.	26,415	0.0
7,011	Terreno Realty Corp.	411,616	0.2
5,594	UMH Properties, Inc.	89,001	0.1
1,077	Universal Health Realty Income Trust	42,229	0.0
8,700	Urban Edge Properties	166,953	0.1
5,576	Veris Residential, Inc.	82,971	0.0
3,727	Whitestone REIT	51,768	0.0
6,794	Xenia Hotels & Resorts, Inc.	96,067	0.1
		11,153,602	5.5

	Utilities: 2.9%
2,612	American States Water Co.	189,318	0.1
5,464	Avista Corp.	210,583	0.1
4,905	Black Hills Corp.	340,505	0.2
8,280	Brookfield Infrastructure Corp. - Class A	375,912	0.2
4,244 (1)	Cadiz, Inc.	23,809	0.0
4,091	California Water Service Group	177,263	0.1
1,613	Chesapeake Utilities Corp.	201,238	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,108	Consolidated Water Co. Ltd.	$39,101	0.0
1,586	Genie Energy Ltd. - Class B	21,855	0.0
2,175 (1)	Hallador Energy Co.	41,412	0.0
12,002 (1)	Hawaiian Electric Industries, Inc.	147,625	0.1
2,568	MGE Energy, Inc.	201,383	0.1
1,236	Middlesex Water Co.	62,319	0.0
5,592 (1)	Montauk Renewables, Inc.	9,339	0.0
6,798	New Jersey Resources Corp.	313,524	0.2
2,829	Northwest Natural Holding Co.	132,227	0.1
4,226	NorthWestern Corp.	272,746	0.1
7,357 (1)	Oklo, Inc.	527,938	0.3
4,007	ONE Gas, Inc.	309,541	0.1
4,157	Ormat Technologies, Inc.	459,224	0.2
2,632	Otter Tail Corp.	212,692	0.1
6,351	PNM Resources, Inc.	373,947	0.2
7,459	Portland General Electric Co.	357,957	0.2
1,843 (1)	Pure Cycle Corp.	20,255	0.0
2,282	SJW Group	111,795	0.0
4,371	Southwest Gas Holdings, Inc.	349,767	0.2
3,932	Spire, Inc.	325,176	0.2
1,197	Unitil Corp.	57,983	0.0
1,197 (2)	York Water Co.	38,112	0.0
		5,904,546	2.9

	Total Common Stock
	(Cost $147,281,553)	196,226,535	97.3

RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0
3,559 (3)(4)	Inhibrx, Inc. CVR	14,628	0.0
		21,408	0.0

	Total Rights
	(Cost $—)	21,408	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
165	Pulse Biosciences, Inc.	828	0.0

	Total Warrants
	(Cost $—)	828	0.0

	Total Long-Term Investments
	(Cost $147,281,553)	196,248,771	97.3

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.3%
	Repurchase Agreements: 2.8%
1,370,302 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,370,591, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,397,708, due 12/01/30-11/20/75)	$1,370,302	0.7
1,457,768 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,458,083, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,487,335, due 01/31/26-11/15/55)	1,457,768	0.7
1,370,302 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,370,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,397,708, due 10/15/26-12/20/55)	1,370,302	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
367,450 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $367,527, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $374,799, due 04/30/26-11/15/34)	$367,450	0.2
1,073,628 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 12/31/2025, 3.830%, due 01/02/2026 (Repurchase Amount $1,073,853, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,095,101, due 01/15/26-03/15/67)	1,073,628	0.5
	Total Repurchase Agreements
	(Cost $5,639,450)	5,639,450	2.8

	Time Deposits: 0.2%
100,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	100,000	0.0
100,000 (5)	Mizuho Bank Ltd., 3.640%, 01/02/2026	100,000	0.0
120,000 (5)	National Bank of Canada, 3.630%, 01/02/2026	120,000	0.1
140,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	140,000	0.1
	Total Time Deposits
	(Cost $460,000)	460,000	0.2

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.3%
4,504,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $4,504,000)	$4,504,000	2.3
	Total Short-Term Investments
	(Cost $10,603,450)	$10,603,450	5.3
	Total Investments in Securities
	(Cost $157,885,003)	$206,852,221	102.6
	Liabilities in Excess of Other Assets	(5,239,712)	(2.6)
	Net Assets	$201,612,509	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $24,555 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,451,499	$—	$—	$5,451,499
Consumer Discretionary	17,888,165	—	—	17,888,165
Consumer Staples	3,620,597	—	—	3,620,597
Energy	9,444,010	—	—	9,444,010
Financials	34,564,874	—	—	34,564,874
Health Care	36,804,050	—	3,147	36,807,197
Industrials	33,613,444	—	—	33,613,444
Information Technology	29,101,635	—	—	29,101,635
Materials	8,676,966	—	—	8,676,966
Real Estate	11,153,602	—	—	11,153,602
Utilities	5,904,546	—	—	5,904,546
Total Common Stock	196,223,388	—	3,147	196,226,535
Rights	—	—	21,408	21,408
Warrants	—	828	—	828
Short-Term Investments	4,504,000	6,099,450	—	10,603,450
Total Investments, at fair value	$200,727,388	$6,100,278	$24,555	$206,852,221
Liabilities Table
Other Financial Instruments+
Futures	$(160,351)	$—	$—	$(160,351)
Total Liabilities	$(160,351)	$—	$—	$(160,351)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Akero Therapeutics, Inc.	12/10/2025	$—	$3,147
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$24,555

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
E-mini Russell 2000 Index	43	03/20/26	$5,370,700	$(160,351)
			$5,370,700	$(160,351)

See Accompanying Notes to Financial Statements

99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$160,351
Total Liability Derivatives		$160,351

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$72,443
Total	$72,443

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$180,679
Total	$180,679

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $160,289,203.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,766,729
Gross Unrealized Depreciation	(19,364,062)
Net Unrealized Appreciation	$46,402,667

See Accompanying Notes to Financial Statements

100

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya VACS Index Series EM Portfolio	NII	$0.2181
	LTCG	$0.0018

Voya VACS Index Series I Portfolio	NII	$0.3791

Voya VACS Index Series MC Portfolio	NII	$0.1932
	STCG	$0.1221
	LTCG	$0.1977

Voya VACS Index Series S Portfolio	NII	$0.1784
	STCG	$0.0759
	LTCG	$0.5327

Voya VACS Index Series SC Portfolio	NII	$0.2797
	STCG	$0.3055
	LTCG	$0.9027

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya VACS Index Series MC Portfolio	48.70%
Voya VACS Index Series S Portfolio	68.26%
Voya VACS Index Series SC Portfolio	25.35%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Index Series EM Portfolio	$67,094
Voya VACS Index Series MC Portfolio	$7,136,496
Voya VACS Index Series S Portfolio	$143,390,093
Voya VACS Index Series SC Portfolio	$14,306,850

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign Taxes		Derived from Foreign
	Paid	Per Share Amount	Sourced Income*
Voya VACS Index Series EM Portfolio	$1,715,360	$0.0476	77.08%
Voya VACS Index Series I Portfolio	$5,825,894	$0.0379	72.43%

* None of the Portfolios' income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

101

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

102

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors/Trustees (“Board”) of Voya Investors Trust (the “Trust”) and Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio and Voya VACS Index Series SC Portfolio, each a series of the Company, and Voya VACS Index Series S Portfolio, a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company or Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

103

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s and the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, with respect to each Portfolio that seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of the Portfolios under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

104

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya VACS Index Series EM Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series EM Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series I Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series I Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations. In analyzing this performance data, the Board took into account that the Portfolio commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and

105

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

(c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series MC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series MC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series SC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series SC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series S Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series S Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material,

106

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Placement Agent	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221493 (1225)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in the financial statements filed under Item 7. In addition, a special meeting of shareholders of the Registrant was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal: To elect Directors/Trustees to their respective Board of Directors/Trustees.*

FUND/REGISTRANT		Shares Voted FOR	Shares Voted AGAINST	Shares Voted Abstain / Withhold	Total Shares Voted
VOYA INVESTORS TRUST	Colleen D. Baldwin	1,522,938,963.475	22,721,963.629	87,374,626.791	1,633,035,553.895
Election of Directors/Trustees	John V. Boyer	1,512,993,980.889	27,333,302.539	92,708,270.467	1,633,035,553.895
	Jody T. Foster	1,520,766,977.697	26,465,010.626	85,803,565.572	1,633,035,553.895
	Martin J. Gavin	1,510,554,834.223	29,329,389.563	93,151,330.109	1,633,035,553.895
	Dennis Johnson, CFA	1,510,238,384.751	27,236,604.251	95,560,564.893	1,633,035,553.895
	Joseph E. Obermeyer	1,516,767,741.415	25,656,561.500	90,611,250.980	1,633,035,553.895
	Sheryl K. Pressler	1,515,038,240.179	28,754,262.236	89,243,051.480	1,633,035,553.895
	Christopher P. Sullivan	1,513,275,894.864	26,581,015.757	93,178,643.274	1,633,035,553.895
	Mark R. Wetzel	1,514,106,857.035	26,247,285.477	92,681,411.383	1,633,035,553.895
	Christian G. Wilson	1,514,439,196.143	25,186,119.809	93,410,237.943	1,633,035,553.895

*Proposal passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $782,771 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 9, 2026